AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (56.7%):
Aerospace & Defense (2.1%):
57	Boeing Co. (The)	$21,687
393	Dassault Aviation SA	555,736
227	L3harris Technologies, Inc.	47,361
141	Lockheed Martin Corp.	54,998
72	Northrop Grumman Corp.	26,985
16,705	Raytheon Co.	3,277,354
3,587	Rolls-Royce Holdings plc	34,926
10,793	Safran SA	1,701,188
15,803	United Technologies Corp.	2,157,426

		7,877,661

Air Freight & Logistics (0.1%):
2,328	C.H. Robinson Worldwide, Inc.	197,368
1,100	Yamato Holdings Co., Ltd.	16,636

		214,004

Airlines (0.8%):
2,000	Air China, Ltd.	1,771
39,656	Azul SA, ADR*	1,420,478
596	Delta Air Lines, Inc.	34,329
52,600	Japan Airlines Co., Ltd.	1,563,607
324	United Continental Holdings, Inc.*	28,645

		3,048,830

Auto Components (0.5%):
14,900	Denso Corp.	658,356
19	Hyundai Mobis Co., Ltd.	4,014
5,900	Koito Manufacturing Co., Ltd.	290,928
141	Lear Corp.	16,624
324	Magna Internationl, Inc.	17,273
2,300	Stanley Electric Co., Ltd.	61,307
15,600	Toyota Industries Corp.	900,539

		1,949,041

Automobiles (0.8%):
70,000	Brilliance China Automotive Holdings, Ltd.	75,699
2,233	Fiat Chrysler Automobiles NV	28,929
2,265	Ford Motor Co.	20,748
43,700	Fuji Heavy Industries, Ltd.	1,235,464
513	General Motors Co.	19,227
32,400	Great Wall Motor Co., Ltd., Class A	35,140
23,600	Guangzhou Automobile Group Co., Ltd., Class A	40,730
3,568	Hero MotoCorp, Ltd.	136,239
94	Kia Motors Corp.	3,594
1,200	Mitsubishi Motors Corp.	5,238
205	Renault SA	11,778
33,000	Suzuki Motor Corp.	1,401,953

		3,014,739

Banks (4.2%):
68,184	ABN AMRO Group NV	1,202,055
18,000	Agricultural Bank of China, Ltd., Class A	7,035
1,669	Banco do Brasil SA	18,275
893	Banco Santander Brasil SA	9,743
73,151	Bank of America Corp.	2,133,815
3,000	Bank of China, Ltd.	1,182
26,000	China Citic Bank Co., Ltd.	13,903
14,413	Citigroup, Inc.	995,650
3,252	Criteria Caixacorp SA	8,552
1,416	Fifth Third Bancorp	38,770
826	Hana Financial Holdings Group, Inc.	24,383
148,844	HSBC Holdings plc	1,141,804
38,000	Industrial & Commercial Bank of China, Ltd., Class H	25,375

745	Industrial Bank of Korea (IBK)	8,224
126,934	ING Groep NV	1,330,418
Shares		Fair Value
Common Stocks, continued
Banks, continued
37,432	JPMorgan Chase & Co.	$4,405,372
477	KB Financial Group, Inc.	17,065
1,900	Mitsubishi UFJ Financial Group, Inc.	9,685
76,000	PT Bank Central Asia Tbk	162,618
42,108	Regions Financial Corp.	666,149
1,077	Shinhan Financial Group Co., Ltd.	37,543
22,982	SunTrust Banks, Inc.	1,581,162
4,842	U.S. Bancorp	267,956
110,635	Unicredit SpA	1,306,859
8,800	United Overseas Bank, Ltd.	163,064
3,028	Wells Fargo & Co.	152,732

		15,729,389

Beverages (0.1%):
1,003	Ambev SA Com Npv	4,647
242	Carlsberg A/S, Class B	35,812
218	Coca-Cola European Partners plc	12,088
3,839	Compania Cervecerias Unidas SA, ADR	85,187
740	Diageo plc	30,275
379	Monster Beverage Corp.*	22,005
2,017	PepsiCo, Inc.	276,530
65,100	Thai Beverage PCL	41,753
1,300	Tsingtao Brewery Co, Ltd., Class A	8,858
4,000	Tsingtao Brewery Co., Ltd., Class H	24,215

		541,370

Biotechnology (0.7%):
15,293	AbbVie, Inc.	1,157,985
25	Alexion Pharmaceuticals, Inc.*	2,449
364	Amgen, Inc.	70,438
73	Biogen Idec, Inc.*	16,996
19,204	Gilead Sciences, Inc.	1,217,149
50	Incyte Corp.*	3,712
27	Regeneron Pharmaceuticals, Inc.*	7,490

		2,476,219

Building Products (0.3%):
500	Asahi Glass Co., Ltd.	15,604
684	ASSA Abloy AB, Class B	15,242
4,942	Compagnie de Saint-Gobain SA	194,100
5,100	Daikin Industries, Ltd.	669,772
1,776	Fortune Brands Home & Security, Inc.	97,147
4,760	Masco Corp.	198,397

		1,190,262

Capital Markets (0.8%):
560	Ameriprise Financial, Inc.	82,376
100	B3 SA- Brasil Bolsa Balcao	1,050
20,725	Charles Schwab Corp. (The)	866,927
11	Deutsche Boerse AG	1,719
600	GF Securities Co., Ltd.*	632
156	Goldman Sachs Group, Inc.	32,328
2,400	Guotai Junan Securities Co., Ltd.	3,748
7,200	Haitong Securities Co., Ltd.	7,601
45,642	Morgan Stanley	1,947,544

		2,943,925

Chemicals (1.4%):
11,679	Air Products & Chemicals, Inc.	2,591,103

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

8,001	DuPont de Nemours, Inc.	570,551
31,000	Formosa Chemicals & Fibre Corp.	86,793
33,000	Formosa Plastics Corp.	100,684
893	Huntsman Corp.	20,771
18	Koninklijke DSM NV	2,165
2,900	Kuraray Co., Ltd.	35,877
Shares		Fair Value
Common Stocks, continued
Chemicals, continued
483	LG Chem, Ltd.	$120,498
41,000	Nan Ya Plastics Corp.	92,249
143	Nutrien, Ltd.	7,125
67,900	PTT Global Chemical Public Co., Ltd.	119,680
11,600	Shin-Etsu Chemical Co., Ltd.	1,250,038
60,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H	17,522
12,400	Toagosei Co., Ltd.	140,598

		5,155,654

Commercial Services & Supplies (0.0%†):
2,229	Country Garden Services Holdings Co., Ltd.	6,462

Communications Equipment (0.2%):
11,628	Cisco Systems, Inc.	574,540
1,913	Motorola Solutions, Inc.	325,994
3,479	Telefonaktiebolaget LM Ericsson, Class B	27,815

		928,349

Construction & Engineering (0.2%):
1,276	Eiffage SA	132,356
13,600	Kinden Corp.	202,732
1,900	Kyudenko Corp.	63,670
3,500	Maeda Road Construction Co., Ltd.	76,462
3,200	Nippo Corp.	59,531
4,100	Okumura Corp.	110,019
16,500	Sinopec Engineering Group Co., Ltd.	10,365
17,700	Toda Corp.	102,484

		757,619

Construction Materials (0.1%):
1,800	Anhui Conch Cement Co., Ltd., Class A	10,473
4,000	Anhui Conch Cement Co., Ltd., Class H	23,860
30,000	China Resources Cement Holdings, Ltd.	30,128
48	HeidelbergCement AG	3,470
820	LafargeHolcim, Ltd., Registered Shares	40,423
9,600	Siam Cement PCL	128,145

		236,499

Consumer Finance (0.0%†):
694	Ally Financial, Inc.	23,013
301	Capital One Financial Corp.	27,385
490	Discover Financial Services	39,734
268	Synchrony Financial	9,136

		99,268

Containers & Packaging (0.0%†):
226	Packaging Corp. of America	23,979

Distributors (0.0%†):
3,500	Canon Marketing Japan, Inc.	74,681

Diversified Consumer Services (0.0%†):
1,635	TAL Education Group, ADR*	55,982

Diversified Financial Services (0.1%):
1,926	Berkshire Hathaway, Inc., Class B*	400,647
114,000	Fubon Financial Holdings Co., Ltd.	163,961

		564,608

Diversified Telecommunication Services (1.2%):
51,691	Cellnex Telecom SAU	2,134,967
2,000	China Unicom Hong Kong, Ltd.	2,115
218,000	Chunghwa Telecom Co., Ltd.	780,231
Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
657	France Telecom SA	$10,311
84,000	HKT Trust & HKT, Ltd.	133,558
1,760	LG Uplus Corp.	20,124
3,300	Nippon Telegraph & Telephone Corp.	157,857
50,100	Singapore Telecommunications, Ltd.	112,530
3,845	Telefonica SA	29,356
136	Telia Co AB	609
16,484	Verizon Communications, Inc.	994,974

		4,376,632

Electric Utilities (1.2%):
5,334	CEZ	117,919
19,000	CK Infrastructure Holdings, Ltd.	127,442
13,000	CLP Holdings, Ltd.	136,122
324	Electricite de France	3,625
177,468	Enel SpA	1,325,838
4,396	Exelon Corp.	212,371
64	Fortum OYJ	1,514
8,000	Hongkong Electric Holdings, Ltd.	53,772
10,465	NextEra Energy, Inc.	2,438,240
358	Xcel Energy, Inc.	23,231

		4,440,074

Electrical Equipment (0.7%):
126	Eaton Corp. plc	10,477
36,704	Emerson Electric Co.	2,454,029
3,200	GS Yuasa Corp.	55,693
3,000	Mabuchi Motor Co., Ltd.	112,660
140	Rockwell Automation, Inc.	23,072

		2,655,931

Electronic Equipment, Instruments & Components (0.7%):
1,608	ALPS Electric Co., Ltd.	30,210
7,663	Corning, Inc.	218,549
13,000	Hangzhou Hikvision Digital	59,371
1,300	Hitachi, Ltd.	48,691
63,320	Hon Hai Precision Industry Co., Ltd.	149,903
6,200	Japan Aviation Electronics Industry, Ltd.	88,618
200	Keyence Corp.	124,625
38,400	Murata Manufacturing Co., Ltd.	1,859,310
9	Samsung SDI Co., Ltd.	1,679
4,391	Wuhan Raycus Fiber Laser Technologies Co., Ltd., Class A	61,447

		2,642,403

Energy Equipment & Services (0.0%†):
2,418	Schlumberger, Ltd.	82,623

Entertainment (0.1%):
323	Ncsoft Corp.	140,486
776	Vivendi Universal SA	21,308
373	Walt Disney Co. (The)	48,609

		210,403

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Equity Real Estate Investment Trusts (0.4%):
960	American Tower Corp.	212,285
1,498	Equinix, Inc.	864,046
10,500	Link REIT (The)	115,277
8,396	Weyerhaeuser Co.	232,569

		1,424,177

Food & Staples Retailing (0.4%):
300	AEON Co., Ltd.	5,519
175	Costco Wholesale Corp.	50,419
7,330	Jeronimo Martins SGPS SA	123,634
Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
1,810	Kroger Co. (The)	$46,662
5,500	Laobaixing Pharmacy Chain JSC, Class A	58,486
1,800	Seven & I Holdings Co., Ltd.	69,084
9,000	Sun Art Retail Group, Ltd.	9,160
354	Sysco Corp.	28,108
9,079	Wal-Mart Stores, Inc.	1,077,495
17	Woolworths, Ltd.	428
5,300	Yifeng Pharmacy Chain Co., Ltd., Class A	58,653

		1,527,648

Food Products (2.0%):
75,600	Ajinomoto Co., Inc.	1,430,549
13,000	China Mengniu Dairy Co., Ltd.	48,521
13,000	Dali Foods Group Co., Ltd.	7,981
35,754	Danone SA	3,148,632
3,800	Foshan Haitian Flavouring & Food Co., Ltd.	58,634
14,200	Inner Mongolia Yili Indsutrial Group Co., Ltd.	57,037
1,565	JBS SA	12,352
236	Kraft Heinz Co. (The)	6,593
2,906	Mondelez International, Inc., Class A	160,760
23,092	Nestle SA, Registered Shares	2,505,510
4,000	Tingyi (Caymen Is) Holding Corp.	5,651
67,000	Uni-President Enterprises Corp.	161,545
183,000	Want Want China Holdings, Ltd.	145,712

		7,749,477

Gas Utilities (0.3%):
3,500	Beijing Enterprises Holdings, Ltd.	16,138
48,000	Tokyo Gas Co., Ltd.	1,213,719

		1,229,857

Health Care Equipment & Supplies (2.0%):
2,364	Abbott Laboratories	197,796
4,700	Autobio Diagnostics Co., Ltd., Class A	58,316
1,815	Baxter International, Inc.	158,758
7,623	Becton, Dickinson & Co.	1,928,314
242	Edwards Lifesciences Corp.*	53,218
2,983	EssilorLuxottica SA	430,260
14,900	HOYA Corp.	1,216,556
56	Intuitive Surgical, Inc.*	30,236
54,230	Koninklijke Philips Electronics NV	2,513,471
1,016	Medtronic plc	110,358
37,900	Olympus Co., Ltd.	513,042
2,200	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	57,036
927	Stryker Corp.	200,510

		7,467,871

Health Care Providers & Services (2.7%):
11,899	Aier Eye Hospital Group Co., Ltd., Class A	59,304
3,900	Alfresa Holdings Corp.	87,518

11,320	Anthem, Inc.	2,717,932
528	Cardinal Health, Inc.	24,916
544	Centene Corp.*	23,533
9,382	CVS Health Corp.	591,723
8,731	DaVita, Inc.*	498,278
17,335	Fresenius SE & Co. KGaA	810,301
10,197	HCA Healthcare, Inc.	1,227,923
469	McKesson Corp.	64,094
4,600	Medipal Holdings Corp.	102,851
18,442	NMC Health plc^	614,133
Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
57,652	Notre Dame Intermedica Participacoes SA	$752,809
1,800	Suzuken Co., Ltd.	97,148
12,491	UnitedHealth Group, Inc.	2,714,544

		10,387,007

Health Care Technology (0.0%†):
9	Cerner Corp.	614

Hotels, Restaurants & Leisure (0.7%):
134	Carnival Corp., Class A	5,857
19,700	Genting Singapore, Ltd.	12,550
1,764	Huazhu Group, Ltd., ADR	58,247
4,590	McDonald’s Corp.	985,519
203	Royal Caribbean Cruises, Ltd.	21,991
12,091	Sodexo SA	1,358,044
590	Starbucks Corp.	52,168
662	Wyndham Worldwide Corp.	30,465
3,228	Yum China Holdings, Inc.	146,648
414	Yum! Brands, Inc.	46,960

		2,718,449

Household Durables (0.1%):
3,001	Berkeley Group Holdings plc (The)	154,166
1,277	Coway Co., Ltd.	90,404
4,900	Gree Electric Appliances, Inc. of Zhuhai, Class A	39,540
10,600	Hangzhou Robam Applinaces Co. Limited	39,251
826	LG Electronics, Inc.	46,376
17,300	Qingdao Haier Co., Ltd.	37,250
300	Sony Corp.	17,631

		424,618

Household Products (0.6%):
27,758	Colgate-Palmolive Co.	2,040,491
1,064	Procter & Gamble Co. (The)	132,340

		2,172,831

Independent Power and Renewable Electricity Producers (0.1%):
1,736	AES Corp. (The)	28,366
27,000	Cgn Power Co., Ltd., Class H	6,836
9,000	China Longyuan Power Group Corp.	5,056
8,000	China Resources Power Holdings Co.	9,730
617	Engie Brasil Energia SA	6,592
7,589	Vistra Energy Corp.	202,854

		259,434

Industrial Conglomerates (0.9%):
8,000	Citic, Ltd.	10,071
34,000	Fosun International, Ltd.	42,308
2,964	General Electric Co.	26,498
335	Honeywell International, Inc.	56,682
3,800	Jardine Matheson Holdings, Ltd.	203,819
29,297	Siemens AG, Registered Shares	3,139,136

		3,478,514

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Insurance (1.1%):
1,533	AEGON NV	6,374
5	Allstate Corp. (The)	543
94,000	Cathay Financial Holding Co., Ltd.	124,059
600	China Taiping Insurance Holdings Co., Ltd.	1,349
6,959	Chubb, Ltd.	1,123,461
119	Discovery, Ltd.^	898
55	Fairfax Financial Holdings, Ltd.	24,247
3,708	Hartford Financial Services Group, Inc. (The)	224,742
Shares		Fair Value
Common Stocks, continued
Insurance, continued
600	Japan Post Holdings Co., Ltd.	$5,542
23,896	Marsh & McLennan Cos., Inc.	2,390,795
648	MetLife, Inc.	30,560
18	Muenchener Rueckversicherungs-Gesellschaft AG	4,656
600	NKSJ Holdings, Inc.	25,231
12,631	Old Mutual, Ltd.^	16,126
445	Progressive Corp. (The)	34,376
394	Prudential Financial, Inc.	35,440
286	Reinsurance Group of America, Inc.	45,726
1,301	Travelers Cos., Inc. (The)	193,446
9	Willis Towers Watson plc	1,737

		4,289,308

Interactive Media & Services (2.8%):
51	Alphabet, Inc., Class A*	62,278
5,158	Alphabet, Inc., Class C*	6,287,602
6	Baidu, Inc., ADR*	617
10,577	Facebook, Inc., Class A*	1,883,552
52,000	Tencent Holdings, Ltd.	2,206,922
9,200	Yahoo! Japan Corp.	26,035

		10,467,006

Internet & Direct Marketing Retail (1.8%):
11,905	Alibaba Group Holding, Ltd., ADR*	1,990,873
2,206	Amazon.com, Inc.*(a)	3,829,417
14	Booking Holdings, Inc.*	27,477
1,185	eBay, Inc.	46,191
504	Expedia, Inc.	67,743
1,529	JD.com, Inc., ADR*	43,133
36,100	Start Today Co., Ltd.^	832,984
151	Vipshop Holdings, Ltd., ADR*	1,347

		6,839,165

IT Services (1.3%):
1,920	Accenture plc, Class C	369,312
360	Adyen NV*	237,335
897	DXC Technology Co.	26,462
7,836	FleetCor Technologies, Inc.*	2,247,208
1,076	Global Payments, Inc.	171,084
252	International Business Machines Corp.	36,646
2,244	MasterCard, Inc., Class A	609,403
200	NTT Data Corp.	2,595
4,004	PayPal Holdings, Inc.*	414,774
287	VeriSign, Inc.*	54,137
3,746	Visa, Inc., Class A	644,349
973	Wipro, Ltd.	3,293
47	Wirecard AG	7,510

		4,824,108

Leisure Products (0.0%†):
2,809	Peloton Interactive, Inc., Class A*^	70,506

Life Sciences Tools & Services (0.5%):
18,871	Agilent Technologies, Inc.	1,446,085
6,700	Hangzhou Tigermed Consulting Co., Ltd., Class A	58,298
442	Thermo Fisher Scientific, Inc.	128,741
4,900	WuXi AppTec Co., Ltd., Class A	59,521
5,500	Wuxi Biologics Cayman, Inc.*	56,207

		1,748,852

Machinery (0.5%):
546	Atlas Copco AB	14,819
26	Caterpillar, Inc.	3,284
124	Cummins, Inc.	20,171
Shares		Fair Value
Common Stocks, continued
Machinery, continued
7,774	Dover Corp.	$773,980
13,000	Han’s Laser Technology	65,349
11,872	Knorr-Bremse AG	1,115,790
1,100	Mitsubishi Heavy Industries, Ltd.	43,275
661	Sandvik AB	10,297
4,600	Sany Heavy Industry Co., Ltd.	9,245
93	Stanley Black & Decker, Inc.	13,430
5,000	Weichai Power Co., Ltd., Class H	7,250
500	Zoomlion Heavy Industry Science and Technology Co., Ltd., Class A	400

		2,077,290

Marine (0.0%†):
39	A.P. Moeller - Maersk A/S, Class A	41,703
19	A.P. Moeller - Maersk A/S, Class B	21,546

		63,249

Media (2.2%):
5,865	Charter Communications, Inc., Class A*	2,417,084
79,028	Comcast Corp., Class A(a)	3,562,582
15,329	I-Cable Communications, Ltd.*	146
8,787	Liberty Broadband Corp., Class C*	919,735
8,362	Liberty SiriusXM Group, Class A*	347,608
14,011	Liberty SiriusXM Group, Class C*	587,902
9	MultiChoice Group, Ltd.*	70
5,600	Nippon Television Holdings, Inc.	72,148
1,324	Omnicom Group, Inc.	103,669
921	Publicis Groupe SA	45,275
73,348	RAI Way SpA	425,423
5,600	TV Asahi Holdings Corp.^	88,372

		8,570,014

Metals & Mining (0.7%):
9,384	Barrick Gold Corp.	162,362
6,000	China Hongqiao Group, Ltd.	3,823
1,800	DOWA Mining Co.	61,772
14,445	Eregli Demir ve Celik Fabrikalari T.A.S.	17,573
2,384	Glencore International plc	7,181
96	Kumba Iron Ore, Ltd.	2,376
22,292	Newcrest Mining, Ltd.	519,610
28,682	Newmont Mining Corp.	1,087,622
689	POSCO	130,515
45	Rio Tinto plc	2,337
139	Rio Tinto, Ltd.	8,740
5,416	South32, Ltd.	9,623
70	Southern Copper Corp.	2,389
16,700	Tokyo Steel Manufacturing Co., Ltd.	128,639
10,105	Vedanta, Ltd.	21,982
18,444	Wheaton Precious Metals Corp.	483,691

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

2,700	Yamato Kogyo Co., Ltd.	67,384
42,000	Zijin Mining Group Co., Ltd.	14,463

		2,732,082

Multiline Retail (0.7%):
6	Dollar General Corp.	954
12,229	Dollar Tree, Inc.*	1,396,062
10,231	Macy’s, Inc.	158,990
8,312	Target Corp.	888,636

		2,444,642

Multi-Utilities (0.3%):
3,512	AGL Energy, Ltd.	45,377
707	CenterPoint Energy, Inc.	21,337
545	Engie Group	8,903
6,614	Sempra Energy	976,293

		1,051,910

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels (3.1%):
517	Chevron Corp.	$61,316
46,000	China Petroleum & Chemical Corp., Class H	27,459
9,500	China Shenhua Energy Co., Ltd.	19,017
21,000	CNOOC, Ltd.	32,265
25,283	Coal India, Ltd.	71,374
429	ConocoPhillips Co.	24,444
1,222	Devon Energy Corp.	29,401
44,074	Enbridge, Inc.	1,547,098
1,743	Exxon Mobil Corp.	123,073
941	Fieldwood Energy LLC*(b)	23,525
3,485	Fieldwood Energy LLC*(b)	87,125
24,000	Formosa Petrochemical Corp.	76,148
1,755	Hindustan Petroleum Corp., Ltd.	7,474
286	Imperial Oil, Ltd.	7,448
8,000	Kunlun Energy Co., Ltd.	6,897
8,951	Marathon Petroleum Corp.	543,773
43,210	Oil & Natural Gas Corp., Ltd.	80,585
34,737	ONEOK, Inc.	2,559,771
317	Phillips 66	32,461
89,697	Reliance Industries, Ltd.	1,686,441
1,349	Repsol SA	21,039
12,827	Royal Dutch Shell plc, Class A, ADR	754,869
35,307	Royal Dutch Shell plc, Class A	1,031,971
748	Royal Dutch Shell plc, Class A	21,859
374	Royal Dutch Shell plc, Class B	10,985
900	Shanxi Lu’an Environmental Energy Development Co., Ltd., Class A	916
20,803	Snam SpA	105,165
867	S-Oil Corp.	72,375
22,575	TC Energy Corp.	1,169,053
38,300	Thai Oil Public Co., Ltd.	87,451
380	Total SA, ADR	19,760
127	Tupras-Turkiye Petrol Rafine	3,230
334	Valero Energy Corp.	28,470
60,079	Williams Cos., Inc.	1,445,501
10,000	Yanzhou Coal Mining Co.	10,123
769	YPF Sociedad Anonima, ADR	7,113

		11,836,975

Paper & Forest Products (0.1%):
386,370	Quintis Pty, Ltd.*(b)(c)	318,082

Personal Products (0.0%†):
9,000	Hengan International Group Co., Ltd.	58,772
11,700	Shanghai Jahwa United Co., Ltd., Class A	56,489

		115,261

Pharmaceuticals (2.8%):
1,482	Aspen Pharmacare Holdings, Ltd.	8,418
84,300	Astellas Pharma, Inc.	1,204,945
6,597	AstraZeneca plc	586,122
3,685	Asymchem Laboratories Tianjin Co., Ltd., Class A	61,011
9,133	Bayer AG, Registered Shares	643,851
1,055	Bristol-Myers Squibb Co.	53,499
5,500	China Resources Pharmaceutical	5,175
361	GlaxoSmithKline plc	7,726
5,399	Jiangsu Hengrui Medicine Co., Ltd.	61,233
19,214	Johnson & Johnson Co.	2,485,907
300	Kyowa Hakko Kogyo Co., Ltd.	5,827
20,387	Merck & Co., Inc.	1,716,178
Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
5	Novartis AG, Registered Shares	$434
7,049	Novo Nordisk A/S, Class B	364,042
400	Ono Pharmaceutical Co., Ltd.	7,276
900	Otsuka Holdings Co., Ltd.	33,669
59,006	Pfizer, Inc.	2,120,086
1,977	Roche Holding AG	576,688
6,279	Sanofi-Aventis SA	582,162
100	Shionogi & Co., Ltd.	5,580
327	Zoetis, Inc.	40,741

		10,570,570

Professional Services (0.0%†):
1,020	Reed Elsevier plc	24,195
671	Thomson Reuters Corp.	44,853

		69,048

Real Estate Management & Development (1.1%):
10,000	Agile Property Holdings, Ltd.	12,217
568,600	CapitaLand, Ltd.	1,456,774
200	Daiwa House Industry Co., Ltd.	6,517
72,000	Hang Lung Properties, Ltd.	163,661
7,800	Hongkong Land Holdings, Ltd.	43,949
14,000	Hysan Development Co., Ltd.	56,643
10,600	Mitsubishi Estate Co., Ltd.	205,281
24,000	Sino Land Co., Ltd.	36,224
117,166	Sun Hung Kai Properties, Ltd.	1,693,911
10,000	Swire Pacific, Ltd., Class A	93,193
3,152	Vonovia SE	159,872
15,000	Wharf Real Estate Investment Co., Ltd.	82,237

		4,010,479

Road & Rail (1.0%):
264	Canadian National Railway Co.	23,708
84	Canadian Pacific Railway, Ltd., Class 1	18,669
70,800	ComfortDelGro Corp., Ltd.	123,163
1,069	CSX Corp.	74,050
1,300	Daqin Railway Co., Ltd., Class A	1,383
15,300	East Japan Railway Co.	1,463,846
153	Norfolk Southern Corp.	27,488
4,700	Seino Holdings Co., Ltd.	58,827
68,532	Uber Technologies 6mo Lock Up*(b)	2,066,708
483	Uber Technologies, Inc.*	14,717
306	Union Pacific Corp.	49,566

		3,922,125

Semiconductors & Semiconductor Equipment (1.5%):
11,864	Applied Materials, Inc.	592,014
10	ASML Holding NV	2,482
1,000	Globalwafers Co., Ltd.	10,187

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

1,791	Intel Corp.	92,290
355	KLA-Tencor Corp.	56,605
10,215	Marvell Technology Group, Ltd.	255,068
2,000	MediaTek, Inc.	23,844
587	Micron Technology, Inc.*	25,153
346	NXP Semiconductors NV	37,755
6,031	Qualcomm, Inc.	460,045
306,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,695,818
7,910	Texas Instruments, Inc.	1,022,287
5,825	Xilinx, Inc.	558,618

		5,832,166

Software (3.5%):
2,276	Adobe Systems, Inc.*	628,745
8,641	Autodesk, Inc.*	1,276,275
Shares		Fair Value
Common Stocks, continued
Software, continued
7,041	Citrix Systems, Inc.	$679,597
14	Dassault Systemes SA	1,994
49,146	Dropbox, Inc., Class A*	991,275
11,400	Glodon Co., Ltd., Class A	56,916
5,400	Hundsun Technologies, Inc.	56,344
2,569	Intuit, Inc.	683,200
64,000	Kingdee International Software Group Co., Ltd.	67,955
26,000	Kingsoft Corp., Ltd.*	55,602
49,753	Microsoft Corp.	6,917,159
19,158	Oracle Corp.	1,054,265
4,433	Salesforce.com, Inc.*	658,035
77	SAP AG	9,051
58	ServiceNow, Inc.*	14,723
13,599	Venustech Group, Inc., Class A	60,994
361	VMware, Inc., Class A	54,172
12,299	Yonyou Network Technology Co., Ltd.	53,524

		13,319,826

Specialty Retail (1.0%):
12	AutoZone, Inc.*	13,015
5,289	Home Depot, Inc. (The)	1,227,154
12,293	Lowe’s Cos., Inc.	1,351,739
4,542	Petrobras Distribuidora SA	30,097
417	Ross Stores, Inc.	45,807
22,441	TJX Cos., Inc. (The)	1,250,861

		3,918,673

Technology Hardware, Storage & Peripherals (1.7%):
27,251	Apple, Inc.	6,103,407
154	Dell Technologies, Inc., Class C*	7,986
400	Fujifilm Holdings Corp.	17,631
1,161	Hewlett Packard Enterprise Co.	17,612
890	HP, Inc.	16,839
15,900	Inspur Electronic Information Industry Co., Ltd., Class A	57,672
100,000	Lenovo Group, Ltd.	66,534
426	Western Digital Corp.	25,407

		6,313,088

Textiles, Apparel & Luxury Goods (0.1%):
136	Adidas AG	42,320
7,000	Anta Sports Products, Ltd.	57,972
1,306	Compagnie Financiere Richemont SA	96,004
51	Kering	26,033
19,500	Li Ning Co., Ltd.	56,079
338	Nike, Inc., Class B	31,745

		310,153

Thrifts & Mortgage Finance (0.3%):
33,645	Housing Development Finance Corp., Ltd.	939,420

Tobacco (0.7%):
18,765	Altria Group, Inc.	767,489
9,968	KT&G Corp.	880,072
11,768	Philip Morris International, Inc.	893,544

		2,541,105

Trading Companies & Distributors (0.3%):
12,890	Ferguson plc	941,559

Transportation Infrastructure (0.1%):
20,000	Beijing Capital International Airport Co., Ltd.	17,111
3,400	Kamigumi Co., Ltd.	77,036
28,200	Malaysia Airports Holdings Berhad	58,393
Shares		Fair Value
Common Stocks, continued
Transportation Infrastructure, continued
4,599	Shanghai International Air	$51,586
10,000	Zhejiang Expressway Co., Ltd.	8,627

		212,753

Wireless Telecommunication Services (1.0%):
25,000	Advanced Information Service plc	179,965
46,298	America Movil SAB de C.V., Series L	34,352
4,500	China Mobile, Ltd.	37,348
133,000	Far EasTone Telecommunications Co., Ltd.	310,637
77,500	Intouch Holdings Public Co., Ltd.	166,112
6,200	KDDI Corp.	162,091
269	Rogers Communications, Inc.	13,104
524	SK Telecom Co., Ltd.	105,448
101,000	Taiwan Mobile Co., Ltd.	364,426
872	Turkcell Iletisim Hizmetleri AS	2,012
1,156,031	Vodafone Group plc	2,301,760

		3,677,255

Total Common Stocks (Cost $183,142,788)		214,163,774

Preferred Stocks (0.9%):
Banks (0.2%):
100	Banco Bradesco SA, 2.97%, 1/3/20	816
12,329	Citigroup Capital XIII, 8.24%, 10/28/19^	338,184
24,762	Itau Unibanco Holding SA, Series S, 4.93%, 1/3/20	208,784
75,000	USB Capital IX, 3.50%, 10/29/49(US0003M+102bps), Callable 11/7/19 @ 100	64,594
116	Wells Fargo & Co., Series L, Class A, 4.93%, 8/29/19	176,609

		788,987

Consumer Finance (0.1%):
13,543	GMAC Capital Trust I, Series 2, 8.04%, 11/13/19	354,962

Health Care Providers & Services (0.1%):
143,925	Grand Rounds, Inc., Series C*(b)(c)	387,158

Household Products (0.3%):
11,360	Henkel AG & Co. KGaA, 1.88%, 4/21/20	1,124,665

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Software (0.2%):
116,157	Palantir Technologies, Inc., Series I*(b)(c)	707,396

Total Preferred Stocks (Cost $3,241,051)		3,363,168

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Private Placements (0.1%):
Household Durables (0.0%†):
$23,389	Jawbone, 0.00%*(b)(c)	—

Internet Software & Services (0.1%):
5,547	Lookout, Inc., 0.00%*(b)(c)	3,106
63,925	Lookout, Inc. Preferred Shares, Series F, 0.00%*(b)(c)	458,982

		462,088

Total Private Placements (Cost $793,586)		462,088

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds (0.0%†):
Food Products (0.0%†):
$400,000	REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14(b)(c)(d)	$—

Real Estate Management & Development (0.0%†):
250,000	CapitaLand, Ltd., 1.95%, 10/17/23+(e)	181,453

Total Convertible Bonds (Cost $575,738)		181,453

Bank Loans (0.1%):
Hotels, Restaurants & Leisure (0.1%):
350,314	Hilton Worldwide Finance LLC, 3.33% (US LIBOR+175 bps), 10/25/23	352,300

Oil, Gas & Consumable Fuels (0.0%†):
151,147	Fieldwood Energy LLC, 9.77% (US LIBOR+725 bps), 4/11/23	111,849

Total Bank Loans (Cost $499,059)		464,149

Corporate Bonds (5.6%):
Aerospace & Defense (0.2%):
681,000	TransDigm, Inc., 6.25%, 3/15/26, Callable 3/15/22 @ 103.13(e)	730,373

Banks (1.2%):
265,000	Bank of America Corp., 3.30%, 1/11/23, MTN	273,697
586,000	Bank of America Corp., 4.13%, 1/22/24, MTN	630,694
141,000	Bank of America Corp., 4.00%, 1/22/25, MTN	149,722
455,000	Citigroup, Inc., 3.35% (US0003M+90 bps), 4/24/25, Callable 4/24/24 @ 100	471,282
241,000	Citigroup, Inc., Series Q, 5.95% (US0003M+410 bps), Callable 8/15/20 @ 100	244,615
595,000	Citigroup, Inc., Series O, 5.88% (US0003M+406 bps), Callable 3/27/20 @ 100	600,950

353,000	JPMorgan Chase & Co., 4.02% (US0003M+100 bps), 12/5/24, Callable 12/5/23 @ 100	376,419
315,000	JPMorgan Chase & Co., 5.00% (SOFR+338 bps), Callable 8/1/24 @ 100	324,476
108,000	SunTrust Banks, Inc., 4.00%, 5/1/25, Callable 3/1/25 @ 100	116,674
53,000	Wells Fargo & Co., 3.07%, 1/24/23, Callable 1/24/22 @ 100	53,970
170,000	Wells Fargo & Co., 3.75%, 1/24/24, Callable 12/24/23 @ 100, MTN	179,467
898,000	Wells Fargo & Co., 3.20% (US0003M+117 bps), 6/17/27, Callable 6/17/26 @ 100, MTN	927,888
370,000	Wells Fargo Bank NA, 3.55%, 8/14/23, Callable 7/14/23 @ 100	388,365

		4,738,219

Biotechnology (0.2%):
112,000	AbbVie, Inc., 3.60%, 5/14/25, Callable 2/14/25 @ 100	116,339
Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Biotechnology, continued
$265,000	Gilead Sciences, Inc., 3.25%, 9/1/22, Callable 7/1/22 @ 100	$274,340
293,000	Gilead Sciences, Inc., 3.70%, 4/1/24, Callable 1/1/24 @ 100	309,963

		700,642

Capital Markets (0.4%):
265,000	Goldman Sachs Group, Inc., 2.91% (US0003M+105 bps), 6/5/23, Callable 6/5/22 @ 100	268,378
281,000	Goldman Sachs Group, Inc., Series M, 5.38% (US0003M+392 bps), Callable 5/10/20 @ 100	283,810
360,000	Morgan Stanley, Series F, 3.88%, 4/29/24	381,847
230,000	Morgan Stanley, 2.72% (SOFR+115 bps), 7/22/25, Callable 7/22/24 @ 100, MTN	231,968
198,000	Morgan Stanley, Series H, 5.91% (US0003M+361 bps), Callable 1/15/20 @ 100	199,980
309,000	The Goldman Sachs Group, Inc., 3.63%, 2/20/24, Callable 1/20/24 @ 100	323,563

		1,689,546

Consumer Finance (0.3%):
567,000	American Express Co., 3.70%, 8/3/23, Callable 7/3/23 @ 100	597,031

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

177,000	American Express Co., Series C, 4.90% (US0003M+329 bps), Callable 3/15/20 @ 100	177,221
245,000	Capital One Finance Corp., 3.30%, 10/30/24, Callable 9/30/24 @ 100	253,071
190,000	Capital One Financial Corp., 3.20%, 1/30/23, Callable 12/30/22 @ 100	194,831

		1,222,154

Diversified Financial Services (0.1%):
220,000	BP Capital Markets America, Inc., 3.79%, 2/6/24, Callable 1/6/24 @ 100	233,959

Diversified Telecommunication Services (0.1%):
48,000	Hughes Satellite Systems Corp., 7.63%, 6/15/21	51,720
294,000	Verizon Communications, Inc., 3.50%, 11/1/24, Callable 8/1/24 @ 100	311,329

		363,049

Electric Utilities (0.1%):
245,000	NextEra Energy Capital Holdings, Inc., 2.90%, 4/1/22	249,018
236,000	Vistra Operations Co. LLC, 5.63%, 2/15/27, Callable 2/15/22 @ 102.81(e)	248,095

		497,113

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts (0.0%†):
$54,000	AvalonBay Communities, Inc., 3.50%, 11/15/24, Callable 8/15/24 @ 100	$57,455

Food & Staples Retailing (0.1%):
270,000	Walgreen Co., 3.10%, 9/15/22	276,346

Health Care Equipment & Supplies (0.2%):
364,000	Becton Dickinson & Co., 2.89%, 6/6/22, Callable 5/6/22 @ 100	369,322
120,000	Becton Dickinson & Co., 3.36%, 6/6/24, Callable 4/6/24 @ 100	124,848
257,000	Becton, Dickinson & Co., 3.13%, 11/8/21	261,235

		755,405

Health Care Providers & Services (0.4%):
359,000	Cigna Corp., 3.40%, 9/17/21	366,371
306,000	Cigna Corp., 3.75%, 7/15/23, Callable 6/15/23 @ 100	320,294
813,000	CVS Health Corp., 3.70%, 3/9/23, Callable 2/9/23 @ 100	845,711
62,000	UnitedHealth Group, Inc., 3.70%, 12/15/25	66,606

		1,598,982

Hotels, Restaurants & Leisure (0.1%):
164,000	McDonald’s Corp., 3.35%, 4/1/23, Callable 3/1/23 @ 100, MTN	170,784
265,000	Starbucks Corp., 3.10%, 3/1/23, Callable 2/1/23 @ 100	273,797

		444,581

Insurance (0.2%):
63,000	Aon Corp., 4.50%, 12/15/28, Callable 9/15/28 @ 100	70,824
152,000	Marsh & McLennan Cos., Inc., 3.88%, 3/15/24, Callable 2/15/24 @ 100	161,727
63,000	Marsh & McLennan Cos., Inc., 4.38%, 3/15/29, Callable 12/15/28 @ 100	71,020
151,000	Prudential Financial, Inc., 5.88% (US0003M+418 bps), 9/15/42, Callable 9/15/22 @ 100	162,713
100,000	Prudential Financial, Inc., 5.62% (US0003M+392 bps), 6/15/43, Callable 6/15/23 @ 100	107,250

		573,534

IT Services (0.5%):
933,000	Fiserv, Inc., 2.75%, 7/1/24, Callable 6/1/24 @ 100	949,154
573,000	International Business Machines Corp., 3.00%, 5/15/24	592,829
65,000	PayPal Holdings, Inc., 2.40%, 10/1/24, Callable 9/1/24 @ 100	65,359
95,000	PayPal Holdings, Inc., 2.65%, 10/1/26, Callable 8/1/26 @ 100	95,768

		1,703,110

Media (0.3%):
524,000	Comcast Corp., 3.70%, 4/15/24, Callable 3/15/24 @ 100	558,148

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$224,798	iHeartCommunications, Inc., 6.38%, 5/1/26, Callable 5/1/22 @ 103.19^	$242,782
79,777	iHeartCommunications, Inc., 8.38%, 5/1/27, Callable 5/1/22 @ 104.19^	86,159
200,000	NBCUniversal Enterprise, Inc., 5.25%, Callable 3/19/21 @ 100(e)	204,379

		1,091,468

Oil, Gas & Consumable Fuels (0.6%):
66,000	El Paso Pipeline Partners Operating Co. LLC, 4.30%, 5/1/24, Callable 2/1/24 @ 100	70,543
104,000	Energy Transfer Operating LP, 5.88%, 1/15/24, Callable 10/15/23 @ 100	115,522

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

84,000	Energy Transfer Partners LP, 4.05%, 3/15/25, Callable 12/15/24 @ 100	87,781
363,000	Enterprise Products Operating LLC, 3.35%, 3/15/23, Callable 12/15/22 @ 100	375,285
85,000	Enterprise Products Operating LLC, 3.90%, 2/15/24, Callable 11/15/23 @ 100	89,674
83,000	Enterprise Products Operating LLC, 3.75%, 2/15/25, Callable 11/15/24 @ 100	88,318
69,000	Kinder Morgan Energy Partners LP, 4.15%, 2/1/24, Callable 11/1/23 @ 100	73,246
183,000	MPLX LP, 4.13%, 3/1/27, Callable 12/1/26 @ 100	192,546
85,000	Occidental Petroleum Corp., 2.70%, 8/15/22	85,718
315,000	ONEOK Partners LP, 4.90%, 3/15/25, Callable 12/15/24 @ 100	346,022
210,000	ONEOK, Inc., 2.75%, 9/1/24, Callable 8/1/24 @ 100	210,839
217,000	Williams Cos., Inc., 3.70%, 1/15/23, Callable 10/15/22 @ 100	224,099
126,000	Williams Cos., Inc., 4.55%, 6/24/24, Callable 3/24/24 @ 100	135,154

		2,094,747

Pharmaceuticals (0.0%†):
133,000	Forest Laboratories, Inc., 5.00%, 12/15/21, Callable 9/16/21 @ 100(e)	139,716

Semiconductors & Semiconductor Equipment (0.2%):
448,000	Broadcom, Inc., 3.13%, 4/15/21(e)	452,214
133,000	Qualcomm, Inc., 2.60%, 1/30/23, Callable 12/30/22 @ 100	135,285

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Semiconductors & Semiconductor Equipment, continued
$345,000	Qualcomm, Inc., 2.90%, 5/20/24, Callable 3/20/24 @ 100	$354,357

		941,856

Specialty Retail (0.1%):
202,000	Home Depot, Inc. (The), 2.95%, 6/15/29, Callable 3/15/29 @ 100	211,954

Technology Hardware, Storage & Peripherals (0.3%):
462,000	Apple, Inc., 3.35%, 2/9/27, Callable 11/9/26 @ 100	493,382
450,000	Apple, Inc., 3.20%, 5/11/27, Callable 2/11/27 @ 100	477,225

		970,607

Total Corporate Bonds (Cost $20,316,388)		21,034,816

Foreign Bonds (7.0%):
Banks (0.1%):
230,000	Lloyds TSB Bank plc, Series E, 13.00%(GUKG5+1,340bps), Callable 1/22/29 @ 126+	498,716

Sovereign Bond (6.9%):
1,093,000	Australian Government, Series FR78, 3.00%, 3/21/47+(e)	961,081
874,000	Canadian Government, 0.75%, 3/1/21+	651,558
12,116,000,000	Indonesia Treasury Bond, 8.25%, 5/15/29+	908,743
2,563,000	Italy Buoni Poliennali Del Tesoro, 3.00%, 8/1/29+(e)	3,366,416
1,176,000	Italy Buoni Poliennali Del Tesoro, 3.85%, 9/1/49+(e)	1,847,753
370,250,000	Japan Treasury Discount Bill, Series 846, 0.00%, 10/21/19+(f)	3,425,077
269,200,000	Japan Treasury Discount Bill, Series 847, 0.00%, 10/28/19+(f)	2,490,378
269,200,000	Japan Treasury Discount Bill, Series 848, 0.00%, 11/5/19+(f)	2,490,505
298,850,000	Japan Treasury Discount Bill, Series 851, 0.00%, 11/18/19+(f)	2,765,165
8,700,000	Mexican Bonos, Series M, 8.00%, 9/5/24+(g)	465,106
8,200,000	Mexican Bonos, Series M 20, 10.00%, 12/5/24+(g)	475,787
210,000	Republic of Argentina, 3.38%, 1/15/23+	86,984
231,762	Republic of Argentina, 7.82%, 12/31/33+	119,910
13,939,060	Republic of South Africa, Series 2030, 8.00%, 1/31/30+	860,905
2,470,000	Spain Government Bond, 0.60%, 10/31/29+(e)	2,813,985
891,000	Spain Government Bond, Series 30Y, 2.70%, 10/31/48+(e)	1,370,579

		25,099,932

Total Foreign Bonds (Cost $25,639,721)		25,598,648

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars (1.3%):
Banks (0.5%):
$282,000	HSBC Holdings plc, 3.26% (US0003M+106 bps), 3/13/23, Callable 3/13/22 @ 100	$286,779
200,000	HSBC Holdings plc, 3.80% (US0003M+121 bps), 3/11/25, Callable 3/11/24 @ 100	208,217
414,000	HSBC Holdings plc, 6.38% (USISDA05+371 bps), Callable 9/17/24 @ 100^	437,805
410,000	ING Groep NV, 4.10%, 10/2/23	435,431
200,000	ING Groep NV, 6.00% (USSW5+445 bps), Callable 4/16/20 @ 100	201,750
112,000	Mitsubishi UFJ Financial Group, Inc., 3.78%, 3/2/25	119,142

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

737,000	Sumitomo Mitsui Financial Group, Inc., 3.94%, 10/16/23	779,967

		2,469,091

Capital Markets (0.1%):
207,000	UBS Group AG, 4.13%, 9/24/25(e)	223,275

Diversified Financial Services (0.1%):
80,000	Intelsat Jackson Holdings SA, 8.00%, 2/15/24, Callable 11/7/19 @ 104(e)	83,100
200,000	NXP BV/NXP Funding LLC, 4.63%, 6/1/23(e)	212,750

		295,850

Food Products (0.1%):
208,000	Danone SA, 2.59%, 11/2/23, Callable 9/2/23 @ 100(e)	210,462

Interactive Media & Services (0.1%):
220,000	Baidu, Inc., 4.38%, 5/14/24, Callable 4/14/24 @ 100	234,641

Paper & Forest Products (0.2%):
41,361	Quintis Pty, Ltd., 7.50%, 10/1/26, Callable 10/1/21 @ 105.63(b)(c)	41,361
730,672	Quintis Pty, Ltd., 0.00%, 10/1/28, Callable 11/7/19 @ 92(b)(c)	730,672

		772,033

Pharmaceuticals (0.1%):
258,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100	264,524

Sovereign Bond (0.1%):
626,000	Republic of Argentina, 6.88%, 1/26/27	262,137
614,000	Republic of Argentina, 5.88%, 1/11/28	249,438

		511,575

Total Yankee Dollars (Cost $5,306,656)		4,981,451

U.S. Treasury Obligations (27.5%):
U.S. Treasury Bills (2.9%)
1,325,000	1.52%, 10/8/19(f)	1,324,553
1,000,000	1.71%, 11/12/19(f)	997,964
1,325,000	1.76%, 12/5/19(f)	1,320,730
1,340,000	1.72%, 12/19/19(f)	1,334,898
1,340,000	1.79%, 1/2/20(f)	1,333,752
Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Bills, continued
$4,000,000	1.79%, 1/23/20(f)	$3,977,263

		10,289,160

U.S. Treasury Bonds (2.2%)
8,001,600	2.25%, 8/15/49	8,230,396

U.S. Treasury Inflation Index Notes (4.2%)
1,700,724	0.63%, 4/15/23	1,714,110
13,895,804	0.50%, 4/15/24	14,065,988

		15,780,098

U.S. Treasury Notes (18.2%)
3,680,000	1.50%, 11/30/19(a)(h)	3,677,125
7,993,200	1.50%, 8/31/21	7,970,719

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
20,091,300	1.50%, 9/15/22	20,053,630
3,877,800	3.00%, 10/31/25(a)	4,189,842
4,374,900	1.88%, 6/30/26	4,446,676
7,858,200	1.88%, 7/31/26	7,988,351
12,655,000	2.38%, 5/15/29(a)(h)	13,441,983
7,729,500	1.63%, 8/15/29	7,695,683

		69,464,009

Total U.S. Treasury Obligations (Cost $102,581,522)		103,763,663

Purchased Options (0.1%):
Total Purchased Options (Cost $1,719,908)		1,132,686

Purchased Currency Options (0.0%†):
Total Purchased Currency Options (Cost $294,258)		162,263

Purchased Swaptions (0.0%†):
Total Purchased Swaptions (Cost $194,845)		106,422

Purchased Interest Rate Cap (0.0%†):
Total Purchased Interest Rate Cap (Cost $120,131)		30,689

Exchange Traded Fund (0.2%):
4,087	SPDR Gold Trust(h)	567,562

Total Exchange Traded Fund (Cost $567,821)		567,562

Securities Held as Collateral for Securities on Loan (0.6%):
$2,259,468	BlackRock Liquidity FedFund, Institutional Class (i)	2,259,468

Total Securities Held as Collateral for Securities on Loan (Cost $2,259,468)		2,259,468

Unaffiliated Investment Companies (0.9%):
Money Markets (0.9%):
3,352,147	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 1.83%(f)(h)	3,352,147

Total Unaffiliated Investment Companies (Cost $3,352,147)		3,352,147

Total Investment Securities (Cost $350,605,087) - 101%		381,624,447
Net other assets (liabilities) - (1.0)%		(3,862,410)

Net Assets - 100.0%		$377,762,037

Percentages indicated are based on net assets as of September 30, 2019.

ADR	-	American Depositary Receipt
GUKG5	-	UK Govt Bonds 5 Year Note Generic Bid Yield
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SOFR	-	Secured Overnight Financing Rate
SPDR	-	Standard & Poor’s Depository Receipts
US0003M	-	3 Month US Dollar LIBOR
USISDA05	-	5 Year ICE Swap Rate
USSW5	-	USD 5 Year Swap Rate

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019 was $2,154,609.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
†	Represents less than 0.05%.
(a)	All or a portion of this security has been pledged as collateral for open derivative positions.

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

(b)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2019, these securities represent 1.28% of the net assets of the fund.

(c)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2019. The total of all such securities represent 0.70% of the net assets of the fund.

(d)	Defaulted bond.
(e)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(f)	The rate represents the effective yield at September 30, 2019.
(g)	Principal amount is stated in 100 Mexican Peso Units.
(h)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”).
(i)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2019.

Amounts shown as “—“ are either $0 or round to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2019:

Country	Percentage
Argentina	0.2%
Australia	0.7%
Bermuda	0.1%
Brazil	0.7%
Canada	1.1%
Cayman Islands	0.1%
Chile	—%†
China	1.7%
Czech Republic	—%†
Denmark	0.1%
European Community	—%†
Finland	—%†
France	2.4%
Germany	1.9%
Hong Kong	0.8%
India	0.8%
Indonesia	0.2%
Ireland (Republic of)	0.1%
Italy	2.2%
Japan	8.6%
Jersey	0.1%
Liberia	—%†
Luxembourg	0.1%
Malaysia	—%†
Mexico	0.2%
Netherlands	1.6%
Panama	—%†
Portugal	—%†
Republic of Korea (South)	0.4%
Singapore	0.5%
South Africa	0.2%
Spain	1.7%
Sweden	—%†
Switzerland	1.1%
Taiwan, Province Of China	1.4%
Thailand	0.2%
Turkey	—%†
United Arab Emirates	0.2%
United Kingdom	2.2%
United States	68.4%

100.0%

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Futures Contracts

Cash of $178,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2019:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
DJ EURO STOXX 50 December Futures (Euro)	12/20/19	3	$(116,227)	$(1,225)
Euro-Bund December Futures (Euro)	12/6/19	7	(1,329,283)	251
Nasdaq 100 E-Mini December Futures (U.S. Dollar)	12/20/19	6	(932,460)	13,170
Nikkei 225 Index December Futures (Japanese Yen)	12/12/19	62	(6,269,679)	(187,132)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/20/19	21	(3,127,425)	(14,634)
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/19/19	64	(8,340,000)	(32,013)

				$(221,583)

Long Futures
Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Mini MSCI Emerging Markets Index December Futures (U.S. Dollar)	12/20/19	17	851,615	(21,075)
U.S. Treasury 2-Year Note December Futures (U.S. Dollar)	12/31/19	94	20,257,000	39,861
U.S. Treasury 5-Year Note December Futures (U.S. Dollar)	12/31/19	108	12,868,031	(2,507)
				$16,279

Total Net Futures Contracts				$(205,304)

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Contracts for Differences

At September 30, 2019, the Fund’s open over-the-counter equity contracts for differences were as follows:

							Premiums	Unrealized
		Long/		Financing	Expiration	Trade	Paid/	Appreciation/
Reference Entity	Counterparty	Short	Currency	Rate	Date	Notional	(Received)	(Depreciation)
AAC Technologies Holdings, Inc.	JPMorgan Chase	Short	HKD	1.74%	12/30/39	1,500	$(14,234)	$6,296
Advanced Micro Devices, Inc.	JPMorgan Chase	Short	USD	1.66%	12/30/39	938	(27,153)	(39)
Akbank	JPMorgan Chase	Short	TRY	1.08%	12/30/39	656	(868)	(75)
Amoreg	JPMorgan Chase	Short	KRW	1.69%	12/30/39	173	(8,534)	(919)
Amorepacific Corp.	JPMorgan Chase	Short	KRW	1.69%	12/30/39	13	(1,411)	(115)
Aptiv plc	Citigroup	Short	USD	(0.18)%	12/30/39	197	(16,568)	(654)
Autohome, Inc.	JPMorgan Chase	Short	USD	1.66%	12/30/39	10	(843)	12
Autohome, Inc.	JPMorgan Chase	Short	USD	1.66%	12/30/39	423	(34,323)	(841)
Baker Hughes, a GE Co.	Citigroup	Short	USD	1.66%	12/30/39	57	(1,339)	17
BASF SE	JPMorgan Chase	Short	EUR	1.55%	12/30/39	341	(22,275)	(1,566)
Bim Birlesik Magazalar	JPMorgan Chase	Short	TRY	1.08%	12/30/39	919	(7,350)	(680)
BYD Electronic International Co., Ltd.	Citigroup	Short	HKD	(0.75)%	12/30/39	2,500	(3,779)	34
Cenovus Energy, Inc.	JPMorgan Chase	Short	CAD	1.58%	12/30/39	1,731	(16,317)	(4)
Centrais Eletr Bras-Eletrobras	JPMorgan Chase	Short	BRL	2.03%	12/30/39	496	(5,198)	182
Centrais Eletr Bras-Eletrobras	JPMorgan Chase	Short	BRL	1.54%	12/30/39	745	(7,591)	392
China Everbright International, Ltd.	Citigroup	Short	HKD	(0.31)%	12/30/39	17,000	(15,125)	2,022
China Everbright International, Ltd.	JPMorgan Chase	Short	HKD	1.74%	12/30/39	10,000	(8,251)	543
China Gas Holdings, Ltd.	JPMorgan Chase	Short	HKD	1.74%	12/30/39	2,400	(9,146)	(135)
China International Capital Corp., Ltd.	Citigroup	Short	HKD	(1.42)%	12/30/39	1,200	(2,440)	114
China Molybdenum, Ltd. H	Citigroup	Short	HKD	(0.83)%	12/30/39	30,000	(9,372)	(579)
China Southern Airlines, Ltd.	JPMorgan Chase	Short	HKD	1.74%	12/30/39	50,000	(34,027)	3,723
China State Construction International Holdings, Ltd.	JPMorgan Chase	Short	HKD	1.74%	12/30/39	46,000	(46,121)	2,858
China Vanke, Ltd.	Citigroup	Short	HKD	(0.30)%	12/30/39	200	(706)	9
ConAgra Brands, Inc.	JPMorgan Chase	Short	USD	1.66%	12/30/39	1,245	(36,522)	(1,674)
Concho Resources, Inc.	JPMorgan Chase	Short	USD	1.66%	12/30/39	122	(15,790)	7,506
Constellation Brands, Inc.	JPMorgan Chase	Short	USD	1.66%	12/30/39	113	(23,197)	(225)
Continental AG	Citigroup	Short	EUR	(0.26)%	12/30/39	210	(28,381)	1,515
Diamondback Energy, Inc.	JPMorgan Chase	Short	USD	1.66%	12/30/39	32	(3,171)	294
Electronic Arts, Inc.	JPMorgan Chase	Short	USD	1.66%	12/30/39	7	(679)	(6)
Familymart UNY Holdings, Ltd.	JPMorgan Chase	Short	JPY	1.79%	12/30/39	600	(17,272)	2,574
FedEx Corp.	Citigroup	Short	USD	(0.18)%	12/30/39	99	(14,564)	153
Ferrovial SA	Citigroup	Short	EUR	(0.25)%	12/30/39	201	(5,496)	(317)
Fox Corp.	JPMorgan Chase	Short	USD	1.66%	12/30/39	13	(409)	(2)
Fox Corp.	JPMorgan Chase	Short	USD	1.66%	12/30/39	154	(5,059)	203
Freeport McMoRan, Inc.	Citigroup	Short	USD	(0.18)%	12/30/39	2,829	(33,218)	6,145
Galaxy Entertainment Group, Ltd.	Citigroup	Short	HKD	(0.30)%	12/30/39	5,000	(31,915)	813
Geely Automobile Holdings, Ltd.	JPMorgan Chase	Short	HKD	1.74%	12/30/39	14,000	(22,747)	(1,009)
Hess Corp.	Citigroup	Short	USD	1.66%	12/30/39	43	(2,560)	(41)
Hormel Foods Corp.	Citigroup	Short	USD	(0.18)%	12/30/39	990	(41,328)	(1,965)
Hotai Motor, Ltd.	Citigroup	Short	TWD	(1.00)%	12/30/39	1,000	(8,256)	(6,955)
Hyundai Heavy Industries, Ltd.	Citigroup	Short	KRW	(0.54)%	12/30/39	100	(10,914)	595
Hyundai Steel	JPMorgan Chase	Short	KRW	1.01%	12/30/39	175	(5,694)	1
Illumina, Inc.	JPMorgan Chase	Short	USD	1.66%	12/30/39	51	(14,026)	(1,490)
Industrias Penoles SAB de C.V.	Citigroup	Short	MXN	(0.50)%	12/30/39	145	(2,437)	516
Infineon Technologies AG	Citigroup	Short	EUR	(0.27)%	12/30/39	412	(7,373)	(44)
Iqiyi Ads Representing, Inc.	JPMorgan Chase	Short	USD	1.13%	12/30/39	2,419	(57,635)	18,616
Kuehne Und Nagel International	Citigroup	Short	CHF	(0.25)%	12/30/39	71	(10,283)	(174)
LG Display, Ltd.	JPMorgan Chase	Short	KRW	1.69%	12/30/39	1,053	(15,483)	3,046
LG Display, Ltd.	Citigroup	Short	KRW	(0.69)%	12/30/39	1,663	(23,925)	4,238
Linde plc	Citigroup	Short	USD	(0.18)%	12/30/39	103	(17,541)	(2,412)
Line Corp.	Citigroup	Short	JPY	(1.38)%	12/30/39	400	(14,249)	(129)
Line Corp.	Citigroup	Short	JPY	0.79%	12/30/39	600	(21,271)	(305)
Lojas Americanas	JPMorgan Chase	Short	BRL	1.54%	12/30/39	1,534	(6,886)	(490)
Lotte Corp.	Citigroup	Short	KRW	(0.75)%	12/30/39	354	(15,255)	4,584
Lotte Corp.	JPMorgan Chase	Short	KRW	1.09%	12/30/39	78	(2,990)	627
Lotte Shopping, Ltd.	JPMorgan Chase	Short	KRW	1.69%	12/30/39	32	(5,203)	1,794
Makita Corp.	JPMorgan Chase	Short	JPY	1.79%	12/30/39	100	(5,131)	1,932

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

							Premiums	Unrealized
		Long/		Financing	Expiration	Trade	Paid/	Appreciation/
Reference Entity	Counterparty	Short	Currency	Rate	Date	Notional	(Received)	(Depreciation)
Mbank SA	JPMorgan Chase	Short	PLN	1.33%	12/30/39	6	$(633)	$119
Meituan Dianping	Citigroup	Short	HKD	(0.30)%	12/30/39	500	(4,277)	(833)
Mercadolibre, Inc.	JPMorgan Chase	Short	USD	1.66%	12/30/39	12	(6,733)	118
Neste	JPMorgan Chase	Short	EUR	1.55%	12/30/39	184	(5,915)	(174)
Nine Dragons Paper Holdings, Ltd.	JPMorgan Chase	Short	HKD	1.74%	12/30/39	1,000	(875)	33
Nippon Paint Holdings Co., Ltd.	JPMorgan Chase	Short	JPY	1.79%	12/30/39	200	(7,853)	(2,537)
Nucor Corp.	Citigroup	Short	USD	(0.18)%	12/30/39	393	(20,202)	195
Oreilly Automotive, Inc.	JPMorgan Chase	Short	USD	1.66%	12/30/39	45	(17,325)	(608)
Pge Polska Grupa Energetyczna SA	JPMorgan Chase	Short	PLN	1.22%	12/30/39	1,895	(4,412)	657
Pinduoduo ADR Representing, Inc.	Citigroup	Short	USD	(0.18)%	12/30/39	440	(11,981)	(2,195)
Polskie Gornictwo Naftowe I Gazown	Citigroup	Short	PLN	(0.75)%	12/30/39	5,266	(7,103)	947
Renesas Electronics Corp.	JPMorgan Chase	Short	JPY	1.79%	12/30/39	2,300	(13,187)	(1,779)
Santander Bank Polska SA	JPMorgan Chase	Short	PLN	1.33%	12/30/39	48	(4,468)	741
Saputo, Inc.	JPMorgan Chase	Short	CAD	1.62%	12/30/39	271	(8,413)	68
Shanghai Fosun Pharmaceutical	Citigroup	Short	HKD	(0.30)%	12/30/39	2,000	(5,753)	382
Sharp Corp.	Citigroup	Short	JPY	(0.88)%	12/30/39	800	(9,937)	1,117
Shenzhou International Group, Ltd.	JPMorgan Chase	Short	HKD	1.74%	12/30/39	1,000	(11,350)	(1,718)
Shopify Subordinate Voting, Inc. Cla	Citigroup	Short	CAD	(0.18)%	12/30/39	53	(16,898)	409
Shoprite Holdings, Ltd.	JPMorgan Chase	Short	ZAR	1.33%	12/30/39	1,751	(14,406)	215
SINA Corp.	JPMorgan Chase	Short	USD	1.66%	12/30/39	200	(8,243)	405
Sino Biopharmaceutical, Ltd.	Citigroup	Short	HKD	(0.30)%	12/30/39	28,000	(31,145)	(4,443)
SK Hynix, Inc.	JPMorgan Chase	Short	KRW	1.69%	12/30/39	142	(8,724)	(1,024)
Softbank Group Corp.	JPMorgan Chase	Short	JPY	1.79%	12/30/39	100	(4,078)	157
Sony Corp.	JPMorgan Chase	Short	JPY	1.79%	12/30/39	100	(2,314)	150
Southwest Airlines Co.	JPMorgan Chase	Short	USD	1.66%	12/30/39	411	(21,178)	(1,020)
Sprint Corp.	JPMorgan Chase	Short	USD	1.66%	12/30/39	359	(2,477)	262
Sunny Optical Technology Group Co., Ltd.	JPMorgan Chase	Short	HKD	1.74%	12/30/39	1,200	(14,902)	(2,733)
Suzano SA	JPMorgan Chase	Short	BRL	1.65%	12/30/39	5,410	(43,641)	(21)
Ultrapar Participoes SA	JPMorgan Chase	Short	BRL	1.47%	12/30/39	1,262	(6,568)	994
Volkswagen AG	Citigroup	Short	EUR	(0.26)%	12/30/39	189	(31,564)	(938)
Xiaomi Corp.	Citigroup	Short	HKD	(1.50)%	12/30/39	37,600	(55,184)	12,972
ZTE Corp.	Citigroup	Short	HKD	(1.32)%	12/30/39	2,600	(8,560)	1,655
Zto Express Cayman ADR Representin	Citigroup	Short	USD	(0.18)%	12/30/39	1,193	(23,868)	(1,579)

							$(1,253,998)	$48,503

Option Contracts

At September 30, 2019, the Fund’s over-the-counter options purchased were as follows:

		Put/		Expiration		Notional
Description	Counterparty	Call	Strike Price	Date	Contracts	Amount(a)	Fair Value
Agilent Technologies, Inc.	Nomura	Call	71.00 USD	1/17/20	5,449	$386,879	$43,429
Alibaba Group Holding, Ltd.	Citigroup	Call	167.00 USD	11/22/19	2,785	465,095	24,717
Alibaba Group Holding, Ltd.	Bank of America	Call	162.50 USD	1/17/20	2,397	389,513	35,214
Alphabet, Inc.	JPMorgan Chase	Call	1315.00 USD	1/17/20	756	994,140	19,947
BP plc	Nomura	Call	45.00 USD	1/17/20	33,538	1,509,210	2,607
CVS Health Corp.	JPMorgan Chase	Call	78.50 USD	1/17/20	4,950	388,575	850
DAX DE 03/20/20 C13600	Goldman Sachs	Call	13600.00 EUR	3/20/20	41	557,600	3,061
Deutsche Boerse AG	Goldman Sachs	Call	13700.00 EUR	12/20/19	171	2,342,700	848
Deutsche Boerse AG	Credit Suisse First Boston	Call	14000.00 EUR	3/20/20	52	728,000	1,305
Emerson Electric Co.	Bank of America	Call	65.00 USD	12/20/19	12,814	832,910	50,464
EURO STOXX 50 Index	Credit Suisse First Boston	Call	3600.00 EUR	10/18/19	271	975,600	6,850
EURO STOXX 50 Index	Goldman Sachs	Call	3750.00 EUR	12/20/19	201	753,750	3,792
EURO STOXX 50 Index	Goldman Sachs	Call	3850.00 EUR	12/20/19	1,086	4,181,100	5,374
EURO STOXX 50 Index	Credit Suisse First Boston	Call	3600.00 EUR	3/20/20	108	388,800	13,279
EURO STOXX 50 Index	Goldman Sachs	Call	3800.00 EUR	3/20/20	145	551,000	5,462
EURO STOXX 50 Index	Credit Suisse First Boston	Call	3900.00 EUR	3/20/20	238	928,200	3,994
EURO STOXX 50 Index	Barclays Bank	Call	110.00 EUR	3/19/21	4,979	547,690	9,576
EURO STOXX 50 Price Index	Credit Suisse First Boston	Call	3600.00 EUR	11/15/19	1,399	5,036,400	72,949
EURO STOXX 70 Index	UBS Warburg	Call	110.00 EUR	6/18/21	6,330	696,300	11,473
Facebook, Inc.	UBS Warburg	Call	195.00 USD	12/20/19	6,440	1,255,800	26,121
FedEx Corp.	Citigroup	Call	170.00 USD	10/18/19	2,567	436,390	83
FedEx Corp.	Credit Suisse First Boston	Call	162.00 USD	1/17/20	5,587	905,094	18,809

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

German Stock Index	Goldman Sachs	Call	13300.00 EUR	12/20/19	50	$665,000	$1,604
Halliburton Co.	Citigroup	Call	50.00 USD	1/17/20	13,346	667,300	–
J.P. Morgan Chase & Co.	Citigroup	Call	114.50 USD	1/17/20	4,968	568,836	33,820
Johnson & Johnson	Bank of America	Call	155.00 USD	1/17/20	5,018	777,790	771
Kroger Co. (The)	Nomura	Call	26.00 USD	10/18/19	19,813	515,138	9,030
Lowe’s Cos., Inc.	Nomura	Call	112.00 USD	11/15/19	6,515	729,680	15,305
Lowe’s Cos., Inc.	Nomura	Call	98.00 USD	1/17/20	4,470	438,060	63,748
Nasdaq 100 Stock Index	Bank of America	Call	7900.00 USD	10/18/19	98	774,200	4,836
Qualcomm, Inc.	Morgan Stanley	Call	70.00 USD	10/18/19	6,695	468,650	45,482
Qualcomm, Inc.	Citigroup	Call	71.00 USD	1/17/20	7,025	498,775	57,859
S&P 500 Index	Societe Generale	Call	3050.00 USD	10/18/19	803	2,449,150	5,950
Schlumberger, Ltd.	UBS Warburg	Call	70.00 USD	1/17/20	11,244	787,080	2
SPDR Gold Shares(b)	Societe Generale	Call	136.00 USD	10/18/19	9,847	1,339,192	36,176
SPDR Gold Shares(b)	JPMorgan Chase	Call	143.00 USD	10/18/19	6,680	955,240	3,987
SPDR Gold Shares(b)	Societe Generale	Call	138.00 USD	11/15/19	13,198	1,821,324	43,837
SPDR Gold Shares(b)	Societe Generale	Call	145.00 USD	11/15/19	10,023	1,453,335	10,804
SPDR Gold Shares(b)	Societe Generale	Call	147.50 USD	11/15/19	10,027	1,478,983	7,364
SPDR Gold Shares(b)	Societe Generale	Call	146.00 USD	12/20/19	22,708	3,315,368	39,709
SPDR Gold Shares(b)	Morgan Stanley	Call	147.50 USD	12/31/19	3,344	493,240	5,686
SPDR Gold Shares(b)	Societe Generale	Call	147.50 USD	1/17/20	13,351	1,969,273	27,103
SPDR Gold Shares(b)	Morgan Stanley	Call	147.50 USD	1/17/20	6,679	985,153	13,559
SPDR S&P 500 ETF Trust	Goldman Sachs	Call	325.00 USD	11/15/19	336,013	109,204,225	19,913
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Call	4756.33 JPY	3/13/20	14,063	66,888,269	792
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Call	4816.24 JPY	9/11/20	11,381	54,813,627	2,448
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Call	4894.87 JPY	12/11/20	11,358	55,595,933	2,671
Taiwan Semiconductor Manufacturing Co., Ltd.	Credit Suisse First Boston	Call	46.00 USD	1/17/20	19,482	896,172	58,671

Total (Cost $1,429,634)							$871,331

At September 30, 2019, the Fund’s over-the-counter options written were as follows:
		Put/		Expiration		Notional
Description	Counterparty	Call	Strike Price	Date	Contracts	Amount(a)	Fair Value
Agilent Technologies, Inc.	Nomura	Call	81.00 USD	1/17/20	5,449	$441,369	$(12,837)
Alibaba Group Holding, Ltd.	Citigroup	Call	195.00 USD	11/22/19	2,785	543,075	(3,154)
Alibaba Group Holding, Ltd.	Bank of America	Call	202.50 USD	1/17/20	2,397	485,393	(4,497)
Comcast Corp.	Citigroup	Call	37.50 USD	1/17/20	12,216	458,100	(96,687)
Emerson Electric Co.	Bank of America	Call	75.00 USD	12/20/19	12,814	961,050	(5,965)
EURO STOXX 70 Index	UBS Warburg	Call	135.00 EUR	6/18/21	6,330	854,550	(2,455)
Facebook, Inc.	UBS Warburg	Call	225.00 USD	12/20/19	6,440	1,449,000	(2,674)
FedEx Corp.	Credit Suisse First Boston	Call	190.00 USD	1/17/20	5,587	1,061,530	(2,160)
J.P. Morgan Chase & Co.	Citigroup	Call	125.50 USD	1/17/20	4,968	623,484	(8,585)
Kroger Co. (The)	Nomura	Call	28.50 USD	10/18/19	19,813	564,671	(498)
Lowe’s Cos., Inc.	Nomura	Call	125.00 USD	11/15/19	6,515	814,375	(753)
Lowe’s Cos., Inc.	Nomura	Call	115.00 USD	1/17/20	4,470	514,050	(17,670)
Qualcomm, Inc.	Morgan Stanley	Call	85.00 USD	10/18/19	6,695	569,075	(455)
Qualcomm, Inc.	Citigroup	Call	86.00 USD	1/17/20	7,025	604,150	(10,923)
SPDR S&P 500 ETF Trust	Goldman Sachs	Call	330.00 USD	11/15/19	336,013	110,884,290	(10,372)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Call	5679.90 JPY	3/13/20	14,063	79,876,434	(14)
Taiwan Semiconductor Manufacturing Co., Ltd.	Credit Suisse First Boston	Call	51.00 USD	1/17/20	19,482	993,582	(19,809)
Agilent Technologies, Inc.	Nomura	Put	61.00 USD	1/17/20	4,744	289,384	(2,758)
Alibaba Group Holding, Ltd.	Citigroup	Put	140.00 USD	11/22/19	1,810	253,400	(2,065)
Alibaba Group Holding, Ltd.	Bank of America	Put	135.00 USD	1/17/20	1,598	215,730	(3,234)
Bank of America Corp.	Citigroup	Put	28.50 USD	10/11/19	5,902	168,207	(1,847)
BP plc	Nomura	Put	36.00 USD	1/17/20	33,538	1,207,368	(34,741)
Citigroup, Inc.	JPMorgan Chase	Put	67.00 USD	10/11/19	3,354	224,718	(2,143)
CVS Health Corp.	JPMorgan Chase	Put	56.00 USD	1/17/20	4,950	277,200	(5,580)
Emerson Electric Co.	Bank of America	Put	55.00 USD	12/20/19	6,408	352,440	(2,813)
EURO STOXX 50 Index	UBS Warburg	Put	106.38 EUR	6/18/21	4,268	454,030	(141,402)
EURO STOXX 50 Price Index	Credit Suisse First Boston	Put	3325.00 EUR	11/15/19	933	3,102,225	(20,596)
EURO STOXX Bank Index	Barclays Bank	Put	110.23 EUR	3/19/21	4,201	463,076	(139,822)
FedEx Corp.	Credit Suisse First Boston	Put	130.00 USD	1/17/20	3,156	410,280	(12,119)
Johnson & Johnson	Bank of America	Put	109.00 USD	1/17/20	5,018	546,962	(4,609)
Kroger Co. (The)	Nomura	Put	21.00 USD	1/17/20	6,401	134,421	(2,070)
Qualcomm, Inc.	Citigroup	Put	57.00 USD	1/17/20	3,513	200,241	(2,109)
S&P 500 Index	Societe Generale	Put	2875.00 USD	10/18/19	400	1,150,000	(5,522)

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

SPDR Gold Shares(b)	Morgan Stanley	Put	136.00 USD	12/31/19	1,338	$181,968	$(2,789)
SPDR Gold Shares(b)	Morgan Stanley	Put	134.00 USD	1/17/20	3,340	447,560	(5,339)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Put	3832.77 JPY	3/13/20	14,063	53,900,245	(36,639)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Put	3820.96 JPY	9/11/20	7,587	28,989,624	(28,509)
Sumitomo Mitsui Financial Group, Inc.	Morgan Stanley	Put	3786.60 JPY	12/11/20	7,573	28,675,922	(32,344)
Taiwan Semiconductor Manufacturing Co., Ltd.	Credit Suisse First Boston	Put	39.00 USD	1/17/20	9,741	379,899	(6,177)
Tokyo Stock Exchange Price Index	Bank of America	Put	156.59 JPY	12/13/19	269,219	42,157,003	(37,306)
Tokyo Stock Exchange Price Index	Morgan Stanley	Put	156.59 JPY	12/13/19	509,036	79,709,947	(70,527)
Tokyo Stock Exchange Price Index	BNP Paribas	Put	155.80 JPY	3/13/20	363,317	56,604,789	(53,957)
Tokyo Stock Exchange Price Index	Morgan Stanley	Put	157.82 JPY	4/10/20	323,621	51,073,866	(60,028)

Total (Premiums $796,018)							$(916,553)

At September 30, 2019, the Fund’s exchange traded options purchased were as follows:
Description		Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value
Deutsche Boerse AG Stock Index		Call	13700.00 EUR	12/20/19	171	$2,342,700	$773
EURO STOXX 50 Price Index		Call	3850.00 EUR	12/20/19	1,089	4,192,650	5,103
iShares Russell 2000 ETF		Call	162.00 USD	12/31/19	39	6,318	5,402
SPDR S&P 500 ETF Trust		Call	303.00 USD	10/18/19	50	15,150	5,075
SPDR S&P 500 ETF Trust		Call	300.00 USD	10/28/19	555	166,500	178,433
SPDR S&P 500 ETF Trust		Call	305.00 USD	11/15/19	45	13,725	10,935
SPDR S&P 500 ETF Trust		Call	305.00 USD	12/20/19	34	10,370	16,371
SPDR S&P 500 ETF Trust		Call	307.00 USD	1/17/20	79	24,253	39,263

Total (Cost $290,274)							$261,355

At September 30, 2019, the Fund’s exchange traded options written were as follows:
Description		Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value
SPDR Gold Shares(b)		Call	153.00 USD	10/18/19	67	$10,251	$(369)
SPDR Gold Shares(b)		Call	155.00 USD	11/15/19	99	15,345	(2,425)
Agilent Technologies, Inc.		Put	70.00 USD	11/15/19	36	2,520	(2,808)
Amazon.com, Inc.		Put	1630.00 USD	12/20/19	2	3,260	(9,085)
Apple, Inc.		Put	200.00 USD	12/20/19	11	2,200	(3,933)
Bank of America Corp.		Put	27.00 USD	12/20/19	72	1,944	(4,716)
Citigroup, Inc.		Put	62.50 USD	12/20/19	34	2,125	(4,488)
Emerson Electric Co.		Put	60.00 USD	12/20/19	29	1,740	(2,900)
Fleetcor Technologies, Inc.		Put	270.00 USD	11/15/19	7	1,890	(5,250)
Invesco QQQ Trust		Put	178.00 USD	10/18/19	67	11,926	(4,020)
iShares Russell 2000 ETF		Put	140.00 USD	12/31/19	39	5,460	(9,399)
JPMorgan Chase & Co.		Put	105.00 USD	12/20/19	27	2,835	(3,550)
Merck & Co., Inc.		Put	75.00 USD	11/15/19	40	3,000	(1,940)
Microsoft Corp.		Put	130.00 USD	11/15/19	7	910	(1,421)
Microsoft Corp.		Put	125.00 USD	12/20/19	18	2,250	(3,870)
SPDR Gold Shares(b)		Put	134.00 USD	12/20/19	107	14,338	(13,215)
SPDR Gold Shares(b)		Put	133.00 USD	1/17/20	67	8,911	(8,777)
SPDR S&P 500 ETF Trust		Put	280.00 USD	12/20/19	34	9,520	(14,212)
Wells Fargo & Co.		Put	45.00 USD	11/15/19	76	3,420	(2,318)

Total (Premiums $112,719)							$(98,696)

At September 30, 2019, the Fund’s over-the-counter currency options purchased were as follows:
Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Notional Amount	Fair Value
British Pound Call Currency Option (GBP/USD)	UBS Warburg		Call	1.34 GBP	10/08/19	$63,230	$4
United States Dollar Call Currency Option (USD/JPY)	Deutsche Bank		Call	109.50 USD	12/20/19	26,760	11,297
Japanese Yen Put Currency Option (JPY/USD)	BNP Paribas		Put	106.00 USD	12/17/19	82,760	60,745
Japanese Yen Put Currency Option (JPY/USD)	UBS Warburg		Put	102.00 USD	3/11/20	45,490	27,653

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

United States Dollar Put Currency Option (USD/EUR)	Morgan Stanley	Put	1.08 EUR	3/17/20	51,740	46,241
United States Dollar Put Currency Option (USD/EUR)	Bank of America	Put	1.12 EUR	7/23/20	5,480	13,507
United States Dollar Put Currency Option (USD/GBP)	Morgan Stanley	Put	1.25 GBP	10/08/19	1,358	2,816

Total (Cost $294,258)						$162,263

At September 30, 2019, the Fund’s over-the-counter currency options written were as follows:
Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Notional Amount	Fair Value
British Pound Call Currency Option (GBP/USD)	Morgan Stanley	Call	1.34 GBP	10/08/19	$(1,358)	$–
European Dollar Call Currency Option (EUR/USD)	Morgan Stanley	Call	1.15 EUR	3/17/20	(51,740)	(18,916)
United States Dollar Call Currency Option (USD/BRL)	Deutsche Bank	Call	3.82 USD	10/10/19	(7,920)	(63,449)
United States Dollar Call Currency Option (USD/MXN)	Morgan Stanley	Call	21.50 USD	3/05/20	(15,710)	(16,827)
United States Dollar Call Currency Option (USD/ZAR)	Morgan Stanley	Call	15.50 USD	12/12/19	(13,340)	(29,728)
Japanese Yen Put Currency Option (JPY/USD)	BNP Paribas	Put	102.00 USD	12/17/19	(82,760)	(16,447)
Japanese Yen Put Currency Option (JPY/USD)	UBS Warburg	Put	99.00 USD	3/11/20	(45,490)	(14,516)
South African Put Currency Option (ZAR/USD)	Morgan Stanley	Put	14.00 USD	12/12/19	(13,340)	(2,877)
United States Dollar Put Currency Option (USD/GBP)	UBS Warburg	Put	1.25 GBP	10/08/19	(63,230)	(131,095)

Total (Premiums $215,533)						$(293,855)

At September 30, 2019, the Fund’s open over-the-counter interest rate swaptions purchased were as follows:

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Expiration Date	Counterparty	Notional Amount (Local)		Value	Unrealized Appreciation/ (Depreciation)
3-Month U.S. Dollar LIBOR	Quarterly	1.45%	Semi-annually	10/9/19	Goldman Sachs	1,967	USD	$26,106	$(86,038)
1.56%	Semi-annually	3-Month U.S. Dollar LIBOR	Quarterly	11/6/19	Citigroup	546	USD	18,471	(8,831)
1.53%	Semi-annually	3-Month U.S. Dollar LIBOR	Quarterly	11/27/19	Morgan Stanley	386	USD	18,600	7,007
1.53%	Semi-annually	3-Month U.S. Dollar LIBOR	Quarterly	11/27/19	Morgan Stanley	154	USD	7,405	2,789
3-Month U.S. Dollar LIBOR	Quarterly	1.08%	Semi-annually	8/13/20	Bank of America	223	USD	20,965	936
2.08%	Semi-annually	3-Month U.S. Dollar LIBOR	Quarterly	8/13/20	Bank of America	223	USD	14,875	(4,286)

Total (Cost $194,845)								$106,422	$(88,423)

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

At September 30, 2019, the Fund’s open over-the-counter interest rate swaptions written were as follows:

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Expiration Date	Counterparty	Notional Amount (Local)		Value	Unrealized Appreciation/ (Depreciation)
1.2%	Semi-annually	3-Month U.S. Dollar LIBOR	Quarterly	10/9/19	Goldman Sachs	(1,967)	USD	$(547)	$42,277
3-Month U.S. Dollar LIBOR	Quarterly	1.66%	Semi-annually	11/6/19	Citigroup	(546)	USD	(9,633)	7,841
3-Month U.S. Dollar LIBOR	Quarterly	1.76%	Semi-annually	11/6/19	Citigroup	(546)	USD	(4,484)	6,983
1.55%	Semi-annually	3-Month U.S. Dollar LIBOR	Quarterly	12/27/19	Goldman Sachs	(239)	USD	(21,468)	(3,619)
3-Month U.S. Dollar LIBOR	Quarterly	1.88%	Semi-annually	8/13/20	Bank of America	(1,101)	USD	(17,045)	4,014
0.88%	Semi-annually	3-Month U.S. Dollar LIBOR	Quarterly	8/13/20	Bank of America	(1,101)	USD	(19,201)	4,857

Total (Premiums $(134,730))								$(72,378)	$62,353

At September 30, 2019, the Fund’s open interest rate cap contracts purchased were as follows:
Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount	Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
2Yr-10Yr Constant Maturity Swap Capital	0.50%	Goldman Sachs	2/27/20	$30,932,000	$40,212	$4,550	$(35,661)
2Yr-10Yr Constant Maturity Swap Capital	0.50%	Goldman Sachs	8/27/20	31,341,000	79,919	26,139	(53,781)

					$120,131	$30,689	$(89,442)

Forward Currency Contracts
At September 30, 2019, the Fund’s open forward currency contracts were as follows:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar	38,281	Japanese Yen	4,104,000	JPMorgan Chase	10/3/19	$311
U.S. Dollar	1,948,716	British Pound	1,554,000	Bank of America	10/8/19	37,742
U.S. Dollar	1,520,119	Japanese Yen	162,785,000	Deutsche Bank	10/24/19	11,682
U.S. Dollar	577,241	Australian Dollar	822,000	Citigroup	10/31/19	21,907
U.S. Dollar	2,622,486	European Euro	2,336,238	Goldman Sachs	11/1/19	69,865
U.S. Dollar	4,901,115	European Euro	4,385,000	UBS Warburg	11/1/19	109,975
British Pound	1,367,000	U.S. Dollar	1,656,770	JPMorgan Chase	11/22/19	27,178
British Pound	712,000	U.S. Dollar	867,431	JPMorgan Chase	12/5/19	10,139
U.S. Dollar	665,000	Chilean Peso	477,802,499	Deutsche Bank	12/6/19	8,428
U.S. Dollar	274,000	Chilean Peso	196,863,361	Morgan Stanley	12/6/19	3,480

						$300,707

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Japanese Yen	207,050,000	U.S. Dollar	1,923,886	Goldman Sachs	10/3/19	$(8,278)
U.S. Dollar	1,940,723	British Pound	1,581,000	BNP Paribas	10/8/19	(3,454)
British Pound	1,531,000	U.S. Dollar	1,911,908	Morgan Stanley	10/8/19	(29,217)
Japanese Yen	394,181,000	U.S. Dollar	3,670,952	Goldman Sachs	10/24/19	(18,298)
South African Rand	8,144,000	U.S. Dollar	579,020	Barclays Bank	10/31/19	(43,346)
European Euro	1,033,000	U.S. Dollar	1,158,579	Bank of America	11/1/19	(29,902)
European Euro	836,238	U.S. Dollar	933,566	Bank of America	11/1/19	(19,875)
European Euro	832,000	U.S. Dollar	929,086	Citigroup	11/1/19	(20,026)
European Euro	2,350,000	U.S. Dollar	2,656,828	Deutsche Bank	11/1/19	(89,170)
European Euro	837,000	U.S. Dollar	941,682	Morgan Stanley	11/1/19	(27,159)
European Euro	833,000	U.S. Dollar	936,492	UBS Warburg	11/1/19	(26,339)
Swiss Franc	111,505	U.S. Dollar	115,000	BNP Paribas	11/8/19	(2,852)
Swiss Franc	808,935	U.S. Dollar	835,000	UBS Warburg	11/8/19	(21,403)
Japanese Yen	200,669,925	U.S. Dollar	1,894,000	Morgan Stanley	11/15/19	(31,927)
Japanese Yen	303,096,000	U.S. Dollar	2,880,991	JPMorgan Chase	11/22/19	(67,325)

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

U.S. Dollar	930,786	Indian Rupee	67,294,000	JPMorgan Chase	11/22/19	(13,545)
European Euro	677,000	U.S. Dollar	753,969	UBS Warburg	11/22/19	(13,256)
U.S. Dollar	373,000	South African Rand	5,763,596	BNP Paribas	12/3/19	(4,575)
European Euro	1,020,000	U.S. Dollar	1,133,640	Morgan Stanley	12/3/19	(16,716)
European Euro	850,000	U.S. Dollar	941,684	Morgan Stanley	12/3/19	(10,914)
U.S. Dollar	946,422	Singapore Dollar	1,316,000	Bank of America	12/5/19	(6,742)
European Euro	1,352,000	U.S. Dollar	1,506,696	Morgan Stanley	12/5/19	(25,943)
Japanese Yen	100,283,041	U.S. Dollar	949,000	Morgan Stanley	12/5/19	(17,071)
New Zealand Dollar	601,000	U.S. Dollar	380,776	UBS Warburg	12/5/19	(3,983)
Swiss Franc	916,946	U.S. Dollar	946,000	BNP Paribas	12/6/19	(21,589)
U.S. Dollar	1,042,000	Brazilian Real	4,357,644	Credit Suisse First Boston	12/6/19	(2,525)
New Zealand Dollar	598,000	U.S. Dollar	380,816	Goldman Sachs	12/6/19	(5,896)
New Zealand Dollar	599,000	U.S. Dollar	382,768	Goldman Sachs	12/6/19	(7,221)
Norwegian Krone	5,819,000	U.S. Dollar	666,049	JPMorgan Chase	12/6/19	(25,491)
European Euro	856,000	U.S. Dollar	942,846	UBS Warburg	12/6/19	(5,239)
European Euro	2,394,000	U.S. Dollar	2,644,721	Goldman Sachs	12/10/19	(21,490)
Japanese Yen	179,954,307	U.S. Dollar	1,703,000	Morgan Stanley	12/10/19	(29,771)
European Euro	1,205,000	U.S. Dollar	1,328,925	Morgan Stanley	12/13/19	(8,167)
New Zealand Dollar	593,000	U.S. Dollar	381,231	UBS Warburg	12/16/19	(9,365)
U.S. Dollar	1,645,000	Japanese Yen	176,880,270	BNP Paribas	12/18/19	(1,086)
U.S. Dollar	257,000	Japanese Yen	27,645,310	Goldman Sachs	12/18/19	(273)
European Euro	2,328,039	U.S. Dollar	2,584,240	Morgan Stanley	12/18/19	(31,346)
South African Rand	14,894,000	U.S. Dollar	997,422	Morgan Stanley	12/19/19	(23,800)

						$(744,575)

Total Net Forward Currency Contracts						$(443,868)

Swap Agreements

At September 30, 2019, the Fund’s open centrally cleared credit default swap agreements (sell protection) were as follows:

Description	Payment Frequency	Implied Credit Spread at September 30, 2019(d)	Expiration Date	Notional Amount(e)	Fixed Rate	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX North America High Yield Index Swap Agreement with Series 32	Quarterly	3.27%	6/20/24	$641,194	5.00%	$43,009	$37,064	$5,945

						$43,009	$37,064	$5,945

At September 30, 2019, the Fund’s open centrally cleared interest rate swap agreements were as follows:

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate Frequency		Expiration Date	Notional Amount		Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
3-Month CAD LIBOR	Quarterly	1.91%	Semi-annually	7/9/21	6,372,312	CAD	$—	$1,703	$1,703
3-Month CAD LIBOR	Quarterly	1.91%	Semi-annually	7/9/21	5,670,000	CAD	—	1,515	1,515
3-Month CAD LIBOR	Quarterly	1.91%	Semi-annually	7/9/21	950,000	CAD	—	218	218
1.55%	Semi-annually	3-Month U.S. Dollar LIBOR	Quarterly	9/27/24	3,564,458	USD	46	(6,931)	(6,977)
3-Month U.S. Dollar LIBOR	Quarterly	1.28%	Semi-annually	11/29/24	1,932,000	USD	—	(19,238)	(19,238)
3-Month U.S. Dollar LIBOR	Quarterly	1.28%	Semi-annually	11/29/24	769,000	USD	—	(7,657)	(7,657)

								$(30,390)	$(30,436)

See accompanying notes to the schedules of portfolio investments.

AZL BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

At September 30, 2019, the Fund’s open over-the-counter total return swap agreements were as follows:

Pay/ Receive	Financing Rate	Description	Expiration Date	Counterparty	Notional Amount (Local)		Value and Unrealized Appreciation/ (Depreciation)

Pay	0.00%	S&P 500 Index Dividends December Futures	12/18/20	Goldman Sachs	83,956	USD	$19,119
Pay	0.00%	S&P 500 Index Dividends December Futures	12/17/21	BNP Paribas	109,238	USD	23,850

							$42,969

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.
(b)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”).
(c)

Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(d)

The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

Amounts shown as “—“ are either $0 or rounds to less than $1.

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds (6.0%):
Communications Equipment (0.4%):
$1,789,000	Cisco Systems, Inc., 1.85%, 9/20/21, Callable 8/20/21 @ 100	$1,787,313

Consumer Finance (0.6%):
2,000,000	Toyota Motor Credit Corp., 2.46% (US0003M+15 bps), 10/9/20, MTN	2,001,104
200,000	Toyota Motor Credit Corp., 0.75%, 7/21/22	223,335
257,000	Toyota Motor Credit Corp., 2.38%, 2/1/23	303,403

		2,527,842

Diversified Financial Services (0.5%):
1,900,000	Berkshire Hathaway, Inc., 0.63%, 1/17/23, Callable 11/17/22 @ 100	2,115,862

Household Products (1.2%):
4,700,000	Procter & Gamble Co. (The), 2.00%, 8/16/22	5,442,442

Industrial Conglomerates (0.5%):
1,850,000	3M Co., 0.38%, 2/15/22, Callable 11/15/21 @ 100	2,042,097
200,000	3M Co., 0.95%, 5/15/23	227,047

		2,269,144

Pharmaceuticals (1.4%):
1,000,000	Johnson & Johnson, 4.75%, 11/6/19	1,095,085
100,000	Johnson & Johnson, 0.25%, 1/20/22, Callable 12/20/21 @ 100	110,311
4,521,000	Pfizer, Inc., 0.25%, 3/6/22, Callable 2/6/22 @ 100	4,978,420

		6,183,816

Software (0.8%):
250,000	Oracle Corp., Series E, 2.25%, 1/10/21, MTN	281,356
2,481,000	Oracle Corp., 1.90%, 9/15/21, Callable 8/15/21 @ 100	2,480,050
543,000	Oracle Corp., 2.50%, 5/15/22, Callable 3/15/22 @ 100	549,138

		3,310,544

Technology Hardware, Storage & Peripherals (0.6%):
500,000	Apple, Inc., 3.28% (US0003M+113 bps), 2/23/21	506,573
2,000,000	Apple, Inc., 1.00%, 11/10/22	2,262,010

		2,768,583

Total Corporate Bonds (Cost $27,836,113)		26,405,546

Foreign Bonds (81.4%):
Banks (23.3%):
16,000,000	Bank of Montreal, 1.88%, 3/31/21+	12,033,395
1,000,000	Bank of Montreal, 1.61%, 10/28/21+	747,377
7,000,000	Bank of Nova Scotia, 2.13%, 6/15/20+	5,290,609
6,500,000	Bank of Nova Scotia, 3.27%, 1/11/21+	4,980,128
500,000	Bank of Nova Scotia, 0.38%, 4/6/22, MTN+	550,545
3,000,000	Canadian Imperial Bank of Commerce, 1.85%, 7/14/20+	2,261,765
2,000,000	Canadian Imperial Bank of Commerce, 1.90%, 4/26/21+	1,504,144

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Banks, continued
$450,000	Canadian Imperial Bank of Commerce, 0.75%, 3/22/23+	$504,225
1,000,000	Commonwealth Bank of Australia, Series E, 0.50%, 7/11/22+	1,108,849
2,389,000	Cooperatieve Rabobank UA, Series E, 4.75%, 6/6/22+	2,948,395
2,093,000	Cooperatieve Rabobank UA, 0.50%, 12/6/22+	2,331,405
4,350,000	Dexia Credit Local SA, 0.25%, 6/2/22+	4,824,632
1,800,000	Dexia Credit Local SA, Series E, 1.13%, 6/15/22+	2,234,007
5,200,000	Dexia Credit Local SA, 0.25%, 6/1/23, MTN+	5,803,701
650,000	International Bank for Reconstruction & Development, 1.00%, 12/19/22+	809,218
6,123,000	Kreditanstalt fuer Wiederaufbau, 2.13%, 8/15/23+	7,380,029
475,000	Land Nordrhein-Westfalen, 0.13%, 3/16/23+	529,261
1,000,000	Land Nordrhein-Westfalen, 0.20%, 4/17/23+	1,117,557
3,000,000	National Australia Bank, Ltd., Series G, 0.88%, 1/20/22+	3,346,066
500,000	National Australia Bank, Ltd., 0.35%, 9/7/22+	552,136
10,930,000	Nordic Investment Bank, 1.38%, 7/15/20, MTN+	1,199,097
1,164,000	Oesterreichische Kontrollbank AG, Series E, 0.75%, 3/7/22+	1,433,426
5,500,000	Royal Bank of Canada, 1.92%, 7/17/20+	4,151,717
3,500,000	Royal Bank of Canada, 2.03%, 3/15/21+	2,638,964
7,700,000	Royal Bank of Canada, Series DPNT, 1.97%, 3/2/22+	5,790,374
1,190,000	Skandinaviska Enskilda Banken AB, 1.25%, 8/5/22+	1,471,675
384,000	State of North Rhine-Westphalia Germany, 0.88%, 12/16/19, MTN+	419,584
250,000	State of North Rhine-Westphalia Germany, 1.25%, 3/13/20+	274,512
2,700,000	State of North Rhine-Westphalia Germany, 0.00%, 12/5/22+	2,992,304
3,167,000	State of North Rhine-Westphalia Germany, 0.38%, 2/16/23+	3,556,386
2,318,000	Svenska Handelsbanken AB, Series E, 0.25%, 2/28/22+	2,550,077
1,000,000	Svenska Handelsbanken AB, 2.63%, 8/23/22+	1,175,469
1,100,000	Svenska Handelsbanken AB, 1.13%, 12/14/22+	1,245,796
2,000,000	Toronto-Dominion Bank (The), 2.56%, 6/24/20+	1,515,377
4,000,000	Toronto-Dominion Bank (The), Series DPNT, 2.62%, 12/22/21+	3,053,401
10,300,000	Toronto-Dominion Bank (The), Series DPNT, 1.99%, 3/23/22+	7,755,285
300,000	Westpac Banking Corp., Series E, 0.25%, 1/17/22+	329,752

		102,410,640

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Capital Markets (0.5%):
$400,000	FMS Wertmanagement, 1.00%, 9/7/22+	$497,041
300,000	FMS Wertmanagement, 1.13%, 9/7/23+	375,702
1,000,000	International Finance Corp., 0.96%(SONIA+25bps), 1/18/22+	1,229,720

		2,102,463

Consumer Finance (2.3%):
1,000,000	Toyota Credit Canada, Inc., 2.20%, 2/25/21+	754,843
1,500,000	Toyota Credit Canada, Inc., 2.02%, 2/28/22+	1,128,063
5,064,000	Toyota Finance Australia, Ltd., 0.00%, 4/9/21, MTN+	5,529,506
1,355,000	Toyota Finance Australia, Ltd., Series E, 0.50%, 4/6/23, MTN+	1,505,872
905,000	Toyota Motor Finance Netherlands BV, Series E, 0.25%, 1/10/22, MTN+	994,583

		9,912,867

Diversified Financial Services (30.1%):
1,000,000	Agence Francaise de Developpement, 0.13%, 4/30/22+	1,105,580
1,500,000	Agence Francaise de Developpement, 0.50%, 10/25/22+	1,679,931
5,700,000	ASB Finance, Ltd., Series E, 0.50%, 6/10/22+	6,304,538
11,248,000	Asian Development Bank, 0.20%, 5/25/23+	12,603,007
400,000	Bank Nederlandse Gemeenten NV, Series E, 1.00%, 3/15/22+	495,477
1,600,000	Bank Nederlandse Gemeenten NV, 0.25%, 2/22/23+	1,790,968
399,000	BNG Bank NV, 1.50%, 4/15/20, MTN+	439,413
6,334,000	BNG Bank NV, 0.05%, 7/11/23, MTN+	7,055,548
300,000	Caisse d’Amortissement de la Dette Sociale, 0.13%, 11/25/22+	333,904
400,000	Caisse d’Amortissement de la Dette Sociale, Series E, 0.50%, 5/25/23, MTN+	452,459
5,600,000	Caisse d’Amortissement de la Dette Sociale, 0.13%, 10/25/23+	6,260,759
403,000	Council Of Europe Development Bank, 0.38%, 10/27/22+	452,009
750,000	Council Of Europe Development Bank, 0.13%, 5/25/23, MTN+	837,906
2,000,000	CPPIB Capital, Inc., Series A, 1.40%, 6/4/20+	1,506,017
11,400,000	European Financial Stability Facility, 0.13%, 10/17/23, MTN+	12,755,427
183,000	European Investment Bank, 1.02%(BP0003M+25bps), 2/17/20, MTN+	225,185
85,000,000	European Investment Bank, Series E, 1.50%, 5/12/22, MTN+	9,329,391
200,000	European Investment Bank, 2.50%, 10/31/22+	259,990
1,600,000	European Investment Bank, 2.38%, 1/18/23+	1,234,453
143,000	European Investment Bank, 0.00%, 10/16/23+	159,488

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Diversified Financial Services, continued
$8,000,000	European Investment Bank, Series E, 1.50%, 1/26/24, MTN+	$875,923
9,026,000	European Stability Mechanism, 0.10%, 7/31/23+	10,074,279
400,000	Kommunalbanken AS, 1.13%, 11/30/22+	498,211
846,000	Kommunekredit, 0.13%, 8/28/23, MTN+	943,729
97,000,000	Kommuninvest I Sverige AB, 0.25%, 6/1/22+	9,956,073
24,000,000	Kommuninvest I Sverige AB, 0.75%, 2/22/23+	2,506,841
3,000,000	Kommuninvest I Sverige AB, Series 2311, 1.00%, 11/13/23, MTN+	317,379
4,253,000	Kreditanstalt fuer Wiederaufbau, 0.00%, 9/15/23+	4,741,335
200,000	Landeskreditbank Baden-Wuerttemberg Foerderbank, Series E, 0.88%, 3/7/22+	246,974
5,250,000	Landwirtschaftliche Rentenbank, 0.05%, 6/12/23, MTN+	5,854,757
1,466,000	Municipality Finance plc, 1.25%, 12/7/22+	1,831,261
750,000	Neder Waterschapsbank, Series E, 1.00%, 12/9/19, MTN+	922,336
3,091,000	Nederlandse Waterschapsbank NV, 0.13%, 9/25/23, MTN+	3,456,726
500,000	Nestle Finance International, Ltd., 1.75%, 9/12/22+	576,471
1,100,000	NRW Bank, 0.00%, 11/11/22+	1,219,530
4,500,000	NRW Bank, 0.13%, 3/10/23+	5,016,696
5,850,000	NRW Bank, 0.13%, 7/7/23+	6,527,506
4,680,000	OP Corporate Bank plc, Series E, 0.75%, 3/3/22+	5,218,078
700,000	Roche Finance Europe BV, 0.50%, 2/27/23, Callable 11/27/22 @ 100+	780,985
1,140,000	Shell International Finance BV, 1.63%, 3/24/21, MTN+	1,277,717
500,000	Temasek Financial I, Ltd., Series E, 0.50%, 3/1/22+	555,226
800,000	Temasek Financial I, Ltd., Series G, 4.63%, 7/26/22+	1,085,984
800,000	Total Capital Canada, Ltd., 1.88%, 7/9/20, MTN+	886,417
600,000	Total Capital Canada, Ltd., Series E, 1.13%, 3/18/22+	675,307
900,000	Total Capital International SA, 0.25%, 7/12/23+	994,992

		132,322,183

Insurance (0.8%):
600,000	UNEDIC ASSEO, 0.13%, 5/25/22+	663,982
2,600,000	UNEDIC ASSEO, 0.88%, 10/25/22+	2,951,550

		3,615,532

Oil, Gas & Consumable Fuels (2.0%):
500,000	Equinor ASA, Series E, 2.00%, 9/10/20, MTN+	556,424
3,000,000	Shell International Finance BV, Series E, 2.00%, 12/20/19, MTN+	3,696,829
1,800,000	Shell International Finance BV, Series E, 1.25%, 3/15/22+	2,031,846
900,000	Shell International Finance BV, Series E, 1.00%, 4/6/22+	1,010,215

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Oil, Gas & Consumable Fuels, continued
$1,300,000	Statoil ASA, 0.88%, 2/17/23, Callable 11/17/22 @ 100+	$1,461,650

		8,756,964

Pharmaceuticals (3.5%):
250,000	Novartis Finance SA, 0.75%, 11/9/21+	278,280
2,000,000	Novartis Finance SA, 0.50%, 8/14/23, Callable 5/14/23 @ 100+	2,233,610
1,200,000	Sanofi, 0.00%, 1/13/20, MTN+	1,308,727
300,000	Sanofi, 0.00%(EUR003M+15bps), 3/21/20, MTN+	327,483
500,000	Sanofi, 1.13%, 3/10/22, Callable 12/10/21 @ 100+	561,448
300,000	Sanofi, Series E, 0.00%, 3/21/22, Callable 2/21/22 @ 100, MTN+	328,349
1,100,000	Sanofi, 0.00%, 9/13/22, Callable 6/13/22 @ 100+	1,203,958
8,300,000	Sanofi, 0.50%, 3/21/23, Callable 12/21/22 @ 100+	9,230,584

		15,472,439

Road & Rail (0.2%):
667,000	Transport For London, 2.25%, 8/9/22, MTN+	853,701

Sovereign Bond (18.7%):
81,000,000	Denmark Government Bond, 1.50%, 11/15/23+	12,975,470
4,000,000	European Investment Bank, Series E, 3.50%, 1/14/21+	424,903
200,000	European Investment Bank, Series EARN, 0.05%, 12/15/23, MTN+	223,819
1,150,000	European Stability Mechanism Treasury Bill, 0.00%, 12/5/19+(a)	1,254,397
500,000	European Stability Mechanism Treasury Bill, 0.00%, 1/23/20+(a)	545,750
4,615,000	Finland Government Bond, 0.00%, 9/15/23+(b)	5,163,157
1,000,000	France Treasury Bill, 0.00%, 10/9/19+(a)	1,089,908
650,000	France Treasury Bill, 0.00%, 10/30/19+(a)	708,721
1,000,000	France Treasury Bill, 0.00%, 11/14/19+(a)	1,090,595
2,300,000	France Treasury Bill, 0.00%, 12/11/19+(a)	2,509,597
1,700,000	France Treasury Bill, 0.00%, 12/18/19+(a)	1,855,142
1,700,000	France Treasury Bill, 0.00%, 2/12/20+(a)	1,857,013
1,000,000	Inter-American Development Bank, 1.13%, 12/17/19, MTN+	1,230,580
3,150,000	International Bank for Reconstruction & Development, 1.13%, 3/11/20+	2,371,096
500,000	Kommunalbanken AS, Series E, 0.88%, 12/8/20, MTN+	615,302
500,000	Kommunalbanken AS, Series E, 1.50%, 12/15/23, MTN+	634,725
5,711,000	Norwegian Government Bond, 2.00%, 5/24/23+(b)	643,348
8,000,000	Province of Alberta, 4.00%, 12/1/19+	6,061,689
4,000,000	Province of British Columbia, 4.10%, 12/18/19+	3,034,619

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bond, continued
$450,000	Province of Manitoba, 1.50%, 12/15/22+	$564,692
750,000	Province of Ontario, 4.00%, 12/3/19, MTN+	823,463
5,000,000	Province of Ontario, 4.20%, 6/2/20+	3,835,812
1,550,000	Province of Ontario, 3.15%, 6/2/22+	1,212,515
12,767,000	Province of Quebec, 4.50%, 12/1/19+	9,685,747
1,700,000	Province of Quebec, 4.25%, 12/1/21+	1,350,747
950,000	Province of Quebec, 0.88%, 5/24/22+	1,170,639
2,000,000	Republic of Austria Government Bond, 0.25%, 10/18/19+(b)	2,180,471
3,033,000	Republic of Austria Government Bond, 0.00%, 7/15/23+(b)	3,389,317
500,000	Svensk Exportkredit AB, Series E, 1.38%, 12/15/23, MTN+	630,699
1,000,000	United Kingdom Treasury Bill, 0.75%, 10/21/19+(a)	1,228,761
300,000	United Kingdom Treasury Bill, 0.75%, 10/28/19+(a)	368,577
1,000,000	United Kingdom Treasury Bill, 0.76%, 11/4/19+(a)	1,228,392
500,000	United Kingdom Treasury Bill, 0.75%, 11/11/19+(a)	614,110
500,000	United Kingdom Treasury Bill, 0.75%, 11/18/19+(a)	614,024
7,200,000	United Kingdom Treasury Bill, 0.77%, 12/9/19+(a)	8,837,783

		82,025,580

Total Foreign Bonds (Cost $371,015,827)		357,472,369

Yankee Dollars (2.9%):
Banks (0.5%):
1,250,000	Bank of Nova Scotia, Series B, 3.03% (US0003M+44 bps), 4/20/21	1,253,198
512,000	Bank of Nova Scotia, 2.70%, 3/7/22	520,640
400,000	The Toronto-Dominion Bank, 3.30% (US0003M+100 bps), 4/7/21, MTN	405,010

		2,178,848

Diversified Financial Services (2.0%):
600,000	Caisse des Depots et Consignations, 2.41% (US0003M+9 bps), 10/2/20, MTN	600,420
1,000,000	EUROFIMA, 2.25% (US0003M+9 bps), 11/15/21	999,730
800,000	EUROFIMA, 2.24% (US0003M+10 bps), 3/11/22, MTN	799,880
2,000,000	Kommunalbanken AS, 2.34% (US0003M+4 bps), 4/15/21	1,998,622
3,000,000	Landeskreditbank Baden-Wuerttemberg Foerderbank, Series E, 2.22% (US0003M+12 bps), 9/27/21, MTN	3,000,090
1,150,000	Total Capital International SA, 2.88%, 2/17/22	1,175,766

		8,574,508

Oil, Gas & Consumable Fuels (0.2%):
910,000	Shell International Finance BV, 2.38%, 8/21/22	921,763

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Sovereign Bond (0.2%):
$1,000,000	Svensk Exportkredit AB, Series E, 2.25% (US0003M+12 bps), 12/13/21, MTN	$1,000,620

Total Yankee Dollars (Cost $12,610,044)		12,675,739

U.S. Treasury Obligations (7.6%):
U.S. Treasury Notes (7.6%)
18,506,800	2.13%(USBMMY3M+13.90bps), 4/30/21	18,480,235
15,000,000	2.13%(USBMMY3M+22.00bps), 7/31/21	14,989,316

		33,469,551

Total U.S. Treasury Obligations (Cost $33,484,932)		33,469,551

Unaffiliated Investment Companies (0.7%):
Money Markets (0.7%):
2,962,959	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 1.83%(a)	2,962,959

Total Unaffiliated Investment Companies (Cost $2,962,959)		2,962,959

Total Investment Securities (Cost $447,909,875) - 98.6%		432,986,164
Net other assets (liabilities) - 1.4%		5,935,406

Net Assets - 100.0%		$438,921,570

Percentages indicated are based on net assets as of September 30, 2019.

BP0003M	-	3 Month GBP LIBOR
EUR003M	-	3 Month EUR LIBOR
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SONIA	-	Sterling Overnight Interbank Average Rate
US0003M	-	3 Month US Dollar LIBOR
USBMMY3M	-	3 Month Treasury Bill Rate

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	The rate represents the effective yield at September 30, 2019.
(b)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2019:

Country	Percentage
Australia	2.9%
Austria	1.6%
Canada	20.1%
Denmark	3.2%
Finland	2.8%
France	11.8%
Germany	10.1%
Luxembourg	3.7%
Netherlands	7.0%
New Zealand	1.5%
Norway	1.5%
Singapore	0.4%
SNAT	10.9%
Sweden	4.8%
United Kingdom	3.2%
United States	14.5%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Forward Currency Contracts

At September 30, 2019, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar	1,283,703	British Pound	1,040,967	Bank of America	10/2/19	$4,041
British Pound	485,816	U.S. Dollar	587,941	Bank of America	10/2/19	9,274
British Pound	31,201	U.S. Dollar	38,349	Bank of America	10/2/19	7
U.S. Dollar	1,162,566	British Pound	934,511	State Street	10/2/19	13,770
U.S. Dollar	13,541,855	Danish Krone	90,032,632	Citigroup	10/4/19	391,109
U.S. Dollar	1,300,405	European Euro	1,186,831	ANZ Banking Group	10/10/19	5,937
U.S. Dollar	319,311	European Euro	289,502	Bank of America	10/10/19	3,553
U.S. Dollar	1,507,249	European Euro	1,363,132	State Street	10/10/19	20,491
U.S. Dollar	71,058,950	European Euro	64,252,584	State Street	10/10/19	979,144
U.S. Dollar	996,795	European Euro	903,740	Goldman Sachs	10/11/19	11,012
U.S. Dollar	1,072,459	European Euro	969,369	Goldman Sachs	10/11/19	15,089
U.S. Dollar	1,153,475	European Euro	1,041,293	State Street	10/11/19	17,652
U.S. Dollar	73,919,104	European Euro	65,811,678	State Street	10/11/19	2,132,929
U.S. Dollar	1,293,967	European Euro	1,163,265	State Street	10/11/19	25,099
U.S. Dollar	1,304,824	European Euro	1,172,724	State Street	10/11/19	25,638
U.S. Dollar	1,532,584	European Euro	1,382,116	State Street	10/11/19	24,997
U.S. Dollar	22,638	European Euro	20,517	State Street	10/11/19	258
U.S. Dollar	770,692	European Euro	694,958	State Street	10/11/19	12,645
U.S. Dollar	13,621,076	Swedish Krona	130,369,722	State Street	10/23/19	351,540
U.S. Dollar	73,114,300	European Euro	65,915,533	Bank of America	10/29/19	1,108,897
U.S. Dollar	111,009	Norwegian Krone	1,006,758	Bank of America	10/31/19	237
U.S. Dollar	15,219,162	Norwegian Krone	137,395,446	BNY Mellon	10/31/19	101,789
Norwegian Krone	7,462,682	U.S. Dollar	820,859	Citigroup	10/31/19	247

						$5,255,355

U.S. Dollar	1,225,524	British Pound	1,006,936	Bank of America	10/2/19	$(12,304)
U.S. Dollar	32,001,362	British Pound	26,352,735	State Street	10/2/19	(394,099)
U.S. Dollar	620,981	British Pound	510,058	State Street	10/2/19	(6,034)
European Euro	261,402	U.S. Dollar	287,608	Bank of America	10/11/19	(2,475)
European Euro	607,770	U.S. Dollar	673,794	Bank of America	10/11/19	(10,849)
European Euro	2,425,884	U.S. Dollar	2,702,546	Bank of America	10/11/19	(56,436)
European Euro	3,195,180	U.S. Dollar	3,545,463	State Street	10/11/19	(60,220)
U.S. Dollar	1,498,420	European Euro	1,372,196	Bank of America	10/29/19	(552)
U.S. Dollar	84,473,550	Canadian Dollar	112,042,566	Barclays Bank	10/30/19	(150,744)
Norwegian Krone	7,942,231	U.S. Dollar	882,959	Barclays Bank	10/31/19	(9,090)
Norwegian Krone	7,960,342	U.S. Dollar	880,390	Barclays Bank	10/31/19	(4,527)
Norwegian Krone	4,579,111	U.S. Dollar	504,399	Citigroup	10/31/19	(568)

See accompanying notes to the schedules of portfolio investments.

AZL DFA Five-Year Global Fixed Income Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar	36,205,929	British Pound	29,349,979	Barclays Bank	12/30/19	$(14,531)

						$(722,429)

Total Net Forward Currency Contracts						$4,532,926

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (98.7%):
Aerospace & Defense (1.2%):
15,989	Austal, Ltd.	$46,934
982	Avon Rubber plc	20,063
44,779	BAE Systems plc	313,707
5,900	Bombardier, Inc., Class B*	7,972
6,187	CAE, Inc.	157,209
3,081	Chemring Group plc	7,454
50,056	Cobham plc*	96,542
15	Dassault Aviation SA	21,211
504	Elbit Systems, Ltd.	83,564
4,047	European Aeronautic Defence & Space Co. NV	526,180
89	Facc AG	1,044
9,452	Finmeccanica SpA	111,270
401	FMS Enterprises Migun, Ltd.	15,727
2,535	Heroux-Devtek, Inc.*	32,915
1,132	LISI	31,325
24,328	Meggitt plc	190,060
2,059	MTU Aero Engines AG	547,015
19,005	QinetiQ Group plc	67,474
25,323	Rolls-Royce Holdings plc	246,569
1,420	Saab AB	40,811
1,223	Safran SA	192,769
20,156	Senior plc	46,489
25,500	Singapore Technologies Engineering, Ltd.	70,884
3,432	Ste Industrielle d’Aviation Latecoere SA*	14,364
1,426	Thales SA	164,098
4,563	Ultra Electronics Holdings plc	113,509

		3,167,159

Air Freight & Logistics (0.4%):
16,459	Bollore, Inc.	68,244
6,117	BPOST SA	64,187
1,400	Chuo Warehouse Co., Ltd.	13,865
2,399	Compania de Distribucion Integral Logista Holdings SA	46,769
6,355	CTT-Correios de Portugal SA^	14,708
10,513	Deutsche Post AG	351,109
5,804	Freightways, Ltd.	29,483
73	ID Logistics Group*	12,855
37,500	Kerry Network, Ltd.	60,043
2,300	Kintetsu World Express, Inc.	32,535
1,800	Konoike Transport Co., Ltd.	26,713
1,284	Mainfreight, Ltd.	32,034
1,800	Mitsui-Soko Holdings Co., Ltd.	27,889
1,146	Oesterreichische Post AG	40,206
27,139	PostNL NV	60,315
23,649	Royal Mail plc	61,529
900	SBS Holdings, Inc.	13,111
58,500	Singapore Post, Ltd.	41,284
36	XPO Logistics Europe SADIR	12,084
2,000	Yamato Holdings Co., Ltd.	30,248
1,600	Yasuda Logistics Corp.	13,804

		1,053,015

Airlines (0.4%):
2,930	Air Canada*	95,573
13,467	Air France-KLM*	141,009
26,921	Air New Zealand, Ltd.	47,169
1,200	All Nippon Airways Co., Ltd.^	40,361
1,046	Cathay Pacific Airways, Ltd.	1,312
6,945	Dart Group plc	78,146
9,717	Deutsche Lufthansa AG, Registered Shares	154,400
2,130	easyJet plc	30,107
28,658	El Al Israel Airlines*	8,362
1,728	Exchange Income Corp.	54,030

Shares		Fair Value
Common Stocks, continued
Airlines, continued
13,156	International Consolidated Airlines Group SA	$76,819
1,700	Japan Airlines Co., Ltd.	50,535
24,091	Qantas Airways, Ltd.	102,420
18,011	SAS AB*	22,949
21,400	Singapore Airlines, Ltd.	141,708

		1,044,900

Auto Components (2.2%):
1,000	Aisan Industry Co., Ltd.	8,541
5,800	Aisin Sieki Co., Ltd.	183,467
7,300	Akebono Brake Industry Co., Ltd.*	13,673
1,027	Akwel	19,036
2,288	Arb Corp., Ltd.	29,521
266	Autoneum Holding AG	29,309
8,806	Brembo SpA	85,871
12,900	Bridgestone Corp.	501,699
1,647	Bulten AB	10,427
11	Burelle SA	10,189
3,874	CIE Automotive SA	97,205
5,225	Compagnie Generale des Establissements Michelin SCA, Class B	583,812
1,918	Continental AG	246,188
2,800	Daido Metal Co., Ltd.	16,603
2,400	Daikyonishikawa Corp.	17,755
3,900	Denso Corp.	172,321
10,709	Dometic Group AB(a)	84,129
1,800	Eagle Industry Co., Ltd.	16,549
673	Edag Engineering Group AG	7,304
1,724	ElringKlinger AG*	11,948
1,700	Exedy Corp.	33,386
3,076	Faurecia SA	146,220
2,300	FCC Co., Ltd.	44,560
1,000	F-Tech, Inc.	6,342
4,000	Futaba Industrial Co., Ltd.	27,987
1,400	G-Tekt Corp.	21,880
3,860	Gud Holdings, Ltd.	26,238
2,186	Hella KGAA Hueck & Co.	97,718
1,600	Hi-Lex Corp.	24,896
700	H-One Co., Ltd.	4,132
1,200	Imasen Electric Industrial	9,784
1,800	Kasai Kogyo Co., Ltd.	12,949
2,500	Keihin Corp.	36,934
1,600	Koito Manufacturing Co., Ltd.	78,896
31,203	Kongsberg Automotive ASA*	18,525
1,400	KYB Co., Ltd.*	41,224
2,493	Leoni AG*^	31,379
3,233	Linamar Corp.	105,115
11,703	Magna International, Inc., ADR	624,120
350	Magna Internationl, Inc.	18,659
6,366	Martinrea International, Inc.	54,880
2,000	Mitsuba Corp.	11,745
3,200	Musashi Seimitsu Industry Co., Ltd.	40,998
4,400	NGK Spark Plug Co., Ltd.	84,455
6,600	NHK SPRING Co., Ltd.	50,714
600	Nichirin Co., Ltd.	8,219
3,600	Nifco, Inc.	86,470
3,300	Nippon Seiki Co., Ltd.	50,728
1,400	Nissin Kogyo Co., Ltd.	19,737
2,700	NOK Corp.	40,358
5,985	Nokian Renkaat OYJ	168,953
800	Ohashi Technica, Inc.	10,080
2,600	Pacific Industrial Co., Ltd.	38,283
1,800	Piolax, Inc.	31,019
2,839	Plastic Omnium SA	77,998
6,300	Press Kogyo Co., Ltd.	26,411

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
3,582	PWR Holdings, Ltd.	$11,355
400	Riken Corp.	13,919
4,208	Saf-Holland SA	29,726
1,600	Sanden Holdings Corp.*	8,960
1,900	Sanoh Industrial Co., Ltd.	10,849
2,535	Schaeffler AG	19,440
600	Shoei Co., Ltd.	25,258
4,000	Showa Corp.	58,058
2,500	Stanley Electric Co., Ltd.	66,638
11,800	Sumitomo Electric Industries, Ltd.	150,726
2,900	Sumitomo Riko Co., Ltd.	23,306
9,500	Sumitomo Rubber Industries, Ltd.	113,326
300	T RAD Co., Ltd.	4,889
1,400	Tachi-S Co., Ltd.	17,058
800	Taiho Kogyo Co., Ltd.	5,726
3,900	Tokai Rika Co., Ltd.	66,427
2,500	Topre Corp.	39,688
7,500	Toyo Tire & Rubber Co., Ltd.	95,410
4,500	Toyoda Gosei Co., Ltd.	90,705
3,500	Toyota Boshoku Corp.	49,282
1,200	Toyota Industries Corp.	69,272
1,500	TPR Co., Ltd.	24,082
2,100	TS Tech Co., Ltd.	64,286
2,000	Unipres Corp.	31,575
2,847	Valeo SA	92,464
104,000	Xinyi Glass Holdings, Ltd.	114,918
6,500	Yokohama Rubber Co., Ltd. (The)	130,912
600	Yorozu Corp.	7,255

		5,793,049

Automobiles (2.8%):
7,641	Bayerische Motoren Werke AG (BMW)	537,389
17,987	Daimler AG, Registered Shares	893,305
1,253	Ferrari NV	193,075
34,520	Fiat Chrysler Automobiles NV	447,213
11,800	Fuji Heavy Industries, Ltd.	333,604
21,000	Honda Motor Co., Ltd.	546,793
24,135	IMMSI SpA*	15,747
10,900	Isuzu Motors, Ltd.	120,984
11,700	Mazda Motor Corp.	104,668
20,800	Mitsubishi Motors Corp.	90,787
48,200	Nissan Motor Co., Ltd.	301,861
2,700	Nissan Shatai Co., Ltd.	21,960
14,678	Piaggio & C SpA	43,449
27,636	PSA Peugeot Citroen SA	690,139
3,686	Renault SA	211,772
4,400	Suzuki Motor Corp.	186,927
36,638	Toyota Motor Corp.	2,457,805
794	Volkswagen AG	136,453
8,800	Yamaha Motor Co., Ltd.	160,509

		7,494,440

Banks (8.1%):
3,000	77th Bank	44,799
7,248	ABN AMRO Group NV(a)	127,779
15,084	AIB Group plc	44,870
500	Aichi Bank, Ltd. (The)	15,749
1,500	Akita Bank, Ltd. (The)	28,493
3,329	Aktia Bank OYJ	30,543
1,200	Aomori Bank, Ltd. (The)	29,349
3,300	Aozora Bank, Ltd.	82,828
22,170	Australia & New Zealand Banking Group, Ltd.	428,320
2,000	Awa Bank, Ltd. (The)	45,355
20,218	Banca Popolare dell’Emilia Romarna	78,236
25,559	Banca Popolare di Sondrio SCPA	46,840
44,344	Banco Bilbao Vizcaya Argentaria SA	231,324

Shares		Fair Value
Common Stocks, continued
Banks, continued
75,804	Banco Bpm SpA*	$155,092
106,975	Banco Comercial Portugues SA, Class R	22,243
73,105	Banco de Sabadell SA	71,014
158,428	Banco Santander SA	645,914
11,673	Bank Hapoalim BM*	92,053
29,210	Bank Leumi Le-Israel Corp.	207,983
24,138	Bank of East Asia, Ltd. (The)	59,542
2,674	Bank of Georgia Group plc	43,916
39,409	Bank of Ireland Group plc	156,608
900	Bank of Iwate, Ltd. (The)	21,761
1,900	Bank of Kyoto, Ltd. (The)	74,806
15,317	Bank of Montreal	1,129,628
500	Bank of Nagoya, Ltd. (The)^	14,758
13,051	Bank of Nova Scotia	741,949
820	Bank of Okinawa, Ltd. (The)	25,824
14,757	Bank of Queensland, Ltd.	98,891
1,100	Bank of Saga, Ltd. (The)	15,028
2,000	Bank of The Ryukyus, Ltd.	20,687
23,866	Bankia SA	45,124
2,748	Bankinter SA	17,371
71	Banque Cantonale de Geneve	14,054
142	Banque Cantonale Vaudoise,Registered Shares	108,747
32,117	Barclays plc, ADR	235,739
14,732	Bendigo & Adelaide Bank, Ltd.	114,286
311	Berner Kantonalbank AG	66,901
9,054	BNP Paribas SA	441,383
57,542	BOC Hong Kong Holdings, Ltd.	196,350
6,760	Canadian Imperial Bank of Commerce	558,106
4,227	Canadian Western Bank	106,130
12,400	Chiba Bank, Ltd. (The)	64,168
4,300	Chiba Kogyo Bank, Ltd. (The)	11,542
6,200	Chugoku Bank, Ltd. (The)	58,625
700	Chukyo Bank, Ltd. (The)	13,665
3,200	Chuo Mitsui Trust Holdings, Inc.	116,008
1,097	Comdirect Bank AG	14,151
19,952	Commerzbank AG	115,773
13,322	Commonwealth Bank of Australia	728,820
19,900	Concordia Financial Group, Ltd.	76,772
9,126	Credit Agricole SA	110,954
5,165	Credito Emiliano SpA	27,850
348,864	Credito Valtellinese SpA*	23,794
55,579	Criteria Caixacorp SA	146,162
34,734	CYBG plc	49,036
16,000	Dah Sing Banking Group, Ltd.	21,557
5,600	Dah Sing Financial Holdings, Ltd.	20,733
1,900	Daishi Hokuetsu Financial Group, Inc.	48,067
4,743	Danske Bank A/S	66,042
10,500	DBS Group Holdings, Ltd.	189,295
9,620	DnB NOR ASA	169,902
3,100	Ehime Bank, Ltd. (The)	31,333
5,287	Erste Group Bank AG	175,006
6,500	Fidea Holdings Co., Ltd.	6,986
13,601	Finecobank Banca Fineco SpA	144,154
3,600	First Bank of Toyama, Ltd. (The)	10,269
1,816	First International Bank of Israel	48,380
1,000	Fukui Bank, Ltd. (The)	13,243
5,100	Fukuoka Financial Group, Inc.	97,008
2,200	Fukushima Bank, Ltd. (The)	4,350
11,100	Gunma Bank, Ltd. (The)	36,198
15,800	Hachijuni Bank, Ltd. (The)	64,675
9,105	Hang Seng Bank, Ltd.	196,990
26,855	Heartland Group Holdings Npv	27,258

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
11,800	Hiroshima Bank, Ltd. (The)	$58,672
1,000	Hokkoku Bank, Ltd. (The)	26,076
6,000	Hokuhoku Financial Group, Inc.	58,349
29,691	HSBC Holdings plc, ADR	1,136,274
9,400	Hyakugo Bank, Ltd. (The)	30,174
1,000	Hyakujushi Bank, Ltd. (The)	20,643
2,192	Illimity Bank SpA*	21,378
31,633	ING Groep NV	331,552
124,722	Intesa Sanpaolo SpA	296,049
27,815	Isreal Discount Bank	122,397
9,500	Iyo Bank, Ltd. (The)	49,907
6,200	Jimoto Holdings, Inc.	5,671
1,200	Juroku Bank, Ltd. (The)	26,414
2,965	Jyske Bank A/S	95,800
1,742	Kansai Mirai Financial Group,Inc.	11,022
3,405	KBC Group NV	221,543
5,800	Keiyo Bank, Ltd. (The)	34,498
400	Kita-Nippon Bank, Ltd. (The)	6,613
3,800	Kiyo Bank, Ltd. (The)	59,368
13,590	Kyushu Financial Group, Inc.^	55,631
2,296	Laurentian Bank of Canada	78,047
120,273	Liberbank SA	36,839
732	Liechtenstein Landesbank AG	46,272
571,029	Lloyds Banking Group plc	380,729
78,144	Lloyds TSB Group plc, ADR	206,300
162	Luzerner Kantonalbank AG	67,620
24,670	Mebuki Financial Group, Inc.	61,064
17,611	Mediobanca SpA	192,487
700	Michinoku Bank, Ltd. (The)	10,123
95,500	Mitsubishi UFJ Financial Group, Inc.	486,800
800	Miyazaki Bank, Ltd. (The)	17,998
3,605	Mizrahi Tefahot Bank, Ltd.	89,643
183,400	Mizuho Financial Group, Inc.	282,023
1,300	Musashino Bank, Ltd. (The)	22,722
800	Nagano Bank, Ltd. (The)	12,045
1,300	Nanto Bank, Ltd. (The)	30,561
32,205	National Australia Bank, Ltd.	647,790
9,441	National Bank of Canada	469,805
7,200	Nishi-Nippon Holdings, Inc.	50,779
14,794	Nordea Bank AB	105,055
17,400	North Pacific Bank, Ltd.	37,097
4,701	Norwegian Finans Holding ASA*	39,766
1,800	Ogaki Kyoritsu Bank, Ltd. (The)	40,061
1,000	Oita Bank, Ltd. (The)	26,941
24,838	Oversea-Chinese Banking Corp., Ltd.	195,794
28,000	Public Financial Holdings, Ltd.	10,657
6,756	Raiffeisen International Bank-Holding AG	157,015
33,600	Resona Holdings, Inc.	144,735
1,604	Ringkjoebing Landbobank A/S	100,719
641	Royal Bank of Canada	52,003
12,263	Royal Bank of Canada	995,265
19,782	Royal Bank of Scotland, ADR	100,888
1,190	San Ju San Financial Group, Inc.	17,739
6,200	San-In Godo Bank, Ltd. (The)	37,851
11,600	Senshu Ikeda Holdings, Inc.	20,159
24,500	Seven Bank, Ltd.	67,311
2,300	Shiga Bank, Ltd. (The)	52,561
1,000	Shikoku Bank, Ltd. (The)	9,113
400	Shimizu Bank, Ltd. (The)	6,846
3,300	Shinsei Bank, Ltd.	48,266
7,400	Shizuoka Bank, Ltd. (The)	55,446
13,992	Skandinaviska Enskilda Banken AB, Class A	128,740
8,737	Societe Generale	239,668
4,543	Spar Nord Bank A/S	40,975

Shares		Fair Value
Common Stocks, continued
Banks, continued
4,203	Sparebank 1 Sr-Bank ASA	$45,841
147	St. Galler Kantonalbank AG	64,509
37,160	Standard Chartered plc	312,344
10,600	Sumitomo Mitsui Financial Group, Inc.	364,139
1,500	Suruga Bank, Ltd.*	6,306
13,659	Svenska Handelsbanken AB, Class A	128,105
8,924	Swedbank AB, Class A	128,604
3,208	Sydbank A/S	56,640
1,200	Taiko Bank, Ltd. (The)	17,612
8,700	Tochigi Bank, Ltd. (The)	15,765
6,500	Toho Bank, Ltd. (The)	15,370
1,100	Tokyo TY Financial Group, Inc.	14,356
7,500	Tomony Holdings, Inc.	24,436
14,321	Toronto-Dominion Bank (The)	834,341
2,100	Towa Bank, Ltd. (The)	15,448
6,200	Tsukuba Bank, Ltd.	10,487
13,966	Unicaja Banco SA(a)	11,126
21,483	Unicredit SpA	253,765
48,370	Unione di Banche Italiane SpA	136,039
12,127	United Overseas Bank, Ltd.	224,712
682	Valiant Holding AG	67,794
764	Van Lanschot Kempen NV	16,793
582	Walliser Kantonalbank, Registered Shares	66,501
24,569	Westpac Banking Corp.	492,000
1,600	Yamagata Bank, Ltd. (The)	21,743
7,200	Yamaguchi Financial Group, Inc.	49,750
1,800	Yamanashi Chuo Bank, Ltd. (The)	17,201
6	Zuger Kantonalbank AG	36,560

		21,701,775

Beverages (1.5%):
6,533	A.G. Barr plc	46,500
8,852	Anheuser-Busch InBev NV	842,593
3,600	Asahi Breweries, Ltd.	178,256
10,973	Britvic plc	132,658
11,716	C&C Group plc	52,981
1,224	Carlsberg A/S, Class B	181,133
11,116	Coca-Cola Amatil, Ltd.	79,970
2,200	Coca-Cola Bottlers Japan Holdings, Inc.	49,615
3,897	Coca-Cola European Partners plc	217,397
3,906	Coca-Cola HBC AG	127,577
5,750	Cott Corp.	71,707
5,510	Davide Campari - Milano SpA	49,816
4,082	Diageo plc, ADR	667,488
4,304	Fevertree Drinks plc	128,352
2,618	Heineken NV	283,057
900	ITO EN, Ltd.	42,433
7,900	Kirin Holdings Co., Ltd.	167,732
109	Laurent-Perrier	10,619
938	Olvi OYJ	38,985
330	Pernod Ricard SA	58,738
376	Remy Cointreau SA	49,897
2,807	Royal Unibrew A/S	231,667
4,000	Sapporo Breweries, Ltd.	99,763
3,457	Stock Spirits Group plc	9,890
1,000	Suntory Beverage & Food, Ltd.	42,776
2,900	Takara Holdings, Inc.	28,807
2,119	Treasury Wine Estates, Ltd.	26,591

		3,916,998

Biotechnology (0.4%):
195	Argenx SE*	22,180
986	Bavarian Nordic A/S*	26,573
906	Biogaia AB	39,903

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
486	Biotest AG	$11,652
3,023	CSL, Ltd.	477,586
225	Galapagos NV*	34,349
275	Genmab A/S*	55,907
634	Genus plc	21,793
2,522	Grifols SA	74,301
5,747	Knight Therapeutics, Inc.*	32,234
27,252	Mesoblast, Ltd.*	39,025
1,400	Peptidream, Inc.*	66,818
1,008	Swedish Orphan Biovitrum AB*	15,448
1,188	Vitrolife AB	19,454
1,155	Zealand Pharma A/S*	29,410

		966,633

Building Products (1.0%):
1,100	AICA Kogyo Co., Ltd.	32,610
2,028	Arbonia AG	24,399
4,900	Asahi Glass Co., Ltd.	152,916
1,735	ASSA Abloy AB, Class B	38,662
20	Belimo Holding AG, Registered Shares	109,986
2,400	Bunka Shutter Co., Ltd.	20,598
1,800	Central Glass Co., Ltd.	38,007
631	Centrotec Sustainable AG	9,625
11,777	Compagnie de Saint-Gobain SA	462,549
1,300	Daikin Industries, Ltd.	170,725
153	dorma kaba Holding AG	98,683
512	Geberit AG, Registered Shares	244,514
12,489	Gwa Group, Ltd.	28,602
2,938	Inwido AB	15,822
8,338	Kingspan Group plc	408,702
4,912	Lindab International AB	50,121
3,600	Lixil Group Corp.	63,311
600	Maeda Kosen Co., Ltd.	8,526
2,617	Nibe Industrier AB, Class B	33,247
4,000	Nichias Corp.	71,333
1,500	Nichiha Corp.	41,219
1,600	Nippon Hume Corp.	11,457
4,100	Nippon Sheet Glass Co., Ltd.	24,711
1,400	Nitto Boseki Co., Ltd.	43,102
2,401	Nordic Waterproofing Holding AS(a)	20,979
1,500	Noritz Corp.	17,493
1,400	Okabe Co., Ltd.	11,158
12,336	Polypipe Group plc	61,549
22	Rockwool International A/S	4,259
353	Rockwool International A/S	70,630
1,900	Sankyo Tateyama, Inc.	22,127
7,800	Sanwa Holdings Corp.	87,820
55	Schweiter Technologies AG	52,451
2,100	Sekisui Jushi Corp.	41,547
900	Shin Nippon Air Technologies Co., Ltd.	14,979
1,800	Takara Standard Co., Ltd.	29,828
2,310	Tarkett SA	34,177
1,400	TOTO, Ltd.	52,777
2,597	Tyman plc	7,694
3,400	Uponor OYJ	36,176
638	Zehnder Group AG	25,578

		2,794,649

Capital Markets (2.8%):
19,868	3i Group plc	284,832
24,792	ABG Sundal Collier Holding ASA	9,272
3,200	AGF Management, Ltd.	14,977
1,600	Aizawa Securities Co., Ltd.	10,032
2,800	Alaris Royalty Corp.	41,618
1,655	Altamir	29,569
817	Amundi SA(a)	57,024

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
11,464	Anima Holding SpA(a)	$43,735
4,796	Ashmore Group plc	29,826
1,066	ASX, Ltd.	58,408
4,255	Avanza Bank Holding AB	34,673
6,343	Azimut Holding SpA	119,159
2,819	Banca Generali SpA	87,009
521	Bellevue Group AG	11,905
4,346	Bolsas y Mercados Espanoles	109,782
16,646	Brewin Dolphin Holdings plc	64,825
86,000	Bright Smart Securities & Commodities Group, Ltd.	14,348
1,119	Brookfield Asset Management, Inc., Class A	59,408
2,865	Bure Equity AB	41,951
4,759	Burford Capital, Ltd.	48,199
2,497	Canaccord Genuity Group, Inc.	9,839
7,682	CI Financial Corp.	112,096
115	CIE Financiere Tradition SA	12,048
6,760	Close Brothers Group plc	117,144
66,000	Cosmopolitan International Holdings, Ltd.*	10,676
20,849	Credit Suisse Group AG	256,047
29,100	Daiwa Securities Group, Inc.	130,358
4,462	Dea Capital SpA	6,574
26,843	Deutsche Bank AG, Registered Shares	201,053
10,467	Deutsche Bank AG, Registered Shares	78,503
873	Deutsche Beteiligungs AG	33,005
2,050	Deutsche Boerse AG	320,413
1,252	Eastnine AB	14,529
5,622	EFG International AG	34,903
258,000	Emperor Capital Group, Ltd.	7,854
2,588	Euronext NV(a)	211,525
2,000	Fiera Capital Corp.	15,551
3,097	Flow Traders(a)	81,078
10,649	GAM Holding AG*	42,724
2,674	Georgia Capital plc*	33,528
969	Gimv NV	58,468
2,400	GMO Financial Holdings, Inc.	13,262
1,675	Guardian Capital Group, Ltd., Class A	30,713
142,000	Guotai Junan International Hol	24,228
135,243	Haitong International Securities	38,552
5,422	Hargreaves Lansdown plc	138,523
8,576	Hong Kong Exchanges & Clearing, Ltd.	253,145
4,000	Ichiyoshi Securities Co., Ltd.	25,265
11,954	IG Group Holdings plc	88,510
632	IGM Financial, Inc.	17,948
3,744	Intermediate Capital Group plc	66,930
22,533	Investec plc	115,948
15,236	IOOF Holdings, Ltd.	65,760
29,231	IP Group plc*	22,864
1,700	IwaiCosmo Holdings, Inc.	17,623
1,400	Jafco Co., Ltd.	53,202
7,200	Japan Exchange Group, Inc.	113,944
4,092	Julius Baer Group, Ltd.	181,566
25,444	Jupiter Fund Management plc	111,284
138,000	Kingston Financial Group, Ltd.	19,982
800	Kyokuto Securities Co., Ltd.	6,406
3,928	London Stock Exchange Group plc	352,687
3,452	Macquarie Group, Ltd.	305,806
3,866	Magellan Financial Group, Ltd.	134,364
63,034	Man Group PLC/Jersey	135,481
2,300	Marusan Securities Co., Ltd.^	10,605

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
1,180,000	Mason Group Holdings, Ltd.	$16,719
2,000	Matsui Securities Co., Ltd.^	16,870
3,000	Mercuria Investment Co., Ltd.	20,025
2,900	Mito Securities Co., Ltd.	6,418
3,035	MLP SE	15,714
7,700	Monex Group, Inc.^	22,288
17,635	Natixis	73,228
4,265	Navigator Global Investments, Ltd.	9,624
31,200	Nomura Holdings, Inc.	131,955
9,500	Okasan Securities Group, Inc.	33,885
2,586	Pacific Current Group, Ltd.	12,400
276	Partners Group Holding AG	211,771
12,312	Pendal Group, Ltd.	61,635
2,749	Perpetual, Ltd.	69,727
11,593	Platinum Asset Management, Ltd.	33,218
2,595	Polar Capital Holdings plc	17,398
3,710	Premier Asset Management Group plc	8,551
92,552	Quilter plc(a)	155,098
1,547	Rathbone Brothers plc	42,262
9,785	Ratos AB, Class B	24,883
1,124	Rothschild & Co.	32,218
5,700	SBI Holdings, Inc.	122,725
3,080	Schroders plc	116,423
1,324	Schroders plc	39,460
11,400	Singapore Exchange, Ltd.	69,980
4,300	Sprott, Inc.	10,128
14,023	St. James Place plc	168,790
700	Strike Co., Ltd.	18,851
900	Swissquote Group Holding SA	37,425
2,584	Tamburi Investment Partners SP	17,494
1,131	TMX Group, Ltd.	97,621
8,500	Tokai Tokyo Financial Holdings, Inc.	23,614
4,000	Toyo Securities Co., Ltd.	6,847
25,317	Tullett Prebon plc	105,896
29,721	UBS Group AG	337,958
1,161	Vontobel Holding AG	62,918
245	Vp Bank AG, Registered Shares	38,473
77	VZ Holding AG	23,001

		7,616,557

Chemicals (4.0%):
900	Achilles Corp.	14,109
3,300	Adeka Corp.	41,200
4,235	Air Liquide SA	603,332
6,000	Air Water, Inc.	107,908
1,618	Akzo Nobel NV	144,324
700	Arakawa Chemical Industries, Ltd.	9,569
4,466	Arkema SA	416,861
19,200	Asahi Kasei Corp.	190,402
1,100	ASAHI YUKIZAI Corp.	13,244
4,732	BASF SE	330,975
5,840	Borregaard ASA	62,286
2,300	Carlit Holdings Co., Ltd.	12,186
26,200	China Sunsine Chemical Holdings, Ltd.	20,505
600	Christian Hansen Holding A/S	50,951
2,100	Chugoku Marine Paints, Ltd.	17,250
1,600	CI Takiron Corp.	9,320
5,622	Clariant AG	109,521
3,362	Corbion NV	97,595
3,597	Covestro AG(a)	177,961
2,733	Croda International plc	163,366
1,000	Dai Nippon Toryo Co., Ltd.	9,847
9,800	Daicel Chemical Industries, Ltd.	83,391
2,600	Daiichi Kigenso Kagaku-Kogyo Co., Ltd.	19,219

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
900	Dainichiseika Color & Chemical	$26,574
5,100	Dainippon Ink & Chemicals, Inc.	142,571
5,600	Denka Co., Ltd.	155,047
800	DKS Co., Ltd.	21,149
18,377	Elementis plc	33,411
132	EMS-Chemie Holding AG	82,286
8,516	Ercros SA	19,118
9,485	Essentra plc	49,621
60,321	Evolva Holding SA*	9,927
4,002	Evonik Industries AG	98,781
2,601	Fuchs Petrolub AG	97,599
679	FUCHS Petrolub SE	24,660
1,100	Fujimori Kogyo Co., Ltd.	32,726
1,400	Fuso Chemical Co., Ltd.	31,301
100	Givaudan SA, Registered Shares	279,172
29	Gurit Holding AG	38,835
835	H&R GMBH & Co. KGAA*	5,540
1,900	Harima Chemicals Group, Inc.	21,512
4,570	Hexpol AB	35,107
1,200	Hitachi Chemical Co., Ltd.	39,257
700	Hodogaya Chemical Co., Ltd.	21,773
43,710	Incitec Pivot, Ltd.	100,137
1,500	Ishihara Sangyo Kaisha, Ltd.	13,658
10,087	Israel Chemicals, Ltd.	50,285
1,700	JCU Corp.	34,495
2,449	Johnson Matthey plc	92,116
700	Jsp Corp.	11,609
5,800	JSR Corp.	93,417
10,503	K+S AG, Registered Shares	145,498
2,000	Kaneka Corp.	62,747
1,100	Kansai Paint Co., Ltd.	25,714
5,000	Kanto Denka Kogyo Co., Ltd.	37,777
7,358	Kemira OYJ	108,220
800	Kh Neochem Co., Ltd.	17,530
1,500	Koatsu Gas Kogyo Co., Ltd.	11,220
3,217	Koninklijke DSM NV	386,922
1,000	Konishi Co., Ltd.	13,717
3,200	Kumiai Chemical Industry Co., Ltd.	27,632
7,800	Kuraray Co., Ltd.	96,498
800	Kureha Corp.	47,885
4,531	Lanxess AG	276,557
671	Lenzing AG	64,665
1,300	Lintec Corp.	25,907
2,350	Methanex Corp.	83,355
46,900	Mitsubishi Chemical Holdings Corp.	336,178
4,800	Mitsubishi Gas Chemical Co., Inc.	64,525
8,000	Mitsui Chemicals, Inc.	180,338
800	Nihon Kagaku Sangyo Co., Ltd.	7,513
2,300	Nihon Nohyaku Co., Ltd.	10,469
3,600	Nihon Parkerizing Co., Ltd.	39,372
600	Nippon Chemical Industrial Co., Ltd.	13,093
1,400	Nippon Fine Chemical Co., Ltd.	15,686
3,300	Nippon Kayaku Co., Ltd.	39,576
600	Nippon Paint Holdings Co., Ltd.	31,304
1,400	Nippon Pillar Packing Co., Ltd.	15,702
700	Nippon Shokubai Co., Ltd.	39,808
800	Nippon Soda Co., Ltd.	19,468
2,400	Nissan Chemical Industries, Ltd.	100,348
4,600	Nitto Denko Corp.	222,981
1,800	NOF Corp.	59,670
3,539	Novozymes A/S, Class B	148,811
6,786	Nufarm, Ltd.	25,880
4,481	Nutrien, Ltd.	223,512
3,683	OCI NV*	86,905
500	Okamoto Industries, Inc.	18,475
600	Okura Industrial Co., Ltd.	9,080

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
8,136	Orica, Ltd.	$123,908
1,000	Osaka Organic Chemical Industry, Ltd.	9,968
964	Plastivaloire	6,462
1,600	Rasa Industries, Ltd.	18,733
2,613	Recticel SA	22,192
2,800	Riken Technos Corp.	11,903
500	Sakai Chemical Industry Co., Ltd.	11,755
2,400	Sakata Inx Corp.	25,002
700	Sanyo Chemical Industries, Ltd.	30,296
900	Sekisui Plastics Co., Ltd.	6,279
1,100	Shikoku Chemicals Corp.	11,608
2,100	Shin-Etsu Chemical Co., Ltd.	226,300
1,800	Shin-Etsu Polymer Co., Ltd.	12,592
3,900	Showa Denko K.K.	102,806
1,873	Sika AG	274,217
1,754	SOL SpA	20,391
2,000	Solvay SA	207,351
400	Stella Chemifa Corp.	9,789
1,500	Sumitomo Bakelite Co., Ltd.	59,076
38,000	Sumitomo Chemical Co., Ltd.	171,729
300	Sumitomo Seika Chemicals Co. Ltd.	8,906
2,206	Symrise AG	214,368
18,622	Synthomer plc	74,319
2,000	T Hasegawa Co., Ltd.	37,119
1,200	T&K Toka Co., Ltd.	10,376
900	Taiyo Holdings Co., Ltd.	30,459
3,000	Taiyo Nippon Sanso Corp.	60,919
600	Takasago International Corp.	14,593
600	Tayca Corp.	10,934
9,600	Teijin, Ltd.	185,339
500	Tenma Corp.	9,105
1,223	Tessenderlo Chemie NV*	38,678
2,007	Tikkurila OYJ	29,615
4,900	Toagosei Co., Ltd.	55,559
5,400	Tokai Carbon Co., Ltd.	54,370
4,100	Tokuyama Corp.	94,776
600	Tokyo Ohka Kogyo Co., Ltd.	22,458
12,900	Toray Industries, Inc.	96,325
13,500	Tosoh Corp.	179,737
1,200	Toyo Ink SC Holdings Co., Ltd.	27,455
5,000	Toyobo Co., Ltd.	66,034
7,200	Ube Industries, Ltd.	146,274
3,116	Umicore SA	117,720
3,635	Victrex plc	96,472
329	Wacker Chemie AG	21,595
997	Yara International ASA	43,027
10,000	Zeon Corp.	122,682

		10,739,115

Commercial Services & Supplies (1.7%):
800	AEON Delight Co., Ltd.	25,050
17,026	Aggreko plc	173,831
25,551	Babcock International Group plc	175,450
1,800	Bell System24 Holdings, Inc.	27,648
13,069	Biffa plc(a)	37,998
1,465	Bilfinger SE	42,805
13,431	Bingo Industries, Ltd.	20,049
1,670	Black Diamond Group, Ltd.*	2,257
14,490	Brambles, Ltd.	111,608
3,225	Bravida Holding AB(a)	28,291
300	Central Security Patrols Co., Ltd.	15,333
432	Cewe Stiftung & Co. KGAA	36,298
49,900	CITIC Envirotech, Ltd.	11,563
76,899	Cleanaway Waste Management, Ltd.	101,400
10,948	Collection House, Ltd.	9,521

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
1,829	Coor Service Management Holding AB(a)	$15,830
3,600	CTS Co., Ltd.	23,947
3,300	Dai Nippon Printing Co., Ltd.	85,782
1,000	Daiseki Co., Ltd.	25,707
4,203	De La Rue plc	11,552
20,752	Downer EDI, Ltd.	109,375
1,100	Duskin Co., Ltd.	28,471
8,545	Edenred	410,283
1,700	EF-ON, Inc.	11,139
9,528	Elis SA	168,530
79,627	G4S plc	185,385
435	GL Events	10,876
18,123	HomeServe plc	264,347
10,900	Horizon North Logistics, Inc.	8,146
900	Inaba Seisakusho Co., Ltd.	11,936
3,639	Intrum Justitia AB	91,469
5,989	ISS A/S	148,226
1,800	Itoki Corp.	7,446
42,602	IWG plc	214,067
400	Japan Elevator Service Holdings Co., Ltd.	10,364
3,300	Kokuyo Co., Ltd.	46,270
400	Kyodo Printing Co., Ltd.	10,060
2,302	Lassila & Tikanoja OYJ	34,017
4,748	Loomis AB	166,897
700	Matsuda Sangyo Co., Ltd.	9,232
5,449	Mears Group plc	17,269
22,737	Mitie Group plc	40,912
1,400	NAC Co., Ltd.	12,540
15,900	Nippon Parking Development Co., Ltd.	25,082
1,600	Okamura Corp.	15,664
1,100	Oyo Corp.	10,964
2,700	Park24 Co., Ltd.	62,673
2,696	PayPoint plc	30,238
1,400	Pilot Corp.	52,191
2,400	Prestige International, Inc.	19,167
13,654	Prosegur Compania de Seguridad SA	53,222
2,400	Relia, Inc.	29,911
58,477	Rentokil Initial plc	336,207
3,299	RPS Group plc	5,977
900	Sato Holdings Corp.	24,427
700	SECOM Co., Ltd.	64,088
6,430	Securitas AB, Class B	98,593
11,583	Shanks Group plc	4,300
3,267	Smartgroup Corp., Ltd.	26,946
1,201	Societe BIC SA	80,655
700	Sohgo Security Services Co., Ltd.	36,828
5,537	Spie SA	110,912
2,300	Takeei Corp.	22,685
2,256	Tomra Systems ASA	60,327
2,600	Toppan Forms Co., Ltd.	24,605
4,780	Toppan Printing Co., Ltd.	85,103
4,470	Transcontinental, Inc.	52,235
290	Waste Connections, Inc.	26,644
980	Waste Connections, Inc.	90,160

		4,448,981

Communications Equipment (0.2%):
2,792	Adva Optical Networking Se*	19,404
700	Aiphone Co., Ltd.	10,321
1,000	Audiocodes, Ltd.	18,910
700	Denki Kogyo Co., Ltd.	19,928
991	Evs Broadcast Equipment SA	24,309
500	Icom, Inc.	10,270

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Communications Equipment, continued
18,706	Nokia OYJ	$94,784
10,200	Quarterhill, Inc.	13,321
2,600	Sierra Wireless, Inc.*	27,772
26,263	Spirent Communications plc	64,159
7,955	Telefonaktiebolaget LM Ericsson, Class B	63,600
9,300	VTech Holdings, Ltd.	81,355

		448,133

Construction & Engineering (2.0%):
4,227	ACS Actividades de Construccion y Servicios SA	169,079
3,143	Adapteo OYJ*	35,953
3,353	Aecon Group, Inc.	46,168
783	AF Gruppen ASA	15,583
3,103	Arcadis NV	57,944
300	Asanuma Corp.	10,689
2,110	Badger Daylighting, Ltd.	64,811
19,504	Balfour Beatty plc	53,226
375	Bauer AG	5,882
16,800	Boustead Singapore, Ltd.	9,423
7,647	Bouygues SA	306,556
209	Burkhalter Holding AG	15,080
14,759	Cardno, Ltd.*	11,157
1,700	Chudenko Corp.	36,958
589	CIE d’Entreprises CFE SA	54,274
2,026	Cimic Group, Ltd.	43,092
621	ComSys Holdings Corp.	17,670
6,098	Costain Group plc	11,709
500	Dai-Dan Co., Ltd.	10,034
1,200	Daiho Corp.	31,867
800	Daiichi Kensetsu Corp.	12,835
4,435	Eiffage SA	460,030
2,783	Elecnor SA	29,722
44	Electra, Ltd./Israel	14,044
7,737	Eltel AB*(a)	16,678
37,002	Empresas ICA SAB de C.V.*	108
2,898	Ferrovial SA	83,723
1,664	FLSmidth & Co. A/S	72,592
1,845	Fomento de Construcciones y Contratas SA	21,152
440	Fudo Tetra Corp.	4,958
200	Fukuda Corp.	7,745
4,363	Galliford Try plc	35,896
6,000	Hazama Ando Corp.	44,658
1,713	Heijmans NV*	14,346
600	Hibiya Engineering, Ltd.	10,435
373	Hochtief AG	42,478
600	Ichiken Co., Ltd.	9,184
1,093	Implenia AG	41,083
5,200	JGC Corp.	68,577
21,039	John Laing Group plc(a)	94,896
7,500	Kajima Corp.	98,938
3,000	Kandenko Co., Ltd.	26,825
400	Kawada Technologies, Inc.	25,882
5,690	Keller Group plc	39,661
3,564	Kier Group plc	5,117
3,500	Kinden Corp.	52,174
21,651	Koninklijke BAM Groep NV	54,128
4,556	Koninklijke Boskalis Westminster NV	95,103
1,600	Kumagai Gumi Co., Ltd.	45,743
1,300	Kyowa Exeo Corp.	31,681
1,300	Kyudenko Corp.	43,563
7,400	Lian Beng Group, Ltd.	2,707
5,300	Maeda Corp.	46,452
3,000	Maeda Road Construction Co., Ltd.	65,539
9,546	Maire Tecnimont SpA^	24,005

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
3,300	Mirait Holdings Corp.^	$50,010
5,179	Monadelphous Group, Ltd.	55,147
1,922	Morgan Sindall Group plc	28,778
1,000	Nichireki Co., Ltd.	10,250
1,900	Nippo Corp.	35,347
1,600	Nippon Densetsu Kogyo Co., Ltd.	33,269
700	Nippon Koei Co., Ltd.	20,514
200	Nippon Road Co., Ltd. (The)	12,100
1,500	Nishimatsu Construction Co., Ltd.	28,061
27,352	NRW Holdings, Ltd.	43,108
11,600	Obayashi Corp.	116,124
4,863	Obrascon Huarte Lain SA*	5,610
1,100	Okumura Corp.	29,517
8,600	OSJB Holdings Corp.	19,676
12,582	Peab AB	111,780
18,100	Penta-Ocean Construction Co., Ltd.	100,234
1,318	Per Aarsleff Holding A/S	42,708
2,500	Raito Kogyo Co., Ltd.	32,973
21,104	Sacyr SA	54,020
12,041	Salini Impregilo SpA*	26,302
3,500	Sanki Engineering Co., Ltd.	41,463
1,700	Seikitokyu Kogyo Co., Ltd.	11,468
26,757	Service Stream, Ltd.	47,204
3,211	Shapir Engineering And Indus	16,052
11,913	Shikun & Binui, Ltd.	45,396
8,500	Shimizu Corp.	77,304
1,500	Shinnihon Corp.	10,550
5,521	Skanska AB, Class B	111,926
2,500	SNC-Lavalin Group, Inc.	35,216
881	Strabag Se	28,235
1,000	Sumitomo Densetsu Co., Ltd.	20,452
12,380	Sumitomo Mitsui Construction	65,298
2,479	Sweco AB-B Shs	70,445
700	Taihei Dengyo Kaisha, Ltd.	15,540
800	Taikisha, Ltd.	24,253
3,500	TAISEI Corp.	136,292
1,400	Takamatsu Construction Group C	32,201
400	Tekken Corp.	10,257
900	TOA Corp.	10,918
400	TOA Road Corp.	12,663
1,630	Tobishima Corp.	17,557
4,700	Toda Corp.	27,213
400	Toenec Corp.	12,792
1,000	Tokyo Energy & Systems, Inc.	8,178
5,100	Tokyu Construction Co., Ltd.	39,191
1,100	Totetsu Kogyo Co., Ltd.	32,725
4,300	Toyo Construction Co., Ltd.	18,593
2,100	Toyo Engineering Corp.*	12,109
3,109	Veidekke ASA	34,919
4,816	Vinci SA	519,035
1,400	Wakachiku Construction Co., Ltd.	19,435
1,700	Yahagi Construction Co., Ltd.	10,941
7,664	YIT OYJ^	44,095
1,200	Yokogawa Bridge Holdings Corp.	18,129
1,200	Yurtec Corp.	7,324

		5,250,710

Construction Materials (0.8%):
23,530	Adelaide Brighton, Ltd.	48,642
1,800	Asia Pile Holdings Corp.	8,626
34,094	Boral, Ltd.	111,862
3,157	Brickworks, Ltd.	37,650
1,408	Buzzi Unicem SpA	32,316
14,374	CRH plc, ADR	493,890
2,602	CRH plc	89,297
22,791	CSR, Ltd.	65,769
14,576	Fletcher Building, Ltd.	46,936

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction Materials, continued
1,160	H+H International A/S, Class B*	$17,384
2,909	HeidelbergCement AG	210,283
22,895	Ibstock plc(a)	66,525
1,676	Imerys SA	67,432
5,016	James Hardie Industries SE	84,221
400	Krosaki Harima Corp.	20,927
4,405	LafargeHolcim, Ltd., Registered Shares	217,148
13,487	Marshalls PLC	109,852
2,500	Nippon Concrete Industries Co., Ltd.	6,232
500	Shinagawa Refractories Co., Ltd.	12,256
123	STO SE & Co KGaA	12,858
1,500	Sumitomo Osaka Cement Co., Ltd.	64,619
7,200	Taiheiyo Cement Corp.	193,581
2,600	TYK Corp.	7,014
998	Vicat	43,303

		2,068,623

Consumer Finance (0.3%):
3,600	AEON Credit Service Co., Ltd.	54,478
15,300	Aiful Corp.*	35,623
96,000	Allied Properties HK, Ltd.	20,100
9,830	Arrow Global Group plc	26,222
6,358	Axactor SE*	12,060
982	Cembra Money Bank AG	102,282
3,615	Credit Corp. Group, Ltd.	73,773
3,900	Credit Saison Co., Ltd.	52,612
18,226	Eclipx Group, Ltd.	21,869
18,254	Flexigroup, Ltd.	31,437
1,185	Gruppo MutuiOnline SpA	21,318
2,616	H&T Group Plc	12,211
4,100	Hitachi Capital Corp.	83,714
5,740	Hoist Finance AB*(a)	32,624
17,800	Hong Leong Finance, Ltd.	33,352
14,415	International Personal Finance	19,641
4,300	J Trust Co., Ltd.	15,896
1,800	Jaccs Co., Ltd.	37,997
8,298	Money3 Corp., Ltd.	12,970
15,200	Orient Corp.	20,490
213,600	Oshidori International Holdings, Ltd.	24,278
4,742	Provident Financial plc	23,730
4,452	Resurs Holding AB(a)	26,412
38,000	Sun Hung Kai Properties, Ltd.	16,423

		811,512

Containers & Packaging (0.5%):
8,372	BillerudKorsnas AB^	90,747
4,231	Cascades, Inc.	36,986
1,780	CCL Industries, Inc.	71,806
28,862	DS Smith plc	127,962
800	FP Corp.	50,152
1,900	Fuji Seal International, Inc.	48,054
1,000	Hokkan Holdings, Ltd.	14,124
5,634	Huhtamaki OYJ	224,722
3,327	Intertape Polymer Group, Inc.	43,324
314	Mayr Melnhof Karton AG	37,799
59,022	Orora, Ltd.	115,343
6,607	Pact Group Holdings, Ltd.*	9,821
8,600	Rengo Co., Ltd.	62,256
8,689	Smurfit Kappa Group plc	258,433
500	Taisei Lamick Co., Ltd.	13,170
600	Tomoku Co., Ltd.	8,588
3,400	Toyo Seikan Kaisha, Ltd.	53,097
15	Vetropack Holding AG	39,730
845	Vidrala SA	70,799
300	Winpak, Ltd.	9,940

		1,386,853

Shares		Fair Value
Common Stocks, continued
Distributors (0.2%):
14,950	Bapcor, Ltd.	$74,291
1,900	Canon Marketing Japan, Inc.	40,541
500	Chori Co., Ltd.	7,919
5,572	Connect Group plc*	2,639
1,438	D’ieteren SA/NV	77,995
1,000	Doshisha Co., Ltd.	15,842
1,600	Happinet Corp.	18,840
4,313	Headlam Group plc	24,045
29,210	Inchcape plc	226,750
1,000	Jardine Cycle & Carriage, Ltd.	21,774
7,157	John Menzies plc	35,534
400	Paltac Corp.	19,656
9,571	Ruralco Holdings, Ltd.	28,417
3,025	Uni-Select, Inc.	25,210

		619,453

Diversified Consumer Services (0.1%):
23,128	AA plc	17,062
1,811	Academedia AB*(a)	8,395
1,100	Benesse Holdings, Inc.	28,674
32,000	China New Higher Education Group Limited(a)	12,634
10,000	Cross-Harbour Holdings, Ltd. (The)	14,763
4,259	Dignity plc	26,701
23,577	G8 Education, Ltd.^	41,308
1,700	IBJ, Inc.	18,109
5,459	IDP Education, Ltd.	57,698
6,281	InvoCare, Ltd.	58,891
1,800	Japan Best Rescue System Co., Ltd.	17,569
300	PIA Corp.	13,010
2,600	Riso Kyoiku Co., Ltd.	10,589
700	Studio Alice Co., Ltd.	13,019
1,300	Take And Give Needs Co., Ltd.	14,198

		352,620

Diversified Financial Services (0.7%):
1,192	Ackermans & Van Haaren NV	181,164
376	Aker ASA	20,083
77,201	AMP, Ltd.	95,262
3,396	Banca Farmafactoring SpA(a)	17,701
1,140	Banca Ifis SpA	19,003
3,032	Banca Mediolanum SpA	22,789
1,900	Century Tokyo Leasing Corp.	88,488
6,216	Cerved Information Solutions S	54,222
13,442	Challenger, Ltd.	67,120
14,100	Ecn Capital Corp.	48,643
2,300	eGuarantee, Inc.	31,873
20,244	Element Fleet Management Corp.	161,989
3,300	Financial Products Group Co., Ltd.	33,138
158,669	First Pacific Co., Ltd.	60,702
1,200	Fuyo General Lease Co., Ltd.	72,357
1,236,000	G-Resources Group, Ltd.*	8,341
1,800	Ibj Leasing Co., Ltd.	48,922
6,016	IMF Bentham, Ltd.*	15,185
800	Japan Investment Adviser Co., Ltd.	13,721
4,600	Japan Securities Finance Co., Ltd.	21,524
23,000	Mitsubishi UFJ Lease & Finance Co., Ltd.	133,529
900	NEC Capital Solutions, Ltd.	18,086
16,085	Ofx Group, Ltd.	17,312
597	Onex Corp.	37,013
24,800	ORIX Corp.	371,197
4,352	Pioneer Credit, Ltd.	7,224
1,100	Ricoh Leasing Co., Ltd.	35,675
14,676	Standard Life Aberdeen plc	51,561
2,800	Zenkoku Hosho Co., Ltd.	109,550

		1,863,374

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services (2.3%):
26,000	APT Satellite Holdings, Ltd.	$10,513
974	BCE, Inc.	47,152
644	BCE, Inc.	31,152
5,067	Belgacom SA	150,523
36,348	Bezeq Israeli Telecommunication Corp., Ltd. (The)*	24,032
105,351	BT Group plc	231,432
6,935	Cellnex Telecom SAU(a)	286,433
24,609	Chorus, Ltd.	77,879
155,000	CITIC Telecom International Holdings, Ltd.	56,417
67,539	Deutsche Telekom AG, Registered Shares	1,133,656
4,161	Elisa OYJ	214,484
4,460	Euskaltel SA(a)	39,627
40,490	France Telecom SA	635,458
34,000	HKBN, Ltd.	62,756
82,295	HKT Trust & HKT, Ltd.	130,847
1,538	Iliad SA	144,414
16,506	Inmarsat plc	118,660
2,100	Internet Initiative Japan, Inc.	47,885
61,309	Koninklijke KPN NV	191,246
2,835	Masmovil Ibercom SA*	57,634
3,000	Nippon Telegraph & Telephone Corp.	143,507
275,553	PCCW, Ltd.	154,777
9,797	QSC AG	13,338
48,100	Singapore Telecommunications, Ltd.	108,038
13,084	Speedcast International, Ltd.	10,825
2,262	Sunrise Communications Group(a)	176,274
7,007	Superloop, Ltd.*	4,735
1,687	Superloop, Ltd.*	1,140
580	Swisscom AG, Registered Shares^	286,137
29,050	Talktalk Telecom Group plc	37,413
34,736	Telecom Corp. of New Zealand, Ltd.	95,959
297,554	Telecom Italia SpA*	169,928
19,343	Telefonica Deutschland Holding AG	53,919
47,197	Telefonica SA	360,344
4,768	Telekom Austria AG	34,644
5,872	Telenor ASA	117,862
28,747	Telia Co AB	128,801
41,906	Telstra Corp., Ltd.	99,390
14,183	TPG Telecom, Ltd.	66,528
6,450	United Internet AG, Registered Shares	230,034
1,800	Vision, Inc.*	26,032
28,323	Vocus Communications, Ltd.*	66,913

		6,078,738

Electric Utilities (1.5%):
2,033	Acciona SA	215,086
53,654	AusNet Services	65,667
768	BKW AG	57,029
3,200	Chubu Electric Power Co., Inc.	46,355
2,800	Chugoku Electric Power Co., Inc. (The)^	35,967
7,000	CK Infrastructure Holdings, Ltd.	46,952
8,064	CLP Holdings, Ltd.	84,438
5,549	Contact Energy, Ltd.	29,610
18,599	Electricite de France	208,115
633	Elia System Operator SA/NV	51,742
4,746	Endesa SA	124,844
76,385	Enel SpA	570,661
3,198	EVN AG	56,243
2,853	Fortis, Inc.	120,767
8,437	Fortum OYJ	199,561
18,530	Genesis Energy, Ltd.	39,676
30,000	HK Electric Investments, Ltd.	28,596

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
7,700	Hokkaido Electric Power Co., Inc.	$40,559
3,500	Hokuriku Electric Power Co.*	23,524
9,500	Hongkong Electric Holdings, Ltd.	63,854
3,000	Hydro One, Ltd.^(a)	55,462
72,781	Iberdrola SA	756,252
27,751	Infratil, Ltd.	85,375
3,500	Kansai Electric Power Co., Inc. (The)	39,149
3,800	Kyushu Electric Power Co., Inc.	35,874
9,445	Mighty River Power, Ltd.	29,546
1,925	Okinawa Electric Power Co., Inc.	30,289
673	Orsted A/S(a)	62,519
4,360	Red Electrica Corporacion SA	88,500
11	Romande Energie Holding SA, Registered Shares	13,675
19,792	Scottish & Southern Energy plc	303,179
3,300	Shikoku Electric Power Co., Inc.	31,220
43,538	Spark Infrastructure Group	63,481
13,794	Terna SpA	88,577
3,900	Tohoku Electric Power Co., Inc.	38,167
13,100	Tokyo Electric Power Co., Inc. (The)*	64,145
284	Verbund AG, Class A	15,533

		3,910,189

Electrical Equipment (1.2%):
15,715	ABB, Ltd.	308,740
600	Chiyoda Integre Co., Ltd.	11,930
1,200	Daihen Corp.	36,294
1,300	Denyo Co., Ltd.	21,256
2,400	Fuji Electric Holdings Co., Ltd.	74,063
6,900	Fujikura, Ltd.	26,679
4,000	Furukawa Electric Co., Ltd. (The)	97,156
1,200	Futaba Corp.	14,771
38	Gavazzi Carlo Holding AG	9,448
4,600	GS Yuasa Corp.	80,058
400	Hirakawa Hewtech Corp.	3,949
815	Huber & Suhner AG	52,476
29,500	Johnson Electric Holdings, Ltd.	53,045
254	Kendrion NV	5,097
3,563	Legrand SA	254,459
400	Mabuchi Motor Co., Ltd.	15,021
91,010	Melrose Industries plc	225,415
996	Mersen	31,035
14,300	Mitsubishi Electric Corp.	191,082
1,976	Nexans SA	72,895
1,200	Nidec Corp.	162,633
500	Nippon Carbon Co., Ltd.	17,800
2,700	Nissin Electric Co., Ltd.	32,973
2,100	Nitto Kogyo Corp.	40,088
821	NKT Holding A/S*	15,945
4,617	Nordex Se*^	50,299
3,659	OSRAM Licht AG	160,879
17	Phoenix Mecano AG	6,649
6,311	PNE Wind AG	25,655
574	Prysmian SpA	12,335
400	Sanyo Denki Co., Ltd.	17,640
4,680	Schneider Electric SA	410,382
200	SEC Carbon, Ltd.	15,225
2,150	SGL Carbon SE*	10,207
1,735	Siemens Gamesa Renewable Energy	23,571
4,485	Signify NV(a)	123,284
1,000	Sinfonia Technology Co., Ltd.	11,169
190	Somfy SA	17,185
2,200	SwCC Showa Holdings Co., Ltd.	17,776
900	Takaoka Toko Co., Ltd.	9,456
4,000	Tatsuta Electric Wire And Cable Co., Ltd.	17,201

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
2,597	TKH Group NV	$129,533
600	Toyo Tanso Co., Ltd.	12,975
4,400	Ushio, Inc.	62,509
1,799	Vestas Wind Systems A/S	139,785
920	XP Power, Ltd.	27,252

		3,155,275

Electronic Equipment, Instruments & Components (2.0%):
1,300	Ai Holdings Corp.	22,353
4,460	ALPS Electric Co., Ltd.	83,790
506	ALSO Holding AG, Registered Shares	72,349
1,300	Amano Corp.	39,825
3,800	Arisawa Manufacturing Co., Ltd.	35,920
3,172	Austria Technologie & Systemte	54,531
1,800	Azbil Corp.	48,352
333	Barco NV	65,740
225	Basler AG	10,189
900	Canon Electronics, Inc.	15,327
5,004	Celestica, Inc.*	35,886
157	Cicor Technologies, Ltd.	7,757
13,600	Citizen Holdings Co., Ltd.	66,793
3,400	CMK Corp.	18,392
1,300	Conexio Corp.	16,419
46,000	Cowell e Holdings, Inc.	7,292
400	Dai-ichi Seiko Co., Ltd.	9,728
1,000	Daiwabo Holdings Co., Ltd.	41,781
545	Datalogic SpA	7,826
3,500	Dexerials Corp.	26,079
21,950	Electrocomponents plc	173,878
1,100	Elematec Corp.	10,167
800	Enplas Corp.	26,049
1,300	Espec Corp.	22,758
700	Evertz Technologies, Ltd.	8,788
148,000	FIH Mobile, Ltd.*	18,266
7,452	Fingerprint Cards AB*^	15,122
2,100	Furuno Electric Co., Ltd.	18,410
561	Gooch & Housego plc	8,189
400	Hagiwara Electric Co., Ltd.	9,970
500	Hakuto Co., Ltd.	5,446
12,033	Halma plc	291,480
400	Hamamatsu Photonics KK	14,965
1,034	Hexagon AB, Class B	49,977
200	Hirose Electric Co., Ltd.	24,677
600	Hitachi High-Technologies Corp.	34,673
13,700	Hitachi, Ltd.	513,125
1,200	Hochiki Corp.	16,489
1,600	Horiba, Ltd.	93,314
2,600	Hosiden Corp.	26,820
4,500	IBIDEN Co., Ltd.	90,628
91	Inficon Holding AG	59,026
2,871	Ingenico Group	280,251
1,000	Iriso Electronics Co., Ltd.	48,287
4,000	Japan Aviation Electronics Industry, Ltd.	57,173
1,100	Japan Cash Machine Co., Ltd.	9,383
21,200	Japan Display, Inc.*	11,903
1,679	Jenoptik AG	41,615
1,000	Kaga Electronics Co., Ltd.	17,996
500	Keyence Corp.	311,562
1,200	Koa Corp.	14,884
2,388	Kudelski SA	14,835
2,000	Kyocera Corp.	124,925
3,500	Kyosan Electric Manufacturing Co., Ltd.	11,985
1,835	Lagercrantz Group AB, Class B	23,426

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
26	Lem Holding SA, Registered Shares	$31,009
2,200	Macnica Fuji Electronics Holdings	28,499
700	Maruwa Co., Ltd./Aichi	45,280
2,000	Meiko Electronics Co., Ltd.	27,914
2,366	Micronic Mydata AB	29,330
160	Midwich Group plc	1,017
4,600	Murata Manufacturing Co., Ltd.	222,730
1,500	Nagano Keiki Co., Ltd.	9,488
267	Nederland Apparatenfabriek	13,212
2,800	Nichicon Corp.	25,706
600	Nippon Chemi-Con Corp.	8,923
2,900	Nippon Electric Glass Co., Ltd.	64,984
3,400	Nippon Signal Co., Ltd.	38,108
1,800	Nissha Printing	17,930
600	Nohmi Bosai, Ltd.	11,531
3,600	OKI Electric Industry Co., Ltd.	49,029
2,600	Omron Corp.	143,500
1,200	Optex Group Co., Ltd.	17,968
13,505	Opus Group AB	7,467
3,000	Osaki Electric Co., Ltd.	18,392
3,519	Oxford Instruments plc	55,290
8,300	Pricer AB	10,614
1,484	Renishaw plc	66,818
1,400	Ryoden Corp.	19,618
1,100	Ryosan Co., Ltd.	28,092
600	Ryoyo Electro Corp.	10,309
900	Sanshin Electronics Co., Ltd.	12,594
700	Shibaura Electronics Co., Ltd.	17,524
900	Shimadzu Corp.	22,878
1,200	Shinko Shoji Co., Ltd.	10,358
2,000	Siix Corp.	27,430
2,172	Spectris plc	65,324
6,120	Strix Group plc	12,789
2,000	Sumida Corp.	18,525
700	Tachibana Eletech Co., Ltd.	10,675
8,000	Taiyo Yuden Co., Ltd.^	197,148
2,500	Tamura Corp.	13,480
3,700	TDK Corp.	334,499
1,800	Terilogy Co., Ltd.*	11,398
5,000	Topcon Corp.	66,902
1,300	Toyo Corp.	12,962
7,103	TT Electronics plc	21,837
1,100	UKC Holdings Corp.	17,971
400	V Technology Co., Ltd.	19,645
312	Vaisala OYJ, Class A	8,619
7,400	Venture Corp., Ltd.	82,040
74,000	Vstecs Holdings, Ltd.	38,364
3,200	Yaskawa Electric Corp.	118,881
2,200	Yokogawa Electric Corp.	40,281
1,100	Yokowo Co., Ltd.	30,246

		5,401,899

Energy Equipment & Services (0.5%):
5,393	Aker Solutions ASA*	14,612
7,314	Aker Solutions ASA*	8,692
1,137	Bonheur ASA	25,025
2,991	BW Offshore, Ltd.*	20,759
5,101	Calfrac Well Services, Ltd.*^	6,046
5,874	Ces Energy Solutions Corp.	9,090
29,491	CGG SA*	66,280
4,726	Computer Modelling Group, Ltd.	21,798
6,058	Enerflex, Ltd.	53,140
8,606	Ensign Energy Services, Inc.	19,879
106,730	Ezion Holdings, Ltd.*	2,495
4,488	Fugro NV*	30,079
6,704	Hunting plc	37,670

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
22,482	John Wood Group plc	$104,713
12,946	Kvaerner ASA	16,607
8,257	Lamprell plc*	4,734
4,500	Mullen Group, Ltd.	29,656
2,400	North American Construction Group, Ltd.	27,665
3,324	Ocean Yield ASA	18,729
7,269	Odfjell Drilling, Ltd.*	22,698
2,900	Pason Systems, Inc.	35,355
6,196	Petrofac, Ltd.	30,396
18,993	Petroleum Geo-Services ASA*	25,745
16,362	Precision Drilling Corp.*	18,774
398	Prosafe SE*	419
15,278	Saipem SpA*	69,239
9,738	SBM Offshore NV	162,056
174	Schoeller-Blackman Oilfield Equipment AG	10,332
8,377	Secure Energy Services, Inc.	35,413
3,900	ShawCor, Ltd.	44,926
2,400	Shinko Plantech Co., Ltd.	24,493
5,204	Subsea 7 SA	53,586
1,938	Tenaris SA	20,559
5,241	TGS NOPEC Geophysical Co. ASA	133,520
250	The Drilling Co of 1972 A/S*	14,043
900	Total Energy Services, Inc.	4,654
400	Toyo Kanetsu KK	7,165
13,311	Trican Well Service, Inc.*	10,149
10,731	Vallourec SA*	28,453
10,270	WorleyParsons, Ltd.	90,827

		1,360,471

Entertainment (0.6%):
1,400	Ateam, Inc.	14,694
2,500	Avex Group Holdings, Inc.	29,371
3,818	Borussia Dortmund GMBH & Co. KGaA	38,426
2,600	Capcom Co., Ltd.	68,819
4,665	Cineplex, Inc.	85,433
50,738	Cineworld Group plc	142,183
2,000	Colopl, Inc.	33,015
2,160	CTS Eventim AG & Co. KGaA	121,751
1,600	Daiichikosho Co., Ltd.	73,940
3,000	DeNA Co., Ltd.	52,946
4,400	DHX Media, Ltd.*^	6,344
21,093	Entertainment One, Ltd.	146,752
5,249	Event Hospitality And Entertainment, Ltd.	47,788
1,590	Gungho Online Enetertainment, Inc.	36,053
38,000	IGG, Inc.	23,548
594	Kinepolis Group NV	36,484
1,100	Konami Corp.	53,299
1,700	Marvelous, Inc.	13,154
2,100	Nexon Co., Ltd.*	25,490
200	Nintendo Co., Ltd.	74,472
700	Square Enix Holdings Co., Ltd.	34,020
13,788	Technicolor SA*	11,933
400	Toei Animation Co., Ltd.	18,158
200	Toei Co., Ltd.	28,408
1,000	Toho Co., Ltd.	43,943
2,851	UbiSoft Entertainment SA*	206,166
8,284	Village Roadshow, Ltd.	15,960
4,571	Vivendi Universal SA	125,513

		1,608,063

Food & Staples Retailing (2.0%):
5,600	AEON Co., Ltd.	103,018
500	Ain Holdings, Inc.	29,132
800	Albis Co., Ltd.	17,318

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
3,200	Alcanna, Inc.*	$12,561
5,772	Alimentation Couche-Tard, Inc.	176,904
1,309	Amsterdam Commodities NV	28,335
2,400	Arcs Co., Ltd.	50,475
1,537	Axfood AB	32,666
1,200	Axial Retailing, Inc.	43,816
600	Belc Co., Ltd.	29,423
12,484	Carrefour SA	218,455
2,135	Casino Guichard-Perrachon SA^	101,858
1,100	Cawachi, Ltd.	21,284
400	Cocokara Fine, Inc.	21,544
14,148	Coles Group, Ltd.	147,207
2,636	Colruyt SA	144,419
400	Cosmos Pharmaceutical Corp.	78,300
1,300	Create SD Holdings Co., Ltd.	30,449
500	Daikokutenbussan Co., Ltd.	15,832
3,700	Dairy Farm International Holdings, Ltd.	23,324
800	Eco’s Co., Ltd.	12,468
3,691	Empire Co., Ltd., Class A	99,944
1,600	Heiwado Co., Ltd.	30,141
1,831	ICA Gruppen AB	84,632
200	Itochu-Shokuhin Co., Ltd.	8,152
34,091	J Sainsbury plc	92,112
600	Japan Meat Co., Ltd.	12,542
580	Kesko OYJ, Class A	33,498
761	Kesko OYJ, Class B	48,065
600	Kobe Bussan Co., Ltd.	29,085
35,101	Koninklijke Ahold Delhaize NV	877,946
400	Kusuri NO Aoki Holdings Co., Ltd.	27,253
400	LAWSON, Inc.	20,492
800	Life Corp.	15,992
1,111	Loblaw Cos., Ltd.	63,287
1,430	Marr SpA	31,319
54,594	Metcash, Ltd.	110,243
10,912	METRO AG	172,151
1,817	Metro, Inc.	80,007
600	Ministop Co., Ltd.	7,725
900	Mitsubishi Shokuhin Co., Ltd.	22,616
600	Nihon Chouzai Co., Ltd.	20,662
1,801	North West Co., Inc.	38,475
2,000	Okuwa Co., Ltd.	22,545
31,200	Olam International, Ltd.	40,648
1,200	Qol Holdings Co., Ltd.	16,047
1,094	Rallye SA	8,974
337	Rami Levy Chain Stores Hashikm	19,086
1,000	Retail Partners Co., Ltd.	8,044
600	San-A Co., Ltd.	26,548
8,900	Seven & I Holdings Co., Ltd.	341,584
28,900	Sheng Siong Group, Ltd.	23,218
6,398	Shufersal, Ltd.	46,663
1,454	Sligro Food Group NV	41,101
600	Sogo Medical Holdings Co., Ltd.	9,853
48,531	Sonae SGPS SA	45,243
500	Sugi Holdings Co., Ltd.	27,136
1,300	Sundrug Co., Ltd.	40,903
73,670	Tesco plc	218,418
400	Tsuruha Holdings, Inc.	43,742
3,100	United Supermarkets Holdings	27,694
2,200	Valor Co., Ltd.	37,215
700	Watahan & Co., Ltd.	12,795
1,000	Welcia Holdings Co., Ltd.	50,520
11,809	Wesfarmers, Ltd.	317,634
1,793	Weston (George), Ltd.	150,863
68,290	William Morrison Supermarkets plc	168,146
9,081	Woolworths, Ltd.	228,740

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
800	YAKUODO Holdings Co., Ltd.*	$20,024
700	Yamatane Corp.	8,795
700	Yaoko Co., Ltd.	31,343
2,800	Yokohama Reito Co., Ltd.	26,935

		5,325,584

Food Products (2.8%):
3,191	A2 Milk Co., Ltd.*	26,501
3,258	AAK AB	63,232
364	Agrana Beteiligungs AG	6,725
2,600	Ajinomoto Co., Inc.	49,199
44,180	Aryzta AG*	33,640
4,696	Associated British Foods plc	132,925
772	Atria OYJ	6,344
4,083	Austevoll Seafood ASA	38,721
23,247	Australian Agricultural Co., Ltd.*	16,320
546	Bakkafrost P/F	32,239
33	Barry Callebaut AG, Registered Shares	68,183
6,130	Bega Cheese, Ltd.	18,822
125	Bell AG	34,014
854	Bonduelle S.C.A.	21,781
1,100	Calbee, Inc.	34,304
1	Chocoladefabriken Lindt & Spruengli AG, Registered Shares	82,782
800	Chubu Shiryo Co., Ltd.	8,706
12,278	Cloetta AB	35,256
10,412	Costa Group Holdings, Ltd.	26,391
2,420	Cranswick plc	87,766
6,062	Danone SA	533,843
16,123	Devro plc	37,607
500	Dydo Drinco, Inc.	20,449
2,372	Ebro Foods SA	47,404
10,195	Elders, Ltd.	43,522
80	Emmi AG	65,377
16,300	First Resources, Ltd.	18,857
1,616	Forfarmers NV	10,195
9,500	Fraser & Neave, Ltd.	11,970
3,716	Freedom Foods Group, Ltd.	13,175
1,000	Fuji Oil Co., Ltd.	28,965
700	Fujicco Co., Ltd.	12,627
3,401	Glanbia plc	42,293
260,400	Golden Agri-Resources, Ltd.	42,476
11,957	GrainCorp, Ltd.	64,206
17,127	Greencore Group plc	47,555
3,373	Grieg Seafood ASA	41,241
1,119	Hilton Food Group plc	13,691
1,600	Hokuto Corp.	29,359
700	House Foods Group, Inc.	26,259
15,498	Inghams Group, Ltd.	32,968
6,700	Itoham Yonekyu Holdings, Inc.	42,214
300	Iwatsuka Confectionery Co., Ltd.	10,853
47,400	Japfa, Ltd.	15,450
300	J-Oil Mills, Inc.	11,409
800	Kagome Co., Ltd.	20,212
400	Kameda Seika Co., Ltd.	17,641
700	Kenko Mayonnaise Co., Ltd.	15,765
1,567	Kerry Group plc, Class A	183,902
1,100	Kewpie Corp.	25,706
400	Kikkoman Corp.	19,206
900	Kotobuki Spirits Co., Ltd.	59,067
295	KWS Saat SE	19,386
500	Kyokuyo Co., Ltd.	12,856
147	Lassonde Industries, Inc.	20,133
3,154	Leroy Seafood Group ASA	19,164
5	Lotus Bakeries	14,057
2,049	Maple Leaf Foods, Inc.	45,970

Shares		Fair Value
Common Stocks, continued
Food Products, continued
3,528	Marine Harvest	$81,423
1,200	Marudai Food Co., Ltd.	25,339
2,600	Maruha Nichiro Corp.	65,698
2,400	Megmilk Snow Brand Co., Ltd.	57,982
41	Mehadrin, Ltd.*	1,632
1,100	Meiji Holdings Co., Ltd.	80,318
800	Mitsui Sugar Co., Ltd.	16,519
700	Morinaga & Co., Ltd.	34,012
3,000	Morinaga Milk Industry Co., Ltd.	114,394
300	Nakamuraya Co., Ltd.	12,463
25,220	Nestle SA, Registered Shares	2,736,403
4,900	Nichirei Corp.	111,643
800	Nippon Beet Sugar Manufacturing Co., Ltd.	13,992
2,800	Nippon Flour Mills Co., Ltd.	43,948
1,200	Nippon Meat Packers, Inc.	48,263
20,100	Nippon Suisan Kaisha, Ltd.	114,281
1,200	Nisshin Oillio Group, Ltd. (The)	37,787
900	Nisshin Seifun Group, Inc.	16,700
900	Nissin Sugar Co., Ltd.	16,086
993	Norway Royal Salmon ASA	21,391
326	Orior AG	27,876
2,710	Orkla ASA, Class A	24,682
1,700	Petra Foods, Ltd.	1,398
51,099	Premier Foods plc*	20,358
988	Premium Brands Holdings Corp.	69,459
2,000	Prima Meat Packers, Ltd.	39,916
33,700	PT Tiga Pilar Sejahtera Food Tbk*	75
7,054	Raisio Oyj, Class V	25,059
11,598	Ridley Corp., Ltd.	7,789
1,000	Rock Field Co., Ltd.	13,365
5,300	Rogers Sugar, Inc.	21,565
600	S Foods, Inc.	16,619
1,029	Salmar ASA	45,194
2,346	Sanford, Ltd.	9,987
2,323	Saputo, Inc.	71,407
127	Savencia SA	8,915
3,496	Scales Corp., Ltd.	10,823
3,767	Scandi Standard AB	26,380
786	Schouw & Co.	54,966
2,304	Select Harvests, Ltd.	11,970
1,200	Showa Sangyo Co., Ltd.	34,125
306	Sipef SA	14,367
300	Starzen Co., Ltd.	11,952
1,353	Strauss Group, Ltd.	42,403
4,771	Suedzucker AG	73,347
2,371	Synlait Milk, Ltd.*	13,524
11,335	Tassal Group, Ltd.	32,782
9,755	Tate & Lyle plc	88,313
700	Toyo Suisan Kaisha, Ltd.	28,056
58	United International Enterprises	10,798
475	Vilmorin & CIE SA	24,206
1,955	Viscofan SA	91,679
22,000	Vitasoy International Holdings, Ltd.	89,201
400	Warabeya Nichiyo Holdings Co., Ltd.	7,294
238,612	WH Group, Ltd.(a)	215,930
13,500	Wilmar International, Ltd.	36,527
200	Yakult Honsha Co., Ltd.	11,195
2,000	Yamazaki Baking Co., Ltd.	35,694

		7,580,351

Gas Utilities (0.4%):
5,937	AltaGas, Ltd.	87,170
12,578	APA Group	97,405
7,633	Gas Natural SDG SA	202,466
40,948	Hong Kong & China Gas Co., Ltd.	79,534
16,993	Italgas SpA	109,762

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Gas Utilities, continued
800	K&O Energy Group, Inc.	$10,647
2,400	Nippon Gas Co., Ltd.	67,672
2,100	Osaka Gas Co., Ltd.	40,319
1,382	Rubis SCA	80,261
1,300	Saibu Gas Co., Ltd.	28,620
3,700	Shizuoka Gas Co. Ltd.	31,560
10,212	Superior Plus Corp.	92,662
800	Toho Gas Co., Ltd.	30,701
2,200	Tokyo Gas Co., Ltd.	55,629
1,500	Valener, Inc.	29,429

		1,043,837

Health Care Equipment & Supplies (1.4%):
5,549	Alcon, Inc.*	323,933
2,602	Ambu A/S^	43,118
3,613	Ansell, Ltd.	66,928
11,514	Arjo AB, Class B	43,706
3,200	Asahi Intecc Co., Ltd.	84,692
1,637	BioMerieux	135,468
792	Cochlear, Ltd.	111,422
1,014	Coloplast A/S, Class B	122,264
251	Coltene Holding AG	20,483
1,992	Consort Medical plc	18,463
11,036	Convatec Group plc(a)	23,768
781	DiaSorin SpA	90,802
509	Draegerwerk AG & Co. KGaA	22,604
185	Eckert & Ziegler AG	31,414
2,223	Elekta AB, Class B	29,314
633	EssilorLuxottica SA	91,302
4,164	Fisher & Paykel Healthcare Corp., Ltd.	44,976
8,277	Getinge AB, Class B	116,034
7,376	GN Store Nord A/S	299,792
405	Guerbet	20,484
800	Hogy Medical Co., Ltd.	22,972
3,200	HOYA Corp.	261,274
1,300	Jeol, Ltd.	31,091
3,471	Koninklijke Philips Electronics NV	160,875
3,877	Koninklijke Philips Electronics NV, NY Shares, NYS	178,846
1,500	Mani, Inc.	39,456
500	Menicon Co., Ltd.	17,590
11	Microport Scientific Corp.	10
1,200	Nakanishi, Inc.	18,965
1,500	Nihon Kohden Corp.	44,086
2,300	Nikkiso Co., Ltd.	24,752
8,900	Nipro Corp.	100,189
14,000	Olympus Co., Ltd.	189,514
900	Paramount Bed Holdings Co., Ltd.	32,902
457	Revenio Group OYJ	9,661
1,192	Sartorius AG	217,450
1,077	Sectra AB*	35,632
900	Shofu, Inc.	12,313
6,142	Smith & Nephew plc	147,920
411	Sonova Holding AG, Registered Shares	95,602
360	Stratec Se	28,160
184	Straumann Holding AG, Registered Shares	150,534
1,200	Sysmex Corp.	80,670
5,000	Terumo Corp.	161,102
3,137	William Demant Holding A/S*	80,447

		3,882,980

Health Care Providers & Services (0.8%):
6,037	Al Noor Hospitals Group plc	24,579
500	Alfresa Holdings Corp.	11,220
3,876	Amplifon SpA	95,097

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
300	As One Corp.	$24,866
18,377	Australian Pharmaceutical Industries, Ltd.	16,732
1,100	BML, Inc.	29,706
3,715	CareTech Holdings plc	16,533
6,200	CRH Medical Corp.*	19,049
4,822	Ebos Group, Ltd.	75,477
1,500	Elan Corp.*	24,652
14,050	Estia Health, Ltd.	24,370
4,012	Extendicare, Inc.	25,925
2,001	Fagron	35,461
1,000	FALCO Holdings Co., Ltd.	15,143
6,326	Fresenius Medical Care AG & Co., KGaA	425,097
2,812	Fresenius SE & Co. KGaA	131,443
27,126	Healius, Ltd.	59,008
2,000	Japan Lifeline Co., Ltd.	32,273
1,000	Japan Medical Dynamic Marketing, Inc.	15,694
16,930	Japara Healthcare, Ltd.	13,542
1,912	Korian-Medica	78,644
225	Lna Sante	11,508
3,204	Medical Facilities Corp.	19,422
2,000	Medipal Holdings Corp.	44,718
7,584	Metlifecare, Ltd.	21,181
2,800	Miraca Holdings, Inc.	64,129
1,800	N Field Co., Ltd.	10,395
2,200	Nichiigakkan Co., Ltd.	36,177
1,110	NMC Health plc	36,964
18,405	Oceania Healthcare, Ltd.	11,752
11,311	Oriola Corp.	25,761
1,060	Orpea	129,566
23,400	Raffles Medical Group, Ltd.	16,766
1,806	Ramsay Health Care, Ltd.	79,145
873	Rhoen-Klinikum AG	19,553
3,746	Ryman Healthcare, Ltd.	31,109
2,200	Ship Healthcare Holdings, Inc.	93,939
800	Sienna Senior Living, Inc.	11,504
59,044	Sigma Healthcare, Ltd.	23,920
1,900	Solasto Corp.	21,499
3,129	Sonic Healthcare, Ltd.	59,370
8,887	Spire Healthcare Group plc(a)	12,192
10,895	Summerset Group Holdings, Ltd.	45,192
400	Suzuken Co., Ltd.	21,588
1,800	Toho Holdings Co., Ltd.	41,750
5,100	Tsukui Corp.	20,236
2,900	UDG Healthcare plc	26,765
3,435	Virtus Health, Ltd.	10,319
2,800	Vital Ksk Holdings, Inc.	27,182

		2,168,113

Health Care Technology (0.1%):
14,160	AGFA-Gevaert NV*	58,108
2,052	Ascom Holding AG	21,283
857	Compugroup Medical Se	51,569
1,600	EM Systems Co., Ltd.	30,131
2,389	Emis Group plc	29,848
4,200	M3, Inc.	101,715
800	Nnit A/S(a)	9,882
1,258	Pro Medicus, Ltd.	23,680
1,213	Raysearch Laboratories AB*	19,818

		346,034

Hotels, Restaurants & Leisure (2.4%):
2,563	Accor SA	106,928
36,400	Accordia Golf Trust	14,102
600	AEON Fantasy Co., Ltd.	16,519
1,000	Arcland Service Holdings Co., Ltd.	17,954

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
23,206	Ardent Leisure Group, Ltd.*	$15,201
7,016	Aristocrat Leisure, Ltd.	145,452
4,300	Atom Corp.^	38,753
7,557	Autogrill SpA	73,228
1,707	Basic-Fit NV*(a)	53,501
3,095	Betsson AB*	14,991
20,000	Cafe de Coral Holdings, Ltd.	53,339
1,533	Carnival plc, ADR	64,493
700	Central Sports Co., Ltd.	20,461
72,000	Century City International Holdings, Ltd.	4,857
485	CIE des Alpes	13,535
9,479	Collins Foods, Ltd.	64,057
2,000	Colowide Co., Ltd.	37,101
9,783	Compass Group plc	251,663
2,200	Corporate Travel Management, Ltd.	28,055
2,000	Create Restaurants Holdings In	32,577
7,191	Crown, Ltd.	58,506
151	Do & Co. AG	13,905
1,951	Domino’s Pizza Enterprises, Ltd.	61,143
23,341	Domino’s Pizza Group plc	73,187
1,600	Doutor Nichires Holdings Co., Ltd.	31,809
4,906	Elior Group^(a)	65,163
29,990	Enterprise Inns plc*	103,716
6,500	Fairwood Holdings, Ltd.	18,376
2,425	Flight Centre, Ltd.	77,989
800	Fuji Kyuko Co., Ltd.	33,170
600	Fujita Kanko, Inc.	15,584
557	Fuller Smith & Turner plc, Class A	8,319
19,010	Galaxy Entertainment Group, Ltd.	119,272
200	Genki Sushi Co., Ltd.	5,018
102,700	Genting Singapore, Ltd.	65,428
36,100	GL Limited	20,396
2,773	Great Canadian Gaming Corp.*	86,537
17,083	Greene King plc	177,837
8,283	Greggs plc	212,876
16,772	GVC Holdings plc	153,440
660	Hiday Hidaka Corp.	12,790
1,700	HIS Co., Ltd.	42,313
18,000	Hongkong & Shanghai Hotels (The)	17,567
11,300	Hotel Grand Central, Ltd.	10,302
400	Ichibanya Co., Ltd.	18,841
1,639	InterContinental Hotels Group plc, ADR	102,093
900	Intertain Group, Ltd. (The)*	7,895
7,041	JD Wetherspoon plc	134,158
1,491	Jpj Group plc*	13,508
868	Jumbo Interactive, Ltd.	14,185
1,700	Komeda Holdings Co., Ltd.	31,713
1,900	Koshidaka Holdings Co., Ltd.	30,304
900	Kourakuen Holdings Corp.	19,530
400	Kura Corp.	16,630
1,100	Kyoritsu Maintenance Co., Ltd.	47,320
70,000	Macau Legend Development, Ltd.*	7,780
33,812	Marston’s plc	51,331
200	Matsuya Foods Co., Ltd.	7,211
500	McDonald’s Holdings Co., Ltd.	24,195
36,000	Melco International Development Ltd.	86,160
5,571	Melia Hotels International SA	43,266
28,495	Merlin Entertainments plc(a)	158,519
15,327	MGM China Holdings, Ltd.	24,098
6,833	Millennium & Copthorne Hotels	57,867
14,000	Miramar Hotel & Investment	26,118
10,745	Mitchells & Butlers plc*	50,582
410	Mty Food Group, Inc.	19,623
72,000	NagaCorp, Ltd.	112,860

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
8,615	NetEnt AB*	$26,590
400	Ohsho Food Service Corp.	25,919
1,223	Orascom Development Holding AG*	18,564
200	Oriental Land Co., Ltd.	30,430
1,016	Paddy Power Betfair plc	95,079
2,258	Paddy Power plc	211,131
2,702	Pandox AB	53,889
900	Pizza Pizza Royalty Corp.	6,977
10,182	PlayTech plc	53,437
12,439	Rank Group plc	28,987
600	Renaissance, Inc.	8,933
4,200	Resorttrust, Inc.	68,210
392	Restaurant Brands International, Inc.	27,887
1,657	Restaurant Brands International, Inc.	117,830
1,129	Restaurant Brands New Zealand, Ltd.*	7,993
33,738	Restaurant Group plc (The)	59,028
800	Ringer Hut Co., Ltd.	19,085
3,200	Round One Corp.	47,813
1,300	Royal Holdings Co., Ltd.	32,974
1,200	Saint Marc Holdings Co., Ltd.	26,480
1,300	Saizeriya Co., Ltd.	33,413
16,988	Sands China, Ltd.	77,566
2,943	Scandic Hotels Group AB(a)	23,607
44,000	Shangri-La Asia, Ltd.	44,989
56,868	SJM Holdings, Ltd.	54,431
3,588	SkiStar AB	45,872
25,292	Sky City Entertainment Group, Ltd.	63,493
4,600	Skylark Co., Ltd.	83,697
1,707	Sodexo SA	191,728
20,846	SSP Group Plc	158,858
34,467	Star Entertainment Group, Ltd. (The)	101,440
5,813	Stars Group, Inc. (The)*	87,017
500	Sushiro Global Holdings, Ltd.	33,642
35,219	Tabcorp Holdings, Ltd.	115,346
581	The Gym Group plc(a)	1,803
50,634	Thomas Cook Group plc*(b)	–
4,500	Tokyo Dome Corp.	43,311
1,100	Toridoll Holding Corp.	24,897
400	Tosho Co., Ltd.	8,805
8,666	TUI AG	100,832
6,856	Unibet Group plc	40,084
2,017	Whitbread plc	106,456
41,297	William Hill plc	95,236
26,430	Wynn Macau, Ltd.	51,966
3,500	Zensho Holdings Co., Ltd.	75,485

		6,288,407

Household Durables (2.0%):
5,875	Azorim-Investment Development & Construction Co., Ltd.*	10,729
1,604	Bang & Olufsen A/S*	9,392
25,711	Barratt Developments plc	204,873
6,795	Bellway plc	279,490
6,428	Berkeley Group Holdings plc (The)	330,216
1,566	Bigben Interactive	22,769
3,728	Bonava AB	42,274
4,205	Bovis Homes Group plc	57,584
3,865	Breville Group, Ltd.	42,154
2,200	Casio Computer Co., Ltd.	34,105
600	Chofu Seisakusho Co., Ltd.	13,346
1,800	Cleanup Corp.	9,019
1,800	Corona Corp.	17,683
9,695	Countryside Properties plc(a)	40,090
15,326	Crest Nicholson Holdings plc	71,431
2,126	De’Longhi	40,110
7,507	DFS Furniture plc	20,395

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
1,000	Dorel Industries, Inc.	$6,862
2,152	Duni AB	24,531
4,630	Electrolux AB, Series B, Class B	109,899
2,700	Es-Con Japan, Ltd.	20,571
2,053	Fiskars OYJ Abp	27,804
2,700	FJ Next Co., Ltd.^	26,019
87	Forbo Holding AG	129,191
1,600	Foster Electric Co., Ltd.	27,116
1,400	France Bed Holdings Co., Ltd.	13,125
1,600	Fuji Corp., Ltd.	10,280
2,300	Fujitsu General, Ltd.	38,457
14,200	Haseko Corp.	166,295
700	Hoosiers Holdings	4,135
187	Hunter Douglas NV	12,150
10,452	Husqvarna AB, Class B	79,628
3,200	Iida Group Holdings Co., Ltd.	52,374
3,817	JM AB	97,691
10,600	Jvc Kenwood Corp.	31,313
958	Kaufman & Broad SA	38,151
1,300	LEC, Inc.	11,807
540	Leifheit AG	12,570
62,400	Man Wah Holdings, Ltd.	39,223
24,194	McCarthy & Stone plc(a)	43,155
10	Metall Zug AG	20,355
1,200	Misawa Homes Co., Ltd.	12,333
800	Nihon Eslead Corp.	11,962
4,500	Nikon Corp.	56,547
9,589	Nobia AB	55,643
39,400	Panasonic Corp.	320,979
5,699	Persimmon plc	152,080
3,200	Pressance Corp.	51,601
13,354	Redrow plc	101,450
1,000	Rinnai Corp.	67,579
500	Sangetsu Corp.	9,448
1,048	SEB SA	159,202
13,000	Sekisui Chemical Co., Ltd.	202,669
6,300	Sekisui House, Ltd.	124,364
3,000	Sharp Corp.	33,495
13,600	Sony Corp.	799,254
2,500	Space Value Holdings Co., Ltd.	11,571
2,200	Starts Corp., Inc.	53,919
6,900	Sumitomo Forestry Co., Ltd.	92,286
328	Surteco SE	7,292
1,100	Tamron Co., Ltd.	23,741
171,627	Taylor Wimpey plc	340,727
20,687	Techtronic Industries Co., Ltd.	145,184
2,790	Telford Homes plc	11,987
805	The Vitec Group plc	12,321
1,000	TOA Corp.	11,314
400	Token Corp.	24,634
3,468	TomTom NV*	38,957
2,000	Zojirushi Corp.	26,543

		5,247,444

Household Products (0.2%):
4,672	Essity AB, Class B	136,357
407	Henkel AG & Co. KGaA	37,268
2,800	Lion Corp.	55,246
14,255	Mcbride plc	9,359
1,600	Pigeon Corp.	65,941
5,635	PZ Cussons plc	14,023
2,279	Reckitt Benckiser Group plc	177,701
2,600	Unicharm Corp.	82,420

		578,315

Independent Power and Renewable Electricity Producers (0.3%):
2,002	Albioma SA	52,357

Shares		Fair Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers, continued
4,859	Boralex, Inc., Class A	$83,007
2,600	Capital Power Corp.	60,216
20,089	Drax Group plc	68,252
5,259	EDP Renovaveis SA	56,697
1,300	Electric Power Development Co., Ltd.	29,778
1,162	ERG SpA	23,440
9,297	Falck Renewables SpA	39,396
54,874	Infigen Energy	25,127
3,741	Innergex Renewable Energy, Inc.	43,180
1,207	Kenon Holdings, Ltd.	24,064
10,105	Meridian Energy, Ltd.	32,899
15,630	New Energy Solar, Ltd.	13,186
4,661	Northland Power, Inc.	89,441
2,000	Polaris Infrastructure, Inc.	19,959
1,917	Scatec Solar ASA(a)	24,640
16,748	Transalta Corp.	108,981
1,200	Transalta Renewables, Inc.	12,347
3,710	Uniper SE	121,642

		928,609

Industrial Conglomerates (0.6%):
8,000	Chevalier International Holdings Ltd.	11,473
26,645	Cir-Compagnie Industriali Riun	27,024
20,430	CK Hutchison Holdings, Ltd.	179,613
1,225	DCC plc	106,821
2,000	Guoco Group, Ltd.	32,257
1,269	Indus Holding AG	51,859
515	Italmobiliare SpA	11,793
1,500	Katakura Industries Co., Ltd.	18,642
1,800	Keihan Electric Railway Co., Ltd.	80,321
23,700	Keppel Corp., Ltd.	102,018
1,284	Lifco AB-B Shs	60,550
5,400	Nisshinbo Holdings, Inc.	42,364
1,487	Nolato AB	79,391
23,000	NWS Holdings, Ltd.	35,658
2,675	Rheinmetall AG	338,558
2,400	Seibu Holdings, Inc.	41,948
57,400	SembCorp Industries, Ltd.	86,629
70,000	Shun Tak Holdings, Ltd.	27,972
1,907	Siemens AG, Registered Shares	204,333
5,436	Smiths Group plc	104,878
5,400	Tokai Holdings Corp.	50,747

		1,694,849

Insurance (4.1%):
5,489	Admiral Group plc	142,947
31,128	AEGON NV	129,433
3,639	Ageas NV	201,916
69,640	AIA Group, Ltd.	653,460
4,109	Alm Brand A/S	32,316
5,560	ASR Nederland NV	205,426
6,744	Assicurazioni Generali SpA	130,768
1,203	AUB Group, Ltd.	9,485
67,766	Aviva plc	332,265
15,366	AXA SA	392,708
1,671	Baloise Holding AG, Registered Shares	299,583
22,193	Beazley plc	169,691
7,384	Chesnara plc	25,567
2,213	Clal Insurance Enterprises Holdings, Ltd.*	33,466
2,983	CNP Assurances SA	57,672
5,028	Coface SA	57,117
8,500	Dai-ichi Life Insurance Co., Ltd.	129,186
62,368	Direct Line Insurance Group plc	230,001
82	E-L Financial Corp., Ltd.	46,491
598	Fairfax Financial Holdings, Ltd.	263,631

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
1,054	FBD Holdings plc	$10,446
1,983	Gjensidige Forsikring ASA	39,368
2,100	Great-West Lifeco, Inc.	50,427
578	Grupo Catalana Occidente SA	18,367
478	Hannover Rueck SE	80,834
5,987	Harel Insurance Investments &	52,056
15,099	Hastings Group Holdings, Ltd.(a)	38,252
1,674	Helvetia Holding AG	231,111
4,798	Hiscox, Ltd.	97,908
4,219	IA Financial Corp., Inc.	192,016
506	IDI Insurance Co., Ltd.	19,474
22,509	Insurance Australia Group, Ltd.	120,116
400	Intact Financial Corp.	40,263
12,300	Japan Post Holdings Co., Ltd.	113,606
33,275	JRP Group plc*	21,637
7,487	Lancashire Holdings, Ltd.	68,061
113,398	Legal & General Group plc	346,175
13,895	Manulife Financial Corp.	255,112
4,750	Manulife Financial Corp.	87,133
28,786	MAPFRE SA	77,591
26,388	Medibank Private, Ltd.	60,719
1,055	Menora Mivtachim Holdings, Ltd.	15,956
16,641	Migdal Insurance & Financial Holding, Ltd.	17,692
3,700	MS&AD Insurance Group Holdings, Inc.	120,386
1,100	Muenchener Rueckversicherungs-Gesellschaft AG	284,555
20,116	NIB Holdings, Ltd.	99,407
3,200	NKSJ Holdings, Inc.	134,568
5,720	NN Group NV	203,038
19,541	Phoenix Group Holdings plc	165,945
7,577	Phoenix Holdings, Ltd. (The)	48,085
14,435	Poste Italiane SpA(a)	164,285
3,080	Prudential plc, ADR	112,081
25,029	QBE Insurance Group, Ltd.	212,659
22,955	RSA Insurance Group plc	150,718
57,341	Saga plc	35,613
7,657	Sampo OYJ, Class A	304,577
5,232	SCOR SA	216,191
10,526	Societa Cattolica di Assicuraz	89,526
12,074	Steadfast Group, Ltd.	28,963
14,257	Storebrand ASA	90,219
8,920	Sun Life Financial, Inc.	399,705
17,760	Suncorp Group, Ltd.*	163,664
641	Swiss Life Holding AG, Registered Shares	306,429
2,544	Swiss Re AG	265,557
10,600	T&D Holdings, Inc.	113,199
2,128	Talanx AG	91,964
3,600	Tokio Marine Holdings, Inc.	193,307
3,403	Topdanmark A/S	164,276
23	Trisura Group, Ltd.*	519
2,610	Tryg A/S	74,806
21,980	Unipol Gruppo Finanziario SpA	117,150
30,192	UnipolSai SpA	80,352
6,313	Uniqa Insurance Group AG	56,990
54	Vaudoise Assurances Holding SA	29,548
2,033	Vienna Insurance Group Weiner Staeditische Versicherung AG	52,940
1,796	Wuestenrot & Wuerttembergische AG	35,213
1,771	Zurich Insurance Group AG	677,851

		10,881,735

Interactive Media & Services (0.4%):
641	Adevinta ASA, Class A*	7,429

Shares		Fair Value
Common Stocks, continued
Interactive Media & Services, continued
435	Adevinta ASA, Class B*	$5,040
22,069	Auto Trader Group plc(a)	138,336
600	Bengo4.com, Inc.	22,415
9,425	Carsales.com, Ltd.	97,661
1,200	Dip Corp.	29,150
10,396	Domain Holdings Australia, Ltd.	23,819
5,600	Gree, Inc.	25,645
3,100	Gurunavi, Inc.	21,118
800	Itokuro, Inc.*	15,522
3,100	Kakaku.com, Inc.	76,648
3,400	Lifull Co., Ltd.	22,220
2,000	mixi, Inc.	42,210
135	New Work SE	36,777
1,012	REA Group, Ltd.	74,207
29,220	Rightmove plc	197,740
1,046	Scout24 AG(a)	59,648
12,657	Solocal Group*	10,072
15,200	Yahoo! Japan Corp.	43,015
1,700	Zigexn Co., Ltd.	9,060

		957,732

Internet & Direct Marketing Retail (0.2%):
1,900	Belluna Co., Ltd.	12,120
18,446	Boohoo Group plc*	60,158
3,809	Dustin Group AB(a)	30,486
2,400	Enigmo, Inc.*	21,655
1,100	Istyle, Inc.*	7,638
22,749	Moneysupermarket.com Group plc	105,866
6,515	N Brown Group plc	8,951
2,799	Ocado Group plc*	45,551
7,306	On The Beach Group plc(a)	34,254
800	Open Door, Inc.*	16,218
9,400	Rakuten, Inc.	92,715
3,182	Rocket Internet SE*(a)	82,176
3,200	Start Today Co., Ltd.^	73,838
1,817	Takkt AG	24,064
2,580	Webjet, Ltd.	18,986

		634,676

IT Services (1.5%):
1,366	AddNode Group AB	22,010
370	Allgeier SE	8,622
1,474	Alten SA	168,452
9,025	Altran Technologies SA	141,775
3,748	Amadeus IT Holding SA	268,744
5,410	Appen, Ltd.	77,408
5,372	ARQ Group, Ltd.	1,359
3,853	Atea ASA	49,607
2,079	Atos Origin SA	146,713
1,266	Bechtle AG	128,800
1,900	CAC Holdings Corp.	23,007
2,722	Cancom SE	146,757
2,335	Capgemini SA	275,390
2,893	CGI, Inc.*	228,952
4,933	Columbus A/S	6,914
5,725	Computacenter plc	91,032
6,694	Computershare, Ltd.	73,403
1,600	Comture Corp.	30,289
500	Densan System Co., Ltd.	13,456
317	Devoteam SA	26,555
1,400	DTS Corp.	29,284
8,624	Econocom Group SA/NV	21,609
1,000	E-Guardian, Inc.	15,308
6,228	Equiniti Group plc(a)	16,581
3,891	Fdm Group Holdings plc	35,347
457	Formula Systems 1985, Ltd.	29,106
3,000	Fujitsu, Ltd.	240,981
800	Future Corp.	13,989

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
6,665	Global Dominion Access SA*(a)	$26,806
3,000	GMO Internet, Inc.	51,888
400	GMO Payment Gateway, Inc.	26,734
287	Groupe Open	3,665
6,538	Indra Sistemas SA*	56,650
1,200	Infocom Corp.	28,123
800	Information Development Co., Ltd.	9,196
700	Information Services Internati	21,879
2,776	Iomart Group plc	12,268
1,500	IT Holdings Corp.	86,498
1,100	Itochu Techno-Solutions Corp.	29,146
400	Kanematsu Electronics, Ltd.	11,447
1,915	Knowit AB	35,759
19,141	Link Administration Holdings, Ltd.	73,840
2,100	Mamezou Holdings Co., Ltd.	33,464
896	Matrix It, Ltd.	15,263
300	Mitsubishi Research Institute	10,002
9,872	NCC Group plc	21,140
700	NEC Networks & System Integrat	19,079
4,926	Nextdc, Ltd.*	20,447
3,000	Nihon Unisys, Ltd.	96,654
2,556	Nomura Research Institute, Ltd.	51,042
800	NS Solutions Corp.	26,242
1,100	Nsd Co., Ltd.	31,623
5,500	NTT Data Corp.	71,351
200	OBIC Co., Ltd.	22,891
4,539	Ordina NV	8,324
1,400	Otsuka Corp.	56,108
1,200	Poletowin Pitcrew Holdings, Inc.	11,788
663	Reply SpA	38,934
800	SCSK Corp.	37,717
159	Shopify, Inc., Class A*	49,554
800	Softbank Technology Corp.	14,598
2,531	Softcat plc	31,164
700	Sopra Steria Group	87,283
16,000	Sunevision Holdings, Ltd.	12,016
1,200	TDC Soft, Inc.	8,850
1,400	TechMatrix Corp.	30,242
2,503	The Citadel Group, Ltd.	6,151
3,261	Tieto OYJ	83,512
1,140	Wirecard AG	182,163
746	Worldline SA*(a)	47,114

		3,930,065

Leisure Products (0.3%):
1,179	Accell Group	28,520
406	BRP, Inc.	15,799
1,319	Games Workshop Group plc	76,517
800	Globeride, Inc.	20,760
72,000	Goodbaby International Holdings, Ltd.*	10,843
1,200	Heiwa Corp.	24,781
700	Kawai Musical Instruments Manufacturing Co., Ltd.	18,898
500	Mars Group Holdings Corp.	8,843
2,702	Maytronics, Ltd.	23,067
1,600	Mizuno Corp.	41,625
3,300	Namco Bandai Holdings, Inc.	205,619
26,132	Photo-Me International plc	30,935
1,200	Sankyo Co., Ltd.	41,397
3,600	Sega Sammy Holdings, Inc.	50,639
1,337	Spin Master Corp.*(a)	40,856
1,169	Technogym SpA(a)	13,003
3,689	Thule Group AB (The)(a)	69,901
4,700	Tomy Co., Ltd.	53,975
385	Trigano SA	30,967
700	Universal Entertainment Corp.	22,611

Shares		Fair Value
Common Stocks, continued
Leisure Products, continued
500	Yamaha Corp.	$22,623

		852,179

Life Sciences Tools & Services (0.5%):
940	AddLife AB	24,660
2,607	Biotage AB	27,095
600	Cmic Holdings Co., Ltd.	9,530
1,200	Eps Holdings, Inc.	14,348
478	Eurofins Scientific SE^	222,329
3,824	Evotec AG*	84,983
1,626	Gerresheimer AG	116,605
1,600	Linical Co., Ltd.	14,730
1,524	Lonza Group AG, Registered Shares	515,829
2,803	Qiagen NV*	92,415
876	Sartorius Stedim Biotech	122,551
1,600	Shin Nippon Biomedical Laborat	9,957
185	Siegfried Holding AG	72,818

		1,327,850

Machinery (3.7%):
6,065	Aalberts Industries NV	240,573
1,100	AG Growth International, Inc.	36,968
2,600	Aichi Corp.	16,692
4,600	Aida Engineering, Ltd.	37,382
4,185	Alfa Laval AB	82,704
1,607	Alimak Group AB(a)	21,228
900	Alinco, Inc.	7,746
789	Alstom SA	32,711
5,000	Amada Holdings Co., Ltd.	54,281
2,790	Andritz AG	114,105
2,000	Anest Iwata Corp.	17,679
2,700	Asahi Diamond Industrial Co., Ltd.	15,479
2,774	Atlas Copco AB	75,294
4,706	Atlas Copco AB, Class A	144,919
1,149	Ats Automation Tooling Systems, Inc.*	15,708
1,300	Bando Chemical Industries, Ltd.	9,989
2,296	Beijer Alma AB, Class B	28,503
506	Bobst Group SA	25,979
10,601	Bodycote plc	93,441
267	Bucher Industries AG	83,601
87	Burckhardt Compression Holding	21,805
1,623	Cargotec OYJ	52,258
500	Chugai Ro Co., Ltd.	6,931
2,600	CKD Corp.	31,329
17,805	CNH Industrial NV	181,537
2,050	Concentric AB	24,992
1,110	Construcc y Aux de Ferrocarr SA	50,386
68	Conzzeta AG	59,246
234	Daetwyler Holding AG	38,073
900	Daifuku Co., Ltd.	46,844
1,900	Daihatsu Diesel Manufacturing Co., Ltd.	10,424
2,100	Daiwa Industries, Ltd.	21,644
7,304	Deutz AG	42,353
3,500	DMG Mori Co., Ltd.	50,119
2,668	Duerr AG	69,223
4,100	Ebara Corp.	110,087
2,774	Epiroc AB	28,717
3,946	Epiroc AB, Class A	42,853
1,500	Exco Technologies, Ltd.	8,323
500	FANUC Corp.	94,863
114	Feintool International Holding AG	6,467
19,282	Fincantieri SpA	20,490
1,579	Fluidra SA*	18,721
3,200	Fuji Machine MFG. Co., Ltd.	47,921
1,000	Fukushima Industries Corp.	29,157
1,700	Furukawa Co., Ltd.	23,000

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
5,412	GEA Group AG	$146,110
140	Georg Fischer AG	121,570
1,238	Gima Tt SpA(a)	9,863
2,500	Glory, Ltd.	70,562
2,253	Haldex AB	11,487
600	Harmonic Drive Systems, Inc.	26,127
26,103	Heidelberger Druckmaschinen AG*^	32,136
9,700	Hino Motors, Ltd.	80,390
400	Hirata Corp.	26,080
1,200	Hisaka Works, Ltd.	9,647
2,600	Hitachi Construction Machinery Co., Ltd.	63,186
12,300	Hitachi Zosen Corp.	40,265
400	Hoshizaki Electric Co., Ltd.	31,565
500	Hosokawa Micron Corp.	17,413
2,700	IHI Corp.	59,071
14,403	IMI plc	170,153
614	Industria Macchine Automatiche	42,970
1,933	Interpump Group SpA	61,086
27	Interroll Holding AG, Registered Shares	50,073
1,300	Iseki & Co., Ltd.	17,754
3,200	Japan Steel Works, Ltd. (The)	61,516
8,700	JTEKT Corp.	100,572
2,600	Juki Corp.	21,915
3,751	Jungheinrich AG	80,912
609	Kardex AG	84,081
900	Kato Works Co., Ltd.	15,839
5,400	Kawasaki Heavy Industries, Ltd.	120,369
2,997	Kion Group AG	157,413
400	Kitagawa Iron Works Co., Ltd.	7,053
1,400	Kito Corp.	20,197
5,100	Kitz Corp.	34,155
572	Koenig & Bauer AG	22,369
13,400	Komatsu, Ltd.	308,851
184	Komax Holding AG^	38,715
2,900	Komori Corp.	30,776
2,802	Kone OYJ, Class B	159,590
1,994	Konecranes OYJ	63,970
354	Krones AG	21,392
3,100	Kubota Corp.	47,158
1,800	Kurita Water Industries, Ltd.	48,480
1,000	Kyokuto Kaihatsu Kogyo Co., Ltd.	12,081
600	Maezawa Kyuso Industries Co., Ltd.	11,111
700	Makino Milling Machine Co., Ltd.	30,730
600	Makita Corp.	19,047
586	Manitou Bf SA	11,504
800	Max Co., Ltd.	13,478
2,600	Meidensha Corp.	44,921
400	Metawater Co., Ltd.	13,653
5,870	Metso Corp. OYJ	219,148
8,632	Minebea Co., Ltd.	137,952
1,700	Misumi Group, Inc.	40,391
1,900	Mitsubishi Heavy Industries, Ltd.	74,748
1,000	Mitsubishi Logisnext Co., Ltd.	9,530
700	Mitsuboshi Belting Co., Ltd.	11,545
2,900	Mitsui Engineering & Shipbuilding Co., Ltd.*	25,617
700	Miura Co., Ltd.	19,646
19,488	Morgan Advanced Materials plc	62,367
1,500	Morita Holdings Corp.	23,686
2,100	Nabtesco Corp.	65,658
1,100	Nachi-Fujikoshi Corp.	49,798
2,000	Namura Shipbuilding Co., Ltd.	5,587
2,956	NFI Group, Inc.	62,749
4,300	NGK Insulators, Ltd.	61,605

Shares		Fair Value
Common Stocks, continued
Machinery, continued
1,569	Nilfisk Holding A/S*	$36,377
3,900	Nippon Thompson Co., Ltd.	16,391
700	Nissei ASB Machine Co., Ltd.	22,139
800	Nitta Corp.	21,444
500	Nitto Kohki Co., Ltd.	9,778
1,900	Nitto Seiko Co., Ltd.	10,045
300	Noritake Co., Ltd.	11,096
2,186	Norma Group SE	75,801
1,000	NS Tool Co., Ltd.	18,107
14,000	NSK, Ltd.	118,832
34,000	NTN Corp.^	98,284
700	Obara Group, Inc.	23,806
7,984	OC Oerlikon Corp. AG	80,150
1,700	Oiles Corp.	24,877
500	Okuma Corp.	27,370
400	Organo Corp.	17,835
3,000	OSG Corp.	62,497
2,177	Outotec OYJ*	12,757
1,045	Palfinger AG	27,503
330	Pfeiffer Vacuum Technology AG	44,822
4,300	Punch Industry Co., Ltd.	19,744
118	Rational AG	84,620
70	Rieter Holding AG	10,039
40,796	Rotork plc	156,343
1,800	Ryobi, Ltd.	30,307
18,878	Sandvik AB	294,066
332	Schindler Holding AG, Registered Shares	74,046
18,300	SembCorp Marine, Ltd.*	15,675
757	SFS Group AG	60,447
1,200	Shima Seiki Manufacturing, Ltd.	27,736
4,000	Shinmaywa Industries, Ltd.	46,922
78,000	Singamas Container Holdings, Ltd.	9,387
2,200	Sintokogio, Ltd.	19,894
3,528	Skellerup Holdings, Ltd.	5,058
7,796	SKF AB, Class B	129,051
200	SMC Corp.	86,062
2,300	Sodick Co., Ltd.	16,561
2,119	Spirax-Sarco Engineering plc	204,347
891	Stabilus SA	43,600
1,600	Star Micronics Co., Ltd.	22,685
849	Sulzer AG, Registered Shares	83,580
3,200	Sumitomo Heavy Industries, Ltd.	95,519
14,200	Sunningdale Tech, Ltd.	12,560
3,900	Tadano, Ltd.	37,417
3,000	Takeuchi Manufacturing Co., Ltd.	46,943
3,400	Takuma Co., Ltd.	38,741
5,654	Talgo SA*(a)	31,261
478	Technotrans SE	11,508
800	Teikoku Electric Manufacturing Co., Ltd.	8,718
4,200	THK Co., Ltd.	111,366
5,700	Tocalo Co., Ltd.	47,469
1,200	Tokyo Keiki, Inc.	9,848
1,400	Torishima Pump Manufacturing Co., Ltd.	12,702
1,000	Toshiba Machine Co., Ltd.	20,854
3,695	Trelleborg AB	51,836
1,098	Troax Group AB	11,102
2,700	Tsubaki Nakashima Co., Ltd.	40,416
1,400	Tsubakimoto Chain Co.	45,159
4,900	Tsugami Corp.^	41,970
1,200	Tsukishima Kikai Co., Ltd.	15,395
600	Tsurumi Manufacturing Co., Ltd.	11,160
6,727	Valmet Corp.	130,532
957	Vat Group AG(a)	120,874

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
7,951	Vesuvius plc	$44,510
5,758	Volvo AB, Class A	80,960
27,562	Volvo AB, Class B	387,701
689	Vossloh AG	28,363
1,416	Wacker Neuson SE	24,715
7,232	Wartsila Corp. OYJ, Class B^	81,114
560	Washtec AG	28,837
1,192	Weir Group plc (The)	20,914
3,000	Yamabiko Corp.	31,475
20,100	Yangzijiang Shipbuilding Holdings, Ltd.	13,971
5,060	Zardoya Otis SA	34,342

		9,782,461

Marine (0.3%):
32	A.P. Moeller - Maersk A/S, Class A	34,218
40	A.P. Moeller - Maersk A/S, Class B	45,360
3,578	American Shipping Co. ASA	13,030
556	Clarkson plc	16,763
1,333	D/S Norden A/S	18,205
1,307	DFDS A/S	47,472
1,192	Hapag-Lloyd AG(a)	85,690
3,300	Iino Kaiun Kaisha, Ltd.	10,573
9,940	Irish Continental Group	45,316
2,300	Japan Transcity Corp.	10,093
3,700	Kawasaki Kisen Kaisha, Ltd.*^	43,455
894	Kuehne & Nagel International AG, Registered Shares	131,798
3,600	Mitsui O.S.K. Lines, Ltd.	91,682
102,930	MMA Offshore, Ltd.*	13,215
3,900	Nippon Yusen Kabushiki Kaisha	65,656
600	NS United Kaiun Kaisha, Ltd.	12,542
246,000	Pacific Basin Shipping, Ltd.	49,942
89,000	Sitc International Holdings Co., Ltd.	91,492
1,962	Stolt-Nielsen, Ltd.	22,565

		849,067

Media (1.5%):
1,267	4imprint Group plc	46,726
5,715	Aimia, Inc.*	14,582
18,743	Altice NV, Class A*	98,138
1,460	Altice NV, Class B*	7,645
65	APG SGA SA	17,592
14,475	Arnoldo Mondadori Editore SpA*	25,505
2,124	Ascential plc(a)	9,908
4,886	Atresmedia Corp. de Medios de Comuicacion SA	18,831
2,057	Axel Springer SE*	141,221
1,891	Bloomsbury Publishing plc	5,579
6,744	Cairo Communication SpA	17,281
1,001	Cogeco Communications, Inc.	80,680
400	Cogeco, Inc.	28,819
5,394	Corus Entertainment, Inc.	21,540
1,600	Cyberagent, Inc.	61,825
3,302	Daily Mail & General Trust plc	34,584
1,300	Dentsu, Inc.	46,031
3,391	Euromoney Institutional Investor plc	61,694
8,672	Eutelsat Communications SA	161,453
1,700	F@n Communications, Inc.	8,505
800	Fuji Media Holdings, Inc.	10,348
4,000	Hakuhodo DY Holdings, Inc.	58,172
8,376	HT&E, Ltd.	10,470
16,925	Informa plc	177,230
2,000	Intage Holdings, Inc.	17,367
1,711	Ipsos	48,786
39,557	ITE Group plc	41,500
78,966	ITV plc	121,949
9,582	Ive Group, Ltd.	13,581

Shares		Fair Value
Common Stocks, continued
Media, continued
1,344	JCDecaux SA	$36,400
2,300	Kadokawa Dwango Corp.	32,183
2,312	Kin And Carta plc	2,314
7,566	Lagardere SCA	167,461
3,548	Liberty Global plc, Series C*	84,407
1,449	Liberty Global plc, Class A*	35,863
1,664	M6 Metropole Television SA	27,302
1,300	Macromill, Inc.	10,709
8,183	Mediaset Espana Comunicacion SA	52,729
24,075	Mediaset SpA*	70,958
87,038	Nine Entertainment Co. Holdings, Ltd.	114,944
1,307	NRJ Group	9,401
8,170	Ooh!media, Ltd.	15,790
6,014	Otello Corp. ASA*	10,449
3,968	Pearson plc, ADR^	35,871
7,451	Pearson plc	67,530
13,544	Promotora de Informaciones SA*	19,335
6,106	Publicis Groupe SA	300,161
7,418	QMS Media, Ltd.	4,608
4,026	Quebecor, Inc., Class B	91,418
13,261	Reach plc	14,450
1,406	RTL Group	67,664
4,177	Sanoma OYJ	46,610
641	Schibsted ASA, Class A	18,997
435	Schibsted ASA, Class B	12,207
16,754	SES Global, Class A	305,512
60,999	Seven West Media, Ltd.*	16,071
7,456	Shaw Communications, Inc.	146,585
44,700	Singapore Press Holdings, Ltd.	67,457
18,618	Sky Network Television, Ltd.	13,054
7,900	SKY Perfect JSAT Holdings, Inc.	32,081
4,175	Societe Television Francaise 1	36,669
500	SoldOut, Inc.	6,071
44,663	Southern Cross Media Group, Ltd.	37,303
1,167	Stroeer Media SE	88,858
232	Tamedia AG, Registered Shares	22,877
1,586	Telenet Group Holding NV	74,854
15,000	Television Broadcasts, Ltd.	24,530
1,900	Tokyo Broadcasting System Hold	30,950
1,400	TV Asahi Holdings Corp.^	22,093
500	TV Tokyo Holdings Corp.	10,257
1,000	ValueCommerce Co., Ltd.	15,905
500	Wowow, Inc.^	12,148
27,313	WPP Aunz, Ltd.	9,464
18,270	WPP plc	228,662
700	Zenrin Co., Ltd.	11,910
15,502	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA	84,690

		4,055,304

Metals & Mining (4.8%):
3,860	Acerinox SA	33,058
1,911	Agnico Eagle Mines, Ltd.	102,449
400	Aichi Steel Corp.	11,415
16,681	Alacer Gold Corp.*	67,369
17,361	Alamos Gold, Inc., Class A	100,913
2,200	Altius Minerals Corp.	18,335
12,599	Alumina, Ltd.	20,165
2,182	Amg Advanced Metallurgical Group N.V.	52,513
34,264	Anglo American plc	789,197
6,845	Antofagasta plc	75,803
1,971	Aperam SA	48,082
11,577	ArcelorMittal	163,166
12,400	Argonaut Gold, Inc.*	19,657

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
1,100	Asahi Holdings, Inc.	$22,729
8,215	Asanko Gold, Inc.*	7,628
63,720	Aurelia Metals, Ltd.	19,480
1,731	Aurubis AG	77,123
31,662	Ausdrill, Ltd.	47,866
58,345	B2Gold Corp.*	189,829
11,776	Barrick Gold Corp.	203,749
2,708	Bekaert NV	77,703
35,937	BHP Billiton, Ltd.	889,515
10,342	Billiton plc, ADR	443,051
25,458	BlueScope Steel, Ltd.	206,528
9,186	Boliden AB	211,434
17,700	Capstone Mining Corp.*	7,883
73,572	Centamin plc	113,883
11,600	Centerra Gold, Inc.*	98,600
4,374	Central Asia Metals plc	11,184
16,254	China Gold International Resources Corp., Ltd.*	13,988
5,800	Continental Gold, Inc.*	16,112
700	Daido Steel Co., Ltd.	27,613
2,700	Daiki Aluminium Industry Co., Ltd.	17,780
9,900	Detour Gold Corp.*	145,357
2,600	DOWA Mining Co.	89,226
10,500	Dundee Precious Metals, Inc.*	35,351
7,762	Eldorado Gold Corp.*	60,118
3,600	Endeavour Mining Corp.*	68,810
539	Eramet	26,736
40,854	Evolution Mining, Ltd.	123,998
16,814	EVRAZ plc	96,730
22,438	Ferrexpo plc	44,506
7,009	First Majestic Silver Corp.*	63,757
8,602	First Quantum Minerals, Ltd.	72,273
86,302	Fortescue Metals Group, Ltd.	517,474
5,947	Fortuna Silver Mines, Inc.*	18,406
327	Franco Nevada Corp.	29,809
3,312	Fresnillo plc	27,861
217,124	Glencore International plc	654,010
1,100	Godo Steel, Ltd.	21,650
44,721	Gold Road Resources, Ltd.*	37,364
4,758	Granges AB	48,579
5,096	Guyana Goldfields, Inc.*	3,616
18,140	Highland Gold Mining, Ltd.	48,129
4,214	Hill & Smith Holdings plc	64,791
4,300	Hitachi Metals, Ltd.	46,707
15,125	Hochschild Mining plc	38,112
18,195	Hudbay Minerals, Inc.	65,654
15,631	IAMGOLD Corp.*	53,334
5,323	Iluka Resources, Ltd.	28,854
14,498	Imdex, Ltd.	13,763
17,091	Independence Group NL	74,392
23,446	Ivanhoe Mines, Ltd., Class A*	60,885
9,400	JFE Holdings, Inc.	113,805
50,009	Jupiter Mines, Ltd.	13,171
14,214	Kazakhmys plc	75,823
84,792	Kinross Gold Corp.*	390,453
4,744	Kirkland Lake Gold, Ltd.	212,544
10,600	Kobe Steel, Ltd.	56,915
1,800	Kyoei Steel, Ltd.	33,900
800	Labrador Iron Ore Royalty Corp.	14,874
4,400	Leagold Mining Corp.*	8,503
14,207	Lucara Diamond Corp.	11,904
29,301	Lundin Mining Corp.	137,801
24,310	Lynas Corp., Ltd.*	44,473
11,288	MACA, Ltd.	7,312
48,387	Macmahon Holdings, Ltd.*	6,695

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
4,545	Major Drilling Group International, Inc.*	$21,958
176,000	Midas Holdings, Ltd.*	4,585
10,123	Mineral Resources, Ltd.	91,821
4,300	Mitsubishi Materials Corp.	116,743
500	Mitsubishi Steel Manufacturing Co., Ltd.	5,153
4,200	Mitsui Mining & Smelting Co., Ltd.	100,093
52,117	Mount Gibson Iron, Ltd.	27,814
2,200	Neturen Co., Ltd.	17,391
27,410	New Gold, Inc.*	27,520
6,939	Newcrest Mining, Ltd.	161,743
6,200	Nippon Denko Co., Ltd.	9,635
37,000	Nippon Light Metal Holdings Co.	66,827
8,595	Nippon Steel Corp.	120,479
930	Nippon Yakin Kogyo Co., Ltd.^	18,792
200	Nittetsu Mining Co., Ltd.	7,894
26,885	Norsk Hydro ASA	94,943
25,339	Northern Star Resources, Ltd.	187,093
4,300	Nyrstar NV*^	984
22,428	OceanaGold Corp.	58,580
21,175	OM Holdings, Ltd.	6,451
500	Osaka Steel Co., Ltd.	6,156
3,126	Osisko Gold Royalties, Ltd.	29,049
18,826	Outokumpu OYJ	49,564
17,375	OZ Minerals, Ltd.	113,213
900	Pacific Metals Co., Ltd.	18,808
1,752	Pan American Silver Corp.	27,471
8,517	Pan American Silver Corp.	133,410
73,744	Perseus Mining, Ltd.*	34,597
57,911	Petra Diamonds, Ltd.*	4,666
176,214	Petropavlovsk plc*	20,947
9,700	Premier Gold Mines, Ltd.*	13,693
5,733	Pretium Resources, Inc.*	66,085
23,878	Ramelius Resources, Ltd.	17,982
25,382	Regis Resources, Ltd.	83,276
45,534	Resolute Mining, Ltd.*	43,181
550	Rio Tinto plc	28,562
11,161	Rio Tinto plc, Registered Shares, ADR	581,376
5,809	Rio Tinto, Ltd.	365,265
6,000	Sabina Gold & Silver Corp.*	7,790
2,148	Salzgitter AG	36,047
11,858	Sandfire Resources NL	52,754
7,642	Sandstorm Gold, Ltd.*	43,209
1,600	Sanyo Special Steel Co., Ltd.	21,465
29,450	Saracen Mineral Holdings, Ltd.*	67,975
21,718	Schmolz + Bickenbach AG*	4,854
16,210	Semafo, Inc.*	52,006
32,896	Silver Lake Resources, Ltd.*	20,649
7,261	Sims Metal Management, Ltd.	51,004
82,830	South32, Ltd.	147,165
4,092	SSAB AB, Class A^	11,395
15,312	SSAB AB, Class B	38,100
4,935	SSR Mining, Inc.*	71,564
43,997	St. Barbara, Ltd.	85,431
11,400	Straits Trading Co., Ltd.	17,099
4,200	Sumitomo Metal & Mining Co., Ltd.	131,004
17,269	Syrah Resources, Ltd.*	5,891
10,787	Teck Cominco, Ltd., Class B	174,911
7,385	Teck Resources, Ltd., Class B	119,859
9,775	Teranga Gold Corp.*	36,010
3,912	ThyssenKrupp AG^	54,205
1,900	Toho Titanium Co., Ltd.	14,633
700	Toho Zinc Co., Ltd.	13,054
1,100	Tokyo Rope Manufacturing Co. Ltd.	10,319

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
1,500	Tokyo Steel Manufacturing Co., Ltd.	$11,554
1,300	Topy Industries, Ltd.	23,201
4,685	Torex Gold Resources, Inc.*	58,072
9,694	Trevali Mining Corp.*	1,683
33,241	Turquoise Hill Resources, Ltd.*	15,558
1,500	UACJ Corp.	25,379
6,764	Voestalpine AG	155,630
14,139	Western Areas, Ltd.	29,570
12,239	Westgold Resources, Ltd.*	20,545
2,303	Wheaton Precious Metals Corp.	60,396
2,702	Wheaton Precious Metals Corp.	70,900
42,447	Yamana Gold, Inc.	134,579
1,600	Yamato Kogyo Co., Ltd.	39,931
800	Yodogawa Steel Works, Ltd.	15,005

		12,748,421

Multiline Retail (0.6%):
40,020	B&M European Value Retail SA	186,726
1,147	Canadian Tire Corp., Class A	128,727
53,885	Debenhams plc*	1,212
2,909	Dollarama, Inc.	104,155
5,600	Don Quijote Co., Ltd.	93,516
15,946	Europris ASA(a)	44,145
500	Fuji Co., Ltd./Ehime	8,720
3,300	H2O Retailing Corp.	36,277
24,471	Harvey Norman Holdings, Ltd.^	74,880
10,400	Isetan Mitsukoshi Holdings, Ltd.	83,314
900	Izumi Co., Ltd.	35,386
4,300	J. Front Retailing Co., Ltd.	50,559
400	Kintetsu Department Store Co., Ltd.	11,652
24,500	Lifestyle International Holdings, Ltd.	25,593
73,250	Marks & Spencer Group plc	166,087
1,300	MARUI Group Co., Ltd.	27,569
30,000	Metro Holdings, Ltd.	19,976
47,139	Myer Holdings, Ltd.*	19,436
1,643	Next plc	124,945
2,100	Parco Co., Ltd.	24,811
2,535	Reject Shop, Ltd. (The)	3,336
5,000	Ryohin Keikaku Co., Ltd.	93,842
600	Sanyo Electric Railway Co., Ltd.	12,239
1,000	Seria Co., Ltd.	24,380
6,000	Takashimaya Co., Ltd.	70,207
3,557	Tokmanni Group Corp.	39,564
4,000	Wing On Company International, Ltd.	11,483

		1,522,737

Multi-Utilities (0.8%):
3,187	Acea SpA	63,663
3,186	AGL Energy, Ltd.	41,165
4,285	Algonquin Power & Utilities Corp.	58,678
905	Atco, Ltd.	33,120
1,466	Canadian Utilities, Ltd., Class A	43,215
93,709	Centrica plc	84,943
40,123	E.ON SE	389,872
17,405	Engie Group	284,322
8,483	Hera SpA	34,843
23,167	Iren SpA	67,546
65,748	ITL AEM SpA	120,759
2,700	Just Energy Group, Inc.	6,400
110,123	Keppel Infrastructure Trust	42,257
3,070	National Grid plc, ADR	166,180
18,815	Ren - Redes Energeticas Nacion	52,491
11,249	RWE AG	351,924
7,455	Suez Environnement Co.	117,231
3,114	Telecom Plus plc	47,076
6,009	Vector, Ltd.	13,543

Shares		Fair Value
Common Stocks, continued
Multi-Utilities, continued
4,208	Veolia Environnement SA	$106,736

		2,125,964

Oil, Gas & Consumable Fuels (6.1%):
9,181	Advantage Oil & Gas, Ltd.*	14,901
24,155	Africa Oil Corp.*	21,152
145,000	Agritrade Resources, Ltd.	17,030
2,005	Aker BP ASA	53,447
7,200	Anglo Pacific Group plc	17,436
18,944	ARC Resources, Ltd.	90,237
18,809	Athabasca Oil Corp.*	9,087
25,572	Baytex Energy Corp.*	37,836
2,064	Baytex Energy Corp.*	3,055
103,499	Beach Energy, Ltd.	178,018
17,741	Birchcliff Energy, Ltd.	28,660
15,440	Bonavista Energy Corp.	7,110
1,208	Bonterra Energy Corp.	3,757
32,835	BP plc	207,561
50,100	BP plc, ADR	1,903,298
173,000	Brightoil Petroleum Holdings, Ltd.*	33,110
2,656	BW LPG, Ltd.(a)	15,606
26,063	Cairn Energy plc*	61,341
12,816	Caltex Australia, Ltd.	228,513
9,946	Cameco Corp.	94,452
5,227	Cameco Corp.	49,657
10,058	Canadian Natural Resources, Ltd.	267,641
16,028	Canadian Natural Resources, Ltd.	426,825
3,012	Cardinal Energy, Ltd.	5,639
7,600	Cenovus Energy, Inc.	71,313
11,375	Cenovus Energy, Inc.	106,698
13,100	China Aviation Oil Singapore Corp., Ltd.	11,008
40,015	Cooper Energy, Ltd.*	15,750
3,700	Cosmo Energy Holdings Co., Ltd.	75,814
8,781	Crescent Point Energy^	37,407
7,561	Crescent Point Energy Corp.	32,306
8,223	Crew Energy, Inc.*	4,221
854	CropEnergies AG	5,862
252	Delek Group, Ltd.	29,352
39,162	DNO ASA	56,213
9,137	Enagas SA	211,852
8,022	Enbridge, Inc.	281,591
1,055	EnCana Corp.	4,853
13,160	EnCana Corp.	60,301
17,700	Enerplus Corp.	131,878
43,854	ENI SpA	669,675
114,028	EnQuest plc*	26,773
1,004	Equital, Ltd.*	30,302
1,390	Etablissements Maurel et Prom SA	4,237
9,112	Euronav NV	82,870
1,579	Exmar NV*	9,518
1,267	FLEX LNG, Ltd.*	12,071
3,700	Freehold Royalties, Ltd.	21,004
1,400	Frontera Energy Corp.	13,549
3,784	Frontline, Ltd.*	34,430
3,100	Fuji Oil Co., Ltd.	7,086
7,147	Galp Energia SGPS SA	107,488
734	Gaztransport et Technigaz SA	72,732
6,249	Genel Energy plc	14,180
5,650	Gibson Energy, Inc.	97,031
19,607	Gran Tierra Energy, Inc.*	24,274
22,859	Gulf Keystone Petroleum, Ltd.	64,232
4,281	Hoegh Lng Holdings, Ltd.	17,086
11,767	Husky Energy, Inc.	82,787
5,300	Idemitsu Kosan Co., Ltd.	149,066
2,500	Imperial Oil, Ltd.	65,109
1,542	Imperial Oil, Ltd.	40,138

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
13,700	INPEX Corp.	$124,989
6,882	Inter Pipeline, Ltd.^	120,787
2,244	International Petroleum Corp.*	7,826
3,600	Itochu Enex Co., Ltd.	27,461
1,000	Japan Petroleum Exploration Co., Ltd.	25,237
69,100	JX Holdings, Inc.	313,468
11,060	Karoon Gas Australia, Ltd.*	8,690
7,300	Kelt Exploration, Ltd.*	19,177
7,446	Keyera Corp.	180,824
599	Kinder Morgan Canada, Ltd.(a)	6,742
2,385	Koninklijke Vopak NV	122,446
2,011	Lundin Petroleum AB	60,176
10,707	MEG Energy Corp.*	46,879
1,700	Mitsuuroko Holdings Co., Ltd.	16,511
1,502	Naphtha Israel Petroleum Corp.	8,364
11,451	Neste Oil OYJ^	378,304
14,065	New Hope Corp., Ltd.	20,896
7,392	New Zealand Refining Co., Ltd. (The)	9,667
64,000	NewOcean Energy Holdings, Ltd.*	12,086
21,200	Nippon Coke & Engineering Co., Ltd.	16,131
7,654	Nuvista Energy, Ltd.*	14,329
4,687	Obsidian Energy, Ltd.*	3,892
104,047	Oil Refineries, Ltd.*	54,727
21,604	Oil Search, Ltd.	107,227
2,596	OMV AG	139,057
33,611	Origin Energy, Ltd.	181,840
7,550	Painted Pony Energy, Ltd.*	3,876
1,307	Paramount Resouces, Ltd., Class A*	6,354
9,663	Parex Resources, Inc.*	148,078
5,800	Parkland Fuel Corp.	186,036
587	Paz Oil Co., Ltd.	85,823
1,584	Pembina Pipeline Corp.	58,719
40,966	Pengrowth Energy Corp.*	8,040
6,660	Peyto Exploration & Development Corp.	16,792
5,032	Prairiesky Royalty, Ltd.	70,198
61,033	Premier Oil plc*	58,240
9,112	Repsol SA	142,111
18,788	Royal Dutch Shell plc, Class A, ADR	1,105,674
16,231	Royal Dutch Shell plc, Class B, ADR	972,237
1,600	Sala Corp.	8,948
4,000	San-Ai Oil Co., Ltd.	39,628
35,592	Santos, Ltd.	186,557
27,521	Saras SpA	47,128
36,000	Savannah Petroleum plc*	10,181
59,700	Senex Energy, Ltd.*	13,989
13,762	Seven Generations Energy*	87,473
400	Sinanen Holdings Co., Ltd.	6,808
12,876	Snam SpA	65,092
12,892	Soco International plc	10,143
21,115	Statoil ASA	400,663
12,179	Stobart Group, Ltd.	18,964
9,784	Suncor Energy, Inc.	308,654
18,111	Suncor Energy, Inc.	571,944
38,370	Sundance Energy Australia, Ltd.*	4,893
16,600	Tamarack Valley Energy, Ltd.*	25,438
3,152	TC Energy Corp.	163,242
13,400	Tidewater Midstream and Infrastructure, Ltd.	11,431
8,990	Torc Oil & Gas, Ltd.	25,992
1,559	Torm plc*	13,201
36,985	Total SA	1,925,170
11,630	Tourmaline Oil Corp.	115,097
6,518	TransGlobe Energy Corp.	8,611
103,509	Tullow Oil plc	271,126

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
3,072	Verbio Vereinigte Bioenergie AG	$28,349
5,883	Vermilion Energy, Inc.	98,013
12,328	Whitecap Resources, Inc.	42,809
48,191	Whitehaven Coal, Ltd.	100,984
9,290	Woodside Petroleum, Ltd.	203,879
8,000	Yangarra Resources, Ltd.*	8,877
10,083	Z Energy, Ltd.	35,312

		16,305,933

Paper & Forest Products (0.6%):
1,344	Ahlstrom-Munksjo OYJ	20,563
2,718	Altri SGPS SA	18,070
5,029	Canfor Corp.*	58,957
2,751	Canfor Pulp Products, Inc.	20,165
1,300	Chuetsu Pulp & Paper Co., Ltd.	18,034
600	Daiken Corp.	10,497
6,000	Daio Paper Corp.^	76,644
11,027	Ence Energia y Celulosa S.A	41,986
6,700	Hokuetsu Kishu Paper Co., Ltd.	33,682
3,678	Holmen AB, Class B	87,061
4,627	Interfor Corp.*	48,900
5,272	Metsa Board OYJ	31,357
6,301	Mondi plc	120,630
5,731	Navigator Co. SA (The)	20,516
3,200	Nippon Paper Industries Co., Ltd.	52,264
2,821	Norbord, Inc.	67,634
25,900	OYI Paper Co., Ltd.	121,579
1,598	Semapa-Sociedade de Investimento E Gestao	20,381
898	Stella-Jones, Inc.	26,241
11,332	Stora Enso OYJ, Registered Shares	136,662
10,437	Svenska Cellulosa AB, Class B	93,179
600	Tokushu Tokai Paper Co., Ltd.	21,021
13,480	UPM-Kymmene OYJ	398,855
3,166	West Fraser Timber Co., Ltd.	126,668
24,618	Western Forest Products, Inc.	22,301

		1,693,847

Personal Products (0.8%):
18,108	Asaleo Care, Ltd.*	11,915
458	Beiersdorf AG	54,032
16,000	Best World International, Ltd.	11,811
498	Blackmores, Ltd.	28,810
800	Fancl Corp.	21,286
300	HABA Laboratories, Inc.	22,352
1,514	Jamieson Wellness, Inc.	26,595
3,900	Kao Corp.	289,277
300	Kobayashi Pharmaceutical Co., Ltd.	22,934
400	Kose Corp.	67,602
861	L’Oreal SA	241,226
400	Milbon Co., Ltd.	19,795
1,000	Noevir Holdings Co., Ltd.	52,502
3,305	Ontex Group NV	59,500
1,400	Pola Orbis Holdings, Inc.	31,516
3,000	Shiseido Co., Ltd.	239,707
9,464	Unilever NV, NYS	568,124
958	Unilever NV	57,556
366	Unilever plc	22,003
4,976	Unilever plc, ADR	299,058
1,300	Ya-Man, Ltd.	8,498

		2,156,099

Pharmaceuticals (3.4%):
287	Alk-Abello A/S*	59,041
25,941	Alliance Pharma plc	22,934
1,867	Almirall SA	32,648
1,900	Aska Pharmaceutical Co., Ltd.	19,209
16,400	Astellas Pharma, Inc.	234,415

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
15,563	AstraZeneca plc, ADR	$693,644
5,900	Aurora Cannabis, Inc.*	25,921
1,145	Bausch Health Cos., Inc.*	25,018
8,600	Bausch Health Cos., Inc.*	187,621
8,705	Bayer AG, Registered Shares	613,677
693	Boiron SA	24,530
400	Chugai Pharmaceutical Co., Ltd.	31,186
600	Daiichi Sankyo Co., Ltd.	37,844
1,600	Dainippon Sumitomo Pharma Co., Ltd.	26,447
700	Eisai Co., Ltd.	35,757
20,341	Faes Farma SA	103,844
700	Fuji Pharma Co., Ltd.	8,568
500	Fuso Pharmaceutical Industries. Ltd.	9,103
3,801	GlaxoSmithKline plc	81,346
11,369	GlaxoSmithKline plc, ADR	485,229
2,830	H. Lundbeck A/S	93,916
4,000	Haw Par Corp., Ltd.	38,732
4,811	Hikma Pharmaceuticals plc	130,085
500	Hisamitsu Pharmaceutical Co., Inc.	22,005
26,202	Indivior plc*	15,631
701	Ipsen SA	66,529
98,000	Jacobson Pharma Corp., Ltd.	15,842
1,000	Kaken Pharmaceutical Co., Ltd.	46,480
1,000	Kissei Pharmaceutical Co., Ltd.	24,239
1,700	Kyorin Holdings, Inc.	28,274
1,100	Kyowa Hakko Kogyo Co., Ltd.	21,364
98,378	Mayne Pharma Group, Ltd.*	34,605
468	Merck KGaA	52,729
4,400	Mitsubishi Tanabe Pharma Corp.	48,454
3,200	Nichi-Iko Pharmaceutical Co., Ltd.	35,726
300	Nippon Shinyaku Co., Ltd.	25,364
16,906	Novartis AG, Registered Shares	1,468,068
13,371	Novo Nordisk A/S, Class B	690,537
1,000	Ono Pharmaceutical Co., Ltd.	18,189
1,037	Orion OYJ	38,422
4,471	Orion OYJ, Class B	166,709
800	Otsuka Holdings Co., Ltd.	29,928
1,732	Recipharm AB	23,247
3,141	Recordati SpA	134,804
216	Roche Holding AG	62,553
5,605	Roche Holding AG	1,634,969
600	Rohto Pharmaceutical Co., Ltd.	16,482
5,759	Sanofi-Aventis SA	533,949
1,600	Santen Pharmaceutical Co., Ltd.	27,918
1,200	Sawai Pharmaceutical Co., Ltd.	61,980
1,300	Seikagaku Corp.	13,693
1,400	Shionogi & Co., Ltd.	78,118
400	Taisho Pharmaceutical Holdings Co., Ltd.	29,214
2,300	Takeda Pharmacuetical Co., Ltd.	78,814
3,519	Teva Pharmaceutical Industries, Ltd.*	24,401
800	Torii Pharmaceutical Co., Ltd.	21,362
1,200	Towa Pharmaceutical Co., Ltd.	27,946
1,400	Tsumura & Co.	37,614
1,144	UCB SA	83,059
46,000	United Laboratories International Holdings, Ltd.	24,227
37,691	Vectura Group plc*	39,745
1,353	Vifor Pharma AG	216,349
116	Virbac SA*	26,546

		9,066,800

Professional Services (2.1%):
6,887	Adecco SA, Registered Shares	381,036
3,706	AF Poyry AB	74,647
1,162	Akka Technologies SA	80,019

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
7,788	ALS, Ltd.	$42,190
770	Altech Corp.	10,930
80	Amadeus Fire AG	8,837
9,096	Applus Services SA	118,068
1,000	Baycurrent Consulting, Inc.	44,026
3,600	Benefit One, Inc.	68,051
372	Bertrandt AG	16,764
7,058	Bureau Veritas SA	170,168
26,624	Capita Group plc*	47,407
180	Danel Adir Yeoshua, Ltd.	12,263
1,100	DKSH Holding, Ltd.	54,969
900	EN-Japan, Inc.	34,694
11,350	Experian plc	362,544
1,200	FULLCAST Holdings Co., Ltd.	24,433
900	Funai Soken Holdings, Inc.	20,598
175	Groupe Crit	12,625
76,397	Hays plc	141,588
2,680	Intertek Group plc	180,416
2,270	Intertrust NV(a)	44,397
5,691	IPH, Ltd.	33,505
800	IR Japan Holdings, Ltd.	28,428
1,000	Jac Recruitment Co., Ltd.	19,278
5,154	McMillan Shakespeare, Ltd.	56,747
1,100	Meitec Corp.	54,098
18,606	Michael Page International plc	100,462
2,597	Morneau Shepell, Inc.	64,616
700	Nexyz Group Corp.	12,442
2,500	Nihon M&A Center, Inc.	70,853
3,600	Nomura Co., Ltd.	45,332
3,000	Outsourcing, Inc.	28,572
2,000	Pasona Group, Inc.	28,698
1,700	Persol Holdings Co., Ltd.	32,364
5,320	Randstad Holding NV	261,314
8,900	Recruit Holdings Co., Ltd.	272,063
7,938	Reed Elsevier plc	188,295
5,236	RELX plc, ADR^	124,198
2,833	Ricardo plc	22,150
6,390	Robert Walters plc	43,046
7,390	Seek, Ltd.	107,241
80	SGS SA, Registered Shares	198,303
2,100	SIGMAXYZ, Inc.	28,163
2,400	SMS Co., Ltd.	58,713
1,400	Stantec, Inc.	30,987
2,421	Stantec, Inc.	53,674
7,669	SThree plc	28,565
1,100	Tanseisha Co., Ltd.	12,366
1,200	Technopro Holdings, Inc.	71,156
2,255	Teleperformance	489,196
2,878	Thomson Reuters Corp.	192,480
1,800	Trust Tech, Inc.	21,702
1,100	UT Group Co., Ltd.	23,523
800	Weathernews, Inc.	24,536
10,253	Wolters Kluwer NV	748,742
600	YAMADA Consulting Group Co., Ltd.	9,371
3,100	Yumeshin Holdings Co., Ltd.	25,156

		5,561,005

Real Estate Management & Development (2.9%):
1,963	Adler Real Estate AG*	24,717
585	ADO Group, Ltd.*	16,058
902	ADO Properties SA(a)	37,154
1,200	AEON Mall Co., Ltd.	19,005
3,164	Airport City, Ltd.*	61,458
2,300	Airport Facilities Co., Ltd.	11,316
770	Allreal Holding AG	148,127
2,762	Alony Hetz Properties & Invest	40,404
492	Alrov Properties And Lodgings, Ltd.	20,927

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
1,000	Altus Group, Ltd.	$30,158
2,393	Amot Investments, Ltd.	17,719
7,650	Aroundtown SA	62,561
18,300	Ascendas India Trust	20,659
2,512	Ashtrom Properties, Ltd.	16,121
46,000	Asia Standard International Group, Ltd.	7,430
2,076	Atrium Ljungberg AB, Class B	45,877
14,896	Aveo Group	21,419
578	Azrieli Group	45,411
45	Bayside Land Corp.	28,775
210	Big Shopping Centers, Ltd.	19,175
3,700	Bukit Sembawang Estates, Ltd.	12,971
1,910	CA Immobilien Anlagen AG	67,725
19,711	Capital & Counties Properties plc	56,979
38,900	CapitaLand, Ltd.	99,664
2,300	Castellum AB	49,264
1,571	Catena AB	51,585
2,740	Cedar Woods Properties, Ltd.	12,838
18,000	Chinese Estates Holdings, Ltd.	12,861
41,300	Chip Eng Seng Corp., Ltd.	18,709
52,000	Chuang’s Consortium International, Ltd.	10,727
7,300	City Developments, Ltd.	52,048
1,684	Citycon OYJ	17,664
16,430	CK Asset Holdings, Ltd.	111,884
3,803	CLS Holdings plc	11,127
72,500	Cnqc International Holdings, Ltd.	11,844
1,625	Colliers International Group	121,956
741	Corestate Capital Holding SA	27,295
11,583	Countrywide plc*	566
340,000	CSI Properties, Ltd.	11,259
168	Daejan Holdings plc	10,388
1,700	Daibiru Corp.	17,498
900	Daito Trust Construction Co., Ltd.	115,404
10,300	Daiwa House Industry Co., Ltd.	335,647
1,654	Deutsche Euroshop AG	46,651
3,980	Deutsche Wohnen AG	145,316
2,618	Dic Asset AG	33,490
3,441	Dios Fastigheter AB	30,032
2,900	Dream Unlimited Corp.	20,929
34,000	Emperor International Holdings	7,473
2,667	Entra ASA(a)	41,842
1,853	Fabege AB	30,537
68,000	Far East Consortium International, Ltd.	28,902
1,175	Fastighets AB Balder*	44,503
3,800	First Capital Realty, Inc.	63,309
1,529	FirstService Corp.	156,829
11,092	Foxtons Group PLC*	6,819
16,000	Frasers Centrepoint, Ltd.	20,277
1,100	Goldcrest Co., Ltd.	21,584
21,186	Grainger Trust plc	64,107
2,575	Grand City Properties SA	57,920
10,000	Great Eagle Holdings, Ltd.	34,153
17,100	GuocoLand, Ltd.	24,890
28,000	Hang Lung Group, Ltd.	69,941
38,984	Hang Lung Properties, Ltd.	88,613
1,200	Heiwa Real Estate Co., Ltd.	26,977
5,154	Helical Bar plc	24,701
711	Hembla AB*	15,566
4,837	Hemfosa Fastigheter AB	48,999
16,706	Henderson Land Development Co., Ltd.	77,889
223	Hiag Immobilien AG	25,277

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
37,840	HKR International, Ltd.	$14,956
9,400	Ho Bee Land, Ltd.	15,851
18,500	Hong Fok Corp., Ltd.	10,932
9,000	Hongkong Land Holdings, Ltd.	50,710
2,896	Hufvudstaden AB	52,436
3,000	Hulic Co., Ltd.	30,801
11,000	Hysan Development Co., Ltd.	44,505
12,900	Ichigo, Inc.	52,231
1,650	IMMOFINANZ AG	45,922
9,306	Industrial Buildings Corp., Ltd.*	21,405
52	Intershop Holdings AG	28,093
2,000	Invesque, Inc.	13,400
1,400	Keihanshin Building Co., Ltd.	17,062
12,300	Kenedix, Inc.	62,214
22,225	Kerry Properties, Ltd.	68,783
21,647	Klovern AB	40,418
26,000	Kowloon Development Co., Ltd.	31,066
7,162	Kungsleden AB	65,055
11,400	Lai Sun Development Co., Ltd.	13,304
112,800	Landing International Development, Ltd.*	14,882
44,500	Langham Hospitality Investment	12,333
1,358	LEG Immobilien AG	155,429
11,224	Lend Lease Group	133,225
14,300	Leopalace21 Corp.*^	33,725
8,000	Liu Chong Hing Investment, Ltd.	10,624
4,644	LSL Property Services plc	12,274
578	Melisron, Ltd.	37,346
59,000	Mingfa Group International Co., Ltd.*	424
5,400	Mitsubishi Estate Co., Ltd.	104,577
4,100	Mitsui Fudosan Co., Ltd.	102,053
338	Mobimo Holding AG, Registered Shares	95,550
200	Morguard Corp.	31,177
169,351	New World Development Co., Ltd.	221,236
2,193	Nexity SA	104,454
800	Nippon Commercial Development Co., Ltd.	10,819
1,700	Nisshin Fudosan Co.	7,265
3,200	Nomura Real Estate Holdings, Inc.	69,404
4,837	Nyfosa AB*	32,928
2,400	Open House Co., Ltd.	57,485
17,900	Oue, Ltd.	18,929
48,521	Oxley Holdings, Ltd.	11,082
1,449	Patrizia Immobilien AG	26,926
94	Plazza AG	23,929
2,600	Polytec Asset Holdings, Ltd.	311
31,000	Prospect Co., Ltd.*	6,023
1,314	PSP Swiss Property AG	166,852
700	Raysum Co., Ltd.	7,289
2,300	Relo Holdings, Inc.	56,664
2,615	S Immo AG	60,125
1,200	SAMTY Co., Ltd.	20,929
9,123	Savills plc	98,665
7,103	Servcorp, Ltd.	20,280
2,600	Shinoken Group Co., Ltd.	23,084
100,800	Sinarmas Land, Ltd.	16,054
54,825	Sino Land Co., Ltd.	82,749
5,000	Soundwill Holdings, Ltd.	6,160
8,938	St. Modwen Properties plc	47,739
2,900	Sumitomo Realty & Development Co., Ltd.	110,852
1,493	Summit Real Estate Holdings, Ltd.	17,702
1,800	Sun Frontier Fudousan Co., Ltd.	21,486
11,421	Sun Hung Kai Properties, Ltd.	165,118

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
10,646	Swire Pacific, Ltd., Class A	$99,213
17,500	Swire Pacific, Ltd., Class B	25,481
5,800	Swire Properties, Ltd.	18,283
2,643	Swiss Prime Site AG	258,858
3,756	TAG Immobilien AG	85,696
21,000	TAI Cheung Holdings, Ltd.	16,811
4,200	Takara Leben Co., Ltd.	16,310
2,606	TLG Immobilien AG	70,851
4,500	Toc Co., Ltd.	34,375
6,400	Tokyo Tatemono Co., Ltd.	90,325
18,600	Tokyu Fudosan Holdings Corp.	119,210
2,400	Tosei Corp.	28,477
5,276	Tricon Capital Group, Inc.	40,465
6,860	U & I Group plc	13,207
213	UBM Development AG	9,774
22,100	United Engineers, Ltd.	40,475
1,200	Unizo Holdings Co., Ltd.	53,472
9,300	UOL Group, Ltd.	50,497
9,918	Urban & Civic plc	39,503
6,654	Villa World, Ltd.	10,464
2,129	Vonovia SE	107,984
4,128	Wallenstam AB	46,812
21,324	Wharf Holdings, Ltd. (The)	46,683
10,000	Wharf Real Estate Investment Co., Ltd.	54,825
12,829	Wheelock & Co., Ltd.	73,125
4,678	Wihlborgs Fastigheter AB	76,048
20,700	Wing Tai Holdings, Ltd.	30,731
16,000	Wing Tai Properties, Ltd.	9,799
17	Zug Estates Holding AG	34,581

		7,727,537

Road & Rail (1.6%):
8,566	A2B Australia, Ltd.	8,500
43,226	Aurizon Holdings, Ltd.	172,282
5,353	Canadian National Railway Co.	481,020
400	Canadian National Railway Co.	35,921
1,009	Canadian Pacific Railway, Ltd.	224,462
600	Central Japan Railway Co.	123,859
1,200	Chilled & Frozen Logistics Holdings Co., Ltd.	13,748
44,100	ComfortDelGro Corp., Ltd.	76,716
4,147	DSV A/S	395,086
1,400	East Japan Railway Co.	133,946
8,727	Europcar Groupe SA(a)	48,451
64,976	FirstGroup plc*	109,827
900	Fukuyama Transporting Co., Ltd.	31,766
4,083	Go-Ahead Group plc	101,146
1,000	Hamakyorex Co., Ltd.	32,283
3,000	Hankyu Hanshin Holdings, Inc.	116,135
2,200	Hitachi Transport System, Ltd.	64,599
1,100	Ichinen Holdings Co., Ltd.	11,110
206	Jungfraubahn Holding AG, Registered Shares	32,001
2,500	Keihin Electric Express Railway Co., Ltd.	48,683
700	Keio Corp.	43,721
900	Keisei Electric Railway Co., Ltd.	37,157
1,500	Kintetsu Corp.	78,352
400	Maruzen Showa Unyu Co., Ltd.	11,201
9,515	MTR Corp., Ltd.	53,143
2,700	Nagoya Railroad Co., Ltd.	80,952
2,400	Nankai Electric Railway Co., Ltd.	60,962
29,502	National Express Group plc	157,036
1,100	Nippon Express Co., Ltd.	56,129
3,300	Nippon Konpo Unyu Soko Co., Ltd.	75,685

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
2,100	Nishi-Nippon Railroad Co., Ltd.	$46,324
5,199	Nobina AB(a)	32,513
8,429	Northgate plc	34,194
2,800	Odakyu Electric Railway Co., Ltd.	67,290
13,948	Redde plc	19,638
500	Sakai Moving Service Co., Ltd.	28,778
2,300	Sankyu, Inc.	120,046
4,000	Seino Holdings Co., Ltd.	50,065
11,100	Senko Co., Ltd.	86,790
823	Sixt Leasing Se^	10,851
1,659	Sixt SE	109,037
1,209	Sixt SE	115,881
2,000	Sotetsu Holdings, Inc.	52,470
31,768	Stagecoach Group plc	52,213
278	Stef S.A.	25,756
5,661	Tfi International, Inc.	173,330
2,000	Tobu Railway Co., Ltd.	65,039
1,800	Tokyu Corp.	33,899
300	Tonami Holdings Co., Ltd.	12,831
3,772	Tourism Holdings, Ltd.	9,986
600	Trancom Co., Ltd.	34,834
20,000	Transport International Holdings, Ltd.	50,341
700	West Japan Railway Co.	59,304

		4,207,289

Semiconductors & Semiconductor Equipment (1.3%):
2,600	Advantest Corp.	115,012
1,000	Aixtron SE*	10,215
2,386	ASM International NV	220,082
14,619	ASM Pacific Technology, Ltd.	179,595
2,787	ASML Holding NV, NYS	692,346
4,404	BE Semiconductor Industries NV	138,162
3,163	Dialog Semiconductor plc*	149,830
500	Disco Corp.	95,691
839	Elmos Semiconductor AG	22,266
2,300	Ferrotec Corp.	18,092
438	First Sensor AG	15,312
17,569	Infineon Technologies AG	315,777
2,200	Japan Material Co., Ltd.	27,333
800	Lasertec Corp.	50,534
1,200	Megachips Corp.	18,543
1,090	Melexis NV	75,587
3,100	Micronics Japan Co., Ltd.	24,819
800	Mimasu Semiconductor Industry	12,934
1,700	Mitsui High-Tec, Inc.	26,959
12,100	Renesas Electronics Corp.*	78,702
1,100	ROHM Co., Ltd.	84,839
1,600	Sanken Electric Co., Ltd.	31,837
2,300	Screen Holdings Co., Ltd.	137,292
700	Shibaura Mechatronics Corp.	18,677
300	Shindengen Electric Manufacturing Co., Ltd.	9,741
4,800	Shinko Electric Industries Co., Ltd.	41,302
992	Siltronic AG	75,472
285	SMA Solar Technology AG*	8,086
474	Soitec*	46,830
8,416	STMicroelectronics NV	163,042
1,086	SUESS MicroTec SE*	9,797
5,400	SUMCO Corp.	73,287
1,100	Tokyo Electron, Ltd.	211,318
1,400	Tokyo Seimitsu Co., Ltd.	41,519
2,300	Towa Corp.	18,339
2,312	Tower Semiconductor, Ltd.*	44,483
300	Tri Chemical Laboratories, Inc.*	18,427
140	U-Blox AG	10,107
2,400	Ulvac, Inc.	97,309

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
2,000	Yamaichi Electronics Co., Ltd.	$22,850

		3,452,345

Software (1.0%):
1,800	Access Co., Ltd.	12,981
4,557	Altium, Ltd.	102,698
585	Aveva Group plc	26,603
14,854	BlackBerry, Ltd.*	77,819
7,787	Bravura Solutions, Ltd.	21,898
500	Computer Engineering & Consulting, Ltd.	9,383
301	Constellation Software, Inc.	300,647
700	Cresco, Ltd.	22,348
1,200	Cybozu, Inc.	11,267
460	Dassault Systemes SA	65,521
1,064	Descartes Systems Group, Inc.*	42,890
300	Digital Arts, Inc.	19,837
1,200	Enghouse Systems, Ltd.	33,064
1,400	Fukui Computer Holdings, Inc.	31,860
900	Gunosy, Inc.*	11,703
13,353	Hansen Technology, Ltd.	34,086
916	Hilan, Ltd.	37,369
4,400	Infomart Corp.	68,613
13,965	Infomedia, Ltd.	19,147
6,854	IRESS, Ltd.	53,655
9,063	Isentia Group, Ltd.*	2,697
400	Kinaxis, Inc.*	26,035
1,361	Lectra	26,843
172	Linedata Services	5,643
1,195	Magic Software Enterprises, Ltd.	10,868
8,235	Micro Focus International plc, ADR^	116,525
500	Miroku Jyoho Service Co., Ltd.	13,713
2,085	Nemetschek Se	106,405
546	NICE Systems, Ltd.*	78,628
3,485	Open Text Corp.	142,223
700	Oracle Corp.	61,034
2,053	Rib Software Se	47,618
16,033	Sage Group plc	136,375
2,059	SAP AG	242,031
2,151	SimCorp A/S	189,035
998	Software AG	27,419
500	SRA Holdings	11,089
2,800	Systena Corp.	41,640
8,525	Technology One, Ltd.	41,353
1,610	Temenos Group AG	269,871
1,900	Trend Micro, Inc.	90,791
8,732	Vista Group International, Ltd.	20,966

		2,712,191

Specialty Retail (1.5%):
400	ABC-Mart, Inc.	25,435
16,866	Accent Group, Ltd.	19,415
10,400	Adairs, Ltd.	13,320
1,300	Adastria Co., Ltd.	29,294
900	Alpen Co., Ltd.	14,221
26,593	AMA Group, Ltd.	21,794
2,600	Aoki Holdings, Inc.	25,101
2,800	Aoyama Trading Co., Ltd.	48,989
3,235	AP Eagers, Ltd.	31,042
1,900	Arcland Sakamoto Co., Ltd.	22,150
700	Autobacs Seven Co., Ltd.	11,490
1,813	Autocanada, Inc.	10,935
19,633	BCA Marketplace plc	56,908
4,300	BIC Camera, Inc.	45,432
6,038	Bilia AB, Class A	47,986
3,245	Byggmax Group AB*	9,701
16,294	Card Factory PLC	33,611

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
3,919	Ceconomy AG*	$21,211
800	Chiyoda Co., Ltd.	12,569
18,000	Chow Sang Sang Holdings International, Ltd.	19,326
31,200	Chow Tai Fook Jewellery Group, Ltd.	25,892
2,205	Clas Ohlson AB	21,172
4,700	DCM Holdings Co., Ltd.	46,225
52,248	Dixons Carphone plc	76,384
1,884	Dufry AG, Registered Shares	157,770
5,850	Dunelm Group plc	60,284
4,900	Edion Corp.	47,305
230,000	Emperor Watch & Jewellery, Ltd.	4,973
77,300	Esprit Holdings, Ltd.*	14,645
400	Fast Retailing Co., Ltd.	238,489
104	Fenix Outdoor International AG	9,717
811	Fielmann AG	59,686
2,300	Geo Holdings Corp.	27,313
130,000	Giordano International, Ltd.	37,838
1,946	Grandvision BV(a)	58,277
878	Groupe FNAC SA*	55,539
13,359	Halfords Group plc	27,942
5,546	Hennes & Mauritz AB, Class B	107,661
300	Hikari Tsushin, Inc.	65,175
483	Hornbach Baumarkt AG	9,311
721	Hornbach Holding AG & Co. KGaA	40,865
22,000	I.T, Ltd.	6,140
5,100	Idom, Inc.	22,431
5,629	Industria de Diseno Textil SA	174,341
5,883	JB Hi-Fi, Ltd.	135,123
27,079	JD Sports Fashion plc	250,117
700	Jin Co., Ltd.	41,646
1,500	Joshin Denki Co., Ltd.	29,823
3,370	KappAhl AB	6,838
8,824	Kathmandu Holdings, Ltd.	16,890
1,700	Keiyo Co., Ltd.	7,761
71,499	Kingfisher plc	181,721
900	Kohnan Shoji Co., Ltd.	19,878
5,100	Kojima Co., Ltd.	23,041
1,600	Komeri Co., Ltd.	32,428
6,600	K’s Holding Corp.	71,846
2,366	Leon’s Furniture, Ltd.	29,381
300	Lixil Viva Corp.	4,520
20,250	L’occitane International SA	40,396
19,046	Lookers plc	13,205
20,000	Luk Fook Holdings International, Ltd.	50,331
2,347	Matas A/S	17,311
1,681	Mekonomen AB*	14,144
2,955	Mobilezone Holding AG	29,106
3,966	Nick Scali, Ltd.	20,088
1,900	Nishimatsuya Chain Co., Ltd.	16,179
400	Nitori Co., Ltd.	58,530
2,300	Nojima Corp.	38,768
40,000	Oriental Watch Holdings	7,878
700	Pal Group Holdings Co., Ltd.	21,645
76,677	Pendragon plc	8,625
19,618	Pets At Home Group plc	50,210
3,511	Premier Investments, Ltd.	45,932
58,000	SA SA International Holdings, Ltd.	12,874
1,800	Shimachu Co., Ltd.	43,972
800	Shimamura Co., Ltd.	63,610
2,900	Sleep Country Canada Holdings, Inc.(a)	45,119
9,000	Sports Direct International*	30,890
8,650	Super Retail Group, Ltd.	57,918
3,968	Supergroup plc	20,109
900	T-Gaia Corp.	18,234

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
1,300	United Arrows, Ltd.	$38,095
2,400	USS Co., Ltd.	46,816
240	Valora Holding AG	65,051
8,200	VT Holdings Co., Ltd.	33,821
4,080	WHSmith plc	99,670
300	Workman Co., Ltd.	21,785
700	Xebio Holdings Co., Ltd.	7,627
1,990	XXL ASA*^(a)	4,958
10,200	Yamada Denki Co., Ltd.	49,371
800	Yellow Hat, Ltd.	11,832

		3,870,418

Technology Hardware, Storage & Peripherals (0.5%):
6,400	Brother Industries, Ltd.	116,820
4,800	Canon, Inc.	128,155
700	EIZO Corp.	24,545
900	Elecom Co., Ltd.	35,331
2,200	Fujifilm Holdings Corp.	96,968
1,300	Fujitsu Frontech, Ltd.	11,363
1,900	Hitachi Maxell, Ltd.	27,142
14,600	Konica Minolta Holdings, Inc.	102,106
6,508	Logitech International SA	265,136
4,900	Mcj Co., Ltd.	30,969
2,500	NEC Corp.	105,959
1,935	Neopost	40,086
1,300	Noritsu Koki Co., Ltd.	20,600
13,100	Ricoh Co., Ltd.	118,605
600	Roland Dg Corp.	11,156
2,197	S&T AG	43,741
7,600	Seiko Epson Corp.	107,486
1,800	Toshiba Tec Corp.	53,418
4,400	Wacom Co., Ltd.	14,391

		1,353,977

Textiles, Apparel & Luxury Goods (1.5%):
1,248	Adidas AG	388,352
1,537	Aritzia, Inc.*	19,481
1,500	Asics Corp.	25,625
1,700	Atsugi Co., Ltd.	13,150
287	Bijou Brigitte AG	12,666
1,383	Brunello Cucinelli SpA	43,094
6,313	Burberry Group plc	168,822
364	Calida Holding AG	11,310
408	Canada Goose Holdings, Inc.*	17,940
3,896	Compagnie Financiere Richemont SA	286,395
485	Delta-Galil Industries, Ltd.	12,107
800	Descente, Ltd.	10,642
829	Fox Wizel, Ltd.	29,620
900	Fujibo Holdings, Inc.	25,170
2,382	Gildan Activewear, Inc.	84,561
28,000	Global Brands Group Holding, Ltd.*	2,246
400	Goldwin, Inc.	34,291
900	Gunze, Ltd.	37,754
189	Hermes International SA	130,707
2,775	Hugo Boss AG	148,758
2,800	Japan Wool Textile Co., Ltd. (The)	25,722
420	Kering	214,386
1,500	Komatsu Seiren Co., Ltd.	10,874
700	Kurabo Industries, Ltd.	14,672
399,238	Li & Fung, Ltd.	45,646
2,443	LVMH Moet Hennessy Louis Vuitton SA	972,350
5,170	Moncler SpA	184,387
3,560	New Wave Group AB	20,314
5,000	Onward Holdings Co., Ltd.	26,090
9,893	Ovs SpA*(a)	18,358

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
44,000	Pacific Textiles Holdings, Ltd.	$29,638
2,465	Pandora A/S	99,079
12,900	Prada SpA	37,577
990	Puma SE	76,601
1,469	Salvatore Ferragamo Italia SpA	27,168
73,200	Samsonite International SA(a)	156,002
2,100	Sankyo Seiko Co., Ltd.	9,999
500	Sanyo Shokai, Ltd.	6,747
1,800	Seiko Holdings Corp.	39,756
2,500	Seiren Co., Ltd.	28,988
17,500	Stella International Holdings, Ltd.	27,308
244	Swatch Group AG (The), Class B	64,902
953	Swatch Group AG (The), Registered Shares	47,978
1,909	Ted Baker plc	22,739
60,000	Texwinca Holdings, Ltd.	13,793
404	Tod’s SpA	19,852
3,200	Tsi Holdings Co., Ltd.	17,771
5,500	Unitika, Ltd.*	16,295
2,000	Wacoal Holdings Corp.	51,670
45,514	Yue Yuen Industrial Holdings, Ltd.	124,930

		3,954,283

Thrifts & Mortgage Finance (0.2%):
2,831	Aareal Bank AG	86,048
6,165	Deutsche Pfandbriefbank AG(a)	75,224
615	Equitable Group, Inc.	48,194
1,100	Firm Capital Mortgage Investment Corp.	11,592
2,026	Genworth MI Canada, Inc.	80,447
16,190	Genworth Mortgage Insurance AU	37,159
3,512	Home Capital Group, Inc.*	68,321
3,730	MyState, Ltd.	11,507
15,593	Onesavings Bank plc	70,797
13,033	Paragon Group of Cos. plc (The)	77,287
3,600	Timbercreek Financial Corp.	26,252

		592,828

Tobacco (0.5%):
17,929	British American Tobacco plc	662,730
8,782	Imperial Tobacco Group plc, Class A	197,239
13,100	Japan Tobacco, Inc.	287,099
3,118	Scandinavian Tobacco Group A/S(a)	36,488
2,105	Swedish Match AB, Class B	87,104

		1,270,660

Trading Companies & Distributors (1.7%):
2,637	AddTech AB, Class B	68,626
1,000	Alconix Corp.	11,711
14,372	Ashtead Group plc	399,838
1,271	B&b Tools AB	10,820
653	BayWa AG	18,469
2,337	Beijer Ref AB	53,140
12,500	BOC Aviation, Ltd.(a)	115,636
537	Bossard Holding AG	73,934
5,520	Brenntag AG	267,099
4,067	Bunzl plc	106,308
4,000	CanWel Building Materials Group, Ltd.	13,920
70,000	China Strategic Holdings, Ltd.*	329
3,143	Cramo OYJ	33,658
400	Daiichi Jitsugyo Co., Ltd.	11,538
5,850	Diploma plc	119,592
3,513	Ferguson plc	256,610
1,100	Finning International, Inc.	19,256
1,200	Furusato Industries, Ltd.	16,046
7,815	Grafton Group plc	72,995
1,700	Hanwa Co., Ltd.	46,822

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
32,140	Howden Joinery Group plc	$221,370
1,598	Imcd Group NV	118,173
900	Inaba Denki Sangyo Co., Ltd.	39,511
1,800	Inabata & Co., Ltd.	22,263
3,231	Indutrade AB	90,590
7,900	Itochu Corp.	163,787
2,600	Iwatani Corp.	87,622
616	Jacquet Metal Service	10,410
500	Japan Pulp & Paper Co., Ltd.	17,385
700	Kamei Corp.	7,109
900	Kanaden Corp.	10,690
1,700	Kanamoto Co., Ltd.	42,450
4,800	Kanematsu Corp.	54,246
5,365	Kloeckner & Co. SE	32,550
14,200	Marubeni Corp.	94,792
900	Maruka Corp.*	17,337
1,100	Mitani Corp.	54,766
10,700	Mitsubishi Corp.	263,519
13,100	Mitsui & Co., Ltd.	215,276
1,271	Momentum Group AB, Class B	12,838
1,800	MonotaRo Co., Ltd.	47,446
4,300	Nagase & Co., Ltd.	60,378
600	Nichiden Corp.	11,232
1,100	Nippon Steel & Sumikin Bussan	43,190
1,200	Nishio Rent All Co., Ltd.	30,985
700	Onoken Co., Ltd.	8,548
4,501	Reece, Ltd.	32,951
10,309	Rexel SA	110,415
3,492	Richelieu Hardware, Ltd.	67,378
2,804	Russel Metals, Inc.	44,811
1,200	Seika Corp.	14,771
600	Senshu Electric Co., Ltd.	15,724
4,146	Seven Group Holdings, Ltd.	48,667
22,285	SIG plc	34,434
21,100	Sojitz Corp.	65,689
409	Solar A/S	17,203
17,864	Speedy Hire plc	11,285
800	Sugimoto & Co., Ltd.	14,152
10,200	Sumitomo Corp.	160,032
600	Tomoe Engineering Co., Ltd.	13,117
2,572	Toromont Industries, Ltd.	124,261
2,100	Toyota Tsushu Corp.	68,112
9,061	Travis Perkins plc	143,774
1,000	Trusco Nakayama Corp.	23,453
800	Wajax Corp.	9,735
2,700	Wakita & Co., Ltd.	26,694
3,800	Yamazen Corp.	33,273
800	Yuasa Trading Co., Ltd.	22,912

		4,597,653

Transportation Infrastructure (0.6%):
833	Aena SA(a)	152,644
496	Aeroports de Paris	88,201
6,220	Atlantia SpA	150,587
12,050	Atlas Arteria, Ltd.	63,473
6,796	Auckland International Airport, Ltd.	38,839
21,398	BBA Aviation plc	82,107
4,570	Enav SpA(a)	25,812
671	Flughafen Zuerich AG	124,252
1,452	Fraport AG	123,138
3,270	Groupe Eurotunnel SA	49,127
2,440	Hamburger Hafen und Logistik AG	60,812
182,200	Hutchison Port Holdings Trust	28,457
2,770	James Fisher & Sons plc	70,058
400	Japan Airport Terminal Co., Ltd.	17,424
1,500	Kamigumi Co., Ltd.	33,986
2,100	Mitsubishi Logistics Corp.	53,603

Shares		Fair Value
Common Stocks, continued
Transportation Infrastructure, continued
400	Nissin Corp.	$5,767
47,661	Qube Holdings, Ltd.	103,056
15,500	SATS, Ltd.	54,380
1,641	SIAS SpA	28,646
3,800	Sumitomo Warehouse Co., Ltd. (The)	50,278
9,817	Sydney Airport	53,280
11,101	Transurban Group	110,172
2,729	Westshore Terminals Investment Corp.	42,129

		1,610,228

Water Utilities (0.2%):
15,034	Pennon Group plc	152,819
5,341	Severn Trent plc	142,202
45,000	Siic Environment Holdings, Ltd.	7,998
11,516	United Utilities Group plc	116,865

		419,884

Wireless Telecommunication Services (1.1%):
3,670	Cellcom Israel, Ltd.*	10,325
1,292	Drillisch AG	40,265
7,390	Freenet AG	152,137
88,000	Hutchison Telecommunications Holdings, Ltd.	14,834
27,900	KDDI Corp.	729,411
3,522	Millicom International Cellular SA, SDR	170,917
2,104	Mobistar SA	43,431
12,900	NTT DoCoMo, Inc.	329,442
1,000	Okinawa Cellular Telephone Co.	32,800
5,106	Partner Communications Co.*	24,910
1,708	Rogers Communications, Inc., Class B	83,231
35,000	Smartone Telecommunications Ho	30,384
20,300	SoftBank Group Corp.	797,436
21,800	StarHub, Ltd.	20,509
2,667	Tele2 AB^	39,675
229,560	Vodafone Group plc	457,074

		2,976,781

Total Common Stocks (Cost $260,759,477)		263,335,656

Preferred Stocks (0.4%):
Automobiles (0.4%):
1,600	Bayerische Motoren Werke AG (BMW), 6.47%, 5/8/20	88,772
2,667	Porsche Automobil Holding SE, 3.41%, 6/26/20	173,481
4,515	Volkswagen AG, 2.85%, 5/7/20	767,899

		1,030,152

Household Products (0.0%†):
638	Henkel AG & Co. KGaA, 1.88%, 4/21/20	63,163

Total Preferred Stocks (Cost $1,327,911)		1,093,315

Warrant (0.0%†):
Energy Equipment & Services (0.0%†):
64,038	Ezion Holdings, Ltd.	–

Total Warrant (Cost $–)		–

Rights (0.0%†):
Diversified Telecommunication Services (0.0%†):
1,167	Superloop, Ltd., Expires on 10/21/19*(b)	–

Metals & Mining (0.0%†):
9,084	Tahoe Resources, Inc. - CVR, Expires on 12/31/49*	2,124

See accompanying notes to the schedules of portfolio investments.

AZL DFA International Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Rights, continued
Metals & Mining, continued
5,574	Tahoe Resources, Inc. - CVR, Expires on 12/31/49*	$1,302

		3,426

Real Estate Management & Development (0.0%†):
10,325	Chip ENG Seng Corp., Expires on 10/11/19*	7

Total Rights (Cost $–)		3,433

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (1.1%):
$2,961,789	BlackRock Liquidity FedFund, Institutional Class (c)	2,961,789

Total Securities Held as Collateral for Securities on Loan (Cost $2,961,789)		2,961,789

Total Investment Securities (Cost $265,049,177) - 100.2%		267,394,193
Net other assets (liabilities) - (0.2)%		(608,165)

Net Assets - 100.0%		$266,786,028

Percentages indicated are based on net assets as of September 30, 2019.

ADR	-	American Depositary Receipt
CVR	-	Contingency Valued Rights
NYS	-	New York Shares
SDR	-	Swedish Depository Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019 was $2,821,864.
(a)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.
(b)	Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2019. The total of all such securities represent 0.00% of the net assets of the fund.
(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2019.
†	Represents less than 0.05%.

Amounts shown as “—” are either $0 or rounds to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2019:

Country	Percentage
Australia	6.4%
Austria	0.5%
Belgium	1.2%
Bermuda	0.1%
Cambodia	—%†
Canada	9.2%
Cayman Islands	—%†
China	0.1%
Colombia	—%†
Denmark	1.6%
Egypt	—%†
European Community	—%†
Faroe Islands	—%†
Finland	1.5%
France	7.9%
Germany	7.0%
Hong Kong	2.4%
India	—%†
Indonesia	—%†
Ireland (Republic of)	1.1%
Isle of Man	0.1%
Israel	0.8%
Italy	2.6%
Japan	23.8%
Jersey	—%†
Liechtenstein	—%†
Luxembourg	0.5%
Macau	—%†
Malta	—%†
Mexico	—%†
Monaco	—%†
Netherlands	3.3%
New Zealand	0.4%
Norway	0.8%
Peru	—%†
Portugal	0.1%
Russian Federation	—%†
Singapore	1.0%
Spain	2.3%
Sweden	2.6%
Switzerland	7.2%
United Arab Emirates	—%†
United Kingdom	14.1%
United States	1.4%

100.0%

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (99.7%):
Aerospace & Defense (2.5%):
1,810	AAR Corp.	$74,590
3,216	Aerojet Rocketdyne Holdings, Inc.*	162,440
1,163	AeroVironment, Inc.*	62,290
7,585	Arconic, Inc.	197,210
712	Astronics Corp.*	20,919
415	Astronics Corp., Class B*	12,164
1,481	Axon Enterprise, Inc.*	84,091
6,053	Boeing Co. (The)	2,302,985
2,197	BWX Technologies, Inc.	125,690
685	CPI Aerostructures, Inc.*	5,631
1,202	Cubic Corp.	84,657
1,891	Curtiss-Wright Corp.	244,639
625	Ducommun, Inc.*	26,500
3,113	General Dynamics Corp.	568,838
1,087	HEICO Corp.	135,745
1,807	HEICO Corp., Class A	175,839
3,413	Hexcel Corp.	280,310
1,376	Huntington Ingalls Industries, Inc.	291,423
4,471	Kratos Defense & Security Solutions, Inc.*	83,138
3,239	L3harris Technologies, Inc.	675,785
3,841	Lockheed Martin Corp.	1,498,220
1,378	Mercury Computer Systems, Inc.*	111,852
913	Moog, Inc., Class A	74,063
343	National Presto Industries, Inc.	30,558
2,411	Northrop Grumman Corp.	903,619
953	Park Aerospace Corp., Class C	16,735
4,443	Raytheon Co.	871,672
2,910	Spirit AeroSystems Holdings, Inc., Class A	239,318
597	Teledyne Technologies, Inc.*	192,228
7,277	Textron, Inc.	356,282
884	TransDigm Group, Inc.	460,272
2,166	Triumph Group, Inc.	49,558
10,925	United Technologies Corp.	1,491,481
741	Vectrus, Inc.*	30,122
6,897	WESCO Aircraft Holdings, Inc.*	75,936

		12,016,800

Air Freight & Logistics (0.6%):
3,741	Air Transport Services Group, Inc.*	78,636
1,400	Atlas Air Worldwide Holdings, Inc.*	35,322
3,518	C.H. Robinson Worldwide, Inc.	298,256
1,026	Echo Global Logistics, Inc.*	23,239
4,021	Expeditors International of Washington, Inc.	298,720
4,109	FedEx Corp.	598,147
1,079	Forward Air Corp.	68,754
1,993	Hub Group, Inc., Class A*	92,675
3,266	Radiant Logistics, Inc.*	16,885
10,351	United Parcel Service, Inc., Class B	1,240,257
4,309	XPO Logistics, Inc.*	308,395

		3,059,286

Airlines (0.8%):
5,917	Alaska Air Group, Inc.	384,072
667	Allegiant Travel Co.	99,823
6,467	American Airlines Group, Inc.	174,415
1,140	Copa Holdings SA, Class A	112,575
12,487	Delta Air Lines, Inc.	719,251
2,644	Hawaiian Holdings, Inc.	69,431
7,697	JetBlue Airways Corp.*	128,925
2,917	SkyWest, Inc.	167,436
17,481	Southwest Airlines Co.	944,150
3,618	Spirit Airlines, Inc.*	131,333
10,109	United Continental Holdings, Inc.*	893,737

		3,825,148

Shares		Fair Value
Common Stocks, continued
Auto Components (0.6%):
2,780	Adient plc	$63,829
8,138	American Axle & Manufacturing Holdings, Inc.*	66,894
5,014	Aptiv plc	438,323
3,249	Autoliv, Inc.^	256,281
6,472	BorgWarner, Inc.	237,393
2,411	Cooper Tire & Rubber Co.	62,975
1,256	Cooper-Standard Holding, Inc.*	51,345
8,752	Dana Holding Corp.	126,379
2,123	Delphi Technologies plc	28,448
1,395	Dorman Products, Inc.*	110,958
1,599	Fox Factory Holding Corp.*	99,522
1,259	Garrett Motion, Inc.*	12,540
14,974	Gentex Corp.	412,308
1,620	Gentherm, Inc.*	66,558
12,827	Goodyear Tire & Rubber Co.	184,773
1,365	Horizon Global Corp.*	5,214
1,015	LCI Industries	93,228
2,642	Lear Corp.	311,492
3,637	Modine Manufacturing Co.*	41,353
1,190	Motorcar Parts of America, Inc.*	20,111
1,436	Standard Motor Products, Inc.	69,718
1,582	Stoneridge, Inc.*	48,995
275	Strattec Security Corp.	5,495
3,917	Tenneco, Inc.	49,041
3,249	Veoneer, Inc.*^	48,703
986	Visteon Corp.*	81,384
1,621	VOXX International Corp.*	7,619

		3,000,879

Automobiles (0.5%):
72,805	Ford Motor Co.	666,894
31,998	General Motors Co.	1,199,286
7,220	Harley-Davidson, Inc.	259,703
429	Tesla Motors, Inc.*^	103,333
1,652	Winnebago Industries, Inc.	63,354

		2,292,570

Banks (6.8%):
1,278	1st Source Corp.	58,443
504	ACNB Corp.	17,287
954	Allegiance Bancshares, Inc.*	30,614
661	American National Bankshares, Inc.	23,446
587	American River Bankshares	7,983
2,629	Ameris Bancorp	105,791
704	Ames National Corp.	20,141
958	Arrow Financial Corp.	31,988
5,524	Associated Banc-Corp.	111,861
1,160	Atlantic Capital Bancshares, Inc.*	20,114
4,019	Atlantic Union Bankshares Corp.	149,688
2,876	Banc of California, Inc.	40,667
1,639	BancFirst Corp.	90,833
2,831	Bancorp, Inc. (The)*	28,027
2,523	BancorpSouth Bank	74,706
114,320	Bank of America Corp.	3,334,713
899	Bank of Commerce Holdings	9,790
1,489	Bank of Hawaii Corp.	127,950
902	Bank of Marin Bancorp	37,424
2,800	Bank of Nt Butterfield & Son, Ltd. (The)	82,992
4,810	Bank OZK	131,169
2,950	BankUnited, Inc.	99,179
1,829	Banner Corp.	102,735
1,189	Bar Harbor Bankshares	29,642
7,791	BB&T Corp.	415,805
842	BCB Bancorp, Inc.	10,811
2,598	Berkshire Hills Bancorp, Inc.	76,095
1,780	BOK Financial Corp.	140,887

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
5,245	Boston Private Financial Holdings, Inc.	$61,130
668	Bridge Bancorp, Inc.	19,746
5,107	Brookline Bancorp, Inc.	75,226
1,162	Bryn Mawr Bank Corp.	42,425
977	Byline BanCorp, Inc.*	17,469
74	C&F Financial Corp.	3,897
7,075	Cadence Bancorp	124,096
843	Camden National Corp.	36,519
1,309	Capital City Bank Group, Inc.	35,932
1,092	Carolina Financial Corp.	38,810
3,399	Cathay General Bancorp	118,064
1,225	CBTX, Inc.	34,153
5,698	Centerstate Banks, Inc.	136,667
1,402	Central Pacific Financial Corp.	39,817
933	Central Valley Community Bancorp	18,987
273	Century Bancorp, Inc.	23,915
377	Chemung Financial Corp.	15,834
2,299	CIT Group, Inc.	104,168
26,999	Citigroup, Inc.	1,865,090
943	Citizens & Northern Corp.	24,782
5,861	Citizens Financial Group, Inc.	207,304
552	Citizens Holding Co.	11,178
904	City Holding Co.	68,930
938	Civista Bancshares, Inc.	20,383
735	CNB Financial Corp.	21,095
81	Codorus Valley Bancorp, Inc.	1,884
56	Colony Bankcorp, Inc.	860
3,826	Columbia Banking System, Inc.	141,179
2,543	Comerica, Inc.	167,813
3,083	Commerce Bancshares, Inc.^	186,984
1,393	Community Bank System, Inc.	85,934
1,325	Community Trust Bancorp, Inc.	56,419
2,266	ConnectOne Bancorp, Inc.	50,305
1,451	Cullen/Frost Bankers, Inc.	128,486
2,643	Customers Bancorp, Inc.*	54,816
5,350	CVB Financial Corp.	111,655
408	DNB Financial Corp.	18,160
1,882	Eagle Bancorp, Inc.	83,975
4,316	East West Bancorp, Inc.	191,156
1,229	Enterprise Financial Services Corp.	50,082
682	Equity Bancshares, Inc.*	18,284
312	Evans Bancorp, Inc.	11,669
13,238	F.N.B. Corp.	152,634
1,329	Farmers National Banc Corp.	19,244
1,542	FB Financial Corp.	57,902
15,628	Fifth Third Bancorp	427,894
1,053	Financial Institutions, Inc.	31,780
12,011	First Bancorp	119,870
2,206	First Bancorp	79,195
814	First Bancorp, Inc.	22,377
611	First Bancshares, Inc. (The)	19,735
2,931	First Busey Corp.	74,096
664	First Business Financial Services, Inc.	15,989
365	First Citizens BancShares, Inc., Class A	172,116
5,424	First Commonwealth Financial Corp.	72,031
1,419	First Community Bankshares	45,933
5,037	First Financial Bancorp	123,281
4,532	First Financial Bankshares, Inc.	151,052
536	First Financial Corp.	23,300
733	First Financial Northwest, Inc.	10,834
1,996	First Foundation, Inc.	30,489
1,512	First Hawaiian, Inc.	40,370
11,600	First Horizon National Corp.	187,920

Shares		Fair Value
Common Stocks, continued
Banks, continued
1,244	First Interstate BancSystem, Class A	$50,059
2,964	First Merchants Corp.	111,550
660	First Mid-Illinois Bancshares, Inc.	22,849
4,022	First Midwest Bancorp, Inc.	78,349
1,573	First of Long Island Corp. (The)	35,786
2,517	First Republic Bank	243,394
2,253	Flushing Financial Corp.	45,522
322	Franklin Financial Network, Inc.	9,728
5,044	Fulton Financial Corp.	81,612
1,315	German American Bancorp, Inc.	42,146
3,017	Glacier Bancorp, Inc.	122,068
1,035	Great Southern Bancorp, Inc.	58,943
2,353	Great Western Bancorp, Inc.	77,649
4,107	Hancock Holding Co.	157,278
2,408	Hanmi Financial Corp.	45,222
3,310	HarborOne BanCorp, Inc.*	33,315
41	Hawthorn Bancshares, Inc.	977
1,853	Heartland Financial USA, Inc.	82,903
1,197	Heritage Financial Corp.	32,271
2,010	Hertiage Commerce Corp.	23,628
5,680	Hilltop Holdings, Inc.	135,695
4,922	Home Bancshares, Inc.	92,509
1,540	Hometrust Bancshares, Inc.	40,148
6,189	Hope BanCorp, Inc.	88,750
2,112	Horizon Bancorp	36,664
17,399	Huntington Bancshares, Inc.	248,284
1,730	IBERIABANK Corp.	130,684
929	Independent Bank Corp.	69,350
855	Independent Bank Corp.	18,224
2,071	Independent Bank Group, Inc.	108,955
3,359	International Bancshares Corp.	129,725
10,187	Investors Bancorp, Inc.	115,724
52,067	JPMorgan Chase & Co.	6,127,764
9,622	KeyCorp	171,656
2,859	Lakeland Bancorp, Inc.	44,114
1,656	Lakeland Financial Corp.	72,831
478	Landmark Bancorp, Inc.	11,128
712	LCNB Corp.	12,631
2,409	LegacyTexas Financial Group, Inc.	104,864
2,207	Live Oak Bancshares, Inc.	39,947
2,041	M&T Bank Corp.	322,416
2,571	Macatawa Bank Corp.	26,713
1,293	Mercantile Bank Corp.	42,410
2,295	Midland States BanCorp, Inc.	59,785
638	MidWestone Financial Group, Inc.	19,472
570	MutualFirst Financial, Inc.	17,966
1,805	National Bank Holdings Corp.	61,713
514	National Bankshares, Inc.	20,586
2,353	NBT Bancorp, Inc.	86,096
373	Nicolet Bankshares, Inc.*	24,831
510	Northrim Bancorp, Inc.	20,232
511	Norwood Financial Corp.	16,153
3,309	OFG Bancorp	72,467
440	Ohio Valley Banc Corp.	16,056
819	Old Line Bancshares, Inc.	23,759
7,959	Old National Bancorp	136,935
2,225	Old Second Bancorp, Inc.	27,190
1,951	Opus Bank	42,473
550	Origin BanCorp, Inc.	18,557
638	Orrstown Financial Services, Inc.	13,972
1,205	Pacific Mercantile Bancorp*	9,050
3,086	Pacific Premier Bancorp, Inc.	96,252
2,447	PacWest Bancorp	88,924
784	Park National Corp.	74,331
1,165	Peapack-Gladstone Financial Corp.	32,655
364	Penns Woods Bancorp, Inc.	16,835

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
608	Peoples Bancorp of NC	$18,064
1,361	Peoples Bancorp, Inc.	43,293
8,018	People’s United Financial, Inc.	125,361
749	People’s Utah BanCorp	21,189
2,297	Pinnacle Financial Partners, Inc.	130,355
5,024	PNC Financial Services Group, Inc.	704,163
2,484	Popular, Inc.	134,335
878	Preferred Bank Los Angeles	45,990
945	Premier Financial Bancorp, Inc.	16,226
2,332	Prosperity Bancshares, Inc.	164,709
606	QCR Holdings, Inc.	23,016
487	Rbb BanCorp	9,589
17,681	Regions Financial Corp.	279,713
2,997	Renasant Co.	104,925
1,417	Republic Bancorp, Inc., Class A	61,569
2,423	S & T Bancorp, Inc.	88,512
148	Salisbury Bancorp, Inc.	5,803
1,838	Sandy Spring Bancorp, Inc.	61,959
1,879	Seacoast Banking Corp.*	47,557
1,252	Select Bancorp, Inc.*	14,523
2,629	ServisFirst Bancshares, Inc.	87,151
1,113	Shore Bancshares, Inc.	17,151
1,028	Sierra Bancorp	27,304
933	Signature Bank	111,232
4,534	Simmons First National Corp., Class A	112,897
1,131	South State Corp.	85,164
2,003	Southern National Bancorp	30,826
2,264	Southside Bancshares, Inc.	77,225
7,203	Sterling Bancorp	144,492
1,432	Stock Yards Bancorp, Inc.	52,540
557	Summit Financial Group, Inc.	14,259
4,384	SunTrust Banks, Inc.	301,618
1,716	SVB Financial Group*	358,557
5,125	Synovus Financial Corp.	183,270
6,322	TCF Financial Corp.	240,679
1,633	Texas Capital Bancshares, Inc.*	89,243
490	Tompkins Financial Corp.	39,754
3,776	TowneBank	104,992
1,726	TriCo Bancshares	62,654
2,154	Tristate Capital Holdings, Inc.*	45,320
1,501	Triumph BanCorp, Inc.*	47,867
3,028	Trustmark Corp.	103,285
98	Two River Bancorp	2,034
20,029	U.S. Bancorp	1,108,404
2,075	UMB Financial Corp.	134,004
6,312	Umpqua Holdings Corp.	103,896
4,048	United Bankshares, Inc.	153,298
3,244	United Community Banks, Inc.	91,967
1,190	United Security Bancshares	12,519
42	Unity Bancorp, Inc.	930
1,914	Univest Corp.	48,826
8,196	Valley National Bancorp	89,091
1,733	Veritex Holdings, Inc.	42,051
1,113	Washington Trust Bancorp	53,769
2,517	Webster Financial Corp.	117,972
69,733	Wells Fargo & Co.	3,517,332
2,356	WesBanco, Inc.	88,044
1,062	West Bancorp	23,088
1,287	Westamerica Bancorp	80,026
3,900	Western Alliance Bancorp	179,712
2,102	Wintrust Financial Corp.	135,852
2,669	Zions Bancorp	118,824

		32,896,796

Beverages (1.5%):
185	Boston Beer Co., Inc. (The), Class A*	67,355

Shares		Fair Value
Common Stocks, continued
Beverages, continued
1,635	Brown-Forman Corp., Class A	$97,691
5,293	Brown-Forman Corp., Class B	332,295
285	Coca-Cola Bottling Co. Consolidated	86,603
48,017	Coca-Cola Co. (The)	2,614,045
1,620	Constellation Brands, Inc., Class C	335,794
787	Craft Brewers Alliance, Inc.*	6,446
5,609	Keurig Dr Pepper, Inc.	153,238
615	MGP Ingredients, Inc.	30,553
3,243	Molson Coors Brewing Co., Class B	186,473
4,703	Monster Beverage Corp.*	273,056
1,132	National Beverage Corp.^	50,216
20,622	PepsiCo, Inc.	2,827,275
876	Primo Water Corp.*	10,757

		7,071,797

Biotechnology (2.0%):
18,988	AbbVie, Inc.	1,437,772
3,743	Achillion Pharmaceuticals, Inc.*	13,475
3,866	Acorda Therapeutics, Inc.*	11,095
3,964	Adverum Biotechnologies, Inc.*	21,604
436	Agios Pharmaceuticals, Inc.*^	14,126
2,240	Alexion Pharmaceuticals, Inc.*	219,386
1,012	Alkermes plc*	19,744
1,387	Alnylam Pharmaceuticals, Inc.*	111,543
2,354	AMAG Pharmaceuticals, Inc.*^	27,189
9,024	Amgen, Inc.	1,746,235
955	Anaptysbio, Inc.*	33,415
2,151	Arena Pharmaceuticals, Inc.*	98,451
1,907	Atara Biotherapeutics, Inc.*	26,927
2,471	Audentes Therapeutics, Inc.*	69,410
3,327	Biogen Idec, Inc.*	774,593
1,108	BioMarin Pharmaceutical, Inc.*	74,679
506	Bluebird Bio, Inc.*	46,461
14,276	Celgene Corp.*	1,417,608
718	Concert Pharmaceuticals, Inc.*	4,222
1,545	Deciphera Pharmaceuticals, Inc.*	52,437
233	Eagle Pharmaceuticals, Inc.*	13,181
1,249	Emergent Biosolutions, Inc.*	65,298
1,013	Enanta Pharmaceuticals, Inc.*	60,861
785	Exact Sciences Corp.*	70,940
6,986	Exelixis, Inc.*	123,547
2,400	Five Prime Therapeutics, Inc.*	9,300
1,432	G1 Therapeutics, Inc.*	32,621
20,851	Gilead Sciences, Inc.	1,321,537
1,929	Global Blood Therapeutics, Inc.*	93,595
779	Glycomimetics Industries*	3,357
966	Incyte Corp.*	71,706
953	Insmed, Inc.*	16,811
2,177	Intellia Therapeutics, Inc.*	29,063
945	Ionis Pharmaceuticals, Inc.*	56,615
2,043	Iovance Biotherapeutics, Inc.*	37,183
1,605	Karyopharm Therapeutics, Inc.*	15,440
1,263	Kura Oncology, Inc.*	19,160
526	Ligand Pharmaceuticals, Inc., Class B*	52,358
1,449	Macrogenics, Inc.*	18,489
194	Madrigal Pharmaceuticals, Inc.*	16,727
4,868	Momenta Pharmaceuticals, Inc.*	63,089
3,689	Myriad Genetics, Inc.*	105,616
1,067	Neurocrine Biosciences, Inc.*	96,147
1,522	ObsEva SA*	12,678
10,235	OPKO Health, Inc.*^	21,391
9,565	PDL BioPharma, Inc.*	20,660
1,720	Prothena Corp. plc*	13,485
1,098	Regeneron Pharmaceuticals, Inc.*	304,585
1,384	Regenxbio, Inc.*	49,270
1,271	Repligen Corp.*	97,473

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
1,882	Retrophin, Inc.*	$21,812
1,053	Rhythm Pharmaceuticals, Inc.*	22,734
6,888	Sanagamo Therapeutics, Inc.*	62,336
1,210	Seattle Genetics, Inc.*	103,334
1,381	Spark Therapeutics, Inc.*	133,929
2,126	Spectrum Pharmaceuticals, Inc.*	17,635
1,559	United Therapeutics Corp.*	124,330
2,321	Vanda Pharmaceuticals, Inc.*	30,823
841	Vertex Pharmaceuticals, Inc.*	142,482
2,446	Xencor, Inc.*	82,504

		9,874,474

Building Products (0.7%):
3,264	A.O. Smith Corp.	155,725
1,915	AAON, Inc.	87,975
2,557	Advanced Drainage Systems, Inc.	82,514
1,995	Allegion plc	206,782
1,083	American Woodmark Corp.*	96,290
1,085	Apogee Enterprises, Inc.	42,304
1,778	Armstrong Flooring, Inc.*	11,361
734	Armstrong World Industries, Inc.	70,978
5,385	Builders FirstSource, Inc.*	110,796
2,571	Continental Building Products, Inc.*	70,163
3,362	Cornerstone Building Brands, Inc.*	20,340
889	Csw Industrials, Inc.	61,368
4,434	Fortune Brands Home & Security, Inc.	242,540
1,576	Gibraltar Industries, Inc.*	72,401
2,893	Griffon Corp.	60,666
1,209	Insteel Industries, Inc.	24,821
4,386	Jeld-Wen Holding, Inc.*	84,606
8,866	Johnson Controls International plc	389,130
617	Lennox International, Inc.	149,912
4,954	Masco Corp.	206,483
1,451	Masonite International Corp.*	84,158
5,086	Owens Corning, Inc.	321,435
1,648	Patrick Industries, Inc.*	70,666
3,615	PGT, Inc.*	62,431
1,925	Quanex Building Products Corp.	34,804
2,098	Resideo Technologies, Inc.*	30,106
1,453	Simpson Manufacturing Co., Inc.	100,795
1,002	Trex Co., Inc.*	91,112
2,820	Universal Forest Products, Inc.	112,462

		3,155,124

Capital Markets (2.5%):
2,523	Affiliated Managers Group, Inc.	210,292
2,626	Ameriprise Financial, Inc.	386,285
1,834	Ares Management Corp., Class A	49,170
2,502	Artisan Partners Asset Management, Inc., Class A	70,656
10,685	Bank of New York Mellon Corp. (The)	483,069
14,937	BGC Partners, Inc., Class A	82,154
1,035	BlackRock, Inc., Class A	461,237
2,377	Blucora, Inc.*	51,438
3,965	Brightsphere Investment Group, Inc.	39,293
1,779	CBOE Holdings, Inc.	204,425
12,920	Charles Schwab Corp. (The)	540,444
2,686	CME Group, Inc.	567,659
2,934	Cohen & Steers, Inc.	161,165
190	Diamond Hill Investment Group	26,245
2,917	Donnelley Financial Solutions, Inc.*	35,937
5,873	E*TRADE Financial Corp.	256,591
3,982	Eaton Vance Corp.	178,911
796	FactSet Research Systems, Inc.	193,404
4,054	Federated Investors, Inc., Class B	131,390
5,534	Franklin Resources, Inc.	159,711
3,237	Gain Capital Holdings, Inc.^	17,091

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
388	GAMCO Investors, Inc., Class A	$7,585
4,352	Goldman Sachs Group, Inc.	901,866
1,743	Greenhill & Co., Inc.	22,868
211	Hennessy Advisors, Inc.	2,281
1,166	Houlihan Lokey, Inc.	52,587
2,679	Interactive Brokers Group, Inc., Class A	144,077
4,301	Intercontinental Exchange, Inc.	396,853
597	INTL FCStone, Inc.*	24,513
13,284	Invesco, Ltd.	225,031
4,134	Janus Henderson Group plc	92,850
10,552	Ladenburg Thalmann Financial Services, Inc.	25,008
3,497	Lazard, Ltd., Class A	122,395
2,912	Legg Mason, Inc.	111,209
3,166	LPL Financial Holdings, Inc.	259,295
937	MarketAxess Holdings, Inc.	306,868
1,429	Moelis & Co., Class A	46,943
2,453	Moody’s Corp.	502,448
18,789	Morgan Stanley	801,727
1,634	Morningstar, Inc.	238,793
1,253	MSCI, Inc.	272,841
3,524	NASDAQ OMX Group, Inc. (The)	350,109
3,367	Northern Trust Corp.	314,208
1,024	Oppenheimer Holdings, Class A	30,781
784	Piper Jaffray Cos., Inc.	59,176
940	PJT Partners, Inc.	38,258
1,113	Pzena Investment Management, Inc.	9,928
3,506	Raymond James Financial, Inc.	289,105
3,572	S&P Global, Inc.	875,069
3,335	SEI Investments Co.	197,615
660	Silvercrest Asset Management Group, Inc., Class A	8,118
3,927	State Street Corp.	232,439
2,637	Stifel Financial Corp.	151,311
4,497	T. Rowe Price Group, Inc.	513,782
2,299	TD Ameritrade Holding Corp.	107,363
1,429	Virtu Financial, Inc.^	23,378
438	Virtus Investment Partners, Inc.	48,430
5,362	Waddell & Reed Financial, Inc., Class A	92,119
425	Westwood Holdings, Inc.	11,760
7,874	WisdomTree Investments, Inc.	41,142

		12,258,696

Chemicals (2.2%):
2,746	AdvanSix, Inc.*	70,627
2,398	Air Products & Chemicals, Inc.	532,020
2,344	Albemarle Corp.^	162,955
1,157	American Vanguard Corp.	18,165
2,194	Ashland Global Holdings, Inc.	169,048
3,752	Axalta Coating Systems, Ltd.*	113,123
1,138	Balchem Corp.	112,878
2,532	Cabot Corp.	114,750
3,943	Celanese Corp., Series A	482,189
4,613	CF Industries Holdings, Inc.	226,960
733	Chase Corp.	80,183
4,033	Chemours Co. (The)	60,253
578	Core Molding Technologies, Inc.*	3,705
8,214	Corteva, Inc.	229,992
10,218	Dow, Inc.	486,888
8,214	DuPont de Nemours, Inc.	585,740
5,130	Eastman Chemical Co.	378,748
3,127	Ecolab, Inc.	619,271
13,216	Element Solutions, Inc.*	134,539
5,990	Ferro Corp.*	71,041
2,310	FMC Corp.	202,541

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
3,222	Futurefuel Corp.	$38,471
3,313	GCP Applied Technologies, Inc.*	63,775
1,438	H.B. Fuller Co.	66,953
9,602	Huntsman Corp.	223,343
962	Ingevity Corp.*	81,616
1,620	Innophos Holdings, Inc.	52,585
571	Innospec, Inc.	50,899
1,701	International Flavor & Fragrances, Inc.	208,696
14,982	Intrepid Potash, Inc.*	48,991
783	Koppers Holdings, Inc.*	22,871
2,348	Kraton Performance Polymers, Inc.*	75,817
4,741	Kronos Worldwide, Inc.	58,646
5,149	Linde plc	997,464
2,160	Livent Corp.*	14,450
1,233	LSB Industries, Inc.*	6,387
6,415	LyondellBasell Industries NV, Class A	573,951
1,816	Minerals Technologies, Inc.	96,411
5,492	Mosaic Co. (The)	112,586
441	NewMarket Corp.	208,192
7,103	Olin Corp.	132,968
2,346	Omnova Solutions, Inc.*	23,624
3,751	PolyOne Corp.	122,470
4,717	PPG Industries, Inc.	559,012
1,630	PQ Group Holdings, Inc.*	25,982
368	Quaker Chemical Corp.	58,196
3,631	Rayonier Advanced Materials, Inc.	15,722
3,781	RPM International, Inc.	260,171
2,072	Scotts Miracle-Gro Co. (The)	210,971
1,975	Sensient Technologies Corp.	135,584
1,137	Sherwin Williams Co.	625,201
893	Stepan Co.	86,675
1,627	Trecora Resources*	14,676
1,070	Tredegar Corp.	20,886
2,086	Trinseo SA	89,594
4,906	Tronox Holdings plc, Class A	40,720
6,023	Valvoline, Inc.	132,687
4,276	Venator Materials plc*	10,433
1,439	W.R. Grace & Co.	96,068
1,636	Westlake Chemical Corp.	107,191

		10,626,551

Commercial Services & Supplies (1.2%):
2,302	ABM Industries, Inc.	83,609
9,093	ACCO Brands Corp.	89,748
3,173	Advanced Disposal Services, Inc.*	103,345
4,271	ARC Document Solutions, Inc.*	5,809
1,844	Brady Corp., Class A	97,824
1,144	Brink’s Co. (The)	94,895
1,028	Casella Waste Systems, Inc.*	44,142
2,003	CECO Environmental Corp.*	13,991
912	Cimpress NV*	120,238
2,180	Cintas Corp.	584,457
5,206	Civeo Corp.*	6,612
2,593	Clean Harbors, Inc.*	200,180
5,859	Copart, Inc.*	470,653
5,346	Covanta Holding Corp.	92,432
2,215	Deluxe Corp.	108,889
1,613	Ennis, Inc.	32,599
2,148	Healthcare Services Group, Inc.	52,175
1,042	Heritage-Crystal Clean, Inc.*	27,613
2,205	Herman Miller, Inc.	101,628
2,671	HNI Corp.	94,821
4,215	IAA, Inc.*	175,892
4,002	Interface, Inc.	57,789
5,118	KAR Auction Services, Inc.	125,647

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
2,829	Kimball International, Inc., Class B	$54,600
2,754	Knoll, Inc.	69,814
1,417	LSC Communications, Inc.	1,955
1,875	Matthews International Corp., Class A	66,356
1,011	McGrath Rentcorp	70,355
2,762	Mobile Mini, Inc.	101,807
1,035	MSA Safety, Inc.	112,929
1,552	NL Industries, Inc.*	5,836
1,763	PICO Holdings, Inc.*	17,789
8,238	Pitney Bowes, Inc.	37,648
2,606	Quad Graphics, Inc.	27,389
6,273	Republic Services, Inc., Class A	542,928
5,195	Rollins, Inc.	176,994
2,114	RR Donnelley & Sons Co.	7,970
1,467	SP Plus Corp.*	54,279
5,403	Steelcase, Inc., Class A	99,415
1,563	Stericycle, Inc.*	79,604
1,534	Team, Inc.*	27,689
1,842	Tetra Tech, Inc.	159,812
542	UniFirst Corp.	105,755
1,141	US Ecology, Inc.	72,956
1,003	Viad Corp.	67,351
824	Vse Corp.	28,090
8,321	Waste Management, Inc.	956,914

		5,731,223

Communications Equipment (1.1%):
1,772	Acacia Communications, Inc.*	115,889
2,109	ADTRAN, Inc.	23,927
752	Applied Optoelectronics, Inc.*^	8,437
976	Arista Networks, Inc.*	233,186
1,829	CalAmp Corp.*	21,070
2,202	Calix, Inc.*	14,071
4,939	Ciena Corp.*	193,757
57,588	Cisco Systems, Inc.	2,845,423
6,102	CommScope Holding Co., Inc.*	71,760
316	Communications Systems, Inc.	1,444
1,822	Comtech Telecommunications Corp.	59,215
1,262	Digi International, Inc.*	17,188
1,548	EchoStar Corp., Class A*	61,332
1,189	EMCORE Corp.*	3,650
1,678	F5 Networks, Inc.*	235,625
7,060	Harmonic, Inc.*	46,455
11,833	Infinera Corp.*	64,490
1,691	InterDigital, Inc.	88,727
7,807	Juniper Networks, Inc.	193,223
909	KVH Industries, Inc.*	9,681
1,533	Lumentum Holdings, Inc.*	82,107
2,594	Motorola Solutions, Inc.	442,044
2,444	NETGEAR, Inc.*	78,746
3,156	NetScout Systems, Inc.*	72,777
360	Palo Alto Networks, Inc.*	73,379
807	Plantronics, Inc.	30,117
3,679	Ribbon Communications, Inc.*	21,485
1,035	Ubiquiti, Inc.	122,399
2,004	ViaSat, Inc.*	150,941
6,628	Viavi Solutions, Inc.*	92,825

		5,475,370

Construction & Engineering (0.4%):
5,468	Aecom Technology Corp.*	205,378
800	Aegion Corp.*	17,104
2,172	Ameresco, Inc., Class A*	34,904
1,719	Arcosa, Inc.	58,807
1,245	Argan, Inc.	48,916
2,132	Comfort Systems USA, Inc.	94,298
1,425	Dycom Industries, Inc.*	72,746

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction & Engineering, continued
2,278	EMCOR Group, Inc.	$196,181
2,848	Fluor Corp.	54,482
2,377	Granite Construction, Inc.	76,373
5,343	Great Lakes Dredge & Dock Co.*	55,834
1,221	IES Holdings, Inc.*	25,140
2,447	Jacobs Engineering Group, Inc.	223,901
3,504	MasTec, Inc.*	227,516
1,578	MYR Group, Inc.*	49,376
574	NV5 Holdings, Inc.*	39,187
2,101	Orion Marine Group, Inc.*	9,455
3,094	Primoris Services Corp.	60,673
5,039	Quanta Services, Inc.	190,474
2,791	Tutor Perini Corp.*	39,995
568	Valmont Industries, Inc.	78,634
1,311	Williams Industrial Services Group, Inc.*	2,556
7,458	Willscot Corp.*	116,196

		1,978,126

Construction Materials (0.2%):
1,483	Eagle Materials, Inc., Class A	133,485
1,291	Martin Marietta Materials, Inc.	353,863
5,020	Summit Materials, Inc., Class A*	111,444
1,308	U.S. Concrete, Inc.*	72,306
353	U.S. Lime & Minerals, Inc.	27,005
2,021	Vulcan Materials Co.	305,656

		1,003,759

Consumer Finance (1.1%):
11,960	Ally Financial, Inc.	396,594
10,886	American Express Co.	1,287,595
144	Asta Funding, Inc.*	1,008
6,037	Capital One Financial Corp.	549,246
1,912	Consumer Portfolio Services, Inc.*	6,864
600	Credit Acceptance Corp.*	276,786
9,534	Discover Financial Services	773,112
2,110	Encore Capital Group, Inc.*^	70,316
1,910	Enova International, Inc.*	39,633
3,948	EZCORP, Inc., Class A*	25,484
1,460	Firstcash, Inc.	133,838
1,425	Green Dot Corp., Class A*	35,981
5,431	LendingClub Corp.*	71,037
9,170	Navient Corp.	117,376
1,462	Nelnet, Inc., Class A	92,983
750	Nicholas Financial, Inc.*	6,750
5,999	Onemain Holdings, Inc.	220,043
2,661	PRA Group, Inc.*	89,915
960	Regional Mgmt Corp.*	27,034
10,164	Santander Consumer USA Holdings, Inc.	259,284
13,802	SLM Corp.	121,803
16,752	Synchrony Financial	571,076
505	World Acceptance Corp.*	64,393

		5,238,151

Containers & Packaging (0.8%):
21,700	Amcor plc	211,575
2,245	AptarGroup, Inc.	265,920
1,901	Avery Dennison Corp.	215,897
7,774	Ball Corp.	566,024
4,116	Berry Global Group, Inc.*	161,635
4,462	Crown Holdings, Inc.*	294,760
14,726	Graphic Packaging Holding Co.	217,209
1,930	Greif, Inc., Class A	73,128
1,110	Greif, Inc., Class B	50,572
8,729	International Paper Co.	365,046
2,608	Myers Industries, Inc.	46,031

Shares		Fair Value
Common Stocks, continued
Containers & Packaging, continued
9,463	Owens-Illinois, Inc.	$97,185
3,330	Packaging Corp. of America	353,313
3,591	Sealed Air Corp.	149,062
5,030	Silgan Holdings, Inc.	151,076
4,589	Sonoco Products Co.	267,126
538	UFP Technologies, Inc.*	20,767
4,190	WestRock Co.	152,726

		3,659,052

Distributors (0.2%):
2,074	Core Markt Holdngs Co., Inc.	66,607
4,008	Genuine Parts Co.	399,156
8,571	LKQ Corp.*	269,558
973	Pool Corp.	196,254
811	Weyco Group, Inc.	18,337

		949,912

Diversified Consumer Services (0.4%):
1,744	Adtalem Global Education, Inc.*	66,429
1,304	American Public Education, Inc.*	29,131
1,375	Bright Horizons Family Solutions, Inc.*	209,688
5,222	Career Education Corp.*	82,978
1,464	Carriage Services, Inc.	29,924
467	Chegg, Inc.*	13,987
506	Collectors Universe, Inc.	14,411
482	Franchise Group, Inc.*	5,736
1,726	Frontdoor, Inc.*	83,832
112	Graham Holdings Co., Class B	74,306
1,763	Grand Canyon Education, Inc.*	173,127
6,949	H&R Block, Inc.	164,135
8,803	Houghton Mifflin Harcourt Co.*	46,920
2,988	K12, Inc.*	78,883
3,406	Laureate Education, Inc.*	56,454
1,309	Regis Corp.*	26,468
6,510	Service Corp. International	311,243
3,452	ServiceMaster Global Holdings, Inc.*	192,967
2,193	Sotheby’s*	124,957
1,225	Strategic Education, Inc.	166,453
1,696	Universal Technical Institute, Inc.*	9,226
1,419	WW International, Inc.*	53,667

		2,014,922

Diversified Financial Services (1.1%):
24,317	Berkshire Hathaway, Inc., Class B*	5,058,422
3,604	Cannae Holdings, Inc.*	99,002
6,246	Jefferies Financial Group, Inc.	114,926
827	Marlin Business Services, Inc.	20,832
4,869	On Deck Capital, Inc.*	16,360
2,777	Voya Financial, Inc.	151,180

		5,460,722

Diversified Telecommunication Services (2.7%):
398	Anterix, Inc.*	14,408
179,510	AT&T, Inc.	6,792,658
1,019	ATN International, Inc.	59,479
32,997	CenturyLink, Inc.	411,803
3,035	Cincinnati Bell, Inc.*	15,387
1,533	Cogent Communications Group, Inc.	84,468
4,558	Consolidated Communications Holdings, Inc.	21,696
1,573	Frontier Communications Corp.*^	1,364
1,994	IDT Corp.*	20,997
2,626	Intelsat S.A.*	59,873
5,557	Iridium Communications, Inc.*	118,253
4,045	Orbcomm, Inc.*	19,254
85,919	Verizon Communications, Inc.	5,186,071
9,821	Vonage Holdings Corp.*	110,977

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
7,609	Zayo Group Holdings, Inc.*	$257,945

		13,174,633

Electric Utilities (1.6%):
1,218	ALLETE, Inc.	106,465
4,190	Alliant Energy Corp.	225,967
5,589	American Electric Power Co., Inc.	523,633
1,163	Avangrid, Inc.	60,767
8,111	Duke Energy Corp.	777,521
4,082	Edison International	307,864
1,593	El Paso Electric Co.	106,858
2,217	Entergy Corp.	260,187
4,086	Evergy, Inc.	271,964
4,208	Eversource Energy	359,658
11,695	Exelon Corp.	564,985
8,717	FirstEnergy Corp.	420,421
1,272	Genie Energy, Ltd., Class B	9,489
3,281	Hawaiian Electric Industries, Inc.	149,646
1,676	IDA Corp., Inc.	188,835
1,426	MGE Energy, Inc.	113,895
5,567	NextEra Energy, Inc.	1,297,056
3,593	OGE Energy Corp.	163,050
1,672	Otter Tail Power Co.	89,870
1,175	PG&E Corp.*	11,750
1,787	Pinnacle West Capital Corp.	173,464
2,755	PNM Resources, Inc.	143,480
2,522	Portland General Electric Co.	142,165
11,330	PPL Corp.	356,782
10,893	Southern Co. (The)	672,861
6,176	Xcel Energy, Inc.	400,761

		7,899,394

Electrical Equipment (0.8%):
1,962	Acuity Brands, Inc.	264,458
926	Allied Motion Technologies, Inc.	32,697
4,662	AMETEK, Inc.	428,064
2,063	Atkore International Group, Inc.*	62,612
1,175	AZZ, Inc.	51,183
5,686	Eaton Corp. plc	472,791
10,332	Emerson Electric Co.	690,797
1,159	Encore Wire Corp.	65,229
1,495	EnerSys	98,580
2,333	Generac Holdings, Inc.*	182,767
2,129	Hubbell, Inc.	279,751
1,831	LSI Industries, Inc.	9,558
5,836	nVent Electric plc	128,625
606	Powell Industries, Inc.	23,725
415	Power Solutions International, Inc.*	3,030
400	Preformed Line Products Co.	21,836
1,766	Regal-Beloit Corp.	128,653
2,440	Rockwell Automation, Inc.	402,112
5,452	Sensata Technologies Holding plc*	272,928
4,883	Sunrun, Inc.*	81,571
1,298	Thermon Group Holdings, Inc.*	29,828
1,704	Tpi Composites, Inc.*	31,950

		3,762,745

Electronic Equipment, Instruments & Components (1.4%):
4,834	Amphenol Corp., Class A	466,480
1,693	Anixter International, Inc.*	117,020
2,582	Arlo Technologies, Inc.*	8,805
2,934	Arrow Electronics, Inc.*	218,818
2,249	Avnet, Inc.	100,047
6,994	AVX Corp.	106,309
1,734	Badger Meter, Inc.	93,116
550	Bel Fuse, Inc., Class B	8,267

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
2,425	Belden, Inc.	$129,350
3,078	Benchmark Electronics, Inc.	89,447
3,072	CDW Corp.	378,592
2,459	Cognex Corp.	120,811
687	Coherent, Inc.*	105,606
11,758	Corning, Inc.	335,337
1,576	CTS Corp.	50,999
2,838	Daktronics, Inc.	20,959
1,977	Dolby Laboratories, Inc., Class A	127,793
876	ePlus, Inc.*	66,655
1,526	Fabrinet*	79,810
1,007	FARO Technologies, Inc.*	48,688
10,405	Fitbit, Inc., Class A*	39,643
21,372	Flextronics International, Ltd.*	223,658
2,876	FLIR Systems, Inc.	151,249
640	Frequency Electronics, Inc.*	7,776
3,837	II-VI, Inc.*	135,101
1,676	Insight Enterprises, Inc.*	93,336
1,107	IPG Photonics Corp.*	150,109
1,749	Itron, Inc.*	129,356
8,429	Jabil, Inc.	301,504
3,410	KEMET Corp.	61,994
2,507	Keysight Technologies, Inc.*	243,806
1,603	Kimball Electronics, Inc.*	23,260
5,037	Knowles Corp.*	102,453
725	Littlelfuse, Inc.	128,550
2,290	Methode Electronics, Inc., Class A	77,036
915	MTS Systems Corp.	50,554
1,715	National Instruments Corp.	72,013
1,323	Novanta, Inc.*	108,116
594	OSI Systems, Inc.*	60,327
1,445	PC Connection, Inc.	56,211
1,291	Plexus Corp.*	80,700
793	Rogers Corp.*	108,411
2,240	Sanmina Corp.*	71,926
1,757	ScanSource, Inc.*	53,676
1,596	SYNNEX Corp.	180,188
6,187	TE Connectivity, Ltd.	576,505
1,453	Tech Data Corp.*	151,461
2,596	Trimble Navigation, Ltd.*	100,751
6,321	TTM Technologies, Inc.*	77,085
6,420	Vishay Intertechnology, Inc.	108,691
1,193	Zebra Technologies Corp., Class A*	246,199

		6,644,554

Energy Equipment & Services (0.5%):
2,515	Apergy Corp.*	68,031
7,479	Archrock, Inc.	74,566
3,651	Baker Hughes, a GE Co.	84,703
3,800	C&J Energy Services, Inc.*	40,774
1,347	Core Laboratories NV	62,797
10,172	Diamond Offshore Drilling, Inc.*^	56,556
2,169	Dril-Quip, Inc.*	108,840
1,558	Era Group, Inc.*	16,452
2,010	Exterran Corp.*	26,251
6,125	Forum Energy Technologies, Inc.*	9,494
13,037	Frank’s International NV*	61,926
760	Geospace Technologies Corp.*	11,681
1,086	Gulf Island Fabrication, Inc.*	5,810
9,588	Halliburton Co.	180,734
7,826	Helix Energy Solutions Group, Inc.*	63,078
2,727	Helmerich & Payne, Inc.	109,271
6,510	Keane Group, Inc.*	39,451
892	KLX Energy Services Holdings, Inc.*	7,711
1,436	Mammoth Energy Services, Inc.	3,561
1,750	Matrix Service Co.*	29,995

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
6,284	McDermott International, Inc.*^	$12,694
17,995	Nabors Industries, Ltd.	33,651
6,124	National-Oilwell Varco, Inc.	129,829
935	Natural Gas Services Group*	11,977
4,799	Newpark Resources, Inc.*	36,568
12,057	Noble Corp. plc*	15,312
4,818	Oceaneering International, Inc.*	65,284
3,066	Oil States International, Inc.*	40,778
6,531	Patterson-UTI Energy, Inc.	55,840
6,172	Propetro Holding Corp.*	56,103
4,475	RPC, Inc.^	25,105
10,044	Schlumberger, Ltd.	343,203
1,291	SEACOR Holdings, Inc.*	60,767
493	SEACOR Marine Holdings, Inc.*	6,197
3,974	Select Energy Services, Inc.*	34,415
6,258	Superior Energy Services, Inc.*	814
7,361	Technipfmc plc	177,695
4,086	TETRA Technologies, Inc.*	8,213
2,510	Tidewater, Inc.*	37,926
14,584	Transocean, Ltd.*	65,190
4,546	U.S. Silica Holdings, Inc.	43,460
2,800	Unit Corp.*	9,464
9,435	Valaris plc^	45,382

		2,377,549

Entertainment (1.1%):
9,499	Activision Blizzard, Inc.	502,687
3,433	AMC Entertainment Holdings, Inc., Class A^	36,733
4,383	Cinemark Holdings, Inc.	169,359
4,365	Electronic Arts, Inc.*	426,984
1,834	Eros International plc*	3,503
2,858	Imax Corp.*	62,733
247	Liberty Braves Group, Class A*	6,874
527	Liberty Braves Group, Class C*	14,624
619	Liberty Media Group, Class A*	24,506
3,302	Liberty Media Group, Class C*	137,330
2,111	Lions Gate Entertainment Corp., Class A*	19,527
2,411	Lions Gate Entertainment Corp., Class B*	21,072
3,462	Live Nation, Inc.*	229,669
540	Madison Square Garden Co. (The), Class A*	142,301
1,459	Marcus Corp.	53,998
2,535	Netflix, Inc.*	678,417
1,419	Reading International, Inc., Class A*	16,971
294	Rosetta Stone, Inc.*	5,116
1,231	Take-Two Interactive Software, Inc.*	154,294
442	Viacom, Inc., Class A	11,607
12,859	Viacom, Inc., Class B	309,002
15,432	Walt Disney Co. (The)	2,011,098
1,208	World Wrestling Entertainment, Inc., Class A	85,949
31,714	Zynga, Inc.*	184,575

		5,308,929

Food & Staples Retailing (1.5%):
500	BJ’s Wholesale Club Holdings, Inc.*	12,935
2,047	Casey’s General Stores, Inc.	329,895
6,060	Costco Wholesale Corp.	1,745,947
1,267	Ingles Markets, Inc., Class A	49,236
27,024	Kroger Co. (The)	696,679
1,720	Natural Grocers by Vitamin Cottage, Inc.*	17,183
1,409	Performance Food Group Co.*	64,828
1,384	PriceSmart, Inc.	98,402
1,864	Rite Aid Corp.*^	12,955

Shares		Fair Value
Common Stocks, continued
Food & Staples Retailing, continued
3,281	SpartanNash Co.	$38,814
5,794	Sprouts Farmers Market, Inc.*	112,056
7,573	Sysco Corp.	601,296
1,610	The Andersons, Inc.	36,112
1,143	The Chefs’ Warehouse, Inc.*	46,086
3,347	United Natural Foods, Inc.*	38,557
3,790	US Foods Holding Corp.*	155,769
738	Village Super Market, Inc., Class A	19,520
10,994	Walgreens Boots Alliance, Inc.	608,078
20,365	Wal-Mart Stores, Inc.	2,416,918
2,107	Weis Markets, Inc.	80,361

		7,181,627

Food Products (1.5%):
8,183	Archer-Daniels-Midland Co.	336,076
3,898	B&G Foods, Inc.^	73,711
3,919	Bunge, Ltd.	221,894
808	Calavo Growers, Inc.	76,905
1,477	Cal-Maine Foods, Inc.	59,014
5,711	Campbell Soup Co.	267,960
7,343	Conagra Brands, Inc.	225,283
4,717	Darling International, Inc.*	90,236
5,447	Dean Foods Co.^	6,319
1,004	Farmer Brothers Co.*	13,002
7,961	Flowers Foods, Inc.	184,138
2,396	Fresh Del Monte Produce, Inc.	81,728
8,905	General Mills, Inc.	490,844
3,802	Hain Celestial Group, Inc.*	81,648
3,160	Hershey Co. (The)	489,768
6,832	Hormel Foods Corp.	298,763
6,244	Hostess Brands, Inc.*	87,322
3,197	Ingredion, Inc.	261,323
576	J & J Snack Foods Corp.	110,592
3,014	JM Smucker Co. (The)	331,600
300	John B Sanfilippo And Son, Inc.	28,980
5,585	Kellogg Co.	359,395
6,403	Kraft Heinz Co. (The)	178,868
2,371	Lamb Weston Holdings, Inc.	172,419
902	Lancaster Colony Corp.	125,062
1,028	Landec Corp.*	11,174
1,858	McCormick & Co.	290,405
389	McCormick & Co., Inc.	60,598
11,410	Mondelez International, Inc., Class A	631,202
4,222	Pilgrim’s Pride Corp.*	135,294
3,404	Post Holdings, Inc.*	360,279
954	Sanderson Farms, Inc.	144,369
29	Seaboard Corp.	126,875
677	Seneca Foods Corp., Class A*	21,109
3,045	Simply Good Foods Co. (The)*	88,275
1,842	Tootsie Roll Industries, Inc.	68,412
2,341	TreeHouse Foods, Inc.*	129,808
6,728	Tyson Foods, Inc., Class A	579,551

		7,300,201

Gas Utilities (0.3%):
1,751	Atmos Energy Corp.	199,420
900	Chesapeake Utilities Corp.	85,788
2,716	National Fuel Gas Co.	127,435
3,160	New Jersey Resources Corp.	142,895
1,115	Northwest Natural Holding Co.	79,544
1,624	ONE Gas, Inc.	156,083
232	RGC Resources, Inc.	6,784
2,958	South Jersey Industries, Inc.	97,348
1,754	Southwest Gas Corp.	159,684
1,545	Spire, Inc.	134,786
3,695	UGI Corp.	185,748

		1,375,515

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies (2.3%):
15,271	Abbott Laboratories	$1,277,724
575	ABIOMED, Inc.*	102,287
2,269	Accuray, Inc.*	6,285
1,170	Align Technology, Inc.*	211,676
2,726	AngioDynamics, Inc.*	50,213
955	Anika Therapeutics, Inc.*	52,420
115	Atrion Corp.	89,605
1,897	Avanos Medical, Inc.*	71,062
4,834	Baxter International, Inc.	422,830
1,987	Becton, Dickinson & Co.	502,632
7,099	Boston Scientific Corp.*	288,858
1,208	Cantel Medical Corp.	90,358
1,289	CONMED Corp.	123,937
841	Cooper Cos., Inc. (The)	249,777
1,619	CryoLife, Inc.*	43,956
4,428	Danaher Corp.	639,536
4,082	Dentsply Sirona, Inc.	217,611
693	DexCom, Inc.*	103,423
1,755	Edwards Lifesciences Corp.*	385,942
1,966	Globus Medical, Inc., Class A*	100,502
2,246	Haemonetics Corp.*	283,310
392	Heska Corp.*	27,781
1,867	Hill-Rom Holdings, Inc.	196,464
5,682	Hologic, Inc.*	286,884
508	ICU Medical, Inc.*	81,077
1,650	IDEXX Laboratories, Inc.*	448,685
433	Inogen, Inc.*	20,745
489	Insulet Corp.*	80,651
1,457	Integer Holdings Corp.*	110,091
1,042	Integra LifeSciences Holdings Corp.*	62,593
962	Intuitive Surgical, Inc.*	519,413
2,327	Invacare Corp.	17,453
1,705	Lantheus Holdings, Inc.*	42,736
809	LeMaitre Vascular, Inc.	27,652
1,168	LivaNova plc*	86,187
1,762	Masimo Corp.*	262,168
9,563	Medtronic plc	1,038,732
3,164	Meridian Bioscience, Inc.	30,026
1,466	Merit Medical Systems, Inc.*	44,654
1,935	Natus Medical, Inc.*	61,610
804	Neogen Corp.*	54,760
1,366	NuVasive, Inc.*	86,577
481	Nuvectra Corp.*	654
2,205	OraSure Technologies, Inc.*	16,471
1,074	Orthofix Medical, Inc.*	56,943
285	Penumbra, Inc.*^	38,330
700	Quidel Corp.*	42,945
2,926	ResMed, Inc.	395,332
3,310	RTI Surgical, Inc.*	9,434
624	SeaSpine Holdings Corp.*	7,619
1,207	Steris plc	174,399
3,083	Stryker Corp.	666,853
750	Teleflex, Inc.	254,813
227	Utah Medical Products, Inc.	21,756
1,961	Varex Imaging Corp.*	55,967
2,117	Varian Medical Systems, Inc.*	252,114
1,157	West Pharmaceutical Services, Inc.	164,086
1,714	Zimmer Holdings, Inc.	235,281

		11,293,880

Health Care Providers & Services (2.6%):
3,551	Acadia Healthcare Co., Inc.*	110,365
634	Addus HomeCare Corp.*	50,264
801	Amedisys, Inc.*	104,939
2,339	AmerisourceBergen Corp.	192,570
1,394	AMN Healthcare Services, Inc.*	80,239
3,391	Anthem, Inc.	814,179

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
724	BioTelemetry, Inc.*	$29,489
9,264	Brookdale Senior Living, Inc.*	70,221
7,103	Cardinal Health, Inc.	335,191
5,646	Centene Corp.*	244,246
497	Chemed Corp.	207,532
8,204	Cigna Corp.	1,245,285
7,171	Community Health Systems, Inc.*	25,816
1,253	CorVel Corp.*	94,852
1,589	Covetrus, Inc.*	18,893
1,177	Cross Country Healthcare, Inc.*	12,123
18,367	CVS Health Corp.	1,158,407
5,046	DaVita, Inc.*	287,975
4,148	Diplomat Pharmacy, Inc.*	20,325
4,961	Encompass Health Corp.	313,932
1,585	Ensign Group, Inc. (The)	75,177
784	Five Star Quality Care, Inc.*	357
1,531	Hanger Orthopedic Group, Inc.*	31,202
3,411	HCA Healthcare, Inc.	410,753
1,272	HealthEquity, Inc.*	72,688
3,972	Henry Schein, Inc.*	252,222
1,947	Humana, Inc.	497,789
2,629	InfuSystems Holdings, Inc.*	13,907
2,479	Laboratory Corp. of America Holdings*	416,472
925	LHC Group, Inc.*	105,043
1,471	Magellan Health Services, Inc.*	91,349
4,579	McKesson Corp.	625,766
3,346	MEDNAX, Inc.*	75,687
1,417	Molina Healthcare, Inc.*	155,473
1,075	National Healthcare Corp.	87,989
1,219	National Research Corp.	70,397
4,172	Owens & Minor, Inc.	24,239
4,695	Patterson Cos., Inc.	83,665
629	Petiq, Inc.*^	17,147
2,269	Premier, Inc., Class A*	65,619
835	Providence Service Corp.*	49,649
2,919	Quest Diagnostics, Inc.	312,421
2,518	RadNet, Inc.*	36,158
2,778	Select Medical Holdings Corp.*	46,031
2,133	Surgery Partners, Inc.*^	15,752
3,992	Tenet Healthcare Corp.*	88,303
2,390	Tivity Health, Inc.*	39,746
1,303	Triple-S Management Corp., Class B*	17,460
577	U.S. Physical Therapy, Inc.	75,327
11,374	UnitedHealth Group, Inc.	2,471,798
3,101	Universal Health Services, Inc., Class B	461,274
969	WellCare Health Plans, Inc.*	251,136

		12,454,839

Health Care Technology (0.2%):
8,903	Allscripts Healthcare Solutions, Inc.*	97,755
5,606	Cerner Corp.	382,160
339	Computer Programs & Systems, Inc.	7,665
4,037	Evolent Health, Inc., Class A*	29,026
1,357	HealthStream, Inc.*	35,133
3,154	HMS Holdings Corp.*	108,703
644	Medidata Solutions, Inc.*	58,926
2,464	NextGen Healthcare, Inc.*	38,611
1,095	Omnicell, Inc.*	79,136
1,047	Simulations Plus, Inc.	36,331
1,142	Veeva Systems, Inc., Class A*	174,372

		1,047,818

Hotels, Restaurants & Leisure (2.2%):
10,056	Aramark Holdings Corp.	438,240
2,451	BBX Capital Corp.	11,446

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
6	Biglari Holdings, Inc., Class A*	$3,367
67	Biglari Holdings, Inc., Class B*	7,303
1,927	BJ’s Restaurants, Inc.	74,845
3,939	Bloomin’ Brands, Inc.	74,565
1,968	Brinker International, Inc.	83,975
7,300	Caesars Entertainment Corp.*	85,118
5,751	Carnival Corp., Class A	251,376
2,943	Carrols Restaurant Group, Inc.*	24,397
1,723	Century Casinos, Inc.*	13,319
2,158	Cheesecake Factory, Inc. (The)	89,945
140	Chipotle Mexican Grill, Inc.*	117,666
1,693	Choice Hotels International, Inc.	150,609
582	Churchill Downs, Inc.	71,851
1,178	Chuy’s Holdings, Inc.*	29,167
1,026	Cracker Barrel Old Country Store, Inc.	166,879
2,832	Darden Restaurants, Inc.	334,799
2,412	Dave & Buster’s Entertainment, Inc.	93,947
2,144	Del Taco Restaurants, Inc.*	21,922
2,291	Denny’s Corp.*	52,155
684	DineEquity, Inc.	51,888
693	Domino’s Pizza, Inc.	169,501
2,246	Dunkin’ Brands Group, Inc.	178,243
1,288	El Pollo Loco Holdings, Inc.*	14,116
1,112	Eldorado Resorts, Inc.*	44,335
1,277	Fiesta Restaurant Group, Inc.*	13,306
624	Habit Restaurants, Inc. (The), Class A*	5,454
2,724	Hilton Grand Vacations, Inc.*	87,168
3,896	Hilton Worldwide Holdings, Inc.	362,757
1,051	Hyatt Hotels Corp., Class A	77,427
6,233	International Game Technology plc	88,571
721	Jack in the Box, Inc.	65,698
6,925	Las Vegas Sands Corp.	399,988
2,136	Luby’s, Inc.*	4,065
3,634	Marriott International, Inc., Class A	451,961
1,381	Marriott Vacations Worldwide Corp.	143,085
8,684	McDonald’s Corp.	1,864,543
12,240	MGM Resorts International	339,293
341	Nathans Famous, Inc.	24,501
5,162	Norwegian Cruise Line Holdings, Ltd.*	267,237
1,596	Papa John’s International, Inc.^	83,551
2,376	Penn National Gaming, Inc.*	44,253
2,905	Planet Fitness, Inc.*	168,112
3,664	Playa Hotels & Resorts NV*	28,689
763	Potbelly Corp.*	3,327
1,501	Red Lion Hotels Corp.*	9,726
878	Red Robin Gourmet Burgers*	29,202
1,400	Red Rock Resorts, Inc.	28,427
2,548	Royal Caribbean Cruises, Ltd.	276,025
2,527	Ruth’s Hospitality Group, Inc.	51,589
3,394	Scientific Games Corp., Class A*	69,068
2,359	SeaWorld Entertainment, Inc.*	62,089
1,629	Six Flags Entertainment Corp.	82,737
13,953	Starbucks Corp.	1,233,724
2,721	Texas Roadhouse, Inc., Class A	142,907
1,604	Town Sports International Holdings, Inc.*	2,631
866	Vail Resorts, Inc.	197,067
8,057	Wendy’s Co. (The)	160,979
898	Wingstop, Inc.	78,377
3,177	Wyndham Hotels & Resorts, Inc.	164,378
3,177	Wyndham Worldwide Corp.	146,206
2,056	Wynn Resorts, Ltd.	223,528

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
3,672	Yum! Brands, Inc.	$416,515

		10,553,135

Household Durables (1.0%):
1,886	Beazer Homes USA, Inc.*	28,101
611	Cavco Industries, Inc.*	117,367
2,848	Century Communities, Inc.*	87,234
9,095	D.R. Horton, Inc.	479,398
1,137	Dixie Group, Inc. (The)*	1,569
1,910	Ethan Allen Interiors, Inc.	36,481
431	Flexsteel Industries, Inc.	6,387
4,643	Garmin, Ltd.	393,216
2,761	GoPro, Inc., Class A*	14,316
2,219	Green Brick Partners, Inc.*	23,743
911	Helen of Troy, Ltd.*	143,628
500	Hooker Furniture Corp.	10,720
1,333	Installed Building Products, Inc.*	76,434
931	iRobot Corp.*^	57,415
4,456	KB Home	151,504
2,231	La-Z-Boy, Inc.	74,939
4,024	Leggett & Platt, Inc.	164,743
3,994	Lennar Corp., Class A	223,065
119	Lennar Corp., Class B	5,280
1,206	LGI Homes, Inc.*	100,484
1,627	Libbey, Inc.*	5,450
1,017	Lifetime Brands, Inc.	9,000
2,531	M.D.C. Holdings, Inc.	109,086
1,880	M/I Homes, Inc.*	70,782
3,168	Meritage Corp.*	222,869
1,447	Mohawk Industries, Inc.*	179,529
2,791	Newell Brands, Inc.	52,248
123	NVR, Inc.*	457,235
9,250	PulteGroup, Inc.	338,088
3,683	Skyline Corp.*	110,821
5,496	Taylor Morrison Home Corp., Class A*	142,566
2,586	Tempur Sealy International, Inc.*	199,639
2,183	Toll Brothers, Inc.	89,612
2,208	TopBuild Corp.*	212,917
4,276	TRI Pointe Homes, Inc.*	64,311
2,153	Tupperware Brands Corp.	34,168
718	Universal Electronics, Inc.*	36,546
2,385	Whirlpool Corp.	377,689
2,147	William Lyon Homes, Class A*	43,713
1,918	Zagg, Inc.*^	12,026

		4,964,319

Household Products (1.2%):
2,899	Central Garden & Pet Co., Class A*	80,375
3,967	Church & Dwight Co., Inc.	298,477
2,408	Clorox Co. (The)	365,703
9,432	Colgate-Palmolive Co.	693,346
4,135	Kimberly-Clark Corp.	587,377
333	Oil-Dri Corp.	11,342
28,237	Procter & Gamble Co. (The)	3,512,118
2,129	Spectrum Brands Holdings, Inc.	112,249
295	WD-40 Co.	54,144

		5,715,131

Independent Power and Renewable Electricity Producers (0.2%):
11,693	AES Corp. (The)	191,064
5,810	Atlantic Power Corp.*	13,595
5,140	Atlantica Yield plc	123,823
1,323	Clearway Energy, Inc., Class A	22,941
2,753	Clearway Energy, Inc., Class C	50,242
3,849	NRG Energy, Inc.	152,420
2,058	Ormat Technologies, Inc.	152,889

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers, continued
3,788	Pattern Energy Group, Inc.	$102,011
10,243	Vistra Energy Corp.	273,796

		1,082,781

Industrial Conglomerates (0.8%):
9,625	3M Co.	1,582,349
1,602	Carlisle Cos., Inc.	233,155
53,601	General Electric Co.	479,193
8,521	Honeywell International, Inc.	1,441,753
1,736	Raven Industries, Inc.	58,087
876	Roper Industries, Inc.	312,382

		4,106,919

Insurance (3.2%):
10,074	Aflac, Inc.	527,072
333	Alleghany Corp.*	265,654
4,705	Allstate Corp. (The)	511,339
2,395	AMBAC Financial Group, Inc.*	46,822
3,511	American Equity Investment Life Holding Co.	84,966
1,597	American Financial Group, Inc.	172,236
9,027	American International Group, Inc.	502,804
409	American National Insurance Co.	50,606
1,307	Amerisafe, Inc.	86,406
3,137	Aon plc	607,229
5,730	Arch Capital Group, Ltd.*	240,545
1,501	Argo Group International Holdings, Ltd.	105,430
4,600	Arthur J. Gallagher & Co.	412,022
1,955	Assurant, Inc.	245,978
3,247	Assured Guaranty, Ltd.	144,362
1,196	Athene Holding, Ltd.*	50,304
2,351	Axis Capital Holdings, Ltd.	156,859
1,029	Brighthouse Financial, Inc.*	41,644
8,628	Brown & Brown, Inc.	311,126
4,915	Chubb, Ltd.	793,478
2,852	Cincinnati Financial Corp.	332,743
2,176	Citizens, Inc.*	14,949
1,199	CNA Financial Corp.	59,051
2,354	Crawford & Co.	23,752
2,915	Crawford & Co., Class A	31,715
1,631	Donegal Group, Inc., Class A	23,910
1,100	eHealth, Inc.*	73,469
1,993	Employers Holdings, Inc.	86,855
447	Enstar Group, Ltd.*	84,894
664	Erie Indemnity Co., Class A	123,272
748	Everest Re Group, Ltd.	199,035
1,025	FBL Financial Group, Inc., Class A	60,998
1,054	FedNat Holding Co.	14,745
4,594	First American Financial Corp.	271,092
7,565	FNF Group	335,962
21,335	Genworth Financial, Inc., Class A*	93,874
695	Global Indemnity, Ltd.	17,354
1,775	Globe Life, Inc.	169,974
2,383	Greenlight Capital Re, Ltd.*	25,022
1,469	Hallmark Financial Services, Inc.*	28,102
1,263	Hanover Insurance Group, Inc. (The)	171,187
7,229	Hartford Financial Services Group, Inc. (The)	438,150
397	HCI Group, Inc.	16,690
387	Heritage Insurance Holdings, Inc.	5,786
2,388	Horace Mann Educators Corp.	110,636
1,317	Independence Holding Co.	50,823
153	Investors Title Co.	24,495
1,283	James River Group Holdings	65,741
2,246	Kemper Corp.	175,076
3,599	Lincoln National Corp.	217,092

Shares		Fair Value
Common Stocks, continued
Insurance, continued
5,372	Loews Corp.	$276,551
5,556	Maiden Holdings, Ltd.*	4,167
301	Markel Corp.*	355,752
6,271	Marsh & McLennan Cos., Inc.	627,413
1,688	Mercury General Corp.	94,325
8,570	MetLife, Inc.	404,161
4,959	National General Holdings Corp.	114,156
262	National Western Life Group, Inc., Class A	70,313
9,717	Old Republic International Corp.	229,030
1,995	Primerica, Inc.	253,824
7,378	Principal Financial Group, Inc.	421,579
2,111	ProAssurance Corp.	85,010
6,434	Progressive Corp. (The)	497,027
4,383	Prudential Financial, Inc.	394,251
1,023	Reinsurance Group of America, Inc.	163,557
1,433	RenaissanceRe Holdings, Ltd.	277,213
1,252	RLI Corp.	116,323
854	Safety Insurance Group, Inc.	86,536
2,198	Selective Insurance Group, Inc.	165,268
2,664	State Auto Financial Corp.	86,287
1,761	Stewart Information Services Corp.	68,309
5,145	Third Point Reinsurance, Ltd.*	51,399
1,767	Tiptree Financial, Inc., Class A	12,864
5,063	Travelers Cos., Inc. (The)	752,816
1,438	United Fire Group, Inc.	67,557
2,794	United Insurance Holdings Co.	39,088
3,169	Universal Insurance Holdings, Inc.	95,038
3,102	UnumProvident Corp.	92,191
4,392	W.R. Berkley Corp.	317,234
140	White Mountains Insurance Group, Ltd.	151,200
911	Willis Towers Watson plc	175,796

		15,249,561

Interactive Media & Services (2.6%):
2,523	Alphabet, Inc., Class A*	3,080,936
2,631	Alphabet, Inc., Class C*	3,207,189
1,229	Cargurus, Inc.*	38,038
3,783	Cars.com, Inc.*	33,971
2,881	DHI Group, Inc.*	11,092
29,615	Facebook, Inc., Class A*	5,273,840
583	IAC/InterActiveCorp.*	127,077
5,384	Liberty TripAdvisor Holdings, Inc., Class A*	50,663
1,146	Match Group, Inc.^	81,870
1,563	QuinStreet, Inc.*	19,678
2,297	The Meet Group, Inc. (The)*	7,523
1,344	Travelzoo, Inc.*	14,367
2,514	TripAdvisor, Inc.*	97,242
6,966	Truecar, Inc.*	23,684
4,951	Twitter, Inc.*	203,981
2,068	Yelp, Inc.*	71,863
664	Zedge, Inc., Class B*	1,109
1,125	Zillow Group, Inc., Class A*	33,238
2,298	Zillow Group, Inc., Class C*^	68,526

		12,445,887

Internet & Direct Marketing Retail (2.8%):
2,093	1-800 Flowers.com, Inc., Class A*	30,966
6,167	Amazon.com, Inc.*	10,705,358
635	Booking Holdings, Inc.*	1,246,258
13,047	eBay, Inc.	508,572
800	Etsy, Inc.*	45,200
2,413	Expedia, Inc.	324,331
4,200	Groupon, Inc.*	11,172
1,546	GrubHub, Inc.*	86,901
2,242	Lands’ End, Inc.*	25,435

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Internet & Direct Marketing Retail, continued
1,546	Leaf Group, Ltd.*	$6,493
1,736	Liquidity Services, Inc.*	12,846
1,164	PetMed Express, Inc.^	20,975
4,088	Quotient Technology, Inc.*	31,968
8,810	Qurate Retail, Inc.*	90,875
737	Rubicon Project, Inc.*	6,419
981	Shutterstock, Inc.*	35,434
585	Stamps.com, Inc.*	43,553
1,006	Wayfair, Inc., Class A*	112,793

		13,345,549

IT Services (4.7%):
8,618	Accenture plc, Class C	1,657,673
3,679	Akamai Technologies, Inc.*	336,187
1,762	Alliance Data Systems Corp.	225,765
4,258	Amdocs, Ltd.	281,496
6,670	Automatic Data Processing, Inc.	1,076,671
3,092	Black Knight, Inc.*	188,798
3,165	Booz Allen Hamilton Holding Corp.	224,778
2,676	Broadridge Financial Solutions, Inc.	332,975
843	CACI International, Inc., Class A*	194,952
1,432	Carbonite, Inc.*	22,182
2,591	Cardtronics plc*	78,352
687	Cass Information Systems, Inc.	37,091
5,920	Cognizant Technology Solutions Corp., Class A	356,769
6,347	Conduent, Inc.*	39,478
2,751	CoreLogic, Inc.*	127,289
1,424	CSG Systems International, Inc.	73,592
5,461	DXC Technology Co.	161,100
513	Endurance International Group Holdings, Inc.*	1,924
796	Epam Systems, Inc.*	145,127
2,653	Euronet Worldwide, Inc.*	388,134
2,060	Evertec, Inc.	64,313
1,320	Exlservice Holdings, Inc.*	88,387
6,398	Fidelity National Information Services, Inc.	849,398
5,353	Fiserv, Inc.*	554,517
1,446	FleetCor Technologies, Inc.*	414,684
609	Gartner, Inc.*	87,081
6,266	Genpact, Ltd.	242,808
5,947	Global Payments, Inc.	945,573
1,451	GoDaddy, Inc., Class A*	95,737
2,548	GTT Communications, Inc.*^	24,002
1,357	Hackett Group, Inc. (The)	22,336
821	Internap Corp.*^	2,118
16,183	International Business Machines Corp.	2,353,332
1,269	Jack Henry & Associates, Inc.	185,236
8,226	KBR, Inc.	201,866
3,495	Leidos Holdings, Inc.	300,151
2,160	Limelight Networks, Inc.*	6,545
2,717	LiveRamp Holdings, Inc.*	116,722
1,140	ManTech International Corp., Class A	81,407
13,385	MasterCard, Inc., Class A	3,634,964
2,057	Maximus, Inc.	158,924
403	MongoDB, Inc.*	48,553
3,759	NIC, Inc.	77,623
839	Okta, Inc.*	82,608
4,250	Paychex, Inc.	351,773
9,471	PayPal Holdings, Inc.*	981,101
2,322	Perficient, Inc.*	89,583
1,985	Perspecta, Inc.	51,848
840	PFSweb, Inc.*	2,125
3,130	Presidio, Inc.	52,897
6,698	Sabre Corp.	150,002

Shares		Fair Value
Common Stocks, continued
IT Services, continued
1,873	Science Applications International Corp.	$163,607
3,035	Servicesource International, Inc.*	2,671
3,966	Steel Connect, Inc.*	6,861
2,283	Sykes Enterprises, Inc.*	69,951
3,331	Teradata Corp.*	103,261
2,575	TTEC Holdings, Inc.	123,291
3,021	Unisys Corp.*	22,446
1,948	VeriSign, Inc.*	367,451
1,675	Virtusa Corp.*	60,334
20,419	Visa, Inc., Class A	3,512,272
9,515	Western Union Co.	220,463
662	WEX, Inc.*	133,770

		23,054,925

Leisure Products (0.2%):
3,430	Acushnet Holdings Corp.	90,552
3,582	American Outdoor Brands Corp.*	20,955
2,964	Brunswick Corp.	154,484
3,826	Callaway Golf Co.	74,263
658	Escalade, Inc.	7,166
1,907	Hasbro, Inc.	226,341
503	Johnson Outdoors, Inc., Class A	29,456
531	Malibu Boats, Inc.*	16,291
662	Marine Products Corp.	9,374
6,035	Mattel, Inc.*^	68,739
1,932	Nautilus Group, Inc.*	2,608
2,101	Polaris Industries, Inc.	184,908
2,859	Vista Outdoor, Inc.*	17,697

		902,834

Life Sciences Tools & Services (1.0%):
6,049	Agilent Technologies, Inc.	463,535
519	Bio-Rad Laboratories, Inc., Class A*	172,692
1,154	Bio-Techne Corp.	225,803
6,259	Bruker Corp.	274,958
2,131	Cambrex Corp.*	126,795
2,313	Charles River Laboratories International, Inc.*	306,172
1,979	Harvard Bioscience, Inc.*	6,085
1,139	Illumina, Inc.*	346,507
2,504	IQVIA Holdings, Inc.*	374,048
2,457	Luminex Corp.	50,737
1,150	Medpace Holdings, Inc.*	96,646
556	Mettler-Toledo International, Inc.*	391,646
1,400	Neogenomics, Inc.*	26,768
1,490	PerkinElmer, Inc.	126,903
1,655	PRA Health Sciences, Inc.*	164,226
2,622	Syneos Health, Inc.*	139,517
3,590	Thermo Fisher Scientific, Inc.	1,045,658
1,553	Waters Corp.*	346,676

		4,685,372

Machinery (2.8%):
2,898	Actuant Corp., Class A	63,582
3,564	AGCO Corp.	269,795
652	Alamo Group, Inc.	76,753
737	Albany International Corp., Class A	66,448
4,381	Allison Transmission Holdings, Inc.	206,126
2,614	Altra Industrial Motion Corp.	72,395
2,124	Astec Industries, Inc.	66,056
1,993	Barnes Group, Inc.	102,719
837	Blue Bird Corp.*	15,932
2,517	Briggs & Stratton Corp.	15,253
10,638	Caterpillar, Inc.	1,343,687
1,019	Chart Industries, Inc.*	63,545
1,284	CIRCOR International, Inc.*	48,214
4,064	Colfax Corp.*^	118,100

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
1,526	Columbus McKinnon Corp.	$55,592
2,706	Commercial Vehicle Group, Inc.*	19,510
1,945	Crane Co.	156,825
3,972	Cummins, Inc.	646,125
4,840	Deere & Co.	816,411
4,360	Donaldson Co., Inc.	227,069
1,324	Douglas Dynamics, Inc.	59,011
2,877	Dover Corp.	286,434
1,120	EnPro Industries, Inc.	76,888
1,435	ESCO Technologies, Inc.	114,169
2,959	Federal Signal Corp.	96,878
3,108	Flowserve Corp.	145,175
3,574	Fortive Corp.	245,033
1,521	Franklin Electric Co., Inc.	72,719
694	FreightCar America, Inc.*	3,366
2,740	Gardner Denver Holdings, Inc.*	77,515
889	Gencor Industries, Inc.*	10,321
1,617	Gorman-Rupp Co. (The)	56,255
4,423	Graco, Inc.	203,635
1,612	Greenbrier Cos, Inc.	48,553
2,503	Harsco Corp.*	47,457
1,370	Helios Technologies, Inc.	55,581
3,220	Hillenbrand, Inc.	99,434
490	Hurco Cos, Inc.	15,763
896	Hyster-Yale Materials Handling, Inc., Class A	49,038
1,615	IDEX Corp.	264,666
4,926	Illinois Tool Works, Inc.	770,870
3,382	Ingersoll-Rand plc	416,696
3,590	ITT, Inc.	219,672
1,157	John Bean Technologies Corp.	115,041
598	Kadant, Inc.	52,498
2,960	Kennametal, Inc.	90,990
787	L.B. Foster Co., Class A*	17,054
1,806	Lincoln Electric Holdings, Inc.	156,689
539	Lindsay Corp.	50,046
774	Lydall, Inc.*	19,280
1,213	Manitex International, Inc.*	8,066
2,529	Manitowoc Co., Inc. (The)*	31,613
4,260	Meritor, Inc.*	78,810
1,601	Middleby Corp. (The)*	187,157
4,873	Milacron Holdings Corp.*	81,233
2,406	Mueller Industries, Inc.	69,004
7,183	Mueller Water Products, Inc., Class A	80,737
2,868	Navistar International Corp.*	80,619
1,258	NN, Inc.	8,970
1,555	Nordson Corp.	227,434
158	Omega Flex, Inc.	16,156
2,269	OshKosh Corp.	171,990
8,569	PACCAR, Inc.	599,916
2,496	Parker Hannifin Corp.	450,803
1,058	Park-Ohio Holdings Corp.	31,592
5,836	Pentair plc	220,601
976	Proto Labs, Inc.*	99,650
660	RBC Bearings, Inc.*	109,501
5,687	REV Group, Inc.	65,002
5,156	Rexnord Corp.*	139,470
2,002	Snap-On, Inc.	313,393
612	Spartan Motors, Inc.	8,397
1,562	SPX Corp.*	62,496
2,004	SPX FLOW, Inc.*	79,078
775	Standex International Corp.	56,529
1,547	Stanley Black & Decker, Inc.	223,402
1,093	Tennant Co.	77,275
3,523	Terex Corp.	91,492
3,355	Timken Co.	145,976

Shares		Fair Value
Common Stocks, continued
Machinery, continued
3,046	Titan International, Inc.	$8,224
3,651	Toro Co.	267,618
2,213	TriMas Corp.*	67,828
5,158	Trinity Industries, Inc.	101,509
4,006	Wabash National Corp.	58,127
1,380	WABCO Holdings, Inc.*	184,575
2,490	Wabtec Corp.	178,931
960	Watts Water Technologies, Inc., Class A	89,981
4,275	Welbilt, Inc.*	72,077
2,272	Woodward, Inc.	244,990
3,852	Xylem, Inc.	306,696

		13,783,782

Marine (0.1%):
7,028	Costamare, Inc.	42,660
1,680	Eagle Bulk Shipping, Inc.*^	7,350
1,300	Genco Shipping & Trading, Ltd.*	11,960
1,331	Golden Ocean Group, Ltd.^	7,746
1,948	Kirby Corp.*	160,048
1,541	Matson, Inc.	57,803
1,478	Scorpio Bulkers, Inc.	8,986

		296,553

Media (1.9%):
1,468	A.H. Belo Corp., Class A	5,505
6,959	Altice USA, Inc., Class A*	199,584
2,029	AMC Networks, Inc., Class A*	99,746
270	Cable One, Inc.	338,769
182	CBS Corp., Class A	7,890
8,474	CBS Corp., Class B	342,095
2,339	Charter Communications, Inc., Class A*	963,948
1,661	Clear Channel Outdoor Holdings, Inc.*	4,186
68,281	Comcast Corp., Class A	3,078,106
2,952	comScore, Inc.*	5,638
4,071	Discovery Communications, Inc., Class A*	108,411
9,189	Discovery Communications, Inc., Class C*	226,233
5,606	DISH Network Corp., Class A*	190,996
4,131	E.W. Scripps Co. (The), Class A	54,860
4,691	Emerald Expositions Events, Inc.	45,643
8,164	Entercom Communications Corp.	27,268
4,792	Entravision Communications Corp., Class A	15,239
7,943	Fox Corp., Class A	250,483
4,728	Fox Corp., Class B	149,121
6,638	Gannett Co., Inc.	71,292
4,760	GCI Liberty, Inc., Class A*	295,453
4,886	Gray Television, Inc.*	79,740
472	Harte-Hanks, Inc.*	1,440
13,729	Interpublic Group of Cos., Inc. (The)	295,997
1,262	John Wiley & Sons, Inc., Class A	55,452
192	John Wiley & Sons, Inc., Class B	8,314
563	Liberty Broadband Corp., Class A*	58,845
2,655	Liberty Broadband Corp., Class C*	277,899
1,489	Liberty Latin America, Ltd.*	25,417
3,100	Liberty Latin America, Ltd., Class C*	52,995
2,477	Liberty SiriusXM Group, Class A*	102,969
4,973	Liberty SiriusXM Group, Class C*	208,667
143	Loral Space & Communications*	5,920
2,502	Marchex, Inc., Class B*	7,856
1,649	Meredith Corp.	60,452
3,759	MSG Networks, Inc., Class A*^	60,971
3,726	National CineMedia, Inc.	30,553
3,971	New Media Investment Group, Inc.	34,985

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
3,530	New York Times Co. (The), Class A	$100,534
9,481	News Corp., Class A	131,976
2,563	News Corp., Class B	36,638
2,115	Nexstar Broadcasting Group, Inc., Class A	216,386
5,196	Omnicom Group, Inc.	406,847
1,853	Scholastic Corp.	69,969
5,191	Sinclair Broadcast Group, Inc., Class A	221,863
24,685	Sirius XM Holdings, Inc.	154,405
1,895	TechTarget, Inc.*	42,685
11,352	Tegna, Inc.	176,297
933	Tribune Publishing Co.	8,005

		9,414,543

Metals & Mining (0.6%):
16,272	AK Steel Holding Corp.*	36,937
5,563	Alcoa Corp.*	111,649
4,528	Allegheny Technologies, Inc.*	91,692
799	Ampco-Pittsburgh Corp.*	2,940
2,296	Carpenter Technology Corp.	118,611
4,968	Century Aluminum Co.*	32,963
6,542	Cleveland-Cliffs, Inc.^	47,233
12,366	Coeur d’Alene Mines Corp.*	59,480
6,147	Commercial Metals Co.	106,835
1,713	Compass Minerals International, Inc.	96,767
7,323	Ferroglobe plc*	8,275
9,823	Ferroglobe Unit*(a)	–
33,112	Freeport-McMoRan Copper & Gold, Inc.	316,883
2,945	Gold Resource Corp.	8,982
943	Haynes International, Inc.	33,797
23,972	Hecla Mining Co.	42,191
151	Kaiser Aluminum Corp.	14,944
1,359	Materion Corp.	83,388
12,309	McEwen Mining, Inc.	19,202
9,007	Newmont Mining Corp.	341,546
6,254	Nucor Corp.	318,392
700	Olympic Steel, Inc.	10,080
2,353	Reliance Steel & Aluminum Co.	234,500
2,119	Royal Gold, Inc.	261,082
1,500	Ryerson Holding Corp.*	12,795
1,365	Schnitzer Steel Industries, Inc., Class A	28,201
1,772	Southern Copper Corp.	60,478
11,019	Steel Dynamics, Inc.	328,367
3,673	SunCoke Energy, Inc.*	20,716
701	Synalloy Corp.	11,181
2,052	TimkenSteel Corp.*	12,907
7,131	United States Steel Corp.	82,363
548	Universal Stainless & Alloy Products, Inc.*	8,549
4,099	Warrior Met Coal, Inc.	80,012
2,198	Worthington Industries, Inc.	79,238

		3,123,176

Multiline Retail (0.7%):
2,583	Big Lots, Inc.	63,284
1,248	Dillard’s, Inc., Class A^	82,505
3,606	Dollar General Corp.	573,138
4,739	Dollar Tree, Inc.*	541,004
18,758	J.C. Penney Co., Inc.*^	16,674
6,791	Kohl’s Corp.	337,241
15,105	Macy’s, Inc.	234,732
5,858	Nordstrom, Inc.	197,239
2,055	Ollie’s Bargain Outlet Holdings, Inc.*	120,505

Shares		Fair Value
Common Stocks, continued
Multiline Retail, continued
9,357	Target Corp.	$1,000,356

		3,166,678

Multi-Utilities (0.9%):
3,944	Ameren Corp.	315,717
1,884	Avista Corp.	91,261
1,784	Black Hills Corp.	136,886
8,431	CenterPoint Energy, Inc.	254,448
4,789	CMS Energy Corp.	306,257
3,650	Consolidated Edison, Inc.	344,816
9,272	Dominion Energy, Inc.	751,402
2,856	DTE Energy Co.	379,734
7,317	MDU Resources Group, Inc.	206,266
6,403	NiSource, Inc.	191,578
1,765	NorthWestern Corp.	132,463
5,413	Public Service Enterprise Group, Inc.	336,039
2,131	Sempra Energy	314,557
844	Unitil Corp.	53,543
4,178	WEC Energy Group, Inc.	397,328

		4,212,295

Oil, Gas & Consumable Fuels (4.1%):
7,900	Abraxas Petroleum Corp.*	4,009
332	Adams Resources & Energy, Inc.	10,292
7,652	Antero Resources Corp.*	23,109
8,444	Apache Corp.	216,166
1,256	Arch Coal, Inc.^	93,195
1,988	Berry Petroleum Corp.	18,608
1,149	Bonanza Creek Energy, Inc.*	25,726
7,819	Cabot Oil & Gas Corp.	137,380
275	California Resources Corp.*^	2,805
15,767	Callon Petroleum Co.*	68,429
7,100	Carrizo Oil & Gas, Inc.*	60,954
6,243	Centennial Resource Development, Inc., Class A*	28,187
3,933	Cheniere Energy, Inc.*	248,015
40,762	Chesapeake Energy Corp.*^	57,474
31,951	Chevron Corp.	3,789,388
1,737	Cimarex Energy Co.	83,272
7,534	Clean Energy Fuel Corp.*	15,558
10,708	CNX Resources Corp.*	77,740
3,437	Concho Resources, Inc.	233,372
17,974	ConocoPhillips Co.	1,024,159
1,846	CONSOL Energy, Inc.*	28,853
1,423	Contango Oil & Gas Co.*	3,956
1,170	Continental Resources, Inc.*	36,024
3,723	CVR Energy, Inc.	163,924
4,054	Delek US Holdings, Inc.	147,160
35,565	Denbury Resources, Inc.*	42,322
7,602	Devon Energy Corp.	182,904
8,860	DHT Holdings, Inc.	54,489
3,772	Diamondback Energy, Inc.	339,141
107	Dorian LPG, Ltd.*	1,109
5,391	Enlink Midstream LLC^	45,824
7,578	EOG Resources, Inc.	562,439
3,515	EQT Corp.	37,400
2,812	Equitrans Midstream Corp.	40,915
5,493	Extraction Oil & Gas, Inc.*^	16,149
71,202	Exxon Mobil Corp.	5,027,572
4,505	Gaslog, Ltd.	57,889
2,514	Green Plains Renewable Energy, Inc.	26,636
8,600	Gulfport Energy Corp.*	23,306
2,222	Hallador Energy Co.	8,044
5,198	Hess Corp.	314,375
10,617	HighPoint Resources Corp.*	16,881
6,693	HollyFrontier Corp.	359,013
1,180	International Seaways, Inc.*	22,727

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
3,393	Jagged Peak Energy, Inc.*	$24,633
25,885	Kinder Morgan, Inc.	533,490
17,233	Kosmos Energy, Ltd.	107,534
12,195	Laredo Petroleum Holdings, Inc.*	29,390
14,759	Marathon Oil Corp.	181,093
8,975	Marathon Petroleum Corp.	545,231
6,316	Matador Resources Co.*	104,403
1,037	Montage Resources Corp.*	3,920
6,993	Murphy Oil Corp.	154,615
7,953	Noble Energy, Inc.	178,624
10,234	Northern Oil & Gas, Inc.*	20,059
11,184	Oasis Petroleum, Inc.*	38,697
12,704	Occidental Petroleum Corp.	564,947
5,786	ONEOK, Inc.	426,370
2,263	Pacific Ethanol, Inc.*	1,275
1,401	Panhandle Oil & Gas, Inc., Class A	19,586
2,936	PAR Pacific Holdings, Inc.*	67,117
5,375	Parsley Energy, Inc., Class A	90,300
6,440	PBF Energy, Inc., Class A	175,104
3,182	PDC Energy, Inc.*	88,301
4,173	Peabody Energy Corp.	61,427
5,783	Phillips 66	592,179
2,116	Pioneer Natural Resources Co.	266,129
6	PrimeEnergy Corp.*	690
11,578	QEP Resources, Inc.	42,839
4,715	Range Resources Corp.	18,011
3,344	Renewable Energy Group, Inc.*	50,177
374	REX American Resources Corp.*	28,547
1,820	Ring Energy, Inc.*	2,985
3,428	Scorpio Tankers, Inc.	102,017
3,967	SemGroup Corp., Class A	64,821
6,460	Ship Finance International	90,699
6,397	SM Energy Co.	61,987
22,197	Southwestern Energy Co.*	42,840
14,755	SRC Energy, Inc.*	68,758
3,310	Talos Energy, Inc.*	67,292
3,165	Targa Resources Corp.	127,138
6,407	Teekay Shipping Corp.	25,628
7,755	Valero Energy Corp.	661,036
6,207	Whiting Petroleum Corp.*	49,842
7,839	Williams Cos., Inc.	188,606
4,114	World Fuel Services Corp.	164,313
13,673	WPX Energy, Inc.*	144,797

		20,054,337

Paper & Forest Products (0.1%):
2,511	Boise Cascade Co.	81,833
1,659	Clearwater Paper Corp.*	35,038
3,283	Domtar Corp.	117,564
4,940	Louisiana-Pacific Corp.	121,426
5,575	Mercer International, Inc.	69,911
1,286	Neenah Paper, Inc.	83,744
2,520	P.H. Glatfelter Co.	38,783
5,870	Resolute Forest Products	27,589
1,565	Schweitzer-Mauduit International, Inc.	58,594
2,251	Verso Corp.*	27,867

		662,349

Personal Products (0.3%):
22,998	Avon Products, Inc.*	101,191
5,561	Coty, Inc., Class A	58,446
1,562	e.l.f. Beauty, Inc.*	27,351
2,453	Edgewell Personal Care Co.*	79,698
2,824	Estee Lauder Co., Inc. (The), Class A	561,835
4,410	Herbalife, Ltd.*	166,962
1,355	Inter Parfums, Inc.	94,809
609	Medifast, Inc.	63,111

Shares		Fair Value
Common Stocks, continued
Personal Products, continued
1,236	Natures Sunshine Products, Inc.*	$10,246
2,377	Nu Skin Enterprises, Inc., Class A	101,094
1,183	Revlon, Inc.*^	27,789
340	United-Guardian, Inc.	6,375
1,364	Usana Health Sciences, Inc.*	93,284

		1,392,191

Pharmaceuticals (3.2%):
4,368	Akorn, Inc.*	16,598
3,430	Allergan plc	577,235
2,003	Amphastar Pharmaceuticals, Inc.*	39,719
900	ANI Pharmaceuticals, Inc.*	65,592
885	Assembly Biosciences, Inc.*	8,700
18,539	Bristol-Myers Squibb Co.	940,113
6,427	Catalent, Inc.*	306,311
4,376	Corcept Therapeutics, Inc.*	61,855
1,468	Cumberland Pharmaceuticals, Inc.*	8,705
1,054	Cymabay Therapeutics, Inc.*	5,396
7,796	Elanco Animal Health, Inc.*	207,296
10,978	Eli Lilly & Co.	1,227,670
8,827	Endo International plc*	28,335
5,527	Horizon Therapeutics plc*	150,500
3,292	Innoviva, Inc.*	34,698
2,219	Intra-Cellular Therapies, Inc.*	16,576
1,011	Jazz Pharmaceuticals plc*	129,550
38,087	Johnson & Johnson Co.	4,927,695
2,281	Lannett Co., Inc.*	25,547
42	Lipocine, Inc.*	118
4,828	Mallinckrodt plc*	11,635
32,001	Merck & Co., Inc.	2,693,844
4,916	Mylan NV*	97,238
1,317	Otonomy, Inc.*	3,148
3,223	Perrigo Co. plc	180,133
75,996	Pfizer, Inc.	2,730,536
793	Phibro Animal Health Corp., Class A	16,915
2,480	Prestige Brands Holdings, Inc.*	86,031
1,789	Supernus Pharmaceuticals, Inc.*	49,162
923	Taro Pharmaceutical Industries, Ltd.	69,640
7,935	Zoetis, Inc.	988,622
1,297	Zogenix, Inc.*	51,932

		15,757,045

Professional Services (0.6%):
2,798	ASGN, Inc.*	175,882
494	Barrett Business Services, Inc.	43,877
3,154	CBIZ, Inc.*	74,119
304	CoStar Group, Inc.*	180,333
456	CRA International, Inc.	19,138
1,954	Equifax, Inc.	274,869
1,075	Exponent, Inc.	75,143
825	Forrester Research, Inc.	26,516
1,382	FTI Consulting, Inc.*	146,478
1,205	Heidrick & Struggles International, Inc.	32,897
466	Hill International, Inc.*	1,393
1,313	Huron Consulting Group, Inc.*	80,539
795	ICF International, Inc.	67,154
3,095	InnerWorkings, Inc.*	13,711
740	Insperity, Inc.	72,979
2,223	Kelly Services, Inc., Class A	53,841
1,154	Kforce, Inc.	43,662
2,258	Korn/Ferry International	87,249
2,677	ManpowerGroup, Inc.	225,510
659	Mistras Group, Inc.*	10,808
2,251	Navigant Consulting, Inc.	62,915
7,090	Nielsen Holdings plc	150,663
2,125	Resources Connection, Inc.	36,104
3,340	Robert Half International, Inc.	185,904

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
2,853	TransUnion	$231,407
2,194	TriNet Group, Inc.*	136,445
2,213	Trueblue, Inc.*	46,694
2,920	Verisk Analytics, Inc.	461,768
840	Volt Information Sciences, Inc.*	2,654
633	Willdan Group, Inc.*	22,206

		3,042,858

Real Estate Management & Development (0.3%):
400	Altisource Portfolio Solutions*	8,088
9,333	CBRE Group, Inc., Class A*	494,743
339	Consolidated-Tomoka Land Co.	22,238
279	Forestar Group, Inc.*	5,100
232	FRP Holdings, Inc.*	11,141
318	Griffin Industrial Realty, Inc.	12,068
1,280	Howard Hughes Corp. (The)*	165,888
1,691	Jones Lang LaSalle, Inc.	235,150
5,360	Kennedy-Wilson Holdings, Inc.	117,491
2,112	Marcus & Millichap, Inc.*	74,955
6,929	Newmark Group, Inc.	62,777
997	Rafael Holdings, Inc., Class B*	20,897
2,090	RE/MAX Holdings, Inc., Class A	67,214
7,526	Realogy Holdings Corp.^	50,274
1,447	Tejon Ranch Co.*	24,556
1,038	The RMR Group, Inc., Class A	47,208
3,157	The St. Joe Co.*	54,079

		1,473,867

Road & Rail (1.2%):
566	AMERCO, Inc.	220,763
1,475	ArcBest Corp.	44,914
2,770	Avis Budget Group, Inc.*	78,280
1,699	Covenant Transportation Group, Inc., Class A*	27,932
11,782	CSX Corp.	816,138
1,672	Genesee & Wyoming, Inc., Class A*	184,773
4,179	Heartland Express, Inc.	89,890
8,317	Hertz Global Holdings, Inc.*	115,107
3,215	J.B. Hunt Transport Services, Inc.	355,740
2,263	Kansas City Southern	301,002
3,490	Knight-Swift Transportation Holdings, Inc.	126,687
1,359	Landstar System, Inc.	152,996
3,359	Marten Transport, Ltd.	69,800
4,529	Norfolk Southern Corp.	813,680
2,241	Old Dominion Freight Line, Inc.	380,903
400	P.A.M. Transportation SVCS*	23,644
1,902	Ryder System, Inc.	98,467
1,512	Saia, Inc.*	141,674
9,496	Union Pacific Corp.	1,538,161
2,010	Universal Truckload Services, Inc.	46,793
1,023	USA Truck, Inc.*	8,215
3,284	Werner Enterprises, Inc.	115,925
1,829	YRC Worldwide, Inc.*	5,524

		5,757,008

Semiconductors & Semiconductor Equipment (4.0%):
1,456	Advanced Energy Industries, Inc.*	83,589
12,550	Advanced Micro Devices, Inc.*	363,825
2,031	Alpha & Omega Semiconductor, Ltd.*	24,941
1,392	Ambarella, Inc.*	87,466
12,824	Amkor Technology, Inc.*	116,698
2,339	Analog Devices, Inc.	261,336
15,126	Applied Materials, Inc.	754,787
1,615	Axcelis Technologies, Inc.*	27,600
1,701	AXT, Inc.*	6,056
4,273	Broadcom, Inc.	1,179,646

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
3,367	Brooks Automation, Inc.	$124,680
297	Cabot Microelectronics Corp.	41,939
437	CEVA, Inc.*	13,049
1,665	Cirrus Logic, Inc.*	89,211
2,261	Cohu, Inc.	30,535
3,350	Cree, Inc.*	164,150
9,588	Cypress Semiconductor Corp.	223,784
2,201	Diodes, Inc.*	88,370
5,453	Entegris, Inc.	256,618
3,383	First Solar, Inc.*	196,248
3,971	FormFactor, Inc.*	74,039
1,314	GSI Technology, Inc.*	11,511
948	Ichor Holdings, Ltd.*	22,923
975	Inphi Corp.*	59,524
89,289	Intel Corp.	4,601,061
3,658	KLA-Tencor Corp.	583,268
2,537	Kulicke & Soffa Industries, Inc.	59,569
2,315	Lam Research Corp.	535,020
4,922	Lattice Semiconductor Corp.*	89,999
2,991	MA-COM Technology Solutions Holdings, Inc.*	64,292
11,227	Marvell Technology Group, Ltd.	280,337
5,668	Maxim Integrated Products, Inc.	328,234
3,353	MaxLinear, Inc., Class A*	75,040
3,257	Microchip Technology, Inc.	302,608
27,536	Micron Technology, Inc.*	1,179,917
1,905	MKS Instruments, Inc.	175,793
793	Monolithic Power Systems, Inc.	123,415
1,348	Nanometrics, Inc.*	43,972
1,500	Neophotonics Corp.*	9,135
150	NVE Corp.	9,953
5,970	NVIDIA Corp.	1,039,198
14,154	ON Semiconductor Corp.*	271,898
1,438	PDF Solutions, Inc.*	18,795
5,010	Photronics, Inc.*	54,509
760	Power Integrations, Inc.	68,727
1,918	Qorvo, Inc.*	142,201
15,194	Qualcomm, Inc.	1,158,998
5,880	Rambus, Inc.*	77,175
1,554	Rudolph Technologies, Inc.*	40,963
2,464	Semtech Corp.*	119,775
867	Silicon Laboratories, Inc.*	96,540
5,510	Skyworks Solutions, Inc.	436,668
1,751	SMART Global Holdings, Inc.*	44,615
2,652	Solaredge Technologies, Inc.*	222,026
2,209	Synaptics, Inc.*	88,250
4,497	Teradyne, Inc.	260,421
13,850	Texas Instruments, Inc.	1,789,973
1,678	Ultra Clean Holdings, Inc.*	24,558
782	Universal Display Corp.	131,298
3,598	Veeco Instruments, Inc.*	42,025
4,855	Versum Materials, Inc.	256,975
3,913	Xilinx, Inc.	375,257
3,667	Xperi Corp.	75,834

		19,600,817

Software (4.9%):
4,216	ACI Worldwide, Inc.*	132,066
5,352	Adobe Systems, Inc.*	1,478,489
627	Alarm.com Holding, Inc.*	29,243
1,009	American Software, Inc., Class A	15,155
988	ANSYS, Inc.*	218,704
1,940	Aspen Technology, Inc.*	238,775
1,764	Autodesk, Inc.*	260,543
5,114	Avaya Holdings Corp.*	52,316
2,272	Aware, Inc.*	6,657

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
1,088	Blackbaud, Inc.	$98,290
794	Bottomline Technologies, Inc.*	31,244
5,311	Cadence Design Systems, Inc.*	350,951
3,648	CDK Global, Inc.	175,432
2,797	Citrix Systems, Inc.	269,966
505	CommVault Systems, Inc.*	22,579
533	Coupa Software, Inc.*	69,061
1,380	Ebix, Inc.^	58,098
990	Envestnet, Inc.*	56,133
1,083	Evolving Systems, Inc.*	996
703	Fair Isaac Corp.*	213,375
1,784	FireEye, Inc.*	23,799
1,444	Fortinet, Inc.*	110,841
977	Globant SA*	89,473
1,126	Guidewire Software, Inc.*	118,658
385	HubSpot, Inc.*	58,370
3,168	Intuit, Inc.	842,498
1,711	J2 Global, Inc.	155,393
1,431	LogMeIn, Inc.	101,544
2,205	Manhattan Associates, Inc.*	177,877
94,088	Microsoft Corp.	13,081,054
430	MicroStrategy, Inc., Class A*	63,799
1,803	Monotype Imaging Holdings, Inc.	35,717
600	New Relic, Inc.*	36,870
8,426	Nuance Communications, Inc.*	137,428
1,722	OneSpan, Inc.*	24,969
40,545	Oracle Corp.	2,231,190
1,244	Paycom Software, Inc.*	260,606
237	Paylocity Holding Corp.*	23,126
963	Pegasystems, Inc.	65,532
1,395	Progress Software Corp.	53,094
400	Proofpoint, Inc.*	51,620
393	PTC, Inc.*	26,795
1,224	Qualys, Inc.*	92,498
752	Qumu Corp.*	2,504
2,745	RealNetworks, Inc.*	4,557
1,867	RealPage, Inc.*	117,360
3,484	Salesforce.com, Inc.*	517,165
1,200	Sapiens International Corp. NV	23,568
2,393	SeaChange International, Inc.*	6,892
574	ServiceNow, Inc.*	145,710
967	Splunk, Inc.*	113,971
4,018	SS&C Technologies Holdings, Inc.	207,208
2,577	Symantec Corp.	60,895
2,279	Synchronoss Technologies, Inc.*	12,307
1,545	Synopsys, Inc.*	212,051
3,390	Telaria, Inc.*	23,425
454	The Trade Desk, Inc.*	85,148
7,428	TiVo Corp.	56,564
547	Tyler Technologies, Inc.*	143,588
2,230	Verint Systems, Inc.*	95,399
742	VMware, Inc., Class A	111,345
494	Workday, Inc., Class A*	83,960

		23,664,441

Specialty Retail (2.7%):
2,187	Aaron’s, Inc.	140,537
4,015	Abercrombie & Fitch Co., Class A	62,634
1,979	Advance Auto Parts, Inc.	327,327
10,054	American Eagle Outfitters, Inc.	163,076
492	America’s Car Mart, Inc.*	45,116
1,333	Asbury Automotive Group, Inc.*	136,406
9,258	Ascena Retail Group, Inc.*	2,445
3,229	At Home Group, Inc.*^	31,063
4,080	AutoNation, Inc.*	206,856
388	AutoZone, Inc.*	420,833

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
3,164	Barnes & Noble Education, Inc.*	$9,872
5,744	Bed Bath & Beyond, Inc.^	61,116
5,789	Best Buy Co., Inc.	399,383
1,657	Big 5 Sporting Goods Corp.	3,447
1,519	Boot Barn Holdings, Inc.*	53,013
583	Build-A-Bear Workshop, Inc.*	1,836
1,808	Burlington Stores, Inc.*	361,275
3,180	Caleres, Inc.	74,444
4,388	CarMax, Inc.*	386,144
1,987	Cato Corp., Class A	34,991
7,822	Chico’s FAS, Inc.	31,523
988	Children’s Place Retail Stores, Inc. (The)	76,066
881	Citi Trends, Inc.	16,122
1,572	Conn’s, Inc.*	39,080
3,425	Designer Brands, Inc., Class A	58,636
1,097	Destination Maternity Corp.*	451
2,864	Destination XL Group, Inc.*	4,840
2,768	Dick’s Sporting Goods, Inc.	112,962
6,313	Express, Inc.*	21,717
976	Five Below, Inc.*	123,074
4,013	Foot Locker, Inc.	173,201
199	Francesca’s Holdings Corp.*^	2,784
6,630	GameStop Corp., Class A^	36,598
16,270	Gap, Inc. (The)	282,447
1,571	Genesco, Inc.*	62,871
1,200	Group 1 Automotive, Inc.	110,772
4,368	Guess, Inc.	80,939
1,166	Haverty Furniture Cos., Inc.	23,635
1,874	Hibbett Sports, Inc.*	42,915
12,407	Home Depot, Inc. (The)	2,878,671
1,293	Hudson, Ltd., Class A*	15,865
1,036	Kirkland’s, Inc.*	1,595
4,361	L Brands, Inc.	85,432
1,177	Lithia Motors, Inc., Class A	155,811
11,414	Lowe’s Cos., Inc.	1,255,083
1,427	MarineMax, Inc.*	22,090
7,372	Michaels Cos., Inc. (The)*	72,172
1,401	Monro Muffler Brake, Inc.	110,693
1,654	Murphy U.S.A., Inc.*	141,086
1,200	National Vision Holdings, Inc.*	28,884
37,074	Office Depot, Inc.	65,065
1,161	O’Reilly Automotive, Inc.*	462,670
5,666	Party City Holdco, Inc.*^	32,353
3,939	Penske Automotive Group, Inc.	186,236
8	Pier 1 Imports, Inc.*^	78
900	Rent-A-Center, Inc.	23,211
622	Restoration Hardware, Inc.*	106,256
5,688	Ross Stores, Inc.	624,827
4,842	RTW Retailwinds, Inc.*	6,634
5,608	Sally Beauty Holdings, Inc.*	83,503
600	Shoe Carnival, Inc.	19,446
3,863	Signet Jewelers, Ltd.	64,744
2,056	Sleep Number Corp.*	84,954
3,293	Sonic Automotive, Inc., Class A	103,433
1,606	Sportsman’s Warehouse Holdings, Inc.*	8,319
289	Tandy Leather Factory, Inc.*	1,353
2,860	The Tile Shop Holdings, Inc.	9,123
3,618	Tiffany & Co.	335,135
854	Tilly’s, Inc.	8,062
18,518	TJX Cos., Inc. (The)	1,032,193
2,828	Tractor Supply Co.	255,764
1,178	Ulta Salon, Cosmetics & Fragrance, Inc.*	295,266
5,535	Urban Outfitters, Inc.*	155,478

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
1,993	Vitamin Shoppe, Inc.*	$12,994
2,949	Williams-Sonoma, Inc.	200,473
285	Winmark Corp.	50,271
2,204	Zumiez, Inc.*	69,812

		13,287,482

Technology Hardware, Storage & Peripherals (4.4%):
6,315	3D Systems Corp.*	51,467
84,668	Apple, Inc.	18,963,092
728	Astro-Med, Inc.	11,772
2,354	Avid Technology, Inc.*	14,571
2,942	Dell Technologies, Inc., Class C*	152,572
2,278	Diebold, Inc.*	25,514
17,049	Hewlett Packard Enterprise Co.	258,633
20,929	HP, Inc.	395,977
5,127	NCR Corp.*	161,808
4,982	NetApp, Inc.	261,605
2,304	Pure Storage, Inc., Class A*	39,030
6,799	Seagate Technology plc	365,718
2,522	Stratasys, Ltd.*	53,731
2,313	Super Micro Computer, Inc.*	44,410
7,066	Western Digital Corp.	421,416
7,974	Xerox Holdings Corp.	238,502

		21,459,818

Textiles, Apparel & Luxury Goods (1.0%):
5,725	Capri Holdings, Ltd.*	189,841
1,710	Carter’s, Inc.	155,969
1,828	Columbia Sportswear Co.	177,115
2,493	Crocs, Inc.*	69,206
810	Culp, Inc.	13,203
1,141	Deckers Outdoor Corp.*	168,138
3,440	Fossil Group, Inc.*	43,034
2,480	G-III Apparel Group, Ltd.*	63,910
11,489	Hanesbrands, Inc.	176,011
795	Kontoor Brands, Inc.	27,905
2,494	Lululemon Athletica, Inc.*	480,170
1,551	Movado Group, Inc.	38,558
17,407	Nike, Inc., Class B	1,634,865
1,259	Oxford Industries, Inc.	90,270
1,797	PVH Corp.	158,549
1,477	Ralph Lauren Corp.	141,009
570	Rocky Brands, Inc.	18,941
5,498	Skechers U.S.A., Inc., Class A*	205,350
2,686	Steven Madden, Ltd.	96,132
700	Superior Uniform Group, Inc.	11,284
8,939	Tapestry, Inc.	232,861
3,746	Under Armour, Inc., Class C*	67,915
1,027	Unifi, Inc.*	22,512
802	Vera Bradley, Inc.*	8,100
4,448	VF Corp.	395,828
3,237	Wolverine World Wide, Inc.	91,478

		4,778,154

Thrifts & Mortgage Finance (0.6%):
3,384	Axos Financial, Inc.*	93,568
1,591	BankFinancial Corp.	18,933
7,721	Capitol Federal Financial, Inc.	106,395
2,791	Dime Community Bancshares	59,755
855	ESSA Bancorp, Inc.	14,039
3,469	Essent Group, Ltd.	165,367
403	Federal Agricultural Mortgage Corp.	32,909
408	First Capital, Inc.	23,595
1,544	First Defiance Financial Corp.	44,722
2,446	Flagstar Bancorp, Inc.	91,358
8	Greene County Bancorp, Inc.	219
155	Hingham Institution for Savings	29,295

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance, continued
1,670	HomeStreet, Inc.*	$45,624
413	IF Bancorp, Inc.	8,673
966	Impac Mortgage Holdings, Inc.*	7,602
5,948	Kearny Financial Corp.	77,562
1,249	Kentucky First Federal Bancorp	9,055
750	Lake Shore Bancorp, Inc.	10,913
194	LendingTree, Inc.*	60,223
3,570	Meridian Bancorp, Inc.	66,938
2,468	Meta Financial Group, Inc.	80,481
14,868	MGIC Investment Corp.	187,040
4,623	Mr Cooper Group, Inc.*	49,096
7,598	New York Community Bancorp, Inc.	95,355
3,378	NMI Holdings, Inc., Class A*	88,706
1,311	Northeast Community Bancorp, Inc.	15,273
2,984	Northfield Bancorp, Inc.	47,923
5,417	Northwest Bancshares, Inc.	88,785
3,167	Oceanfirst Financial Corp.	74,741
503	Oconee Federal Financial Corp.	11,896
6,975	Ocwen Financial Corp.*	13,113
3,358	Oritani Financial Corp.	59,420
2,417	PennyMac Financial Services, Inc.*	73,428
679	Provident Financial Holdings, Inc.	14,089
3,181	Provident Financial Services, Inc.	78,030
6,456	Radian Group, Inc.	147,456
420	Riverview Bancorp, Inc.	3,100
561	Southern Missouri Bancorp, Inc.	20,437
733	Territorial Bancorp, Inc.	20,949
5,881	TFS Financial Corp.	105,976
7,273	TrustCo Bank Corp.	59,275
2,800	United Community Financial Corp.	30,184
3,669	United Financial Bancorp, Inc.	50,008
3,136	Washington Federal, Inc.	116,001
2,036	Waterstone Financial, Inc.	34,978
1,846	Wawlker & Dunlop, Inc.	103,247
1,498	Western New England BanCorp, Inc.	14,276
2,825	WSFS Financial Corp.	124,583

		2,774,591

Tobacco (0.6%):
33,513	Altria Group, Inc.	1,370,682
17,502	Philip Morris International, Inc.	1,328,927
1,284	Universal Corp.	70,376
8,474	Vector Group, Ltd.^	100,925

		2,870,910

Trading Companies & Distributors (0.7%):
5,854	Air Lease Corp.	244,814
4,508	Aircastle, Ltd.	101,114
1,994	Applied Industrial Technologies, Inc.	113,259
2,840	Beacon Roofing Supply, Inc.*	95,225
3,866	BMC Stock Holdings, Inc.*	101,212
1,592	CAI International, Inc.*	34,658
644	DXP Enterprises, Inc.*	22,360
11,185	Fastenal Co.	365,415
876	GATX Corp.	67,916
2,334	GMS, Inc.*	67,032
2,500	H&E Equipment Services, Inc.	72,150
6,084	HD Supply Holdings, Inc.*	238,341
1,767	Herc Holdings, Inc.*	82,183
1,307	Huttig Building Products, Inc.*	2,745
870	Kaman Corp., Class A	51,730
5,217	MRC Global, Inc.*	63,282
2,233	MSC Industrial Direct Co., Inc., Class A	161,959
5,453	NOW, Inc.*	62,546
1,902	Rush Enterprises, Inc., Class A	73,379
2,034	Systemax, Inc.	44,768
2,654	Textainer Group Holdings, Ltd.*	26,301

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Core Equity Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
651	Titan Machinery, Inc.*	$9,335
1,007	TransAct Technologies, Inc.*	25,789
3,334	Triton International, Ltd.	112,823
2,958	United Rentals, Inc.*	368,686
5,820	Univar, Inc.*	120,823
1,184	Veritiv Corp.*	21,407
1,380	W.W. Grainger, Inc.	410,068
902	Watsco, Inc.	152,600
84	Watsco, Inc., Class B	14,086
2,155	WESCO International, Inc.*	102,944

		3,430,950

Transportation Infrastructure (0.0%†):
2,859	Macquarie Infrastructure Corp.	112,845

Water Utilities (0.2%):
1,327	American States Water Co.	119,244
2,774	American Water Works Co., Inc.	344,613
3,102	Aqua America, Inc.	139,063
1,620	AquaVenture Holdings, Ltd.*	31,477
491	Artesian Resources Corp.	18,167
1,743	California Water Service Group	92,257
665	Connecticut Water Service, Inc.	46,590
979	Middlesex Water Co.	63,596
669	Pure Cycle Corp.*	6,877
1,234	SJW Corp.	84,270
772	York Water Co. (The)	33,706

		979,860

Wireless Telecommunication Services (0.2%):
2,055	Boingo Wireless, Inc.*	22,811
2,603	Shenandoah Telecommunications Co.	82,697
1,649	Spok Holdings, Inc.	19,689
15,850	Sprint Corp.*	97,795
4,354	Telephone & Data Systems, Inc.	112,333
7,271	T-Mobile US, Inc.*	572,736
1,695	United States Cellular Corp.*	63,698

		971,759

Total Common Stocks (Cost $375,683,635)		483,585,764

Rights (0.0%†):
Chemicals (0.0%†):
2,215	Schulman, Inc. CVR, Expires on 12/31/49*(a)	–

Diversified Financial Services (0.0%†):
2,411	NewStar Financial, Inc. CVR, Expires on 12/31/49*	1,739

Media (0.0%†):
9,820	Media General, Inc. CVR, Expires on 12/31/49*	928

Total Rights (Cost $4,345)		2,667

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (0.5%):
$2,462,990	BlackRock Liquidity FedFund, Institutional Class (b)	2,462,990

Total Securities Held as Collateral for Securities on Loan (Cost $2,462,990)		2,462,990

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Unaffiliated Investment Companies (0.3%):
Money Markets (0.3%):
1,565,501	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 1.83%(c)	$1,565,501

Total Unaffiliated Investment Companies (Cost $1,565,501)		1,565,501

Total Investment Securities (Cost $379,716,471) - 100.5%		487,616,922
Net other assets (liabilities) - (0.5)%		(2,472,713)

Net Assets - 100.0%		$485,144,209

Percentages indicated are based on net assets as of September 30, 2019.

CVR	-	Contingency Valued Rights

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019 was $2,418,210.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2019. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2019.
(c)	The rate represents the effective yield at September 30, 2019.
†	Represents less than 0.05%.

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (100.1%):
Aerospace & Defense (1.5%):
1,397	AAR Corp.	$57,570
10,367	Aerojet Rocketdyne Holdings, Inc.*	523,638
2,231	AeroVironment, Inc.*	119,492
5,128	Arotech Corp.*	15,076
2,615	Astronics Corp.*	76,829
392	Astronics Corp., Class B*	11,490
3,730	Axon Enterprise, Inc.*	211,789
685	CPI Aerostructures, Inc.*	5,631
3,061	Cubic Corp.	215,586
766	Ducommun, Inc.*	32,478
3,376	Innovative Solutions & Support, Inc.*	15,867
11,071	Kratos Defense & Security Solutions, Inc.*	205,865
4,348	Mercury Computer Systems, Inc.*	352,928
4,347	Moog, Inc., Class A	352,630
947	National Presto Industries, Inc.	84,368
2,564	Park Aerospace Corp., Class C	45,024
621	Triumph Group, Inc.	14,208
459	Vectrus, Inc.*	18,658
12,220	WESCO Aircraft Holdings, Inc.*	134,542

		2,493,669

Air Freight & Logistics (0.5%):
738	Air T, Inc.*	14,133
7,991	Air Transport Services Group, Inc.*	167,971
1,862	Atlas Air Worldwide Holdings, Inc.*	46,978
3,555	Echo Global Logistics, Inc.*	80,521
3,931	Forward Air Corp.	250,482
4,675	Hub Group, Inc., Class A*	217,388
5,212	Radiant Logistics, Inc.*	26,946

		804,419

Airlines (0.5%):
2,191	Allegiant Travel Co.	327,904
455	Copa Holdings SA, Class A	44,931
6,365	Hawaiian Holdings, Inc.	167,145
2,689	SkyWest, Inc.	154,349
4,325	Spirit Airlines, Inc.*	156,998

		851,327

Auto Components (1.7%):
3,195	Adient plc	73,357
12,952	American Axle & Manufacturing Holdings, Inc.*	106,465
7,311	Cooper Tire & Rubber Co.	190,963
2,216	Cooper-Standard Holding, Inc.*	90,590
11,599	Dana Holding Corp.	167,490
2,148	Delphi Technologies plc	28,783
4,727	Dorman Products, Inc.*	375,987
4,852	Fox Factory Holding Corp.*	301,988
4,614	Gentherm, Inc.*	189,566
5,493	Goodyear Tire & Rubber Co.	79,127
1,680	Horizon Global Corp.*	6,418
3,426	LCI Industries	314,679
7,745	Modine Manufacturing Co.*	88,061
2,866	Motorcar Parts of America, Inc.*	48,435
1,992	Shiloh Industries, Inc.*	8,247
3,444	Standard Motor Products, Inc.	167,206
3,162	Stoneridge, Inc.*	97,927
733	Strattec Security Corp.	14,645
4,822	Tenneco, Inc.	60,371
472	Veoneer, Inc.*^	7,075
3,073	Visteon Corp.*	253,645
4,313	VOXX International Corp.*	20,271

		2,691,296

Automobiles (0.2%):
1,980	Thor Industries, Inc.	112,147

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
4,607	Winnebago Industries, Inc.	$176,679

		288,826

Banks (12.7%):
1,584	1st Constitution Bancorp	29,700
3,659	1st Source Corp.	167,326
410	ACNB Corp.	14,063
704	Allegiance Bancshares, Inc.*	22,591
1,339	American National Bankshares, Inc.	47,494
346	American River Bankshares	4,706
7,288	Ameris Bancorp	293,269
1,649	Ames National Corp.	47,178
1,809	Arrow Financial Corp.	60,403
8,706	Associated Banc-Corp.	176,297
1,465	Atlantic Capital Bancshares, Inc.*	25,403
7,824	Atlantic Union Bankshares Corp.	291,405
13	Auburn National Bancorp, Inc.	611
5,894	Banc of California, Inc.	83,341
4,614	BancFirst Corp.	255,708
810	Bancorp of New Jersey, Inc.*	13,681
8,252	Bancorp, Inc. (The)*	81,695
10,803	BancorpSouth Bank	319,877
2,653	Bank of Commerce Holdings	28,891
3,143	Bank of Hawaii Corp.	270,078
1,669	Bank of Marin Bancorp	69,247
997	Bank of Nt Butterfield & Son, Ltd. (The)	29,551
485	Bank of South Carolina Corp.	9,045
4,212	Bank OZK	114,861
4,568	BankUnited, Inc.	153,576
3,430	Banner Corp.	192,663
2,449	Bar Harbor Bankshares	61,054
595	BCB Bancorp, Inc.	7,640
5,543	Berkshire Hills Bancorp, Inc.	162,354
9,350	Boston Private Financial Holdings, Inc.	108,974
2,206	Bridge Bancorp, Inc.	65,209
10,018	Brookline Bancorp, Inc.	147,565
2,266	Bryn Mawr Bank Corp.	82,732
1,380	Byline BanCorp, Inc.*	24,674
227	C&F Financial Corp.	11,954
6,024	Cadence Bancorp	105,661
1,274	California First National Bancorp	21,849
2,359	Camden National Corp.	102,192
2,242	Capital City Bank Group, Inc.	61,543
1,218	Carolina Financial Corp.	43,288
8,362	Cathay General Bancorp	290,454
279	CBTX, Inc.	7,779
11,385	Centerstate Banks, Inc.	273,069
4,522	Central Pacific Financial Corp.	128,425
1,141	Central Valley Community Bancorp	23,219
511	Century Bancorp, Inc.	44,764
668	Chemung Financial Corp.	28,056
2,009	Citizens & Northern Corp.	52,797
718	Citizens Holding Co.	14,540
1,550	City Holding Co.	118,188
822	Civista Bancshares, Inc.	17,862
2,720	CNB Financial Corp.	78,064
81	Codorus Valley Bancorp, Inc.	1,884
56	Colony Bankcorp, Inc.	860
7,687	Columbia Banking System, Inc.	283,650
5,057	Community Bank System, Inc.	311,966
3,296	Community Bankers Trust Corp.	28,346
2,232	Community Trust Bancorp, Inc.	95,039
525	Community West Bancshares	5,187
4,062	ConnectOne Bancorp, Inc.	90,176
4,048	Customers Bancorp, Inc.*	83,956

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
14,541	CVB Financial Corp.	$303,471
130	DNB Financial Corp.	5,786
609	Eagle Bancorp Montana, Inc.	10,658
4,678	Eagle Bancorp, Inc.	208,732
2,893	Enterprise Financial Services Corp.	117,890
924	Equity Bancshares, Inc.*	24,772
534	Evans Bancorp, Inc.	19,972
13,654	F.N.B. Corp.	157,431
2,582	Farmers National Banc Corp.	37,387
242	Fauquier Bankshares, Inc.	4,719
1,909	Financial Institutions, Inc.	57,614
26,461	First Bancorp	264,081
2,793	First Bancorp	100,269
2,165	First Bancorp, Inc.	59,516
965	First Bancshares, Inc. (The)	31,170
5,271	First Busey Corp.	133,251
940	First Business Financial Services, Inc.	22,635
3,144	First Commonwealth Financial Corp.	41,752
2,206	First Community Bankshares	71,408
10,114	First Financial Bancorp	247,540
9,472	First Financial Bankshares, Inc.	315,702
2,044	First Financial Corp.	88,853
1,717	First Financial Northwest, Inc.	25,377
2,578	First Foundation, Inc.	39,379
5,182	First Hawaiian, Inc.	138,359
402	First Internet BanCorp	8,607
3,985	First Interstate BancSystem, Class A	160,356
5,921	First Merchants Corp.	222,837
320	First Mid-Illinois Bancshares, Inc.	11,078
10,291	First Midwest Bancorp, Inc.	200,469
3,897	First of Long Island Corp. (The)	88,657
28	First Savings Financial Group	1,770
234	First United Corp.	5,148
908	First US Bancshares, Inc.	8,154
3,766	Flushing Financial Corp.	76,092
601	Franklin Financial Network, Inc.	18,156
18,304	Fulton Financial Corp.	296,159
3,443	German American Bancorp, Inc.	110,348
8,403	Glacier Bancorp, Inc.	339,985
1,738	Great Southern Bancorp, Inc.	98,979
2,715	Great Western Bancorp, Inc.	89,595
3,930	Hancock Holding Co.	150,499
4,853	Hanmi Financial Corp.	91,139
1,518	HarborOne BanCorp, Inc.*	15,279
41	Hawthorn Bancshares, Inc.	977
3,598	Heartland Financial USA, Inc.	160,975
3,957	Heritage Financial Corp.	106,681
5,806	Hertiage Commerce Corp.	68,250
15,083	Hilltop Holdings, Inc.	360,333
7,449	Home Bancshares, Inc.	140,004
2,818	Hometrust Bancshares, Inc.	73,465
13,353	Hope BanCorp, Inc.	191,482
4,456	Horizon Bancorp	77,356
2,493	IBERIABANK Corp.	188,321
3,317	Independent Bank Corp.	247,614
4,315	Independent Bank Group, Inc.	227,012
6,936	International Bancshares Corp.	267,868
12,112	Investors Bancorp, Inc.	137,592
6,091	Lakeland Bancorp, Inc.	93,984
3,599	Lakeland Financial Corp.	158,284
821	Landmark Bancorp, Inc.	19,113
1,512	LCNB Corp.	26,823
4,935	LegacyTexas Financial Group, Inc.	214,821
1,000	Limestone Bancorp, Inc.*	15,430
1,383	Live Oak Bancshares, Inc.	25,032

Shares		Fair Value
Common Stocks, continued
Banks, continued
5,225	Macatawa Bank Corp.	$54,288
1,048	Mackinac Financial Corp.	16,202
2,659	Mercantile Bank Corp.	87,215
974	Midland States BanCorp, Inc.	25,373
1,441	MidWestone Financial Group, Inc.	43,979
892	MutualFirst Financial, Inc.	28,116
3,525	National Bank Holdings Corp.	120,520
1,069	National Bankshares, Inc.	42,813
4,368	NBT Bancorp, Inc.	159,825
378	Nicolet Bankshares, Inc.*	25,163
1,136	Northeast Bank	25,185
657	Northrim Bancorp, Inc.	26,063
609	Norwood Financial Corp.	19,250
6,426	OFG Bancorp	140,729
183	Ohio Valley Banc Corp.	6,678
2,587	Old Line Bancshares, Inc.	75,049
17,586	Old National Bancorp	302,567
1,004	Old Point Financial Corp.	23,865
3,314	Old Second Bancorp, Inc.	40,497
1,805	Opus Bank	39,295
1,765	Orrstown Financial Services, Inc.	38,654
1,718	Pacific Mercantile Bancorp*	12,902
4,430	Pacific Premier Bancorp, Inc.	138,172
598	PacWest Bancorp	21,731
2,017	Park National Corp.	191,232
1,488	Parke Bancorp, Inc.	33,063
2,884	Peapack-Gladstone Financial Corp.	80,839
968	Penns Woods Bancorp, Inc.	44,770
434	Peoples Bancorp of NC	12,894
2,394	Peoples Bancorp, Inc.	76,153
452	People’s Utah BanCorp	12,787
997	Pinnacle Financial Partners, Inc.	56,580
2,285	Preferred Bank Los Angeles	119,688
1,193	Premier Financial Bancorp, Inc.	20,484
1,118	QCR Holdings, Inc.	42,462
351	Rbb BanCorp	6,911
5,547	Renasant Co.	194,200
1,882	Republic Bancorp, Inc., Class A	81,773
6,466	Republic First Bancorp, Inc.*	27,157
3,419	S & T Bancorp, Inc.	124,896
320	Salisbury Bancorp, Inc.	12,547
3,392	Sandy Spring Bancorp, Inc.	114,344
552	SB Financial Group, Inc.	9,224
625	SB One BanCorp	14,100
4,737	Seacoast Banking Corp.*	119,893
1,252	Select Bancorp, Inc.*	14,523
3,209	ServisFirst Bancshares, Inc.	106,378
2,325	Shore Bancshares, Inc.	35,828
2,333	Sierra Bancorp	61,964
9,879	Simmons First National Corp., Class A	245,987
4,213	South State Corp.	317,239
562	Southern First Bancshares, Inc.*	22,396
2,309	Southern National Bancorp	35,536
3,194	Southside Bancshares, Inc.	108,947
88	Southwest Georgia Financial Corp.	1,764
13,176	Sterling Bancorp	264,311
690	Stewardship Financial Corp.	10,799
3,509	Stock Yards Bancorp, Inc.	128,745
682	Summit Financial Group, Inc.	17,459
1,203	Summit State Bank	14,159
11,355	TCF Financial Corp.	432,284
2,140	Texas Capital Bancshares, Inc.*	116,951
2,166	Tompkins Financial Corp.	175,728
7,005	TowneBank	194,774
3,566	TriCo Bancshares	129,446

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
3,463	Tristate Capital Holdings, Inc.*	$72,862
969	Triumph BanCorp, Inc.*	30,901
7,140	Trustmark Corp.	243,545
98	Two River Bancorp	2,034
3,397	UMB Financial Corp.	219,378
4,425	Umpqua Holdings Corp.	72,836
249	Union Bankshares, Inc.	7,858
450	United Bancshares, Inc.	9,009
5,557	United Bankshares, Inc.	210,444
3,612	United Community Banks, Inc.	102,400
916	United Security Bancshares	9,636
42	Unity Bancorp, Inc.	930
3,568	Univest Corp.	91,020
14,978	Valley National Bancorp	162,811
2,264	Veritex Holdings, Inc.	54,936
2,567	Washington Trust Bancorp	124,012
830	Webster Financial Corp.	38,902
127	Wellesley Bank	3,926
5,784	WesBanco, Inc.	216,148
2,380	West Bancorp	51,741
3,781	Westamerica Bancorp	235,103
256	Western Alliance Bancorp	11,796
2,797	Wintrust Financial Corp.	180,770

		20,608,422

Beverages (0.4%):
547	Boston Beer Co., Inc. (The), Class A*	199,152
1,011	Coca-Cola Bottling Co. Consolidated	307,213
1,920	Craft Brewers Alliance, Inc.*	15,725
2,640	MGP Ingredients, Inc.	131,155
634	National Beverage Corp.^	28,124
1,846	Primo Water Corp.*	22,669
985	Willamette Valley Vineyards, Inc.*	6,816

		710,854

Biotechnology (1.4%):
838	Abeona Therapeutics, Inc.*	1,894
8,857	Achillion Pharmaceuticals, Inc.*	31,885
4,449	Acorda Therapeutics, Inc.*	12,769
1,123	Aduro Biotech, Inc.*	1,190
3,308	Adverum Biotechnologies, Inc.*	18,029
1,550	Akebia Therapeutics, Inc.*	6,076
473	Albireo Pharma, Inc.*	9,460
1,905	Alder Biopharmaceuticals, Inc.*^	35,928
1,599	Alkermes plc*	31,197
1,397	AMAG Pharmaceuticals, Inc.*^	16,135
2,223	Amicus Therapeutics, Inc.*	17,828
1,103	Applied Genetic Technologies Corp.*	4,588
3,101	Ardelyx, Inc.*	14,575
1,538	Arena Pharmaceuticals, Inc.*	70,394
409	Atara Biotherapeutics, Inc.*	5,775
1,202	Audentes Therapeutics, Inc.*	33,764
804	Avrobio, Inc.*	11,352
1,280	Biospecifics Technologies Corp.*	68,506
4,360	Calithera Biosciences, Inc.*	13,472
1,053	Catalyst Biosciences, Inc.*	5,170
3,002	ChemoCentryx, Inc.*	20,354
10,291	Chimerix, Inc.*	24,184
1,046	Concert Pharmaceuticals, Inc.*	6,150
992	Cytomx Therapeutics, Inc.*	7,321
201	Eagle Pharmaceuticals, Inc.*	11,371
5,157	Emergent Biosolutions, Inc.*	269,608
2,302	Enanta Pharmaceuticals, Inc.*	138,304
1,931	Fibrogen, Inc.*	71,408
2,224	Five Prime Therapeutics, Inc.*	8,618
1,509	Genomic Health, Inc.*	102,340
589	Global Blood Therapeutics, Inc.*	28,578
1,738	Glycomimetics Industries*	7,491

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
592	ImmuCell Corp.*^	$3,286
2,155	Intellia Therapeutics, Inc.*	28,769
1,649	Iovance Biotherapeutics, Inc.*	30,012
3,800	Jounce Therapeutics, Inc.*	12,654
2,265	Karyopharm Therapeutics, Inc.*	21,789
2,769	Kindred Biosciences, Inc.*	18,968
2,093	Kura Oncology, Inc.*	31,751
742	Ligand Pharmaceuticals, Inc., Class B*	73,859
1,612	Macrogenics, Inc.*	20,569
1,300	Minerva Neurosciences, Inc.*	10,075
8,243	Myriad Genetics, Inc.*	235,997
687	ObsEva SA*	5,723
19,735	OPKO Health, Inc.*^	41,246
19,091	PDL BioPharma, Inc.*	41,237
1,429	Pfenex, Inc.*	12,061
4,400	Progenics Pharmaceuticals, Inc.*	22,242
2,626	Prothena Corp. plc*	20,588
2,368	Repligen Corp.*	181,602
3,247	Retrophin, Inc.*	37,633
506	Rhythm Pharmaceuticals, Inc.*	10,925
1,925	Rigel Pharmaceuticals, Inc.*	3,600
853	Rocket Pharmaceuticals, Inc.*	9,937
1,670	Spectrum Pharmaceuticals, Inc.*	13,853
1,000	Syndax Pharmaceuticals, Inc.*	7,470
905	Syros Pharmaceuticals, Inc.*	9,394
2,094	Ultragenyx Pharmaceutical, Inc.*	89,581
1,469	United Therapeutics Corp.*	117,153
889	Vericel Corp.*	13,459
1,909	Xencor, Inc.*	64,391

		2,295,538

Building Products (2.0%):
6,894	AAON, Inc.	316,710
5,005	Advanced Drainage Systems, Inc.	161,511
2,371	American Woodmark Corp.*	210,806
3,577	Apogee Enterprises, Inc.	139,467
3,226	Armstrong Flooring, Inc.*	20,614
5,048	Armstrong World Industries, Inc.	488,143
14,981	Builders FirstSource, Inc.*	308,234
1,725	Continental Building Products, Inc.*	47,075
308	Continental Materials Corp.*	4,330
3,446	Cornerstone Building Brands, Inc.*	20,848
815	Csw Industrials, Inc.	56,259
1,117	Gibraltar Industries, Inc.*	51,315
2,794	Insteel Industries, Inc.	57,361
3,571	Patrick Industries, Inc.*	153,124
7,162	PGT, Inc.*	123,688
4,793	Quanex Building Products Corp.	86,657
524	Resideo Technologies, Inc.*	7,519
6,028	Simpson Manufacturing Co., Inc.	418,163
5,063	Trex Co., Inc.*	460,380
2,113	Universal Forest Products, Inc.	84,266

		3,216,470

Capital Markets (1.6%):
1,232	Affiliated Managers Group, Inc.	102,687
3,202	Artisan Partners Asset Management, Inc., Class A	90,424
3,253	BGC Partners, Inc., Class A	17,892
1,300	Blucora, Inc.*	28,132
5,851	Brightsphere Investment Group, Inc.	57,983
6,803	Cohen & Steers, Inc.	373,690
473	Diamond Hill Investment Group	65,335
2,638	Donnelley Financial Solutions, Inc.*	32,500
834	Eaton Vance Corp.	37,472
7,007	Federated Investors, Inc., Class B	227,097
8,015	Gain Capital Holdings, Inc.^	42,319

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
1,776	GAMCO Investors, Inc., Class A	$34,721
3,795	Greenhill & Co., Inc.	49,790
537	Hamilton Lane, Inc.	30,588
211	Hennessy Advisors, Inc.	2,281
1,116	Houlihan Lokey, Inc.	50,332
2,999	Interactive Brokers Group, Inc., Class A	161,286
2,101	INTL FCStone, Inc.*	86,267
4,175	Janus Henderson Group plc	93,771
24,453	Ladenburg Thalmann Financial Services, Inc.	57,954
2,357	Lazard, Ltd., Class A	82,495
3,606	Legg Mason, Inc.	137,713
2,775	Manning & Napier, Inc.	5,217
2,069	Moelis & Co., Class A	67,967
1,741	Oppenheimer Holdings, Class A	52,334
284	Piper Jaffray Cos., Inc.	21,436
1,221	PJT Partners, Inc.	49,695
2,624	Pzena Investment Management, Inc.	23,406
3,824	Safeguard Scientifics, Inc.*	43,364
1,619	Silvercrest Asset Management Group, Inc., Class A	19,914
3,787	Stifel Financial Corp.	217,298
207	Value Line, Inc.	4,709
1,828	Virtu Financial, Inc.^	29,906
493	Virtus Investment Partners, Inc.	54,511
1,478	Westwood Holdings, Inc.	40,896
14,884	WisdomTree Investments, Inc.	77,769

		2,571,151

Chemicals (2.9%):
1,064	Advanced Emmissions Solutions	15,790
3,852	AdvanSix, Inc.*	99,073
1,429	Agrofresh Solutions, Inc.*	3,758
4,305	American Vanguard Corp.	67,589
4,263	Balchem Corp.	422,848
3,659	Cabot Corp.	165,826
1,192	Chase Corp.	130,393
5,193	Chemours Co. (The)	77,583
1,403	Core Molding Technologies, Inc.*	8,993
18,384	Element Solutions, Inc.*	187,149
2,886	Ferro Corp.*	34,228
2,318	Flotek Industries, Inc.*	5,100
7,277	Futurefuel Corp.	86,887
3,321	GCP Applied Technologies, Inc.*	63,929
5,688	H.B. Fuller Co.	264,833
1,335	Hawkins, Inc.	56,738
3,581	Huntsman Corp.	83,294
1,769	Ingevity Corp.*	150,082
2,429	Innophos Holdings, Inc.	78,845
3,359	Innospec, Inc.	299,422
14,475	Intrepid Potash, Inc.*	47,333
1,147	Koppers Holdings, Inc.*	33,504
4,651	Kraton Performance Polymers, Inc.*	150,181
6,883	Kronos Worldwide, Inc.	85,143
4,373	LSB Industries, Inc.*	22,652
5,078	Minerals Technologies, Inc.	269,591
1,786	Northern Technologies International Corp.	22,575
9,710	Olin Corp.	181,771
6,607	Omnova Solutions, Inc.*	66,532
3,797	PolyOne Corp.	123,972
1,916	PQ Group Holdings, Inc.*	30,541
1,659	Quaker Chemical Corp.	262,354
5,893	Rayonier Advanced Materials, Inc.	25,517
1,058	Scotts Miracle-Gro Co. (The)	107,726
1,833	Sensient Technologies Corp.	125,835

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
2,991	Stepan Co.	$290,307
3,421	Trecora Resources*	30,857
1,788	Tredegar Corp.	34,902
2,135	Trinseo SA	91,698
10,917	Tronox Holdings plc, Class A	90,611
9,746	Valvoline, Inc.	214,704
2,972	Venator Materials plc*	7,252
2,694	W.R. Grace & Co.	179,851

		4,797,769

Commercial Services & Supplies (3.8%):
6,854	ABM Industries, Inc.	248,937
13,526	ACCO Brands Corp.	133,502
675	Acme United Corp.	13,515
462	Advanced Disposal Services, Inc.*	15,047
1,580	AMREP Corp.*	9,030
8,754	ARC Document Solutions, Inc.*	11,905
6,658	Brady Corp., Class A	353,207
4,155	Brink’s Co. (The)	344,657
6,301	Casella Waste Systems, Inc.*	270,565
5,965	CECO Environmental Corp.*	41,666
2,582	Cimpress NV*	340,411
5,239	Civeo Corp.*	6,654
2,332	Clean Harbors, Inc.*	180,030
325	CompX International, Inc.	4,657
17,319	Covanta Holding Corp.	299,446
1,356	Deluxe Corp.	66,661
535	Ecology and Environment, Inc., Class A	8,127
1,100	Ennis, Inc.	22,231
3,351	Healthcare Services Group, Inc.	81,396
7,917	Herman Miller, Inc.	364,895
5,553	HNI Corp.	197,132
3,277	Hudson Technologies, Inc.*	2,327
9,267	Interface, Inc.	133,815
5,879	Kimball International, Inc., Class B	113,465
6,368	Knoll, Inc.	161,429
1,430	LSC Communications, Inc.	1,973
4,706	Matthews International Corp., Class A	166,545
3,355	McGrath Rentcorp	233,474
5,478	Mobile Mini, Inc.	201,919
3,732	MSA Safety, Inc.	407,199
2,566	NL Industries, Inc.*	9,648
2,198	Perma-Fix Environmental Services, Inc.*	9,979
3,566	PICO Holdings, Inc.*	35,981
4,293	Pitney Bowes, Inc.	19,619
5,379	Quad Graphics, Inc.	56,533
1,787	RR Donnelley & Sons Co.	6,737
3,028	SP Plus Corp.*	112,036
11,600	Steelcase, Inc., Class A	213,440
1,542	Stericycle, Inc.*	78,534
5,115	Team, Inc.*	92,326
5,737	Tetra Tech, Inc.	497,741
1,723	UniFirst Corp.	336,192
3,000	US Ecology, Inc.	191,820
3,364	Virco Manufacturing Co.	12,951
1,477	Vse Corp.	50,351

		6,159,705

Communications Equipment (1.0%):
620	Acacia Communications, Inc.*	40,548
5,938	ADTRAN, Inc.	67,367
1,444	Applied Optoelectronics, Inc.*^	16,202
900	BK Technologies Corp.	3,024
4,095	CalAmp Corp.*	47,174
7,919	Calix, Inc.*	50,602

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Communications Equipment, continued
3,508	Casa Systems, Inc.*	$27,555
980	Clearfield, Inc.*	11,613
3,616	ClearOne, Inc.*	6,653
1,300	CommScope Holding Co., Inc.*	15,288
316	Communications Systems, Inc.	1,444
2,902	Comtech Telecommunications Corp.	94,315
2,559	Digi International, Inc.*	34,854
1,076	EchoStar Corp., Class A*	42,631
6,028	EMCORE Corp.*	18,506
5,946	Extreme Networks, Inc.*	43,257
12,360	Harmonic, Inc.*	81,329
6,890	Infinera Corp.*	37,551
3,253	InterDigital, Inc.	170,684
3,225	KVH Industries, Inc.*	34,346
2,927	Lumentum Holdings, Inc.*	156,770
3,305	NETGEAR, Inc.*	106,487
7,359	NetScout Systems, Inc.*	169,699
2,391	Network-1 Technologies, Inc.	5,577
131	Optical Cable Corp.*	468
300	Plantronics, Inc.	11,196
7,260	Ribbon Communications, Inc.*	42,398
1,633	ViaSat, Inc.*	122,998
8,844	Viavi Solutions, Inc.*	123,860

		1,584,396

Construction & Engineering (1.1%):
524	Aegion Corp.*	11,203
4,275	Ameresco, Inc., Class A*	68,699
1,970	Argan, Inc.	77,401
5,217	Comfort Systems USA, Inc.	230,748
4,203	Dycom Industries, Inc.*	214,563
1,785	EMCOR Group, Inc.	153,724
4,959	Granite Construction, Inc.	159,333
2,621	Great Lakes Dredge & Dock Co.*	27,389
1,979	IES Holdings, Inc.*	40,748
2,037	MasTec, Inc.*	132,262
2,719	MYR Group, Inc.*	85,078
1,479	Northwest Pipe Co.*	41,634
1,180	NV5 Holdings, Inc.*	80,559
5,203	Orion Marine Group, Inc.*	23,414
1,563	Primoris Services Corp.	30,650
3,151	Sterling Construction Co., Inc.*	41,436
4,317	The Goldfield Corp.*	9,282
1,290	Tutor Perini Corp.*	18,486
2,416	Valmont Industries, Inc.	334,471

		1,781,080

Construction Materials (0.2%):
1,180	Eagle Materials, Inc., Class A	106,212
4,132	Summit Materials, Inc., Class A*	91,730
2,142	U.S. Concrete, Inc.*	118,410
720	U.S. Lime & Minerals, Inc.	55,080

		371,432

Consumer Finance (1.1%):
195	Asta Funding, Inc.*	1,365
2,191	Atlanticus Holdings Corp.*	18,295
5,088	Consumer Portfolio Services, Inc.*	18,266
3,868	Encore Capital Group, Inc.*^	128,901
5,261	Enova International, Inc.*	109,166
8,075	EZCORP, Inc., Class A*	52,124
5,468	Firstcash, Inc.	501,251
3,061	Green Dot Corp., Class A*	77,290
2,159	LendingClub Corp.*	28,240
14,462	Navient Corp.	185,114
4,135	Nelnet, Inc., Class A	262,986
1,556	Nicholas Financial, Inc.*	14,004

Shares		Fair Value
Common Stocks, continued
Consumer Finance, continued
1,671	Onemain Holdings, Inc.	$61,292
5,326	PRA Group, Inc.*	179,966
1,376	Regional Mgmt Corp.*	38,748
1,278	SLM Corp.	11,278
1,276	World Acceptance Corp.*	162,703

		1,850,989

Containers & Packaging (0.4%):
11,072	Graphic Packaging Holding Co.	163,313
3,300	Greif, Inc., Class A	125,037
1,290	Greif, Inc., Class B	58,772
5,009	Myers Industries, Inc.	88,409
7,172	Owens-Illinois, Inc.	73,656
4,885	Silgan Holdings, Inc.	146,721
1,332	UFP Technologies, Inc.*	51,415

		707,323

Distributors (0.1%):
12	AMCON Distributing Co.	926
4,993	Core Markt Holdngs Co., Inc.	160,350
1,626	Educational Development Corp.	10,049
1,655	Weyco Group, Inc.	37,420

		208,745

Diversified Consumer Services (1.1%):
5,521	Adtalem Global Education, Inc.*	210,295
2,153	American Public Education, Inc.*	48,098
8,806	Career Education Corp.*	139,927
2,338	Carriage Services, Inc.	47,789
1,667	Collectors Universe, Inc.	47,476
2,183	Franchise Group, Inc.*	25,978
3,371	Frontdoor, Inc.*	163,729
271	Graham Holdings Co., Class B	179,795
6,370	Houghton Mifflin Harcourt Co.*	33,952
5,615	K12, Inc.*	148,236
1,977	Laureate Education, Inc.*	32,769
2,561	Regis Corp.*	51,783
5,761	Sotheby’s*	328,262
2,231	Strategic Education, Inc.	303,148
5,156	Universal Technical Institute, Inc.*	28,049
2,086	WW International, Inc.*	78,893
3,362	Zovio, Inc.*	6,623

		1,874,802

Diversified Financial Services (0.1%):
1,727	Cannae Holdings, Inc.*	47,440
1,617	Marlin Business Services, Inc.	40,732
3,296	On Deck Capital, Inc.*	11,075

		99,247

Diversified Telecommunication Services (0.7%):
422	Anterix, Inc.*	15,276
1,599	ATN International, Inc.	93,334
8,538	Cincinnati Bell, Inc.*	43,288
6,360	Cogent Communications Group, Inc.	350,435
5,491	Consolidated Communications Holdings, Inc.	26,137
4,115	IDT Corp.*	43,331
6,073	Intelsat S.A.*	138,464
13,452	Iridium Communications, Inc.*	286,259
8,713	Orbcomm, Inc.*	41,474
13,169	Vonage Holdings Corp.*	148,810

		1,186,808

Electric Utilities (1.3%):
3,264	ALLETE, Inc.	285,306
5,690	El Paso Electric Co.	381,685
3,043	Genie Energy, Ltd., Class B	22,701
4,044	Hawaiian Electric Industries, Inc.	184,447
191	IDA Corp., Inc.	21,520

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
4,602	MGE Energy, Inc.	$367,562
5,364	Otter Tail Power Co.	288,315
7,610	PNM Resources, Inc.	396,328
2,845	Portland General Electric Co.	160,373

		2,108,237

Electrical Equipment (1.0%):
1,259	Allied Motion Technologies, Inc.	44,455
634	Atkore International Group, Inc.*	19,242
2,918	AZZ, Inc.	127,108
2,210	Encore Wire Corp.	124,379
5,639	EnerSys	371,836
411	Espey Manufacturing & Electronics Corp.	9,749
3,351	Generac Holdings, Inc.*	262,517
7,026	GrafTech International, Ltd.	89,933
4,534	LSI Industries, Inc.	23,667
515	nVent Electric plc	11,351
53	Pioneer Power Solutions, Inc.*	286
569	Powell Industries, Inc.	22,276
864	Preformed Line Products Co.	47,166
3,194	Regal-Beloit Corp.	232,683
75	Servotronics, Inc.	743
5,025	Thermon Group Holdings, Inc.*	115,475
3,104	Ultralife Corp.*	26,881
320	Vicor Corp.*	9,446
5,942	Vivint Solar, Inc.*^	38,861

		1,578,054

Electronic Equipment, Instruments & Components (3.4%):
2,011	ADDvantage Technologies Group, Inc.*	4,022
3,997	Anixter International, Inc.*	276,273
6,544	Arlo Technologies, Inc.*	22,315
373	Avnet, Inc.	16,593
12,822	AVX Corp.	194,894
3,861	Badger Meter, Inc.	207,336
254	Bel Fuse, Inc., Class A	3,482
1,595	Bel Fuse, Inc., Class B	23,973
1,972	Belden, Inc.	105,186
896	Benchmark Electronics, Inc.	26,038
807	Coherent, Inc.*	124,052
6,442	Daktronics, Inc.	47,574
1,365	Data I/O Corp.*	5,310
4,550	Fabrinet*	237,965
1,853	FARO Technologies, Inc.*	89,593
640	Frequency Electronics, Inc.*	7,776
646	IEC Electronics Corp.*	4,464
10,992	II-VI, Inc.*	387,028
1,303	Insight Enterprises, Inc.*	72,564
3,899	Itron, Inc.*	288,370
3,461	Jabil, Inc.	123,800
8,386	KEMET Corp.	152,457
2,556	Kimball Electronics, Inc.*	37,088
10,286	Knowles Corp.*	209,217
187	Littlelfuse, Inc.	33,157
4,775	Methode Electronics, Inc., Class A	160,631
2,201	MTS Systems Corp.	121,605
2,608	Napco Security Technologies, Inc.*	66,556
4,565	Novanta, Inc.*	373,052
2,432	OSI Systems, Inc.*	246,994
2,587	PAR Technology Corp.*^	61,493
400	PC Connection, Inc.	15,560
1,875	Perceptron, Inc.*	9,000
3,488	Plexus Corp.*	218,035

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
1,727	RF Industries, Ltd.	$12,227
2,724	Rogers Corp.*	372,398
8,103	Sanmina Corp.*	260,187
3,045	ScanSource, Inc.*	93,025
1,578	SYNNEX Corp.	178,156
2,482	Tech Data Corp.*	258,724
12,240	TTM Technologies, Inc.*	149,267
7,410	Vishay Intertechnology, Inc.	125,451
989	Wayside Technology Group, Inc.	14,865
3,952	Wireless Telecom Group, Inc.*	5,691

		5,443,444

Energy Equipment & Services (1.2%):
3,788	Apergy Corp.*	102,465
5,088	Archrock, Inc.	50,727
1,261	Basic Energy Services, Inc.*	1,816
2,052	C&J Energy Services, Inc.*	22,018
2,325	Cactus, Inc., Class A*	67,286
639	Core Laboratories NV	29,790
1,457	Dawson Geophysical Co.*	3,118
4,461	Diamond Offshore Drilling, Inc.*^	24,803
1,676	DMC Global, Inc.	73,710
3,587	Dril-Quip, Inc.*	179,995
3,837	Era Group, Inc.*	40,519
4,307	Exterran Corp.*	56,249
12,451	Forum Energy Technologies, Inc.*	19,299
3,592	Frank’s International NV*	17,062
2,906	FTS International, Inc.*	6,509
1,260	Geospace Technologies Corp.*	19,366
2,641	Gulf Island Fabrication, Inc.*	14,129
7,520	Helix Energy Solutions Group, Inc.*	60,611
3,844	Helmerich & Payne, Inc.	154,029
749	Ion Geophysical*	6,831
3,564	Keane Group, Inc.*	21,598
2,658	KLX Energy Services Holdings, Inc.*	22,978
595	Mammoth Energy Services, Inc.	1,476
4,480	Matrix Service Co.*	76,787
12,642	McDermott International, Inc.*^	25,537
24,731	Nabors Industries, Ltd.	46,247
2,316	Natural Gas Services Group*	29,668
11,883	Newpark Resources, Inc.*	90,548
885	Nine Energy Service, Inc.*	5,460
18,346	Noble Corp. plc*	23,299
10,150	Oceaneering International, Inc.*	137,533
3,039	Oil States International, Inc.*	40,419
14,429	Patterson-UTI Energy, Inc.	123,368
2,252	Propetro Holding Corp.*	20,471
1,757	Rignet, Inc.*	13,617
4,432	RPC, Inc.^	24,864
1,148	SEACOR Holdings, Inc.*	54,036
1,598	SEACOR Marine Holdings, Inc.*	20,087
1,229	Select Energy Services, Inc.*	10,643
1,537	Solaris Oilfield Infrastructure, Inc.	20,627
14,153	Superior Energy Services, Inc.*	1,840
5,480	TETRA Technologies, Inc.*	11,015
1,075	Tidewater, Inc.*	16,243
20,620	Transocean, Ltd.*	92,171
5,730	U.S. Silica Holdings, Inc.	54,779
3,954	Unit Corp.*	13,365
16,905	Valaris plc^	81,314

		2,030,322

Entertainment (0.4%):
3,922	AMC Entertainment Holdings, Inc., Class A^	41,965
2,527	Ballantyne Strong, Inc.*	7,859
2,242	Eros International plc*	4,282
4,000	Glu Mobile, Inc.*	19,960

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Entertainment, continued
1,045	Imax Corp.*	$22,938
383	Liberty Braves Group, Class A*	10,659
1,784	Liberty Braves Group, Class C*	49,506
3,297	Lions Gate Entertainment Corp., Class A*	30,497
5,341	Lions Gate Entertainment Corp., Class B*	46,680
870	Marcus Corp.	32,199
2,715	Reading International, Inc., Class A*	32,471
700	Rosetta Stone, Inc.*	12,180
66,333	Zynga, Inc.*	386,058

		697,254

Food & Staples Retailing (0.8%):
5,839	BJ’s Wholesale Club Holdings, Inc.*	151,055
224	Casey’s General Stores, Inc.	36,100
1,910	Ingles Markets, Inc., Class A	74,223
4,259	Natural Grocers by Vitamin Cottage, Inc.*	42,547
5,226	Performance Food Group Co.*	240,448
4,174	PriceSmart, Inc.	296,771
305	Rite Aid Corp.*^	2,120
2,176	SpartanNash Co.	25,742
3,641	Sprouts Farmers Market, Inc.*	70,417
1,576	The Andersons, Inc.	35,350
3,260	The Chefs’ Warehouse, Inc.*	131,443
3,444	United Natural Foods, Inc.*	39,675
1,832	Village Super Market, Inc., Class A	48,456
2,676	Weis Markets, Inc.	102,063

		1,296,410

Food Products (1.6%):
8,875	B&G Foods, Inc.^	167,826
2,290	Calavo Growers, Inc.	217,962
3,684	Cal-Maine Foods, Inc.	147,194
1,318	Coffee Holding Co., Inc.*	5,219
11,242	Darling International, Inc.*	215,059
13,942	Dean Foods Co.^	16,173
2,411	Farmer Brothers Co.*	31,222
2,122	Flowers Foods, Inc.	49,082
1,800	Fresh Del Monte Produce, Inc.	61,398
4,577	Hostess Brands, Inc.*	64,009
1,810	J & J Snack Foods Corp.	347,521
470	John B Sanfilippo And Son, Inc.	45,402
1,773	Lancaster Colony Corp.	245,826
2,754	Landec Corp.*	29,936
2,175	Limoneira Co.	39,933
1,220	Rocky Mountain Chocolate Factory, Inc.	11,407
2,912	Sanderson Farms, Inc.	440,674
927	Seneca Foods Corp., Class A*	28,904
12	Seneca Foods Corp., Class B*	372
1,600	Simply Good Foods Co. (The)*	46,384
4,416	Tootsie Roll Industries, Inc.	164,010
3,670	TreeHouse Foods, Inc.*	203,502

		2,579,015

Gas Utilities (1.1%):
2,387	Chesapeake Utilities Corp.	227,529
3,110	National Fuel Gas Co.	145,921
5,705	New Jersey Resources Corp.	257,980
2,904	Northwest Natural Holding Co.	207,171
1,929	ONE Gas, Inc.	185,396
118	RGC Resources, Inc.	3,450
7,843	South Jersey Industries, Inc.	258,114
1,833	Southwest Gas Corp.	166,876
4,117	Spire, Inc.	359,168

		1,811,605

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies (2.2%):
6,691	Accuray, Inc.*	$18,534
5,021	AngioDynamics, Inc.*	92,487
1,709	Anika Therapeutics, Inc.*	93,807
263	Atrion Corp.	204,922
4,568	Avanos Medical, Inc.*	171,117
2,329	Cantel Medical Corp.	174,209
1,804	CONMED Corp.	173,455
3,805	CryoLife, Inc.*	103,306
875	Cutera, Inc.*	25,576
1,118	Elctromed, Inc.*	7,390
427	Fonar Corp.*	8,826
2,687	Globus Medical, Inc., Class A*	137,359
420	Haemonetics Corp.*	52,979
608	Heska Corp.*	43,089
439	ICU Medical, Inc.*	70,064
1,629	Inogen, Inc.*	78,045
3,276	Integer Holdings Corp.*	247,535
1,200	Integra LifeSciences Holdings Corp.*	72,084
199	IntriCon Corp.*	3,869
4,509	Invacare Corp.	33,818
2,006	IRIDEX Corp.*	3,791
249	Kewaunee Scientific CP	3,879
3,514	Lantheus Holdings, Inc.*	88,078
2,690	LeMaitre Vascular, Inc.	91,944
1,108	LivaNova plc*	81,759
6,577	Meridian Bioscience, Inc.	62,416
5,338	Merit Medical Systems, Inc.*	162,595
450	Mesa Labs, Inc.	106,997
3,498	Natus Medical, Inc.*	111,376
2,746	Neogen Corp.*	187,030
4,707	NuVasive, Inc.*	298,331
3,020	Nuvectra Corp.*	4,107
6,333	OraSure Technologies, Inc.*	47,308
1,884	Orthofix Medical, Inc.*	99,890
574	Orthopediatrics Corp.*	20,239
1,629	Quidel Corp.*	99,939
10,930	RTI Surgical, Inc.*	31,151
2,363	SeaSpine Holdings Corp.*	28,852
1,450	Surmodics, Inc.*	66,323
3,600	TransEnterix, Inc.*	2,231
554	Utah Medical Products, Inc.	53,095
626	Varex Imaging Corp.*	17,866
7,300	Wright Medical Group NV*	150,599

		3,632,267

Health Care Providers & Services (2.6%):
6,333	Acadia Healthcare Co., Inc.*	196,830
1,470	Addus HomeCare Corp.*	116,542
3,654	Amedisys, Inc.*	478,712
1,150	American Renal Associates Holdings, Inc.*	7,268
7,081	AMN Healthcare Services, Inc.*	407,582
3,573	BioTelemetry, Inc.*	145,528
12,012	Brookdale Senior Living, Inc.*	91,051
3,946	Capital Senior Living Corp.*	17,283
5,249	Community Health Systems, Inc.*	18,896
2,726	CorVel Corp.*	206,358
2,958	Cross Country Healthcare, Inc.*	30,467
2,588	Diplomat Pharmacy, Inc.*	12,681
6,408	Ensign Group, Inc. (The)	303,931
1,905	Five Star Quality Care, Inc.*	867
1,259	Hanger Orthopedic Group, Inc.*	25,658
2,195	HealthEquity, Inc.*	125,433
3,529	InfuSystems Holdings, Inc.*	18,668
3,429	LHC Group, Inc.*	389,397
2,287	Magellan Health Services, Inc.*	142,023
6,017	MEDNAX, Inc.*	136,105
1,646	National Healthcare Corp.	134,725

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
2,600	National Research Corp.	$150,150
5,327	Option Care Health, Inc.*	17,046
7,794	Owens & Minor, Inc.	45,283
3,316	Patterson Cos., Inc.	59,091
1,065	Petiq, Inc.*^	29,032
2,021	Providence Service Corp.*	120,169
1,080	Psychemedics Corp.	9,839
6,913	RadNet, Inc.*	99,271
18,186	Select Medical Holdings Corp.*	301,342
1,331	Surgery Partners, Inc.*^	9,829
5,780	Tenet Healthcare Corp.*	127,854
4,121	Tivity Health, Inc.*	68,532
3,562	Triple-S Management Corp., Class B*	47,731
1,714	U.S. Physical Therapy, Inc.	223,763

		4,314,937

Health Care Technology (0.6%):
15,998	Allscripts Healthcare Solutions, Inc.*	175,658
3,434	Castlight Health, Inc., Class B*	4,842
2,108	Computer Programs & Systems, Inc.	47,662
564	Evolent Health, Inc., Class A*	4,055
2,627	HealthStream, Inc.*	68,013
5,891	HMS Holdings Corp.*	203,033
1,027	Inovalon Holdings, Inc., Class A*	16,833
558	Micron Solutions, Inc.*	1,222
8,396	NextGen Healthcare, Inc.*	131,565
3,783	Omnicell, Inc.*	273,398
2,026	Simulations Plus, Inc.	70,302
364	Teladoc, Inc.*^	24,650

		1,021,233

Hotels, Restaurants & Leisure (3.1%):
1,724	BBQ Holdings, Inc.*	8,258
4,748	BBX Capital Corp.	22,173
3	Biglari Holdings, Inc., Class A*	1,684
168	Biglari Holdings, Inc., Class B*	18,312
2,915	BJ’s Restaurants, Inc.	113,219
12,557	Bloomin’ Brands, Inc.	237,704
2,784	Brinker International, Inc.	118,793
4,497	Carrols Restaurant Group, Inc.*	37,280
4,585	Century Casinos, Inc.*	35,442
6,259	Cheesecake Factory, Inc. (The)	260,875
1,838	Choice Hotels International, Inc.	163,508
1,424	Churchill Downs, Inc.	175,800
2,799	Chuy’s Holdings, Inc.*	69,303
1,266	Cracker Barrel Old Country Store, Inc.	205,915
3,275	Dave & Buster’s Entertainment, Inc.	127,561
2,980	Del Taco Restaurants, Inc.*	30,471
8,718	Denny’s Corp.*	198,465
495	DineEquity, Inc.	37,551
3,712	Dover Motorsports, Inc.	7,350
3,973	Drive Shack, Inc.*	17,124
2,394	El Pollo Loco Holdings, Inc.*	26,238
2,468	Eldorado Resorts, Inc.*	98,399
830	Extended Stay America, Inc.	12,151
4,357	Fiesta Restaurant Group, Inc.*	45,400
378	Flanigan’s Enterprises, Inc.	8,645
608	Habit Restaurants, Inc. (The), Class A*	5,314
2,816	Hilton Grand Vacations, Inc.*	90,112
4,444	International Game Technology plc	63,149
3,548	Jack in the Box, Inc.	323,294
2,108	Lindblad Expeditions Holdings, Inc.*	35,330
5,681	Luby’s, Inc.*	10,813
2,852	Marriott Vacations Worldwide Corp.	295,496
597	Nathans Famous, Inc.	42,894

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
1,669	Noodles & Co.*^	$9,447
4,764	Papa John’s International, Inc.^	249,395
5,583	Penn National Gaming, Inc.*	103,983
4,298	Planet Fitness, Inc.*	248,725
1,446	Playa Hotels & Resorts NV*	11,322
1,540	Playags, Inc.*	15,831
3,185	Potbelly Corp.*	13,887
1,669	RCI Hospitality Holdings, Inc.	34,515
3,634	Red Lion Hotels Corp.*	23,548
2,030	Red Robin Gourmet Burgers*	67,518
662	Red Rock Resorts, Inc.	13,442
4,652	Ruth’s Hospitality Group, Inc.	94,971
2,478	Scientific Games Corp., Class A*	50,427
3,059	SeaWorld Entertainment, Inc.*	80,513
788	Shake Shack, Inc., Class A*	77,256
3,043	Six Flags Entertainment Corp.	154,554
4,120	Texas Roadhouse, Inc., Class A	216,382
4,346	Town Sports International Holdings, Inc.*	7,127
13,989	Wendy’s Co. (The)	279,500
2,153	Wingstop, Inc.	187,914
3,977	Wyndham Worldwide Corp.	183,022

		5,067,302

Household Durables (2.5%):
608	Bassett Furniture Industries, Inc.	9,302
899	Cavco Industries, Inc.*	172,689
2,144	Century Communities, Inc.*	65,671
3,024	Dixie Group, Inc. (The)*	4,173
4,218	Ethan Allen Interiors, Inc.	80,564
820	Flexsteel Industries, Inc.	12,152
3,162	Helen of Troy, Ltd.*	498,521
670	Hooker Furniture Corp.	14,365
2,905	Installed Building Products, Inc.*	166,573
3,858	iRobot Corp.*^	237,923
11,216	KB Home	381,343
1,138	Koss Corp.*	2,276
6,113	La-Z-Boy, Inc.	205,336
924	LGI Homes, Inc.*	76,988
4,396	Libbey, Inc.*	14,727
2,522	Lifetime Brands, Inc.	22,320
7,014	M.D.C. Holdings, Inc.	302,303
4,157	M/I Homes, Inc.*	156,511
6,186	Meritage Corp.*	435,184
723	P & F Industries, Inc., Class A	4,844
1,301	Skyline Corp.*	39,147
5,672	Taylor Morrison Home Corp., Class A*	147,132
2,725	Tempur Sealy International, Inc.*	210,370
2,041	TopBuild Corp.*	196,814
20,593	TRI Pointe Homes, Inc.*	309,719
4,563	Tupperware Brands Corp.	72,415
1,860	Universal Electronics, Inc.*	94,674
4,639	William Lyon Homes, Class A*	94,450
4,044	Zagg, Inc.*^	25,356

		4,053,842

Household Products (0.4%):
1,115	Central Garden & Pet Co.*	32,591
3,036	Central Garden & Pet Co., Class A*	84,173
2,048	Energizer Holdings, Inc.	89,252
1,767	Ocean Bio-Chem, Inc.	6,025
940	Oil-Dri Corp.	32,016
1,701	Spectrum Brands Holdings, Inc.	89,677
1,890	WD-40 Co.	346,892

		680,626

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Independent Power and Renewable Electricity Producers (0.7%):
22,978	Atlantic Power Corp.*	$53,769
3,027	Atlantica Yield plc	72,920
3,724	Clearway Energy, Inc., Class A	64,574
5,480	Clearway Energy, Inc., Class C	100,010
6,324	Ormat Technologies, Inc.	469,809
9,283	Pattern Energy Group, Inc.	249,991
4,607	TerraForm Power, Inc., Class A	83,963

		1,095,036

Industrial Conglomerates (0.1%):
5,204	Raven Industries, Inc.	174,126

Insurance (3.0%):
7,408	AMBAC Financial Group, Inc.*	144,826
10,500	American Equity Investment Life Holding Co.	254,100
1,653	American National Insurance Co.	204,526
2,876	Amerisafe, Inc.	190,132
3,798	Argo Group International Holdings, Ltd.	266,772
1,079	Assured Guaranty, Ltd.	47,972
1,304	Brighthouse Financial, Inc.*	52,773
8,209	Citizens, Inc.*	56,396
3,445	Crawford & Co.	34,760
4,636	Crawford & Co., Class A	50,440
2,691	Donegal Group, Inc., Class A	39,450
2,004	eHealth, Inc.*	133,847
3,106	Employers Holdings, Inc.	135,359
797	Enstar Group, Ltd.*	151,366
2,839	FBL Financial Group, Inc., Class A	168,949
2,111	FedNat Holding Co.	29,533
10,826	Genworth Financial, Inc., Class A*	47,634
1,050	Global Indemnity, Ltd.	26,219
301	Goosehead Insurance, Inc.	14,854
3,055	Greenlight Capital Re, Ltd.*	32,077
1,752	Hallmark Financial Services, Inc.*	33,516
1,470	HCI Group, Inc.	61,799
569	Heritage Insurance Holdings, Inc.	8,507
1,214	Horace Mann Educators Corp.	56,245
2,328	Independence Holding Co.	89,838
253	Investors Title Co.	40,505
941	James River Group Holdings	48,217
790	Kemper Corp.	61,581
1,473	Kingstone Co., Inc.	12,550
900	Kinsale Capital Group, Inc.	92,979
12,677	Maiden Holdings, Ltd.*	9,508
2,967	Mercury General Corp.	165,796
4,498	National General Holdings Corp.	103,544
386	National Western Life Group, Inc., Class A	103,591
1,138	Primerica, Inc.	144,788
5,649	ProAssurance Corp.	227,485
180	Protective Insurance Corp.	2,970
4,712	RLI Corp.	437,791
513	Safety Insurance Group, Inc.	51,982
3,533	Selective Insurance Group, Inc.	265,646
4,915	State Auto Financial Corp.	159,197
3,277	Stewart Information Services Corp.	127,115
204	The National Security Group, Inc.	2,264
2,083	Third Point Reinsurance, Ltd.*	20,809
2,849	Tiptree Financial, Inc., Class A	20,741
748	United Fire Group, Inc.	35,141
4,002	United Insurance Holdings Co.	55,988
5,267	Universal Insurance Holdings, Inc.	157,957

Shares		Fair Value
Common Stocks, continued
Insurance, continued
161	White Mountains Insurance Group, Ltd.	$173,880

		4,853,915

Interactive Media & Services (0.3%):
1,722	Care.com, Inc.*	17,995
3,158	Cargurus, Inc.*	97,739
3,666	Cars.com, Inc.*	32,921
6,181	DHI Group, Inc.*	23,797
7,846	Liberty TripAdvisor Holdings, Inc., Class A*	73,831
7,450	QuinStreet, Inc.*	93,796
7,131	The Meet Group, Inc. (The)*	23,354
2,073	Travelzoo, Inc.*	22,160
2,489	Yelp, Inc.*	86,493
1,473	Zedge, Inc., Class B*	2,460

		474,546

Internet & Direct Marketing Retail (0.3%):
4,886	1-800 Flowers.com, Inc., Class A*	72,288
11,534	Groupon, Inc.*	30,680
1,300	Lands’ End, Inc.*	14,749
3,938	Leaf Group, Ltd.*	16,540
3,018	Liquidity Services, Inc.*	22,333
3,081	PetMed Express, Inc.^	55,520
1,050	Quotient Technology, Inc.*	8,211
2,886	Rubicon Project, Inc.*	25,137
4,549	Shutterstock, Inc.*	164,309
1,086	Stamps.com, Inc.*	80,853

		490,620

IT Services (2.7%):
1,681	CACI International, Inc., Class A*	388,747
2,379	Carbonite, Inc.*	36,851
5,955	Cardtronics plc*	180,080
1,886	Cass Information Systems, Inc.	101,825
11,403	Conduent, Inc.*	70,927
4,018	CoreLogic, Inc.*	185,913
4,402	CSG Systems International, Inc.	227,495
758	CSP, Inc.	10,225
4,290	Endurance International Group Holdings, Inc.*	16,088
3,668	Evertec, Inc.	114,515
3,658	Exlservice Holdings, Inc.*	244,940
1,053	Greensky, Inc.*	7,208
4,964	GTT Communications, Inc.*^	46,761
4,599	Hackett Group, Inc. (The)	75,700
439	I3 Verticals, Inc.*	8,833
1,786	Internap Corp.*^	4,608
16,780	KBR, Inc.	411,780
18,673	Limelight Networks, Inc.*	56,579
8,660	LiveRamp Holdings, Inc.*	372,033
2,747	ManTech International Corp., Class A	196,163
500	Maximus, Inc.	38,630
8,730	NIC, Inc.	180,275
862	Paysign, Inc.*^	8,706
4,334	Perficient, Inc.*	167,206
6,302	Perspecta, Inc.	164,608
3,168	PFSweb, Inc.*	8,015
4,659	Science Applications International Corp.	406,963
8,429	Servicesource International, Inc.*	7,418
1,555	StarTek, Inc.*	10,061
10,553	Steel Connect, Inc.*	18,257
4,608	Sykes Enterprises, Inc.*	141,189
3,622	Teradata Corp.*	112,282
5,956	TTEC Holdings, Inc.	285,173
7,332	Unisys Corp.*	54,477

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
3,309	Virtusa Corp.*	$119,190

		4,479,721

Leisure Products (0.3%):
1,742	Acushnet Holdings Corp.	45,989
8,017	American Outdoor Brands Corp.*	46,899
7,292	Callaway Golf Co.	141,539
2,916	Escalade, Inc.	31,755
2,447	Jakks Pacific, Inc.*	2,092
361	Johnson Outdoors, Inc., Class A	21,140
1,830	Malibu Boats, Inc.*	56,144
2,419	Marine Products Corp.	34,253
850	Mastercraft Boat Holdings, Inc.*	12,686
4,982	Nautilus Group, Inc.*	6,726
7,141	Vista Outdoor, Inc.*	44,203

		443,426

Life Sciences Tools & Services (0.4%):
4,445	Cambrex Corp.*	264,479
7,407	Enzo Biochem, Inc.*	26,665
7,018	Harvard Bioscience, Inc.*	21,580
4,475	Luminex Corp.	92,409
1,361	Medpace Holdings, Inc.*	114,378
4,427	Neogenomics, Inc.*	84,644
1,449	Syneos Health, Inc.*	77,101

		681,256

Machinery (5.4%):
6,598	Actuant Corp., Class A	144,760
1,154	Alamo Group, Inc.	135,849
3,990	Albany International Corp., Class A	359,738
2,692	Altra Industrial Motion Corp.	74,555
806	Art’s-Way Manufacturing Co.*	1,725
2,880	Astec Industries, Inc.	89,568
6,849	Barnes Group, Inc.	352,997
1,115	Blue Bird Corp.*	21,224
2,245	Briggs & Stratton Corp.	13,605
3,812	Chart Industries, Inc.*	237,716
2,359	CIRCOR International, Inc.*	88,580
6,302	Colfax Corp.*^	183,136
3,105	Columbus McKinnon Corp.	113,115
5,525	Commercial Vehicle Group, Inc.*	39,835
3,020	Douglas Dynamics, Inc.	134,601
500	Eastern Co. (The)	12,410
2,433	EnPro Industries, Inc.	167,025
3,185	ESCO Technologies, Inc.	253,399
8,469	Federal Signal Corp.	277,275
6,246	Franklin Electric Co., Inc.	298,621
2,281	FreightCar America, Inc.*	11,063
1,765	Gencor Industries, Inc.*	20,492
3,372	Gorman-Rupp Co. (The)	117,312
459	Graham Corp.	9,116
3,586	Greenbrier Cos, Inc.	108,010
10,550	Harsco Corp.*	200,028
3,615	Helios Technologies, Inc.	146,661
8,280	Hillenbrand, Inc.	255,686
785	Hurco Cos, Inc.	25,253
1,314	Hyster-Yale Materials Handling, Inc., Class A	71,915
3,679	John Bean Technologies Corp.	365,803
9,594	Kennametal, Inc.	294,920
1,529	L.B. Foster Co., Class A*	33,133
1,368	Lindsay Corp.	127,019
829	Lydall, Inc.*	20,650
3,228	Manitex International, Inc.*	21,466
4,498	Manitowoc Co., Inc. (The)*	56,225
11,063	Meritor, Inc.*	204,666

Shares		Fair Value
Common Stocks, continued
Machinery, continued
7,214	Mueller Industries, Inc.	$206,898
22,037	Mueller Water Products, Inc., Class A	247,696
5,988	Navistar International Corp.*	168,323
3,562	NN, Inc.	25,397
738	Omega Flex, Inc.	75,461
2,028	Park-Ohio Holdings Corp.	60,556
1,756	Proto Labs, Inc.*	179,288
2,491	RBC Bearings, Inc.*	413,282
13,382	Rexnord Corp.*	361,983
5,735	Spartan Motors, Inc.	78,684
1,692	SPX Corp.*	67,697
1,085	SPX FLOW, Inc.*	42,814
1,898	Standex International Corp.	138,440
466	Taylor Devices, Inc.*	4,777
1,866	Tennant Co.	131,926
9,270	Terex Corp.	240,742
800	The Exone Co.*^	7,080
2,794	Timken Co.	121,567
7,930	Titan International, Inc.	21,411
5,970	TriMas Corp.*	182,981
6,206	Trinity Industries, Inc.	122,134
1,747	Twin Disc, Inc.*	18,501
7,530	Wabash National Corp.	109,260
3,587	Watts Water Technologies, Inc., Class A	336,210
18,993	Welbilt, Inc.*	320,222

		8,772,482

Marine (0.2%):
1,689	Costamare, Inc.	10,252
4,337	Genco Shipping & Trading, Ltd.*	39,900
1,100	Kirby Corp.*	90,376
5,648	Matson, Inc.	211,857
3,151	Scorpio Bulkers, Inc.	19,158

		371,543

Media (1.7%):
3,904	A.H. Belo Corp., Class A	14,640
2,250	AMC Networks, Inc., Class A*	110,610
478	Beasley Broadcast Group, Inc., Class A	1,482
41	Cable One, Inc.	51,443
23,234	Central Eurpoean Media Enterprises*	104,437
4,066	Clear Channel Outdoor Holdings, Inc.*	10,246
229	Daily Journal Corp.*^	56,691
7,889	E.W. Scripps Co. (The), Class A	104,766
973	Emerald Expositions Events, Inc.	9,467
6,123	Entercom Communications Corp.	20,451
11,865	Entravision Communications Corp., Class A	37,731
4,669	Gannett Co., Inc.	50,145
980	GCI Liberty, Inc., Class A*	60,829
8,641	Gray Television, Inc.*	141,021
2,892	Hemisphere Media Group*	35,340
2,441	Insignia Systems, Inc.*	2,368
4,052	John Wiley & Sons, Inc., Class A	178,045
10,454	Lee Enterprises, Inc.*	21,326
3,964	Liberty Latin America, Ltd.*	67,665
7,609	Liberty Latin America, Ltd., Class C*	130,076
6,655	Marchex, Inc., Class B*	20,897
4,388	Meredith Corp.	160,864
3,571	MSG Networks, Inc., Class A*^	57,922
10,941	National CineMedia, Inc.	89,716
3,347	New Media Investment Group, Inc.	29,487
4,486	New York Times Co. (The), Class A	127,761
4,321	Nexstar Broadcasting Group, Inc., Class A	442,082

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
1,017	Scholastic Corp.	$38,402
8,414	Sinclair Broadcast Group, Inc., Class A	359,614
3,708	TechTarget, Inc.*	83,523
10,206	Tegna, Inc.	158,499
2,169	Tribune Publishing Co.	18,610
8,158	Urban One, Inc.*	16,234

		2,812,390

Metals & Mining (1.3%):
23,109	AK Steel Holding Corp.*	52,457
6,183	Alcoa Corp.*	124,093
7,802	Allegheny Technologies, Inc.*	157,991
2,124	Ampco-Pittsburgh Corp.*	7,816
6,694	Carpenter Technology Corp.	345,811
3,100	Century Aluminum Co.*	20,569
21,148	Cleveland-Cliffs, Inc.^	152,689
7,283	Coeur d’Alene Mines Corp.*	35,031
12,903	Commercial Metals Co.	224,254
4,543	Compass Minerals International, Inc.	256,634
13,641	Ferroglobe plc*	15,414
13,641	Ferroglobe Unit*(a)	–
1,805	Gold Resource Corp.	5,505
1,557	Haynes International, Inc.	55,803
42,581	Hecla Mining Co.	74,943
931	Kaiser Aluminum Corp.	92,141
2,285	Materion Corp.	140,208
9,373	McEwen Mining, Inc.	14,622
2,868	Ryerson Holding Corp.*	24,464
1,487	Schnitzer Steel Industries, Inc., Class A	30,721
3,318	SunCoke Energy, Inc.*	18,714
1,789	Synalloy Corp.	28,535
4,467	TimkenSteel Corp.*	28,097
6,784	United States Steel Corp.	78,355
1,458	Universal Stainless & Alloy Products, Inc.*	22,745
684	Warrior Met Coal, Inc.	13,352
2,441	Worthington Industries, Inc.	87,998

		2,108,962

Multiline Retail (0.3%):
5,705	Big Lots, Inc.	139,773
654	Dillard’s, Inc., Class A^	43,236
27,998	J.C. Penney Co., Inc.*^	24,887
4,967	Macy’s, Inc.	77,187
4,519	Nordstrom, Inc.	152,155
1,558	Ollie’s Bargain Outlet Holdings, Inc.*	91,361
5,314	Tuesday Morning Corp.*	8,343

		536,942

Multi-Utilities (0.7%):
8,048	Avista Corp.	389,845
2,852	Black Hills Corp.	218,834
4,953	NorthWestern Corp.	371,723
2,144	Unitil Corp.	136,015

		1,116,417

Oil, Gas & Consumable Fuels (2.6%):
4,107	Abraxas Petroleum Corp.*	2,084
816	Adams Resources & Energy, Inc.	25,296
1,538	Amplify Energy Corp.	9,489
2,307	Antero Resources Corp.*	6,967
1,638	Arch Coal, Inc.^	121,540
1,954	Ardmore Shipping Corp.*	13,072
901	Barnwell Industries, Inc.*	470
2,422	Bonanza Creek Energy, Inc.*	54,229
2,193	California Resources Corp.*^	22,369
15,796	Callon Petroleum Co.*	68,555

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
4,289	Carrizo Oil & Gas, Inc.*	$36,821
3,036	Centennial Resource Development, Inc., Class A*	13,708
32,742	Chesapeake Energy Corp.*^	46,166
1,745	Cimarex Energy Co.	83,655
16,914	Clean Energy Fuel Corp.*	34,927
19,397	CNX Resources Corp.*	140,822
2,015	CONSOL Energy, Inc.*	31,494
1,914	Contango Oil & Gas Co.*	5,321
4,234	CVR Energy, Inc.	186,423
7,363	Delek US Holdings, Inc.	267,278
39,156	Denbury Resources, Inc.*	46,596
16,266	DHT Holdings, Inc.	100,036
4,012	Dorian LPG, Ltd.*	41,564
416	Earthstone Energy, Inc.*	1,352
7,828	Enlink Midstream LLC^	66,538
8,624	EQT Corp.	91,759
6,752	Equitrans Midstream Corp.	98,242
2,943	Evolution Petroleum Corp.	17,187
5,664	Extraction Oil & Gas, Inc.*^	16,652
10,643	Gaslog, Ltd.	136,763
1,561	Green Plains Renewable Energy, Inc.	16,539
9,417	Gulfport Energy Corp.*	25,520
5,504	Hallador Energy Co.	19,924
9,079	HighPoint Resources Corp.*	14,436
2,520	International Seaways, Inc.*	48,535
6,317	Jagged Peak Energy, Inc.*	45,861
34,496	Kosmos Energy, Ltd.	215,256
14,513	Laredo Petroleum Holdings, Inc.*	34,976
2,082	Lonestar Resources US, Inc.*	5,663
9,030	Matador Resources Co.*	149,266
290	Montage Resources Corp.*	1,096
5,155	Murphy Oil Corp.	113,977
12,361	Nordic American Tankers, Ltd.	26,700
3,092	Northern Oil & Gas, Inc.*	6,060
18,805	Oasis Petroleum, Inc.*	65,065
5,300	Overseas Shipholding Group, Inc.*	9,275
4,913	Pacific Ethanol, Inc.*	2,767
2,410	Panhandle Oil & Gas, Inc., Class A	33,692
1,648	PAR Pacific Holdings, Inc.*	37,673
6,480	PBF Energy, Inc., Class A	176,191
3,470	PDC Energy, Inc.*	96,293
5,636	Peabody Energy Corp.	82,962
523	Penn Virginia Corp.*	15,204
6	PrimeEnergy Corp.*	690
12,864	QEP Resources, Inc.	47,597
12,188	Range Resources Corp.	46,558
6,030	Renewable Energy Group, Inc.*	90,480
3,561	Ring Energy, Inc.*	5,840
1,533	SandRidge Energy, Inc.*	7,205
2,868	Scorpio Tankers, Inc.	85,352
5,243	SemGroup Corp., Class A	85,671
12,619	Ship Finance International	177,170
7,278	SM Energy Co.	70,524
32,445	Southwestern Energy Co.*	62,619
23,009	SRC Energy, Inc.*	107,222
1,352	Talos Energy, Inc.*	27,486
1,980	Teekay Shipping Corp.	7,920
18,909	Teekay Tankers, Ltd.*	24,582
8,709	W&T Offshore, Inc.*	38,058
7,070	Whiting Petroleum Corp.*	56,772
3,407	World Fuel Services Corp.	136,076
15,058	WPX Energy, Inc.*	159,464

		4,267,592

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Paper & Forest Products (0.7%):
5,866	Boise Cascade Co.	$191,173
2,174	Clearwater Paper Corp.*	45,915
7,194	Domtar Corp.	257,617
6,293	Louisiana-Pacific Corp.	154,682
8,641	Mercer International, Inc.	108,358
2,510	Neenah Paper, Inc.	163,451
1,455	P.H. Glatfelter Co.	22,392
12,394	Resolute Forest Products	58,252
4,054	Schweitzer-Mauduit International, Inc.	151,782
1,313	Verso Corp.*	16,255

		1,169,877

Personal Products (0.7%):
27,730	Avon Products, Inc.*	122,012
2,048	e.l.f. Beauty, Inc.*	35,860
2,807	Edgewell Personal Care Co.*	91,199
4,304	Inter Parfums, Inc.	301,151
900	Lifevantage Corp.*	12,330
537	Mannatech, Inc.	9,263
1,346	Medifast, Inc.	139,486
1,387	Natural Alternatives International, Inc.*	11,581
369	Natural Health Trends Corp.	2,613
2,857	Natures Sunshine Products, Inc.*	23,685
2,622	Nu Skin Enterprises, Inc., Class A	111,514
340	United-Guardian, Inc.	6,375
3,195	Usana Health Sciences, Inc.*	218,506

		1,085,575

Pharmaceuticals (0.9%):
680	Aclaris Therapeutics, Inc.*	734
5,270	Akorn, Inc.*	20,026
3,129	Amphastar Pharmaceuticals, Inc.*	62,048
1,566	ANI Pharmaceuticals, Inc.*	114,130
1,496	Aratana Therapeutics- CVR*(a)	–
961	Assembly Biosciences, Inc.*	9,447
4,744	Assertio Therapeutics, Inc.*	6,072
1,154	Collegium Pharmaceutical, Inc.*	13,248
3,245	Corcept Therapeutics, Inc.*	45,868
3,415	Cumberland Pharmaceuticals, Inc.*	20,251
1,891	Cymabay Therapeutics, Inc.*	9,682
1,500	Dermira, Inc.*	9,585
7,597	Endo International plc*	24,386
10,506	Horizon Therapeutics plc*	286,079
6,525	Innoviva, Inc.*	68,774
2,755	Intra-Cellular Therapies, Inc.*	20,580
1,144	Kala Pharmaceuticals, Inc.*	4,353
6,034	Lannett Co., Inc.*	67,581
2,617	Lipocine, Inc.*	7,354
3,492	Mallinckrodt plc*^	8,416
169	Melinta Therapeutics, Inc.*^	644
1,475	Nektar Therapeutics*	26,867
2,308	Otonomy, Inc.*	5,516
747	Pacira Pharmaceuticals, Inc.*	28,438
859	Phibro Animal Health Corp., Class A	18,322
5,702	Prestige Brands Holdings, Inc.*	197,802
1,980	Revance Therapeutics, Inc.*	25,740
1,800	SIGA Technologies, Inc.*	9,216
5,788	Supernus Pharmaceuticals, Inc.*	159,054
767	Taro Pharmaceutical Industries, Ltd.	57,870
1,478	Zogenix, Inc.*	59,179

		1,387,262

Professional Services (2.0%):
1,888	Acacia Research Corp.*	5,060
5,362	ASGN, Inc.*	337,055
1,199	Barrett Business Services, Inc.	106,495

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
6,714	CBIZ, Inc.*	$157,779
490	CRA International, Inc.	20,565
5,032	Exponent, Inc.	351,737
2,512	Forrester Research, Inc.	80,736
2,195	Franklin Covey Co.*	76,825
4,532	FTI Consulting, Inc.*	480,347
2,202	GP Strategies Corp.*	28,274
2,274	Heidrick & Struggles International, Inc.	62,080
2,544	Huron Consulting Group, Inc.*	156,049
2,071	ICF International, Inc.	174,937
5,892	InnerWorkings, Inc.*	26,102
1,529	Insperity, Inc.	150,790
1,000	Kelly Services, Inc., Class A	24,220
3,860	Kforce, Inc.	146,043
5,647	Korn/Ferry International	218,200
1,332	Mastech Holdings, Inc.*	7,993
3,943	Mistras Group, Inc.*	64,665
4,799	Navigant Consulting, Inc.	134,132
4,033	Resources Connection, Inc.	68,521
3,165	TriNet Group, Inc.*	196,831
6,167	Trueblue, Inc.*	130,124
4,212	Volt Information Sciences, Inc.*	13,310
1,307	Willdan Group, Inc.*	45,850

		3,264,720

Real Estate Management & Development (0.5%):
2,400	Altisource Portfolio Solutions*	48,528
395	CKX Lands, Inc.*^	3,820
920	Consolidated-Tomoka Land Co.	60,352
692	Forestar Group, Inc.*	12,650
504	FRP Holdings, Inc.*	24,202
376	Griffin Industrial Realty, Inc.	14,269
10	J.W. Mays, Inc.*	360
6,324	Kennedy-Wilson Holdings, Inc.	138,622
5,387	Marcus & Millichap, Inc.*	191,185
1,035	Maui Land & Pineapple Co.*	11,261
798	Newmark Group, Inc.	7,230
2,057	Rafael Holdings, Inc., Class B*	43,115
702	RE/MAX Holdings, Inc., Class A	22,576
8,369	Realogy Holdings Corp.^	55,905
308	Stratus Properties, Inc.*	9,046
3,421	Tejon Ranch Co.*	58,054
1,076	The RMR Group, Inc., Class A	48,936
2,700	The St. Joe Co.*	46,251

		796,362

Road & Rail (1.0%):
1,803	ArcBest Corp.	54,901
9,143	Avis Budget Group, Inc.*	258,381
2,278	Covenant Transportation Group, Inc., Class A*	37,450
10,920	Heartland Express, Inc.	234,889
5,530	Hertz Global Holdings, Inc.*	76,535
875	Landstar System, Inc.	98,508
1,700	Marten Transport, Ltd.	35,326
598	Ryder System, Inc.	30,958
3,297	Saia, Inc.*	308,929
646	Schneider National, Inc.	14,031
3,855	Universal Truckload Services, Inc.	89,744
988	USA Truck, Inc.*	7,934
8,985	Werner Enterprises, Inc.	317,171
4,526	YRC Worldwide, Inc.*	13,669

		1,578,426

Semiconductors & Semiconductor Equipment (3.2%):
4,922	Advanced Energy Industries, Inc.*	282,572

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
3,814	Alpha & Omega Semiconductor, Ltd.*	$46,836
1,056	Ambarella, Inc.*	66,354
30,273	Amkor Technology, Inc.*	275,484
1,301	Amtech Systems, Inc.*	6,895
4,245	Axcelis Technologies, Inc.*	72,547
2,777	AXT, Inc.*	9,886
2,714	Brooks Automation, Inc.	100,499
3,415	Cabot Microelectronics Corp.	482,233
1,462	CEVA, Inc.*	43,655
5,549	Cirrus Logic, Inc.*	297,316
5,038	Cohu, Inc.	68,038
1,792	Cree, Inc.*	87,808
522	Cyberoptics Corp.*	7,475
6,488	Diodes, Inc.*	260,493
3,285	DSP Group, Inc.*	46,269
3,519	Enphase Energy, Inc.*	78,227
4,414	Entegris, Inc.	207,723
8,247	FormFactor, Inc.*	153,765
4,679	GSI Technology, Inc.*	40,988
1,254	Ichor Holdings, Ltd.*	30,322
1,201	Inphi Corp.*	73,321
1,349	inTest Corp.*	6,273
12,127	Kopin Corp.*	8,226
7,339	Kulicke & Soffa Industries, Inc.	172,320
12,204	Lattice Semiconductor Corp.*	223,150
1,636	MagnaChip Semiconductor Corp.*^	16,589
4,333	MaxLinear, Inc., Class A*	96,973
700	MKS Instruments, Inc.	64,596
3,511	Nanometrics, Inc.*	114,529
6,163	Neophotonics Corp.*	37,533
807	NVE Corp.	53,544
4,804	PDF Solutions, Inc.*	62,788
9,112	Photronics, Inc.*	99,139
2,109	Pixelworks, Inc.*	7,803
2,975	Power Integrations, Inc.	269,029
11,907	Rambus, Inc.*	156,279
4,219	Rudolph Technologies, Inc.*	111,213
2,943	Semtech Corp.*	143,059
2,126	Silicon Laboratories, Inc.*	236,730
1,208	SMART Global Holdings, Inc.*	30,780
1,698	Solaredge Technologies, Inc.*	142,157
2,469	Synaptics, Inc.*	98,637
5,213	Ultra Clean Holdings, Inc.*	76,292
6,109	Veeco Instruments, Inc.*	71,353
3,045	Versum Materials, Inc.	161,172
5,605	Xperi Corp.	115,911

		5,314,781

Software (2.5%):
3,492	A10 Networks, Inc.*	24,234
12,450	ACI Worldwide, Inc.*	389,995
994	Agilysys, Inc.*	25,456
2,538	Alarm.com Holding, Inc.*	118,372
966	Altair Engineering, Inc.*	33,443
4,794	American Software, Inc., Class A	72,006
752	Appfolio, Inc.*	71,545
935	Asure Software, Inc.*	6,274
931	Avaya Holdings Corp.*	9,524
2,785	Aware, Inc.*	8,160
2,404	Blackbaud, Inc.	217,177
620	Blackline, Inc.*	29,642
1,622	Bottomline Technologies, Inc.*	63,826
2,350	BSQUARE Corp.*	2,844
900	ChannelAdvisor Corp.*	8,397
3,451	Cision, Ltd.*	26,538
1,698	CommVault Systems, Inc.*	75,918
2,113	Cornerstone OnDemand, Inc.*	115,835

Shares		Fair Value
Common Stocks, continued
Software, continued
3,842	Ebix, Inc.^	$161,748
2,301	Envestnet, Inc.*	130,467
2,049	Evolving Systems, Inc.*	1,884
5,614	Finjan Holdings, Inc.*	11,228
3,423	FireEye, Inc.*	45,663
4,113	GlobalSCAPE, Inc.	47,176
1,375	Globant SA*	125,923
2,398	J2 Global, Inc.	217,786
1,662	LogMeIn, Inc.	117,936
3,650	Manhattan Associates, Inc.*	294,446
562	MicroStrategy, Inc., Class A*	83,384
2,468	Mimecast, Ltd.*	88,034
4,090	Monotype Imaging Holdings, Inc.	81,023
856	New Relic, Inc.*	52,601
5,507	OneSpan, Inc.*	79,852
1,895	Paylocity Holding Corp.*	184,914
6,260	Progress Software Corp.	238,256
1,864	QAD, Inc.	86,080
2,008	Qualys, Inc.*	151,745
1,839	Qumu Corp.*	6,124
7,302	RealNetworks, Inc.*	12,121
769	Sapiens International Corp. NV	15,103
6,367	SeaChange International, Inc.*	18,337
539	Shotspotter, Inc.*	12,413
684	Sps Commerce, Inc.*	32,196
5,449	Synacor, Inc.*	7,465
3,280	Synchronoss Technologies, Inc.*	17,712
5,185	Telaria, Inc.*	35,828
7,906	Telenav, Inc.*	37,791
16,342	TiVo Corp.	124,444
870	Upland Software, Inc.*	30,328
3,726	Verint Systems, Inc.*	159,398
1,895	Zix Corp.*	13,720

		4,022,312

Specialty Retail (4.0%):
7,069	Aaron’s, Inc.	454,255
3,905	Abercrombie & Fitch Co., Class A	60,918
13,115	American Eagle Outfitters, Inc.	212,725
996	America’s Car Mart, Inc.*	91,333
2,646	Asbury Automotive Group, Inc.*	270,765
13,213	Ascena Retail Group, Inc.*	3,490
832	At Home Group, Inc.*^	8,004
4,741	AutoNation, Inc.*	240,369
7,305	Barnes & Noble Education, Inc.*	22,792
7,174	Bed Bath & Beyond, Inc.^	76,331
4,102	Big 5 Sporting Goods Corp.	8,532
3,574	Boot Barn Holdings, Inc.*	124,733
1,732	Build-A-Bear Workshop, Inc.*	5,456
3,926	Caleres, Inc.	91,908
3,499	Cato Corp., Class A	61,617
16,720	Chico’s FAS, Inc.	67,382
2,162	Children’s Place Retail Stores, Inc. (The)	166,452
1,594	Citi Trends, Inc.	29,170
3,051	Conn’s, Inc.*	75,848
7,160	Designer Brands, Inc., Class A	122,579
10,159	Destination XL Group, Inc.*	17,169
5,615	Dick’s Sporting Goods, Inc.	229,148
11,002	Express, Inc.*	37,847
4,493	Floor & Decor Holdings, Inc., Class A*	229,817
2,914	Foot Locker, Inc.	125,768
367	Francesca’s Holdings Corp.*	5,134
5,741	GameStop Corp., Class A^	31,690
2,288	Genesco, Inc.*	91,566

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Specialty Retail, continued
693	Group 1 Automotive, Inc.	$63,971
7,980	Guess, Inc.	147,869
2,764	Haverty Furniture Cos., Inc.	56,026
2,944	Hibbett Sports, Inc.*	67,418
2,388	J. Jill, Inc.^	4,537
1,806	Kirkland’s, Inc.*	2,781
7,319	L Brands, Inc.	143,379
3,348	Lithia Motors, Inc., Class A	443,208
1,529	Lumber Liquidators Holdings, Inc.*	15,091
3,059	MarineMax, Inc.*	47,353
8,315	Michaels Cos., Inc. (The)*	81,404
4,597	Monro Muffler Brake, Inc.	363,209
4,397	Murphy U.S.A., Inc.*	375,064
1,671	National Vision Holdings, Inc.*	40,221
42,056	Office Depot, Inc.	73,808
5,416	Party City Holdco, Inc.*	30,925
5,392	Penske Automotive Group, Inc.	254,934
577	Pier 1 Imports, Inc.*^	5,608
1,537	Rent-A-Center, Inc.	39,639
703	Restoration Hardware, Inc.*	120,093
11,726	RTW Retailwinds, Inc.*	16,065
7,968	Sally Beauty Holdings, Inc.*	118,644
4,149	Signet Jewelers, Ltd.	69,537
4,975	Sleep Number Corp.*	205,567
4,654	Sonic Automotive, Inc., Class A	146,182
2,363	Sportsman’s Warehouse Holdings, Inc.*	12,240
1,752	Tailored Brands, Inc.	7,709
289	Tandy Leather Factory, Inc.*	1,353
6,734	The Buckle, Inc.	138,720
6,893	The Container Store Group, Inc.*	30,467
7,392	The Tile Shop Holdings, Inc.	23,580
2,271	Tilly’s, Inc.	21,438
4,285	Urban Outfitters, Inc.*	120,366
4,282	Vitamin Shoppe, Inc.*	27,919
727	Winmark Corp.	128,236
3,700	Zumiez, Inc.*	117,198

		6,524,557

Technology Hardware, Storage & Peripherals (0.4%):
3,723	3D Systems Corp.*	30,342
1,308	Astro-Med, Inc.	21,150
7,288	Avid Technology, Inc.*	45,113
1,901	CCUR Holdings, Inc.*	6,787
6,091	NCR Corp.*	192,233
7,186	Pure Storage, Inc., Class A*	121,731
2,458	Stratasys, Ltd.*	52,368
5,322	Super Micro Computer, Inc.*	102,182
1,590	TransAct Technologies, Inc.	19,366

		591,272

Textiles, Apparel & Luxury Goods (1.3%):
2,965	Capri Holdings, Ltd.*	98,319
920	Carter’s, Inc.	83,913
8,448	Crocs, Inc.*	234,516
2,291	Culp, Inc.	37,343
3,005	Deckers Outdoor Corp.*	442,818
1,291	Fossil Group, Inc.*	16,150
6,596	G-III Apparel Group, Ltd.*	169,979
816	Lakeland Industries, Inc.*	9,923
2,340	Oxford Industries, Inc.	167,778
1,515	Rocky Brands, Inc.	50,343
11,589	Steven Madden, Ltd.	414,770
957	Unifi, Inc.*	20,977
1,916	Vera Bradley, Inc.*	19,352

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
10,479	Wolverine World Wide, Inc.	$296,137

		2,062,318

Thrifts & Mortgage Finance (2.7%):
8,516	Axos Financial, Inc.*	235,467
2,838	BankFinancial Corp.	33,772
15,845	Capitol Federal Financial, Inc.	218,344
280	Citizens Community Bancorp, Inc.	3,080
4,896	Dime Community Bancshares	104,823
1,537	ESSA Bancorp, Inc.	25,238
3,103	Essent Group, Ltd.	147,920
696	Federal Agricultural Mortgage Corp.	56,835
242	First Capital, Inc.	13,995
1,180	First Defiance Financial Corp.	34,179
6,849	Flagstar Bancorp, Inc.	255,810
659	FS Bancorp, Inc.	34,598
195	Guaranty Federal Bankshares, Inc.	4,729
301	Hingham Institution for Savings	56,889
629	HMN Financial, Inc.*	14,197
973	Home Bancorp, Inc.	37,937
43	Home Federal Bancorp, Inc.	1,404
3,414	HomeStreet, Inc.*	93,270
869	IF Bancorp, Inc.	18,249
865	Impac Mortgage Holdings, Inc.*	6,808
8,131	Kearny Financial Corp.	106,028
390	Kentucky First Federal Bancorp	2,828
955	LendingTree, Inc.*	296,460
940	Malvern Bancorp, Inc.*	20,520
5,312	Meridian Bancorp, Inc.	99,600
3,591	Meta Financial Group, Inc.	117,103
3,964	Mr Cooper Group, Inc.*	42,098
676	MSB Financial Corp.	10,884
3,627	NMI Holdings, Inc., Class A*	95,245
6,978	Northfield Bancorp, Inc.	112,067
10,868	Northwest Bancshares, Inc.	178,127
4,848	Oceanfirst Financial Corp.	114,413
198	Oconee Federal Financial Corp.	4,683
16,927	Ocwen Financial Corp.*	31,823
6,648	Oritani Financial Corp.	117,636
600	PCSB Financial Corp.	11,994
4,022	PennyMac Financial Services, Inc.*	122,188
1,677	Provident Financial Holdings, Inc.	34,798
2,873	Provident Financial Services, Inc.	70,475
1,685	Prudential Bancorp, Inc.	28,662
1,982	Riverview Bancorp, Inc.	14,627
3,025	Security National Financial Corp., Class A*	15,216
671	Severn Bancorp, Inc.	5,381
707	Southern Missouri Bancorp, Inc.	25,756
1,053	Sterling BanCorp, Inc./MI	10,277
1,815	Territorial Bancorp, Inc.	51,873
12,547	TrustCo Bank Corp.	102,258
7,757	United Community Financial Corp.	83,620
6,358	United Financial Bancorp, Inc.	86,660
9,516	Washington Federal, Inc.	351,996
3,389	Waterstone Financial, Inc.	58,223
4,268	Wawlker & Dunlop, Inc.	238,709
3,601	Western New England BanCorp, Inc.	34,318
6,750	WSFS Financial Corp.	297,674
35	WVS Financial Corp.	560

		4,392,324

Tobacco (0.2%):
1,419	Pyxus International, Inc.*^	18,561
491	Turning Point Brands, Inc.	11,322
975	Universal Corp.	53,440

See accompanying notes to the schedules of portfolio investments.

AZL DFA U.S. Small Cap Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Tobacco, continued
19,769	Vector Group, Ltd.^	$235,449

		318,772

Trading Companies & Distributors (1.4%):
311	AeroCentury Corp.*	1,928
2,151	Air Lease Corp.	89,955
3,318	Aircastle, Ltd.	74,423
5,198	Applied Industrial Technologies, Inc.	295,247
8,168	Beacon Roofing Supply, Inc.*	273,873
2,473	BMC Stock Holdings, Inc.*	64,743
1,906	CAI International, Inc.*	41,494
2,504	DXP Enterprises, Inc.*	86,939
1,463	EVI Industries, Inc.	46,699
1,904	GATX Corp.	147,617
120	GMS, Inc.*	3,446
1,239	H&E Equipment Services, Inc.	35,758
1,116	Herc Holdings, Inc.*	51,905
4,781	Huttig Building Products, Inc.*	10,040
3,562	Kaman Corp., Class A	211,797
373	Lawson Products, Inc.*	14,446
4,569	MRC Global, Inc.*	55,422
4,852	NOW, Inc.*	55,652
2,681	Rush Enterprises, Inc., Class A	103,433
2,017	Systemax, Inc.	44,394
7,847	Textainer Group Holdings, Ltd.*	77,764
2,765	Titan Machinery, Inc.*	39,650
577	TransAct Technologies, Inc.*	14,777
5,731	Triton International, Ltd.	193,937
2,679	Univar, Inc.*	55,616
2,676	Veritiv Corp.*	48,382
3,460	WESCO International, Inc.*	165,284

		2,304,621

Transportation Infrastructure (0.1%):
3,917	Macquarie Infrastructure Corp.	154,604

Water Utilities (0.9%):
4,757	American States Water Co.	427,464
995	AquaVenture Holdings, Ltd.*	19,333
1,221	Artesian Resources Corp.	45,177
6,345	California Water Service Group	335,841
1,558	Connecticut Water Service, Inc.	109,153
2,756	Consolidated Water Co., Ltd.	45,446
2,508	Middlesex Water Co.	162,920
669	Pure Cycle Corp.*	6,877
2,763	SJW Corp.	188,685
1,642	York Water Co. (The)	71,690

		1,412,586

Wireless Telecommunication Services (0.4%):
6,783	Boingo Wireless, Inc.*	75,291
7,479	Shenandoah Telecommunications Co.	237,608
2,722	Spok Holdings, Inc.	32,501
9,308	Telephone & Data Systems, Inc.	240,146
1,352	United States Cellular Corp.*	50,808

		636,354

Total Common Stocks (Cost $149,681,047)		163,164,513

Preferred Stocks (0.0%†):
Air Freight & Logistics (0.0%†):
389	Air T Funding, 1.72%, 8/23/19	973

Media (0.0%†):
430	GCI Liberty, Inc., Series A, 6.67%, 9/27/19	11,278

Total Preferred Stocks (Cost $4,038)		12,251

Shares		Fair Value
Rights (0.0%†):
Chemicals (0.0%†):
4,314	Schulman, Inc. CVR, Expires on 12/31/49*(a)	$–

Diversified Financial Services (0.0%†):
6,056	NewStar Financial, Inc. CVR, Expires on 12/31/49*	4,367

Media (0.0%†):
21,894	Media General, Inc. CVR, Expires on 12/31/49*	2,069

Total Rights (Cost $10,055)		6,436

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (1.5%):
$2,507,677	BlackRock Liquidity FedFund, Institutional Class (b)	2,507,677

Total Securities Held as Collateral for Securities on Loan (Cost $2,507,677)		2,507,677

Unaffiliated Investment Companies (0.2%):
Money Markets (0.2%):
331,471	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 1.83%(c)	331,471

Total Unaffiliated Investment Companies (Cost $331,471)		331,471

Total Investment Securities (Cost $152,534,288) - 101.8%		166,022,348
Net other assets (liabilities) - (1.8)%		(2,910,651)

Net Assets - 100.0%		$163,111,697

Percentages indicated are based on net assets as of September 30, 2019.

CVR	- Contingency Valued Rights

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019 was $2,462,617.
(a)	Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2019. The total of all such securities represent 0.00% of the net assets of the fund.
(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2019.
(c)	The rate represents the effective yield at September 30, 2019.
†	Represents less than 0.05%.
Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (3.8%):
$6,930,000	Aebor Realty Collateralized Loan, Class A, Series 2017-FL1, 3.33%(US0001M+130bps), 4/15/27, Callable 11/15/19 @ 100(a)	$6,929,941
2,411,489	American Homes 4 Rent LLC, Class A, Series 2014-SFR3, 3.68%, 12/17/36(a)	2,518,511
58,272	AmeriCredit Automobile Receivables Trust, Class A3, Series 2016-4, 1.53%, 7/8/21, Callable 2/8/21 @ 100	58,263
2,220,000	Benchmark Mortgage Trust, Class A4, Series 2018-B7, 4.51%, 11/15/51	2,584,302
5,824,798	Chesapeake Funding II LLC, Class A1, Series 2018-1A, 3.04%, 4/15/30(a)	5,877,805
2,210,000	Citibank Credit Card Issuance Trust, Class A1, Series 2014-A1, 2.88%, 1/23/23	2,239,266
1,174,000	Citibank Credit Card Issuance Trust, Class A7, Series 18-A7, 3.96%, 10/15/30	1,337,058
4,730,000	Credit Acceptance Auto Loan Trust, Class A, Series 2018-3A, 3.55%, 8/15/27, Callable 10/15/21 @ 100(a)	4,846,636
3,925,000	Ford Credit Auto Owner Trust, Class A3, Series 2019-B, 2.23%, 10/15/23, Callable 12/15/22 @ 100	3,939,131
4,830,000	Ford Credit Floorplan Master Owner Trust, Class A, Series 2019-2, 3.06%, 4/15/26	5,009,279
4,810,000	Ford Credit Floorplan Master Owner Trust A, Class A, Series 2019-4, 2.44%, 9/15/26	4,824,642
3,830,000	GM Financial Consumer Automobile Receivables Trust, Class A3, Series 2019-1, 2.97%, 11/16/23, Callable 4/16/22 @ 100	3,880,157
3,355,471	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4, Series 2017-1, 3.50%, 1/25/47, Callable 4/25/34 @ 100(a)(b)	3,449,088
3,400,000	LoanCore Issuer, Ltd., Class A, Series 2018-CRE1, 3.16%(US0001M+113bps), 5/15/28, Callable 5/15/20 @ 100(a)	3,401,105
461,000	Navient Student Loan Trust, Class A2, Series 18-EA, 4.00%, 12/15/59, Callable 3/15/27 @ 100(a)	492,659

Principal Amount		Fair Value
Asset Backed Securities, continued
$171,107	Navient Student Loan Trust, Class A, Series 2014-CTA, 2.73%(US0001M+70bps), 9/16/24, Callable 6/15/21 @ 100(a)	$171,171
1,000,707	Navient Student Loan Trust, Class A2A, Series 2016-AA, 3.91%, 12/15/45, Callable 9/15/30 @ 100(a)	1,033,600
2,550,000	Navient Student Loan Trust, Class A2B, Series 2019-D, 3.08%(US0001M+105bps), 12/15/59, Callable 3/15/30 @ 100(a)	2,523,111
3,770,000	Nissan Master Owner Trust Receivables, Class A, Series 2019-A, 2.59%(US0001M+56bps), 2/15/24	3,781,570
480,000	PFS Financing Corp., Class A, Series 2016-BA, 1.87%, 10/15/21(a)	479,938
307,655	SMB Private Education Loan Trust, Class A2A, Series 2015-B, 2.98%, 7/15/27, Callable 6/15/27 @ 100(a)	310,246
1,860,648	SMB Private Education Loan Trust, Class A2A, Series 2017-A, 2.88%, 9/15/34(a)	1,889,869
161,134	SMB Private Education Loan Trust, Class A2A, Series 2016-A, 2.70%, 5/15/31(a)(b)	163,358
3,710,000	SMB Private Education Loan Trust, Class A2A, Series 2018-B, 3.60%, 1/15/37(a)	3,833,930
1,453,877	SMB Private Education Loan Trust, Class A2A, Series 2017-B, 2.82%, 10/15/35(a)	1,472,805
872,326	SMB Private Education Loan Trust, Class A2B, Series 2017-B, 2.78%(US0001M+75bps), 10/15/35(a)	872,894
1,522,452	SoFi Professional Loan Program, Class A2, Series 2015-D, 2.72%, 10/27/36, Callable 11/25/23 @ 100(a)	1,536,164
501,312	SoFi Professional Loan Program, Class A2, Series 2015-C, 2.51%, 8/25/33, Callable 11/25/22 @ 100(a)	503,497
1,170,000	SoFi Professional Loan Program, Class A2FX, Series 2019-B, 3.09%, 8/17/48, Callable 5/15/28 @ 100(a)	1,206,678
5,850,000	SoFi Professional Loan Program LLC, Class A2FX, Series 2017-F, 2.84%, 1/25/41, Callable 11/25/26 @ 100(a)	5,928,548

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

2,000,000	World Financial Network Credit Card Master Trust, Class A, Series 2016-C, 1.72%, 8/15/23	1,999,578

Total Asset Backed Securities (Cost $77,687,806)		79,094,800

Collateralized Mortgage Obligations (4.2%):
4,840,000	BBCMS Mortgage Trust, Class A, Series 2018-TALL, 2.75%(US0001M+72bps), 3/15/37(a)	4,827,949
1,847,000	Caesars Palace Las Vegas Trust, Class A, Series 2017-VICI, 3.53%, 10/15/34(a)	1,918,811

Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$1,656,550	Chase Home Lending Mortgage Trust, Class A11, Series 2019-ATR2, 2.92%(US0001M+90bps), 7/25/49(a)	$1,663,075
4,095,000	CIM Trust, Class A11, Series 2019-INV3, 2.99%(US0001M+100bps), 8/25/49, Callable 1/25/32 @ 100(a)	4,088,996
3,030,000	Citigroup Commercial Mortgage Trust, Class A5, Series 2014-GC21, 3.86%, 5/10/47	3,236,828
3,360,000	Cityline Commercial Mortgage Trust, Class A, Series 2016-CLNE, 2.87%, 11/10/31(a)(b)	3,432,744
1,015,000	COMM Mortgage Trust, Class D, Series 2013-WWP, 3.90%, 3/10/31(a)	1,081,107
667,000	Commercial Mortgage Loan Trust, Class A5, Series 2015-CR24, 3.70%, 8/10/48	715,237
3,075,000	Commercial Mortgage Loan Trust, Class A4, Series 2015-CCRE26, 3.63%, 10/10/48	3,290,865
1,279,058	Commercial Mortgage Loan Trust, Class AM, Series 2013-CR7, 3.31%, 3/10/46, Callable 4/6/23 @ 100(a)	1,315,140
3,870,000	Cosmopolitan Hotel Trust, Class A, Series 2017-CSMO, 2.96%(US0001M+93bps), 11/15/36(a)	3,865,356
2,152,000	CSAIL Commercial Mortgage Trust, Class A5, Series 2019-C17, 3.02%, 9/15/52	2,259,449
2,760,000	CSAIL Commercial Mortgage Trust, Class A5, Series 2018-CX11, 4.03%, 4/15/51(b)	3,066,553
1,580,000	CSAIL Commercial Mortgage Trust, Class A4, Series 2019-C15, 4.05%, 3/15/52	1,774,356
3,185,000	Federal Home Loan Mortgage Corporation, Class A2, Series K076, 3.90%, 4/25/28	3,592,776
1,300,000	Federal Home Loan Mortgage Corporation, Class A2, Series K078, 3.85%, 6/25/28	1,464,892

1,400,228	FRESB Multifamily Mortgage Pass Through, Class A10H, Series 2019-SB60, 3.50%(US0001M+350bps), 1/25/39, Callable 12/1/28 @ 100	1,486,846
1,525,000	IMT Trust, Class BFX, Series 2017-APTS, 3.61%, 6/15/34(a)(b)	1,582,920
1,650,000	InTown Hotel Portfolio Trust, Class A, Series 2018-STAY, 2.73%(US0001M+70bps), 1/15/33(a)	1,647,459
236,591	JPMorgan Chase Commercial Mortgage Securities Corp., Class A, Series 2012-WLDN, 3.91%, 5/5/30(a)	243,753
Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$4,938,947	JPMorgan Chase Commercial Mortgage Securities Corp., Class A4FX, Series 2012-CBX, 3.48%, 6/15/45(a)	$5,045,876
2,493,790	JPMorgan Mortgage Trust, Class A6, Series 2017-2, 3.00%, 5/25/47, Callable 5/25/30 @ 100(a)(b)	2,544,824
2,616,464	JPMorgan Mortgage Trust, Class A6, Series 2017-4, 3.00%, 11/25/48, Callable 12/25/27 @ 100(a)(b)	2,657,518
3,270,000	JPMorgan Mortgage Trust, Class A11, Series 2019-INV2, 2.94%(US0001M+90bps), 2/25/50(a)	3,263,268
1,390,850	JPMorgan Mortgage Trust, Class A11, Series 2019-7, 2.92%(US0001M+90bps), 2/25/50(a)	1,388,158
2,904,000	KNDL Mortgage Trust, Class A, Series 2019-KNSQ, 2.83%(US0001M+80bps), 5/15/36(a)	2,902,838
440,011	Latitude Management Real Estate Capital, Class A, Series 2016-CRE2, 3.74%(US0001M+170bps), 11/24/31(a)	442,048
1,300,000	Morgan Stanley Bank of America Merrill Lynch Trust, Class A3, Series 2015-C24, 3.48%, 5/15/48	1,379,742
1,540,000	Morgan Stanley Capital I Trust, Class A4, Series 2016-BNK2, 3.05%, 11/15/49	1,609,808
1,740,000	Morgan Stanley Capital I Trust, Class A, Series 2014-MP, 3.47%, 8/11/33(a)	1,779,950
864,757	Morgan Stanley Capital I Trust, Class A4, Series 2019-H6, 3.42%, 6/15/52	935,849
4,052,614	One Lincoln Street Commercial Mortgage, Class A1, Series 2004-C3, 5.72%, 10/15/30(a)(b)	4,455,889

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

1,514,020	Seasoned Credit Risk Transfer Trust, Class MA, Series 2018-2, 3.50%, 11/25/57, Callable 4/25/38 @ 100	1,556,770
2,925,703	Seasoned Credit Risk Transfer Trust, Class MA, Series 2019-2, 3.50%, 8/25/58	3,047,644
125,000	SG Commercial Mortgage Securities Trust, Class A4, Series 2016-C5, 3.06%, 10/10/48	129,865
222,381	SMB Private Education Loan Trust, Class A2A, Series 2016-B, 2.43%, 2/17/32(a)(b)	223,231
93,114	SoFi Professional Loan Program, Class A2B, Series 2016-D, 2.34%, 4/25/33, Callable 9/25/25 @ 100(a)	93,142
388,839	Tharaldson Hotel Portfolio Trust, Class A, Series 2018-THL, 2.79%(US0001M+75bps), 11/11/34(a)	387,866
Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$1,460,000	VNO Mortgage Trust, Class A, Series 2013-PENN, 3.81%, 12/13/29(a)	$1,479,710
1,250,000	Wells Fargo Commercial Mortgage Trust, Class AS, Series 2015-NXS1, 3.41%, 5/15/48	1,306,425
975,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-C28, 3.54%, 5/15/48	1,038,092
1,635,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2015-NXS4, 3.72%, 12/15/48	1,763,233
10,296,336	Wells Fargo Commercial Mortgage Trust, Class XA, Series 2016-LC25, 1.15%, 12/15/59(b)	500,608
940,000	Wells Fargo Commercial Mortgage Trust, Class A4, Series 2018-C46, 4.15%, 8/15/51	1,058,553

Total Collateralized Mortgage Obligations (Cost $86,468,767)		87,546,019

Corporate Bonds (25.1%):
Aerospace & Defense (1.7%):
1,145,000	BAE Systems Holdings, Inc., 2.85%, 12/15/20, Callable 11/15/20 @ 100(a)	1,149,526
715,000	BAE Systems Holdings, Inc., 3.80%, 10/7/24(a)	751,230
205,000	BAE Systems Holdings, Inc., 3.85%, 12/15/25, Callable 9/15/25 @ 100(a)	215,437
189,000	Boeing Co. (The), 3.25%, 2/1/35, Callable 11/1/34 @ 100	195,919

124,000	Boeing Co. (The), 3.38%, 6/15/46, Callable 12/15/45 @ 100	124,554
140,000	Boeing Co. (The), 3.65%, 3/1/47, Callable 9/1/46 @ 100	147,915
356,000	Boeing Co. (The), 3.85%, 11/1/48, Callable 5/1/48 @ 100	388,658
155,000	Boeing Co. (The), 3.83%, 3/1/59, Callable 9/1/58 @ 100	165,680
445,000	General Dynamics Corp., 3.75%, 5/15/28, Callable 2/15/28 @ 100	494,772
135,000	Harris Corp., 2.70%, 4/27/20, Callable 3/27/20 @ 100	135,290
280,000	Harris Corp., 3.83%, 4/27/25, Callable 1/27/25 @ 100	298,347
2,091,000	Harris Corp., 4.40%, 6/15/28, Callable 3/15/28 @ 100	2,344,707
290,000	Harris Corp., 5.05%, 4/27/45, Callable 10/27/44 @ 100	364,531
1,057,000	Huntington Ingalls Industries, Inc., 5.00%, 11/15/25, Callable 11/15/20 @ 102.5(a)	1,104,565
1,247,000	Huntington Ingalls Industries, Inc., 3.48%, 12/1/27, Callable 9/1/27 @ 100	1,303,115
2,050,000	L3Harris Technologies, Inc., 3.85%, 6/15/23, Callable 5/15/23 @ 100(a)	2,157,760
290,000	L3Harris Technologies, Inc., 3.95%, 5/28/24, Callable 2/28/24 @ 100(a)	308,741
1,725,000	L3Harris Technologies, Inc., 3.85%, 12/15/26, Callable 9/15/26 @ 100(a)	1,850,732
20,000	L3Harris Technologies, Inc., 4.40%, 6/15/28, Callable 3/15/28 @ 100(a)	22,435
Principal Amount		Fair Value
Corporate Bonds, continued
Aerospace & Defense, continued
$2,309,000	Lockheed Martin Corp., 2.90%, 3/1/25, Callable 12/1/24 @ 100	$2,396,608
153,000	Lockheed Martin Corp., 3.60%, 3/1/35, Callable 9/1/34 @ 100	165,598
84,000	Lockheed Martin Corp., 4.50%, 5/15/36, Callable 11/15/35 @ 100	99,894
558,000	Lockheed Martin Corp., 4.07%, 12/15/42	641,023
398,000	Northrop Grumman Corp., 2.08%, 10/15/20	397,991
30,000	Northrop Grumman Corp., 2.55%, 10/15/22, Callable 9/15/22 @ 100	30,361
3,822,000	Northrop Grumman Corp., 2.93%, 1/15/25, Callable 11/15/24 @ 100	3,933,814
1,514,000	Northrop Grumman Corp., 3.25%, 1/15/28, Callable 10/15/27 @ 100	1,586,879
280,000	Raytheon Co., 7.20%, 8/15/27	373,297
115,000	Raytheon Co., 7.00%, 11/1/28	151,651
340,000	Raytheon Co., 4.20%, 12/15/44, Callable 6/15/44 @ 100	403,886

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

895,000	Rockwell Collins, Inc., 2.80%, 3/15/22, Callable 2/15/22 @ 100	908,655
280,000	Rockwell Collins, Inc., 3.20%, 3/15/24, Callable 1/15/24 @ 100	290,682
1,456,000	Spirit AeroSystems, Inc., 3.95%, 6/15/23, Callable 5/15/23 @ 100	1,506,081
8,000	Spirit AeroSystems, Inc., 3.85%, 6/15/26, Callable 3/15/26 @ 100	8,218
80,000	Textron, Inc., 3.65%, 3/15/27, Callable 12/15/26 @ 100	83,745
832,000	Textron, Inc., 3.90%, 9/17/29, Callable 6/17/29 @ 100	892,029
95,000	United Technolgies Group, 5.70%, 4/15/40	126,590
3,627,000	United Technologies Corp., 3.35%, 8/16/21	3,707,596
965,000	United Technologies Corp., 1.95%, 11/1/21, Callable 10/1/21 @ 100	963,136
620,000	United Technologies Corp., 1.13%, 12/15/21, Callable 9/15/21 @ 100	691,459
685,000	United Technologies Corp., 1.25%, 5/22/23, Callable 2/22/23 @ 100	776,216
168,000	United Technologies Corp., 6.13%, 7/15/38	232,587
566,000	United Technologies Corp., 4.50%, 6/1/42	675,069
22,000	United Technologies Corp., 4.15%, 5/15/45, Callable 11/16/44 @ 100	25,307
17,000	United Technologies Corp., 3.75%, 11/1/46, Callable 5/1/46 @ 100	18,546
89,000	United Technologies Corp., 4.05%, 5/4/47, Callable 11/4/46 @ 100	102,253

		34,713,085

Air Freight & Logistics (0.1%):
326,000	FedEx Corp., 3.88%, 8/1/42	313,828
528,000	FedEx Corp., 4.55%, 4/1/46, Callable 10/1/45 @ 100	551,679
6,000	United Parcel Service, Inc., 2.35%, 5/16/22, Callable 4/16/22 @ 100	6,067
87,000	United Parcel Service, Inc., 2.50%, 4/1/23, Callable 3/1/23 @ 100	88,166
695,000	United Parcel Service, Inc., 0.38%, 11/15/23, Callable 8/15/23 @ 100	768,334
561,000	United Parcel Service, Inc., 3.40%, 3/15/29, Callable 12/15/28 @ 100	598,662
Principal Amount		Fair Value
Corporate Bonds, continued
Air Freight & Logistics, continued
$579,000	United Parcel Service, Inc., 2.50%, 9/1/29, Callable 6/1/29 @ 100	$574,842
40,000	United Parcel Service, Inc., 3.40%, 9/1/49, Callable 3/1/49 @ 100	40,071

		2,941,649

Airlines (0.5%):
9,715	American Airlines Pass Through Trust, Class B, Series 2014-1, 4.38%, 10/1/22	9,946
1,053,766	American Airlines Pass Through Trust, Class B, Series 2015-2, 4.40%, 3/22/25	1,088,183
317,002	American Airlines Pass Through Trust, Class B, Series 2016-1, 5.25%, 7/15/25	334,944
96,801	American Airlines Pass Through Trust, Class B, Series 2017-1, 4.95%, 8/15/26	101,838
11,277	American Airlines Pass Through Trust, Class B, Series 2016-3, 3.75%, 4/15/27	11,446
224,723	American Airlines Pass Through Trust, Class B, Series 2017-2, 3.70%, 4/15/27	224,178
553,098	American Airlines Pass Through Trust, Class AA, Series 2015-2, 3.60%, 3/22/29	579,598
795,000	American Airlines Pass Through Trust, Class B, Series 2019-1, 3.85%, 8/15/29	803,006
237,667	American Airlines Pass Through Trust, Class AA, Series 2016-2, 3.20%, 12/15/29	244,331
478,089	American Airlines Pass Through Trust, Class AA, Series 2016-3, 3.00%, 4/15/30	485,597
190,146	American Airlines Pass Through Trust, Class AA, Series 2017-1, 3.65%, 8/15/30	201,770
342,408	American Airlines Pass Through Trust, Class AA, Series 2017-2, 3.35%, 4/15/31	352,944
735,000	American Airlines Pass Through Trust, Series 2019-1, 3.15%, 8/15/33	753,720
1,606,000	British Air 19-1 A PTT, 3.35%, 12/15/30(a)	1,622,060
1,075,000	British Airways Pass Through Trust, Series 2019-1, 3.30%, 6/15/34(a)	1,101,875
505,000	Delta Airlines Pass Through Trust, Class AA, Series AA, 3.20%, 10/25/25	526,612
71,000	Delta Airlines, Inc., 3.63%, 3/15/22, Callable 2/15/22 @ 100	72,995
396,000	Southwest Airlines Co., 2.75%, 11/16/22, Callable 10/16/22 @ 100	399,865
12,693	United Airlines Pass Through Trust, Class B, Series 2014-1, 4.75%, 10/11/23	13,066

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

63,289	United Airlines Pass Through Trust, Class B, Series 2014-2, 4.63%, 3/3/24	65,302
8,715	United Airlines Pass Through Trust, Class B, Series 2016-2, 3.65%, 4/7/27	8,812
Principal Amount		Fair Value
Corporate Bonds, continued
Airlines, continued
$61,007	United Airlines Pass Through Trust, Class B, Series 2016-1, 3.65%, 7/7/27	$61,727
339,968	United Airlines Pass Through Trust, Class B, Series 2018-1, 4.60%, 9/1/27	352,815
12,824	United Airlines Pass Through Trust, Class AA, Series 2015-1, 3.45%, 6/1/29	13,363
348,000	United Airlines Pass Through Trust, Series 2019-2, 3.50%, 11/1/29	347,711
51,879	United Airlines Pass Through Trust, Class AA, Series AA, 3.10%, 1/7/30	53,048
207,159	United Airlines Pass Through Trust, Class AA, Series AA, 2.88%, 4/7/30	209,274
239,452	United Airlines Pass Through Trust, Class AA, Series 2018-1, 3.50%, 9/1/31	250,672
420,000	United Airlines Pass Through Trust, Class AA, Series AA, 4.15%, 2/25/33	458,873
505,000	United Airlines Pass Through Trust, Series 2019-2, 2.70%, 11/1/33	506,106
20,950	US Airways Pass Through Trust, Class B, Series 2012-2, 6.75%, 12/3/22	22,028
67,093	US Airways Pass Through Trust, Class B, Series 2013-1, 5.38%, 5/15/23	69,904

		11,347,609

Auto Components (0.0%†):
55,000	Aptiv plc, 5.40%, 3/15/49, Callable 9/15/48 @ 100	62,622
45,000	Lear Corp., 5.25%, 5/15/49, Callable 11/15/48 @ 100	46,221

		108,843

Automobiles (0.3%):
2,575,000	Daimler Finance North America LLC, 2.70%, 8/3/20(a)	2,583,701
335,000	Daimler Finance North America LLC, 3.75%, 11/5/21(a)	343,798
29,000	General Motors Co., 4.00%, 4/1/25	29,734
1,400,000	Nissan Motor Acceptance Corp., 3.15%, 3/15/21(a)	1,414,370
1,390,000	Volkswagen Group of America Finance LLC, 2.40%, 5/22/20(a)	1,390,546
780,000	Volkswagen Group of America Finance LLC, 2.50%, 9/24/21(a)	782,030

650,000	Volkswagen Group of America Finance LLC, 2.70%, 9/26/22(a)	652,821

		7,197,000

Banks (3.9%):
7,430,000	Bank of America Corp., Series G, 2.37%(US0003M+66bps), 7/21/21, Callable 7/21/20 @ 100	7,442,318
47,000	Bank of America Corp., 2.88%(US0003M+102bps), 4/24/23, Callable 4/24/22 @ 100	47,642
12,000	Bank of America Corp., 3.00%(US0003M+79bps), 12/20/23, Callable 12/20/22 @ 100	12,253
4,758,000	Bank of America Corp., 3.55%(US0003M+78bps), 3/5/24, Callable 3/5/23 @ 100	4,940,869
Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$15,000	Bank of America Corp., 4.00%, 4/1/24	$16,077
391,000	Bank of America Corp., 3.86%(US0003M+94bps), 7/23/24, Callable 7/23/23 @ 100	411,132
466,000	Bank of America Corp., 4.20%, 8/26/24	499,713
3,301,000	Bank of America Corp., 3.46%(US0003M+97bps), 3/15/25, Callable 3/15/24 @ 100, MTN	3,442,494
108,000	Bank of America Corp., Series L, 3.95%, 4/21/25	114,424
211,000	Bank of America Corp., 3.37%(US0003M+81bps), 1/23/26, Callable 1/23/25 @ 100	220,076
1,326,000	Bank of America Corp., Series G, 4.45%, 3/3/26	1,444,550
605,000	Bank of America Corp., Series G, 3.50%, 4/19/26	641,249
204,000	Bank of America Corp., 4.25%, 10/22/26	220,625
845,000	Bank of America Corp., 3.56%(US0003M+106bps), 4/23/27, Callable 4/23/26 @ 100, MTN	890,772
3,299,000	Bank of America Corp., 3.82%(US0003M+158bps), 1/20/28, Callable 1/20/27 @ 100, MTN	3,555,514
2,604,000	Bank of America Corp., 3.70%(US0003M+151bps), 4/24/28, Callable 4/24/27 @ 100	2,771,370
467,000	Bank of America Corp., Series G, 3.59%(US0003M+137bps), 7/21/28, Callable 7/21/27 @ 100	491,531
868,000	Bank of America Corp., 3.42%(US0003M+104bps), 12/20/28, Callable 12/20/27 @ 100	906,204

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

752,000	Bank of America Corp., 3.97%, 3/5/29, Callable 3/5/28 @ 100, MTN	814,578
143,000	Bank of America Corp., 4.27%(US0003M+131bps), 7/23/29, Callable 7/23/28 @ 100	158,882
430,000	Bank of America Corp., 3.97%, 2/7/30, Callable 2/7/29 @ 100, MTN	471,505
268,000	Bank of America Corp., 3.19%, 7/23/30, Callable 7/23/29 @ 100, MTN	275,793
20,000	Bank of America Corp., 4.24%(US0003M+181bps), 4/24/38, Callable 4/24/37 @ 100	22,904
7,000	Bank of America Corp., 4.75%, 4/21/45	8,438
685,000	Bank of America Corp., 5.88%, 12/31/99, Callable 3/15/28 @ 100	739,800
1,100,000	Citibank NA, Series B, 2.10%, 6/12/20, Callable 5/12/20 @ 100	1,100,497
1,030,000	Citigroup, Inc., 2.65%, 10/26/20	1,036,158
4,000	Citigroup, Inc., 2.75%, 4/25/22, Callable 3/25/22 @ 100	4,058
265,000	Citigroup, Inc., 2.88%(US0003M+95bps), 7/24/23, Callable 7/24/22 @ 100	267,938
Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$619,000	Citigroup, Inc., 4.40%, 6/10/25	$666,416
10,000	Citigroup, Inc., 5.50%, 9/13/25	11,347
40,000	Citigroup, Inc., 4.45%, 9/29/27	43,626
308,000	Citigroup, Inc., 3.89%(US0003M+156bps), 1/10/28, Callable 1/10/27 @ 100	329,777
195,000	Citigroup, Inc., 3.52%(US0003M), 10/27/28, Callable 10/27/27 @ 100	204,128
965,000	Citizens Bank NA, 2.20%, 5/26/20, Callable 4/26/20 @ 100	964,994
250,000	Citizens Bank NA, 2.55%, 5/13/21, Callable 4/13/21 @ 100	251,405
38,000	Citizens Financial Group, Inc., 2.38%, 7/28/21, Callable 6/28/21 @ 100	38,099
435,000	HSBC USA, Inc., 5.00%, 9/27/20	446,939
470,000	Huntington National Bank (The), 2.40%, 4/1/20, Callable 3/1/20 @ 100	470,777
20,000	JPMorgan Chase & Co., 4.63%, 5/10/21	20,786
861,000	JPMorgan Chase & Co., 2.30%, 8/15/21, Callable 8/15/20 @ 100	862,589

366,000	JPMorgan Chase & Co., 3.51%(US0003M+61bps), 6/18/22, Callable 6/18/21 @ 100	373,970
711,000	JPMorgan Chase & Co., 3.20%, 1/25/23	733,755
3,933,000	JPMorgan Chase & Co., 2.78%(US0003M+94bps), 4/25/23, Callable 4/25/22 @ 100	3,980,251
3,354,000	JPMorgan Chase & Co., 3.56%(US0003M+73bps), 4/23/24, Callable 4/23/23 @ 100	3,495,821
108,000	JPMorgan Chase & Co., 3.13%, 1/23/25, Callable 10/23/24 @ 100	111,765
175,000	JPMorgan Chase & Co., 2.30%(SOFR+116bps), 10/15/25, Callable 10/15/24 @ 100	174,125
110,000	JPMorgan Chase & Co., 3.20%, 6/15/26, Callable 3/15/26 @ 100	114,197
4,534,000	JPMorgan Chase & Co., 3.78%(US0003M+134bps), 2/1/28, Callable 2/1/27 @ 100	4,848,732
3,697,000	JPMorgan Chase & Co., 3.54%(US0003M+138bps), 5/1/28, Callable 5/1/27 @ 100	3,894,867
1,120,000	JPMorgan Chase & Co., 3.51%(US0003M+95bps), 1/23/29, Callable 1/23/28 @ 100	1,180,582
10,000	JPMorgan Chase & Co., 4.00%, 4/23/29, Callable 4/23/28 @ 100	10,919
396,000	JPMorgan Chase & Co., 4.20%(US0003M+126bps), 7/23/29, Callable 7/23/28 @ 100	438,460
1,582,000	JPMorgan Chase & Co., 3.70%, 5/6/30, Callable 5/6/29 @ 100	1,693,050
1,960,000	JPMorgan Chase & Co., 2.74%(SOFR+151bps), 10/15/30, Callable 10/15/29 @ 100	1,942,850
250,000	KeyBank NA, Series B, 3.35%, 6/15/21	254,999
500,000	KeyBank NA, Series B, 2.40%, 6/9/22	503,024
200,000	KeyCorp, 2.90%, 9/15/20, MTN	201,407
Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$6,000	SunTrust Bank, 3.53%, 10/26/21, Callable 10/26/20 @ 100	$6,092
376,000	Synovus Financial Corp., 3.13%, 11/1/22, Callable 10/1/22 @ 100	379,253
512,000	US Bancorp, 2.40%, 7/30/24, Callable 6/28/24 @ 100	517,685
140,000	US Bancorp, 3.00%, 7/30/29, Callable 4/30/29 @ 100	144,293
225,000	US BanCorp, 3.10%, 4/27/26, Callable 3/27/26 @ 100	233,411

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

1,695,000	Wells Fargo & Co., 1.13%, 10/29/21, MTN(a)	1,893,501
6,000	Wells Fargo & Co., 3.50%, 3/8/22	6,189
586,000	Wells Fargo & Co., 2.63%, 7/22/22, MTN	592,097
2,285,000	Wells Fargo & Co., 3.75%, 1/24/24, Callable 12/24/23 @ 100, MTN	2,412,245
8,000	Wells Fargo & Co., 3.30%, 9/9/24	8,348
335,000	Wells Fargo & Co., 3.00%, 2/19/25	343,800
122,000	Wells Fargo & Co., 3.55%, 9/29/25, MTN	128,989
2,421,000	Wells Fargo & Co., 3.00%, 4/22/26	2,481,762
224,000	Wells Fargo & Co., 4.10%, 6/3/26	240,607
1,534,000	Wells Fargo & Co., 3.00%, 10/23/26	1,571,288
268,000	Wells Fargo & Co., 3.20%(US0003M+117bps), 6/17/27, Callable 6/17/26 @ 100, MTN	276,920
127,000	Wells Fargo & Co., Series G, 4.30%, 7/22/27	139,157
2,325,000	Wells Fargo & Co., 3.58%(US0003M+131bps), 5/22/28, Callable 5/22/27 @ 100, MTN	2,464,637
288,000	Wells Fargo & Co., 4.15%, 1/24/29, Callable 10/24/28 @ 100, MTN	319,842
15,000	Wells Fargo & Co., 4.65%, 11/4/44	17,299
3,430,000	Wells Fargo Bank NA, 2.60%, 1/15/21	3,455,241
280,000	Wells Fargo Bank NA, 3.63%, 10/22/21, Callable 9/21/21 @ 100	288,023
330,000	Zions Bancorp NA, 3.50%, 8/27/21	336,833

		79,490,533

Beverages (0.6%):
4,311,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	4,981,925
831,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46, Callable 8/1/45 @ 100	987,180
47,000	Anheuser-Busch InBev NV, 4.90%, 2/1/46, Callable 8/1/45 @ 100	56,160
440,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 1/23/29, Callable 10/23/28 @ 100	511,122
31,000	Coca-Cola Co. (The), 2.20%, 5/25/22	31,231
1,710,000	Coca-Cola Co. (The), 1.13%, 9/22/22	1,935,416
610,000	Coca-Cola Co. (The), 0.75%, 3/9/23, Callable 12/9/22 @ 100	682,534
169,000	Coca-Cola Co. (The), 2.88%, 10/27/25	176,753

Principal Amount		Fair Value
Corporate Bonds, continued
Beverages, continued
$150,000	Coca-Cola Co. (The), 2.25%, 9/1/26	$150,656
20,000	Keurig Dr Pepper, Inc., 3.55%, 5/25/21	20,427
280,000	Molson Coors Brewing Co., 2.10%, 7/15/21, Callable 6/15/21 @ 100	279,090
1,256,000	PepsiCo, Inc., 3.50%, 7/17/25, Callable 4/17/25 @ 100	1,349,247
950,000	PepsiCo, Inc., 2.38%, 10/6/26, Callable 7/6/26 @ 100	960,652
179,000	PepsiCo, Inc., 3.00%, 10/15/27, Callable 7/15/27 @ 100	188,772
10,000	PepsiCo, Inc., 2.63%, 7/29/29, Callable 4/29/29 @ 100^	10,222
205,000	PepsiCo, Inc., 3.45%, 10/6/46, Callable 4/6/46 @ 100	219,920
75,000	PepsiCo, Inc., 4.00%, 5/2/47, Callable 11/2/46 @ 100	87,482

		12,628,789

Biotechnology (0.3%):
36,000	Abbvie, Inc., 3.20%, 11/6/22, Callable 9/6/22 @ 100	36,943
247,000	AbbVie, Inc., 3.38%, 11/14/21	252,462
440,000	AbbVie, Inc., 3.60%, 5/14/25, Callable 2/14/25 @ 100	457,046
1,743,000	AbbVie, Inc., 4.50%, 5/14/35, Callable 11/14/34 @ 100	1,879,971
187,000	Amgen, Inc., 3.88%, 11/15/21, Callable 8/15/21 @ 100	193,020
49,000	Amgen, Inc., 2.25%, 8/19/23, Callable 6/19/23 @ 100	49,193
286,000	Amgen, Inc., 4.95%, 10/1/41	339,717
94,000	Amgen, Inc., 5.65%, 6/15/42, Callable 12/15/41 @ 100	119,915
377,000	Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	425,215
348,000	Amgen, Inc., 4.56%, 6/15/48, Callable 12/15/47 @ 100	399,798
19,000	Amgen, Inc., 4.66%, 6/15/51, Callable 12/15/50 @ 100	22,051
90,000	Celgene Corp., 3.95%, 10/15/20	91,551
420,000	Celgene Corp., 3.25%, 8/15/22	432,345
25,000	Celgene Corp., 3.55%, 8/15/22	25,968
512,000	Celgene Corp., 3.88%, 8/15/25, Callable 5/15/25 @ 100	550,870
220,000	Celgene Corp., 3.90%, 2/20/28, Callable 11/20/27 @ 100	239,547
365,000	Gilead Sciences, Inc., 3.65%, 3/1/26, Callable 12/1/25 @ 100	390,297
40,000	Gilead Sciences, Inc., 4.60%, 9/1/35, Callable 3/1/35 @ 100	47,312
711,000	Gilead Sciences, Inc., 4.80%, 4/1/44, Callable 10/1/43 @ 100	845,740

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

150,000	Gilead Sciences, Inc., 4.50%, 2/1/45, Callable 8/1/44 @ 100	171,500
81,000	Gilead Sciences, Inc., 4.75%, 3/1/46, Callable 9/1/45 @ 100	96,652

		7,067,113

Building Products (0.0%†):
36,000	Owens Corning, 4.30%, 7/15/47, Callable 1/15/47 @ 100	32,397

Capital Markets (1.2%):
1,710,000	Ares Capital Corp., 4.25%, 3/1/25, Callable 1/1/25 @ 100	1,757,612
Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$485,000	Bank of New York Mellon Corp. (The), 2.80%, 5/4/26, Callable 2/4/26 @ 100	$497,905
658,000	Bank of New York Mellon Corp. (The), 3.44%(US0003M+107bps), 2/7/28, Callable 2/7/27 @ 100, MTN	697,373
805,000	Bank of New York Mellon Corp. (The), 4.62%(US0003M+313bps), 12/29/49, Callable 9/20/26 @ 100	821,100
265,000	Charles Schwab Corp. (The), 3.20%, 1/25/28, Callable 10/25/27 @ 100	277,572
1,435,000	Charles Schwab Corp. (The), Series E, 4.62%(US0003M+332bps), 12/29/49, Callable 3/1/22 @ 100	1,463,700
83,000	CME Group, Inc., 3.75%, 6/15/28, Callable 3/15/28 @ 100	92,659
8,000	Goldman Sachs Group, Inc., 5.25%, 7/27/21	8,432
30,000	Goldman Sachs Group, Inc., 5.75%, 1/24/22	32,205
1,700,000	Goldman Sachs Group, Inc., 3.00%, 4/26/22, Callable 4/26/21 @ 100	1,718,564
355,000	Goldman Sachs Group, Inc., 3.04%(US0003M+78bps), 10/31/22, Callable 10/31/21 @ 100	356,040
19,000	Goldman Sachs Group, Inc., 3.63%, 1/22/23	19,773
13,000	Goldman Sachs Group, Inc., 2.91%(US0003M+105bps), 6/5/23, Callable 6/5/22 @ 100	13,166
82,000	Goldman Sachs Group, Inc., 2.90%(US0003M+99bps), 7/24/23, Callable 7/24/22 @ 100	83,151
20,000	Goldman Sachs Group, Inc., 4.00%, 3/3/24	21,310
961,000	Goldman Sachs Group, Inc., 3.50%, 1/23/25, Callable 10/23/24 @ 100	1,002,059
23,000	Goldman Sachs Group, Inc., 3.75%, 5/22/25, Callable 2/22/25 @ 100	24,314

476,000	Goldman Sachs Group, Inc., 3.75%, 2/25/26, Callable 11/25/25 @ 100	502,884
425,000	Goldman Sachs Group, Inc., 3.33%(US0003M+117bps), 5/15/26, Callable 5/15/25 @ 100	426,308
2,585,000	Goldman Sachs Group, Inc., 3.50%, 11/16/26, Callable 11/16/25 @ 100	2,686,371
609,000	Goldman Sachs Group, Inc., 3.85%, 1/26/27, Callable 1/26/26 @ 100	645,921
494,000	Goldman Sachs Group, Inc., 3.69%(US0003M+151bps), 6/5/28, Callable 6/5/27 @ 100	517,756
375,000	Goldman Sachs Group, Inc., 3.81%, 4/23/29, Callable 4/23/28 @ 100	398,021
Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets, continued
$35,000	Intercontinental Exchange, Inc., 3.75%, 9/21/28, Callable 6/21/28 @ 100	$38,341
720,000	Intercontinental Exchange, Inc., 4.25%, 9/21/48, Callable 3/21/48 @ 100	854,767
305,000	Moody’s Corp., 4.25%, 2/1/29, Callable 11/1/28 @ 100	342,196
200,000	Morgan Stanley, 2.63%, 11/17/21	201,809
4,000	Morgan Stanley, 3.13%, 1/23/23	4,100
521,000	Morgan Stanley, 3.75%, 2/25/23	544,269
1,142,000	Morgan Stanley, Series G, 3.70%, 10/23/24, MTN	1,207,990
3,891,000	Morgan Stanley, 3.63%, 1/20/27	4,110,500
200,000	Morgan Stanley, 3.59%(US0003M+134bps), 7/22/28, Callable 7/22/27 @ 100	210,972
732,000	Morgan Stanley, 3.77%(US0003M+114bps), 1/24/29, Callable 1/24/28 @ 100	780,849
666,000	State Street Corp., Series F, 5.25%(US0003M+360bps), 12/31/49, Callable 9/15/20 @ 100	677,655
1,510,000	State Street Corp., Series H, 5.62%(US0003M+254bps), 12/31/99, Callable 12/15/23 @ 100	1,581,725

		24,619,369

Chemicals (0.4%):
70,000	Dow Chemical Co. (The), 3.00%, 11/15/22, Callable 8/15/22 @ 100	71,466
226,000	Dow Chemical Co. (The), 4.55%, 11/30/25, Callable 9/30/25 @ 100(a)	247,415
1,605,000	Dow Chemical Co. (The), 3.63%, 5/15/26, Callable 3/15/26 @ 100(a)	1,672,094

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

678,000	Dow Chemical Co. (The), 4.38%, 11/15/42, Callable 5/15/42 @ 100	701,085
102,000	Dow Chemical Co. (The), 4.63%, 10/1/44, Callable 4/1/44 @ 100	109,730
1,770,000	DowDuPont, Inc., 4.49%, 11/15/25, Callable 9/15/25 @ 100	1,953,580
1,035,000	DowDuPont, Inc., 5.42%, 11/15/48, Callable 5/15/48 @ 100	1,303,270
130,000	Eastman Chemical Co., 2.70%, 1/15/20, Callable 12/15/19 @ 100	130,079
265,000	Eastman Chemical Co., 3.50%, 12/1/21	270,541
340,000	Eastman Chemical Co., 3.80%, 3/15/25, Callable 12/15/24 @ 100	356,204
62,000	Ecolab, Inc., 4.35%, 12/8/21	64,980
80,000	Ecolab, Inc., 4.35%, 12/8/21	83,846
160,000	Ecolab, Inc., 2.38%, 8/10/22, Callable 7/10/22 @ 100	161,390
2,000	Ecolab, Inc., 2.70%, 11/1/26, Callable 8/1/26 @ 100	2,049
1,375,000	International Flavors & Fragrances, Inc., 0.50%, 9/25/21, Callable 8/25/21 @ 100	1,512,620
220,000	RPM International, Inc., 3.75%, 3/15/27, Callable 12/15/26 @ 100	227,984
205,000	Sherwin-Williams Co. (The), 4.00%, 12/15/42, Callable 6/15/42 @ 100	213,012
45,000	Sherwin-Williams Co. (The), 4.55%, 8/1/45, Callable 2/1/45 @ 100	49,960
Principal Amount		Fair Value
Corporate Bonds, continued
Chemicals, continued
$21,000	Sherwin-Williams Co. (The), 4.50%, 6/1/47, Callable 12/1/46 @ 100	$23,537
100,000	Sherwin-Williams Co. (The), 3.80%, 8/15/49, Callable 2/15/49 @ 100	101,177

		9,256,019

Commercial Services & Supplies (0.2%):
32,000	Republic Services, Inc., 3.55%, 6/1/22, Callable 3/1/22 @ 100	33,133
90,000	Republic Services, Inc., 4.75%, 5/15/23, Callable 2/15/23 @ 100	97,327
205,000	Republic Services, Inc., 2.90%, 7/1/26, Callable 4/1/26 @ 100	210,266
679,000	Republic Services, Inc., 3.38%, 11/15/27, Callable 8/15/27 @ 100	719,534
995,000	Republic Services, Inc., 3.95%, 5/15/28, Callable 2/15/28 @ 100	1,098,419
315,000	Waste Management, Inc., 3.13%, 3/1/25, Callable 12/1/24 @ 100	329,290

126,000	Waste Management, Inc., 3.20%, 6/15/26, Callable 4/15/26 @ 100	132,824
218,000	Waste Management, Inc., 3.45%, 6/15/29, Callable 3/15/29 @ 100	235,443
571,000	Waste Management, Inc., 4.00%, 7/15/39, Callable 1/15/39 @ 100	644,829
770,000	Waste Management, Inc., 4.15%, 7/15/49, Callable 1/15/49 @ 100	892,596

		4,393,661

Communications Equipment (0.1%):
48,000	Juniper Networks, Inc., 4.35%, 6/15/25, Callable 3/15/25 @ 100	51,083
190,000	Motorola Solutions, Inc., 4.00%, 9/1/24	200,909
80,000	Motorola Solutions, Inc., 4.60%, 2/23/28, Callable 11/23/27 @ 100	86,198
1,115,000	Motorola Solutions, Inc., 4.60%, 5/23/29, Callable 2/23/29 @ 100	1,212,314

		1,550,504

Consumer Finance (1.0%):
160,000	American Express Co., 2.20%, 10/30/20, Callable 9/29/20 @ 100	160,021
41,000	American Express Co., 3.00%, 2/22/21, Callable 1/22/21 @ 100	41,521
65,000	American Express Co., 3.38%, 5/17/21, Callable 4/17/21 @ 100	66,250
50,000	American Express Co., 3.70%, 11/5/21, Callable 10/5/21 @ 100	51,657
180,000	American Express Co., 2.75%, 5/20/22, Callable 4/20/22 @ 100	182,714
170,000	American Express Co., 2.50%, 8/1/22, Callable 7/1/22 @ 100	171,757
35,000	American Express Co., 3.40%, 2/27/23, Callable 1/27/23 @ 100	36,315
360,000	American Express Co., 3.70%, 8/3/23, Callable 7/3/23 @ 100	379,067
345,000	American Express Co., 3.40%, 2/22/24, Callable 1/22/24 @ 100	361,045
2,070,000	American Express Co., 2.50%, 7/30/24, Callable 6/30/24 @ 100	2,084,507
120,000	American Express Co., 3.00%, 10/30/24, Callable 9/29/24 @ 100	123,764
7,000	American Express Co., 3.13%, 5/20/26, Callable 4/20/26 @ 100	7,271
740,000	American Honda Finance Corp., 1.38%, 11/10/22	841,702

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$3,000	American Honda Finance Corp., 2.60%, 11/16/22, MTN	$3,047
455,000	American Honda Finance Corp., 2.90%, 2/16/24, MTN	468,544
75,000	American Honda Finance Corp., 2.40%, 6/27/24, MTN	75,674
9,000	American Honda Finance Corp., 2.30%, 9/9/26	8,959
270,000	Ford Motor Credit Co. LLC, 3.16%, 8/4/20	270,588
340,000	Ford Motor Credit Co. LLC, 5.88%, 8/2/21	355,901
300,000	Ford Motor Credit Co. LLC, 4.54%, 8/1/26, Callable 6/1/26 @ 100	299,725
160,000	General Motors Financial Co, Inc., 3.15%, 6/30/22, Callable 5/30/22 @ 100	161,481
300,000	General Motors Financial Co., 5.25%, 3/1/26, Callable 12/1/25 @ 100	323,827
2,269,000	General Motors Financial Co., Inc., 3.20%, 7/13/20, Callable 6/13/20 @ 100	2,280,816
1,660,000	General Motors Financial Co., Inc., 2.45%, 11/6/20	1,658,667
468,000	General Motors Financial Co., Inc., 4.38%, 9/25/21	483,051
635,000	General Motors Financial Co., Inc., 3.45%, 4/10/22, Callable 2/10/22 @ 100	645,669
269,000	General Motors Financial Co., Inc., 4.00%, 1/15/25, Callable 10/15/24 @ 100	275,794
3,000	General Motors Financial Co., Inc., 4.35%, 4/9/25, Callable 2/9/25 @ 100	3,120
1,176,000	General Motors Financial Co., Inc., 4.35%, 1/17/27, Callable 10/17/26 @ 100	1,207,158
945,000	Hyundai Capital America, 2.55%, 4/3/20(a)	945,454
588,000	Hyundai Capital America, 3.00%, 10/30/20(a)	590,813
1,420,000	Hyundai Capital America, 3.95%, 2/1/22(a)	1,459,443
2,250,000	Synchrony Financial, 2.70%, 2/3/20, Callable 1/3/20 @ 100	2,252,097
10,000	Synchrony Financial, 4.38%, 3/19/24, Callable 2/19/24 @ 100	10,602
940,000	Toyota Motor Credit Corp., 7/21/21(a)	1,027,044
703,000	Toyota Motor Credit Corp., 2.63%, 1/10/23, MTN	716,209
521,000	Toyota Motor Credit Corp., 3.20%, 1/11/27	555,066

		20,586,340

Containers & Packaging (0.0%†):
70,000	International Paper Co., 7.30%, 11/15/39	94,826
430,000	International Paper Co., 4.35%, 8/15/48, Callable 2/15/48 @ 100	443,426

		538,252

Diversified Consumer Services (0.1%):
145,000	California Institute of Technology, 4.32%, 8/1/45	185,035
Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Consumer Services, continued
$360,000	Massachusetts Institute of Technology, 4.68%, 7/1/14	$509,223
114,000	Pres & Fellows of Harvar, 3.15%, 7/15/46, Callable 1/15/46 @ 100	121,822
575,000	Pres & Fellows of Harvar, 3.30%, 7/15/56, Callable 1/15/56 @ 100	628,134

		1,444,214

Diversified Financial Services (0.1%):
836,000	AXA Equitable Holdings, Inc., 3.90%, 4/20/23, Callable 3/20/23 @ 100	872,753
128,000	Berkshire Hathaway, Inc., 3.13%, 3/15/26, Callable 12/15/25 @ 100	134,890
29,000	BP Capital Markets America, 3.80%, 9/21/25, Callable 7/21/25 @ 100	31,325
1,055,000	BP Capital Markets America, Inc., 3.41%, 2/11/26, Callable 12/11/25 @ 100	1,113,924
30,000	BP Capital Markets America, Inc., 3.12%, 5/4/26, Callable 2/4/26 @ 100	31,234
52,000	BP Capital Markets America, Inc., 4.23%, 11/6/28, Callable 8/6/28 @ 100	58,828

		2,242,954

Diversified Telecommunication Services (1.1%):
467,000	AT&T, Inc., 2.80%, 2/17/21, Callable 1/17/21 @ 100	470,604
2,000,000	AT&T, Inc., 3.74%, 11/27/22(a)(c)	1,851,330
1,719,000	AT&T, Inc., 3.80%, 2/15/27, Callable 11/15/26 @ 100	1,818,938
4,000	AT&T, Inc., 4.10%, 2/15/28, Callable 11/15/27 @ 100	4,325
15,000	AT&T, Inc., 4.35%, 3/1/29, Callable 12/1/28 @ 100	16,528
3,912,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100	4,305,652
290,000	AT&T, Inc., 8.75%, 11/15/31	398,105
600,000	AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	656,408
393,000	AT&T, Inc., 6.00%, 8/15/40, Callable 5/15/40 @ 100	488,758
371,000	AT&T, Inc., 5.15%, 3/15/42	426,011
156,000	AT&T, Inc., 4.80%, 6/15/44, Callable 12/15/43 @ 100	172,330
1,536,000	AT&T, Inc., 4.35%, 6/15/45, Callable 12/15/44 @ 100	1,614,084
502,000	AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100	583,210
58,000	AT&T, Inc., 5.45%, 3/1/47, Callable 9/1/46 @ 100	70,163
495,000	Verizon Communications, Inc., 0.50%, 6/2/22	547,192
2,594,000	Verizon Communications, Inc., 4.13%, 3/16/27	2,859,921
2,421,000	Verizon Communications, Inc., 4.50%, 8/10/33	2,811,265

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

146,000	Verizon Communications, Inc., 4.40%, 11/1/34, Callable 5/1/34 @ 100	167,143
3,812,000	Verizon Communications, Inc., 4.27%, 1/15/36	4,291,050
Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$116,000	Verizon Communications, Inc., 4.81%, 3/15/39	$139,403

		23,692,420

Electric Utilities (2.3%):
430,000	AEP Texas, Inc., 2.40%, 10/1/22, Callable 9/1/22 @ 100	432,667
645,000	AEP Texas, Inc., Series G, 4.15%, 5/1/49, Callable 11/1/48 @ 100	741,331
790,000	AEP Transmission Co. LLC, 3.75%, 12/1/47, Callable 6/1/47 @ 100	853,292
281,000	AEP Transmission Co. LLC, 4.25%, 9/15/48, Callable 3/15/48 @ 100	327,623
425,000	AEP Transmission Co. LLC, 3.15%, 9/15/49, Callable 3/15/49 @ 100	421,709
20,000	Alabama Power Co., 6.00%, 3/1/39	28,158
168,000	Alabama Power Co., Series 2011-C, 5.20%, 6/1/41	208,182
320,000	Alabama Power Co., 3.85%, 12/1/42	346,152
560,000	Alabama Power Co., 4.15%, 8/15/44, Callable 2/15/44 @ 100	633,115
285,000	Alabama Power Co., 3.75%, 3/1/45, Callable 9/1/44 @ 100	307,955
201,000	Alabama Power Co., Series A, 4.30%, 7/15/48, Callable 1/15/48 @ 100	234,844
340,000	Alabama Power Co., 3.45%, 10/1/49, Callable 4/1/49 @ 100	351,618
562,000	Alliant Energy Finance, 3.75%, 6/15/23, Callable 5/15/23 @ 100(a)	586,638
500,000	Baltimore Gas & Electric Co., 2.80%, 8/15/22, Callable 5/15/22 @ 100	508,151
35,000	Baltimore Gas & Electric Co., 2.40%, 8/15/26, Callable 5/15/26 @ 100	34,992
505,000	Baltimore Gas & Electric Co., 3.50%, 8/15/46, Callable 2/15/46 @ 100	522,868
900,000	Baltimore Gas & Electric Co., 3.75%, 8/15/47, Callable 2/15/47 @ 100	971,648
90,000	Baltimore Gas & Electric Co., 4.25%, 9/15/48, Callable 3/15/48 @ 100	105,487
90,000	Baltimore Gas & Electric Co., 3.20%, 9/15/49, Callable 3/15/49 @ 100	88,797
85,000	Commonwealth Edison Co., 4.60%, 8/15/43, Callable 2/15/43 @ 100	102,831

720,000	Dayton Power & Light Co. (The), 3.95%, 6/15/49, Callable 12/15/48 @ 100(a)	798,579
704,000	DTE Electric Co., 3.65%, 3/15/24, Callable 12/15/23 @ 100	745,359
530,000	DTE Electric Co., 3.75%, 8/15/47, Callable 2/15/47 @ 100	583,949
310,000	DTE Electric Co., Series A, 4.05%, 5/15/48, Callable 11/15/47 @ 100	359,641
164,000	DTE Electric Co., 3.95%, 3/1/49, Callable 9/1/48 @ 100	187,658
303,000	Duke Energy Carolinas LLC, 4.25%, 12/15/41, Callable 6/15/41 @ 100	346,992
Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$118,000	Duke Energy Carolinas LLC, 3.75%, 6/1/45, Callable 12/1/44 @ 100	$126,497
539,000	Duke Energy Carolinas LLC, 3.95%, 3/15/48, Callable 9/15/47 @ 100	601,351
485,000	Duke Energy Carolinas LLC, 3.20%, 8/15/49, Callable 2/15/49 @ 100	486,826
459,000	Duke Energy Florida LLC, 3.20%, 1/15/27, Callable 10/15/26 @ 100	480,724
79,000	Duke Energy Florida LLC, 3.80%, 7/15/28, Callable 4/15/28 @ 100	86,836
1,362,000	Duke Energy Florida LLC, 3.40%, 10/1/46, Callable 4/1/46 @ 100	1,403,440
645,000	Duke Energy Ohio, Inc., 3.70%, 6/15/46, Callable 12/15/45 @ 100	696,604
255,000	Duke Energy Progress LLC, 3.00%, 9/15/21, Callable 6/15/21 @ 100	259,516
49,000	Duke Energy Progress LLC, 3.25%, 8/15/25, Callable 5/15/25 @ 100	51,618
220,000	Duke Energy Progress LLC, 5.70%, 4/1/35	285,522
775,000	Duke Energy Progress LLC, 4.10%, 3/15/43, Callable 9/15/42 @ 100	868,859
816,000	Duke Energy Progress LLC, 4.20%, 8/15/45, Callable 2/15/45 @ 100	941,422
100,000	Duke Energy Progress LLC, 3.70%, 10/15/46, Callable 4/15/46 @ 100	107,177
37,000	Duke Energy Progress LLC, 3.60%, 9/15/47, Callable 3/15/47 @ 100	39,224
25,000	Duke Energy Progress, Inc., 4.10%, 5/15/42, Callable 11/15/41 @ 100	28,040
70,000	Entergy Arkansas, Inc., 3.70%, 6/1/24, Callable 3/1/24 @ 100	74,557
41,000	Entergy Gulf States Louisiana LLC, 5.59%, 10/1/24	47,329

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

220,000	Entergy Louisiana LLC, 5.40%, 11/1/24	253,604
6,000	Entergy Louisiana LLC, 2.40%, 10/1/26, Callable 7/1/26 @ 100	5,968
896,000	Entergy Louisiana LLC, 4.00%, 3/15/33, Callable 12/15/32 @ 100	1,019,791
80,000	Entergy Louisiana LLC, 4.20%, 9/1/48, Callable 3/1/48 @ 100	93,508
247,000	Entergy Louisiana LLC, 4.20%, 4/1/50, Callable 10/1/49 @ 100	288,998
417,000	Eversource Energy, Series L, 2.90%, 10/1/24, Callable 8/1/24 @ 100	426,720
135,000	Exelon Corp., 2.85%, 6/15/20, Callable 5/15/20 @ 100	135,505
15,000	Exelon Corp., 2.45%, 4/15/21, Callable 3/15/21 @ 100	15,050
138,000	Exelon Corp., 5.63%, 6/15/35	172,420
272,000	Exelon Corp., 4.95%, 6/15/35, Callable 12/15/34 @ 100	318,066
329,000	FirstEnergy Transmission LLC, 4.35%, 1/15/25, Callable 10/15/24 @ 100(a)	354,518
340,000	FirstEnergy Transmission LLC, 5.45%, 7/15/44, Callable 1/15/44 @ 100(a)	430,309
Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$860,000	FirstEnergy Transmission LLC, 4.55%, 4/1/49, Callable 10/1/48 @ 100(a)	$1,007,972
4,815,000	Florida Power & Light Co., 2.64%(US0003M+40bps), 5/6/22, Callable 11/6/19 @ 100	4,810,036
420,000	Florida Power & Light Co., 3.13%, 12/1/25, Callable 6/1/25 @ 100	443,520
97,000	Florida Power & Light Co., 5.25%, 2/1/41, Callable 8/1/40 @ 100	126,162
129,000	Florida Power & Light Co., 4.13%, 2/1/42, Callable 8/1/41 @ 100	148,736
460,000	Florida Power & Light Co., 4.05%, 6/1/42, Callable 12/1/41 @ 100	525,056
170,000	Florida Power & Light Co., 3.80%, 12/15/42, Callable 6/15/42 @ 100	188,675
97,000	Florida Power & Light Co., 3.70%, 12/1/47, Callable 6/1/47 @ 100	107,291
590,000	Florida Power & Light Co., 3.95%, 3/1/48, Callable 9/1/47 @ 100	679,357
265,000	Florida Power & Light Co., 3.15%, 10/1/49, Callable 4/1/49 @ 100	266,522
568,000	Georgia Power Co., 2.00%, 3/30/20	567,306
120,000	Indiana Michigan Power Co., 3.85%, 5/15/28, Callable 2/15/28 @ 100	131,969

120,000	Indiana Michigan Power Co., 4.25%, 8/15/48, Callable 2/15/48 @ 100	140,917
17,000	Interstate Power & Light Co., 3.60%, 4/1/29, Callable 1/1/29 @ 100	18,167
55,000	Interstate Power & Light Co., 3.50%, 9/30/49, Callable 3/30/49 @ 100	55,508
150,000	ITC Holdings Corp., 3.25%, 6/30/26, Callable 3/30/26 @ 100	155,397
70,000	Kansas City Power & Light Co., Series 2019, 4.13%, 4/1/49, Callable 10/1/48 @ 100	80,977
613,000	MidAmerican Energy Co., 3.10%, 5/1/27, Callable 2/1/27 @ 100	644,172
510,000	MidAmerican Energy Co., 3.65%, 4/15/29, Callable 1/15/29 @ 100	560,249
375,000	Northern States Power Co., 3.60%, 9/15/47, Callable 3/15/47 @ 100	404,939
135,000	Northern States Power Co., 4.20%, 9/1/48, Callable 3/1/48 @ 100	154,230
440,000	Northern States Power Co., 2.90%, 3/1/50, Callable 9/1/49 @ 100	426,105
330,000	NSTAR Electric Co., 3.20%, 5/15/27, Callable 2/15/27 @ 100	346,323
275,000	Ohio Power Co., Series G, 6.60%, 2/15/33	381,398
120,000	Ohio Power Co., 4.15%, 4/1/48, Callable 10/1/47 @ 100	140,954
295,000	Ohio Power Co., 4.00%, 6/1/49, Callable 12/1/48 @ 100	332,861
105,000	Oklahoma Gas & Electric Co., 3.30%, 3/15/30, Callable 9/15/29 @ 100	109,310
25,000	Oncor Electric Delivery Co. LLC, 7.00%, 9/1/22	28,445
Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$1,625,000	Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28, Callable 8/15/28 @ 100(a)	$1,789,624
340,000	Oncor Electric Delivery Co. LLC, 3.70%, 11/15/28, Callable 8/15/28 @ 100	374,737
220,000	Oncor Electric Delivery Co. LLC, 5.75%, 3/15/29, Callable 12/15/28 @ 100	278,051
271,000	Oncor Electric Delivery Co. LLC, 3.80%, 9/30/47, Callable 3/30/47 @ 100	300,906
270,000	Oncor Electric Delivery Co. LLC, 3.10%, 9/15/49, Callable 3/15/49 @ 100(a)	268,937
64,000	PacifiCorp., 3.60%, 4/1/24, Callable 1/1/24 @ 100	67,614
620,000	PacifiCorp., 5.75%, 4/1/37	824,599
170,000	PacifiCorp., 6.35%, 7/15/38	237,145

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

129,000	PacifiCorp., 6.00%, 1/15/39	179,525
350,000	PacifiCorp., 4.13%, 1/15/49, Callable 7/15/48 @ 100	406,086
95,000	PacifiCorp., 4.15%, 2/15/50, Callable 8/15/49 @ 100	110,506
535,000	Public Service Electric & Gas Co., 3.65%, 9/1/28, Callable 6/1/28 @ 100	582,845
9,000	Public Service Electric & Gas Co., 3.20%, 5/15/29, Callable 2/15/29 @ 100, MTN	9,572
240,000	Public Service Electric & Gas Co., 3.85%, 5/1/49, Callable 11/1/48 @ 100, MTN	271,659
480,000	Southwestern Electric Power Co., Series M, 4.10%, 9/15/28, Callable 6/15/28 @ 100	530,179
600,000	Southwestern Public Service Co., 3.30%, 6/15/24, Callable 12/15/23 @ 100	624,571
560,000	Tampa Electric Co., 2.60%, 9/15/22, Callable 6/15/22 @ 100	564,203
440,000	Tampa Electric Co., 4.35%, 5/15/44, Callable 11/15/43 @ 100	506,097
305,000	Tampa Electric Co., 4.30%, 6/15/48, Callable 12/15/47 @ 100	353,567
3,000	Tampa Electric Co., 4.45%, 6/15/49, Callable 12/15/48 @ 100	3,599
90,000	Tampa Electric Co., 3.63%, 6/15/50, Callable 12/15/49 @ 100	95,794
585,000	Union Electric Co., 3.50%, 3/15/29, Callable 12/15/28 @ 100	633,181
510,000	Virginia Electric & Power Co., 3.45%, 9/1/22, Callable 6/1/22 @ 100	527,358
632,000	Virginia Electric & Power Co., Series C, 2.75%, 3/15/23, Callable 12/15/22 @ 100	643,869
801,000	Virginia Electric & Power Co., Series A, 3.15%, 1/15/26, Callable 10/15/25 @ 100	835,690
68,000	Virginia Electric & Power Co., Series B, 2.95%, 11/15/26, Callable 8/15/26 @ 100	70,283
Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities, continued
$389,000	Virginia Electric & Power Co., Series A, 3.80%, 4/1/28, Callable 1/1/28 @ 100	$426,468
84,000	Virginia Electric & Power Co., 2.88%, 7/15/29, Callable 4/15/29 @ 100	86,161
355,000	Virginia Electric & Power Co., Series A, 6.00%, 5/15/37	475,432
25,000	Virginia Electric & Power Co., 6.35%, 11/30/37	34,846
1,240,000	Virginia Electric & Power Co., 4.00%, 1/15/43, Callable 7/15/42 @ 100	1,371,834

255,000	Virginia Electric & Power Co., Series C, 4.00%, 11/15/46, Callable 5/15/46 @ 100	283,953
60,000	Virginia Electric & Power Co., 4.60%, 12/1/48, Callable 6/1/48 @ 100	73,503
140,000	Wisconsin Power & Light Co., 3.05%, 10/15/27, Callable 7/15/27 @ 100	145,230
125,000	Wisconsin Power & Light Co., 3.00%, 7/1/29, Callable 4/1/29 @ 100	130,449

		48,030,862

Electrical Equipment (0.0%†):
62,000	Eaton Corp., 2.75%, 11/2/22	63,038

Electronic Equipment, Instruments & Components (0.0%†):
38,000	Avnet, Inc., 4.63%, 4/15/26, Callable 1/15/26 @ 100	40,847
125,000	Corning, Inc., 3.70%, 11/15/23, Callable 8/15/23 @ 100	131,096
194,000	Corning, Inc., 4.38%, 11/15/57, Callable 5/15/57 @ 100	201,731

		373,674

Entertainment (0.3%):
1,347,000	Activision Blizzard, Inc., 3.40%, 9/15/26, Callable 6/15/26 @ 100	1,402,250
541,000	Activision Blizzard, Inc., 3.40%, 6/15/27, Callable 3/15/27 @ 100	563,212
935,000	Electronic Arts, Inc., 4.80%, 3/1/26, Callable 12/1/25 @ 100	1,057,048
140,000	Viacom, Inc., 6.88%, 4/30/36	184,273
291,000	Viacom, Inc., 5.25%, 4/1/44, Callable 10/1/43 @ 100	327,386
10,000	Walt Disney Co. (The), 3.00%, 2/13/26	10,507
125,000	Walt Disney Co. (The), 2.00%, 9/1/29, Callable 6/1/29 @ 100	121,450
278,000	Walt Disney Co. (The), 6.20%, 12/15/34(a)	395,585
561,000	Walt Disney Co. (The), 6.40%, 12/15/35(a)	803,975
128,000	Walt Disney Co. (The), 6.65%, 11/15/37(a)	192,618
191,000	Walt Disney Co. (The), 5.40%, 10/1/43(a)	265,542
120,000	Walt Disney Co. (The), 4.75%, 9/15/44, Callable 3/15/44 @ 100(a)	155,179

		5,479,025

Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts (0.2%):
$661,000	American Tower Corp., 3.95%, 3/15/29, Callable 12/15/28 @ 100	$708,659
23,000	American Tower Corp., 3.80%, 8/15/29, Callable 5/15/29 @ 100	24,545
33,000	Crown Castle International Corp., 3.40%, 2/15/21, Callable 1/15/21 @ 100	33,468

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

120,000	Crown Castle International Corp., 2.25%, 9/1/21, Callable 8/1/21 @ 100	119,907
105,000	Crown Castle International Corp., 4.88%, 4/15/22	111,423
669,000	Crown Castle International Corp., 5.25%, 1/15/23	729,121
65,000	Crown Castle International Corp., 3.70%, 6/15/26, Callable 3/15/26 @ 100	68,529
41,000	Crown Castle International Corp., 4.00%, 3/1/27, Callable 12/1/26 @ 100	44,196
30,000	Crown Castle International Corp., 3.65%, 9/1/27, Callable 6/1/27 @ 100	31,827
20,000	Crown Castle International Corp., 3.80%, 2/15/28, Callable 11/15/27 @ 100	21,324
1,160,000	Crown Castle International Corp., 3.10%, 11/15/29, Callable 8/15/29 @ 100	1,171,512
60,000	Crown Castle International Corp., 4.75%, 5/15/47, Callable 11/15/46 @ 100	70,032
75,000	Crown Castle International Corp., 5.20%, 2/15/49, Callable 8/15/48 @ 100	93,481
20,000	Crown Castle International Corp., 4.00%, 11/15/49, Callable 5/15/49 @ 100	21,009
265,000	GLP Capital LP, 4.00%, 1/15/30, Callable 10/15/29 @ 100	267,287
327,000	Realty Income Corp., 3.00%, 1/15/27, Callable 10/15/26 @ 100	335,992
120,000	Realty Income Corp., 3.25%, 6/15/29, Callable 3/15/29 @ 100	125,367

		3,977,679

Food & Staples Retailing (0.3%):
923,000	Sysco Corp., 3.55%, 3/15/25, Callable 1/15/25 @ 100	978,062
135,000	Walgreen Co., 4.40%, 9/15/42	136,392
487,000	Walgreens Boots Alliance, Inc., 3.45%, 6/1/26, Callable 3/1/26 @ 100	502,428
12,000	Walgreens Boots Alliance, Inc., 4.50%, 11/18/34, Callable 5/18/34 @ 100	12,779
770,000	Walgreens Boots Alliance, Inc., 4.80%, 11/18/44, Callable 5/18/44 @ 100	811,186
2,257,000	Wal-Mart Stores, Inc., 3.25%, 7/8/29, Callable 4/8/29 @ 100	2,435,690
520,000	Wal-Mart Stores, Inc., 4.00%, 4/11/43, Callable 10/11/42 @ 100	607,159
114,000	Wal-Mart Stores, Inc., 4.30%, 4/22/44, Callable 10/22/43 @ 100	140,267

		5,623,963

Principal Amount		Fair Value
Corporate Bonds, continued
Food Products (0.0%†):
$117,000	Conagra Brands, Inc., 3.80%, 10/22/21	$120,721

105,000	Tyson Foods, Inc., 3.90%, 9/28/23, Callable 8/28/23 @ 100	111,131
52,000	Tyson Foods, Inc., 4.00%, 3/1/26, Callable 1/1/26 @ 100	56,385
12,000	Tyson Foods, Inc., 4.35%, 3/1/29, Callable 12/1/28 @ 100	13,563
260,000	Tyson Foods, Inc., 5.15%, 8/15/44, Callable 2/15/44 @ 100	315,738
106,000	Tyson Foods, Inc., 4.55%, 6/2/47, Callable 12/2/46 @ 100	119,181
72,000	Tyson Foods, Inc., 5.10%, 9/28/48, Callable 3/28/48 @ 100	87,087

		823,806

Gas Utilities (0.0%†):
355,000	Atmos Energy Corp., 3.38%, 9/15/49, Callable 3/15/49 @ 100	360,331
97,000	Piedmont Natural Gas Co, Inc., 3.50%, 6/1/29, Callable 3/1/29 @ 100	103,617

		463,948

Health Care Equipment & Supplies (0.2%):
749,000	Abbott Laboratories, 3.40%, 11/30/23, Callable 9/30/23 @ 100	786,383
1,638,000	Abbott Laboratories, 2.95%, 3/15/25, Callable 12/15/24 @ 100	1,699,005
444,000	Abbott Laboratories, 3.75%, 11/30/26, Callable 8/30/26 @ 100	482,898
923,000	Baxter International, Inc., 1.70%, 8/15/21, Callable 7/15/21 @ 100	915,052
29,000	Becton Dickinson & Co., 2.68%, 12/15/19	29,018
15,000	Becton Dickinson And Co., 3.70%, 6/6/27, Callable 3/6/27 @ 100	15,854
614,000	Medtronic, Inc., 4.38%, 3/15/35	737,801

		4,666,011

Health Care Providers & Services (0.9%):
219,000	Aetna, Inc., 4.13%, 11/15/42, Callable 5/15/42 @ 100	219,141
75,000	Aetna, Inc., 3.88%, 8/15/47, Callable 2/15/47 @ 100	73,463
22,000	Anthem, Inc., 3.65%, 12/1/27, Callable 9/1/27 @ 100	23,074
29,000	Cigna Corp., 3.75%, 7/15/23, Callable 6/15/23 @ 100	30,355
580,000	Cigna Corp., 3.25%, 4/15/25, Callable 1/15/25 @ 100	596,463
13,000	Cigna Corp., 4.13%, 11/15/25, Callable 9/15/25 @ 100	14,023
350,000	CVS Caremark Corp., 3.38%, 8/12/24, Callable 5/12/24 @ 100	361,882
375,000	CVS Health Corp., 3.35%, 3/9/21	381,042
1,240,000	CVS Health Corp., 3.70%, 3/9/23, Callable 2/9/23 @ 100	1,289,891

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

4,000	CVS Health Corp., 2.63%, 8/15/24, Callable 7/15/24 @ 100	4,009
1,005,000	CVS Health Corp., 4.10%, 3/25/25, Callable 1/25/25 @ 100	1,073,920
2,496,000	CVS Health Corp., 4.30%, 3/25/28, Callable 12/25/27 @ 100	2,697,406
835,000	CVS Health Corp., 5.13%, 7/20/45, Callable 1/20/45 @ 100	947,182
585,000	HCA, Inc., 4.75%, 5/1/23	625,219
Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$1,268,000	HCA, Inc., 5.00%, 3/15/24	$1,382,120
800,000	HCA, Inc., 5.25%, 4/15/25	890,000
1,795,000	HCA, Inc., 5.25%, 6/15/26, Callable 12/15/25 @ 100	1,999,180
92,000	HCA, Inc., 4.50%, 2/15/27, Callable 8/15/26 @ 100	98,670
1,174,000	HCA, Inc., 4.13%, 6/15/29, Callable 3/15/29 @ 100	1,232,700
50,000	UnitedHealth Group, Inc., 3.50%, 2/15/24	52,629
650,000	UnitedHealth Group, Inc., 3.70%, 12/15/25	698,288
627,000	UnitedHealth Group, Inc., 3.10%, 3/15/26	655,159
8,000	UnitedHealth Group, Inc., 2.88%, 8/15/29	8,146
443,000	UnitedHealth Group, Inc., 3.50%, 8/15/39, Callable 2/15/39 @ 100	459,451
1,418,000	UnitedHealth Group, Inc., 4.75%, 7/15/45	1,723,108
260,000	UnitedHealth Group, Inc., 4.45%, 12/15/48, Callable 6/15/48 @ 100	306,252
46,000	WellPoint, Inc., 3.50%, 8/15/24, Callable 5/15/24 @ 100	48,214

		17,890,987

Hotels, Restaurants & Leisure (0.2%):
10,000	McDonald’s Corp., 2.75%, 12/9/20, Callable 11/9/20 @ 100	10,079
680,000	McDonald’s Corp., 3.70%, 1/30/26, Callable 10/30/25 @ 100, MTN	729,095
37,000	McDonald’s Corp., 6.30%, 3/1/38	50,417
99,000	McDonald’s Corp., 3.70%, 2/15/42, MTN	101,420
3,000	McDonald’s Corp., 3.63%, 5/1/43	3,041
40,000	McDonald’s Corp., 4.88%, 12/9/45, Callable 6/9/45 @ 100, MTN	48,186
823,000	McDonald’s Corp., 4.45%, 3/1/47, Callable 9/1/46 @ 100, MTN	938,884
150,000	McDonald’s Corp., 4.45%, 9/1/48, Callable 3/1/48 @ 100, MTN	172,265
1,227,000	McDonald’s Corp., 3.63%, 9/1/49, Callable 3/1/49 @ 100, MTN	1,239,452

410,000	Starbucks Corp., 3.80%, 8/15/25, Callable 6/15/25 @ 100	442,365
52,000	Starbucks Corp., 3.75%, 12/1/47, Callable 6/1/47 @ 100	53,605
120,000	Starbucks Corp., 4.50%, 11/15/48, Callable 5/15/48 @ 100	138,444
94,000	Starbucks Corp., 4.45%, 8/15/49, Callable 2/15/49 @ 100	108,372

		4,035,625

Household Products (0.1%):
145,000	Clorox Co. (The), 3.10%, 10/1/27, Callable 7/1/27 @ 100	150,655
825,000	Procter & Gamble Co. (The), 2.00%, 8/16/22	955,323
255,000	Procter & Gamble Co. (The), 0.63%, 10/30/24	286,630

		1,392,608

Independent Power and Renewable Electricity Producers (0.0%†):
80,000	NRG Energy, Inc., 3.75%, 6/15/24, Callable 5/15/24 @ 100(a)	82,213

Principal Amount		Fair Value
Corporate Bonds, continued
Industrial Conglomerates (0.3%):
$440,000	3M Co., 3.00%, 8/7/25, MTN	$460,363
330,000	3M Co., 3.38%, 3/1/29, Callable 12/1/28 @ 100, MTN	354,319
530,000	3M Co., 2.38%, 8/26/29, Callable 5/26/29 @ 100	525,924
62,000	General Electric Capital corp., 5.55%, 1/5/26, MTN	70,332
565,000	General Electric Capital Corp., Series A, 5.55%, 5/4/20, MTN	575,051
223,000	General Electric Capital Corp., 5.88%, 1/14/38, MTN	268,021
304,000	Georgia-Pacific LLC, 5.40%, 11/1/20(a)	314,351
664,000	Georgia-Pacific LLC, 3.73%, 7/15/23, Callable 4/15/23 @ 100(a)	699,708
854,000	Georgia-Pacific LLC, 3.60%, 3/1/25, Callable 12/1/24 @ 100(a)	904,898
1,580,000	Honeywell International, Inc., 1.30%, 2/22/23	1,802,106

		5,975,073

Insurance (0.4%):
289,000	ACE INA Holdings, Inc., 3.35%, 5/15/24	304,187
535,000	Aon Corp., 4.50%, 12/15/28, Callable 9/15/28 @ 100	601,438
401,000	Hartford Financial Services Group, Inc. (The), 4.30%, 4/15/43	449,695
45,000	Loews Corp., 3.75%, 4/1/26, Callable 1/1/26 @ 100	48,097
2,153,000	Marsh & McLennan Cos., Inc., 3.50%, 6/3/24, Callable 3/3/24 @ 100	2,268,259

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

175,000	Marsh & McLennan Cos., Inc., 4.38%, 3/15/29, Callable 12/15/28 @ 100	197,278
394,000	Marsh & McLennan Cos., Inc., 4.35%, 1/30/47, Callable 7/30/46 @ 100	457,968
446,000	Marsh & McLennan Cos., Inc., 4.20%, 3/1/48, Callable 9/1/47 @ 100	499,779
34,000	Marsh & McLennan Cos., Inc., 4.90%, 3/15/49, Callable 9/15/48 @ 100	42,171
640,000	Metropolitan Life Global Funding I, 1.25%, 9/17/21(a)	716,903
290,000	Metropolitan Life Global Funding I, 9/23/22(a)	316,725
30,000	Nuveen LLC, 4.00%, 11/1/28, Callable 8/1/28 @ 100(a)	33,502
76,000	Principal Financial Group, Inc., 3.10%, 11/15/26, Callable 8/15/26 @ 100	78,476
12,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39(a)	17,697
433,000	Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(a)	526,519
24,000	Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47, Callable 11/15/46 @ 100(a)	27,190
13,000	Travelers Cos., Inc. (The), 6.25%, 6/15/37	18,387
Principal Amount		Fair Value
Corporate Bonds, continued
Insurance, continued
$196,000	Travelers Cos., Inc. (The), 4.30%, 8/25/45, Callable 2/25/45 @ 100	$233,978
8,000	Travelers Cos., Inc. (The), 3.75%, 5/15/46, Callable 11/15/45 @ 100	8,786
29,000	Travelers Cos., Inc. (The), 4.05%, 3/7/48, Callable 9/7/47 @ 100	33,265
90,000	Travelers Cos., Inc. (The), 4.10%, 3/4/49, Callable 9/4/48 @ 100	104,436
42,000	Willis North America, Inc., 3.60%, 5/15/24, Callable 3/15/24 @ 100	43,491
866,000	Willis North America, Inc., 4.50%, 9/15/28, Callable 6/15/28 @ 100	955,845
447,000	Willis North America, Inc., 2.95%, 9/15/29, Callable 6/15/29 @ 100	438,576
135,000	Willis North America, Inc., 3.88%, 9/15/49, Callable 3/15/49 @ 100	131,577

		8,554,225

Internet & Direct Marketing Retail (0.1%):
39,000	Amazon.com, Inc., 2.50%, 11/29/22, Callable 8/29/22 @ 100	39,638
20,000	Amazon.com, Inc., 2.40%, 2/22/23, Callable 1/22/23 @ 100	20,333

315,000	Amazon.com, Inc., 4.80%, 12/5/34, Callable 6/5/34 @ 100	393,031
8,000	Amazon.com, Inc., 3.88%, 8/22/37, Callable 2/22/37 @ 100	9,174
2,000	Amazon.com, Inc., 4.95%, 12/5/44, Callable 6/5/44 @ 100	2,640
190,000	Expedia Group, Inc., 3.80%, 2/15/28, Callable 11/15/27 @ 100	198,371
905,000	Expedia Group, Inc., 3.25%, 2/15/30, Callable 11/15/29 @ 100(a)	900,803

		1,563,990

IT Services (1.0%):
1,300,000	Fidelity National Information Services, Inc., 0.75%, 5/21/23, Callable 4/21/23 @ 100	1,447,256
40,000	Fidelity National Information Services, Inc., 5.00%, 10/15/25, Callable 7/15/25 @ 100	45,439
759,000	Fidelity National Information Services, Inc., 3.00%, 8/15/26, Callable 5/15/26 @ 100	781,346
753,000	Fidelity National Information Services, Inc., 3.75%, 5/21/29, Callable 2/21/29 @ 100	814,430
5,000	Fidelity National Information Services, Inc., 4.50%, 8/15/46, Callable 2/15/46 @ 100	5,790
1,481,000	Fiserv, Inc., 2.75%, 7/1/24, Callable 6/1/24 @ 100	1,506,644
7,000	Fiserv, Inc., 3.85%, 6/1/25, Callable 3/1/25 @ 100	7,476
1,164,000	Fiserv, Inc., 3.20%, 7/1/26, Callable 5/1/26 @ 100	1,205,123
655,000	Fiserv, Inc., 4.20%, 10/1/28, Callable 7/1/28 @ 100	722,601
1,362,000	Fiserv, Inc., 3.50%, 7/1/29, Callable 4/1/29 @ 100	1,428,903
305,000	Global Payments, Inc., 2.65%, 2/15/25, Callable 1/15/25 @ 100	305,585
1,215,000	Global Payments, Inc., 3.20%, 8/15/29, Callable 5/15/29 @ 100	1,230,283
179,000	IBM Corp., 2.25%, 2/19/21	179,114
Principal Amount		Fair Value
Corporate Bonds, continued
IT Services, continued
$200,000	IBM Corp., 2.50%, 1/27/22	$202,128
100,000	IBM Corp. 3.5% 5/15/29, 3.50%, 5/15/29	107,416
1,810,000	International Business Machines Corp., 0.50%, 9/7/21	1,996,997
200,000	International Business Machines Corp., 2.90%, 11/1/21	203,292
770,000	International Business Machines Corp., 2.85%, 5/13/22	786,962

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

420,000	International Business Machines Corp., 2.88%, 11/9/22	430,231
3,293,000	International Business Machines Corp., 3.30%, 5/15/26	3,469,950
10,000	Mastercard, Inc., 2.95%, 11/21/26, Callable 8/21/26 @ 100	10,506
1,185,000	Mastercard, Inc., 2.95%, 6/1/29, Callable 3/1/29 @ 100	1,241,169
268,000	Mastercard, Inc., 3.65%, 6/1/49, Callable 12/1/48 @ 100	301,456
200,000	PayPal Holdings, Inc., 2.40%, 10/1/24, Callable 9/1/24 @ 100	201,106
240,000	PayPal Holdings, Inc., 2.65%, 10/1/26, Callable 8/1/26 @ 100	241,940
300,000	Total System Services, Inc., 3.80%, 4/1/21, Callable 3/1/21 @ 100	305,789
65,000	Total System Services, Inc., 3.75%, 6/1/23, Callable 3/1/23 @ 100	67,649
28,000	Total System Services, Inc., 4.00%, 6/1/23, Callable 5/1/23 @ 100	29,415
490,000	Visa, Inc., 3.15%, 12/14/25, Callable 9/14/25 @ 100	522,423
676,000	Visa, Inc., 4.15%, 12/14/35, Callable 6/14/35 @ 100	812,136
30,000	Visa, Inc., 4.30%, 12/14/45, Callable 6/14/45 @ 100	37,190

		20,647,745

Life Sciences Tools & Services (0.2%):
95,000	Agilent Technologies, Inc., 3.05%, 9/22/26, Callable 6/22/26 @ 100	96,564
604,000	Thermo Fisher Scientific, 3.00%, 4/15/23, Callable 2/15/23 @ 100	620,840
313,000	Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	320,484
780,000	Thermo Fisher Scientific, Inc., 4.15%, 2/1/24, Callable 11/1/23 @ 100	836,956
1,009,000	Thermo Fisher Scientific, Inc., 2.95%, 9/19/26, Callable 6/19/26 @ 100	1,038,415
1,165,000	Thermo Fisher Scientific, Inc., 2.60%, 10/1/29, Callable 7/1/29 @ 100	1,161,723

		4,074,982

Media (0.9%):
520,000	Comcast Corp., 3.30%, 10/1/20	527,100
177,000	Comcast Corp., 2.35%, 1/15/27, Callable 10/15/26 @ 100	176,062
712,000	Comcast Corp., 4.15%, 10/15/28, Callable 7/15/28 @ 100	795,989
117,000	Comcast Corp., 4.25%, 10/15/30, Callable 7/15/30 @ 100	132,781
295,000	Comcast Corp., 4.25%, 1/15/33	338,547

70,000	Comcast Corp., 4.20%, 8/15/34, Callable 2/15/34 @ 100	79,916
630,000	Comcast Corp., 6.50%, 11/15/35	879,964
Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$443,000	Comcast Corp., 3.20%, 7/15/36, Callable 1/15/36 @ 100	$453,150
13,000	Comcast Corp., 6.45%, 3/15/37	18,287
116,000	Comcast Corp., 4.60%, 10/15/38, Callable 4/15/38 @ 100	138,282
120,000	Comcast Corp., 4.65%, 7/15/42	143,972
134,000	Comcast Corp., 4.50%, 1/15/43	157,933
220,000	Comcast Corp., 4.60%, 8/15/45, Callable 2/15/45 @ 100	261,553
1,569,000	Comcast Corp., 3.40%, 7/15/46, Callable 1/15/46 @ 100	1,600,003
17,000	Comcast Corp., 3.97%, 11/1/47, Callable 5/1/47 @ 100	18,571
15,000	Comcast Corp., 4.70%, 10/15/48, Callable 4/15/48 @ 100	18,329
99,000	Comcast Corp., 4.00%, 11/1/49, Callable 5/1/49 @ 100	109,334
48,000	COX Communications, Inc., 3.25%, 12/15/22(a)	49,176
1,648,000	COX Communications, Inc., 3.15%, 8/15/24, Callable 6/15/24 @ 100(a)	1,716,097
5,000	COX Communications, Inc., 3.35%, 9/15/26, Callable 6/15/26 @ 100(a)	5,158
914,000	Discovery Communications, 5.00%, 9/20/37, Callable 3/20/37 @ 100	979,105
335,000	Fox Corp., 4.03%, 1/25/24, Callable 12/25/23 @ 100(a)	356,414
365,000	Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100(a)	446,216
190,000	Historic TW, Inc., 6.63%, 5/15/29	238,429
265,000	Interpublic Group of Cos., Inc., 3.50%, 10/1/20	268,070
145,000	Interpublic Group of Cos., Inc., 3.75%, 10/1/21	148,513
1,475,000	NBC Universal Media LLC, 5.95%, 4/1/41	2,027,912
12,000	NBC Universal Media LLC, 4.45%, 1/15/43	13,815
5,730,000	NBCUniversal Enterprise, Inc., 5.25%, 12/31/99, Callable 3/19/21 @ 100(a)	5,855,462
590,000	Time Warner Cable, Inc., 5.00%, 2/1/20	594,768
325,000	Time Warner, Inc., 7.63%, 4/15/31	440,477

		18,989,385

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Metals & Mining (0.0%†):
50,000	Newmont Goldcorp Corp., 2.80%, 10/1/29, Callable 7/1/29 @ 100	49,405
269,000	Newmont Mining Corp., 4.88%, 3/15/42, Callable 9/15/41 @ 100	313,732
432,000	Nucor Corp., 3.95%, 5/1/28, Callable 2/1/28 @ 100	471,362

		834,499

Multiline Retail (0.0%†):
160,000	Dollar General Corp., 3.88%, 4/15/27, Callable 1/15/27 @ 100	170,992
25,000	Dollar General Corp., 4.13%, 5/1/28, Callable 2/1/28 @ 100	27,336

		198,328

Multi-Utilities (0.2%):
290,000	Ameren Illinois Co., 3.80%, 5/15/28, Callable 2/15/28 @ 100	322,555
5,000	Ameren Illinois Co., 4.15%, 3/15/46, Callable 9/15/45 @ 100	5,785
Principal Amount		Fair Value
Corporate Bonds, continued
Multi-Utilities, continued
$155,000	Black Hills Corp., 3.15%, 1/15/27, Callable 7/15/26 @ 100	$156,856
130,000	CenterPoint Energy Houston Electric LLC, 3.55%, 8/1/42, Callable 2/1/42 @ 100	137,321
176,000	CenterPoint Energy Houston Electric LLC, 3.95%, 3/1/48, Callable 9/1/47 @ 100	200,144
62,000	CMS Energy Corp., 3.00%, 5/15/26, Callable 2/15/26 @ 100	63,546
11,000	Consumers Energy Co., 3.38%, 8/15/23, Callable 5/15/23 @ 100	11,526
301,000	Consumers Energy Co., 3.80%, 11/15/28, Callable 8/15/28 @ 100	334,980
697,000	Consumers Energy Co., 3.75%, 2/15/50, Callable 8/15/49 @ 100	779,783
295,000	Consumers Energy Co., 3.10%, 8/15/50, Callable 2/15/50 @ 100	295,744
318,000	Dominion Energy Gas Holdings LLC, 4.80%, 11/1/43, Callable 5/1/43 @ 100	383,123
255,000	Dominion Energy, Inc., 2.58%, 7/1/20	255,581
305,000	Dominion Gas Holdings LLC, 4.60%, 12/15/44, Callable 6/15/44 @ 100	357,458
590,000	DTE Energy Co., Series B, 3.30%, 6/15/22, Callable 4/15/22 @ 100	604,034
294,000	WEC Energy Group, Inc., 3.38%, 6/15/21	300,283

		4,208,719

Oil, Gas & Consumable Fuels (2.5%):
119,000	Andeavor Logis, LP/Corp., 4.25%, 12/1/27, Callable 9/1/27 @ 100	126,438
20,000	Andeavor Logis, LP/Corp., 5.20%, 12/1/47, Callable 6/1/47 @ 100	21,750
90,000	Boardwalk Pipelines, LP, 4.80%, 5/3/29, Callable 2/3/29 @ 100	95,699
70,000	Chevron Corp., 2.10%, 5/16/21, Callable 4/15/21 @ 100	70,055
10,000	Chevron Corp., 2.36%, 12/5/22, Callable 9/5/22 @ 100	10,076
20,000	Chevron Corp., 3.19%, 6/24/23, Callable 3/24/23 @ 100	20,696
503,000	Cimarex Energy Co., 4.38%, 6/1/24, Callable 3/1/24 @ 100	527,993
22,000	Cimarex Energy Co., 4.38%, 3/15/29, Callable 12/15/28 @ 100	23,085
550,000	Concho Resources, Inc., 3.75%, 10/1/27, Callable 7/1/27 @ 100	571,313
160,000	Continental Resources, Inc., 3.80%, 6/1/24, Callable 3/1/24 @ 100	163,040
296,000	Energy Transfer Operating LP, 4.50%, 4/15/24, Callable 3/15/24 @ 100	315,264
1,257,000	Energy Transfer Operating LP, 5.50%, 6/1/27, Callable 3/1/27 @ 100	1,419,466
290,000	Energy Transfer Partners, 3.60%, 2/1/23, Callable 11/1/22 @ 100	297,481
30,000	Energy Transfer Partners, 5.30%, 4/15/47, Callable 10/15/46 @ 100	32,177
127,000	Energy Transfer Partners LP, 4.65%, 6/1/21, Callable 3/1/21 @ 100	129,591
Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$354,000	Energy Transfer Partners LP, 4.75%, 1/15/26, Callable 10/15/25 @ 100	$382,657
256,000	Energy Transfer Partners LP, 4.20%, 4/15/27, Callable 1/15/27 @ 100	269,265
557,000	Energy Transfer Partners LP, 5.80%, 6/15/38, Callable 12/15/37 @ 100	635,001
10,000	Energy Transfer Partners LP, 5.15%, 3/15/45, Callable 9/15/44 @ 100	10,648
883,000	Energy Transfer Partners LP, 6.13%, 12/15/45, Callable 6/15/45 @ 100	1,036,464
500,000	Enterprise Products Operating LLC, 4.45%, 2/15/43, Callable 8/15/42 @ 100	544,299
888,000	Enterprise Products Operating LLC, 5.10%, 2/15/45, Callable 8/15/44 @ 100	1,038,008

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

47,000	Enterprise Products Operating LLC, 4.25%, 2/15/48, Callable 8/15/47 @ 100	50,644
5,000	Enterprise Products Operating LLC, 4.80%, 2/1/49, Callable 8/1/48 @ 100	5,786
1,190,000	Enterprise Products Operating LLC, Series E, 5.25%(US0003M+303bps), 8/16/77, Callable 8/16/27 @ 100	1,176,828
250,000	Enterprise Products Operating LLC, 5.38%(US0003M+257bps), 2/15/78, Callable 2/15/28 @ 100	240,640
44,000	Enterprise Products Operating LP, 4.85%, 3/15/44, Callable 9/15/43 @ 100	50,217
37,000	Enterprise Products Operating LP, 4.90%, 5/15/46, Callable 11/15/45 @ 100	42,880
167,000	EOG Resources, Inc., 4.15%, 1/15/26, Callable 10/15/25 @ 100	183,492
415,000	Exxon Mobil Corp., 3.04%, 3/1/26, Callable 12/1/25 @ 100	434,941
655,000	Exxon Mobil Corp., 2.28%, 8/16/26, Callable 6/16/26 @ 100	660,152
10,000	Exxon Mobil Corp., 3.00%, 8/16/39, Callable 2/16/39 @ 100	10,036
55,000	Exxon Mobil Corp., 3.57%, 3/6/45, Callable 9/6/44 @ 100	59,446
989,000	Exxon Mobil Corp., 3.10%, 8/16/49, Callable 2/16/49 @ 100	996,269
432,000	Kinder Morgan Energy Partners LP, 5.50%, 3/1/44, Callable 9/1/43 @ 100	497,471
235,000	Kinder Morgan Energy Partners LP, 5.40%, 9/1/44, Callable 3/1/44 @ 100	266,500
856,000	Kinder Morgan, Inc., 5.55%, 6/1/45, Callable 12/1/44 @ 100	1,009,225
1,470,000	Marathon Oil Corp., 2.70%, 6/1/20	1,476,696
124,000	Marathon Petroleum Corp., 4.75%, 12/15/23, Callable 10/15/23 @ 100	134,533
10,000	Marathon Petroleum Corp., 5.13%, 12/15/26, Callable 9/15/26 @ 100	11,233
Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$358,000	Marathon Petroleum Corp., 6.50%, 3/1/41, Callable 9/1/40 @ 100	$446,280
850,000	MPLX LP, 3.00%(US0003M+90bps), 9/9/21, Callable 9/9/20 @ 100	853,188
1,160,000	MPLX LP, 3.20%(US0003M+110bps), 9/9/22, Callable 9/9/20 @ 100	1,161,450

568,000	MPLX LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100	623,421
915,000	MPLX LP, 4.00%, 2/15/25, Callable 11/15/24 @ 100	965,382
2,158,000	MPLX LP, 4.13%, 3/1/27, Callable 12/1/26 @ 100	2,270,572
230,000	MPLX LP, 4.00%, 3/15/28, Callable 12/15/27 @ 100	239,374
1,609,000	NGPL PipeCo LLC, 4.38%, 8/15/22, Callable 5/15/22 @ 100(a)	1,665,315
1,060,000	Northern Natural Gas Co., 4.30%, 1/15/49, Callable 7/15/48 @ 100(a)	1,227,753
1,650,000	Northwest Pipeline LLC, 4.00%, 4/1/27, Callable 1/1/27 @ 100	1,731,297
1,514,000	Occidental Petroleum Corp., 2.70%, 8/15/22	1,526,784
18,000	Occidental Petroleum Corp., 3.50%, 6/15/25, Callable 3/15/25 @ 100	18,457
415,000	Occidental Petroleum Corp., 3.20%, 8/15/26, Callable 6/15/26 @ 100	418,355
3,000,000	Occidental Petroleum Corp., 5.96%, 10/10/36(c)	1,478,337
266,000	Occidental Petroleum Corp., 4.40%, 4/15/46, Callable 10/15/45 @ 100	270,746
125,000	Occidental Petroleum Corp., 4.20%, 3/15/48, Callable 9/15/47 @ 100	123,391
920,000	Occidental Petroleum Corp., 7.73%, 9/15/96	1,337,483
28,000	Plains All American Pipeline LP, 3.65%, 6/1/22, Callable 3/1/22 @ 100	28,757
660,000	Sabine Pass Liquefaction LLC, 5.75%, 5/15/24, Callable 2/15/24 @ 100	735,075
2,051,000	Sabine Pass Liquefaction LLC, 5.63%, 3/1/25, Callable 12/1/24 @ 100	2,302,248
171,000	Sabine Pass Liquefaction LLC, 5.88%, 6/30/26, Callable 12/31/25 @ 100	195,581
2,058,000	Sabine Pass Liquefaction LLC, 5.00%, 3/15/27, Callable 9/15/26 @ 100	2,261,228
505,000	Spectra Energy Partners LP, 3.50%, 3/15/25, Callable 12/15/24 @ 100	522,811
231,000	Sunoco Logistics Partners LP, 5.30%, 4/1/44, Callable 10/1/43 @ 100	243,415
101,000	Sunoco Logistics Partners Operations LP, 5.35%, 5/15/45, Callable 11/15/44 @ 100	108,369
252,000	Tesoro Logistics LP, 5.25%, 1/15/25, Callable 1/15/21 @ 102.63	264,285
220,000	Texas Eastern Transmission LP, 2.80%, 10/15/22, Callable 7/15/22 @ 100(a)	221,701

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$891,000	Texas Eastern Transmission LP, 3.50%, 1/15/28, Callable 10/15/27 @ 100(a)	$926,551
1,519,000	Texas Eastern Transmission LP, 4.15%, 1/15/48, Callable 7/15/47 @ 100(a)	1,599,673
2,127,000	Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/1/26, Callable 11/1/25 @ 100	2,689,071
1,820,000	Transcontinental Gas Pipe Line Co. LLC, 4.00%, 3/15/28, Callable 12/15/27 @ 100	1,930,778
448,000	Transcontinental Gas Pipe Line Co. LLC, 4.60%, 3/15/48, Callable 9/15/47 @ 100	487,909
442,000	Western Midstream Operating LP, 4.00%, 7/1/22, Callable 4/1/22 @ 100	447,063
780,000	Williams Cos., Inc., 5.25%, 3/15/20	786,844
47,000	Williams Cos., Inc., 7.88%, 9/1/21	51,654
240,000	Williams Cos., Inc., 4.55%, 6/24/24, Callable 3/24/24 @ 100	257,435
1,265,000	Williams Cos., Inc., 3.90%, 1/15/25, Callable 10/15/24 @ 100	1,323,883
250,000	Williams Cos., Inc., Series A, 7.50%, 1/15/31	325,549
30,000	Williams Cos., Inc., 5.75%, 6/24/44, Callable 12/24/43 @ 100	34,840
204,000	Williams Partners LP, 4.13%, 11/15/20, Callable 8/15/20 @ 100	207,064
10,000	Williams Partners LP, 4.00%, 11/15/21, Callable 8/15/21 @ 100	10,264
120,000	Williams Partners, LP, 3.75%, 6/15/27, Callable 3/15/27 @ 100	123,739

		49,490,827

Pharmaceuticals (0.2%):
160,000	Bayer US Finance II LLC, 3.95%, 4/15/45, Callable 10/15/44 @ 100(a)	148,546
1,449,000	Bristol-Myers Squibb Co., 3.20%, 6/15/26, Callable 4/15/26 @ 100(a)	1,516,822
635,000	Bristol-Myers Squibb Co., 4.13%, 6/15/39, Callable 12/15/38 @ 100(a)	717,236
343,000	Eli Lilly & Co., 4.15%, 3/15/59, Callable 9/15/58 @ 100	398,462
44,000	Forest Laboratories, Inc., 5.00%, 12/15/21, Callable 9/16/21 @ 100(a)	46,222
241,000	Johnson & Johnson, 2.45%, 3/1/26, Callable 12/1/25 @ 100	245,286
179,000	Johnson & Johnson, 2.90%, 1/15/28, Callable 10/15/27 @ 100	188,008

10,000	Johnson & Johnson, 3.40%, 1/15/38, Callable 7/15/37 @ 100	10,772
95,000	Merck & Co., Inc., 3.60%, 9/15/42, Callable 3/15/42 @ 100	104,982
50,000	Merck & Co., Inc., 3.70%, 2/10/45, Callable 8/10/44 @ 100	56,409
140,000	Mylan, Inc., 5.40%, 11/29/43, Callable 5/29/43 @ 100	149,375
224,000	Mylan, Inc., 5.20%, 4/15/48, Callable 10/15/47 @ 100	237,431
13,000	Novartis Capital Corp., 3.00%, 11/20/25, Callable 8/20/25 @ 100	13,665
Principal Amount		Fair Value
Corporate Bonds, continued
Pharmaceuticals, continued
$102,000	Pfizer, Inc., 3.00%, 9/15/21	$104,206
105,000	Pfizer, Inc., 7.20%, 3/15/39	163,012
195,000	Pfizer, Inc., 4.13%, 12/15/46	227,411
25,000	Wyeth LLC, 5.95%, 4/1/37	34,175

		4,362,020

Professional Services (0.1%):
120,000	Equifax, Inc., 2.30%, 6/1/21, Callable 5/1/21 @ 100	119,804
235,000	RELX Capital, Inc., 3.13%, 10/15/22, Callable 7/15/22 @ 100	239,736
2,269,000	RELX Capital, Inc., 3.50%, 3/16/23, Callable 2/16/23 @ 100	2,348,819
323,000	RELX Capital, Inc., 4.00%, 3/18/29, Callable 12/18/28 @ 100	351,578

		3,059,937

Real Estate Management & Development (0.2%):
2,425,000	CC Holdings GS V LLC, 3.85%, 4/15/23	2,548,025
915,000	Northwest Florida Timber Finance LLC, 4.75%, 3/4/29(a)	952,134

		3,500,159

Road & Rail (0.6%):
160,000	Burlingtn North Santa Fe LLC, 4.05%, 6/15/48, Callable 12/15/47 @ 100	183,146
57,000	Burlington Northern Santa Fe LLC, 6.15%, 5/1/37	80,238
165,000	Burlington Northern Santa Fe LLC, 5.05%, 3/1/41, Callable 9/1/40 @ 100	207,612
85,000	Burlington Northern Santa Fe LLC, 4.95%, 9/15/41, Callable 3/15/41 @ 100	105,389
812,000	Burlington Northern Santa Fe LLC, 4.55%, 9/1/44, Callable 3/1/44 @ 100	974,124
1,532,000	CSX Corp., 2.60%, 11/1/26, Callable 8/1/26 @ 100	1,546,655
844,000	CSX Corp., 3.25%, 6/1/27, Callable 3/1/27 @ 100	884,542
454,000	CSX Corp., 3.80%, 3/1/28, Callable 12/1/27 @ 100	494,269
169,000	CSX Corp., 4.25%, 3/15/29, Callable 12/15/28 @ 100	190,566

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

489,000	CSX Corp., 4.30%, 3/1/48, Callable 9/1/47 @ 100	545,499
460,000	CSX Corp., 3.95%, 5/1/50, Callable 11/1/49 @ 100	491,535
217,000	Norfolk Southern Corp., 2.90%, 2/15/23, Callable 11/15/22 @ 100	221,893
215,000	Norfolk Southern Corp., 3.65%, 8/1/25, Callable 6/1/25 @ 100	229,752
742,000	Norfolk Southern Corp., 2.90%, 6/15/26, Callable 3/15/26 @ 100	763,750
105,000	Norfolk Southern Corp., 3.95%, 10/1/42	113,558
135,000	Norfolk Southern Corp., 4.45%, 6/15/45, Callable 12/15/44 @ 100	156,390
3,000	Norfolk Southern Corp., 3.94%, 11/1/47, Callable 5/1/47 @ 100	3,275
65,000	Norfolk Southern Corp., 4.05%, 8/15/52, Callable 2/15/52 @ 100	71,136
1,090,000	Ryder System, Inc., 2.65%, 3/2/20, Callable 2/2/20 @ 100, MTN	1,091,729
Principal Amount		Fair Value
Corporate Bonds, continued
Road & Rail, continued
$487,000	Union Pacific Corp., 3.50%, 6/8/23, Callable 5/8/23 @ 100	$509,333
345,000	Union Pacific Corp., 2.75%, 3/1/26, Callable 12/1/25 @ 100	350,355
330,000	Union Pacific Corp., 3.95%, 9/10/28, Callable 6/10/28 @ 100	363,249
20,000	Union Pacific Corp., 3.55%, 8/15/39, Callable 2/15/39 @ 100, MTN	20,942
190,000	Union Pacific Corp., 4.50%, 9/10/48, Callable 3/10/48 @ 100	225,231
74,000	Union Pacific Corp., 3.88%, 2/1/55, Callable 8/1/54 @ 100	77,562
448,000	Union Pacific Corp., 3.95%, 8/15/59, Callable 2/15/59 @ 100	477,150
1,575,000	Union Pacific Corp., 4.10%, 9/15/67, Callable 3/15/67 @ 100	1,661,444
418,141	Union Pacific Railroad Co., Series 2014-1, 3.23%, 5/14/26	432,883

		12,473,207

Semiconductors & Semiconductor Equipment (0.7%):
455,000	Analog Devices, Inc., 3.50%, 12/5/26, Callable 9/5/26 @ 100	476,055
50,000	Analog Devices, Inc., 4.50%, 12/5/36, Callable 6/5/36 @ 100	53,725
7,000	Analog Devices, Inc., 5.30%, 12/15/45, Callable 6/15/45 @ 100	8,686

253,000	Applied Materials, Inc., 3.90%, 10/1/25, Callable 7/1/25 @ 100	275,035
1,076,000	Applied Materials, Inc., 3.30%, 4/1/27, Callable 1/1/27 @ 100	1,141,821
45,000	Applied Materials, Inc., 5.85%, 6/15/41	61,580
495,000	Applied Materials, Inc., 4.35%, 4/1/47, Callable 10/1/46 @ 100	600,520
2,532,000	Broadcom Cayman Finance, Ltd., 3.88%, 1/15/27, Callable 10/15/26 @ 100	2,537,540
1,945,000	Broadcom, Inc., 3.13%, 4/15/21(a)	1,963,295
865,000	Broadcom, Inc., 3.13%, 10/15/22(a)	875,198
200,000	Broadcom, Inc., 4.25%, 4/15/26, Callable 2/15/26 @ 100(a)	206,337
70,000	Intel Corp., 4.25%, 12/15/42	82,591
55,000	Intel Corp., 4.10%, 5/19/46, Callable 11/19/45 @ 100	63,621
19,000	KLA-Tencor Corp., 4.65%, 11/1/24, Callable 8/1/24 @ 100	20,918
841,000	KLA-Tencor Corp., 4.10%, 3/15/29, Callable 12/15/28 @ 100	927,898
435,000	KLA-Tencor Corp., 5.00%, 3/15/49, Callable 9/15/48 @ 100	535,933
645,000	Lam Research Corp., 2.75%, 3/15/20, Callable 2/15/20 @ 100	646,001
302,000	Lam Research Corp., 2.80%, 6/15/21, Callable 5/15/21 @ 100	305,611
675,000	Lam Research Corp., 3.75%, 3/15/26, Callable 1/15/26 @ 100	720,055
405,000	Lam Research Corp., 4.88%, 3/15/49, Callable 9/15/48 @ 100	496,019
1,845,000	NVIDIA Corp., 3.20%, 9/16/26, Callable 6/16/26 @ 100	1,930,959
353,000	Qualcomm, Inc., 4.80%, 5/20/45, Callable 11/20/44 @ 100	423,135
Principal Amount		Fair Value
Corporate Bonds, continued
Semiconductors & Semiconductor Equipment, continued
$174,000	Qualcomm, Inc., 4.30%, 5/20/47, Callable 11/20/46 @ 100	$194,542
20,000	Texas Instruments, Inc., 2.90%, 11/3/27, Callable 8/3/27 @ 100	20,965
625,000	Texas Instruments, Inc., 2.25%, 9/4/29, Callable 6/4/29 @ 100	613,918
260,000	Texas Instruments, Inc., 4.15%, 5/15/48, Callable 11/15/47 @ 100	316,463

		15,498,421

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Software (0.5%):
990,000	Autodesk, Inc., 3.13%, 6/15/20, Callable 5/15/20 @ 100	994,818
430,000	Microsoft Corp., 2.13%, 12/6/21, Callable 9/6/21 @ 100	490,559
35,000	Microsoft Corp., 3.13%, 11/3/25, Callable 8/3/25 @ 100	37,129
688,000	Microsoft Corp., 3.30%, 2/6/27, Callable 11/6/26 @ 100	742,071
359,000	Microsoft Corp., 3.50%, 2/12/35, Callable 8/12/34 @ 100	395,867
822,000	Microsoft Corp., 4.20%, 11/3/35, Callable 5/3/35 @ 100	982,696
925,000	Microsoft Corp., 3.45%, 8/8/36, Callable 2/8/36 @ 100	1,021,951
116,000	Microsoft Corp., 4.10%, 2/6/37, Callable 8/6/36 @ 100	137,197
100,000	Microsoft Corp., 4.50%, 10/1/40	125,449
63,000	Microsoft Corp., 3.75%, 2/12/45, Callable 8/12/44 @ 100	71,875
15,000	Microsoft Corp., 4.45%, 11/3/45, Callable 5/3/45 @ 100	18,867
1,560,000	Microsoft Corp., 3.70%, 8/8/46, Callable 2/8/46 @ 100	1,778,207
247,000	Oracle Corp., 2.40%, 9/15/23, Callable 7/15/23 @ 100	250,032
2,251,000	Oracle Corp., 3.90%, 5/15/35, Callable 11/15/34 @ 100	2,498,052
306,000	Oracle Corp., 3.80%, 11/15/37, Callable 5/15/37 @ 100	334,422
20,000	Oracle Corp., 6.13%, 7/8/39	28,255
122,000	Oracle Corp., 5.38%, 7/15/40	158,616
14,000	Oracle Corp., 4.50%, 7/8/44, Callable 1/8/44 @ 100	16,618
190,000	Oracle Corp., 4.13%, 5/15/45, Callable 11/15/44 @ 100	212,762
225,000	Oracle Corp., 4.00%, 7/15/46, Callable 1/15/46 @ 100	249,688

		10,545,131

Specialty Retail (0.2%):
270,000	Home Depot, Inc. (The), 3.00%, 4/1/26, Callable 1/1/26 @ 100	282,456
28,000	Home Depot, Inc. (The), 3.90%, 12/6/28, Callable 9/6/28 @ 100	31,410
887,000	Home Depot, Inc. (The), 2.95%, 6/15/29, Callable 3/15/29 @ 100	930,708
709,000	Home Depot, Inc. (The), 5.88%, 12/16/36	979,139
167,000	Home Depot, Inc. (The), 5.95%, 4/1/41, Callable 10/1/40 @ 100	237,465
103,000	Home Depot, Inc. (The), 4.25%, 4/1/46, Callable 10/1/45 @ 100	122,742

54,000	Home Depot, Inc. (The), 3.90%, 6/15/47, Callable 12/15/46 @ 100	61,578
Principal Amount		Fair Value
Corporate Bonds, continued
Specialty Retail, continued
$193,000	Lowe’s Cos., Inc., 2.50%, 4/15/26, Callable 1/15/26 @ 100	$192,092
455,000	Lowe’s Cos., Inc., 3.70%, 4/15/46, Callable 10/15/45 @ 100	454,789
330,000	Lowe’s Cos., Inc., 4.05%, 5/3/47, Callable 11/3/46 @ 100	351,804

		3,644,183

Technology Hardware, Storage & Peripherals (0.2%):
1,035,000	Apple, Inc., 1.00%, 11/10/22	1,170,590
2,559,000	Apple, Inc., 3.85%, 5/4/43	2,870,259
176,000	Apple, Inc., 3.45%, 2/9/45	186,145
35,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 8.35%, 7/15/46, Callable 1/15/46 @ 100(a)	46,071
40,000	Hewlett Packard Enterprise Co., 4.40%, 10/15/22, Callable 8/15/22 @ 100	42,339
5,000	HP Enterprise Co., 3.60%, 10/15/20, Callable 9/15/20 @ 100	5,061
7,000	HP, Inc., 3.75%, 12/1/20	7,115

		4,327,580

Tobacco (0.4%):
149,000	Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100	159,264
1,735,000	Altria Group, Inc., 4.80%, 2/14/29, Callable 11/14/28 @ 100	1,897,798
576,000	Altria Group, Inc., 5.80%, 2/14/39, Callable 8/14/38 @ 100	665,936
1,038,000	Altria Group, Inc., 5.38%, 1/31/44	1,148,445
40,000	Altria Group, Inc., 6.20%, 2/14/59, Callable 8/14/58 @ 100	47,249
385,000	BAT Capital Corp., 2.76%, 8/15/22, Callable 7/15/22 @ 100	388,217
190,000	BAT Capital Corp., 3.22%, 8/15/24, Callable 6/15/24 @ 100	192,074
1,531,000	BAT Capital Corp., 3.56%, 8/15/27, Callable 5/15/27 @ 100	1,535,722
14,000	Philip Morris International, Inc., 2.50%, 8/22/22^	14,108
92,000	Reynolds American, Inc., 3.25%, 6/12/20	92,516
550,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	585,157
1,113,000	Reynolds American, Inc., 5.85%, 8/15/45, Callable 2/15/45 @ 100	1,231,136

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

955,000	RJ Reynolds Tobacco Co., 6.88%, 5/1/20	977,376

		8,934,998

Trading Companies & Distributors (0.0%†):
215,000	Air Lease Corp., 3.88%, 7/3/23, Callable 6/3/23 @ 100	224,413

Wireless Telecommunication Services (0.3%):
6,310,000	Sprint Spectrum Co. LLC, 3.36%, 3/20/23(a)	6,362,133

Total Corporate Bonds (Cost $499,712,218)		524,224,145

Foreign Bonds (1.9%):
Aerospace & Defense (0.1%):
1,260,000	Rolls-Royce plc, Series E, 2.13%, 6/18/21+(a)	1,422,100

Automobiles (0.1%):
995,000	Daimler International Finance BV, Series E, 0.25%, 8/9/21+(a)	1,089,610
Principal Amount		Fair Value
Foreign Bonds, continued
Automobiles, continued
$710,000	Volkswagen Financial Services AG, Series E, 0.75%, 10/14/21+(a)	$784,544

		1,874,154

Banks (0.4%):
1,100,000	Banque Federative du Credit Mutuel SA, Series E, 0.13%, 8/30/21+(a)	1,204,498
1,400,000	Credit Agricole SA, Series E, 0.75%, 12/1/22+(a)	1,568,286
1,000,000	ING Bank NV, Series G, 4/8/22+(a)	1,092,873
1,000,000	Toronto-Dominion Bank (The), Series E, 0.38%, 4/25/24+(a)	1,101,918

		4,967,575

Chemicals (0.0%†):
800,000	Air Liquide Finance SA, Series E, 0.38%, 4/18/22, Callable 1/18/22 @ 100+(a)	883,993

Consumer Finance (0.0%†):
570,000	Toyota Motor Finance Netherlands BV, Series E, 0.25%, 1/10/22+(a)	626,422

Diversified Financial Services (0.2%):
550,000	BAT International Finance plc, Series E, 0.88%, 10/13/23, Callable 7/13/23 @ 100+(a)	606,828
1,035,000	BP Capital Markets plc, Series E, 1.37%, 3/3/22+(a)	1,168,019
640,000	BP Capital Markets plc, Series E, 1.11%, 2/16/23+(a)	723,843
400,000	Total Capital International SA, Series E, 2.13%, 11/19/21+(a)	457,855
400,000	Total Capital International SA, Series E, 2.13%, 3/15/23+(a)	470,271
1,200,000	Volvo Treasury AB, Series E, 0.22%(EUR003M+65bps), 9/13/21+(a)	1,317,071

		4,743,887

Diversified Telecommunication Services (0.0%†):
900,000	Orange SA, Series E, 0.50%, 1/15/22, Callable 12/15/21 @ 100+(a)	994,806
540,000	Telenor ASA, Series E, 9/25/23, Callable 6/25/23 @ 100+(a)	590,622

		1,585,428

Electric Utilities (0.0%†):
500,000	Iberdrola International BV, Series E, 3.50%, 2/1/21+(a)	571,589
500,000	RTE Reseau de Transport d’Electricite, Series E, 1.63%, 10/8/24, Callable 7/8/24 @ 100+(a)	587,140

		1,158,729

Electrical Equipment (0.1%):
1,565,000	Eaton Capital Unlimited Co., 0.02%, 5/14/21, Callable 4/14/21 @ 100+(a)	1,708,793
400,000	Schneider Electric SE, Series E, 0.25%, 9/9/24, Callable 6/9/24 @ 100+(a)	442,145

		2,150,938

Energy Equipment & Services (0.0%†):
440,000	Schlumberger Finance BV, 0.04%, 10/15/24, Callable 7/15/24 @ 100+(a)	478,476

Health Care Equipment & Supplies (0.2%):
730,000	DH Europe Finance II Sarl, 0.20%, 3/18/26, Callable 12/18/25 @ 100+	792,474
2,180,000	Medtronic Global Holdings SCA, 12/2/22, Callable 11/2/22 @ 100+	2,378,947
400,000	Medtronic Global Holdings SCA, 0.38%, 3/7/23, Callable 2/7/23 @ 100+	441,273

		3,612,694

Principal Amount		Fair Value
Foreign Bonds, continued
Hotels, Restaurants & Leisure (0.1%):
$1,165,000	Carnival Corp., 1.88%, 11/7/22+	$1,341,261

Industrial Conglomerates (0.2%):
2,720,000	Siemens Financieringsmaatschappij NV, Series E, 9/5/21+(a)	2,977,682

Media (0.0%†):
495,000	Sky, Ltd., Series E, 1.50%, 9/15/21+(a)	556,287

Multi-Utilities (0.2%):
1,400,000	Engie SA, Series E, 0.38%, 2/28/23, Callable 11/28/22 @ 100+(a)	1,546,727
395,000	ESB Finance DAC, Series E, 3.49%, 1/12/24+(a)	495,808
1,300,000	Veolia Environnement SA, Series E, 0.67%, 3/30/22, Callable 12/30/21 @ 100+(a)	1,439,861

		3,482,396

Oil, Gas & Consumable Fuels (0.0%†):
735,000	Shell International Finance BV, Series E, 1.25%, 3/15/22+(a)	829,671

Pharmaceuticals (0.3%):
1,100,000	Merck Financial Services GmbH, Series E, 0.01%, 12/15/23, Callable 9/15/23 @ 100+(a)	1,201,752
740,000	Novartis Finance SA, 0.50%, 8/14/23, Callable 5/14/23 @ 100+(a)	826,435
880,000	Novartis Finance SA, 0.13%, 9/20/23+(a)	970,858

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

1,000,000	Sanofi, 9/13/22, Callable 6/13/22 @ 100+(a)	1,094,507

		4,093,552

Software (0.0%†):
800,000	Dassault Systemes SE, 9/16/22, Callable 8/16/22 @ 100+(a)	875,083
700,000	SAP SE, 0.25%, 3/10/22, Callable 2/10/22 @ 100+(a)	770,069

		1,645,152

Textiles, Apparel & Luxury Goods (0.0%†):
200,000	LVMH Moet Hennessy, Series E, 2/28/21+(a)	218,854
690,000	LVMH Moet Hennessy, Series E, 0.38%, 5/26/22, Callable 2/26/22 @ 100+(a)	761,323

		980,177

Total Foreign Bonds (Cost $40,323,475)		39,410,574

Yankee Dollars (6.9%):
Airlines (0.0%†):
251,999	Air Canada Pass Through Trust, Class B, Series 2015-2, 5.00%, 6/15/25(a)	263,073
317,848	Air Canada Pass Through Trust, Class A, Series 2017-1, 3.30%, 7/15/31(a)	327,093

		590,166

Automobiles (0.1%):
1,300,000	Volkswagen International Finance NV, 4.00%, 8/12/20(a)	1,318,204

Banks (2.2%):
3,145,000	ABN AMRO Bank NV, 2.65%, 1/19/21(a)	3,150,132
1,200,000	ABN AMRO Bank NV, 3.40%, 8/27/21(a)	1,223,076
1,165,000	Australia & New Zealand Banking Group, Ltd., 2.25%, 11/9/20	1,168,105
800,000	Banco Santander SA, 2.71%, 6/27/24	808,653
Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$1,000,000	Banco Santander SA, 3.31%, 6/27/29	$1,029,634
1,118,000	Banque Federative du Credit Mutuel SA, 2.75%, 10/15/20(a)	1,126,255
1,608,000	Barclays Bank plc, 5.14%, 10/14/20	1,644,337
2,782,000	Barclays Bank plc, 3.25%, 1/12/21	2,817,500
637,000	Barclays Bank plc, 4.34%(US0003M+136bps), 5/16/24, Callable 5/16/23 @ 100	664,645
1,725,000	BNP Paribas SA, 3.38%, 1/9/25(a)	1,778,337
1,930,000	BNP Paribas SA, 4.71%(US0003M+224bps), 1/10/25, Callable 1/10/24 @ 100(a)	2,083,915
470,000	BPCE SA, 3.00%, 5/22/22(a)	476,738
1,509,000	BPCE SA, 2.70%, 10/1/29(a)	1,500,719
1,102,000	Danske Bank A/S, 5.00%, 1/12/22(a)	1,158,457

580,000	Danske Bank A/S, 3.88%, 9/12/23(a)	600,879
720,000	Danske Bank A/S, 5.38%, 1/12/24(a)	788,980
200,000	Danske Bank A/S, 3.24%, 12/20/25, Callable 12/20/24 @ 100(a)	201,283
1,622,000	HSBC Holdings plc, 2.95%, 5/25/21	1,636,827
590,000	HSBC Holdings plc, 2.65%, 1/5/22	594,053
1,563,000	HSBC Holdings plc, 3.26%(US0003M+106bps), 3/13/23, Callable 3/13/22 @ 100	1,589,488
285,000	HSBC Holdings plc, 4.25%, 3/14/24	299,585
200,000	HSBC Holdings plc, 3.95%(US0003M+99bps), 5/18/24, Callable 5/18/23 @ 100	208,750
225,000	HSBC Holdings plc, 4.04%(US0003M+155bps), 3/13/28, Callable 3/13/27 @ 100	238,678
560,000	ING Bank NV, 5.00%, 6/9/21(a)	585,514
205,000	ING Groep NV, 4.63%, 1/6/26(a)	226,798
370,000	ING Groep NV, 3.95%, 3/29/27	397,975
274,000	Lloyds Banking Group plc, 2.70%, 8/17/20	275,934
320,000	Lloyds Banking Group plc, 3.00%, 1/11/22	323,403
435,000	Lloyds Banking Group plc, 4.05%, 8/16/23	455,428
300,000	Lloyds Banking Group plc, 2.91%(US0003M+81bps), 11/7/23, Callable 11/7/22 @ 100	300,922
1,041,000	Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/1/21	1,050,497
135,000	Mitsubishi UFJ Financial Group, Inc., 3.54%, 7/26/21	137,947
2,925,000	Mitsubishi UFJ Financial Group, Inc., 3.20%, 7/18/29	3,019,948
200,000	Mizuho Financial Group, Inc., 2.27%, 9/13/21	199,595
210,000	Mizuho Financial Group, Inc., 2.95%, 2/28/22	213,016
2,395,000	Mizuho Financial Group, Inc., 2.84%, 7/16/25, Callable 7/16/24 @ 100	2,412,455
1,015,000	Mizuho Financial Group, Inc., 2.55%, 9/13/25, Callable 9/13/24 @ 100	1,012,233
Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$364,000	Mizuho Financial Group, Inc., 2.87%(US0003M+131bps), 9/13/30, Callable 9/13/29 @ 100	$361,701
570,000	Rabobank Nederland NY, Series G, 2.50%, 1/19/21	572,313
315,000	Royal Bank of Scotland Group plc, 4.52%, 6/25/24, Callable 6/25/23 @ 100	330,595

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

1,500,000	Santander UK Group Holdings plc, 5.00%, 11/7/23(a)	1,589,715
240,000	Santander UK Group Holdings plc, 7.95%, 10/26/29	306,131
755,000	Societe Generale SA, 2.63%, 9/16/20(a)	759,112
1,375,000	Standard Chartered plc, 2.25%, 4/17/20(a)	1,375,501
210,000	Standard Chartered plc, 3.95%, 1/11/23(a)	215,167
1,740,000	Standard Chartered plc, 4.25%(US0003M+115bps), 1/20/23, Callable 1/20/22 @ 100(a)	1,797,523
295,000	Standard Chartered plc, 3.79%, 5/21/25, Callable 5/21/24 @ 100(a)	305,435
1,355,000	Sumitomo Mitsui Financial Group, Inc., 2.93%, 3/9/21	1,367,443
19,000	Sumitomo Mitsui Financial Group, Inc., 3.10%, 1/17/23	19,467
200,000	Sumitomo Mitsui Financial Group, Inc., 2.45%, 9/27/24	199,681
158,000	Sumitomo Mitsui Financial Group, Inc., 2.63%, 7/14/26	158,083
325,000	Sumitomo Mitsui Financial Group, Inc., 3.45%, 1/11/27	341,716
102,000	Sumitomo Mitsui Financial Group, Inc., 3.36%, 7/12/27	106,989
735,000	Sumitomo Mitsui Financial Group, Inc., 3.04%, 7/16/29	749,791
360,000	Svenska Handelsbanken AB, 1.88%, 9/7/21	358,813
110,000	Westpac Banking Corp., 2.65%, 1/25/21	110,864
93,000	Westpac Banking Corp., 2.00%, 8/19/21	92,931
140,000	Westpac Banking Corp., 2.50%, 6/28/22	141,499
20,000	Westpac Banking Corp., 2.75%, 1/11/23	20,414
7,000	Westpac Banking Corp., 3.65%, 5/15/23	7,366
48,000	Westpac Banking Corp., 3.30%, 2/26/24	50,198

		48,739,139

Biotechnology (0.1%):
962,000	Shire Acquisitions Investments, 2.40%, 9/23/21, Callable 8/23/21 @ 100	965,461
1,734,000	Shire Acquisitions Investments, 3.20%, 9/23/26, Callable 6/23/26 @ 100	1,785,603

		2,751,064

Building Products (0.0%†):
19,000	Johnson Controls International plc, 3.90%, 2/14/26, Callable 11/14/25 @ 100	20,257

Principal Amount		Fair Value
Yankee Dollars, continued
Capital Markets (0.7%):
$2,125,000	Credit Suisse Group AG, 3.87%(US0003M+141bps), 1/12/29, Callable 1/12/28 @ 100(a)	$2,238,154

1,775,000	Credit Suisse Group Fun, Ltd., 2.75%, 3/26/20	1,779,203
250,000	Credit Suisse Group Fun, Ltd., 3.45%, 4/16/21	253,866
180,000	Deutsche Bank AG, 2.95%, 8/20/20	179,968
945,000	Deutsche Bank AG, 4.25%, 10/14/21	957,304
206,000	Deutsche Bank AG, 4.10%, 1/13/26	206,520
10,000	Macquarie Group, Ltd., 4.65%(US0003M+173bps), 3/27/29, Callable 3/27/28 @ 100(a)	11,050
1,980,000	UBS Group AG, 2.20%, 6/8/20, Callable 5/8/20 @ 100(a)	1,982,024
1,135,000	UBS Group AG, 2.45%, 12/1/20, Callable 11/1/20 @ 100(a)	1,141,013
3,445,000	UBS Group AG, 2.86%(US0003M+95bps), 8/15/23, Callable 8/15/22 @ 100(a)	3,481,637
395,000	UBS Group AG, 4.13%, 9/24/25(a)	426,055
1,197,000	UBS Group Funding, 2.65%, 2/1/22(a)	1,206,568

		13,863,362

Chemicals (0.0%†):
250,000	Air Liquide Finance SA, 1.75%, 9/27/21, Callable 8/27/21 @ 100(a)	248,194

Communications Equipment (0.0%†):
125,000	Tyco Electronics Group SA, 3.45%, 8/1/24, Callable 5/1/24 @ 100	130,245
6,000	Tyco Electronics Group SA, 3.13%, 8/15/27, Callable 5/15/27 @ 100	6,132

		136,377

Construction & Engineering (0.1%):
1,295,000	Vinci SA, 3.75%, 4/10/29, Callable 1/30/29 @ 100(a)	1,414,099

Consumer Finance (0.1%):
1,675,000	Hyundai Capital Services, Inc., 3.00%, 8/29/22(a)	1,685,720
1,390,000	Hyundai Capital Services, Inc., 3.75%, 3/5/23(a)	1,435,801

		3,121,521

Diversified Financial Services (0.6%):
940,000	BAT International Finance Plc, 3.95%, 6/15/25(a)	978,331
474,000	BP Capital Markets PLC, 3.28%, 9/19/27, Callable 6/19/27 @ 100	498,476
245,000	Corp. Financiera de Desarrollo SA, 4.75%, 7/15/25(a)	269,806
1,695,000	GE Capital International Funding, 4.42%, 11/15/35	1,768,285
1,425,000	Mitsubishi UFJ Trust & Banking Corp., 2.65%, 10/19/20(a)	1,433,550
657,000	Nvent Finance Sarl, 4.55%, 4/15/28, Callable 1/15/28 @ 100	693,942

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

1,396,000	NXP BV/NXP Funding LLC, 4.63%, 6/1/23(a)	1,484,995
816,000	NXP BV/NXP Funding LLC, 4.88%, 3/1/24, Callable 2/1/24 @ 100(a)	884,340
383,000	NXP BV/NXP Funding LLC, 4.30%, 6/18/29, Callable 3/18/29 @ 100(a)	409,331
2,656,000	ORIX Corp., 2.90%, 7/18/22	2,696,307
Principal Amount		Fair Value
Yankee Dollars, continued
Diversified Financial Services, continued
$2,460,000	Shell International Finance BV, 3.25%, 5/11/25	$2,607,135
18,000	Shell International Finance BV, 4.55%, 8/12/43	21,964
20,000	Total Capital Canada, Ltd., 2.75%, 7/15/23	20,549
40,000	Total Capital International SA, 2.75%, 6/19/21	40,535
40,000	Total Capital International SA, 2.88%, 2/17/22	40,896
10,000	Total Capital International SA, 3.75%, 4/10/24	10,707
110,000	Total Capital International SA, 2.43%, 1/10/25, Callable 10/10/24 @ 100	111,426

		13,970,575

Diversified Telecommunication Services (0.1%):
1,110,000	Deutsche Telekom International Finance BV, 1.95%, 9/19/21, Callable 8/19/21 @ 100(a)	1,101,950
305,000	Deutsche Telekom International Finance BV, 2.82%, 1/19/22, Callable 12/19/21 @ 100(a)	308,504

		1,410,454

Food & Staples Retailing (0.1%):
1,240,000	Seven & I Holdings Co., Ltd., 3.35%, 9/17/21(a)	1,265,029

Insurance (0.1%):
81,000	Aon plc, 4.45%, 5/24/43, Callable 2/24/43 @ 100	87,401
729,000	Aon plc, 4.60%, 6/14/44, Callable 3/14/44 @ 100	835,847
315,000	Aon plc, 4.75%, 5/15/45, Callable 11/15/44 @ 100	368,907
185,000	Trinity Acquistion plc, 4.40%, 3/15/26, Callable 12/15/25 @ 100	200,166

		1,492,321

Interactive Media & Services (0.2%):
490,000	Baidu, Inc., 4.38%, 5/14/24, Callable 4/14/24 @ 100	522,610
475,000	Baidu, Inc., 4.38%, 3/29/28, Callable 12/29/27 @ 100	515,360
1,511,000	Tencent Holdings, Ltd., 2.99%, 1/19/23, Callable 12/19/22 @ 100(a)	1,533,846
515,000	Tencent Holdings, Ltd., 3.60%, 1/19/28, Callable 10/19/27 @ 100(a)	536,237

		3,108,053

Internet & Direct Marketing Retail (0.0%†):
320,000	Alibaba Group Holding, Ltd., 2.80%, 6/6/23, Callable 5/6/23 @ 100	323,772

460,000	Alibaba Group Holding, Ltd., 4.40%, 12/6/57, Callable 6/6/57 @ 100	532,371

		856,143

Machinery (0.0%†):
120,000	CNH Industrial NV, 3.85%, 11/15/27, Callable 8/15/27 @ 100	123,543
700,000	Ingersoll-Rand Luxembourg Finance SA, 3.50%, 3/21/26, Callable 1/21/26 @ 100	727,398

		850,941

Principal Amount		Fair Value
Yankee Dollars, continued
Media (0.0%†):
$460,000	SKY LTD, 3.75%, 9/16/24(a)	$492,132

Metals & Mining (0.1%):
755,000	Anglo American Capital plc, 3.63%, 9/11/24(a)	776,706
225,000	Anglo American Capital plc, 4.88%, 5/14/25(a)	243,844
750,000	Anglo American Capital plc, 4.75%, 4/10/27(a)	805,313
105,000	ArcelorMittal, 3.60%, 7/16/24	105,722
354,000	ArcelorMittal, 4.55%, 3/11/26	369,930
6,000	Teck Resources, Ltd., 6.13%, 10/1/35	6,765
30,000	Teck Resources, Ltd., 6.25%, 7/15/41, Callable 1/15/41 @ 100	33,113

		2,341,393

Oil, Gas & Consumable Fuels (0.6%):
555,000	Ecopetrol SA, 4.13%, 1/16/25	584,138
4,155,000	Petroleos Mexicanos, 6.50%, 3/13/27	4,313,796
883,000	Petroleos Mexicanos, 5.63%, 1/23/46	751,597
37,000	Shell International Finance BV, 2.38%, 8/21/22	37,478
848,000	Shell International Finance BV, 4.13%, 5/11/35	976,462
114,000	Shell International Finance BV, 6.38%, 12/15/38	166,127
289,000	Suncor Energy, Inc., 5.95%, 12/1/34	378,552
60,000	Suncor Energy, Inc., 6.80%, 5/15/38	84,561
208,000	Suncor Energy, Inc., 6.50%, 6/15/38	286,434
923,000	TransCanada PipeLines, Ltd., 4.88%, 1/15/26, Callable 10/15/25 @ 100	1,033,604
596,000	TransCanada PipeLines, Ltd., 4.25%, 5/15/28, Callable 2/15/28 @ 100	657,885
59,000	TransCanada PipeLines, Ltd., 4.63%, 3/1/34, Callable 12/1/33 @ 100	66,725
136,000	TransCanada PipeLines, Ltd., 5.85%, 3/15/36	167,786
377,000	TransCanada PipeLines, Ltd., 4.75%, 5/15/38, Callable 11/15/37 @ 100	429,351
641,000	TransCanada PipeLines, Ltd., 6.10%, 6/1/40	825,815

		10,760,311

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Pharmaceuticals (0.3%):
1,346,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100	1,380,035
133,000	Actavis Funding SCS, 3.80%, 3/15/25, Callable 12/15/24 @ 100	139,008
1,340,000	Actavis Funding SCS, 4.55%, 3/15/35, Callable 9/15/34 @ 100	1,420,724
123,000	Allergan Funding SCS, 3.85%, 6/15/24, Callable 3/15/24 @ 100(a)	128,870
47,000	AstraZeneca plc, 2.38%, 6/12/22, Callable 5/12/22 @ 100	47,305
Principal Amount		Fair Value
Yankee Dollars, continued
Pharmaceuticals, continued
$1,840,000	Takeda Pharmaceutical Co., Ltd., 5.00%, 11/26/28, Callable 8/26/28 @ 100(a)	$2,151,227

		5,267,169

Professional Services (0.0%†):
62,000	IHS Markit, Ltd., 4.00%, 3/1/26, Callable 12/1/25 @ 100(a)	65,410

Real Estate Management & Development (0.0%†):
250,000	Mitsui Fudosan Co., Ltd., 2.95%, 1/23/23, Callable 12/23/22 @ 100(a)	253,750

Sovereign Bond (1.4%):
275,000	Colombia Government International Bond, 4.50%, 3/15/29, Callable 12/15/28 @ 100	305,250
5,119,000	Mexico Government International Bond, 4.15%, 3/28/27	5,415,718
910,000	Mexico Government International Bond, 3.75%, 1/11/28	935,476
589,561	Oriental Republic of Uruguay, 4.50%, 8/14/24^	637,040
1,590,000	Oriental Republic of Uruguay, 4.38%, 10/27/27	1,745,025
689,000	Province of Manitoba, 3.05%, 5/14/24	727,915
704,000	Republic of Chile, 3.24%, 2/6/28, Callable 11/6/27 @ 100	748,373
595,000	Republic of Colombia, 4.50%, 1/28/26, Callable 10/28/25 @ 100	649,294
3,516,000	Republic of Colombia, 3.88%, 4/25/27, Callable 1/25/27 @ 100	3,728,626
581,000	Republic of Indonesia, 4.10%, 4/24/28	628,199
575,000	Republic of Panama, 4.00%, 9/22/24, Callable 6/22/24 @ 100	613,813
540,000	Republic of Panama, 4.50%, 5/15/47^	639,900
980,000	Republic of Peru, 4.13%, 8/25/27	1,096,883
281,000	Republic of Peru, 5.63%, 11/18/50	413,143

3,200,000	Republic of Philippines, 3.00%, 2/1/28	3,355,952
2,506,000	United Mexican States, 4.13%, 1/21/26	2,654,230
1,950,000	United Mexican States, 4.50%, 4/22/29	2,119,315

		26,414,152

Wireless Telecommunication Services (0.1%):
20,000	Vodafone Group plc, 3.75%, 1/16/24	21,045
675,000	Vodafone Group plc, 4.13%, 5/30/25	729,407
109,000	Vodafone Group plc, 4.38%, 5/30/28	120,345
32,000	Vodafone Group plc, 6.15%, 2/27/37	40,332
180,000	Vodafone Group plc, 4.38%, 2/19/43	185,877
1,138,000	Vodafone Group plc, 5.25%, 5/30/48	1,315,025
28,000	Vodafone Group plc, 5.13%, 6/19/59	31,965

		2,443,996

Total Yankee Dollars (Cost $137,404,974)		143,194,212

Principal Amount		Fair Value
Municipal Bonds (0.3%):
Ohio (0.0%†):
$490,000	City of Cleveland Airport System Revenue, 2.88%, 1/1/31	$496,159

Massachusetts (0.2%):
1,265,000	Commonwealth of Massachusetts, 2.90%, 9/1/49	1,228,896
450,000	Massachusetts State School Building Authority Sales Tax Revenue, Series B, 5.00%, 10/15/41, Continuously Callable @100	481,914

		1,710,810

Florida (0.0%†):
140,000	County of Miami-Dade FL Aviation Revenue, 3.28%, 10/1/29	150,870

New Jersey (0.0%†):
575,000	New Jersey State Transportation Authority, 6.56%, 12/15/40	808,128
800,000	New Jersey State Transportation Trust Fund Authority Revenue, Series AA, 5.00%, 6/15/36, Continuously Callable @100	865,240

		1,673,368

California (0.1%):
1,055,000	San Diego Community College District, 3.34%, 8/1/43, Continuously Callable @100	1,076,111
347,000	University of California Revenue, 4.77%, 5/15/15	453,612
50,000	University of California Revenue, 4.86%, 5/15/12	66,516

		1,596,239

Total Municipal Bonds (Cost $5,318,942)		5,627,446

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

U.S. Government Agency Mortgages (32.2%):
Federal Home Loan Bank (0.2%)
4,080,000	3.56%, 5/16/33	4,697,292

Federal Home Loan Mortgage Corporation (6.2%)
856,615	2.50%, 2/1/24, Pool #G14989	864,465
3,650,000	Class A2, Series KC02, 3.37%, 7/25/25	3,863,160
1,196,228	Class A1, Series KIR2, 2.75%, 3/25/27	1,227,844
267,409	3.00%, 9/1/27, Pool #U70060	274,564
138,755	3.00%, 7/1/28, Pool #U79018	142,435
1,800,000	Class A2, Series K083, 4.05%, 9/25/28	2,061,450
591,000	4.12%, 9/15/29(c)	479,875
45,856	3.00%, 1/1/30, Pool #V60696	47,207
63,564	3.00%, 1/1/30, Pool #V60724	65,297
95,963	2.50%, 3/1/30, Pool #V60770	97,363
221,333	3.00%, 5/1/30, Pool #J31689	226,854
156,345	2.50%, 5/1/30, Pool #V60796	158,696
235,018	2.50%, 5/1/30, Pool #J31728	238,441
109,020	2.50%, 5/1/30, Pool #J31418	110,363
412,708	3.00%, 6/1/30, Pool #V60840	423,806
10,137	2.50%, 7/1/30, Pool #J32491	10,285
41,570	2.50%, 7/1/30, Pool #J32204	42,171
38,646	2.50%, 7/1/30, Pool #J32209	39,123
22,383	3.00%, 7/1/30, Pool #J32181	22,940
197,519	3.00%, 7/1/30, Pool #G15520	202,967
12,623	2.50%, 7/1/30, Pool #V60905	12,812
42,908	3.00%, 8/1/30, Pool #V60909	44,066
174,495	2.50%, 8/1/30, Pool #V60886	176,646
Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$27,994	3.00%, 8/1/30, Pool #J32436	$28,764
138,171	2.50%, 8/1/30, Pool #V60902	139,878
133,206	2.50%, 9/1/30, Pool #V60903	134,412
431,207	2.50%, 9/1/30, Pool #V60904	435,597
190,000	6.75%, 3/15/31	282,401
197,000	4.16%, 3/15/31(c)	152,973
677,560	2.50%, 4/1/31, Pool #G16186	686,813
132,533	5.50%, 2/1/35, Pool #G04692	148,279
195,580	6.00%, 4/1/39, Pool #G07613	225,298
39,022	4.50%, 12/1/39, Pool #A90196	41,840
35,064	4.50%, 7/1/40, Pool #A93010	37,565
46,366	4.00%, 8/1/40, Pool #A93534	49,421
263,534	4.00%, 9/1/40, Pool #A93851	282,133
718,205	4.50%, 9/1/40, Pool #A93700	775,348
44,463	4.00%, 10/1/40, Pool #A95923	47,097
42,922	4.00%, 11/1/40, Pool #A95144	45,454
37,706	4.00%, 11/1/40, Pool #A94977	39,925
39,649	4.00%, 11/1/40, Pool #A94779	41,987
2,727	4.00%, 4/1/41, Pool #Q00093	2,916
128,470	4.50%, 5/1/41, Pool #Q00959	138,492
112,750	4.50%, 5/1/41, Pool #Q00804	121,505
493,733	Class FL, Series 4248, 2.48%(US0001M+45bps), 5/15/41	483,960
553,284	5.50%, 6/1/41, Pool #G07553	619,855
36,724	4.00%, 10/1/41, Pool #Q03841	38,915
73,789	4.00%, 10/1/41, Pool #Q04022	78,234

607,911	3.50%, 10/1/41, Pool #G08462	636,416
123,130	5.00%, 10/1/41, Pool #G07642	136,129
259,210	3.50%, 4/1/42, Pool #Q07417	273,132
295,125	3.50%, 4/1/42, Pool #C03811	310,752
8,719	3.50%, 5/1/42, Pool #Q08306	9,164
27,603	3.50%, 5/1/42, Pool #Q08239	29,008
15,700	3.50%, 5/1/42, Pool #Q07896	16,518
246,414	3.50%, 8/1/42, Pool #G07106	259,642
421,075	3.50%, 8/1/42, Pool #Q10724	443,005
35,456	3.50%, 8/1/42, Pool #Q12162	37,340
21,172	3.50%, 10/1/42, Pool #Q11909	22,309
38,177	3.50%, 10/1/42, Pool #Q11750	39,527
483,858	3.50%, 11/1/42, Pool #Q13134	506,377
286,173	3.00%, 12/1/42, Pool #C04320	294,711
334,102	3.00%, 1/1/43, Pool #Q14866	341,612
304,858	3.00%, 3/1/43, Pool #Q16673	310,218
403,834	3.00%, 3/1/43, Pool #Q16567	415,256
205,474	3.00%, 3/1/43, Pool #Q16403	209,656
107,522	3.00%, 4/1/43, Pool #Q17095	110,589
144,027	3.50%, 6/1/43, Pool #Q18718	152,955
224,132	3.50%, 7/1/43, Pool #Q20206	235,320
135,589	3.50%, 8/1/43, Pool #Q21320	141,574
1,207,592	3.00%, 8/1/43, Pool #G07550	1,242,374
101,695	4.00%, 9/1/43, Pool #Q21579	110,069
3,428,042	3.00%, 9/1/43, Pool #G60675	3,508,254
292,549	3.00%, 10/1/43, Pool #G60037	297,448
4,145,601	3.50%, 12/1/43, Pool #G60270	4,373,498
329,922	4.50%, 12/1/43, Pool #Q23779	354,591
279,030	4.50%, 12/1/43, Pool #G60018	296,366
12,056,089	3.50%, 1/1/44, Pool #G07922	12,503,094
25,424	3.50%, 1/1/44, Pool #Q24368	26,695
6,231,381	3.50%, 1/1/44, Pool #G60271	6,608,468
889,757	Class XZ, Series 4316, 4.50%, 3/15/44	1,078,230
147,102	4.00%, 4/1/44, Pool #Q25643	157,419
16,547	3.50%, 4/1/44, Pool #Q25812	17,461
1,028,739	3.50%, 4/1/44, Pool #G07848	1,079,956
1,307,242	Class ZX, Series 4352, 4.00%, 4/15/44	1,487,201
Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$20,675	3.50%, 5/1/44, Pool #Q26452	$21,828
29,291	3.50%, 5/1/44, Pool #Q26218	30,236
18,584	3.50%, 5/1/44, Pool #Q25988	19,620
50,934	3.50%, 5/1/44, Pool #Q26362	53,761
24,272	3.50%, 6/1/44, Pool #Q26707	25,611
126,267	3.50%, 6/1/44, Pool #Q28764	133,035
25,616	3.50%, 7/1/44, Pool #Q27319	26,439
181,376	4.00%, 7/1/44, Pool #G60901	192,135
94,826	3.50%, 8/1/44, Pool #Q27843	100,089
539,095	4.00%, 8/1/44, Pool #G07786	583,314
19,677	3.50%, 9/1/44, Pool #Q28763	20,636
112,591	3.50%, 9/1/44, Pool #Q28605	118,865
44,002	3.50%, 9/1/44, Pool #Q28604	45,421
8,492	3.50%, 11/1/44, Pool #Q29697	8,903
3,078	3.50%, 11/1/44, Pool #Q29911	3,227

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

32,039	3.50%, 1/1/45, Pool #Q31122	33,579
48,862	3.50%, 1/1/45, Pool #Q30876	51,233
15,890	4.00%, 2/1/45, Pool #Q31128	17,122
37,121	4.00%, 2/1/45, Pool #Q31338	39,986
14,489	3.50%, 5/1/45, Pool #Q33131	15,194
109,744	3.50%, 5/1/45, Pool #Q33606	115,047
109,787	3.50%, 6/1/45, Pool #Q34176	115,113
2,990	3.50%, 7/1/45, Pool #Q34960	3,134
3,525,899	3.50%, 8/1/45, Pool #G60138	3,721,902
28,916	3.50%, 9/1/45, Pool #Q36302	30,371
11,903	3.50%, 10/1/45, Pool #V81932	12,421
277,830	4.00%, 10/1/45, Pool #Q36972	293,577
46,602	4.00%, 12/1/45, Pool #Q37957	49,886
37,704	4.00%, 12/1/45, Pool #Q37955	40,614
476,733	3.50%, 1/1/46, Pool #G60393	505,978
35,558	3.50%, 2/1/46, Pool #V82209	37,103
333,489	3.50%, 3/1/46, Pool #Q39250	349,423
397,084	3.50%, 5/1/46, Pool #G60561	416,344
1,518,619	3.00%, 6/1/46, Pool #Q41070	1,553,823
3,929,560	3.50%, 7/1/46, Pool #G60658	4,130,353
635,220	4.00%, 7/1/46, Pool #V82528	671,136
9,128,645	3.00%, 8/1/46, Pool #G60717	9,349,289
350,052	4.00%, 8/1/46, Pool #V82553	369,765
724,276	Class FB, Series 4606, 2.53%(US0001M+50bps), 8/15/46	738,633
1,539,941	3.00%, 9/1/46, Pool #Q42979	1,583,007
3,327,847	3.00%, 9/1/46, Pool #Q43104	3,397,898
50,795	4.00%, 9/1/46, Pool #G60729	53,673
524,576	3.00%, 9/1/46, Pool #G60718	537,273
104,060	4.00%, 10/1/46, Pool #V82661	109,956
1,775,417	3.00%, 12/1/46, Pool #V82781	1,822,102
132,535	3.00%, 12/1/46, Pool #Q45083	135,380
267,571	3.00%, 12/1/46, Pool #Q45080	273,362
222,670	3.00%, 12/1/46, Pool #Q45079	230,062
532,019	3.00%, 12/1/46, Pool #Q45064	544,197
565,534	3.00%, 12/1/46, Pool #Q44853	575,995
2,240,089	4.00%, 2/1/47, Pool #V82929	2,366,909
1,000,459	3.50%, 3/1/47, Pool #G60968	1,042,496
2,477,756	4.50%, 7/1/47, Pool #G61047	2,715,546
173,881	3.50%, 7/1/47, Pool #Q53113	182,790
1,903,510	4.00%, 8/1/47, Pool #G67704	2,036,794
658,532	3.50%, 10/1/47, Pool #G61178	684,157
508,136	3.00%, 11/1/47, Pool #G08787	519,438
12,242,387	3.50%, 12/1/47, Pool #G67706	12,882,033
849,891	3.50%, 12/1/47, Pool #G61208	883,011
2,958,821	3.00%, 1/1/48, Pool #G08795	3,024,618
2,061,149	3.50%, 1/1/48, Pool #Q53747	2,173,267
98,733	3.50%, 1/1/48, Pool #Q53630	102,593
190,195	3.50%, 1/1/48, Pool #Q53648	197,951
3,177,835	3.00%, 2/1/48, Pool #G08799	3,248,524

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$5,679,683	4.00%, 6/1/48, Pool #G67712	$6,142,266
2,927,478	4.50%, 8/1/48, Pool #G67715	3,187,166
2,091,093	3.00%, 11/1/48, Pool #Q62568	2,137,545

		130,818,381

Federal National Mortgage Association (18.7%)
189,967	2.50%, 9/1/27, Pool #AB6194	192,568
124,930	2.50%, 9/1/27, Pool #AP5205	126,201
44,173	2.50%, 2/1/28, Pool #AB8446	44,600
95,366	2.50%, 4/1/28, Pool #AB8870	96,537
64,692	3.00%, 4/1/28, Pool #AT3121	66,206
73,542	3.00%, 5/1/28, Pool #AT6033	75,252
266,268	2.50%, 8/1/28, Pool #AS0190	269,543
1,211,763	3.50%, 9/1/28, Pool #AL4245	1,260,237
318,230	3.50%, 10/1/28, Pool #AV0198	330,866
16,049	3.00%, 10/1/28, Pool #AQ4132	16,363
148,577	3.00%, 10/1/28, Pool #AU8774	152,056
502,161	3.50%, 11/1/28, Pool #AV1360	522,287
17,097	3.00%, 11/1/28, Pool #AV0298	17,432
405,056	3.00%, 4/1/29, Pool #AW0937	415,242
268,215	3.00%, 5/1/29, Pool #AW2544	275,893
566,181	3.00%, 6/1/29, Pool #AS2676	580,428
658,998	3.00%, 7/1/29, Pool #AW4229	678,046
148,020	3.00%, 7/1/29, Pool #AW1281	151,742
1,140,878	3.00%, 9/1/29, Pool #AL6897	1,173,104
360,228	3.00%, 9/1/29, Pool #AS3220	369,283
378,367	3.50%, 9/1/29, Pool #AL5806	391,955
169,994	3.50%, 9/1/29, Pool #AX0105	176,098
48,423	3.50%, 10/1/29, Pool #AX2741	50,163
203,558	3.00%, 10/1/29, Pool #AS3594	209,433
272,633	3.50%, 12/1/29, Pool #AS3988	282,444
770,287	3.00%, 1/1/30, Pool #AL6144	789,677
2,605,000	4.16%, 1/15/30(c)	2,096,210
29,914	2.50%, 2/1/30, Pool #AS4485	30,342
110,176	2.50%, 2/1/30, Pool #BM3403	111,588
34,068	2.50%, 2/1/30, Pool #AS4488	34,497
153,634	3.00%, 3/1/30, Pool #AL6583	158,073
219,564	2.50%, 3/1/30, Pool #AS4688	222,148
124,729	3.00%, 4/1/30, Pool #AL6584	128,116
100,443	2.50%, 4/1/30, Pool #AY3416	101,626
74,357	3.00%, 5/1/30, Pool #AL6761	76,457
48,401	2.50%, 5/1/30, Pool #AY0828	48,834
3,901,000	4.13%, 5/15/30(c)	3,110,517
412,518	3.00%, 6/1/30, Pool #AL9381	424,168
167,261	2.50%, 7/1/30, Pool #AS5403	169,541
45,817	2.50%, 7/1/30, Pool #AZ2170	46,357
16,596	3.00%, 7/1/30, Pool #AZ2297	16,967
101,501	3.00%, 7/1/30, Pool #AL7139	104,254
121,884	3.00%, 7/1/30, Pool #AX9701	125,203
31,969	3.00%, 7/1/30, Pool #AX9700	32,681
28,692	2.50%, 7/1/30, Pool #AS5405	29,066
169,388	3.00%, 8/1/30, Pool #AL7227	173,722
149,417	3.00%, 8/1/30, Pool #AS5623	153,252

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

201,681	2.50%, 8/1/30, Pool #AS5616	204,570
24,981	3.00%, 8/1/30, Pool #AX3298	25,540
80,115	2.50%, 8/1/30, Pool #AS5548	81,203
192,110	3.00%, 8/1/30, Pool #AL7225	197,349
828,787	3.50%, 8/1/30, Pool #AL7430	858,671
134,476	3.00%, 8/1/30, Pool #AS5622	138,136
24,625	3.50%, 8/1/30, Pool #AS5707	25,598
331,181	2.50%, 8/1/30, Pool #BM3552	335,900
105,880	2.50%, 8/1/30, Pool #AS5614	107,129
14,308	3.00%, 8/1/30, Pool #AZ8597	14,630
27,230	3.00%, 8/1/30, Pool #AZ7833	27,837
108,961	3.50%, 8/1/30, Pool #AS5708	113,627
136,233	3.00%, 9/1/30, Pool #AS5728	139,289
Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$103,622	3.00%, 9/1/30, Pool #AS5714	$106,446
55,181	3.00%, 9/1/30, Pool #AZ5719	56,415
93,940	2.50%, 9/1/30, Pool #AS5786	95,217
35,975	3.00%, 9/1/30, Pool #AL7320	37,015
120,973	2.50%, 9/1/30, Pool #AS5872	122,402
16,494	2.50%, 11/1/30, Pool #AL7800	16,731
112,148	2.50%, 11/1/30, Pool #AS6116	113,603
118,104	2.50%, 11/1/30, Pool #AS6141	119,497
105,296	2.50%, 11/1/30, Pool #AS6142	106,731
109,468	2.50%, 11/1/30, Pool #AS6115	111,040
2,256,155	3.00%, 1/1/31, Pool #BM3537	2,310,854
188,231	2.50%, 3/1/31, Pool #BM1595	190,352
180,273	2.50%, 6/1/31, Pool #AS7320	182,974
282,942	2.50%, 7/1/31, Pool #AS7605	287,171
324,747	2.50%, 7/1/31, Pool #AS7617	329,618
49,409	4.00%, 8/1/31, Pool #AY4688	51,547
2,340,957	3.00%, 8/1/31, Pool #AL9376	2,417,794
62,881	4.00%, 8/1/31, Pool #AY4707	65,738
14,151	2.50%, 8/1/31, Pool #BC2777	14,363
198,424	3.00%, 9/1/31, Pool #AL9378	203,810
700,449	2.50%, 10/1/31, Pool #AS8208	706,522
1,310,788	2.50%, 10/1/31, Pool #AS8195	1,327,587
540,812	2.50%, 10/1/31, Pool #AS8193	547,333
400,419	2.50%, 10/1/31, Pool #AS8009	404,702
119,415	2.00%, 10/1/31, Pool #MA2774	118,971
2,662,155	2.50%, 10/1/31, Pool #BC4773	2,696,312
379,200	2.50%, 11/1/31, Pool #BC2631	383,740
555,279	2.00%, 11/1/31, Pool #AS8251	553,211
36,085	2.00%, 11/1/31, Pool #AS8291	35,951
437,135	2.50%, 11/1/31, Pool #AS8240	440,934
701,614	2.00%, 11/1/31, Pool #BM3054	697,934
208,327	2.50%, 11/1/31, Pool #AS8245	211,445

205,783	2.50%, 11/1/31, Pool #BC2628	208,435
294,904	2.50%, 11/1/31, Pool #AS8241	298,462
190,210	2.00%, 11/1/31, Pool #BC9040	189,502
184,206	2.50%, 11/1/31, Pool #BC2629	185,805
158,902	2.00%, 12/1/31, Pool #MA2845	158,310
38,865	2.50%, 2/1/32, Pool #BM1036	39,329
1,230,561	3.50%, 2/1/32, Pool #AS8885	1,278,112
22,207	3.00%, 2/1/32, Pool #BE5670	22,816
945,003	2.00%, 3/1/32, Pool #BM3061	941,483
708,437	2.50%, 3/1/32, Pool #AS9319	718,425
361,478	2.50%, 3/1/32, Pool #AS9317	366,376
657,147	2.50%, 3/1/32, Pool #AS9318	663,978
614,633	2.50%, 3/1/32, Pool #AS9321	621,568
674,985	3.00%, 3/1/32, Pool #AS9327	693,417
429,372	2.50%, 3/1/32, Pool #AS9316	434,854
2,871,576	3.50%, 4/1/32, Pool #BM3503	3,025,706
2,045,414	3.50%, 5/1/32, Pool #BM1602	2,137,168
3,076,539	3.00%, 6/1/32, Pool #BM1791	3,167,354
952,512	2.50%, 8/1/32, Pool #BM3578	962,086
374,851	3.00%, 9/1/32, Pool #BM3240	385,220
102,269	3.50%, 11/1/32, Pool #BJ2054	107,770
124,049	5.50%, 1/1/33, Pool #676661	140,051
66,712	3.50%, 1/1/33, Pool #BJ2096	70,271
1,875,766	2.50%, 2/1/33, Pool #BM3793	1,894,096
85,766	5.50%, 5/1/33, Pool #555424	96,355
144,007	4.00%, 9/1/33, Pool #BK7642	150,155
405,963	4.00%, 10/1/33, Pool #CA2527	424,083
414,655	4.00%, 10/1/33, Pool #CA2528	432,049
574,632	4.00%, 10/1/33, Pool #CA2406	606,769
794,314	4.00%, 10/1/33, Pool #CA2404	835,836
2,617,005	4.00%, 11/1/33, Pool #CA2557	2,748,488
420,178	4.00%, 11/1/33, Pool #CA2555	441,158
1,900,000	5.00%, 10/25/34, TBA	1,992,996
Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$200,000	4.50%, 10/25/34, TBA	$206,084
679,232	5.00%, 2/1/35, Pool #735226	761,542
204,649	5.50%, 2/1/35, Pool #735989	230,869
51,306	5.00%, 3/1/35, Pool #735288	57,166
18,513	6.00%, 4/1/35, Pool #735504	21,154
95,517	5.00%, 9/1/35, Pool #889974	106,280
202,040	4.00%, 1/1/36, Pool #AB0686	217,147
473,579	5.50%, 9/1/36, Pool #995113	534,264
52,863	3.00%, 10/1/36, Pool #AL9227	54,638
386,327	3.00%, 11/1/36, Pool #AS8348	398,883

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

158,946	3.00%, 11/1/36, Pool #AS8349	164,251
458,432	3.00%, 12/1/36, Pool #AS8553	473,331
352,832	3.00%, 12/1/36, Pool #BE1896	364,695
24,062	5.50%, 2/1/38, Pool #961545	26,954
14,864	6.00%, 3/1/38, Pool #889529	17,202
48,145	6.00%, 5/1/38, Pool #889466	55,710
84,170	5.50%, 5/1/38, Pool #889441	94,585
111,149	5.50%, 5/1/38, Pool #889692	125,248
74,293	5.50%, 6/1/38, Pool #995018	83,309
21,370	5.50%, 9/1/38, Pool #889995	23,965
50,566	6.00%, 10/1/38, Pool #889983	58,144
264,512	5.50%, 1/1/39, Pool #AB0200	307,226
117,806	4.50%, 4/1/39, Pool #930922	127,702
128,668	4.50%, 5/1/39, Pool #AL1472	139,503
1,183,081	5.00%, 6/1/39, Pool #AL7521	1,317,143
741,304	6.00%, 7/1/39, Pool #BF0056	843,036
55,436	5.50%, 10/1/39, Pool #AD0362	62,286
51,405	5.50%, 12/1/39, Pool #AD0571	57,807
383,201	5.50%, 12/1/39, Pool #AC6680	435,882
7,342,221	4.50%, 1/1/40, Pool #AC8568	7,973,662
46,408	5.50%, 3/1/40, Pool #AL5304	51,899
43,735	4.50%, 4/1/40, Pool #AD4038	47,495
338,746	6.00%, 4/1/40, Pool #AL4141	388,819
63,555	6.50%, 5/1/40, Pool #AL1704	71,776
176,704	4.00%, 7/1/40, Pool #AE0113	188,237
92,362	4.50%, 7/1/40, Pool #AB1226	100,315
108,748	4.50%, 7/1/40, Pool #AD7127	114,798
4,358	4.00%, 8/1/40, Pool #AD9136	4,640
314,619	4.00%, 8/1/40, Pool #AE0216	335,146
38,570	6.00%, 9/1/40, Pool #AE0823	43,466
856,548	4.00%, 10/1/40, Pool #AB1614	912,459
348,718	4.00%, 10/1/40, Pool #AE7535	371,409
55,986	4.00%, 11/1/40, Pool #AE8407	59,641
39,216	4.00%, 12/1/40, Pool #AH0006	41,782
256,486	4.00%, 12/1/40, Pool #AH0946	273,222
2,680,000	Class CY, Series 2010-136, 4.00%, 12/25/40	3,027,168
72,297	4.00%, 1/1/41, Pool #AL7167	75,301
9,947,769	Class ZA, Series 2011-8, 4.00%, 2/25/41, Callable 5/25/28 @ 100	10,591,930
571,378	4.00%, 4/1/41, Pool #AI1186	606,606
82,112	6.00%, 6/1/41, Pool #AL4142	93,894
825,464	5.00%, 7/1/41, Pool #AL7524	914,855
52,604	4.50%, 7/1/41, Pool #AB3314	56,861
1,003,651	5.50%, 9/1/41, Pool #AL8430	1,123,247
58,273	4.00%, 9/1/41, Pool #AI5228	61,871
49,492	4.50%, 9/1/41, Pool #AI8961	54,532
662,749	4.00%, 9/1/41, Pool #AJ1541	703,549
44,913	4.00%, 10/1/41, Pool #AC9312	47,666
2,892,792	4.00%, 11/1/41, Pool #AJ4701	3,070,292
49,457	4.00%, 12/1/41, Pool #AJ7684	52,503
153,003	4.00%, 12/1/41, Pool #AB4054	162,429
1,331,784	4.00%, 1/1/42, Pool #AB4307	1,413,804

312,738	3.50%, 1/1/42, Pool #AW8154	327,227
46,345	3.50%, 1/1/42, Pool #AK2073	49,221
Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$157,794	4.00%, 2/1/42, Pool #AB4530	$168,229
55,293	3.50%, 4/1/42, Pool #AK7510	58,034
146,523	3.50%, 4/1/42, Pool #AO0777	150,283
269,479	4.00%, 5/1/42, Pool #AO2961	288,385
22,632	3.50%, 5/1/42, Pool #AO2881	23,755
94,583	4.00%, 5/1/42, Pool #A02114	101,243
85,738	4.00%, 5/1/42, Pool #AT6144	91,006
37,387	3.50%, 6/1/42, Pool #AK9225	39,227
88,293	4.00%, 6/1/42, Pool #AL2003	94,134
45,857	3.50%, 6/1/42, Pool #AO3107	48,649
23,683	3.50%, 6/1/42, Pool #AO3048	24,846
40,145	3.50%, 6/1/42, Pool #AL2168	42,124
3,147,059	4.00%, 7/1/42, Pool #AL2160	3,355,462
191,804	4.00%, 7/1/42, Pool #AL4244	203,679
64,786	4.00%, 7/1/42, Pool #AL2607	69,058
53,731	3.50%, 7/1/42, Pool #AO9707	56,371
1,090,096	4.00%, 8/1/42, Pool #AL2242	1,162,343
88,057	3.50%, 8/1/42, Pool #AO7152	92,404
94,215	4.00%, 9/1/42, Pool #AL2901	100,472
298,938	4.50%, 9/1/42, Pool #AL2482	324,790
47,124	4.00%, 9/1/42, Pool #AX3706	50,028
428,740	3.50%, 10/1/42, Pool #AB6512	440,191
129,439	3.00%, 10/1/42, Pool #AP9726	133,130
230,098	4.00%, 12/1/42, Pool #AL6055	245,333
424,345	3.50%, 12/1/42, Pool #AL8045	444,270
106,456	3.50%, 12/1/42, Pool #AQ7127	111,163
184,838	3.00%, 12/1/42, Pool #AB7425	187,877
221,294	3.00%, 12/1/42, Pool #AB7271	226,515
811,949	3.00%, 12/1/42, Pool #AB7269	835,052
148,509	4.00%, 1/1/43, Pool #AL7369	158,472
538,545	3.00%, 1/1/43, Pool #AB7497	553,920
301,020	3.00%, 1/1/43, Pool #AB7565	309,599
555,267	3.00%, 1/1/43, Pool #AB7458	571,119
372,404	3.00%, 1/1/43, Pool #AB7755	381,186
588,035	3.00%, 1/1/43, Pool #AB7567	604,788
1,977,236	4.50%, 1/1/43, Pool #AL8206	2,145,354
227,817	3.50%, 2/1/43, Pool #AL2935	241,643
205,783	3.00%, 2/1/43, Pool #AB7762	211,226
202,912	3.00%, 2/1/43, Pool #AB8558	208,287
399,131	3.00%, 3/1/43, Pool #AR9194	409,715
130,071	3.00%, 3/1/43, Pool #AR9218	132,005
90,545	3.00%, 3/1/43, Pool #AR7568	91,898
18,775	3.50%, 3/1/43, Pool #AT0310	19,396
33,276	3.50%, 3/1/43, Pool #AR8128	34,380
49,770	3.00%, 3/1/43, Pool #AB8712	50,944
382,852	3.00%, 3/1/43, Pool #AB8701	391,869
45,351	3.50%, 3/1/43, Pool #AR9203	47,330
102,394	3.00%, 3/1/43, Pool #AR7576	103,924

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

611,424	3.50%, 3/1/43, Pool #AL3409	631,465
232,914	4.00%, 3/1/43, Pool #AL3300	248,362
15,735	3.50%, 3/1/43, Pool #AR6909	16,256
131,980	3.00%, 3/1/43, Pool #AB8830	135,086
151,960	3.00%, 4/1/43, Pool #AR8630	154,232
111,961	3.00%, 4/1/43, Pool #AB8923	113,639
58,317	3.00%, 4/1/43, Pool #AT2037	59,188
185,672	3.00%, 4/1/43, Pool #AT2040	188,441
106,733	3.00%, 4/1/43, Pool #AT2043	108,324
22,087	3.50%, 4/1/43, Pool #AT3019	22,821
51,219	3.00%, 4/1/43, Pool #AB9033	52,426
373,911	3.00%, 4/1/43, Pool #AB9016	382,741
99,784	3.00%, 4/1/43, Pool #AB8924	101,278
96,362	3.50%, 5/1/43, Pool #AB9255	100,564
388,546	3.00%, 5/1/43, Pool #AT2719	399,388
192,746	3.00%, 5/1/43, Pool #AB9462	197,506
144,489	3.00%, 5/1/43, Pool #AT6654	148,514

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$266,120	3.00%, 5/1/43, Pool #AB9173	$273,549
34,775	3.50%, 5/1/43, Pool #MA1440	36,293
147,297	3.00%, 5/1/43, Pool #AL3759	151,201
81,106	3.00%, 6/1/43, Pool #AT7676	83,375
23,484	3.50%, 6/1/43, Pool #AB9567	24,509
212,916	3.00%, 6/1/43, Pool #AB9662	218,162
14,397	3.00%, 6/1/43, Pool #AB9564	14,752
2,701,683	3.00%, 7/1/43, Pool #AB9940	2,777,121
70,815	3.50%, 7/1/43, Pool #AT3906	74,576
598,107	3.50%, 7/1/43, Pool #AU0918	624,221
167,962	3.50%, 7/1/43, Pool #AR7145	175,552
407,741	3.50%, 7/1/43, Pool #AT9667	425,544
196,234	3.50%, 7/1/43, Pool #AT8464	205,194
610,139	3.00%, 7/1/43, Pool #AL5778	626,327
431,098	3.50%, 7/1/43, Pool #AL4010	458,545
491,448	3.50%, 8/1/43, Pool #AS0209	522,791
492,055	3.00%, 8/1/43, Pool #AS0331	505,104
14,382	3.50%, 8/1/43, Pool #AU3032	15,110
119,131	3.50%, 8/1/43, Pool #AU0570	126,751
99,646	3.50%, 8/1/43, Pool #AU0613	105,974
48,908	3.50%, 8/1/43, Pool #AU3270	52,006
13,655	3.50%, 8/1/43, Pool #AT7333	14,345
16,350	3.50%, 9/1/43, Pool #AT7267	17,171
1,618,871	4.00%, 10/1/43, Pool #BM1502	1,721,336
108,287	4.00%, 10/1/43, Pool #AL7577	115,539
1,067,676	3.50%, 11/1/43, Pool #AL9745	1,119,729
1,276,968	5.00%, 12/1/43, Pool #AL7777	1,413,321
94,703	3.50%, 1/1/44, Pool #AS1703	99,497
97,956	3.50%, 1/1/44, Pool #AS1539	102,892
120,605	4.00%, 3/1/44, Pool #AV6577	128,688
3,423,917	3.50%, 5/1/44, Pool #BM5002	3,578,121
22,451	3.50%, 6/1/44, Pool #AW6405	23,506
10,652	3.50%, 6/1/44, Pool #AS2591	11,152
4,723,695	3.50%, 6/1/44, Pool #AL9405	4,942,390
23,293	4.00%, 7/1/44, Pool #AW7055	24,891
1,514,471	4.00%, 8/1/44, Pool #AL5601	1,634,119
905,589	4.00%, 8/1/44, Pool #890629	977,576
686,813	5.00%, 11/1/44, Pool #AL8878	756,596
15,841	4.00%, 12/1/44, Pool #AX6255	17,086

203,978	4.00%, 12/1/44, Pool #AX9372	218,001
16,208	4.00%, 12/1/44, Pool #AY0299	17,481
65,964	4.00%, 1/1/45, Pool #AX8713	70,507
634,988	4.00%, 1/1/45, Pool #AS4083	678,484
178,076	4.00%, 1/1/45, Pool #AY0367	190,300
471,561	3.50%, 2/1/45, Pool #BM1100	492,189
27,455	4.00%, 2/1/45, Pool #AY1866	30,159
165,244	4.00%, 2/1/45, Pool #AS4308	176,323
106,367	4.00%, 2/1/45, Pool #AY2693	116,779
24,666	4.00%, 5/1/45, Pool #AY8218	26,357
708,683	4.00%, 5/1/45, Pool #AS5017	778,172
61,810	4.00%, 5/1/45, Pool #AY9770	67,891
379,454	5.00%, 6/1/45, Pool #BM3784	417,875
434,506	3.50%, 7/1/45, Pool #AS5459	456,135
1,121,508	3.50%, 7/1/45, Pool #AS5453	1,175,461
57,844	3.50%, 8/1/45, Pool #AS5640	60,628
222,546	4.50%, 9/1/45, Pool #AL7936	244,961
42,865	4.00%, 10/1/45, Pool #BA2879	45,296
40,689	4.00%, 10/1/45, Pool #BA2878	43,456
45,047	4.00%, 10/1/45, Pool #BA2877	49,462
41,977	4.00%, 10/1/45, Pool #AZ9244	44,826
38,651	4.00%, 10/1/45, Pool #AZ9243	42,433
532,688	3.50%, 10/1/45, Pool #MA2414	556,063
94,358	4.00%, 10/1/45, Pool #AL7442	103,619
133,068	4.00%, 10/1/45, Pool #AL7443	142,189
463,231	4.00%, 10/1/45, Pool #AS5949	494,959

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$1,569,560	3.50%, 11/1/45, Pool #BM1124	$1,645,935
113,775	4.50%, 11/1/45, Pool #AL9501	124,556
134,450	4.00%, 11/1/45, Pool #BA2904	147,634
13,565	4.50%, 11/1/45, Pool #AS6233	14,397
96,665	3.50%, 11/1/45, Pool #AS6195	101,476
196,475	4.00%, 11/1/45, Pool #BA2905	209,887
129,794	4.00%, 12/1/45, Pool #BA4737	138,657
112,830	4.00%, 12/1/45, Pool #BA4736	123,890
59,483	4.00%, 12/1/45, Pool #BA2924	62,847
357,737	4.50%, 12/1/45, Pool #BM1756	382,508
436,555	4.00%, 12/1/45, Pool #AS6347	461,303
401,730	3.50%, 12/1/45, Pool #AL9635	419,612
155,743	4.00%, 1/1/46, Pool #BA4781	167,555
271,225	4.00%, 2/1/46, Pool #AS6662	287,538
510,951	3.50%, 3/1/46, Pool #AS6823	535,757

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

456,171	3.50%, 4/1/46, Pool #AS7015	469,992
5,515,708	3.50%, 4/1/46, Pool #BC5981	5,773,470
198,894	3.50%, 4/1/46, Pool #AL8521	208,185
309,456	3.50%, 5/1/46, Pool #AL8570	324,287
1,675,150	3.50%, 6/1/46, Pool #AS7383	1,756,348
127,486	3.00%, 6/1/46, Pool #AS7370	131,392
28,188	3.00%, 6/1/46, Pool #AS7365	28,723
1,765,251	4.00%, 6/1/46, Pool #AL9093	1,865,327
228,096	3.00%, 6/1/46, Pool #AS7362	233,525
1,364,983	3.50%, 6/1/46, Pool #AS7353	1,431,223
65,420	3.50%, 6/1/46, Pool #BC1154	68,841
4,494,630	4.00%, 7/1/46, Pool #AL8857	4,804,361
619,259	4.50%, 7/1/46, Pool #BM3053	679,552
3,207,269	3.00%, 7/1/46, Pool #BC1450	3,282,661
3,830,068	3.50%, 7/1/46, Pool #BA7748	3,947,254
905,666	4.50%, 7/1/46, Pool #BM1920	994,055
746,356	3.50%, 8/1/46, Pool #AL8952	782,594
3,422,249	3.00%, 8/1/46, Pool #BC1486	3,502,851
53,550	4.00%, 8/1/46, Pool #BD4900	57,634
37,497	4.00%, 8/1/46, Pool #BD3933	40,361
36,061	3.00%, 8/1/46, Pool #AL9031	37,159
1,204,973	Class UF, Series 2016-48, 2.42%(US0001M+40bps), 8/25/46	1,206,470
20,166	3.50%, 9/1/46, Pool #BE0547	21,150
30,359	4.00%, 9/1/46, Pool #BD7826	32,843
681,176	3.50%, 9/1/46, Pool #AL9511	712,043
771,972	3.00%, 9/1/46, Pool #AL9214	790,132
187,694	3.00%, 9/1/46, Pool #AS7889	193,447
348,137	3.00%, 9/1/46, Pool #AS7878	356,423
2,837,247	3.00%, 9/1/46, Pool #AS7847	2,904,024
105,942	4.00%, 9/1/46, Pool #BD1481	113,978
266,626	3.00%, 9/1/46, Pool #AL9045	271,673
2,147,826	3.00%, 9/1/46, Pool #BD1469	2,198,163
775,300	3.00%, 10/1/46, Pool #AL9215	798,864
578,981	3.00%, 10/1/46, Pool #AL9266	596,726
4,595,326	3.00%, 10/1/46, Pool #BD3309	4,745,106
934,725	3.00%, 10/1/46, Pool #BD8925	955,602
511,511	3.50%, 11/1/46, Pool #BM1938	536,030
267,624	3.00%, 11/1/46, Pool #BD9643	272,376
300,830	3.00%, 11/1/46, Pool #BD9641	310,614
94,949	3.50%, 11/1/46, Pool #BD8477	99,297
1,021,010	3.50%, 11/1/46, Pool #BD8970	1,062,835
677,816	3.00%, 11/1/46, Pool #BD8962	692,898
33,254	3.50%, 11/1/46, Pool #BC7299	34,795
391,621	3.00%, 11/1/46, Pool #BD9645	403,649
699,796	3.00%, 11/1/46, Pool #BD9644	712,268
671,455	3.50%, 11/1/46, Pool #AS8371	714,858
43,489	3.50%, 11/1/46, Pool #BE1932	45,473
260,978	3.00%, 11/1/46, Pool #AL9481	269,475
6,085,443	4.00%, 11/1/46, Pool #AS8374	6,428,456

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$4,591,401	3.50%, 11/1/46, Pool #AL9424	$4,813,615
858,427	3.00%, 11/1/46, Pool #AL9325	873,780
1,595,489	4.00%, 11/1/46, Pool #AS8379	1,725,594
308,086	4.00%, 11/1/46, Pool #BC9012	333,173
1,325,796	3.50%, 12/1/46, Pool #AS8493	1,386,634
1,705,750	3.00%, 12/1/46, Pool #AS8486	1,736,509
117,125	3.50%, 12/1/46, Pool #AL9593	121,945
667,207	3.50%, 12/1/46, Pool #BC9084	699,215
121,767	3.50%, 1/1/47, Pool #BE4913	127,046
776,737	3.50%, 1/1/47, Pool #AS8653	825,031
191,789	3.00%, 1/1/47, Pool #AS8589	196,072
1,968,980	3.50%, 1/1/47, Pool #AL9725	2,075,508
298,890	3.50%, 1/1/47, Pool #AL9774	314,335
236,736	3.50%, 1/1/47, Pool #BD8531	246,472
448,331	4.00%, 1/1/47, Pool #BD2439	484,851
383,888	3.00%, 2/1/47, Pool #BD5049	389,752
317,295	3.50%, 2/1/47, Pool #BE3188	331,843
971,687	3.50%, 2/1/47, Pool #BM3792	1,020,183
101,437	3.00%, 2/1/47, Pool #BD5056	104,587
2,130,441	4.00%, 3/1/47, Pool #890824	2,291,929
833,595	3.00%, 3/1/47, Pool #AS8925	846,322
2,982,820	4.00%, 3/1/47, Pool #BM1155	3,177,450
678,225	3.00%, 3/1/47, Pool #AS8936	690,445
745,766	3.50%, 5/1/47, Pool #BM1174	784,592
189,426	3.50%, 5/1/47, Pool #BM1937	199,684
802,434	4.00%, 5/1/47, Pool #BH0398	848,776
615,025	3.50%, 6/1/47, Pool #BM1902	646,365
691,039	4.00%, 7/1/47, Pool #BH3401	730,820
425,504	3.50%, 7/1/47, Pool #BM1571	450,931
867,567	4.00%, 8/1/47, Pool #BM1619	920,501
263,339	3.50%, 9/1/47, Pool #BM1822	275,440
99,284	3.50%, 9/1/47, Pool #BH8295	103,557
424,011	4.50%, 10/1/47, Pool #BM3052	466,352
562,027	3.50%, 10/1/47, Pool #BM1952	585,544
106,022	3.50%, 11/1/47, Pool #CA0681	110,886
658,731	3.50%, 11/1/47, Pool #CA0689	700,193
528,395	4.00%, 12/1/47, Pool #BM3261	571,611
795,406	3.50%, 12/1/47, Pool #BM3282	845,515
703,253	3.50%, 12/1/47, Pool #BM3326	747,564
51,596	3.50%, 12/1/47, Pool #BM3327	53,966
523,464	4.50%, 12/1/47, Pool #BH7067	563,665

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

3,511,855	3.50%, 12/1/47, Pool #BH7060	3,693,845
1,314,512	3.50%, 1/1/48, Pool #CA0993	1,371,523
272,613	3.50%, 1/1/48, Pool #BJ5879	285,102
80,255	3.50%, 1/1/48, Pool #BJ8126	83,746
136,271	3.50%, 1/1/48, Pool #BJ8120	144,835
50,252	3.50%, 1/1/48, Pool #BJ8650	52,544
1,460,980	3.50%, 1/1/48, Pool #CA1058	1,553,118
1,124,030	4.00%, 2/1/48, Pool #CA1199	1,182,583
1,644,710	4.00%, 2/1/48, Pool #CA1255	1,730,394
225,061	4.00%, 2/1/48, Pool #BJ9058	240,387
243,012	4.00%, 2/1/48, Pool #BJ9057	257,048
1,749,261	4.00%, 3/1/48, Pool #CA1372	1,892,327
707,185	4.00%, 4/1/48, Pool #CA1549	764,924
185,120	4.00%, 4/1/48, Pool #BM3762	200,274
306,288	4.50%, 4/1/48, Pool #BM3846	339,667
5,520,748	4.00%, 4/1/48, Pool #CA1545	5,808,333
3,717,716	4.00%, 4/1/48, Pool #CA1541	3,971,766
199,157	4.00%, 4/1/48, Pool #BM3763	214,720
6,676,816	4.50%, 5/1/48, Pool #CA1704	7,233,248
704,022	5.00%, 6/1/48, Pool #CA2317	754,350
32,690	4.50%, 7/1/48, Pool #BK4471	35,396
171,521	4.50%, 7/1/48, Pool #BK6113	190,288
3,930,505	5.00%, 9/1/48, Pool #MA3472	4,207,795
393,456	5.00%, 10/1/48, Pool #MA3501	421,214
Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$621,578	5.00%, 10/1/48, Pool #BK7881	$662,659
4,823,000	6.00%, 10/25/48, TBA	5,374,631
1,700,000	5.50%, 10/25/48, TBA	1,840,250
596,028	5.00%, 11/1/48, Pool #MA3527	637,540
2,394,558	3.00%, 11/1/48, Pool #BM5024	2,443,659
2,473,321	4.00%, 11/25/48, Pool #BM5003	2,667,804
211,178	5.00%, 12/1/48, Pool #BN4404	226,591
449,581	5.00%, 1/1/49, Pool #BN4430	482,393
599,872	5.00%, 1/1/49, Pool #BN3949	641,919
7,306,992	4.00%, 8/1/49, Pool #CA3944	7,751,455
10,509,065	4.00%, 8/1/49, Pool #CA3972	11,346,148
1,000,000	5.00%, 10/15/49, TBA	1,069,219
64,000	5.00%, 10/25/49, TBA	68,550
4,318,000	4.50%, 10/25/49, TBA	4,546,044
3,545,000	4.00%, 10/25/49, TBA	3,678,491
5,943,000	2.50%, 10/25/49	5,914,214
29,522,000	4.00%, 11/20/49, TBA	30,691,346
4,700,000	4.50%, 11/25/49, TBA	4,951,340
19,803,000	4.00%, 11/25/49, TBA	20,559,536

		389,811,366

Government National Mortgage Association (7.1%)
20,062	4.50%, 9/15/33, Pool #615516	21,623
70,621	5.00%, 12/15/33, Pool #783571	74,879
20,547	6.50%, 8/20/38, Pool #4223	24,234
16,030	6.50%, 10/15/38, Pool #673213	17,637
11,205	6.50%, 11/20/38, Pool #4292	13,219
21,296	6.50%, 12/15/38, Pool #782510	23,579

234,851	5.00%, 1/15/39, Pool #782557	254,502
157,423	5.00%, 4/15/39, Pool #782619	170,569
109,566	5.00%, 4/15/39, Pool #711939	122,189
18,295	4.00%, 4/20/39, Pool #4422	19,214
15,116	5.00%, 6/15/39, Pool #782696	16,433
62,610	4.00%, 7/20/39, Pool #4494	66,534
101,357	5.00%, 10/20/39, Pool #4559	111,788
11,777	4.50%, 12/20/39, Pool #G24598	12,723
31,681	4.50%, 1/15/40, Pool #728627	34,231
14,726	4.50%, 1/20/40, Pool #4617	15,908
11,546	4.50%, 2/20/40, Pool #G24636	12,332
82,596	5.00%, 5/15/40, Pool #782958	90,192
795	4.50%, 5/20/40, Pool #G24696	849
70,739	5.00%, 6/15/40, Pool #697862	78,644
73,149	4.50%, 7/15/40, Pool #745793	78,557
712,896	4.50%, 7/15/40, Pool #733795	770,487
29,944	4.50%, 7/20/40, Pool #4746	31,983
56,982	4.50%, 8/20/40, Pool #4771	60,859
17,258	4.00%, 9/20/40, Pool #G24800	18,485
27,235	4.50%, 9/20/40, Pool #748948	28,690
140,308	4.50%, 10/15/40, Pool #783609	151,741
441,013	4.00%, 10/20/40, Pool #G24833	472,375
51,302	4.50%, 10/20/40, Pool #4834	54,798
818,427	4.00%, 11/20/40, Pool #4853	876,584
399,000	4.00%, 12/20/40, Pool #G24882	427,370
172,078	4.00%, 1/15/41, Pool #759138	180,992
351,959	4.00%, 1/20/41, Pool #4922	376,981
43,855	4.50%, 2/15/41, Pool #738019	47,322
1,381,745	4.00%, 2/20/41, Pool #742887	1,485,613
5,954	4.00%, 2/20/41, Pool #4945	6,381
116,190	4.00%, 3/15/41, Pool #762838	122,161
8,117	5.00%, 4/20/41, Pool #5018	8,997
133,785	4.50%, 6/20/41, Pool #783590	141,595
17,455	5.00%, 6/20/41, Pool #5083	19,349
91,842	4.50%, 7/20/41, Pool #783584	97,210
414,046	4.00%, 7/20/41, Pool #742895	444,730
8,928	5.00%, 7/20/41, Pool #5116	9,695
53,978	4.50%, 7/20/41, Pool #754367	56,303
Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$309,528	4.50%, 7/20/41, Pool #5115	$330,638
100,523	4.50%, 11/15/41, Pool #783610	108,701

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

264,674	3.50%, 1/15/42, Pool #553461	278,034
368,969	4.00%, 4/20/42, Pool #MA0023	391,220
144,181	5.00%, 7/20/42, Pool #MA0223	154,776
456,547	3.50%, 4/15/43, Pool #AD2334	476,059
696,589	3.50%, 4/20/43, Pool #MA0934	736,645
387,495	3.50%, 5/20/43, Pool #MA1012	409,775
32,820	4.00%, 7/20/43, Pool #MA1158	34,798
1,403,928	4.50%, 6/20/44, Pool #MA1997	1,497,730
27,935	4.00%, 8/20/44, Pool #AI4167	29,955
13,119	4.00%, 8/20/44, Pool #AI4166	13,667
1,235,033	4.00%, 8/20/44, Pool #MA2149	1,292,999
30,159	4.00%, 8/20/44, Pool #AJ2723	32,346
19,461	4.00%, 8/20/44, Pool #AJ4687	20,878
75,545	3.00%, 12/20/44, Pool #MA2444	78,018
616,252	5.00%, 12/20/44, Pool #MA2448	669,119
1,572,331	Class ZD, Series 2015-3, 4.00%, 1/20/45	1,856,363
624,327	3.00%, 2/15/45, Pool #784439	645,209
1,436,719	3.00%, 4/20/45, Pool #MA2753	1,482,007
3,342,514	3.50%, 4/20/45, Pool #MA2754	3,491,978
4,032,558	3.50%, 5/20/45, Pool #MA2826	4,212,925
77,066	3.00%, 6/20/45, Pool #MA2891	79,715
231,121	3.00%, 7/20/45, Pool #MA2960	239,067
76,376	3.00%, 8/20/45, Pool #MA3033	78,576
468,586	3.00%, 10/20/45, Pool #MA3172	484,695
348,327	5.00%, 12/20/45, Pool #MA3313	384,730
20,518,295	3.50%, 3/20/46, Pool #MA3521	21,270,412
12,680,687	3.50%, 4/20/46, Pool #MA3597	13,160,309
8,572,827	3.00%, 4/20/46, Pool #MA3596	8,832,474
4,023,375	3.50%, 5/20/46, Pool #MA3663	4,175,010
60,670	3.00%, 5/20/46, Pool #MA3662	62,527
8,453,100	3.50%, 6/20/46, Pool #MA3736	8,771,665
1,378,839	3.00%, 6/20/46, Pool #MA3735	1,421,035
1,393,894	3.50%, 7/20/46, Pool #MA3803	1,444,969
2,712,204	3.00%, 7/20/46, Pool #MA3802	2,795,206
12,682,805	3.00%, 8/20/46, Pool #MA3873	13,070,839

5,387,841	3.50%, 9/20/46, Pool #MA3937	5,614,075
5,614,619	3.00%, 9/20/46, Pool #MA3936	5,779,780
268,998	3.50%, 10/20/46, Pool #AX4345	280,425
339,032	3.50%, 10/20/46, Pool #AX4344	354,008
124,988	3.50%, 10/20/46, Pool #AX4343	129,463
155,310	3.50%, 10/20/46, Pool #AX4342	160,921
147,819	3.50%, 10/20/46, Pool #AX4341	152,992
29,165	4.00%, 10/20/46, Pool #AQ0542	30,499
147,480	3.00%, 11/20/46, Pool #MA4068	151,820
426,162	3.00%, 12/20/46, Pool #MA4126	438,705
161,682	4.50%, 3/15/47, Pool #AZ8560	173,837
241,362	4.50%, 4/15/47, Pool #AZ8596	263,255
168,103	4.50%, 4/15/47, Pool #AZ8597	180,741
137,607	4.50%, 5/15/47, Pool #BA7888	149,971
4,457,105	4.00%, 6/20/47, Pool #MA4511	4,677,651
24,097	4.00%, 9/15/47, Pool #BC5919	25,364
34,126	4.00%, 10/15/47, Pool #BD3187	35,766
30,974	4.00%, 10/15/47, Pool #BE1031	32,602
24,194	4.00%, 11/15/47, Pool #BE1030	25,433
34,702	4.00%, 12/15/47, Pool #BE4664	36,510
39,601	4.00%, 1/15/48, Pool #BE0143	41,671
26,287	4.00%, 1/15/48, Pool #BE0204	27,628
7,400,796	4.50%, 7/20/48, Pool #MA5331	7,732,313
809,116	4.50%, 9/20/48, Pool #BD0560	848,395
15,605,172	4.50%, 9/20/48, Pool #MA5467	16,379,755
Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$1,952,797	3.50%, 10/20/48, TBA	$2,022,671

		147,411,857

Total U.S. Government Agency Mortgages (Cost $659,122,552)		672,738,896

U.S. Treasury Obligations (27.8%):
U.S. Treasury Bonds (8.1%)
2,480,000	5.38%, 2/15/31	3,418,138
20,525,000	4.75%, 2/15/37	29,411,684
31,340,000	3.13%, 11/15/41	37,343,568
11,080,000	3.63%, 8/15/43	14,289,738
1,205,000	3.13%, 8/15/44	1,443,929
15,000	2.50%, 2/15/45	16,139
955,000	3.00%, 5/15/45	1,124,363
1,770,000	2.88%, 8/15/45	2,039,372
1,543,000	3.00%, 2/15/47	1,828,937
5,645,000	3.00%, 2/15/48	6,701,673

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

34,590,000	3.13%, 5/15/48(d)	42,037,659
4,785,000	3.00%, 8/15/48	5,689,664
4,420,000	3.38%, 11/15/48	5,632,047
10,470,000	3.00%, 2/15/49	12,482,203
5,690,000	2.25%, 8/15/49	5,852,698

		169,311,812

U.S. Treasury Inflation Index Bonds (0.6%)
8,702,862	1.00%, 2/15/48	9,706,971
2,752,812	1.00%, 2/15/49	3,091,043

		12,798,014

U.S. Treasury Inflation Index Notes (2.2%)
21,931,962	0.63%, 4/15/23	22,104,589
3,992,667	0.50%, 4/15/24	4,041,566
11,120,777	0.88%, 1/15/29	11,797,292
5,320,809	0.25%, 7/15/29	5,364,361

		43,307,808

U.S. Treasury Notes (16.9%)
2,310,000	2.25%, 3/31/21	2,326,964
1,735,000	2.25%, 4/30/21	1,748,826
2,949,000	1.38%, 5/31/21	2,932,412
103,289,000	2.13%, 5/31/21	103,982,971
10,590,000	1.63%, 6/30/21	10,578,417
4,980,000	1.75%, 7/31/21	4,987,003
30,000	2.75%, 8/15/21	30,591
13,940,000	2.75%, 9/15/21	14,238,403
6,035,000	2.88%, 11/15/21	6,188,704
4,160,000	2.63%, 12/31/23	4,339,400
5,570,000	2.00%, 5/31/24	5,681,400
9,400,000	1.75%, 6/30/24	9,479,313
30,095,000	1.75%, 7/31/24	30,367,736
14,345,000	1.25%, 8/31/24^	14,145,515
32,537,000	2.13%, 9/30/24	33,396,180
8,295,000	1.63%, 9/30/24	8,274,263
890,000	3.00%, 10/31/25	961,617
1,550,000	2.88%, 11/30/25	1,664,313
14,555,000	2.25%, 3/31/26	15,123,555
2,435,000	2.38%, 4/30/26	2,549,902
9,680,000	2.13%, 5/31/26	9,988,550
2,407,000	1.88%, 6/30/26	2,446,490
7,255,000	1.88%, 7/31/26	7,375,161
32,155,000	1.38%, 8/31/26	31,642,530
7,925,000	1.63%, 9/30/26	7,927,477
14,945,000	2.88%, 8/15/28	16,432,495
1,445,000	3.13%, 11/15/28	1,622,464
2,690,000	2.38%, 5/15/29	2,857,284

Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes (continued)
$4,010,000	1.63%, 8/15/29	$3,992,456

		357,282,392

Total U.S. Treasury Obligations (Cost $553,143,333)		582,700,026

Commercial Paper (2.2%):
17,250,000	Ford Motor Credit Co., 2.98%(c)	16,868,240
15,000,000	VW Credit, Inc., 2.38%(c)	14,993,070
13,750,000	VW Credit, Inc., 2.38%(c)	13,742,740

Total Commercial Paper (Cost $45,574,033)		45,604,050

Securities Held as Collateral for Securities on Loan (0.6%):
12,922,608	AZL Enhanced Bond Index Fund Securities Lending Collateral Account (e)	12,922,608

Total Securities Held as Collateral for Securities on Loan (Cost $12,922,608)		12,922,608

Shares		Fair Value
Unaffiliated Investment Companies (0.5%):
Money Markets (0.5%):
11,128,827	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 1.83%(c)	11,128,827

Total Unaffiliated Investment Companies (Cost $11,128,827)		11,128,827

Total Investment Securities (Cost $2,128,807,535) - 105.4%		2,204,191,603
Net other assets (liabilities) - (5.4)%		(114,140,521)

Net Assets - 100.0%		$2,090,051,082

Percentages indicated are based on net assets as of September 30, 2019.

EUR003M	-	3 Month EUR LIBOR
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SOFR	-	Secured Overnight Financing Rate
TBA	-	To Be Announced Security
US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR

^	This security or a partial position of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019 was $12,634,190.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
†	Represents less than 0.05%.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at September 30, 2019.

(c)	The rate represents the effective yield at September 30, 2019.
(d)	All or a portion of this security has been pledged as collateral for open derivative positions.
(e)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2019.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2019:

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Country	Percentage
Australia	0.1%
Bermuda	—%†
Canada	0.4%
Cayman Islands	0.2%
Chile	—%†
Colombia	0.3%
Denmark	0.1%
France	1.0%
Germany	1.6%
Guernsey	0.1%
Indonesia	—%†
Ireland (Republic of)	0.3%
Japan	0.9%
Jersey	0.1%
Korea, Republic Of	0.2%
Luxembourg	0.5%
Mexico	0.8%
Netherlands	1.1%
Norway	—%†
Panama	0.2%
Peru	0.1%
Philippines	0.2%
Spain	0.1%
Sweden	0.1%
Switzerland	0.4%
United Kingdom	1.3%
United States	89.8%
Uruguay	0.1%

100.0%

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Securities Sold Short (-6.9%):
At September 30, 2019, the Fund’s securities sold short were as follows:
Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value
U.S. Government Agency Mortgages
Federal National Mortgage Association
Federal National Mortgage Association, TBA	2.50%	10/25/34	$(3,806,000)	$(3,846,780)	$(3,838,113)
Federal National Mortgage Association, TBA	2.50%	11/25/34	(5,120,000)	(5,149,600)	(5,162,700)
Federal National Mortgage Association, TBA	3.00%	10/25/34	(1,718,000)	(1,756,655)	(1,755,850)
Federal National Mortgage Association, TBA	3.00%	10/25/49	(21,779,168)	(22,040,622)	(22,102,452)
Federal National Mortgage Association, TBA	3.00%	11/25/48	(44,204,000)	(44,556,250)	(44,832,526)
Federal National Mortgage Association, TBA	3.50%	10/25/34	(8,704,766)	(8,991,751)	(9,001,272)
Federal National Mortgage Association, TBA	3.50%	10/25/48	(19,116,945)	(19,624,738)	(19,606,817)
Federal National Mortgage Association, TBA	4.00%	10/25/34	(3,926,000)	(4,083,040)	(4,084,267)
Government National Mortgage Association
Government National Mortgage Association, TBA	3.00%	10/20/49	(11,125,500)	(11,360,109)	(11,412,329)
Government National Mortgage Association, TBA	4.00%	10/20/49	(4,467,000)	(4,637,304)	(4,644,982)
Government National Mortgage Association, TBA	4.50%	10/20/49	(16,448,000)	(17,169,527)	(17,185,590)

				$(143,216,376)	$(143,626,898)

TBA—To Be Announced Security

Futures Contracts

Cash of $10,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2019:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Euro Schatz Index December Futures (Euro)	12/6/19	183	$(22,402,343)	$67,238
Euro-Bobl December Futures (Euro)	12/6/19	157	(23,209,514)	150,771
Euro-Bund December Futures (Euro)	12/6/19	188	(35,700,741)	385,082
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/19/19	355	(46,260,938)	424,844
U.S. Treasury 10-Year Note December Futures (U.S. Dollar)	12/19/19	199	(28,338,844)	368,261
U.S. Treasury 5-Year Note December Futures (U.S. Dollar)	12/31/19	712	(84,833,688)	399,274
Ultra Long Term U.S. Treasury Bond December Futures (U.S. Dollar)	12/19/19	11	(2,110,969)	85,850

				$1,881,320

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
U.S. Treasury 2-Year Note December Futures (U.S. Dollar)	12/31/19	1,590	342,645,000	(827,551)
U.S. Treasury 30-Year Note December Futures (U.S. Dollar)	12/19/19	62	10,063,375	(145,851)

				$(973,402)

Total Net Futures Contracts				$907,918

See accompanying notes to the schedules of portfolio investments.

AZL Enhanced Bond Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Forward Currency Contracts

At September 30, 2019, the Fund’s open forward currency contracts were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar	446,520	European Euro	406,000	ANZ Banking Group	10/3/19	$3,952
U.S. Dollar	535,215	European Euro	484,000	BNP Paribas	10/3/19	7,622
U.S. Dollar	249,933	European Euro	226,000	BNP Paribas	10/3/19	3,577
U.S. Dollar	890,026	European Euro	803,000	BNP Paribas	10/3/19	14,702
U.S. Dollar	1,573,270	European Euro	1,423,000	Canadian Imperial Bank of Commerce	10/3/19	22,105
U.S. Dollar	107,422	European Euro	97,000	Citigroup	10/3/19	1,685
U.S. Dollar	804,629	European Euro	729,000	Citigroup	10/3/19	9,970
U.S. Dollar	628,625	European Euro	567,000	HSBC Bank	10/3/19	10,557
U.S. Dollar	595,029	European Euro	540,000	Investment Technology Group	10/3/19	6,392
U.S. Dollar	51,927,465	European Euro	47,095,000	Netwest Capital Markets	10/3/19	590,744
U.S. Dollar	280,111	European Euro	253,000	Standard Chartered Bank	10/3/19	4,324
U.S. Dollar	609,381	European Euro	555,000	Wells Fargo	11/5/19	2,819

Total Net Forward Currency Contracts						$678,449

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (40.7%):
Aerospace & Defense (1.2%):
1,279	Arconic, Inc.	$33,254
4,300	Boeing Co. (The)	1,636,021
7,491	L3harris Technologies, Inc.	1,562,922
1,635	Lockheed Martin Corp.	637,748
13,004	Moog, Inc., Class A	1,054,884
1,420	Northrop Grumman Corp.	532,202
12,722	Parson Corp.*	419,572
1,256	Raytheon Co.	246,415
1,611	United Technologies Corp.	219,934

		6,342,952

Auto Components (0.0%†):
3,067	Gentex Corp.	84,450

Automobiles (0.2%):
147,825	Ford Motor Co.	1,354,077

Banks (2.0%):
71,363	Bank of America Corp.	2,081,659
31,298	Citigroup, Inc.	2,162,066
28,904	JPMorgan Chase & Co.	3,401,711
444	SunTrust Banks, Inc.	30,547
61,784	Wells Fargo & Co.	3,116,385

		10,792,368

Beverages (0.4%):
2,268	Coca-Cola Bottling Co. Consolidated	689,177
14,206	Coca-Cola Co. (The)	773,374
4,635	PepsiCo, Inc.	635,459

		2,098,010

Biotechnology (1.3%):
29,380	AbbVie, Inc.	2,224,654
11,058	Amgen, Inc.	2,139,834
6,667	Biogen Idec, Inc.*	1,552,211
3,938	Celgene Corp.*	391,043
6,580	Gilead Sciences, Inc.	417,040
1,467	Regeneron Pharmaceuticals, Inc.*	406,946

		7,131,728

Building Products (0.0%†):
5,344	Johnson Controls International plc	234,548

Capital Markets (0.6%):
26,937	Invesco, Ltd.	456,313
3,385	MarketAxess Holdings, Inc.	1,108,588
39,378	Morgan Stanley	1,680,258
1,377	MSCI, Inc.	299,842

		3,545,001

Chemicals (0.4%):
9,680	CF Industries Holdings, Inc.	476,256
16,930	Eastman Chemical Co.	1,249,942
529	Ecolab, Inc.	104,763
9,456	Huntsman Corp.	219,947

		2,050,908

Commercial Services & Supplies (0.5%):
717	Brady Corp., Class A	38,037
3,215	Cintas Corp.	861,941
3,779	Herman Miller, Inc.	174,174
10,070	IAA, Inc.*	420,221
9,325	KAR Auction Services, Inc.	228,929
8,704	Republic Services, Inc., Class A	753,331
2,314	UniFirst Corp.	451,508
473	Waste Management, Inc.	54,395

		2,982,536

Communications Equipment (0.9%):
20,969	Ciena Corp.*	822,614

62,788	Cisco Systems, Inc.	3,102,355
939	F5 Networks, Inc.*	131,854
Shares		Fair Value
Common Stocks, continued
Communications Equipment, continued
34,626	Juniper Networks, Inc.	$856,994

		4,913,817

Construction & Engineering (0.2%):
13,889	EMCOR Group, Inc.	1,196,121

Consumer Finance (0.2%):
10,161	Ally Financial, Inc.	336,939
3,284	Discover Financial Services	266,300
20,816	Synchrony Financial	709,617

		1,312,856

Containers & Packaging (0.1%):
2,842	Packaging Corp. of America	301,536

Diversified Consumer Services (0.2%):
405	Bright Horizons Family Solutions, Inc.*	61,763
22,605	Frontdoor, Inc.*	1,097,924

		1,159,687

Diversified Financial Services (0.5%):
12,167	Berkshire Hathaway, Inc., Class B*	2,530,979
26,382	Jefferies Financial Group, Inc.	485,429

		3,016,408

Diversified Telecommunication Services (1.3%):
98,784	AT&T, Inc.	3,737,986
57,702	Verizon Communications, Inc.	3,482,893

		7,220,879

Electric Utilities (0.6%):
4,589	Duke Energy Corp.	439,902
31,932	Exelon Corp.	1,542,635
2,011	IDA Corp., Inc.	226,579
19,282	Portland General Electric Co.	1,086,926
6,344	PPL Corp.	199,773

		3,495,815

Electronic Equipment, Instruments & Components (0.1%):
3,700	Keysight Technologies, Inc.*	359,825
1,583	Tech Data Corp.*	165,012

		524,837

Entertainment (0.4%):
9,839	Electronic Arts, Inc.*	962,451
175	Netflix, Inc.*	46,834
7,651	Walt Disney Co. (The)	997,078

		2,006,363

Equity Real Estate Investment Trusts (0.8%):
2,678	American Tower Corp.	592,186
8,913	Apartment Investment & Management Co.	464,724
21,804	Corecivic, Inc.	376,773
716	Equity Lifestyle Properties, Inc.	95,658
1,147	Essex Property Trust, Inc.	374,668
655	PS Business Parks, Inc.	119,177
18,321	Realty Income Corp.	1,404,854
6,122	Retail Properties of America, Inc., Class A	75,423
99	SBA Communications Corp.	23,874
4,555	Simon Property Group, Inc.	708,986
1,545	VICI Properties, Inc.^	34,994

		4,271,317

Food & Staples Retailing (1.1%):
7,423	Costco Wholesale Corp.	2,138,641
34,402	Kroger Co. (The)	886,884
4,531	US Foods Holding Corp.*	186,224

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

22,489	Wal-Mart Stores, Inc.	2,668,994

		5,880,743

Shares		Fair Value
Common Stocks, continued
Food Products (0.1%):
10,512	General Mills, Inc.	$579,421
1,431	Hershey Co. (The)	221,791

		801,212

Gas Utilities (0.0%†):
288	Southwest Gas Corp.	26,220
1,275	UGI Corp.	64,094

		90,314

Health Care Equipment & Supplies (1.3%):
30,069	Abbott Laboratories	2,515,872
20,150	Boston Scientific Corp.*	819,904
7,493	Danaher Corp.	1,082,214
4,902	Edwards Lifesciences Corp.*	1,077,999
16,689	Hologic, Inc.*	842,628
63	IDEXX Laboratories, Inc.*	17,132
9,574	Medtronic plc	1,039,928

		7,395,677

Health Care Providers & Services (1.2%):
5,949	AmerisourceBergen Corp.	489,781
5,214	Anthem, Inc.	1,251,881
26,315	CVS Health Corp.	1,659,687
406	McKesson Corp.	55,484
13,567	UnitedHealth Group, Inc.	2,948,381

		6,405,214

Health Care Technology (0.1%):
5,932	Cerner Corp.	404,385
2,254	Veeva Systems, Inc., Class A*	344,163

		748,548

Hotels, Restaurants & Leisure (1.0%):
1,653	Chipotle Mexican Grill, Inc.*	1,389,296
65,458	Extended Stay America, Inc.	958,305
3,373	McDonald’s Corp.	724,217
10,791	MGM Resorts International	299,127
11,615	Norwegian Cruise Line Holdings, Ltd.*	601,309
15,446	Starbucks Corp.	1,365,735

		5,337,989

Household Durables (0.2%):
5,383	Garmin, Ltd.	455,886
195	NVR, Inc.*	724,883

		1,180,769

Household Products (1.1%):
17,526	Colgate-Palmolive Co.	1,288,336
8,675	Kimberly-Clark Corp.	1,232,284
30,398	Procter & Gamble Co. (The)	3,780,904
660	Spectrum Brands Holdings, Inc.	34,771

		6,336,295

Independent Power and Renewable Electricity Producers (0.2%):
51,623	AES Corp. (The)	843,519
3,879	Vistra Energy Corp.	103,686

		947,205

Industrial Conglomerates (0.1%):
1,502	Roper Industries, Inc.	535,613

Insurance (1.2%):
6,029	Allstate Corp. (The)	655,232
8,950	CNA Financial Corp.	440,788
19,875	First American Financial Corp.	1,172,824
3,857	FNF Group	171,289
22,033	Hartford Financial Services Group, Inc. (The)	1,335,420
1,047	Kemper Corp.	81,614

4,884	Primerica, Inc.	621,391
20,700	Progressive Corp. (The)	1,599,074
Shares		Fair Value
Common Stocks, continued
Insurance, continued
4,963	Selective Insurance Group, Inc.	$373,168
4,679	UnumProvident Corp.	139,060
1,120	W.R. Berkley Corp.	80,898

		6,670,758

Interactive Media & Services (2.3%):
2,733	Alphabet, Inc., Class A*	3,337,376
3,756	Alphabet, Inc., Class C*	4,578,564
28,034	Facebook, Inc., Class A*	4,992,294

		12,908,234

Internet & Direct Marketing Retail (1.6%):
4,196	Amazon.com, Inc.*	7,283,878
31,913	eBay, Inc.	1,243,969
9,324	Etsy, Inc.*	526,806

		9,054,653

IT Services (2.1%):
16,503	Amdocs, Ltd.	1,091,013
2,063	Automatic Data Processing, Inc.	333,009
11,127	Fiserv, Inc.*	1,152,646
3,501	Genpact, Ltd.	135,664
16,407	International Business Machines Corp.	2,385,906
10,976	MasterCard, Inc., Class A	2,980,752
388	PayPal Holdings, Inc.*	40,193
1,754	VeriSign, Inc.*	330,857
19,247	Visa, Inc., Class A	3,310,677

		11,760,717

Life Sciences Tools & Services (0.3%):
18,676	Agilent Technologies, Inc.	1,431,142

Machinery (1.0%):
15,775	AGCO Corp.	1,194,168
4,490	Allison Transmission Holdings, Inc.	211,255
12,673	Caterpillar, Inc.	1,600,726
7,080	Cummins, Inc.	1,151,704
12,185	Dover Corp.	1,213,138

		5,370,991

Media (0.9%):
62,244	Comcast Corp., Class A	2,805,959
34,450	DISH Network Corp., Class A*	1,173,712
12,873	Omnicom Group, Inc.	1,007,956

		4,987,627

Metals & Mining (0.4%):
34,169	Newmont Mining Corp.	1,295,688
10,539	Reliance Steel & Aluminum Co.	1,050,317

		2,346,005

Mortgage Real Estate Investment Trusts (0.0%†):
2,095	MFA Financial, Inc.	15,419

Multiline Retail (0.3%):
13,089	Target Corp.	1,399,345

Multi-Utilities (0.1%):
2,208	Dominion Energy, Inc.	178,936
2,101	WEC Energy Group, Inc.	199,805

		378,741

Oil, Gas & Consumable Fuels (1.5%):
26,981	Chevron Corp.	3,199,947
30,251	ConocoPhillips Co.	1,723,702
36,327	Exxon Mobil Corp.	2,565,049
34,671	Kinder Morgan, Inc.	714,569

		8,203,267

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Personal Products (0.3%):
6,997	Estee Lauder Co., Inc. (The), Class A	1,392,053

Pharmaceuticals (2.2%):
1,040	Allergan plc	175,022
Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
39,770	Bristol-Myers Squibb Co.	$2,016,737
16,670	Eli Lilly & Co.	1,864,206
29,698	Johnson & Johnson Co.	3,842,327
37,476	Merck & Co., Inc.	3,154,730
9,800	Mylan NV*	193,844
19,152	Pfizer, Inc.	688,131

		11,934,997

Professional Services (0.2%):
21,970	Robert Half International, Inc.	1,222,850

Road & Rail (0.6%):
19,644	CSX Corp.	1,360,740
10,711	Union Pacific Corp.	1,734,968

		3,095,708

Semiconductors & Semiconductor Equipment (1.5%):
16,244	Applied Materials, Inc.	810,576
5,278	Cirrus Logic, Inc.*	282,795
64,489	Intel Corp.	3,323,117
6,408	Lam Research Corp.	1,480,953
22,056	Micron Technology, Inc.*	945,100
21,342	Qualcomm, Inc.	1,627,968
393	Xilinx, Inc.	37,689

		8,508,198

Software (3.3%):
795	Adobe Systems, Inc.*	219,619
2,881	Anaplan, Inc.*	135,407
19,937	Cadence Design Systems, Inc.*	1,317,437
3,394	Intuit, Inc.	902,600
77,455	Microsoft Corp.	10,768,568
34,501	Nuance Communications, Inc.*	562,711
12,393	Oracle Corp.	681,987
15,163	Salesforce.com, Inc.*	2,250,796
9,924	Synopsys, Inc.*	1,362,069
6,346	Verint Systems, Inc.*	271,482
815	Workiva, Inc.*	35,721

		18,508,397

Specialty Retail (0.6%):
718	AutoZone, Inc.*	778,757
10,968	Home Depot, Inc. (The)	2,544,796

		3,323,553

Technology Hardware, Storage & Peripherals (1.7%):
33,655	Apple, Inc.	7,537,711
33,263	HP, Inc.	629,336
35,028	Xerox Holdings Corp.	1,047,687

		9,214,734

Textiles, Apparel & Luxury Goods (0.2%):
9,341	Ralph Lauren Corp.	891,785

Tobacco (0.1%):
3,664	Altria Group, Inc.	149,858
8,528	Philip Morris International, Inc.	647,531

		797,389

Water Utilities (0.0%†):
308	American States Water Co.	27,677

Wireless Telecommunication Services (0.0%†):
983	Telephone & Data Systems, Inc.	25,361

Total Common Stocks (Cost $191,297,859)		225,165,394

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Asset Backed Securities (1.0%):
$1,093,542	Aaset Trust, Class A, Series 2017-1A, 3.97%, 5/16/42(a)	$1,106,620
217,046	Aaset Trust, Class A, Series 2018-1A, 3.84%, 1/16/38(a)	218,272
213,334	Aaset Trust, Class A, Series 2019-1, 3.84%, 5/15/39(a)	213,721
166,667	Blackbird Capital Aircraft, Class AA, Series 2016-1A, 2.49%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	166,464
646,667	Blackbird Capital Aircraft, Class A, Series 2016-1A, 4.21%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	672,763
324,431	Castlelake Aircraft Structured Trust, Class A, Series 2019-1, 3.97%, 4/15/39(a)	329,006
240,676	Castlelake Aircraft Structured Trust, Class B, Series 2019-1, 5.10%, 4/15/39(a)	243,937
348,837	Castlelake Aircraft Structured Trust, Class A, Series 2018-1A, 4.13%, 6/15/43(a)	357,072
216,150	DB Master Finance LLC, Class A2I, Series 2017-1A, 3.63%, 11/20/47, Callable 11/20/21 @ 100(a)	221,028
361,560	DB Master Finance LLC, Class A2II, Series 2017-1A, 4.03%, 11/20/47, Callable 11/20/23 @ 100(a)	375,087
246,795	Horizon Aircraft Finance II, Ltd., Class A, Series 2019-1, 3.72%, 7/15/39(a)	247,739
232,967	Horizon Aircraft Finance, Ltd., Class A, Series 2018-1, 4.46%, 12/15/38(a)	241,975
265,551	Project Silver, Class A, Series 2019-1, 3.97%, 7/15/44(a)	269,372
311,466	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2017-A, 4.21%, 5/17/32, Callable 4/15/24 @ 100(a)(b)	318,096
373,286	Thunderbolt II Aircraft Lease, Ltd., Class A, Series 2018, 4.15%, 9/15/38(a)(b)	382,718

Total Asset Backed Securities (Cost $5,257,920)		5,363,870

Collateralized Mortgage Obligations (1.9%):
324,000	AIMCO CLO, Ltd., Class A, Series 2019-10A, 3.62%(US0003M+132bps), 7/22/32, Callable 7/22/21 @ 100(a)	323,965
344,000	Ares CLO, Ltd., Class AR, Series 2016-41A(US0003M+120bps), 1/15/29, Callable 7/15/20 @ 100(a)	343,892
308,000	Benchmark Mortgage Trust, Class A5, Series 2018-B8, 4.23%, 1/15/52	351,998

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$106,013	BX Commercial Mortgage Trust, Class F, Series 2018-IND, 3.83%(US0001M+180bps), 11/15/35(a)	$106,242
298,000	BX Commercial Mortgage Trust, Class A, Series 2019-IMC, 3.03%(US0001M+100bps), 4/15/34(a)	298,187
172,000	BX Commercial Mortgage Trust, Class B, Series 2019-IMC, 3.33%(US0001M+130bps), 4/15/34(a)	172,108
113,000	BX Commercial Mortgage Trust, Class C, Series 2019-IMC, 3.63%(US0001M+160bps), 4/15/34(a)	113,071
119,000	BX Commercial Mortgage Trust, Class D, Series 2019-IMC, 3.93%(US0001M+190bps), 4/15/34(a)	119,150
98,905	BX Commercial Mortgage Trust, Class D, Series 2018-EXCL, 4.65%(US0001M+263bps), 9/15/20(a)	98,779
250,000	Cedar Funding CLO, Ltd., Class A, Series 2019-10A(US0003M+134bps), 10/20/32, Callable 10/20/21 @ 100(a)	249,995
250,000	Cedar Funding CLO, Ltd., Class A1A, Series 2019-11A, 3.87%(US0003M+135bps), 5/29/32, Callable 5/29/21 @ 100(a)	251,267
100,000	CHC Commercial Mortgage Trust, Class C, Series 2019-CHC, 3.78%(US0001M+175bps), 6/15/34(a)	100,125
100,000	CHC Commercial Mortgage Trust, Class B, Series 2019-CHC, 3.53%(US0001M+150bps), 6/15/34(a)	100,131
406,000	CHC Commercial Mortgage Trust, Class A, Series 2019-CHC, 3.15%(US0001M+112bps), 6/15/34(a)	406,508
58,000	Citigroup Commercial Mortgage Trust, Class A4, Series 2018-C6, 4.41%, 11/10/51	66,886
153,000	CSAIL Commercial Mortgage Trust, Class A4, Series 2018-C14, 4.42%, 11/15/51	176,138
100,000	CSMC Trust, Class C, Series 2018, 4.78%, 4/15/36(a)	105,717
100,000	CSMC Trust, Class B, Series 2018, 4.53%, 4/15/36(a)	106,540
205,000	CSMC Trust, Class A, Series 2018, 4.28%, 4/15/36(a)	217,934

860,000	CSMC Trust, Class D, Series 2017-PFHP, 4.28%(US0001M+225bps), 12/15/30(a)	861,633
Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$100,000	CSMC Trust, Class D, Series 2018, 4.78%, 4/15/36(a)	$104,193
392,000	Dryden CLO, Ltd., Class AR2, Series 2014-36A, 3.58%(US0003M+128bps), 4/15/29, Callable 4/15/20 @ 100(a)	392,059
275,000	Dryden CLO, Ltd., Class A, Series 2019-72A, 3.76%(US0003M+133bps), 5/15/32, Callable 5/15/21 @ 100(a)	275,308
41,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class CFX, Series 2018-WPT, 4.95%, 7/5/23(a)	44,070
64,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class DFX, Series 2018-WPT, 5.35%, 7/5/23(a)	68,790
87,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class EFX, Series 2018-WPT, 5.54%, 7/5/23(a)	92,779
250,000	Madison Park Funding, Ltd., Class A, Series 2019-33A(US0003M+133bps), 10/15/32(a)	250,000
250,000	Madison Park Funding, Ltd., Class AR2, Series 2012-101, 3.50%(US0003M+122bps), 1/20/29, Callable 7/20/20 @ 100(a)	250,260
324,000	Madison Park Funding, Ltd., Class A1, Series 2019-37A(US0003M+130bps), 7/15/32, Callable 7/15/21 @ 100(a)	324,200
302,000	Magnetite, Ltd., Class A, Series 2019-21A, 3.91%(US0003M+128bps), 4/20/30, Callable 4/20/20 @ 100(a)	301,722
515,000	Morgan Stanley Capital I Trust, Class A4, Series 2018-H4, 4.31%, 12/15/51	591,560
245,000	Morgan Stanley Capital I Trust, Class B, Series 2018-BOP, 3.28%(US0001M+125bps), 6/15/35(a)	245,000
589,000	Morgan Stanley Capital I Trust, Class C, Series 2018-BOP, 3.53%(US0001M+150bps), 6/15/35(a)	589,000
294,083	MSCG Trust, Class A, Series 2016-SNR, 3.46%, 11/15/34(a)(b)	295,248

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

124,100	MSCG Trust, Class B, Series 2016-SNR, 4.18%, 11/15/34(a)	125,691
87,550	MSCG Trust, Class C, Series 2016-SNR, 5.21%, 11/15/34(a)	89,374
Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$324,000	Niagara Park CLO, Ltd., Class A, Series 2019-1A, 3.69%(US0003M+130bps), 7/17/32, Callable 7/17/21 @ 100(a)	$323,811
261,000	RETL, Class C, Series 2019-RVP, 4.13%(US0001M+210bps), 3/15/36(a)	261,820
332,000	VERDE CLO, Ltd., Class A, Series 2019-1A(US0003M+135bps), 4/15/32, Callable 4/15/21 @ 100(a)	332,143
335,000	Voya CLO, Ltd., Class A, Series 2019-2(US0003M+127bps), 7/20/32, Callable 7/20/21 @ 100(a)	334,978
367,000	Wells Fargo Commercial Mortgage Trust, Class A5, Series 2018-C48, 4.30%, 1/15/52	419,191

Total Collateralized Mortgage Obligations (Cost $10,074,371)		10,281,463

Corporate Bonds (19.7%):
Aerospace & Defense (0.2%):
$235,000	BBA US Holdings, Inc., 5.38%, 5/1/26, Callable 5/1/21 @ 102.69(a)	246,163
210,000	BWX Technologies, Inc., 5.38%, 7/15/26, Callable 7/15/21 @ 102.69(a)	220,763
255,000	TransDigm, Inc., 6.50%, 7/15/24, Callable 11/7/19 @ 103.25	262,968
230,000	TransDigm, Inc., 6.25%, 3/15/26, Callable 3/15/22 @ 103.13(a)	246,675

		976,569

Banks (1.6%):
346,000	Bank of America Corp., 3.00% (US0003M+79 bps), 12/20/23, Callable 12/20/22 @ 100	353,290
640,000	Bank of America Corp., 4.20%, 8/26/24	686,301
410,000	Bank of America Corp., Series L, 3.95%, 4/21/25	434,388
151,000	Bank of America Corp., Series G, 4.45%, 3/3/26	164,500
396,000	Bank of America Corp., Series G, 3.50%, 4/19/26	419,726
543,000	Bank of America Corp., 3.42% (US0003M+104 bps), 12/20/28, Callable 12/20/27 @ 100	566,900

170,000	Bank of America Corp., Series AA, 6.10% (US0003M+390 bps), Callable 3/17/25 @ 100	186,150
50,000	Bank of America Corp., Series X, 6.25% (US0003M+371 bps), 12/31/49, Callable 9/5/24 @ 100	54,500
165,000	CIT Group, Inc., 6.13%, 3/9/28	193,463
730,000	Citigroup, Inc., 4.05%, 7/30/22	764,125
255,000	Citigroup, Inc., 3.35% (US0003M+90 bps), 4/24/25, Callable 4/24/24 @ 100	264,125
1,098,000	Citigroup, Inc., 4.30%, 11/20/26	1,184,497
Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$250,000	Citizens Bank NA, 2.55%, 5/13/21, Callable 4/13/21 @ 100	$251,405
2,005,000	JPMorgan Chase & Co., 3.88%, 9/10/24	2,129,386
231,000	JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/1/26 @ 100	236,779
550,000	Regions Financial Corp., 3.20%, 2/8/21, Callable 1/8/21 @ 100	556,515
305,000	Wells Fargo & Co., Series S, 5.90% (US0003M+311 bps), Callable 6/15/24 @ 100	324,825

		8,770,875

Beverages (0.5%):
939,000	Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	1,086,163
240,000	Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/39, Callable 7/23/38 @ 100	303,786
552,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49, Callable 7/23/48 @ 100	722,103
333,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/58, Callable 10/15/57 @ 100	387,467
345,000	Anheuser-Busch InBev Worldwide, Inc., 5.80%, 1/23/59, Callable 7/23/58 @ 100	466,876

		2,966,395

Building Products (0.0%†):
105,000	Advanced Drainage Systems, Inc., 5.00%, 9/30/27, Callable 9/30/22 @ 102.5(a)	106,313

Capital Markets (1.3%):
457,000	Ares Capital Corp., 4.20%, 6/10/24, Callable 5/10/24 @ 100	468,314

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

399,000	Goldman Sachs Group, Inc. (The), 2.88% (US0003M+82 bps), 10/31/22, Callable 10/31/21 @ 100	403,078
128,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	172,442
154,000	Intercontinental Exchange, Inc., 2.75%, 12/1/20, Callable 11/1/20 @ 100	155,183
148,000	Moody’s Corp., 4.88%, 2/15/24, Callable 11/15/23 @ 100	162,620
4,600,000	Morgan Stanley, 3.74% (US0003M+85 bps), 4/24/24, Callable 4/24/23 @ 100	4,803,007
227,000	Morgan Stanley, Series G, 4.43% (US0003M+163 bps), 1/23/30, Callable 1/23/29 @ 100, MTN	254,641
145,000	MSCI, Inc., 4.75%, 8/1/26, Callable 8/1/21 @ 102.38(a)	152,069
296,000	Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100(a)	315,714
300,000	Pine Street Trust II, 5.57%, 2/15/49, Callable 8/15/48 @ 100(a)	331,752

		7,218,820

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Chemicals (0.1%):
$65,000	Chemours Co., 7.00%, 5/15/25, Callable 5/15/20 @ 103.5^	$61,588
120,000	Chemours Co., 5.38%, 5/15/27, Callable 2/15/27 @ 100	103,500
245,000	Platform Specialty Products Corp., 5.88%, 12/1/25, Callable 12/1/20 @ 102.94(a)	255,412
30,000	TPC Group, Inc., 10.50%, 8/1/24, Callable 8/1/21 @ 107.88(a)	31,275
130,000	Valvoline, Inc., 4.38%, 8/15/25, Callable 8/15/20 @ 103.28	132,275
200,000	W R Grace & Co., 5.63%, 10/1/24(a)	215,750

		799,800

Commercial Services & Supplies (0.1%):
200,000	ADT Corp., 4.88%, 7/15/32(a)	175,000
200,000	Aramark Services, Inc., 5.00%, 4/1/25, Callable 4/1/20 @ 103.75(a)	206,250
200,000	Tempo Finance, Corp., 6.75%, 6/1/25, Callable 6/1/20 @ 103.38(a)	206,000

		587,250

Construction & Engineering (0.2%):
250,000	AECOM, 5.88%, 10/15/24, Callable 7/15/24 @ 100	270,938
270,000	AECOM, 5.13%, 3/15/27, Callable 12/15/26 @ 100	282,149

150,000	Brand Industrial Services, Inc., 8.50%, 7/15/25, Callable 7/15/20 @ 106.34(a)	133,875
15,000	Summit Midstream Holdings LLC, 5.50%, 8/15/22, Callable 11/7/19 @ 101.38	13,688
240,000	Summit Midstream Holdings LLC, 5.75%, 4/15/25, Callable 4/15/20 @ 104.31	201,600

		902,250

Consumer Finance (1.9%):
75,000	Ally Financial, Inc., 3.88%, 5/21/24, Callable 4/21/24 @ 100	77,531
807,000	Ally Financial, Inc., 5.75%, 11/20/25, Callable 10/21/25 @ 100	903,840
260,000	Capital One Financial Corp., 3.80%, 1/31/28, Callable 12/31/27 @ 100	274,336
534,000	Capital One NA, Series B, 2.95%, 7/23/21, Callable 6/23/21 @ 100	540,939
250,000	Capital One NA, 2.15%, 9/6/22, Callable 8/6/22 @ 100	249,423
1,000,000	Discover Bank, 3.20%, 8/9/21, Callable 7/9/21 @ 100	1,015,181
250,000	Discover Bank, Series B, 4.68% (USSW5+173 bps), 8/9/28, Callable 8/9/23 @ 100	260,389
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,067,901
253,000	Discover Financial Services, 4.50%, 1/30/26, Callable 11/30/25 @ 100	274,662
Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$1,000,000	Ford Motor Credit Co. LLC, 2.60%, 11/4/19	$999,542
200,000	Ford Motor Credit Co. LLC, 5.09%, 1/7/21	204,938
313,000	Ford Motor Credit Co. LLC, 5.60%, 1/7/22	328,476
329,000	Ford Motor Credit Co. LLC, 5.58%, 3/18/24, Callable 2/18/24 @ 100	349,879
70,000	General Motors Acceptance Corp., 8.00%, 11/1/31	96,950
500,000	General Motors Financial Co., 4.20%, 3/1/21, Callable 2/1/21 @ 100	510,840
20,000	Navient Corp., 7.25%, 1/25/22, MTN	21,600
170,000	Navient Corp., 6.50%, 6/15/22	181,050
30,000	Navient Corp., 5.50%, 1/25/23	30,975
420,000	Navient Corp., 7.25%, 9/25/23	456,750
45,000	Navient Corp., 6.13%, 3/25/24, MTN	46,688
15,000	Navient Corp., 5.88%, 10/25/24	15,113
110,000	Navient Corp., 6.75%, 6/15/26^	112,750
180,000	Springleaf Finance Corp., 6.88%, 3/15/25	198,450
70,000	Springleaf Finance Corp., 7.13%, 3/15/26	77,525

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

271,000	Synchrony Bank, Series B, 3.65%, 5/24/21, Callable 4/24/21 @ 100	275,969
510,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100	519,995
76,000	Synchrony Financial, 2.85%, 7/25/22, Callable 6/25/22 @ 100	76,576
120,000	Synchrony Financial, 4.38%, 3/19/24, Callable 2/19/24 @ 100	127,228
610,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100	643,467
405,000	Synchrony Financial, 3.95%, 12/1/27, Callable 9/1/27 @ 100	414,913
345,000	Synchrony Financial, 5.15%, 3/19/29, Callable 12/19/28 @ 100	383,273

		10,737,149

Containers & Packaging (0.1%):
100,000	Berry Global Escrow Corp., 4.88%, 7/15/26, Callable 7/15/22 @ 102.44(a)	103,499
80,000	Crown Americas LLC, 4.75%, 2/1/26, Callable 2/1/21 @ 103.56	83,700
65,000	Crown Americas LLC, 4.25%, 9/30/26, Callable 3/31/26 @ 100	67,438
50,000	Crown Cork & Seal Co., Inc., 7.38%, 12/15/26	60,250
200,000	Reynolds Group Issuer, Inc., 5.13%, 7/15/23, Callable 11/7/19 @ 102.56(a)	204,999
35,000	Reynolds Group Issuer, Inc., 7.00%, 7/15/24, Callable 11/7/19 @ 103.5(a)	36,269
115,000	Silgan Holdings, Inc., 4.75%, 3/15/25, Callable 3/15/20 @ 102.38	117,588

		673,743

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Consumer Services (0.2%):
$102,000	APX Group, Inc., 8.75%, 12/1/20, Callable 11/7/19 @ 100^	$100,215
105,000	APX Group, Inc., 7.88%, 12/1/22, Callable 11/7/19 @ 103.94	104,475
215,000	APX Group, Inc., 7.63%, 9/1/23, Callable 11/7/19 @ 105.72^	190,275
120,000	Ascend Learning LLC, 6.88%, 8/1/25, Callable 8/1/20 @ 103.44(a)	124,800
110,000	Ascend Learning LLC, 6.88%, 8/1/25, Callable 8/1/20 @ 103.44(a)	114,400
80,000	Frontdoor, Inc., 6.75%, 8/15/26, Callable 8/15/21 @ 105.06(a)	87,400

460,000	Laureate Education, Inc., 8.25%, 5/1/25, Callable 5/1/20 @ 106.19(a)	500,250
70,000	Service Corp International, 5.13%, 6/1/29, Callable 6/1/24 @ 102.56	74,725

		1,296,540

Diversified Financial Services (0.4%):
60,000	AXA Equitable Holdings, Inc., 3.90%, 4/20/23, Callable 3/20/23 @ 100	62,638
110,000	Banff Merger Sub, Inc., 9.75%, 9/1/26, Callable 9/1/21 @ 104.88(a)	104,500
85,000	EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 5/15/26, Callable 5/15/21 @ 105.81(a)(c)	63,750
165,000	Everest Acquisition Finance, Inc., 8.00%, 11/29/24, Callable 11/30/19 @ 106^(a)(c)	61,050
185,000	Flex Acquisition Co., Inc., 6.88%, 1/15/25, Callable 1/15/20 @ 103.44(a)	169,044
25,000	Flex Acquisition Co., Inc., 7.88%, 7/15/26, Callable 7/15/21 @ 103.94(a)	22,938
555,000	Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 11/7/19 @ 102.69	566,099
200,000	Level 3 Financing, Inc., 5.38%, 5/1/25, Callable 5/1/20 @ 102.69	206,750
500,000	Peachtree Funding Trust, 3.98%, 2/15/25(a)	525,438
185,000	Voya Financial, Inc., 3.13%, 7/15/24, Callable 5/15/24 @ 100	189,151

		1,971,358

Diversified Telecommunication Services (0.7%):
322,000	AT&T, Inc., 2.45%, 6/30/20, Callable 5/30/20 @ 100	322,440
580,000	AT&T, Inc., 3.60%, 2/17/23, Callable 12/17/22 @ 100	605,252
28,000	AT&T, Inc., 4.45%, 4/1/24, Callable 1/1/24 @ 100	30,315
138,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100	151,887
400,000	AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100	464,709
200,000	AT&T, Inc., 4.50%, 3/9/48, Callable 9/9/47 @ 100	214,749
Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Telecommunication Services, continued
$275,000	Frontier Communications Corp., 8.00%, 4/1/27, Callable 4/1/22 @ 106(a)	$289,781
345,000	Frontier Communications Corp., 7.05%, 10/1/46	152,663
130,000	Qwest Corp., 7.25%, 9/15/25	146,661
325,000	Verizon Communications, Inc., 5.50%, 3/16/47	430,047

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

603,000	Verizon Communications, Inc., 5.01%, 4/15/49	752,248
500,000	Zayo Group LLC/Zayo Capital, Inc., 6.38%, 5/15/25, Callable 5/15/20 @ 103.19^	513,125

		4,073,877

Electric Utilities (0.5%):
165,000	Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/11/29 @ 100(a)	165,161
790,000	Edison International, 5.75%, 6/15/27, Callable 4/15/27 @ 100^	887,772
109,000	Emera US Finance LP, 2.70%, 6/15/21, Callable 5/15/21 @ 100	109,605
174,000	Emera US Finance LP, 3.55%, 6/15/26, Callable 3/15/26 @ 100	182,308
500,000	IPALCO Enterprises, Inc., 3.45%, 7/15/20, Callable 6/15/20 @ 100	502,499
136,000	IPALCO Enterprises, Inc., 3.70%, 9/1/24, Callable 7/1/24 @ 100	140,760
115,000	NextEra Energy Operating Partners LP, 4.25%, 9/15/24, Callable 7/15/24 @ 100(a)	118,881
163,334	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25(a)	175,584
117,000	NV Energy, Inc., 6.25%, 11/15/20	122,193
390,000	Vistra Operations Co. LLC, 5.50%, 9/1/26, Callable 9/1/21 @ 102.75(a)	408,038
90,000	Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable 7/31/22 @ 102.5(a)	92,588

		2,905,389

Electronic Equipment, Instruments & Components (0.0%†):
255,000	TTM Technologies, Inc., 5.63%, 10/1/25, Callable 10/1/20 @ 102.81(a)	255,638

Energy Equipment & Services (0.0%†):
70,000	Archrock Partners LP/Finance Corp., 6.88%, 4/1/27, Callable 4/1/22 @ 105.16^(a)	74,200
110,000	Nabors Industries, Inc., 5.50%, 1/15/23, Callable 11/15/22 @ 100^	90,475
100,000	Weatherford International LLC, 9.88%, 3/1/25, Callable 12/1/24 @ 100(c)	35,000

		199,675

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts (2.2%):
$500,000	American Tower Corp., 2.80%, 6/1/20, Callable 5/1/20 @ 100	$501,928

217,000	Boston Properties LP, 4.50%, 12/1/28, Callable 9/1/28 @ 100	245,818
1,000,000	Brandywine Operating Partners LP, 4.10%, 10/1/24, Callable 7/1/24 @ 100	1,052,490
265,000	Brandywine Operating Partners LP, 3.95%, 11/15/27, Callable 8/15/27 @ 100	277,304
528,000	Brixmor Operating Partners LP, 3.25%, 9/15/23, Callable 7/15/23 @ 100	543,169
355,000	Brixmor Operating Partners LP, 3.85%, 2/1/25, Callable 11/1/24 @ 100	370,603
252,000	Brixmor Operating Partners LP, 4.13%, 5/15/29, Callable 2/15/29 @ 100	268,725
45,000	Corecivic, Inc., 4.13%, 4/1/20, Callable 1/1/20 @ 100^	45,056
717,000	Corporate Office Properties LP, 5.25%, 2/15/24, Callable 11/15/23 @ 100	772,456
130,000	Corrections Corp. of America, 5.00%, 10/15/22, Callable 7/15/22 @ 100	129,675
10,000	Corrections Corp. of America, 4.63%, 5/1/23, Callable 2/1/23 @ 100	9,688
244,000	DDR Corp., 4.63%, 7/15/22, Callable 4/15/22 @ 100^	254,545
183,000	Duke Realty LP, 3.63%, 4/15/23, Callable 1/15/23 @ 100	190,289
160,000	GLP Capital LP, 5.25%, 6/1/25, Callable 3/1/25 @ 100	176,539
29,000	HCP, Inc., 3.25%, 7/15/26, Callable 5/15/26 @ 100	29,818
34,000	HCP, Inc., 3.50%, 7/15/29, Callable 4/15/29 @ 100	35,280
66,000	Healthcare Trust of America Holdings LP, 3.50%, 8/1/26, Callable 5/1/26 @ 100	68,048
63,000	Healthcare Trust of America Holdings LP, 3.10%, 2/15/30, Callable 11/15/29 @ 100	62,650
400,000	Hudson Pacific Properties LP, 4.65%, 4/1/29, Callable 1/1/29 @ 100	440,212
735,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	766,917
430,000	MGM Growth Properties LLC, 4.50%, 9/1/26, Callable 6/1/26 @ 100	455,800
45,000	MGM Growth Properties LLC, 5.75%, 2/1/27, Callable 11/1/26 @ 100(a)	50,288
200,000	MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 8/1/26, Callable 8/1/21 @ 102.63	209,500
549,000	Omega Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	576,581

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$101,000	Omega Healthcare Investors, Inc., 4.50%, 1/15/25, Callable 10/15/24 @ 100	$106,525
1,278,000	Omega Healthcare Investors, Inc., 4.50%, 4/1/27, Callable 1/1/27 @ 100	1,355,018
282,000	Omega Healthcare Investors, Inc., 3.63%, 10/1/29, Callable 7/1/29 @ 100	280,668
297,000	SBA Tower Trust, 2.84%, 1/15/25(a)	296,501
96,000	STORE Capital Corp., 4.63%, 3/15/29, Callable 12/15/28 @ 100	104,199
700,000	Tanger Properties LP, 3.88%, 12/1/23, Callable 9/1/23 @ 100	721,785
302,000	Tanger Properties LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	309,662
118,000	Ventas Realty LP, 3.13%, 6/15/23, Callable 3/15/23 @ 100	121,086
131,000	Ventas Realty LP, 4.00%, 3/1/28, Callable 12/1/27 @ 100	140,542
217,000	Ventas Realty LP, 3.00%, 1/15/30, Callable 10/15/29 @ 100	214,847
400,000	WP Carey, Inc., 4.60%, 4/1/24, Callable 1/1/24 @ 100	427,569
66,000	WP Carey, Inc., 3.85%, 7/15/29, Callable 4/15/29 @ 100	69,785

		11,681,566

Food & Staples Retailing (0.1%):
65,000	US Foods, Inc., 5.88%, 6/15/24, Callable 11/7/19 @ 102.94(a)	66,950
271,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21, Callable 9/18/21 @ 100	276,703

		343,653

Food Products (0.3%):
58,000	Conagra Brands, Inc., 3.80%, 10/22/21	59,845
321,000	JBS USA Finance, Inc., 5.88%, 7/15/24, Callable 11/7/19 @ 102.94(a)	330,630
675,000	JBS USA Finance, Inc., 5.75%, 6/15/25, Callable 6/15/20 @ 102.88(a)	702,000
50,000	JBS USA Finance, Inc., 6.75%, 2/15/28, Callable 2/15/23 @ 103.38(a)	55,375
275,000	JBS USA Finance, Inc., 6.50%, 4/15/29, Callable 4/15/24 @ 103.25(a)	305,250
180,000	JBS USA Finance, Inc., 5.50%, 1/15/30, Callable 1/15/25 @ 102.75(a)	190,575

200,000	Post Holding, Inc., 5.00%, 8/15/26, Callable 8/15/21 @ 102.5(a)	207,250

		1,850,925

Health Care Equipment & Supplies (0.1%):
162,000	Becton Dickinson and Co., 2.40%, 6/5/20	162,140
Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Equipment & Supplies, continued
$125,000	Teleflex, Inc., 4.88%, 6/1/26, Callable 6/1/21 @ 102.44	$130,625

		292,765

Health Care Providers & Services (1.4%):
273,000	Cigna Corp., 3.75%, 7/15/23, Callable 6/15/23 @ 100	285,753
193,000	Cigna Corp., 4.13%, 11/15/25, Callable 9/15/25 @ 100	208,180
341,000	Cigna Corp., 4.38%, 10/15/28, Callable 7/15/28 @ 100	374,438
212,000	Cigna Corp., 4.80%, 8/15/38, Callable 2/15/38 @ 100	238,810
212,000	Cigna Corp., 4.90%, 12/15/48, Callable 6/15/48 @ 100	246,174
440,000	Community Health Systems, Inc., 6.25%, 3/31/23, Callable 3/31/20 @ 103.13	437,800
120,000	Community Health Systems, Inc., 8.63%, 1/15/24, Callable 1/15/21 @ 104.31(a)	124,200
265,000	Community Health Systems, Inc., 8.00%, 3/15/26, Callable 3/15/22 @ 104(a)	264,338
300,000	CVS Health Corp., 3.70%, 3/9/23, Callable 2/9/23 @ 100	312,071
38,000	CVS Health Corp., 2.63%, 8/15/24, Callable 7/15/24 @ 100	38,084
670,000	CVS Health Corp., 4.10%, 3/25/25, Callable 1/25/25 @ 100	715,946
31,000	CVS Health Corp., 3.00%, 8/15/26, Callable 6/15/26 @ 100	31,112
779,000	CVS Health Corp., 4.30%, 3/25/28, Callable 12/25/27 @ 100	841,858
71,000	CVS Health Corp., 3.25%, 8/15/29, Callable 5/15/29 @ 100	71,338
347,000	CVS Health Corp., 4.78%, 3/25/38, Callable 9/25/37 @ 100	380,464
510,000	CVS Health Corp., 5.05%, 3/25/48, Callable 9/25/47 @ 100	577,282
20,000	HCA, Inc., 4.75%, 5/1/23	21,375
300,000	HCA, Inc., 5.38%, 2/1/25	327,375
140,000	MPH Acquisition Holdings, 7.13%, 6/1/24, Callable 11/7/19 @ 105.34(a)	129,500
665,000	Tenet Healthcare Corp., 8.13%, 4/1/22	719,862

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

230,000	Tenet Healthcare Corp., 6.75%, 6/15/23	241,213
150,000	Tenet Healthcare Corp., 7.00%, 8/1/25, Callable 8/1/20 @ 103.5^	153,000
85,000	Tenet Healthcare Corp., 6.25%, 2/1/27, Callable 2/1/22 @ 103.13(a)	88,188
117,000	Toledo Hospital (The), Series B, 5.33%, 11/15/28	130,148
416,000	Toledo Hospital (The), 6.02%, 11/15/48	510,179
15,000	Vizient, Inc., 6.25%, 5/15/27, Callable 5/15/22 @ 103.13(a)	16,125

		7,484,813

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure (0.3%):
$325,000	Caesars Resort Collection LLC, 5.25%, 10/15/25, Callable 10/15/20 @ 102.63(a)	$331,500
95,000	Eldorado Resorts, Inc., 7.00%, 8/1/23, Callable 11/7/19 @ 103.5	99,275
20,000	Eldorado Resorts, Inc., 6.00%, 9/15/26, Callable 9/15/21 @ 104.5	21,900
220,000	Golden Entertainment, Inc., 7.63%, 4/15/26, Callable 4/15/22 @ 103.81(a)	229,350
200,000	Golden Nugget, Inc., 6.75%, 10/15/24, Callable 11/7/19 @ 103.38(a)	203,500
100,000	Penn National Gaming, Inc., 5.63%, 1/15/27, Callable 1/15/22 @ 102.81^(a)	102,750
170,000	Scientific Games International, Inc., 10.00%, 12/1/22, Callable 11/7/19 @ 105	176,588
175,000	Scientific Games International, Inc., 5.00%, 10/15/25, Callable 10/15/20 @ 103.75(a)	180,250
95,000	Station Casinos LLC, 5.00%, 10/1/25, Callable 10/1/20 @ 102.5(a)	96,069
105,000	Twin River Worldwide Holdings, Inc., 6.75%, 6/1/27, Callable 6/1/22 @ 105.06(a)	109,856
115,000	Wyndham Hotels & Resorts, Inc., 5.38%, 4/15/26, Callable 4/15/21 @ 102.69(a)	120,175
100,000	Wynn Las Vegas LLC, 5.50%, 3/1/25, Callable 12/1/24 @ 100(a)	104,875

		1,776,088

Independent Power and Renewable Electricity Producers (0.1%):
75,000	Clearway Energy Operating LLC, 5.75%, 10/15/25, Callable 10/15/21 @ 102.88(a)	79,125

90,000	NRG Energy, Inc., 5.25%, 6/15/29, Callable 6/15/24 @ 102.63(a)	96,750
20,000	Talen Energy Supply LLC, 6.50%, 6/1/25, Callable 6/1/20 @ 103.25	15,200
155,000	Talen Energy Supply LLC, 10.50%, 1/15/26, Callable 1/15/22 @ 105.25(a)	133,687
20,000	TerraForm Power Operating LLC, 4.25%, 1/31/23, Callable 10/31/22 @ 100(a)	20,450
40,000	TerraForm Power Operating LLC, 6.63%, 6/15/25, Callable 6/15/20 @ 103.31(a)	42,100
15,000	TerraForm Power Operating LLC, 5.00%, 1/31/28, Callable 7/31/27 @ 100(a)	15,619

		402,931

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Industrial Conglomerates (0.1%):
$260,000	Icahn Enterprises LP, 6.75%, 2/1/24, Callable 2/1/20 @ 103.38	$270,400
110,000	Icahn Enterprises LP, 6.25%, 5/15/26, Callable 5/15/22 @ 103.13(a)	115,363

		385,763

Insurance (1.0%):
218,000	American International Group, Inc., 3.30%, 3/1/21, Callable 2/1/21 @ 100	221,462
809,000	American International Group, Inc., 3.75%, 7/10/25, Callable 4/10/25 @ 100	855,848
135,000	AmWINS Group, Inc., 7.75%, 7/1/26, Callable 7/1/21 @ 105.81(a)	143,944
205,000	Marsh & McLennan Cos., Inc., 4.38%, 3/15/29, Callable 12/15/28 @ 100	231,097
94,000	Marsh & McLennan Cos., Inc., 4.75%, 3/15/39, Callable 9/15/38 @ 100	114,099
187,000	Marsh & McLennan Cos., Inc., 4.90%, 3/15/49, Callable 9/15/48 @ 100	231,943
1,415,000	Metropolitan Life Global Funding I, 2.35% (SOFR+50 bps), 5/28/21(a)	1,416,613
436,000	Pacific Lifecorp, 5.13%, 1/30/43(a)	514,265
227,000	Unum Group, 4.00%, 6/15/29, Callable 3/15/29 @ 100	235,917
1,042,000	Unum Group, 5.75%, 8/15/42	1,247,254
130,000	USIS Merger Sub, Inc., 6.88%, 5/1/25, Callable 5/1/20 @ 103.44(a)	131,950

		5,344,392

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Leisure Products (0.0%†):
130,000	Mattel, Inc., 6.75%, 12/31/25, Callable 12/31/20 @ 105.06(a)	135,525

Life Sciences Tools & Services (0.1%):
90,000	Charles River Laboratories International, Inc., 5.50%, 4/1/26, Callable 4/1/21 @ 104.13(a)	95,400
200,000	IMS Health, Inc., 5.00%, 10/15/26, Callable 10/15/21 @ 102.5(a)	209,500
215,000	IQVIA, Inc., 5.00%, 5/15/27, Callable 5/15/22 @ 102.5(a)	225,213

		530,113

Media (1.7%):
320,000	CCO Holdings LLC, 5.88%, 4/1/24, Callable 11/7/19 @ 104.41(a)	332,800
430,000	CCO Holdings LLC, 5.75%, 2/15/26, Callable 2/15/21 @ 102.88(a)	453,113
270,000	CCO Holdings LLC, 5.50%, 5/1/26, Callable 5/1/21 @ 102.75(a)	282,488
400,000	CCO Holdings LLC, 5.88%, 5/1/27, Callable 5/1/21 @ 102.94(a)	423,000
61,000	Comcast Corp., 3.90%, 3/1/38, Callable 9/1/37 @ 100	67,048
144,000	Comcast Corp., 4.65%, 7/15/42	172,767
Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$161,000	Comcast Corp., 4.60%, 8/15/45, Callable 2/15/45 @ 100	$191,409
300,000	CSC Holdings LLC, 5.38%, 7/15/23, Callable 10/18/19 @ 102.69(a)	307,950
265,000	CSC Holdings LLC, 7.75%, 7/15/25, Callable 7/15/20 @ 103.88(a)	284,544
105,000	CSC Holdings LLC, 7.50%, 4/1/28, Callable 4/1/23 @ 103.75(a)	118,256
200,000	DISH DBS Corp., 5.00%, 3/15/23	201,500
200,000	DISH DBS Corp., 5.88%, 11/15/24	197,500
140,000	DISH Network Corp., 3.38%, 8/15/26	128,254
37,000	Fox Corp., 3.67%, 1/25/22(a)	38,250
65,000	Fox Corp., 4.03%, 1/25/24, Callable 12/25/23 @ 100(a)	69,155
94,000	Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100(a)	107,361
93,000	Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100(a)	113,693
62,000	Fox Corp., 5.58%, 1/25/49, Callable 7/25/48 @ 100(a)	78,024
80,000	NBC Universal Media LLC, 5.95%, 4/1/41	109,988

114,000	NBC Universal Media LLC, 4.45%, 1/15/43	131,244
700,000	Neptune Finco Corp., 6.63%, 10/15/25, Callable 10/15/20 @ 103.31(a)	748,124
470,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25, Callable 2/15/20 @ 103.31(a)	472,350
200,000	Sirius XM Radio, Inc., 4.63%, 5/15/23, Callable 11/7/19 @ 101.54(a)	203,750
65,000	Sirius XM Radio, Inc., 4.63%, 7/15/24, Callable 7/15/21 @ 102.31(a)	67,275
495,000	Sirius XM Radio, Inc., 5.38%, 4/15/25, Callable 4/15/20 @ 102.69(a)	513,562
130,000	Sirius XM Radio, Inc., 5.38%, 7/15/26, Callable 7/15/21 @ 102.69(a)	136,175
623,000	Time Warner Cable, Inc., 4.00%, 9/1/21, Callable 6/1/21 @ 100	637,875
239,000	Time Warner Cable, Inc., 6.55%, 5/1/37	286,828
280,000	Time Warner Cable, Inc., 7.30%, 7/1/38	356,199
1,500,000	Time Warner Cable, Inc., 6.75%, 6/15/39	1,832,668
69,000	Time Warner Cable, Inc., 5.50%, 9/1/41, Callable 3/1/41 @ 100	74,294

		9,137,444

Metals & Mining (0.0%†):
198,000	Freeport-McMoRan, Inc., 3.55%, 3/1/22, Callable 12/1/21 @ 100	198,990

Mortgage Real Estate Investment Trusts (0.0%†):
45,000	Starwood Property Trust, Inc., 4.75%, 3/15/25, Callable 9/15/24 @ 100	46,350

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Multi-Utilities (0.2%):
$424,000	NiSource, Inc., 2.95%, 9/1/29, Callable 6/1/29 @ 100	$427,468
339,000	Sempra Energy, 6.00%, 10/15/39	435,667

		863,135

Oil, Gas & Consumable Fuels (3.0%):
440,000	California Resources Corp., 8.00%, 12/15/22, Callable 11/7/19 @ 104^(a)	216,700
415,000	Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24, Callable 1/1/24 @ 100	476,731
690,000	Cheniere Energy Partners LP, 5.25%, 10/1/25, Callable 10/1/20 @ 102.63	715,874
300,000	Cheniere Energy Partners LP, 5.63%, 10/1/26, Callable 10/1/21 @ 102.81	317,625

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

300,000	Chesapeake Energy Corp., 8.00%, 1/15/25, Callable 1/15/20 @ 106^	215,250
75,000	Chesapeake Energy Corp., 8.00%, 6/15/27, Callable 6/15/22 @ 104	50,625
50,000	Citgo Holding, Inc., 9.25%, 8/1/24, Callable 8/1/21 @ 104.63(a)	52,750
205,000	Citgo Petroleum Corp., 6.25%, 8/15/22, Callable 11/7/19 @ 101.56(a)	206,538
132,000	Columbia Pipeline Group, 4.50%, 6/1/25, Callable 3/1/25 @ 100	141,938
190,000	Comstock Resources, Inc., 9.75%, 8/15/26, Callable 8/15/21 @ 107.31	158,175
195,000	Crestwood Midstream Partners LP, 6.25%, 4/1/23, Callable 10/23/19 @ 103.13	198,900
100,000	Crestwood Midstream Partners LP, 5.75%, 4/1/25, Callable 4/1/20 @ 104.31	103,000
100,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22, Callable 11/7/19 @ 101.08	101,000
125,000	DCP Midstream Operating LP, 5.38%, 7/15/25, Callable 4/15/25 @ 100	134,063
700,000	DCP Midstream Operating LP, 5.85% (US0003M+385 bps), 5/21/43, Callable 5/21/23 @ 100(a)	631,749
377,000	Denbury Resources, Inc., 9.25%, 3/31/22, Callable 11/7/19 @ 109.25(a)	330,818
150,000	Denbury Resources, Inc., 7.75%, 2/15/24, Callable 8/15/20 @ 103.88(a)	114,750
124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	126,349
52,000	Energy Transfer Operating LP, 4.25%, 3/15/23, Callable 12/15/22 @ 100	54,320
Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$65,000	Energy Transfer Operating LP, 4.50%, 4/15/24, Callable 3/15/24 @ 100	$69,230
106,000	Energy Transfer Operating LP, 5.25%, 4/15/29, Callable 1/15/29 @ 100	119,308
73,000	Energy Transfer Operating LP, 6.25%, 4/15/49, Callable 10/15/48 @ 100	88,458
67,000	Energy Transfer Partners LP, 4.20%, 9/15/23, Callable 8/15/23 @ 100	70,428
229,000	Energy Transfer Partners LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100	251,755

128,000	Energy Transfer Partners LP, 5.80%, 6/15/38, Callable 12/15/37 @ 100	145,925
83,000	Energy Transfer Partners LP, 6.00%, 6/15/48, Callable 12/15/47 @ 100	98,075
200,000	Global Partners LP/GLP Finance Corp., 7.00%, 8/1/27, Callable 8/1/22 @ 103.5(a)	206,000
71,000	Hess Corp., 7.30%, 8/15/31	87,453
50,000	Hess Corp., 7.13%, 3/15/33	62,408
34,000	Hess Corp., 5.60%, 2/15/41	37,840
147,000	Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @ 100	168,155
275,000	Hess Infrastructure Partners LP/Finance Corp., 5.63%, 2/15/26, Callable 2/15/21 @ 104.22(a)	285,313
205,000	Hilcorp Energy LP, 5.00%, 12/1/24, Callable 11/7/19 @ 102.5(a)	189,625
50,000	Indigo Natural Resources LLC, 6.88%, 2/15/26, Callable 2/15/21 @ 103.44(a)	45,000
195,000	Jonah Energy LLC/Jonah Energy Finance Corp., 7.25%, 10/15/25, Callable 10/15/20 @ 105.44(a)	65,325
97,000	Kinder Morgan Energy Partners LP, 3.45%, 2/15/23, Callable 11/15/22 @ 100	100,046
42,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	52,348
479,000	Kinder Morgan Energy Partners LP, 5.50%, 3/1/44, Callable 9/1/43 @ 100	551,593
111,000	Kinder Morgan, Inc., 3.05%, 12/1/19, Callable 11/7/19 @ 100	111,073
125,000	Kinder Morgan, Inc., 5.55%, 6/1/45, Callable 12/1/44 @ 100	147,375
112,000	Kinder Morgan, Inc., 5.05%, 2/15/46, Callable 8/15/45 @ 100	124,187
105,000	Magnolia Oil & Gas Operating LLC/Finance Corp., 6.00%, 8/1/26, Callable 8/1/21 @ 103(a)	105,525
77,000	MPLX LP, 3.00% (US0003M+90 bps), 9/9/21, Callable 9/9/20 @ 100	77,289
Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$115,000	MPLX LP, 3.20% (US0003M+110 bps), 9/9/22, Callable 9/9/20 @ 100	$115,144
113,000	MPLX LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100	120,443
159,000	MPLX LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100	174,514
63,000	MPLX LP, 4.80%, 2/15/29, Callable 11/15/28 @ 100	69,344

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

188,000	MPLX LP, 5.50%, 2/15/49, Callable 8/15/48 @ 100	216,938
149,000	Occidental Petroleum Corp., 4.85%, 3/15/21, Callable 2/15/21 @ 100	153,657
77,000	Occidental Petroleum Corp., 2.60%, 8/13/21	77,512
68,000	Occidental Petroleum Corp., 2.70%, 8/15/22	68,574
224,000	Occidental Petroleum Corp., 2.90%, 8/15/24, Callable 7/15/24 @ 100	225,170
406,000	Occidental Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100	458,776
30,000	Occidental Petroleum Corp., 3.20%, 8/15/26, Callable 6/15/26 @ 100	30,243
96,000	Occidental Petroleum Corp., 3.50%, 8/15/29, Callable 5/15/29 @ 100	97,141
779,000	Occidental Petroleum Corp., 7.50%, 5/1/31	1,031,999
78,000	Occidental Petroleum Corp., 6.45%, 9/15/36	96,182
14,000	Occidental Petroleum Corp., 4.30%, 8/15/39, Callable 2/15/39 @ 100	14,307
410,000	Occidental Petroleum Corp., 6.60%, 3/15/46, Callable 9/15/45 @ 100	534,435
14,000	Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100^	14,400
45,000	Parsley Energy LLC, 5.38%, 1/15/25, Callable 1/15/20 @ 104.03(a)	45,450
190,000	Parsley Energy LLC, 5.25%, 8/15/25, Callable 8/15/20 @ 103.94(a)	191,900
38,000	Phillips 66 Partners LP, 2.65%, 2/15/20, Callable 1/15/20 @ 100	38,079
72,000	Plains All Amer Pipeline, 3.60%, 11/1/24, Callable 8/1/24 @ 100	73,825
40,000	Range Resources Corp., 5.00%, 3/15/23, Callable 12/15/22 @ 100^	34,900
95,000	Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100^	77,900
100,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.88%, 3/1/22, Callable 12/1/21 @ 100	106,950
200,000	Rose Rock Midstream LP, 5.63%, 7/15/22, Callable 10/23/19 @ 101.41	203,000
110,000	Rose Rock Midstream LP, 5.63%, 11/15/23, Callable 10/23/19 @ 102.81	112,613

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$136,374	Sanchez Energy Corp., 0.00%, 5/11/20	$137,056
310,000	Sanchez Energy Corp., 7.25%, 2/15/23, Callable 2/15/20 @ 103.63^(a)(c)	220,100
240,000	Semgroup Corp., 6.38%, 3/15/25, Callable 3/15/20 @ 103.19	249,000
105,000	Semgroup Corp., 7.25%, 3/15/26, Callable 3/15/21 @ 103.63	113,400
233,000	Southwestern Energy Co., 6.20%, 1/23/25, Callable 10/23/24 @ 100	205,040
621,000	Sunoco Logistics Partners Operations LP, 5.40%, 10/1/47, Callable 4/1/47 @ 100	676,708
120,000	Sunoco LP/Sunoco Finance Corp., 5.50%, 2/15/26, Callable 2/15/21 @ 102.75	124,500
30,000	Targa Resources Partners LP, 5.25%, 5/1/23, Callable 11/7/19 @ 100.88	30,300
110,000	Targa Resources Partners LP, 4.25%, 11/15/23, Callable 11/7/19 @ 101.42	110,825
130,000	Targa Resources Partners LP, 5.13%, 2/1/25, Callable 2/1/20 @ 103.84	133,900
125,000	Targa Resources Partners LP, 5.88%, 4/15/26, Callable 4/15/21 @ 104.41	132,031
130,000	Targa Resources Partners LP, 5.38%, 2/1/27, Callable 2/1/22 @ 102.69	134,388
127,000	Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	125,019
1,000,000	Western Gas Partners LP, 4.50%, 3/1/28, Callable 12/1/27 @ 100	961,551
66,000	Western Gas Partners, LP, 4.75%, 8/15/28, Callable 5/15/28 @ 100	64,718
239,000	Williams Partners LP, 3.60%, 3/15/22, Callable 1/15/22 @ 100	245,308
162,000	Williams Partners LP, 4.50%, 11/15/23, Callable 8/15/23 @ 100	173,343
285,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100	302,467

		16,129,939

Pharmaceuticals (0.1%):
115,000	Catalent Pharma Solutions, Inc., 4.88%, 1/15/26, Callable 10/15/20 @ 102.44(a)	118,306
57,000	Elanco Animal Health, Inc., 3.91%, 8/27/21	58,380

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

180,000	Elanco Animal Health, Inc., 4.27%, 8/28/23, Callable 7/28/23 @ 100	188,882
76,000	Elanco Animal Health, Inc., 4.90%, 8/28/28, Callable 5/28/28 @ 100	82,735
Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Pharmaceuticals, continued
$110,000	Valeant Pharmaceuticals International, Inc., 9.25%, 4/1/26, Callable 4/1/22 @ 104.63(a)	$124,850

		573,153

Real Estate Management & Development (0.0%†):
200,000	Howard Hughes Corp. (The), 5.38%, 3/15/25, Callable 3/15/20 @ 104.03(a)	208,250

Semiconductors & Semiconductor Equipment (0.0%†):
90,000	Qorvo, Inc., 5.50%, 7/15/26, Callable 7/15/21 @ 102.75	95,063

Software (0.3%):
155,000	CDK Global, Inc., 5.88%, 6/15/26, Callable 6/15/21 @ 102.94	164,881
20,000	CDK Global, Inc., 5.25%, 5/15/29, Callable 5/15/24 @ 102.63(a)	20,700
135,000	Fair Isaac Corp., 5.25%, 5/15/26, Callable 2/15/26 @ 100(a)	144,788
90,000	Nuance Communications, Inc., 5.63%, 12/15/26, Callable 12/15/21 @ 102.81	95,175
340,000	Solera LLC, 10.50%, 3/1/24, Callable 11/7/19 @ 107.88(a)	358,699
250,000	Sophia LP/Finance, Inc., 9.00%, 9/30/23, Callable 11/7/19 @ 102.25(a)	256,250
105,000	SS&C Technologies, Inc., 5.50%, 9/30/27, Callable 3/30/22 @ 104.13(a)	109,463
270,000	Symantec Corp., 5.00%, 4/15/25, Callable 4/15/20 @ 102.5(a)	273,375

		1,423,331

Technology Hardware, Storage & Peripherals (0.1%):
83,000	Dell International LLC/EMC Corp., 6.02%, 6/15/26, Callable 3/15/26 @ 100(a)	93,331
200,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, 6/15/23, Callable 4/15/23 @ 100(a)	217,515
441,000	HP Enterprise Co., 3.60%, 10/15/20, Callable 9/15/20 @ 100	446,372

		757,218

Textiles, Apparel & Luxury Goods (0.0%†):
125,000	USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 4/1/26, Callable 4/1/21 @ 105.16	129,688
40,000	USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 9/1/27, Callable 9/1/22 @ 105.16(a)	41,200
80,000	William Carter Co., 5.63%, 3/15/27, Callable 3/15/22 @ 102.81(a)	85,600

		256,488

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Thrifts & Mortgage Finance (0.0%†):
$235,000	Quicken Loans, Inc., 5.25%, 1/15/28, Callable 1/15/23 @ 102.63(a)	$242,562

Tobacco (0.5%):
212,000	Altria Group, Inc., 4.00%, 1/31/24	222,831
266,000	Altria Group, Inc., 4.80%, 2/14/29, Callable 11/14/28 @ 100	290,959
294,000	Altria Group, Inc., 4.25%, 8/9/42	283,298
191,000	Altria Group, Inc., 4.50%, 5/2/43	190,450
347,000	Altria Group, Inc., 5.38%, 1/31/44	383,922
240,000	Altria Group, Inc., 3.88%, 9/16/46, Callable 3/16/46 @ 100	219,720
200,000	Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48 @ 100	234,347
94,000	Reynolds American, Inc., 3.25%, 6/12/20	94,527
320,000	Reynolds American, Inc., 4.00%, 6/12/22	332,944
232,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	246,830
120,000	Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	133,348
185,000	Vector Group, Ltd., 6.13%, 2/1/25, Callable 2/1/20 @ 103.06(a)	176,906

		2,810,082

Trading Companies & Distributors (0.1%):
240,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50% (US0003M+430 bps), 6/15/45, Callable 6/15/25 @ 100(a)	255,300
63,000	Air Lease Corp., 2.25%, 1/15/23	62,720
295,000	Air Lease Corp., 4.25%, 2/1/24, Callable 1/1/24 @ 100	312,576

		630,596

Wireless Telecommunication Services (0.2%):
65,000	Sprint Communications, Inc., 6.00%, 11/15/22	68,900

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

280,000	Sprint Communications, Inc., 7.13%, 6/15/24	301,700
545,000	Sprint Corp., 7.88%, 9/15/23	598,138

		968,738

Total Corporate Bonds (Cost $104,892,243)		109,011,514

Foreign Bond (0.0%†):
Sovereign Bond (0.0%†):
50,000	Korea Treasury Bond, Series 2103, 2.00%, 3/10/21+	42

Total Foreign Bond (Cost $43)		42

Yankee Dollars (7.8%):
Aerospace & Defense (0.2%):
81,000	Avolon Holdings Funding, Ltd., 3.63%, 5/1/22, Callable 4/1/22 @ 100(a)	82,135
125,000	Avolon Holdings Funding, Ltd., 5.50%, 1/15/23, Callable 12/15/22 @ 100(a)	133,438
270,000	Avolon Holdings Funding, Ltd., 5.13%, 10/1/23, Callable 9/1/23 @ 100(a)	286,335
Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Aerospace & Defense, continued
$199,000	Avolon Holdings Funding, Ltd., 5.25%, 5/15/24, Callable 4/15/24 @ 100(a)	$212,970
108,000	Avolon Holdings Funding, Ltd., 3.95%, 7/1/24, Callable 6/1/24 @ 100(a)	110,991
132,000	Avolon Holdings Funding, Ltd., 4.38%, 5/1/26, Callable 3/1/26 @ 100(a)	136,672
140,000	Bombardier, Inc., 6.00%, 10/15/22, Callable 11/7/19 @ 101(a)	139,475
210,000	Bombardier, Inc., 6.13%, 1/15/23(a)	212,363
180,000	Bombardier, Inc., 7.50%, 12/1/24, Callable 12/1/20 @ 105.63(a)	181,125
150,000	Bombardier, Inc., 7.88%, 4/15/27, Callable 4/15/22 @ 103.94^(a)	148,875

		1,644,379

Banks (1.6%):
430,000	Barclays Bank plc, 3.25%, 1/12/21	435,487
585,000	Barclays Bank plc, 4.38%, 1/12/26	617,204
377,000	Barclays Bank plc, 5.09% (US0003M+305 bps), 6/20/30, Callable 6/20/29 @ 100	392,664
135,000	Barclays Bank plc, 7.88%, Callable 3/15/22 @ 100(a)	142,841
200,000	Commonwealth Bank of Australia, 3.61%, 9/12/34, Callable 9/12/29 @ 100^(a)	200,154
205,000	HSBC Holdings plc, 4.25%, 3/14/24	215,491
200,000	Intesa Sanpaolo SpA, 5.02%, 6/26/24(a)	205,750

656,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(a)	695,360
530,000	Rabobank Nederland NY, 4.38%, 8/4/25	570,450
2,550,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	2,756,204
547,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23	595,346
125,000	Royal Bank of Scotland Group plc, 6.00%, 12/19/23	137,126
95,000	Royal Bank of Scotland Group plc, 7.50% (USSW5+580 bps), 12/29/49, Callable 8/10/20 @ 100	96,900
350,000	UniCredit SpA, 6.57%, 1/14/22(a)	375,166
186,000	Westpac Banking Corp., 4.11%, 7/24/34, Callable 7/24/29 @ 100	193,256

		7,629,399

Beverages (0.0%†):
80,000	Cott Corp., 5.50%, 4/1/25, Callable 4/1/20 @ 104.13(a)	82,800

Capital Markets (1.0%):
444,000	Credit Suisse Group AG, 2.59%, 9/11/25, Callable 9/11/24 @ 100(a)	439,535
470,000	Credit Suisse Group Fun, Ltd., 2.75%, 3/26/20	471,113
670,000	Credit Suisse Group Fun, Ltd., 3.80%, 9/15/22	696,674
Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Capital Markets, continued
$787,000	Credit Suisse Group Fun, Ltd., 3.80%, 6/9/23	$821,883
470,000	Credit Suisse Group Fun, Ltd., 3.75%, 3/26/25	493,472
487,000	Deutsche Bank AG, 5.00%, 2/14/22	503,153
860,000	Deutsche Bank AG, 3.30%, 11/16/22	854,051
979,000	Deutsche Bank AG, 4.50%, 4/1/25	936,125
491,000	UBS Group AG, 4.13%, 9/24/25(a)	529,603

		5,745,609

Chemicals (0.1%):
400,000	Consolidated Energy Finance SA, 6.88%, 6/15/25, Callable 6/15/20 @ 105.16(a)	402,000
150,000	Consolidated Energy Finance SA, 6.50%, 5/15/26, Callable 5/15/21 @ 104.88(a)	147,000
105,000	Nufarm Australia, Ltd., 5.75%, 4/30/26, Callable 4/30/21 @ 102.88(a)	103,697
32,000	Nutrien, Ltd., 4.20%, 4/1/29, Callable 1/1/29 @ 100	35,172
56,000	Nutrien, Ltd., 5.00%, 4/1/49, Callable 10/1/48 @ 100	65,108

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

150,000	OCI NV, 6.63%, 4/15/23, Callable 4/15/20 @ 103.31(a)	152,250

		905,227

Containers & Packaging (0.1%):
270,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 6.00%, 2/15/25, Callable 2/15/20 @ 104.5(a)	282,150
90,000	Trivium Packaging Finance BV, 5.50%, 8/15/26, Callable 8/15/22 @ 102.75(a)	94,612
25,000	Trivium Packaging Finance BV, 8.50%, 8/15/27, Callable 8/15/22 @ 104.25(a)	27,063

		403,825

Diversified Consumer Services (0.0%†):
200,000	GEMS MENASA Cayman, Ltd., 7.13%, 7/31/26, Callable 7/31/22 @ 103.56(a)	206,250

Diversified Financial Services (0.7%):
470,000	Altice Financing SA, 7.50%, 5/15/26, Callable 5/15/21 @ 103.75(a)	498,200
200,000	Altice Finco SA, 8.13%, 1/15/24, Callable 11/7/19 @ 104.06(a)	206,500
280,000	C&W Senior Financing Dac, 7.50%, 10/15/26, Callable 10/15/21 @ 103.75(a)	296,450
120,000	Camelot Finance SA, 7.88%, 10/15/24, Callable 11/7/19 @ 103.94(a)	124,350
155,000	Intelsat Jackson Holdings SA, 8.50%, 10/15/24, Callable 10/15/20 @ 106.38(a)	156,163
220,000	Nielsen Co. Luxembourg SARL (The), 5.00%, 2/1/25, Callable 2/1/20 @ 103.75(a)	216,975
Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Diversified Financial Services, continued
$75,000	Park Aerospace Holdings, 4.50%, 3/15/23, Callable 2/15/23 @ 100(a)	$77,719
1,355,000	Park Aerospace Holdings, 5.50%, 2/15/24(a)	1,465,447
200,000	Telenet Finance Lux Note, 5.50%, 3/1/28, Callable 12/1/22 @ 102.75(a)	209,750
20,000	Tervita Escrow Corp., 7.63%, 12/1/21, Callable 11/7/19 @ 103.81(a)	20,300

		3,271,854

Diversified Telecommunication Services (0.1%):
310,000	Altice France SA, 8.13%, 2/1/27, Callable 2/1/22 @ 106.09(a)	342,162
265,000	SFR Group SA, 7.38%, 5/1/26, Callable 5/1/21 @ 103.69(a)	282,888
30,000	Telecom Italia Capital, 6.38%, 11/15/33	32,813

255,000	Telecom Italia SpA, 5.30%, 5/30/24(a)	274,237
55,000	Telecom Italia SpA, 6.00%, 9/30/34	58,231

		990,331

Energy Equipment & Services (0.0%†):
130,000	Noble Holding International, Ltd., 7.88%, 2/1/26, Callable 2/1/21 @ 105.91(a)	92,950
215,000	Weatherford International, Ltd., 9.88%, 2/15/24, Callable 11/15/23 @ 100(c)	74,175
215,000	Weatherford International, Ltd., 6.47%, 8/1/36(c)	73,638

		240,763

Hotels, Restaurants & Leisure (0.2%):
115,000	1011778 BC ULC New Red Finance, Inc., 4.25%, 5/15/24, Callable 5/15/20 @ 102.13(a)	117,875
345,000	Stars Group Holdings BV, 7.00%, 7/15/26, Callable 7/15/21 @ 103.5(a)	365,269
190,000	Wynn Macau, Ltd., 4.88%, 10/1/24, Callable 10/1/20 @ 102.44(a)	189,050
125,000	Wynn Macau, Ltd., 5.50%, 10/1/27, Callable 10/1/22 @ 102.75(a)	126,250

		798,444

Insurance (0.0%†):
200,000	Swiss Re Finance Luxembourg SA, 5.00% (H15T5Y+358 bps), 4/2/49, Callable 4/2/29 @ 100(a)	219,500

Media (0.1%):
90,000	MDC Partners, Inc., 6.50%, 5/1/24, Callable 11/7/19 @ 104.88(a)	82,013
415,000	Ziggo Bond Finance BV, 5.88%, 1/15/25, Callable 1/15/20 @ 102.94(a)	426,931
Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Media, continued
$120,000	Ziggo Secured Finance BV, 5.50%, 1/15/27, Callable 1/15/22 @ 102.75(a)	$125,400

		634,344

Metals & Mining (0.1%):
200,000	BHP Billiton Finance USA, Ltd., 6.25% (USSW5+497 bps), 10/19/75, Callable 10/19/20 @ 100(a)	206,750
456,000	BHP Billiton Finance USA, Ltd., 6.75% (USSW5+509 bps), 10/19/75, Callable 10/20/25 @ 100(a)	531,809
200,000	First Quantum Minerals, Ltd., 7.25%, 5/15/22, Callable 11/7/19 @ 101.81^(a)	198,000

		936,559

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Multi-Utilities (0.0%†):
243,000	InterGen NV, 7.00%, 6/30/23, Callable 11/7/19 @ 102.33(a)	225,686

Oil, Gas & Consumable Fuels (1.9%):
28,000	Canadian Natural Resources, Ltd., 5.85%, 2/1/35	33,999
362,000	Cenovus Energy, Inc., 4.25%, 4/15/27, Callable 1/15/27 @ 100	378,289
145,000	Enbridge, Inc., 4.00%, 10/1/23, Callable 7/1/23 @ 100	153,378
135,000	Enbridge, Inc., 4.25%, 12/1/26, Callable 9/1/26 @ 100	147,135
230,000	LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23, Callable 11/7/19 @ 102.29(a)	235,463
80,000	Meg Energy Corp., 6.38%, 1/30/23, Callable 11/7/19 @ 101.06(a)	77,200
160,000	Meg Energy Corp., 7.00%, 3/31/24, Callable 11/7/19 @ 102.33(a)	154,000
108,000	Petrobras Global Finance BV, 5.09%, 1/15/30(a)	112,444
1,793,000	Petrobras Global Finance BV, 7.25%, 3/17/44	2,147,117
694,000	Petroleos Mexicanos, 4.50%, 1/23/26	670,649
566,000	Petroleos Mexicanos, 6.50%, 3/13/27	587,631
1,190,000	Petroleos Mexicanos, 6.84%, 1/23/30, Callable 10/23/29 @ 100(a)	1,232,721
563,000	Petroleos Mexicanos, 5.50%, 6/27/44	477,169
673,000	Petroleos Mexicanos, 5.63%, 1/23/46	572,848
2,228,000	Petroleos Mexicanos, 6.75%, 9/21/47	2,122,614
640,000	Petroleos Mexicanos, 7.69%, 1/23/50, Callable 7/23/49 @ 100(a)	667,220

		9,769,877

Pharmaceuticals (0.5%):
1,050,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100	1,076,550
459,000	Mylan NV, 3.15%, 6/15/21, Callable 5/15/21 @ 100	464,452
226,000	Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100	233,479
Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Pharmaceuticals, continued
$324,000	Teva Pharmaceuticals Industries, Ltd., 2.20%, 7/21/21	$296,460
127,000	Teva Pharmaceuticals Industries, Ltd., 2.80%, 7/21/23	102,553
24,000	Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23, Callable 11/7/19 @ 101.38(a)	24,270

265,000	Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24, Callable 3/15/20 @ 103.5(a)	278,581
195,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 4/15/20 @ 103.06(a)	201,825

		2,678,170

Software (0.0%†):
225,000	Open Text Corp., 5.88%, 6/1/26, Callable 6/1/21 @ 102.94(a)	239,906

Sovereign Bond (0.3%):
900,000	Dominican Republic, 5.50%, 1/27/25(a)	947,250
150,000	Dominican Republic, 6.00%, 7/19/28(a)	163,688
1,000,000	Republic of Argentina, 5.88%, 1/11/28	406,250

		1,517,188

Thrifts & Mortgage Finance (0.0%†):
200,000	Corp. Nacional del Cobre de Chile, 3.63%, 8/1/27, Callable 5/1/27 @ 100(a)	210,348
200,000	Corp. Nacional del Cobre de Chile, 4.50%, 8/1/47, Callable 2/1/47 @ 100(a)	226,903

		437,251

Tobacco (0.2%):
462,000	Imperial Tobacco Finance, 3.75%, 7/21/22, Callable 5/21/22 @ 100(a)	475,185
700,000	Imperial Tobacco Finance, 4.25%, 7/21/25, Callable 4/21/25 @ 100(a)	732,863

		1,208,048

Trading Companies & Distributors (0.4%):
152,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 12/16/21, Callable 11/16/21 @ 100	157,890
800,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.63%, 7/1/22	843,000
320,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, 1/16/24, Callable 12/16/23 @ 100	344,400
297,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.88%, 8/14/24, Callable 7/14/24 @ 100	296,629
163,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100	173,391

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Trading Companies & Distributors, continued
$100,000	Fly Leasing, Ltd., 6.38%, 10/15/21, Callable 11/7/19 @ 101.59^	$101,750
270,000	Fly Leasing, Ltd., 5.25%, 10/15/24, Callable 10/15/20 @ 102.63	277,425

		2,194,485

Wireless Telecommunication Services (0.3%):
330,000	Empresa Nacional del Pet, 4.38%, 10/30/24(a)	350,625
270,000	Millicom International Cellular SA, 6.63%, 10/15/26, Callable 10/15/21 @ 104.97(a)	294,975
500,000	Millicom International Cellular SA, 6.25%, 3/25/29, Callable 3/25/24 @ 103.13(a)	546,250

		1,191,850

Total Yankee Dollars (Cost $42,475,440)		43,171,745

Municipal Bonds (1.0%):
California (0.3%):
1,150,000	California State, Build America Bonds, GO, 7.50%, 4/1/34	1,851,833

Illinois (0.7%):
3,449,091	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series B, 5.43%, 1/1/42	3,715,414

Total Municipal Bonds (Cost $4,986,075)		5,567,247

U.S. Government Agency Mortgages (13.4%):
Federal National Mortgage Association (6.3%)
74,053	2.50%, 5/1/31, Pool #BC0919	75,264
99,055	2.50%, 8/1/31, Pool #BC2778	100,678
71,509	2.50%, 10/1/31, Pool #AS8010	72,461
539,686	2.50%, 1/1/32, Pool #BE3032	545,640
112,976	2.50%, 9/1/32, Pool #MA3124	114,301
24,883	3.00%, 9/1/32, Pool #BM1884	25,430
318,279	3.00%, 9/1/32, Pool #BM5110	326,293
182,374	3.00%, 12/1/32, Pool #BM5109	187,130
88,743	3.00%, 12/1/32, Pool #BM5345	91,090
758,332	3.00%, 2/1/33, Pool #MA3283	777,609
1,207,137	3.00%, 2/1/33, Pool #BM5108	1,235,630
42,524	3.00%, 3/1/33, Pool #BM4614	43,715
538,089	3.00%, 3/1/33, Pool #MA3312	551,764
38,263	3.00%, 5/1/33, Pool #AT3000	39,365
40,591	3.00%, 6/1/33, Pool #AT6090	41,754
205,078	3.00%, 7/1/33, Pool #MA1490	210,967
94,342	3.00%, 10/1/33, Pool #BM5832	96,737
1,286,253	3.00%, 11/1/33, Pool #BM5111	1,322,661
196,961	2.50%, 5/1/34, Pool #BN6321	197,873
96,312	3.00%, 6/1/34, Pool #CA3585	99,113
747,917	2.50%, 6/1/34, Pool #ZT2094	754,477
682,264	6.00%, 5/1/36, Pool #745512	782,003
39,823	3.50%, 12/1/40, Pool #AH1556	41,694
17,203	3.50%, 6/1/42, Pool #AO6387	17,643
660,904	3.00%, 10/1/42, Pool #AB6504	679,767
428,957	3.00%, 10/1/42, Pool #AB6509	441,217
36,964	3.50%, 11/1/42, Pool #MA1236	38,792
1,645,183	3.50%, 11/1/42, Pool #AL2866	1,724,695
732,506	3.00%, 11/1/42, Pool #AB6976	753,452
288,405	3.00%, 12/1/42, Pool #AB7282	296,653

1,269,753	3.00%, 1/1/43, Pool #AB7586	1,305,925
328,434	3.00%, 2/1/43, Pool #AT0223	337,138
Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$17,936	3.50%, 3/1/43, Pool #AB8733	$18,722
18,218	3.50%, 3/1/43, Pool #AR4461	18,819
50,812	3.50%, 7/1/43, Pool #AT8975	53,028
79,427	4.00%, 10/1/43, Pool #BM1167	84,491
70,973	3.50%, 11/1/43, Pool #AL9612	74,415
724,492	4.50%, 3/1/44, Pool #AV0957	772,561
962,567	4.50%, 7/1/44, Pool #AS3062	1,027,473
345,349	4.50%, 10/1/44, Pool #AV8856	368,648
324,426	4.50%, 12/1/44, Pool #AS4176	347,921
108,312	3.50%, 2/1/45, Pool #BM1014	113,231
131,795	4.00%, 5/1/45, Pool #AZ1207	139,031
448,990	4.00%, 6/1/45, Pool #AY8096	473,794
184,958	4.00%, 6/1/45, Pool #AY8126	195,040
648,890	3.50%, 7/1/45, Pool #AZ0814	668,061
426,530	3.50%, 8/1/45, Pool #AY8424	439,101
78,241	4.00%, 12/1/45, Pool #AS6352	82,220
539,708	4.50%, 12/1/45, Pool #BA6997	572,681
26,843	4.50%, 1/1/46, Pool #AY3890	28,337
261,809	4.00%, 2/1/46, Pool #BC1578	274,890
281,234	3.50%, 3/1/46, Pool #BM4621	294,864
9,769	4.50%, 3/1/46, Pool #BC0287	10,339
67,281	4.00%, 4/1/46, Pool #AS7024	70,738
568,841	4.00%, 4/1/46, Pool #AL8468	603,561
529,579	4.00%, 6/1/46, Pool #AL9282	556,054
128,261	4.50%, 6/1/46, Pool #BD1238	136,465
206,545	4.00%, 7/1/46, Pool #BC1443	220,788
563,276	3.50%, 7/1/46, Pool #AL9515	580,478
27,194	3.50%, 8/1/46, Pool #BD5247	28,518
17,085	3.50%, 9/1/46, Pool #BD0711	17,919
40,269	3.50%, 9/1/46, Pool #BD7792	42,211
89,471	4.00%, 9/1/46, Pool #BD1489	93,936
221,530	4.00%, 9/1/46, Pool #BC2843	236,807
271,607	3.50%, 10/1/46, Pool #AL9285	278,529
66,728	4.50%, 10/1/46, Pool #BE1671	71,163
1,562,307	3.50%, 10/1/46, Pool #BC4760	1,634,125
35,136	4.00%, 10/1/46, Pool #BD7599	36,764
191,568	4.00%, 10/1/46, Pool #BC4754	204,093
246,754	3.00%, 11/1/46, Pool #BM3627	253,257
73,027	4.50%, 11/1/46, Pool #BE2386	78,190
38,768	3.50%, 12/1/46, Pool #BE5877	40,561
591,235	3.50%, 12/1/46, Pool #BC9077	612,760
13,043	4.50%, 12/1/46, Pool #BC9079	13,954
142,156	4.50%, 12/1/46, Pool #BE4488	152,208
1,013,649	3.50%, 12/1/46, Pool #BD8504	1,060,111
90,488	4.50%, 1/1/47, Pool #BE6506	96,887
114,420	4.50%, 1/1/47, Pool #BE7087	121,865
26,133	3.50%, 1/1/47, Pool #BE7834	27,344
473,878	3.50%, 1/1/47, Pool #BE1526	493,139
350,127	3.50%, 1/1/47, Pool #AL9776	360,844
101,774	4.50%, 2/1/47, Pool #BE8498	108,910
804,073	4.00%, 2/1/47, Pool #AL9779	849,008
129,726	4.00%, 5/1/47, Pool #BM1277	136,832
17,190	4.00%, 6/1/47, Pool #BH4269	18,130
39,619	4.50%, 6/1/47, Pool #BH0561	42,312
20,887	4.50%, 6/1/47, Pool #BE9387	22,355
127,168	4.50%, 6/1/47, Pool #BE3663	136,086
112,727	4.50%, 7/1/47, Pool #BE3749	120,644
82,873	4.00%, 7/1/47, Pool #AS9968	87,185
22,049	4.00%, 12/1/47, Pool #BJ4279	23,263
22,556	4.00%, 12/1/47, Pool #BJ2132	23,795
373,804	3.50%, 12/1/47, Pool #CA0854	391,062

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$607,177	4.00%, 4/1/48, Pool #BJ9939	$639,603
19,323	4.00%, 4/1/48, Pool #BJ8805	20,387
150,581	4.00%, 4/1/48, Pool #BM3700	159,004
110,573	4.50%, 4/1/48, Pool #BJ5454	118,016
20,750	4.00%, 4/1/48, Pool #BK4838	21,908
22,080	4.00%, 4/1/48, Pool #BK2485	23,316
29,041	4.00%, 4/1/48, Pool #CA1545	30,554
76,908	4.00%, 5/1/48, Pool #BM3877	81,159
31,326	4.50%, 5/1/48, Pool #BJ5507	33,443
24,361	4.00%, 5/1/48, Pool #BK2527	25,721
175,720	4.50%, 10/25/48, Pool #BM4548	190,400
370,352	3.00%, 9/1/49, Pool #FM1459	376,109
1,025,000	3.00%, 10/20/49, TBA	1,051,426
3,550,000	3.00%, 10/25/49, TBA	3,602,694

		35,843,189

Government National Mortgage Association (4.2%)
46,991	4.00%, 10/20/40, Pool #G24833	50,332
136,806	4.00%, 1/20/41, Pool #4922	146,532
131,165	4.00%, 8/15/41, Pool #430354	142,540
1,475,586	4.00%, 1/20/42, Pool #5280	1,581,483
24,801	4.00%, 11/20/42, Pool #AB9233	26,728
183,119	4.00%, 11/20/42, Pool #MA0535	194,199
359,389	3.00%, 12/20/42, Pool #AA5872	370,521
3,152,709	3.50%, 1/20/43, Pool #MA0699	3,338,071
54,762	3.50%, 3/20/43, Pool #AD8884	57,251
235,316	3.00%, 3/20/43, Pool #AA6146	243,619
97,376	3.00%, 3/20/43, Pool #AD8812	99,905
20,864	3.50%, 4/20/43, Pool #AB9891	21,810
57,874	3.50%, 4/20/43, Pool #AD9075	60,124
146,565	3.00%, 4/20/46, Pool #MA3596	151,004
222,822	3.50%, 5/20/46, Pool #MA3663	231,220
173,352	4.00%, 5/20/46, Pool #MA3664	181,235
159,384	3.00%, 6/20/46, Pool #MA3735	164,261
300,976	3.50%, 6/20/46, Pool #MA3736	312,318
687,220	3.00%, 7/20/46, Pool #MA3802	708,251
77,279	3.50%, 7/20/46, Pool #MA3803	80,110
810,175	3.00%, 9/20/46, Pool #MA3936	834,007
145,114	3.00%, 11/20/46, Pool #MA4068	149,384
909,664	3.00%, 12/20/46, Pool #MA4126	936,437
270,972	4.00%, 1/15/47, Pool #AX5857	283,903
266,913	4.00%, 1/15/47, Pool #AX5831	279,610
1,863,197	3.00%, 1/20/47, Pool #MA4195	1,916,093
222,283	3.00%, 2/20/47, Pool #MA4261	228,596
696,133	4.00%, 3/20/47, Pool #MA4322	730,585
195,395	4.00%, 4/20/47, Pool #784304	203,739
176,078	4.00%, 4/20/47, Pool #784303	183,612
921,246	4.50%, 4/20/47, Pool #MA4384	971,525
121,502	4.00%, 4/20/47, Pool# MA4383	127,514
132,565	4.00%, 5/20/47, Pool #MA4452	139,125
1,239,878	4.50%, 6/20/47, Pool #MA4512	1,307,424
42,107	3.50%, 7/20/47, Pool #MA4586	43,843
4,004,625	3.50%, 9/20/47, Pool #MA4719	4,170,198
216,146	3.50%, 1/20/48, Pool #MA4962	225,051
408,825	3.00%, 2/20/48, Pool #MA5018	420,171
60,894	4.00%, 4/20/48, Pool #BG7744	64,044
87,078	4.00%, 4/20/48, Pool #BG3507	91,574

1,000,000	3.00%, 11/20/49, TBA	1,025,000

		22,492,949

Federal Home Loan Mortgage Corporation (2.9%)
54,880	2.50%, 6/1/31, Pool #J34501	55,726
56,323	2.50%, 6/1/31, Pool #G18604	56,919
Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$82,974	2.50%, 7/1/31, Pool #V61246	$84,185
144,654	2.50%, 8/1/31, Pool #V61273	146,373
420,472	3.50%, 3/1/32, Pool #C91403	437,141
1,115,424	3.50%, 7/1/32, Pool #C91467	1,159,654
379,525	2.50%, 12/1/32, Pool #G18669	384,110
94,095	2.50%, 3/1/33, Pool #G18680	94,948
44,091	3.00%, 4/1/33, Pool #K90336	45,413
454,926	3.00%, 4/1/33, Pool #G18684	465,483
137,256	3.00%, 5/1/33, Pool #G16550	140,612
108,656	3.00%, 6/1/33, Pool #K90632	111,905
45,956	3.00%, 6/1/33, Pool #C91709	47,332
90,835	3.00%, 6/1/33, Pool #K90806	93,544
61,641	3.00%, 6/1/33, Pool #K90684	63,476
209,610	3.00%, 7/1/33, Pool #C91714	215,883
287,609	2.50%, 7/1/33, Pool #G16661	291,013
311,078	3.50%, 11/1/33, Pool #G16677	322,967
268,319	3.50%, 2/1/34, Pool #G16752	281,243
94,094	3.00%, 4/1/34, Pool #G16829	96,705
165,035	2.50%, 5/1/34, Pool #ZT2022	166,483
376,536	3.50%, 10/1/34, Pool #C91793	389,904
1,060,540	4.00%, 5/1/37, Pool #C91938	1,111,727
340,187	5.00%, 2/1/38, Pool #G60365	374,756
437,353	4.00%, 11/1/40, Pool #A95150	458,298
457,064	3.50%, 1/1/44, Pool #G60271	484,723
915,339	3.50%, 1/1/44, Pool #G07922	949,277
154,803	4.00%, 2/1/45, Pool #G07949	163,564
141,471	3.50%, 11/1/45, Pool #Q37467	148,314
41,747	4.00%, 4/1/46, Pool #V82292	44,063
13,095	4.00%, 4/1/46, Pool #Q39975	13,890
269,558	3.50%, 9/1/46, Pool #Q43257	282,441
406,062	3.00%, 12/1/46, Pool #G60989	415,594
17,019	4.50%, 12/1/46, Pool #Q45028	18,241
17,588	4.50%, 1/1/47, Pool #Q45635	18,857
38,078	4.50%, 2/1/47, Pool #Q46222	40,827
80,425	4.50%, 5/1/47, Pool #Q48095	86,279
90,285	4.50%, 5/1/47, Pool #Q47935	96,825
34,273	4.50%, 5/1/47, Pool #Q47942	36,742
719,235	4.00%, 6/1/47, Pool #Q48877	761,218
95,855	4.50%, 6/1/47, Pool #Q48759	102,775
600,482	4.00%, 6/1/47, Pool #G08767	629,707
73,426	4.50%, 7/1/47, Pool #Q49393	78,747
805,797	4.00%, 7/1/47, Pool #G08771	843,529
442,641	3.50%, 11/1/47, Pool #Q52086	455,589
289,379	4.00%, 12/1/47, Pool #G61305	304,021
179,917	4.50%, 12/1/47, Pool #Q53017	191,982
68,155	4.00%, 1/1/48, Pool #V83906	71,096
15,535	4.50%, 1/1/48, Pool #Q53730	16,561
16,547	4.00%, 2/1/48, Pool #Q54499	17,450
76,542	4.00%, 2/1/48, Pool #G61343	80,798
62,932	4.00%, 2/1/48, Pool #V83994	65,477
158,296	4.50%, 4/1/48, Pool #Q55660	169,209
186,556	4.50%, 4/1/48, Pool #Q55724	199,416
116,254	4.50%, 4/1/48, Pool #Q55500	124,147
256,635	4.50%, 5/1/48, Pool #Q55839	274,118
391,738	4.00%, 5/1/48, Pool #Q55992	413,414
465,208	4.00%, 6/1/48, Pool #G67713	492,404
145,974	4.00%, 7/1/48, Pool #Q59935	154,196
76,609	4.50%, 10/1/48, Pool #G67716	83,238

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$784,085	3.50%, 5/1/49, Pool #Q63646	$812,344

		16,236,873

Total U.S. Government Agency Mortgages (Cost $73,452,955)		74,573,011

U.S. Treasury Obligations (14.3%):
U.S. Treasury Inflation Index Bonds (0.5%)
2,208,417	0.75%, 2/15/45	2,308,267
76,900	1.00%, 2/15/46	92,195
479,193	1.00%, 2/15/49	538,071

		2,938,533

U.S. Treasury Bonds (2.6%)
277,000	2.75%, 11/15/47	313,703
11,629,000	3.00%, 2/15/49	13,863,948

		14,177,651

U.S. Treasury Notes (9.2%)
15,656,000	1.88%, 7/31/22	15,773,420
4,900,000	2.50%, 1/31/24	5,089,109
2,961,000	2.13%, 3/31/24	3,032,249
3,490,000	1.75%, 6/30/24	3,519,447
3,555,000	2.13%, 7/31/24	3,646,097
5,588,000	2.50%, 2/28/26	5,888,355
2,948,000	1.63%, 9/30/26	2,948,921
6,146,000	3.13%, 11/15/28	6,900,806
4,346,000	2.38%, 5/15/29	4,616,267

		51,414,671

U.S. Treasury Inflation Index Notes (2.0%)
1,819,742	0.25%, 1/15/25	1,824,125
5,141,674	0.63%, 1/15/26	5,269,706
2,172,750	0.13%, 7/15/26	2,166,421
1,331,039	0.88%, 1/15/29	1,412,010

		10,672,262

Total U.S. Treasury Obligations (Cost $75,342,307)		79,203,117

Securities Held as Collateral for Securities on Loan (0.6%):
$3,357,567	BlackRock Liquidity FedFund, Institutional Class (d)	3,357,567

Total Securities Held as Collateral for Securities on Loan (Cost $3,357,567)		3,357,567

Unaffiliated Investment Companies (0.8%):
Money Markets (0.8%):
4,549,023	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 1.83%(e)	4,549,023

Total Unaffiliated Investment Companies (Cost $4,549,023)		4,549,023

Total Investment Securities
(Cost $515,685,803) - 101.2%		560,243,993
Net other assets (liabilities) - (1.2)%		(6,874,165)

Net Assets - 100.0%		$553,369,828

Percentages indicated are based on net assets as of September 30, 2019.

GO	-	General Obligation
H15T5Y	-	5 Year Treasury Constant Maturity Rate
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SOFR	-	Secured Overnight Financing Rate
TBA	-	To Be Announced Security

US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR
USSW5	-	USD 5 Year Swap Rate

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019 was $3,177,791.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at September 30, 2019.

(c)	Defaulted bond.
(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2019.
(e)	The rate represents the effective yield at September 30, 2019.
†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Multi-Strategy Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Securities Sold Short (0.0%†):

At September 30, 2019, the Fund’s securities sold short were as follows:

Security Description	Coupon Rate	Maturity Date	Par Amount	Proceeds Received	Fair Value
U.S. Government Agency Mortgages
Federal National Mortgage Association
Federal National Mortgage Association, TBA	3.50%	10/25/48	$(200,000)	$(204,816)	$(205,125)

				$(204,816)	$(205,125)

†	Represents less than 0.05%

Futures Contracts

Cash of $94,500 has been segregated to cover margin requirements for the following open contracts as of September 30, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/20/19	15	$2,233,875	$(19,827)

				$(19,827)

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stock(0.0%†):
Oil, Gas & Consumable Fuels (0.0%†):
22	Amplify Energy Corp.	$136

Total Common Stock (Cost $–)		136

Warrant(0.0%†):
Oil, Gas & Consumable Fuels (0.0%†):
3,930	Amplify Energy Corp., 4/21/20	1

Total Warrant (Cost $8,435)		1

Principal Amount		Fair Value
Asset Backed Securities (1.5%):
1,625,800	Aaset Trust, Class A, Series 2017-1A, 3.97%, 5/16/42(a)	1,645,246
338,314	Aaset Trust, Class A, Series 2018-1A, 3.84%, 1/16/38(a)	340,224
328,728	Aaset Trust, Class A, Series 2019-1, 3.84%, 5/15/39(a)	329,325
166,667	Blackbird Capital Aircraft, Class AA, Series 2016-1A, 2.49%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	166,464
675,833	Blackbird Capital Aircraft, Class A, Series 2016-1A, 4.21%, 12/16/41, Callable 12/15/24 @ 100(a)(b)	703,106
500,606	Castlelake Aircraft Structured Trust, Class A, Series 2019-1, 3.97%, 4/15/39(a)	507,665
240,676	Castlelake Aircraft Structured Trust, Class B, Series 2019-1, 5.10%, 4/15/39(a)	243,937
531,848	Castlelake Aircraft Structured Trust, Class A, Series 2018-1A, 4.13%, 6/15/43(a)	544,403
1,556	Countrywide Asset-Backed Certificates Trust, Class AF5, Series 2004-7, 4.70%, 1/25/35, Callable 10/25/19 @ 100(b)	1,551
335,033	DB Master Finance LLC, Class A2I, Series 2017-1A, 3.63%, 11/20/47, Callable 11/20/21 @ 100(a)	342,593
562,973	DB Master Finance LLC, Class A2II, Series 2017-1A, 4.03%, 11/20/47, Callable 11/20/23 @ 100(a)	584,034
246,795	Horizon Aircraft Finance II, Ltd., Class A, Series 2019-1, 3.72%, 7/15/39(a)	247,739
238,558	Horizon Aircraft Finance, Ltd., Class A, Series 2018-1, 4.46%, 12/15/38(a)	247,783
410,667	Project Silver, Class A, Series 2019-1, 3.97%, 7/15/44(a)	416,575
471,712	Thunderbolt Aircraft Lease, Ltd., Class A, Series 2017-A, 4.21%, 5/17/32, Callable 4/15/24 @ 100(a)(b)	481,755
569,214	Thunderbolt II Aircraft Lease, Ltd., Class A, Series 2018, 4.15%, 9/15/38(a)(b)	583,597

Total Asset Backed Securities (Cost $7,243,954)		7,385,997

Principal Amount		Fair Value
Collateralized Mortgage Obligations (3.1%):
$500,000	AIMCO CLO, Ltd., Class A, Series 2019-10A, 3.62%(US0003M+132bps), 7/22/32, Callable 7/22/21 @ 100(a)	$499,946
534,000	Ares CLO, Ltd., Class AR, Series 2016-41A(US0003M+120bps), 1/15/29, Callable 7/15/20 @ 100(a)	533,833
467,000	Benchmark Mortgage Trust, Class A5, Series 2018-B8, 4.23%, 1/15/52	533,711
164,123	BX Commercial Mortgage Trust, Class F, Series 2018-IND, 3.83%(US0001M+180bps), 11/15/35(a)	164,478
400,000	BX Commercial Mortgage Trust, Class A, Series 2019-IMC, 3.03%(US0001M+100bps), 4/15/34(a)	400,251
266,000	BX Commercial Mortgage Trust, Class B, Series 2019-IMC, 3.33%(US0001M+130bps), 4/15/34(a)	266,167
176,000	BX Commercial Mortgage Trust, Class C, Series 2019-IMC, 3.63%(US0001M+160bps), 4/15/34(a)	176,110
185,000	BX Commercial Mortgage Trust, Class D, Series 2019-IMC, 3.93%(US0001M+190bps), 4/15/34(a)	185,233
154,256	BX Commercial Mortgage Trust, Class D, Series 2018-EXCL, 4.65%(US0001M+263bps), 9/15/20(a)	154,058
261,000	Cedar Funding CLO, Ltd., Class A1A, Series 2019-11A, 3.87%(US0003M+135bps), 5/29/32, Callable 5/29/21 @ 100(a)	262,323
346,000	Cedar Funding CLO, Ltd., Class A, Series 2019-10A(US0003M+134bps), 10/20/32, Callable 10/20/21 @ 100(a)	345,993
627,000	CHC Commercial Mortgage Trust, Class A, Series 2019-CHC, 3.15%(US0001M+112bps), 6/15/34(a)	627,784
123,000	CHC Commercial Mortgage Trust, Class B, Series 2019-CHC, 3.53%(US0001M+150bps), 6/15/34(a)	123,161

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

139,000	CHC Commercial Mortgage Trust, Class C, Series 2019-CHC, 3.78%(US0001M+175bps), 6/15/34(a)	139,174
89,000	Citigroup Commercial Mortgage Trust, Class A4, Series 2018-C6, 4.41%, 11/10/51	102,636
232,000	CSAIL Commercial Mortgage Trust, Class A4, Series 2018-C14, 4.42%, 11/15/51	267,085
1,384,000	CSMC Trust, Class D, Series 2017-PFHP, 4.28%(US0001M+225bps), 12/15/30(a)	1,386,630
Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$309,000	CSMC Trust, Class A, Series 2018, 4.28%, 4/15/36(a)	$328,496
100,000	CSMC Trust, Class B, Series 2018, 4.53%, 4/15/36(a)	106,540
100,000	CSMC Trust, Class C, Series 2018, 4.78%, 4/15/36(a)	105,717
128,000	CSMC Trust, Class D, Series 2018, 4.78%, 4/15/36(a)	133,367
604,000	Dryden CLO, Ltd., Class AR2, Series 2014-36A, 3.58%(US0003M+128bps), 4/15/29, Callable 4/15/20 @ 100(a)	604,091
427,000	Dryden CLO, Ltd., Class A, Series 2019-72A, 3.76%(US0003M+133bps), 5/15/32, Callable 5/15/21 @ 100(a)	427,478
250,000	Dryden CLO, Ltd., Class A1, Series 2019-76A(US0003M+133bps), 10/20/32(a)	250,000
63,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class CFX, Series 2018-WPT, 4.95%, 7/5/23(a)	67,718
97,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class DFX, Series 2018-WPT, 5.35%, 7/5/23(a)	104,259
133,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class EFX, Series 2018-WPT, 5.54%, 7/5/23(a)	141,834
500,000	Madison Park Funding, Ltd., Class A1, Series 2019-37A(US0003M+130bps), 7/15/32, Callable 7/15/21 @ 100(a)	500,309
250,000	Madison Park Funding, Ltd., Class AR2, Series 2012-101, 3.50%(US0003M+122bps), 1/20/29, Callable 7/20/20 @ 100(a)	250,260

250,000	Madison Park Funding, Ltd., Class A, Series 2019-33A(US0003M+133bps), 10/15/32(a)	250,000
461,000	Magnetite, Ltd., Class A, Series 2019-21A, 3.91%(US0003M+128bps), 4/20/30, Callable 4/20/20 @ 100(a)	460,576
777,000	Morgan Stanley Capital I Trust, Class A4, Series 2018-H4, 4.31%, 12/15/51	892,509
375,000	Morgan Stanley Capital I Trust, Class B, Series 2018-BOP, 3.28%(US0001M+125bps), 6/15/35(a)	375,000
904,000	Morgan Stanley Capital I Trust, Class C, Series 2018-BOP, 3.53%(US0001M+150bps), 6/15/35(a)	904,000
473,801	MSCG Trust, Class A, Series 2016-SNR, 3.46%, 11/15/34(a)(b)	475,677
199,750	MSCG Trust, Class B, Series 2016-SNR, 4.18%, 11/15/34(a)	202,311
Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$140,250	MSCG Trust, Class C, Series 2016-SNR, 5.21%, 11/15/34(a)	$143,171
500,000	Niagara Park CLO, Ltd., Class A, Series 2019-1A, 3.69%(US0003M+130bps), 7/17/32, Callable 7/17/21 @ 100(a)	499,709
401,000	RETL, Class C, Series 2019-RVP, 4.13%(US0001M+210bps), 3/15/36(a)	402,259
509,000	VERDE CLO, Ltd., Class A, Series 2019-1A(US0003M+135bps), 4/15/32, Callable 4/15/21 @ 100(a)	509,219
516,000	Voya CLO, Ltd., Class A, Series 2019-2(US0003M+127bps), 7/20/32, Callable 7/20/21 @ 100(a)	515,966
555,000	Wells Fargo Commercial Mortgage Trust, Class A5, Series 2018-C48, 4.30%, 1/15/52	633,927

Total Collateralized Mortgage Obligations (Cost $15,145,636)		15,452,966

Corporate Bonds (34.6%):
Aerospace & Defense (0.3%):
365,000	BBA US Holdings, Inc., 5.38%, 5/1/26, Callable 5/1/21 @ 102.69(a)	382,338
315,000	BWX Technologies, Inc., 5.38%, 7/15/26, Callable 7/15/21 @ 102.69(a)	331,144
585,000	TransDigm, Inc., 6.50%, 7/15/24, Callable 11/7/19 @ 103.25	603,280

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

365,000	TransDigm, Inc., 6.25%, 3/15/26, Callable 3/15/22 @ 103.13(a)	391,463

		1,708,225

Banks (2.7%):
534,000	Bank of America Corp., 3.00%(US0003M+79bps), 12/20/23, Callable 12/20/22 @ 100	545,251
656,000	Bank of America Corp., 4.20%, 8/26/24	703,458
612,000	Bank of America Corp., Series L, 3.95%, 4/21/25	648,404
128,000	Bank of America Corp., Series G, 4.45%, 3/3/26	139,444
690,000	Bank of America Corp., Series G, 3.50%, 4/19/26	731,341
811,000	Bank of America Corp., 3.42%(US0003M+104bps), 12/20/28, Callable 12/20/27 @ 100	846,695
250,000	Bank of America Corp., Series AA, 6.10%(US0003M+390bps), 12/29/49, Callable 3/17/25 @ 100	273,750
75,000	Bank of America Corp., Series X, 6.25%(US0003M+371bps), 12/31/49, Callable 9/5/24 @ 100	81,750
245,000	CIT Group, Inc., 6.13%, 3/9/28	287,263
1,090,000	Citigroup, Inc., 4.05%, 7/30/22	1,140,953
393,000	Citigroup, Inc., 3.35%(US0003M+90bps), 4/24/25, Callable 4/24/24 @ 100	407,064
1,642,000	Citigroup, Inc., 4.30%, 11/20/26	1,771,351
250,000	Citizens Bank NA, 2.55%, 5/13/21, Callable 4/13/21 @ 100	251,405
2,994,000	JPMorgan Chase & Co., 3.88%, 9/10/24	3,179,741
Principal Amount		Fair Value
Corporate Bonds, continued
Banks, continued
$759,000	JPMorgan Chase & Co., 2.95%, 10/1/26, Callable 7/1/26 @ 100	$777,988
400,000	JPMorgan Chase & Co., 4.45%(US0003M+133bps), 12/5/29, Callable 12/5/28 @ 100	451,532
500,000	Regions Bank, 6.45%, 6/26/37	657,441
260,000	Regions Financial Corp., 3.20%, 2/8/21, Callable 1/8/21 @ 100	263,080
470,000	Wells Fargo & Co., Series S, 5.90%, 12/31/49, Callable 6/15/24 @ 100	500,550

		13,658,461

Beverages (0.9%):
1,302,000	Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36, Callable 8/1/35 @ 100	1,506,054
380,000	Anheuser-Busch InBev Worldwide, Inc., 5.45%, 1/23/39, Callable 7/23/38 @ 100	480,994

873,000	Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/49, Callable 7/23/48 @ 100	1,142,021
509,000	Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/58, Callable 10/15/57 @ 100	592,255
523,000	Anheuser-Busch InBev Worldwide, Inc., 5.80%, 1/23/59, Callable 7/23/58 @ 100	707,757

		4,429,081

Building Products (0.0%†):
155,000	Advanced Drainage Systems, Inc., 5.00%, 9/30/27, Callable 9/30/22 @ 102.5(a)	156,938

Capital Markets (2.4%):
282,000	Affiliated Managers Group, Inc., 4.25%, 2/15/24	300,756
572,000	Affiliated Managers Group, Inc., 3.50%, 8/1/25	592,963
706,000	Ares Capital Corp., 4.20%, 6/10/24, Callable 5/10/24 @ 100	723,478
596,000	Goldman Sachs Group, Inc. (The), 2.88%(US0003M+82bps), 10/31/22, Callable 10/31/21 @ 100	602,091
194,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/1/37	261,358
230,000	Intercontinental Exchange, Inc., 2.75%, 12/1/20, Callable 11/1/20 @ 100	231,767
227,000	Moody’s Corp., 4.88%, 2/15/24, Callable 11/15/23 @ 100	249,424
7,000,000	Morgan Stanley, 3.74%(US0003M+85bps), 4/24/24, Callable 4/24/23 @ 100	7,308,923
359,000	Morgan Stanley, Series G, 4.43%(US0003M+163bps), 1/23/30, Callable 1/23/29 @ 100, MTN	402,714
220,000	MSCI, Inc., 4.75%, 8/1/26, Callable 8/1/21 @ 102.38(a)	230,725
457,000	Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100(a)	487,438
500,000	Pine Street Trust II, 5.57%, 2/15/49, Callable 8/15/48 @ 100(a)	552,920

		11,944,557

Principal Amount		Fair Value
Corporate Bonds, continued
Chemicals (0.2%):
$110,000	Chemours Co., 7.00%, 5/15/25, Callable 5/15/20 @ 103.5	$104,225
200,000	Chemours Co., 5.38%, 5/15/27, Callable 2/15/27 @ 100	172,500
370,000	Platform Specialty Products Corp., 5.88%, 12/1/25, Callable 12/1/20 @ 102.94(a)	385,725
45,000	TPC Group, Inc., 10.50%, 8/1/24, Callable 8/1/21 @ 107.88(a)	46,913

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

200,000	Valvoline, Inc., 4.38%, 8/15/25, Callable 8/15/20 @ 103.28	203,500
300,000	W R Grace & Co., 5.63%, 10/1/24(a)	323,625

		1,236,488

Commercial Services & Supplies (0.2%):
280,000	ADT Corp., 4.88%, 7/15/32(a)	245,000
300,000	Aramark Services, Inc., 5.00%, 4/1/25, Callable 4/1/20 @ 103.75(a)	309,375
300,000	Tempo Finance, Corp., 6.75%, 6/1/25, Callable 6/1/20 @ 103.38(a)	309,000

		863,375

Construction & Engineering (0.3%):
375,000	AECOM, 5.88%, 10/15/24, Callable 7/15/24 @ 100	406,406
405,000	AECOM, 5.13%, 3/15/27, Callable 12/15/26 @ 100	423,225
220,000	Brand Industrial Services, Inc., 8.50%, 7/15/25, Callable 7/15/20 @ 106.34(a)	196,350
20,000	Summit Midstream Holdings LLC, 5.50%, 8/15/22, Callable 11/7/19 @ 101.38	18,250
465,000	Summit Midstream Holdings LLC, 5.75%, 4/15/25, Callable 4/15/20 @ 104.31	390,600

		1,434,831

Consumer Finance (2.9%):
115,000	Ally Financial, Inc., 3.88%, 5/21/24, Callable 4/21/24 @ 100	118,881
1,345,000	Ally Financial, Inc., 5.75%, 11/20/25, Callable 10/21/25 @ 100	1,506,399
406,000	Capital One Financial Corp., 3.80%, 1/31/28, Callable 12/31/27 @ 100	428,386
797,000	Capital One NA, Series B, 2.95%, 7/23/21, Callable 6/23/21 @ 100	807,357
292,000	Capital One NA, 2.15%, 9/6/22, Callable 8/6/22 @ 100	291,325
250,000	Discover Bank, 7.00%, 4/15/20	255,930
644,000	Discover Bank, 3.20%, 8/9/21, Callable 7/9/21 @ 100	653,777
250,000	Discover Bank, Series B, 4.68%(USSW5+173bps), 8/9/28, Callable 8/9/23 @ 100	260,389
1,000,000	Discover Financial Services, 5.20%, 4/27/22	1,067,902
383,000	Discover Financial Services, 4.50%, 1/30/26, Callable 11/30/25 @ 100	415,793
457,000	Discover Financial Services, 4.10%, 2/9/27, Callable 11/9/26 @ 100	486,122
1,493,000	Ford Motor Credit Co. LLC, 2.60%, 11/4/19	1,492,316
240,000	Ford Motor Credit Co. LLC, 5.09%, 1/7/21	245,926
Principal Amount		Fair Value
Corporate Bonds, continued
Consumer Finance, continued
$496,000	Ford Motor Credit Co. LLC, 5.60%, 1/7/22	$520,524

504,000	Ford Motor Credit Co. LLC, 5.58%, 3/18/24, Callable 2/18/24 @ 100	535,984
105,000	General Motors Acceptance Corp., 8.00%, 11/1/31	145,425
747,000	General Motors Financial Co., 4.20%, 3/1/21, Callable 2/1/21 @ 100	763,195
210,000	Navient Corp., 6.63%, 7/26/21	221,025
30,000	Navient Corp., 7.25%, 1/25/22, MTN	32,400
275,000	Navient Corp., 6.50%, 6/15/22	292,875
50,000	Navient Corp., 5.50%, 1/25/23	51,625
575,000	Navient Corp., 7.25%, 9/25/23	625,313
65,000	Navient Corp., 6.13%, 3/25/24, MTN	67,438
25,000	Navient Corp., 5.88%, 10/25/24	25,188
175,000	Navient Corp., 6.75%, 6/15/26^	179,375
290,000	Springleaf Finance Corp., 6.88%, 3/15/25	319,725
100,000	Springleaf Finance Corp., 7.13%, 3/15/26	110,750
415,000	Synchrony Bank, Series B, 3.65%, 5/24/21, Callable 4/24/21 @ 100	422,609
510,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100	519,995
119,000	Synchrony Financial, 2.85%, 7/25/22, Callable 6/25/22 @ 100	119,902
184,000	Synchrony Financial, 4.38%, 3/19/24, Callable 2/19/24 @ 100	195,083
314,000	Synchrony Financial, 4.25%, 8/15/24, Callable 5/15/24 @ 100	331,227
663,000	Synchrony Financial, 3.95%, 12/1/27, Callable 9/1/27 @ 100	679,228
529,000	Synchrony Financial, 5.15%, 3/19/29, Callable 12/19/28 @ 100	587,686

		14,777,075

Containers & Packaging (0.2%):
150,000	Berry Global Escrow Corp., 4.88%, 7/15/26, Callable 7/15/22 @ 102.44(a)	155,249
125,000	Crown Americas LLC, 4.75%, 2/1/26, Callable 2/1/21 @ 103.56	130,781
100,000	Crown Americas LLC, 4.25%, 9/30/26, Callable 3/31/26 @ 100	103,750
80,000	Crown Cork & Seal Co., Inc., 7.38%, 12/15/26	96,400
300,000	Reynolds Group Issuer, Inc., 5.13%, 7/15/23, Callable 11/7/19 @ 102.56(a)	307,500
160,000	Reynolds Group Issuer, Inc., 7.00%, 7/15/24, Callable 11/7/19 @ 103.5(a)	165,800
170,000	Silgan Holdings, Inc., 4.75%, 3/15/25, Callable 3/15/20 @ 102.38	173,825

		1,133,305

Diversified Consumer Services (0.4%):
134,000	APX Group, Inc., 8.75%, 12/1/20, Callable 11/7/19 @ 100^	131,655

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

170,000	APX Group, Inc., 7.88%, 12/1/22, Callable 11/7/19 @ 103.94	169,150
340,000	APX Group, Inc., 7.63%, 9/1/23, Callable 11/7/19 @ 105.72^	300,900
190,000	Ascend Learning LLC, 6.88%, 8/1/25, Callable 8/1/20 @ 103.44(a)	197,600
Principal Amount		Fair Value
Corporate Bonds, continued
Diversified Consumer Services, continued
$170,000	Ascend Learning LLC, 6.88%, 8/1/25, Callable 8/1/20 @ 103.44(a)	$176,800
120,000	Frontdoor, Inc., 6.75%, 8/15/26, Callable 8/15/21 @ 105.06(a)	131,100
690,000	Laureate Education, Inc., 8.25%, 5/1/25, Callable 5/1/20 @ 106.19(a)	750,375
100,000	Service Corp International, 5.13%, 6/1/29, Callable 6/1/24 @ 102.56	106,750

		1,964,330

Diversified Financial Services (0.5%):
91,000	AXA Equitable Holdings, Inc., 3.90%, 4/20/23, Callable 3/20/23 @ 100	95,001
170,000	Banff Merger Sub, Inc., 9.75%, 9/1/26, Callable 9/1/21 @ 104.88(a)	161,500
140,000	EP Energy LLC/Everest Acquisition Finance, Inc., 7.75%, 5/15/26, Callable 5/15/21 @ 105.81(a)(c)	105,000
250,000	Everest Acquisition Finance, Inc., 8.00%, 11/29/24, Callable 11/30/19 @ 106^(a)(c)	92,500
255,000	Flex Acquisition Co., Inc., 6.88%, 1/15/25, Callable 1/15/20 @ 103.44(a)	233,006
45,000	Flex Acquisition Co., Inc., 7.88%, 7/15/26, Callable 7/15/21 @ 103.94(a)	41,288
830,000	Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 11/7/19 @ 102.69	846,599
300,000	Level 3 Financing, Inc., 5.38%, 5/1/25, Callable 5/1/20 @ 102.69	310,125
500,000	Peachtree Funding Trust, 3.98%, 2/15/25(a)	525,438
285,000	Voya Financial, Inc., 3.13%, 7/15/24, Callable 5/15/24 @ 100	291,395

		2,701,852

Diversified Telecommunication Services (1.3%):
481,000	AT&T, Inc., 2.45%, 6/30/20, Callable 5/30/20 @ 100	481,657
867,000	AT&T, Inc., 3.60%, 2/17/23, Callable 12/17/22 @ 100	904,749
42,000	AT&T, Inc., 4.45%, 4/1/24, Callable 1/1/24 @ 100	45,472
215,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100	236,635
500,000	AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100	580,886
300,000	AT&T, Inc., 4.50%, 3/9/48, Callable 9/9/47 @ 100	322,124

325,000	Frontier Communications Corp., 8.00%, 4/1/27, Callable 4/1/22 @ 106(a)	342,469
530,000	Frontier Communications Corp., 7.05%, 10/1/46	234,525
200,000	Qwest Corp., 7.25%, 9/15/25	225,632
1,116,000	Verizon Communications, Inc., 5.50%, 3/16/47	1,476,714
900,000	Verizon Communications, Inc., 5.01%, 4/15/49	1,122,759
747,000	Zayo Group LLC/Zayo Capital, Inc., 6.38%, 5/15/25, Callable 5/15/20 @ 103.19^	766,609

		6,740,231

Principal Amount		Fair Value
Corporate Bonds, continued
Electric Utilities (1.4%):
$255,000	Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/11/29 @ 100(a)	$255,248
1,217,000	Edison International, 5.75%, 6/15/27, Callable 4/15/27 @ 100^	1,367,620
163,000	Emera US Finance LP, 2.70%, 6/15/21, Callable 5/15/21 @ 100	163,904
260,000	Emera US Finance LP, 3.55%, 6/15/26, Callable 3/15/26 @ 100	272,414
2,306,000	FirstEnergy, Inc., Series B, 4.25%, 3/15/23, Callable 12/15/22 @ 100	2,433,025
763,000	IPALCO Enterprises, Inc., 3.45%, 7/15/20, Callable 6/15/20 @ 100	766,815
211,000	IPALCO Enterprises, Inc., 3.70%, 9/1/24, Callable 7/1/24 @ 100	218,385
175,000	NextEra Energy Operating Partners LP, 4.25%, 9/15/24, Callable 7/15/24 @ 100(a)	180,906
243,185	NSG Holdings LLC/NSG Holdings, Inc., 7.75%, 12/15/25(a)	261,424
175,000	NV Energy, Inc., 6.25%, 11/15/20	182,768
600,000	Vistra Operations Co. LLC, 5.50%, 9/1/26, Callable 9/1/21 @ 102.75(a)	627,750
140,000	Vistra Operations Co. LLC, 5.00%, 7/31/27, Callable 7/31/22 @ 102.5(a)	144,025

		6,874,284

Electronic Equipment, Instruments & Components (0.1%):
380,000	TTM Technologies, Inc., 5.63%, 10/1/25, Callable 10/1/20 @ 102.81(a)	380,950

Energy Equipment & Services (0.1%):
115,000	Archrock Partners LP/Finance Corp., 6.88%, 4/1/27, Callable 4/1/22 @ 105.16^(a)	121,900
170,000	Nabors Industries, Inc., 5.50%, 1/15/23, Callable 11/15/22 @ 100^	139,825

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

160,000	Weatherford International LLC, 9.88%, 3/1/25, Callable 12/1/24 @ 100(c)	56,000

		317,725

Equity Real Estate Investment Trusts (3.7%):
152,000	American Campus Communities, Inc., 3.75%, 4/15/23, Callable 1/15/23 @ 100	158,642
747,000	American Tower Corp., 2.80%, 6/1/20, Callable 5/1/20 @ 100	749,880
161,000	AvalonBay Communities, Inc., 3.63%, 10/1/20, Callable 7/1/20 @ 100	162,662
328,000	Boston Properties LP, 4.50%, 12/1/28, Callable 9/1/28 @ 100	371,559
514,000	BPG Subsidiary, Inc., 3.88%, 8/15/22, Callable 6/15/22 @ 100	533,656
394,000	Brandywine Operating Partners LP, 4.10%, 10/1/24, Callable 7/1/24 @ 100	414,681
421,000	Brandywine Operating Partners LP, 3.95%, 11/15/27, Callable 8/15/27 @ 100	440,548
426,000	Brandywine Operating Partners LP, 4.55%, 10/1/29, Callable 7/1/29 @ 100	461,842
Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$489,000	Brandywine Realty Trust, 3.95%, 2/15/23, Callable 11/15/22 @ 100	$509,636
788,000	Brixmor Operating Partners LP, 3.25%, 9/15/23, Callable 7/15/23 @ 100	810,639
393,000	Brixmor Operating Partners LP, 4.13%, 5/15/29, Callable 2/15/29 @ 100	419,084
134,000	Camden Property Trust, 2.95%, 12/15/22, Callable 9/15/22 @ 100	136,817
70,000	Corecivic, Inc., 4.13%, 4/1/20, Callable 1/1/20 @ 100^	70,088
381,000	Corporate Office Properties Trust, 3.70%, 6/15/21, Callable 4/15/21 @ 100^	385,511
414,000	Corporate Office Properties Trust, 5.00%, 7/1/25, Callable 4/1/25 @ 100	447,125
205,000	Corrections Corp. of America, 5.00%, 10/15/22, Callable 7/15/22 @ 100	204,488
35,000	Corrections Corp. of America, 4.63%, 5/1/23, Callable 2/1/23 @ 100	33,906
350,000	DDR Corp., 4.63%, 7/15/22, Callable 4/15/22 @ 100	365,126
256,000	Duke Realty LP, 3.88%, 10/15/22, Callable 7/15/22 @ 100	267,718
273,000	Duke Realty LP, 3.63%, 4/15/23, Callable 1/15/23 @ 100	283,874
146,000	Duke Realty LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	154,334

500,000	Equity One, Inc., 3.75%, 11/15/22, Callable 8/15/22 @ 100	520,543
240,000	GLP Capital LP, 5.25%, 6/1/25, Callable 3/1/25 @ 100	264,808
45,000	HCP, Inc., 3.25%, 7/15/26, Callable 5/15/26 @ 100	46,269
52,000	HCP, Inc., 3.50%, 7/15/29, Callable 4/15/29 @ 100	53,957
102,000	Healthcare Trust of America Holdings LP, 3.50%, 8/1/26, Callable 5/1/26 @ 100	105,165
98,000	Healthcare Trust of America Holdings LP, 3.10%, 2/15/30, Callable 11/15/29 @ 100	97,456
615,000	Hudson Pacific Properties LP, 4.65%, 4/1/29, Callable 1/1/29 @ 100	676,827
135,000	Lexington Realty Trust, 4.40%, 6/15/24, Callable 3/15/24 @ 100	140,862
500,000	Mack-Cali Realty LP, 4.50%, 4/18/22, Callable 1/18/22 @ 100	507,857
401,000	Mack-Cali Realty LP, 3.15%, 5/15/23, Callable 2/15/23 @ 100	377,441
595,000	MGM Growth Properties LLC, 4.50%, 9/1/26, Callable 6/1/26 @ 100	630,700
75,000	MGM Growth Properties LLC, 5.75%, 2/1/27, Callable 11/1/26 @ 100(a)	83,813
300,000	MPT Operating Partnership LP/MPT Finance Corp., 5.25%, 8/1/26, Callable 8/1/21 @ 102.63	314,250
Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$820,000	Omega Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	$861,196
126,000	Omega Healthcare Investors, Inc., 4.95%, 4/1/24, Callable 1/1/24 @ 100	134,893
281,000	Omega Healthcare Investors, Inc., 4.50%, 1/15/25, Callable 10/15/24 @ 100	296,370
1,931,000	Omega Healthcare Investors, Inc., 4.50%, 4/1/27, Callable 1/1/27 @ 100	2,047,369
435,000	Omega Healthcare Investors, Inc., 3.63%, 10/1/29, Callable 7/1/29 @ 100	432,946
70,000	Post Apartment Homes LP, 3.38%, 12/1/22, Callable 9/1/22 @ 100	71,818
68,000	Retail Opportunity Investments Corp., 5.00%, 12/15/23, Callable 9/15/23 @ 100	71,079
104,000	Retail Opportunity Investments Corp., 4.00%, 12/15/24, Callable 9/15/24 @ 100	106,105
458,000	SBA Tower Trust, 2.84%, 1/15/25(a)	457,231
147,000	STORE Capital Corp., 4.63%, 3/15/29, Callable 12/15/28 @ 100	159,554

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

161,000	Tanger Properties LP, 3.88%, 12/1/23, Callable 9/1/23 @ 100	166,011
452,000	Tanger Properties LP, 3.75%, 12/1/24, Callable 9/1/24 @ 100	463,468
387,000	Tanger Properties LP, 3.13%, 9/1/26, Callable 6/1/26 @ 100	380,175
118,000	Ventas Realty LP, 3.13%, 6/15/23, Callable 3/15/23 @ 100	121,086
199,000	Ventas Realty LP, 4.00%, 3/1/28, Callable 12/1/27 @ 100	213,495
338,000	Ventas Realty LP, 3.00%, 1/15/30, Callable 10/15/29 @ 100	334,647
67,000	Weingarten Realty Investors, 3.38%, 10/15/22, Callable 7/15/22 @ 100	68,477
814,000	WP Carey, Inc., 4.00%, 2/1/25, Callable 11/1/24 @ 100	852,072
101,000	WP Carey, Inc., 3.85%, 7/15/29, Callable 4/15/29 @ 100	106,792

		18,546,548

Food & Staples Retailing (0.1%):
100,000	US Foods, Inc., 5.88%, 6/15/24, Callable 11/7/19 @ 102.94(a)	103,000
405,000	Walgreens Boots Alliance, Inc., 3.30%, 11/18/21, Callable 9/18/21 @ 100	413,523

		516,523

Food Products (0.6%):
88,000	Conagra Brands, Inc., 3.80%, 10/22/21	90,799
550,000	JBS USA Finance, Inc., 5.88%, 7/15/24, Callable 11/7/19 @ 102.94(a)	566,500
1,030,000	JBS USA Finance, Inc., 5.75%, 6/15/25, Callable 6/15/20 @ 102.88(a)	1,071,199
83,000	JBS USA Finance, Inc., 6.75%, 2/15/28, Callable 2/15/23 @ 103.38(a)	91,923
Principal Amount		Fair Value
Corporate Bonds, continued
Food Products, continued
$400,000	JBS USA Finance, Inc., 6.50%, 4/15/29, Callable 4/15/24 @ 103.25(a)	$444,000
225,000	JBS USA Finance, Inc., 5.50%, 1/15/30, Callable 1/15/25 @ 102.75(a)	238,219
300,000	Post Holding, Inc., 5.00%, 8/15/26, Callable 8/15/21 @ 102.5(a)	310,875

		2,813,515

Health Care Equipment & Supplies (0.1%):
249,000	Becton Dickinson and Co., 2.40%, 6/5/20	249,216
190,000	Teleflex, Inc., 4.88%, 6/1/26, Callable 6/1/21 @ 102.44	198,550

		447,766

Health Care Providers & Services (2.3%):
421,000	Cigna Corp., 3.75%, 7/15/23, Callable 6/15/23 @ 100	440,666
299,000	Cigna Corp., 4.13%, 11/15/25, Callable 9/15/25 @ 100	322,518

526,000	Cigna Corp., 4.38%, 10/15/28, Callable 7/15/28 @ 100	577,580
327,000	Cigna Corp., 4.80%, 8/15/38, Callable 2/15/38 @ 100	368,353
327,000	Cigna Corp., 4.90%, 12/15/48, Callable 6/15/48 @ 100	379,711
620,000	Community Health Systems, Inc., 6.25%, 3/31/23, Callable 3/31/20 @ 103.13	616,900
185,000	Community Health Systems, Inc., 8.63%, 1/15/24, Callable 1/15/21 @ 104.31(a)	191,475
420,000	Community Health Systems, Inc., 8.00%, 3/15/26, Callable 3/15/22 @ 104(a)	418,950
400,000	CVS Health Corp., 3.70%, 3/9/23, Callable 2/9/23 @ 100	416,094
59,000	CVS Health Corp., 2.63%, 8/15/24, Callable 7/15/24 @ 100	59,131
1,017,000	CVS Health Corp., 4.10%, 3/25/25, Callable 1/25/25 @ 100	1,086,743
48,000	CVS Health Corp., 3.00%, 8/15/26, Callable 6/15/26 @ 100	48,174
1,181,000	CVS Health Corp., 4.30%, 3/25/28, Callable 12/25/27 @ 100	1,276,296
111,000	CVS Health Corp., 3.25%, 8/15/29, Callable 5/15/29 @ 100	111,528
526,000	CVS Health Corp., 4.78%, 3/25/38, Callable 9/25/37 @ 100	576,726
773,000	CVS Health Corp., 5.05%, 3/25/48, Callable 9/25/47 @ 100	874,978
30,000	HCA, Inc., 4.75%, 5/1/23	32,063
500,000	HCA, Inc., 5.38%, 2/1/25	545,625
210,000	MPH Acquisition Holdings, 7.13%, 6/1/24, Callable 11/7/19 @ 105.34(a)	194,250
1,042,000	Tenet Healthcare Corp., 8.13%, 4/1/22	1,127,965
355,000	Tenet Healthcare Corp., 6.75%, 6/15/23	372,306
235,000	Tenet Healthcare Corp., 7.00%, 8/1/25, Callable 8/1/20 @ 103.5^	239,700
130,000	Tenet Healthcare Corp., 6.25%, 2/1/27, Callable 2/1/22 @ 103.13(a)	134,875
Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$181,000	Toledo Hospital (The), Series B, 5.33%, 11/15/28	$201,341
607,000	Toledo Hospital (The), 6.02%, 11/15/48	744,419
20,000	Vizient, Inc., 6.25%, 5/15/27, Callable 5/15/22 @ 103.13(a)	21,500

		11,379,867

Hotels, Restaurants & Leisure (0.5%):
495,000	Caesars Resort Collection LLC, 5.25%, 10/15/25, Callable 10/15/20 @ 102.63(a)	504,900

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

145,000	Eldorado Resorts, Inc., 7.00%, 8/1/23, Callable 11/7/19 @ 103.5	151,525
30,000	Eldorado Resorts, Inc., 6.00%, 9/15/26, Callable 9/15/21 @ 104.5	32,850
345,000	Golden Entertainment, Inc., 7.63%, 4/15/26, Callable 4/15/22 @ 103.81(a)	359,663
300,000	Golden Nugget, Inc., 6.75%, 10/15/24, Callable 11/7/19 @ 103.38(a)	305,250
150,000	Penn National Gaming, Inc., 5.63%, 1/15/27, Callable 1/15/22 @ 102.81^(a)	154,125
136,488	Scientific Games International, Inc., 10.00%, 12/1/22, Callable 11/7/19 @ 105	141,777
270,000	Scientific Games International, Inc., 5.00%, 10/15/25, Callable 10/15/20 @ 103.75(a)	278,100
145,000	Station Casinos LLC, 5.00%, 10/1/25, Callable 10/1/20 @ 102.5(a)	146,631
160,000	Twin River Worldwide Holdings, Inc., 6.75%, 6/1/27, Callable 6/1/22 @ 105.06(a)	167,400
170,000	Wyndham Hotels & Resorts, Inc., 5.38%, 4/15/26, Callable 4/15/21 @ 102.69(a)	177,650
155,000	Wynn Las Vegas LLC, 5.50%, 3/1/25, Callable 12/1/24 @ 100(a)	162,556

		2,582,427

Independent Power and Renewable Electricity Producers (0.2%):
115,000	Clearway Energy Operating LLC, 5.75%, 10/15/25, Callable 10/15/21 @ 102.88(a)	121,325
150,000	NRG Energy, Inc., 5.25%, 6/15/29, Callable 6/15/24 @ 102.63(a)	161,250
30,000	Talen Energy Supply LLC, 6.50%, 6/1/25, Callable 6/1/20 @ 103.25	22,800
260,000	Talen Energy Supply LLC, 10.50%, 1/15/26, Callable 1/15/22 @ 105.25(a)	224,250
35,000	TerraForm Power Operating LLC, 4.25%, 1/31/23, Callable 10/31/22 @ 100(a)	35,788
180,000	TerraForm Power Operating LLC, 6.63%, 6/15/25, Callable 6/15/20 @ 103.31(a)	189,450
40,000	TerraForm Power Operating LLC, 5.00%, 1/31/28, Callable 7/31/27 @ 100(a)	41,650

		796,513

Principal Amount		Fair Value
Corporate Bonds, continued
Industrial Conglomerates (0.1%):
$395,000	Icahn Enterprises LP, 6.75%, 2/1/24, Callable 2/1/20 @ 103.38	$410,800
165,000	Icahn Enterprises LP, 6.25%, 5/15/26, Callable 5/15/22 @ 103.13(a)	173,044

		583,844

Insurance (1.8%):
326,000	American International Group, Inc., 3.30%, 3/1/21, Callable 2/1/21 @ 100	331,178
1,208,000	American International Group, Inc., 3.75%, 7/10/25, Callable 4/10/25 @ 100	1,277,953
200,000	AmWINS Group, Inc., 7.75%, 7/1/26, Callable 7/1/21 @ 105.81(a)	213,250
40,000	Liberty Mutual Group, Inc., 4.25%, 6/15/23(a)	42,354
140,000	Liberty Mutual Group, Inc., 4.57%, 2/1/29(a)	156,846
324,000	Marsh & McLennan Cos., Inc., 4.38%, 3/15/29, Callable 12/15/28 @ 100	365,247
149,000	Marsh & McLennan Cos., Inc., 4.75%, 3/15/39, Callable 9/15/38 @ 100	180,859
296,000	Marsh & McLennan Cos., Inc., 4.90%, 3/15/49, Callable 9/15/48 @ 100	367,139
2,184,000	Metropolitan Life Global Funding I, 2.35%(SOFR+50bps), 5/28/21(a)	2,186,490
651,000	Pacific Lifecorp, 5.13%, 1/30/43(a)	767,859
165,000	Tiaa Asset Management Finance LLC, 4.13%, 11/1/24(a)	178,149
463,000	Unum Group, 3.88%, 11/5/25	483,543
349,000	Unum Group, 4.00%, 6/15/29, Callable 3/15/29 @ 100	362,709
1,556,000	Unum Group, 5.75%, 8/15/42	1,862,503
195,000	USIS Merger Sub, Inc., 6.88%, 5/1/25, Callable 5/1/20 @ 103.44(a)	197,925

		8,974,004

Leisure Products (0.0%†):
195,000	Mattel, Inc., 6.75%, 12/31/25, Callable 12/31/20 @ 105.06(a)	203,288

Life Sciences Tools & Services (0.1%):
145,000	Charles River Laboratories International, Inc., 5.50%, 4/1/26, Callable 4/1/21 @ 104.13(a)	153,700
300,000	IMS Health, Inc., 5.00%, 10/15/26, Callable 10/15/21 @ 102.5(a)	314,250
225,000	IQVIA, Inc., 5.00%, 5/15/27, Callable 5/15/22 @ 102.5(a)	235,688

		703,638

Media (2.7%):
1,237,000	CCO Holdings LLC, 5.88%, 4/1/24, Callable 11/7/19 @ 104.41(a)	1,286,479
300,000	CCO Holdings LLC, 5.50%, 5/1/26, Callable 5/1/21 @ 102.75(a)	313,875
700,000	CCO Holdings LLC, 5.88%, 5/1/27, Callable 5/1/21 @ 102.94(a)	740,250
92,000	Comcast Corp., 3.90%, 3/1/38, Callable 9/1/37 @ 100	101,121
219,000	Comcast Corp., 4.65%, 7/15/42	262,749

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

245,000	Comcast Corp., 4.60%, 8/15/45, Callable 2/15/45 @ 100	291,275
Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$347,000	CSC Holdings LLC, 5.38%, 7/15/23, Callable 10/18/19 @ 102.69(a)	$356,196
420,000	CSC Holdings LLC, 7.75%, 7/15/25, Callable 7/15/20 @ 103.88(a)	450,975
160,000	CSC Holdings LLC, 7.50%, 4/1/28, Callable 4/1/23 @ 103.75(a)	180,200
300,000	DISH DBS Corp., 5.00%, 3/15/23	302,250
300,000	DISH DBS Corp., 5.88%, 11/15/24	296,250
210,000	DISH Network Corp., 3.38%, 8/15/26	192,381
59,000	Fox Corp., 3.67%, 1/25/22(a)	60,993
103,000	Fox Corp., 4.03%, 1/25/24, Callable 12/25/23 @ 100(a)	109,584
149,000	Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100(a)	170,178
147,000	Fox Corp., 5.48%, 1/25/39, Callable 7/25/38 @ 100(a)	179,709
98,000	Fox Corp., 5.58%, 1/25/49, Callable 7/25/48 @ 100(a)	123,328
121,000	NBC Universal Media LLC, 5.95%, 4/1/41	166,358
174,000	NBC Universal Media LLC, 4.45%, 1/15/43	200,319
1,000,000	Neptune Finco Corp., 6.63%, 10/15/25, Callable 10/15/20 @ 103.31(a)	1,068,749
710,000	Radiate Holdco LLC/Radiate Finance, Inc., 6.63%, 2/15/25, Callable 2/15/20 @ 103.31(a)	713,550
300,000	Sirius XM Radio, Inc., 4.63%, 5/15/23, Callable 11/7/19 @ 101.54(a)	305,625
105,000	Sirius XM Radio, Inc., 4.63%, 7/15/24, Callable 7/15/21 @ 102.31(a)	108,675
792,000	Sirius XM Radio, Inc., 5.38%, 4/15/25, Callable 4/15/20 @ 102.69(a)	821,700
195,000	Sirius XM Radio, Inc., 5.38%, 7/15/26, Callable 7/15/21 @ 102.69(a)	204,263
930,000	Time Warner Cable, Inc., 4.00%, 9/1/21, Callable 6/1/21 @ 100	952,207
359,000	Time Warner Cable, Inc., 6.55%, 5/1/37	430,842
418,000	Time Warner Cable, Inc., 7.30%, 7/1/38	531,755
2,240,000	Time Warner Cable, Inc., 6.75%, 6/15/39	2,736,784
103,000	Time Warner Cable, Inc., 5.50%, 9/1/41, Callable 3/1/41 @ 100	110,902

		13,769,522

Metals & Mining (0.1%):
297,000	Freeport-McMoRan, Inc., 3.55%, 3/1/22, Callable 12/1/21 @ 100	298,485

Mortgage Real Estate Investment Trusts (0.0%†):
65,000	Starwood Property Trust, Inc., 4.75%, 3/15/25, Callable 9/15/24 @ 100	66,950

Multi-Utilities (0.5%):
1,371,000	Dominion Resources, Inc., Series 06-B, 4.40%(US0003M+230bps), 9/30/66, Callable 10/28/19 @ 100	1,281,885
662,000	NiSource, Inc., 2.95%, 9/1/29, Callable 6/1/29 @ 100	667,415
Principal Amount		Fair Value
Corporate Bonds, continued
Multi-Utilities, continued
$49,000	Puget Energy, Inc., 6.00%, 9/1/21	$52,071
506,000	Sempra Energy, 6.00%, 10/15/39	650,288

		2,651,659

Oil, Gas & Consumable Fuels (5.1%):
695,000	California Resources Corp., 8.00%, 12/15/22, Callable 11/7/19 @ 104^(a)	342,288
640,000	Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24, Callable 1/1/24 @ 100	735,200
1,075,000	Cheniere Energy Partners LP, 5.25%, 10/1/25, Callable 10/1/20 @ 102.63	1,115,312
475,000	Cheniere Energy Partners LP, 5.63%, 10/1/26, Callable 10/1/21 @ 102.81	502,906
450,000	Chesapeake Energy Corp., 8.00%, 1/15/25, Callable 1/15/20 @ 106^	322,875
115,000	Chesapeake Energy Corp., 8.00%, 6/15/27, Callable 6/15/22 @ 104	77,625
75,000	Citgo Holding, Inc., 9.25%, 8/1/24, Callable 8/1/21 @ 104.63(a)	79,125
320,000	Citgo Petroleum Corp., 6.25%, 8/15/22, Callable 11/7/19 @ 101.56(a)	322,400
434,000	Columbia Pipeline Group, 3.30%, 6/1/20, Callable 5/1/20 @ 100	436,170
197,000	Columbia Pipeline Group, 4.50%, 6/1/25, Callable 3/1/25 @ 100	211,831
290,000	Comstock Resources, Inc., 9.75%, 8/15/26, Callable 8/15/21 @ 107.31	241,425
290,000	Crestwood Midstream Partners LP, 6.25%, 4/1/23, Callable 10/23/19 @ 103.13	295,800
150,000	Crestwood Midstream Partners LP, 5.75%, 4/1/25, Callable 4/1/20 @ 104.31	154,500
150,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/22, Callable 11/7/19 @ 101.08	151,500
163,000	DCP Midstream Operating LLC, 3.88%, 3/15/23, Callable 12/15/22 @ 100	164,630
185,000	DCP Midstream Operating LLC, 5.60%, 4/1/44, Callable 10/1/43 @ 100	172,975

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

200,000	DCP Midstream Operating LP, 5.38%, 7/15/25, Callable 4/15/25 @ 100	214,500
750,000	DCP Midstream Operating LP, 5.85%(US0003M+385bps), 5/21/43, Callable 5/21/23 @ 100(a)	676,875
565,000	Denbury Resources, Inc., 9.25%, 3/31/22, Callable 11/7/19 @ 109.25(a)	495,788
245,000	Denbury Resources, Inc., 7.75%, 2/15/24, Callable 8/15/20 @ 103.88(a)	187,425
124,000	Enable Midstream Partners LP, 3.90%, 5/15/24, Callable 2/15/24 @ 100	126,349
81,000	Energy Transfer Operating LP, 4.25%, 3/15/23, Callable 12/15/22 @ 100	84,613
Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$103,000	Energy Transfer Operating LP, 4.50%, 4/15/24, Callable 3/15/24 @ 100	$109,703
167,000	Energy Transfer Operating LP, 5.25%, 4/15/29, Callable 1/15/29 @ 100	187,966
115,000	Energy Transfer Operating LP, 6.25%, 4/15/49, Callable 10/15/48 @ 100	139,351
103,000	Energy Transfer Partners LP, 4.20%, 9/15/23, Callable 8/15/23 @ 100	108,269
350,000	Energy Transfer Partners LP, 4.95%, 6/15/28, Callable 3/15/28 @ 100	384,778
195,000	Energy Transfer Partners LP, 5.80%, 6/15/38, Callable 12/15/37 @ 100	222,307
127,000	Energy Transfer Partners LP, 6.00%, 6/15/48, Callable 12/15/47 @ 100	150,067
200,000	Global Partners LP/GLP Finance Corp., 7.00%, 8/1/27, Callable 8/1/22 @ 103.5(a)	206,000
109,000	Hess Corp., 7.30%, 8/15/31	134,259
78,000	Hess Corp., 7.13%, 3/15/33	97,356
53,000	Hess Corp., 5.60%, 2/15/41	58,987
273,000	Hess Corp., 5.80%, 4/1/47, Callable 10/1/46 @ 100	312,288
430,000	Hess Infrastructure Partners LP/Finance Corp., 5.63%, 2/15/26, Callable 2/15/21 @ 104.22(a)	446,125
310,000	Hilcorp Energy LP, 5.00%, 12/1/24, Callable 11/7/19 @ 102.5(a)	286,750
80,000	Indigo Natural Resources LLC, 6.88%, 2/15/26, Callable 2/15/21 @ 103.44(a)	72,000
295,000	Jonah Energy LLC/Jonah Energy Finance Corp., 7.25%, 10/15/25, Callable 10/15/20 @ 105.44(a)	98,825
150,000	Kinder Morgan Energy Partners LP, 3.45%, 2/15/23, Callable 11/15/22 @ 100	154,710

63,000	Kinder Morgan Energy Partners LP, 6.55%, 9/15/40	78,522
712,000	Kinder Morgan Energy Partners LP, 5.50%, 3/1/44, Callable 9/1/43 @ 100	819,906
49,000	Kinder Morgan, Inc., 3.05%, 12/1/19, Callable 11/7/19 @ 100	49,032
198,000	Kinder Morgan, Inc., 5.55%, 6/1/45, Callable 12/1/44 @ 100	233,442
167,000	Kinder Morgan, Inc., 5.05%, 2/15/46, Callable 8/15/45 @ 100	185,172
165,000	Magnolia Oil & Gas Operating LLC/Finance Corp., 6.00%, 8/1/26, Callable 8/1/21 @ 103(a)	165,825
119,000	MPLX LP, 3.00%(US0003M+90bps), 9/9/21, Callable 9/9/20 @ 100	119,446
179,000	MPLX LP, 3.20%(US0003M+110bps), 9/9/22, Callable 9/9/20 @ 100	179,224
172,000	MPLX LP, 4.50%, 7/15/23, Callable 4/15/23 @ 100	183,329
Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$242,000	MPLX LP, 4.88%, 12/1/24, Callable 9/1/24 @ 100	$265,613
95,000	MPLX LP, 4.80%, 2/15/29, Callable 11/15/28 @ 100	104,567
285,000	MPLX LP, 5.50%, 2/15/49, Callable 8/15/48 @ 100	328,868
222,000	Occidental Petroleum Corp., 4.85%, 3/15/21, Callable 2/15/21 @ 100	228,938
119,000	Occidental Petroleum Corp., 2.60%, 8/13/21	119,791
106,000	Occidental Petroleum Corp., 2.70%, 8/15/22	106,895
349,000	Occidental Petroleum Corp., 2.90%, 8/15/24, Callable 7/15/24 @ 100	350,823
609,000	Occidental Petroleum Corp., 5.55%, 3/15/26, Callable 12/15/25 @ 100	688,164
47,000	Occidental Petroleum Corp., 3.20%, 8/15/26, Callable 6/15/26 @ 100	47,380
147,000	Occidental Petroleum Corp., 3.50%, 8/15/29, Callable 5/15/29 @ 100	148,747
787,000	Occidental Petroleum Corp., 7.50%, 5/1/31	1,042,597
422,000	Occidental Petroleum Corp., 6.45%, 9/15/36	520,370
22,000	Occidental Petroleum Corp., 4.30%, 8/15/39, Callable 2/15/39 @ 100	22,483
712,000	Occidental Petroleum Corp., 6.60%, 3/15/46, Callable 9/15/45 @ 100	928,092
22,000	Occidental Petroleum Corp., 4.40%, 8/15/49, Callable 2/15/49 @ 100^	22,629
70,000	Parsley Energy LLC, 5.38%, 1/15/25, Callable 1/15/20 @ 104.03(a)	70,700

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

290,000	Parsley Energy LLC, 5.25%, 8/15/25, Callable 8/15/20 @ 103.94(a)	292,900
57,000	Phillips 66 Partners LP, 2.65%, 2/15/20, Callable 1/15/20 @ 100	57,118
110,000	Plains All Amer Pipeline, 3.60%, 11/1/24, Callable 8/1/24 @ 100	112,789
70,000	Range Resources Corp., 5.00%, 3/15/23, Callable 12/15/22 @ 100^	61,075
150,000	Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100^	123,000
162,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.88%, 3/1/22, Callable 12/1/21 @ 100	173,259
300,000	Rose Rock Midstream LP, 5.63%, 7/15/22, Callable 10/23/19 @ 101.41	304,500
175,000	Rose Rock Midstream LP, 5.63%, 11/15/23, Callable 10/23/19 @ 102.81	179,156
200,162	Sanchez Energy Corp., 5/11/20	201,163
455,000	Sanchez Energy Corp., 7.25%, 2/15/23, Callable 2/15/20 @ 103.63^(a)(c)	323,050
355,000	Semgroup Corp., 6.38%, 3/15/25, Callable 3/15/20 @ 103.19	368,313
160,000	Semgroup Corp., 7.25%, 3/15/26, Callable 3/15/21 @ 103.63	172,800
346,000	Southeast Supply Header LLC, 4.25%, 6/15/24, Callable 3/15/24 @ 100(a)	353,469
Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$348,000	Southwestern Energy Co., 6.20%, 1/23/25, Callable 10/23/24 @ 100	$306,240
958,000	Sunoco Logistics Partners Operations LP, 5.40%, 10/1/47, Callable 4/1/47 @ 100	1,043,939
180,000	Sunoco LP/Sunoco Finance Corp., 5.50%, 2/15/26, Callable 2/15/21 @ 102.75	186,750
45,000	Targa Resources Partners LP, 5.25%, 5/1/23, Callable 11/7/19 @ 100.88	45,450
170,000	Targa Resources Partners LP, 4.25%, 11/15/23, Callable 11/7/19 @ 101.42	171,275
195,000	Targa Resources Partners LP, 5.13%, 2/1/25, Callable 2/1/20 @ 103.84	200,850
195,000	Targa Resources Partners LP, 5.88%, 4/15/26, Callable 4/15/21 @ 104.41	205,969
195,000	Targa Resources Partners LP, 5.38%, 2/1/27, Callable 2/1/22 @ 102.69	201,581
574,000	Western Gas Partners LP, 5.38%, 6/1/21, Callable 3/1/21 @ 100	589,853

192,000	Western Gas Partners LP, 4.65%, 7/1/26, Callable 4/1/26 @ 100	189,005
900,000	Western Gas Partners LP, 4.50%, 3/1/28, Callable 12/1/27 @ 100	865,397
101,000	Western Gas Partners, LP, 4.75%, 8/15/28, Callable 5/15/28 @ 100	99,039
271,000	Williams Partners LP, 4.00%, 11/15/21, Callable 8/15/21 @ 100	278,148
357,000	Williams Partners LP, 3.60%, 3/15/22, Callable 1/15/22 @ 100	366,422
242,000	Williams Partners LP, 4.50%, 11/15/23, Callable 8/15/23 @ 100	258,945
426,000	Williams Partners LP, 4.30%, 3/4/24, Callable 12/4/23 @ 100	452,109

		25,475,972

Pharmaceuticals (0.2%):
200,000	Bayer US Finance II LLC, 4.25%, 12/15/25, Callable 10/15/25 @ 100(a)	213,239
175,000	Catalent Pharma Solutions, Inc., 4.88%, 1/15/26, Callable 10/15/20 @ 102.44(a)	180,031
87,000	Elanco Animal Health, Inc., 3.91%, 8/27/21	89,106
275,000	Elanco Animal Health, Inc., 4.27%, 8/28/23, Callable 7/28/23 @ 100	288,571
116,000	Elanco Animal Health, Inc., 4.90%, 8/28/28, Callable 5/28/28 @ 100	126,279
165,000	Valeant Pharmaceuticals International, Inc., 9.25%, 4/1/26, Callable 4/1/22 @ 104.63(a)	187,275

		1,084,501

Real Estate Management & Development (0.1%):
300,000	Howard Hughes Corp. (The), 5.38%, 3/15/25, Callable 3/15/20 @ 104.03(a)	312,375

Principal Amount		Fair Value
Corporate Bonds, continued
Semiconductors & Semiconductor Equipment (0.0%†):
$140,000	Qorvo, Inc., 5.50%, 7/15/26, Callable 7/15/21 @ 102.75	$147,875

Software (0.5%):
245,000	CDK Global, Inc., 5.88%, 6/15/26, Callable 6/15/21 @ 102.94	260,619
35,000	CDK Global, Inc., 5.25%, 5/15/29, Callable 5/15/24 @ 102.63(a)	36,225
195,000	Fair Isaac Corp., 5.25%, 5/15/26, Callable 2/15/26 @ 100(a)	209,138
140,000	Nuance Communications, Inc., 5.63%, 12/15/26, Callable 12/15/21 @ 102.81	148,050
565,000	Solera LLC, 10.50%, 3/1/24, Callable 11/7/19 @ 107.88(a)	596,074

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

437,000	Sophia LP/Finance, Inc., 9.00%, 9/30/23, Callable 11/7/19 @ 102.25(a)	447,925
170,000	SS&C Technologies, Inc., 5.50%, 9/30/27, Callable 3/30/22 @ 104.13(a)	177,225
440,000	Symantec Corp., 5.00%, 4/15/25, Callable 4/15/20 @ 102.5(a)	445,500

		2,320,756

Technology Hardware, Storage & Peripherals (0.1%):
129,000	Dell International LLC/EMC Corp., 6.02%, 6/15/26, Callable 3/15/26 @ 100(a)	145,057
400,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.45%, 6/15/23, Callable 4/15/23 @ 100(a)	435,030

		580,087

Textiles, Apparel & Luxury Goods (0.1%):
190,000	USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 4/1/26, Callable 4/1/21 @ 105.16	197,125
65,000	USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 9/1/27, Callable 9/1/22 @ 105.16(a)	66,950
130,000	William Carter Co., 5.63%, 3/15/27, Callable 3/15/22 @ 102.81(a)	139,100

		403,175

Thrifts & Mortgage Finance (0.1%):
355,000	Quicken Loans, Inc., 5.25%, 1/15/28, Callable 1/15/23 @ 102.63(a)	366,423

Tobacco (1.0%):
317,000	Altria Group, Inc., 4.00%, 1/31/24	333,196
453,000	Altria Group, Inc., 4.80%, 2/14/29, Callable 11/14/28 @ 100	495,506
452,000	Altria Group, Inc., 4.25%, 8/9/42	435,547
302,000	Altria Group, Inc., 4.50%, 5/2/43	301,130
520,000	Altria Group, Inc., 5.38%, 1/31/44	575,329
470,000	Altria Group, Inc., 3.88%, 9/16/46, Callable 3/16/46 @ 100	430,286
300,000	Altria Group, Inc., 5.95%, 2/14/49, Callable 8/14/48 @ 100	351,521
140,000	Reynolds American, Inc., 3.25%, 6/12/20	140,785
478,000	Reynolds American, Inc., 4.00%, 6/12/22	497,333
346,000	Reynolds American, Inc., 4.45%, 6/12/25, Callable 3/12/25 @ 100	368,117
Principal Amount		Fair Value
Corporate Bonds, continued
Tobacco, continued
$179,000	Reynolds American, Inc., 5.70%, 8/15/35, Callable 2/15/35 @ 100	$198,911

600,000	Reynolds American, Inc., 7.25%, 6/15/37	761,974
285,000	Vector Group, Ltd., 6.13%, 2/1/25, Callable 2/1/20 @ 103.06(a)	272,531

		5,162,166

Trading Companies & Distributors (0.4%):
365,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%(US0003M+430bps), 6/15/45, Callable 6/15/25 @ 100(a)	388,269
499,000	Air Lease Corp., 4.75%, 3/1/20	503,906
297,000	Air Lease Corp., 3.88%, 4/1/21, Callable 3/1/21 @ 100	303,251
348,000	Air Lease Corp., 3.38%, 6/1/21, Callable 5/1/21 @ 100	353,107
98,000	Air Lease Corp., 2.25%, 1/15/23	97,564
82,000	Air Lease Corp., 3.00%, 9/15/23, Callable 7/15/23 @ 100	83,178
467,000	Air Lease Corp., 4.25%, 2/1/24, Callable 1/1/24 @ 100	494,824

		2,224,099

Wireless Telecommunication Services (0.3%):
100,000	Sprint Communications, Inc., 6.00%, 11/15/22	106,000
420,000	Sprint Communications, Inc., 7.13%, 6/15/24	452,550
835,000	Sprint Corp., 7.88%, 9/15/23	916,413

		1,474,963

Total Corporate Bonds (Cost $166,050,002)		174,208,649

Yankee Dollars (12.8%):
Aerospace & Defense (0.4%):
126,000	Avolon Holdings Funding, Ltd., 3.63%, 5/1/22, Callable 4/1/22 @ 100(a)	127,766
115,000	Avolon Holdings Funding, Ltd., 5.50%, 1/15/23, Callable 12/15/22 @ 100(a)	122,763
430,000	Avolon Holdings Funding, Ltd., 5.13%, 10/1/23, Callable 9/1/23 @ 100(a)	456,014
305,000	Avolon Holdings Funding, Ltd., 5.25%, 5/15/24, Callable 4/15/24 @ 100(a)	326,411
167,000	Avolon Holdings Funding, Ltd., 3.95%, 7/1/24, Callable 6/1/24 @ 100(a)	171,626
204,000	Avolon Holdings Funding, Ltd., 4.38%, 5/1/26, Callable 3/1/26 @ 100(a)	211,221
215,000	Bombardier, Inc., 6.00%, 10/15/22, Callable 11/7/19 @ 101(a)	214,194
320,000	Bombardier, Inc., 6.13%, 1/15/23(a)	323,599
290,000	Bombardier, Inc., 7.50%, 12/1/24, Callable 12/1/20 @ 105.63(a)	291,813
240,000	Bombardier, Inc., 7.88%, 4/15/27, Callable 4/15/22 @ 103.94(a)	238,200

		2,483,607

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Banks (2.4%):
642,000	Barclays Bank plc, 3.25%, 1/12/21	650,193
874,000	Barclays Bank plc, 4.38%, 1/12/26	922,114
Principal Amount		Fair Value
Yankee Dollars, continued
Banks, continued
$580,000	Barclays Bank plc, 5.09%(US0003M+305bps), 6/20/30, Callable 6/20/29 @ 100	$604,098
210,000	Barclays Bank plc, 7.88%, 12/31/99, Callable 3/15/22 @ 100(a)	222,197
200,000	Commonwealth Bank of Australia, 3.61%, 9/12/34, Callable 9/12/29 @ 100(a)	200,153
205,000	HSBC Holdings plc, 4.25%, 3/14/24	215,491
200,000	Intesa Sanpaolo SpA, 5.02%, 6/26/24(a)	205,750
1,180,000	Intesa Sanpaolo SpA, 5.71%, 1/15/26(a)	1,250,800
791,000	Rabobank Nederland NY, 4.38%, 8/4/25	851,370
200,000	RBS Citizens Financial Group, Inc., 4.15%, 9/28/22(a)	207,818
3,808,000	Royal Bank of Scotland Group plc, 6.13%, 12/15/22	4,115,931
826,000	Royal Bank of Scotland Group plc, 6.10%, 6/10/23	899,005
347,000	Royal Bank of Scotland Group plc, 6.00%, 12/19/23	380,661
145,000	Royal Bank of Scotland Group plc, 7.50%(USSW5+580bps), 12/29/49, Callable 8/10/20 @ 100	147,900
454,000	UniCredit SpA, 6.57%, 1/14/22(a)	486,644
289,000	Westpac Banking Corp., 4.11%, 7/24/34, Callable 7/24/29 @ 100	300,275

		11,660,400

Beverages (0.0%†):
125,000	Cott Corp., 5.50%, 4/1/25, Callable 4/1/20 @ 104.13(a)	129,375

Capital Markets (1.7%):
689,000	Credit Suisse Group AG, 2.59%, 9/11/25, Callable 9/11/24 @ 100(a)	682,071
720,000	Credit Suisse Group Fun, Ltd., 2.75%, 3/26/20	721,705
1,000,000	Credit Suisse Group Fun, Ltd., 3.80%, 9/15/22	1,039,812
1,175,000	Credit Suisse Group Fun, Ltd., 3.80%, 6/9/23	1,227,080
720,000	Credit Suisse Group Fun, Ltd., 3.75%, 3/26/25	755,957
742,000	Deutsche Bank AG, 5.00%, 2/14/22	766,611
1,284,000	Deutsche Bank AG, 3.30%, 11/16/22	1,275,117
1,462,000	Deutsche Bank AG, 4.50%, 4/1/25^	1,397,973
733,000	UBS Group AG, 4.13%, 9/24/25(a)	790,629

		8,656,955

Chemicals (0.1%):
575,000	Consolidated Energy Finance SA, 6.88%, 6/15/25, Callable 6/15/20 @ 105.16(a)	577,875
150,000	Consolidated Energy Finance SA, 6.50%, 5/15/26, Callable 5/15/21 @ 104.88(a)	147,000
160,000	Nufarm Australia, Ltd., 5.75%, 4/30/26, Callable 4/30/21 @ 102.88(a)	158,014
49,000	Nutrien, Ltd., 4.20%, 4/1/29, Callable 1/1/29 @ 100	53,857
86,000	Nutrien, Ltd., 5.00%, 4/1/49, Callable 10/1/48 @ 100	99,987
Principal Amount		Fair Value
Yankee Dollars, continued
Chemicals, continued
$210,000	OCI NV, 6.63%, 4/15/23, Callable 4/15/20 @ 103.31(a)	$213,150

		1,249,883

Containers & Packaging (0.1%):
405,000	Ardagh Packaging Finance plc/Ardagh Holdings USA, Inc., 6.00%, 2/15/25, Callable 2/15/20 @ 104.5(a)	423,225
155,000	Trivium Packaging Finance BV, 5.50%, 8/15/26, Callable 8/15/22 @ 102.75(a)	162,943
45,000	Trivium Packaging Finance BV, 8.50%, 8/15/27, Callable 8/15/22 @ 104.25(a)	48,713

		634,881

Diversified Consumer Services (0.0%†):
200,000	GEMS MENASA Cayman, Ltd., 7.13%, 7/31/26, Callable 7/31/22 @ 103.56(a)	206,250

Diversified Financial Services (1.1%):
705,000	Altice Financing SA, 7.50%, 5/15/26, Callable 5/15/21 @ 103.75(a)	747,299
300,000	Altice Finco SA, 8.13%, 1/15/24, Callable 11/7/19 @ 104.06(a)	309,750
360,000	C&W Senior Financing Dac, 7.50%, 10/15/26, Callable 10/15/21 @ 103.75(a)	381,150
65,000	C&W Senior Financing Dac, 6.88%, 9/15/27, Callable 9/15/22 @ 103.44(a)	67,194
180,000	Camelot Finance SA, 7.88%, 10/15/24, Callable 11/7/19 @ 103.94(a)	186,525
240,000	Intelsat Jackson Holdings SA, 8.50%, 10/15/24, Callable 10/15/20 @ 106.38(a)	241,800
280,000	Nielsen Co. Luxembourg SARL (The), 5.00%, 2/1/25, Callable 2/1/20 @ 103.75(a)	276,150
85,000	Park Aerospace Holdings, 4.50%, 3/15/23, Callable 2/15/23 @ 100(a)	88,081
2,052,000	Park Aerospace Holdings, 5.50%, 2/15/24(a)	2,219,261
200,000	Telenet Finance Lux Note, 5.50%, 3/1/28, Callable 12/1/22 @ 102.75(a)	209,750

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

30,000	Tervita Escrow Corp., 7.63%, 12/1/21, Callable 11/7/19 @ 103.81(a)	30,450

		4,757,410

Diversified Telecommunication Services (0.3%):
370,000	Altice France SA, 8.13%, 2/1/27, Callable 2/1/22 @ 106.09(a)	408,388
505,000	SFR Group SA, 7.38%, 5/1/26, Callable 5/1/21 @ 103.69(a)	539,087
45,000	Telecom Italia Capital, 6.38%, 11/15/33	49,219
400,000	Telecom Italia SpA, 5.30%, 5/30/24(a)	430,176
80,000	Telecom Italia SpA, 6.00%, 9/30/34	84,700

		1,511,570

Principal Amount		Fair Value
Yankee Dollars, continued
Energy Equipment & Services (0.0%†):
$195,000	Noble Holding International, Ltd., 7.88%, 2/1/26, Callable 2/1/21 @ 105.91(a)	$139,425
325,000	Weatherford International, Ltd., 9.88%, 2/15/24, Callable 11/15/23 @ 100(c)	112,125
330,000	Weatherford International, Ltd., 6.47%, 8/1/36(c)	113,025

		364,575

Hotels, Restaurants & Leisure (0.2%):
175,000	1011778 BC ULC New Red Finance, Inc., 4.25%, 5/15/24, Callable 5/15/20 @ 102.13(a)	179,375
550,000	Stars Group Holdings BV, 7.00%, 7/15/26, Callable 7/15/21 @ 103.5(a)	582,313
330,000	Wynn Macau, Ltd., 4.88%, 10/1/24, Callable 10/1/20 @ 102.44(a)	328,350
205,000	Wynn Macau, Ltd., 5.50%, 10/1/27, Callable 10/1/22 @ 102.75(a)	207,050

		1,297,088

Insurance (0.0%†):
200,000	Swiss Re Finance Luxembourg SA, 5.00%(H15T5Y+358bps), 4/2/49, Callable 4/2/29 @ 100(a)	219,500

Machinery (0.0%†):
107,000	Ingersoll-Rand Lux Financial Holding, 2.63%, 5/1/20, Callable 4/1/20 @ 100	106,746

Media (0.2%):
215,000	MDC Partners, Inc., 6.50%, 5/1/24, Callable 11/7/19 @ 104.88(a)	195,919
640,000	Ziggo Bond Finance BV, 5.88%, 1/15/25, Callable 1/15/20 @ 102.94(a)	658,400
180,000	Ziggo Secured Finance BV, 5.50%, 1/15/27, Callable 1/15/22 @ 102.75(a)	188,100

		1,042,419

Metals & Mining (0.4%):
400,000	BHP Billiton Finance USA, Ltd., 6.25%(USSW5+497bps), 10/19/75, Callable 10/19/20 @ 100(a)	413,500
681,000	BHP Billiton Finance USA, Ltd., 6.75%(USSW5+509bps), 10/19/75, Callable 10/20/25 @ 100(a)	794,216
300,000	First Quantum Minerals, Ltd., 7.25%, 5/15/22, Callable 11/7/19 @ 101.81(a)	297,000

		1,504,716

Multi-Utilities (0.1%):
355,000	InterGen NV, 7.00%, 6/30/23, Callable 11/7/19 @ 102.33(a)	329,706

Oil, Gas & Consumable Fuels (3.1%):
309,000	Canadian Natural Resources, Ltd., 5.85%, 2/1/35	375,205
558,000	Cenovus Energy, Inc., 4.25%, 4/15/27, Callable 1/15/27 @ 100	583,109
223,000	Enbridge, Inc., 4.00%, 10/1/23, Callable 7/1/23 @ 100	235,884
218,000	Enbridge, Inc., 4.25%, 12/1/26, Callable 9/1/26 @ 100	237,596
Principal Amount		Fair Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels, continued
$340,000	LBC Tank Terminals Holding Netherlands BV, 6.88%, 5/15/23, Callable 11/7/19 @ 102.29(a)	$348,075
120,000	Meg Energy Corp., 6.38%, 1/30/23, Callable 11/7/19 @ 101.06(a)	115,800
245,000	Meg Energy Corp., 7.00%, 3/31/24, Callable 11/7/19 @ 102.33(a)	235,813
163,000	Petrobras Global Finance BV, 5.09%, 1/15/30(a)	169,707
2,677,000	Petrobras Global Finance BV, 7.25%, 3/17/44	3,205,707
1,036,000	Petroleos Mexicanos, 4.50%, 1/23/26	1,001,142
1,700,000	Petroleos Mexicanos, 6.50%, 3/13/27	1,764,971
1,500,000	Petroleos Mexicanos, 6.84%, 1/23/30, Callable 10/23/29 @ 100(a)	1,553,850
841,000	Petroleos Mexicanos, 5.50%, 6/27/44	712,787
1,005,000	Petroleos Mexicanos, 5.63%, 1/23/46	855,442
2,762,000	Petroleos Mexicanos, 6.75%, 9/21/47	2,631,354
960,000	Petroleos Mexicanos, 7.69%, 1/23/50, Callable 7/23/49 @ 100(a)	1,000,831

		15,027,273

Pharmaceuticals (0.8%):
1,489,000	Actavis Funding SCS, 3.45%, 3/15/22, Callable 1/15/22 @ 100	1,526,651
685,000	Mylan NV, 3.15%, 6/15/21, Callable 5/15/21 @ 100	693,137
337,000	Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100	348,152

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

484,000	Teva Pharmaceuticals Industries, Ltd., 2.20%, 7/21/21	442,860
191,000	Teva Pharmaceuticals Industries, Ltd., 2.80%, 7/21/23	154,233
37,000	Valeant Pharmaceuticals International, Inc., 5.50%, 3/1/23, Callable 11/7/19 @ 101.38(a)	37,416
405,000	Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24, Callable 3/15/20 @ 103.5(a)	425,757
202,000	VRX Escrow Corp., 6.13%, 4/15/25, Callable 4/15/20 @ 103.06(a)	209,070

		3,837,276

Software (0.1%):
355,000	Open Text Corp., 5.88%, 6/1/26, Callable 6/1/21 @ 102.94(a)	378,519

Sovereign Bond (0.4%):
1,344,000	Dominican Republic, 5.50%, 1/27/25(a)	1,414,560
250,000	Dominican Republic, 6.00%, 7/19/28(a)	272,813
1,500,000	Republic of Argentina, 5.88%, 1/11/28	609,375

		2,296,748

Thrifts & Mortgage Finance (0.1%):
200,000	Corp. Nacional del Cobre de Chile, 3.63%, 8/1/27, Callable 5/1/27 @ 100(a)	210,348
Principal Amount		Fair Value
Yankee Dollars, continued
Thrifts & Mortgage Finance, continued
$200,000	Corp. Nacional del Cobre de Chile, 4.50%, 8/1/47, Callable 2/1/47 @ 100(a)	$226,903

		437,251

Tobacco (0.3%):
690,000	Imperial Tobacco Finance, 3.75%, 7/21/22, Callable 5/21/22 @ 100(a)	709,691
690,000	Imperial Tobacco Finance, 4.25%, 7/21/25, Callable 4/21/25 @ 100(a)	722,394

		1,432,085

Trading Companies & Distributors (0.7%):
240,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 12/16/21, Callable 11/16/21 @ 100	249,300
1,165,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.63%, 7/1/22	1,227,619
412,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.88%, 1/16/24, Callable 12/16/23 @ 100	443,415
463,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.88%, 8/14/24, Callable 7/14/24 @ 100	462,421
251,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 4.45%, 4/3/26, Callable 2/3/26 @ 100	267,001

147,000	Fly Leasing, Ltd., 6.38%, 10/15/21, Callable 11/7/19 @ 101.59	149,573
405,000	Fly Leasing, Ltd., 5.25%, 10/15/24, Callable 10/15/20 @ 102.63	416,137

		3,215,466

Wireless Telecommunication Services (0.3%):
330,000	Empresa Nacional del Pet, 4.38%, 10/30/24(a)	350,625
30,000	Millicom International Cellular SA, 6.00%, 3/15/25, Callable 3/15/20 @ 103(a)	31,050
335,000	Millicom International Cellular SA, 6.63%, 10/15/26, Callable 10/15/21 @ 104.97(a)	365,988
700,000	Millicom International Cellular SA, 6.25%, 3/25/29, Callable 3/25/24 @ 103.13(a)	764,750

		1,512,413

Total Yankee Dollars (Cost $63,298,932)		64,292,112

Municipal Bonds (1.5%):
California (0.5%):
400,000	California State, Build America Bonds, GO, 7.50%, 4/1/34	613,608
965,000	California State, Build America Bonds, GO, 7.55%, 4/1/39	1,594,151
460,000	California State, Build America Bonds, GO, 7.30%, 10/1/39	718,773
10,000	California State, Build America Bonds, GO, 7.35%, 11/1/39	15,767

		2,942,299

Illinois (1.0%):
55,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series B, 5.63%, 1/1/22	56,443
310,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series C1, 7.78%, 1/1/35	387,770
Principal Amount		Fair Value
Municipal Bonds, continued
Illinois, continued
$105,000	Chicago Illinois, Taxable Project, Build America Bonds, GO, Series B, 5.43%, 1/1/42	$105,639
109,091	Illinois State, Build America Bonds, GO, 4.95%, 6/1/23	114,519
295,000	Illinois State, Build America Bonds, GO, 5.10%, 6/1/33	318,733
315,000	Illinois State, Build America Bonds, GO, 6.63%, 2/1/35	370,279
425,000	Illinois State, Build America Bonds, GO, Series 3, 6.73%, 4/1/35	500,884
88,000	Illinois State, Build America Bonds, GO, 6.20%, 7/1/21	90,509
1,935,000	Illinois State, Build America Bonds, GO, 7.35%, 7/1/35	2,378,580
420,000	Illinois State, Build America Bonds, GO, 4.00%, 12/1/20	422,507

		4,745,863

Total Municipal Bonds (Cost $6,888,574)		7,688,162

U.S. Government Agency Mortgages (23.2%):
Federal Home Loan Mortgage Corporation (5.4%)
56,323	2.50%, 6/1/31, Pool #G18604	56,919
82,974	2.50%, 7/1/31, Pool #V61246	84,185
144,654	2.50%, 8/1/31, Pool #V61273	146,373

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

573,370	3.50%, 3/1/32, Pool #C91403	596,102
1,521,033	3.50%, 7/1/32, Pool #C91467	1,581,347
18,768	2.50%, 8/1/32, Pool #G18654	18,995
19,375	2.50%, 11/1/32, Pool # G18665	19,609
569,288	2.50%, 12/1/32, Pool #G18669	576,165
94,095	2.50%, 3/1/33, Pool #G18680	94,948
34,177	2.50%, 4/1/33, Pool # G18683	34,487
268,902	3.00%, 4/1/33, Pool #G18684	275,142
63,687	3.00%, 4/1/33, Pool #K90336	65,596
21,238	2.50%, 5/1/33, Pool # G18687	21,430
89,037	3.00%, 6/1/33, Pool #K90684	91,688
156,947	3.00%, 6/1/33, Pool #K90632	161,641
261,396	4.00%, 6/1/33, Pool #G30718	276,957
131,206	3.00%, 6/1/33, Pool #K90806	135,120
66,381	3.00%, 6/1/33, Pool #C91709	68,368
383,480	2.50%, 7/1/33, Pool #G16661	388,019
302,771	3.00%, 7/1/33, Pool #C91714	311,831
734,300	3.00%, 9/1/33, Pool # G18706	751,241
577,717	3.50%, 11/1/33, Pool #G16677	599,797
581,357	3.50%, 2/1/34, Pool #G16752	609,359
94,094	3.00%, 4/1/34, Pool #G16829	96,705
381,471	2.50%, 5/1/34, Pool #ZT2022	384,818
658,938	3.50%, 10/1/34, Pool #C91793	682,333
1,325,676	4.00%, 5/1/37, Pool #C91938	1,389,660
1,757,627	5.00%, 2/1/38, Pool #G60365	1,936,235
88,614	3.50%, 4/1/40, Pool #V81744	91,949
109,123	3.50%, 5/1/40, Pool #V81750	113,211
190,791	3.50%, 6/1/40, Pool #V81792	197,935
86,720	3.50%, 8/1/40, Pool #V81886	89,979
75,130	3.50%, 9/1/40, Pool #V81958	77,963
738,334	4.00%, 1/1/41, Pool #A96413	789,449
71,666	4.50%, 1/1/41, Pool #A96051	76,156
603,539	4.00%, 2/1/41, Pool #A96807	645,289
71,173	4.50%, 3/1/41, Pool #A97673	76,711
118,585	4.50%, 4/1/41, Pool #A97942	127,821
326,152	5.00%, 6/1/41, Pool #G06596	366,582
1,587,436	4.50%, 1/1/42, Pool #G60517	1,687,365
59,000	3.50%, 8/1/42, Pool #Q10434	62,056
47,912	3.50%, 8/1/42, Pool #Q10392	50,410
53,512	3.50%, 8/1/42, Pool #Q10164	56,301
63,548	3.50%, 8/1/42, Pool #Q10047	66,848
Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal Home Loan Mortgage Corporation, continued
$69,344	3.50%, 9/1/42, Pool #Q11244	$72,955
41,288	3.50%, 11/1/42, Pool #G07231	43,137
53,082	4.00%, 11/1/42, Pool #Q13121	55,771
143,579	3.00%, 12/1/42, Pool #C04320	147,863
477,226	3.50%, 4/1/43, Pool #Q17209	497,294
565,934	3.50%, 4/1/43, Pool #G07921	589,891
88,596	4.00%, 5/1/43, Pool #Q18481	93,196
47,117	4.00%, 7/1/43, Pool #Q19597	49,584
55,509	4.00%, 10/1/43, Pool #Q22499	58,391
618,767	3.00%, 10/1/43, Pool #G08553	636,244
104,117	4.00%, 1/1/44, Pool #V80950	108,699
343,254	3.50%, 1/1/44, Pool #G07922	355,981
171,397	3.50%, 1/1/44, Pool #G60271	181,769
315,451	4.00%, 1/1/45, Pool #Q30720	329,288
232,205	4.00%, 2/1/45, Pool #G07949	245,346
58,931	3.50%, 3/1/45, Pool #Q31974	61,797
118,291	3.50%, 3/1/45, Pool #Q32008	123,981
53,527	3.50%, 3/1/45, Pool #Q32328	56,104
36,715	3.00%, 5/1/45, Pool #Q33468	37,295
315,941	3.50%, 5/1/45, Pool #Q33547	325,466
377,251	3.50%, 6/1/45, Pool #Q34311	395,512
59,409	3.50%, 6/1/45, Pool #Q33791	61,204
251,523	3.00%, 6/1/45, Pool #Q34156	255,504
383,356	3.50%, 6/1/45, Pool #Q34164	394,943

63,524	3.00%, 7/1/45, Pool #Q34759	64,706
21,374	3.00%, 7/1/45, Pool #Q34979	21,812
113,512	4.00%, 8/1/45, Pool #Q35845	118,030
22,712	4.00%, 9/1/45, Pool #Q37853	23,935
424,382	3.50%, 11/1/45, Pool #Q37467	444,910
15,004	4.00%, 11/1/45, Pool #Q38812	15,844
21,362	4.00%, 2/1/46, Pool #Q38782	22,664
27,460	4.00%, 2/1/46, Pool #Q38783	28,688
9,524	4.00%, 2/1/46, Pool #Q38879	10,105
13,095	4.00%, 4/1/46, Pool #Q39975	13,889
78,166	4.00%, 4/1/46, Pool #V82292	82,503
142,334	3.50%, 5/1/46, Pool #G60603	149,144
457,916	3.50%, 5/1/46, Pool #G60553	482,057
150,957	3.50%, 5/1/46, Pool #Q40647	155,211
404,336	3.50%, 9/1/46, Pool #Q43257	423,662
1,220,923	3.00%, 2/1/47, Pool #G08747	1,249,245
22,059	4.00%, 9/1/47, Pool #Q50433	23,305
24,133	4.00%, 10/1/47, Pool #Q51189	25,528
265,585	3.50%, 11/1/47, Pool #Q52086	273,354
21,233	4.00%, 2/1/48, Pool #Q54192	22,411
703,731	3.50%, 2/1/48, Pool #Q54334	725,654
53,061	3.50%, 2/1/48, Pool #G61896	54,657
319,481	3.50%, 3/1/48, Pool #G67710	330,331
482,419	4.00%, 5/1/48, Pool #Q55992	509,112
1,209,541	4.00%, 6/1/48, Pool #G67713	1,280,252
145,974	4.00%, 7/1/48, Pool #Q59935	154,196
313,633	3.50%, 5/1/49, Pool #Q63646	324,936

		28,238,451

Federal National Mortgage Association (10.3%)
313,136	2.50%, 6/1/29, Pool #MA3734	316,342
126,146	2.50%, 9/1/31, Pool #AS8012	127,278
456,688	3.00%, 4/1/32, Pool #BD9809	466,880
24,883	3.00%, 9/1/32, Pool #BM1884	25,430
272,810	3.00%, 9/1/32, Pool #BM5110	279,679
884,043	2.50%, 12/1/32, Pool #CA3748	894,436
273,561	3.00%, 12/1/32, Pool #BM5109	280,695
798,684	3.00%, 12/1/32, Pool #BM5345	819,812
2,102,676	3.00%, 2/1/33, Pool #BM5108	2,152,305
188,245	3.00%, 3/1/33, Pool #MA3312	193,029
42,524	3.00%, 3/1/33, Pool #BM4614	43,715
55,268	3.00%, 5/1/33, Pool #AT3000	56,861
Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$255,282	3.00%, 5/1/33, Pool #BJ5753	$261,705
58,631	3.00%, 6/1/33, Pool #AT6090	60,311
6,447	4.50%, 7/1/33, Pool #729327	6,852
296,225	3.00%, 7/1/33, Pool #MA1490	304,731
3,002	4.50%, 7/1/33, Pool #720240	3,191
8,034	4.50%, 8/1/33, Pool #729713	8,541
39,374	4.50%, 8/1/33, Pool #729380	41,870
7,958	4.50%, 8/1/33, Pool #727160	8,465
5,832	4.50%, 8/1/33, Pool #727029	6,204
12,413	4.50%, 8/1/33, Pool #726956	13,205
16,482	4.50%, 8/1/33, Pool #726928	17,535
6,484	4.50%, 8/1/33, Pool #723124	6,898
30,002	4.50%, 9/1/33, Pool #727147	31,916
11,763	4.50%, 9/1/33, Pool #734922	12,505
188,685	3.00%, 10/1/33, Pool #BM5832	193,474
1,699,470	3.00%, 11/1/33, Pool #BM5111	1,747,574
42,890	4.50%, 12/1/33, Pool #AL5321	45,628
17,535	3.50%, 1/1/34, Pool #AS1614	18,196
88,547	3.50%, 1/1/34, Pool #AS1612	91,871
134,075	3.50%, 1/1/34, Pool #AS1611	139,115
43,879	3.50%, 1/1/34, Pool #AS1406	45,537

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

357,165	2.50%, 3/1/34, Pool #MA3628	359,797
783,322	2.50%, 6/1/34, Pool #BN7572	789,269
96,312	3.00%, 6/1/34, Pool #CA3585	99,113
33,897	6.00%, 10/1/34, Pool #AL2130	39,102
73,913	4.50%, 9/1/35, Pool #AB8198	81,380
682,264	6.00%, 5/1/36, Pool #745512	782,002
336,316	6.00%, 1/1/37, Pool #932030	386,822
63,182	6.00%, 3/1/37, Pool #889506	72,630
87,441	6.00%, 1/1/38, Pool #889371	101,668
261,482	5.00%, 2/1/38, Pool #310165	282,734
29,843	6.00%, 3/1/38, Pool #889219	35,021
17,978	6.00%, 7/1/38, Pool #889733	21,074
103,551	4.50%, 3/1/39, Pool #AB0051	110,152
491,932	4.50%, 4/1/39, Pool #AB0043	541,550
171,580	5.00%, 6/1/39, Pool #AL7550	190,917
459,275	5.00%, 6/1/39, Pool #AL7521	511,318
52,072	4.50%, 11/1/39, Pool #AC5442	56,440
116,753	6.00%, 5/1/40, Pool #AL2129	136,818
75,103	4.00%, 12/1/40, Pool #AA4757	80,012
64,741	4.50%, 2/1/41, Pool #AH5580	69,972
9,575	6.00%, 1/1/42, Pool #AL2128	10,816
93,488	3.50%, 9/1/42, Pool #AP4100	97,607
2,650,573	3.50%, 11/1/42, Pool #AL2866	2,778,677
17,930	3.50%, 12/1/42, Pool #AQ9054	18,716
118,479	3.50%, 1/1/43, Pool #AQ9328	124,325
708,919	3.00%, 1/1/43, Pool #AL3181	724,729
711,608	3.00%, 2/1/43, Pool #AT0223	730,466
24,188	3.50%, 2/1/43, Pool #AR1797	25,292
235,028	3.00%, 2/1/43, Pool #AB7846	241,258
313,809	2.50%, 2/1/43, Pool #AB8465	315,374
30,977	3.50%, 3/1/43, Pool #AR7567	32,388
80,410	3.50%, 3/1/43, Pool #AL3409	83,046
29,726	3.50%, 3/1/43, Pool #AR6751	31,085
144,885	3.50%, 8/1/43, Pool #AL7261	152,031
331,517	3.00%, 9/1/43, Pool #AL5059	338,906
79,427	4.00%, 10/1/43, Pool #BM1167	84,491
388,645	4.50%, 3/1/44, Pool #AL5082	417,208
414,034	3.00%, 6/1/44, Pool #AL7195	423,276
367,329	5.00%, 11/1/44, Pool #AL7307	409,198
34,493	4.00%, 12/1/44, Pool #AW9502	36,511
20,344	4.00%, 12/1/44, Pool #AY0045	21,543
169,230	4.00%, 12/1/44, Pool #AX8459	179,541
272,372	4.00%, 3/1/45, Pool #AL6541	289,013
85,718	3.50%, 3/1/45, Pool #AY5352	89,820
Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$57,059	4.00%, 5/1/45, Pool #AZ1876	$60,242
97,377	3.00%, 5/1/45, Pool #AS4972	99,213
108,072	4.00%, 5/1/45, Pool #AZ1207	114,005
98,397	3.50%, 5/1/45, Pool #AY9074	103,163
151,666	4.00%, 6/1/45, Pool #AY8126	159,933
1,024,508	3.50%, 6/1/45, Pool #AY5622	1,073,827
368,172	4.00%, 6/1/45, Pool #AY8096	388,511
37,093	5.00%, 6/1/45, Pool #AZ3448	40,389
63,411	4.00%, 6/1/45, Pool #AZ3341	66,957
55,225	4.00%, 6/1/45, Pool #AZ2719	58,332
290,008	4.00%, 7/1/45, Pool #AZ0833	306,189
241,517	4.00%, 7/1/45, Pool #AZ1783	254,738
676,852	3.50%, 7/1/45, Pool #AZ0814	696,849
39,301	3.00%, 8/1/45, Pool #AZ3728	40,038
234,712	3.00%, 8/1/45, Pool #AS5634	239,142
94,062	3.00%, 8/1/45, Pool #AZ8288	95,841
135,386	4.00%, 10/1/45, Pool #AL7413	142,950
669,488	4.00%, 10/1/45, Pool #AL7593	706,823
52,575	4.00%, 11/1/45, Pool #AZ0560	55,440
53,064	4.00%, 12/1/45, Pool #AS6350	56,029

86,487	4.00%, 12/1/45, Pool #BA6404	91,192
25,945	4.00%, 12/1/45, Pool #BC0997	27,378
73,504	4.50%, 2/1/46, Pool #BM5199	79,694
1,241,163	4.00%, 2/1/46, Pool #BC1578	1,303,175
282,623	3.50%, 4/1/46, Pool #BC0823	294,984
48,145	4.00%, 4/1/46, Pool #BC7809	50,725
45,278	4.00%, 4/1/46, Pool # BC3920	47,728
640,091	3.50%, 5/1/46, Pool #BC0880	659,662
18,456	4.00%, 5/1/46, Pool #BC2276	19,431
408,714	4.00%, 6/1/46, Pool #BC0960	429,173
595,777	4.00%, 6/1/46, Pool #AL9282	625,561
82,993	4.00%, 7/1/46, Pool #BC6148	87,163
633,685	3.50%, 7/1/46, Pool #AL9515	653,037
221,445	4.00%, 7/1/46, Pool #BC1443	236,715
89,317	4.00%, 8/1/46, Pool #BD1451	93,743
98,962	4.50%, 8/1/46, Pool #AL9111	106,219
116,798	3.50%, 8/1/46, Pool #AL8970	122,446
215,851	3.50%, 8/1/46, Pool #AL8990	226,322
40,790	3.50%, 8/1/46, Pool #BD5247	42,776
111,838	4.00%, 9/1/46, Pool #BD1489	117,420
23,267	3.50%, 9/1/46, Pool #BD0711	24,402
60,404	3.50%, 9/1/46, Pool #BD7792	63,317
237,483	4.00%, 9/1/46, Pool #BC2843	253,861
355,070	3.50%, 10/1/46, Pool #BC4760	371,393
271,607	3.50%, 10/1/46, Pool #AL9285	278,529
43,682	4.00%, 10/1/46, Pool #BD7599	45,706
205,252	4.00%, 10/1/46, Pool #BC4754	218,671
148,507	3.50%, 11/1/46, Pool #BC9014	155,338
1,559,460	3.50%, 12/1/46, Pool #BD8504	1,630,940
58,153	3.50%, 12/1/46, Pool #BE5877	60,842
739,042	3.50%, 12/1/46, Pool #BC9077	765,948
39,200	3.50%, 1/1/47, Pool #BE7834	41,016
630,229	3.50%, 1/1/47, Pool #AL9776	649,520
2,479,224	4.00%, 2/1/47, Pool #AL9779	2,617,777
1,294,049	4.50%, 2/1/47, Pool #AL9846	1,395,296
146,334	3.50%, 2/1/47, Pool #BE5696	152,144
192,023	4.00%, 5/1/47, Pool #BM1277	202,541
17,190	4.00%, 6/1/47, Pool #BH4269	18,130
119,117	4.00%, 7/1/47, Pool #BE3774	124,913
134,910	4.00%, 7/1/47, Pool #AS9968	141,929
38,370	4.00%, 12/1/47, Pool #BJ2132	40,477
22,310	4.00%, 12/1/47, Pool #BJ4279	23,539
900,431	3.50%, 2/1/48, Pool #BJ3436	923,562
21,402	4.00%, 2/1/48, Pool #CA1199	22,517
20,058	4.00%, 3/1/48, Pool #BK1867	21,090
Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$24,383	4.00%, 3/1/48, Pool #BK3214	$25,745
97,161	4.00%, 4/1/48, Pool #CA1545	102,222
19,323	4.00%, 4/1/48, Pool #BJ8805	20,387
196,733	4.00%, 4/1/48, Pool #BM3700	207,738
22,080	4.00%, 4/1/48, Pool #BK2485	23,316
20,750	4.00%, 4/1/48, Pool #BK4838	21,908
53,618	4.00%, 4/1/48, Pool #BK3836	56,601
24,361	4.00%, 5/1/48, Pool #BK2527	25,721
830,549	4.00%, 5/1/48, Pool #BJ2731	876,650
126,025	4.00%, 5/1/48, Pool #BM3877	132,991
240,325	3.00%, 9/1/49, Pool #BN7756	245,515
1,018,469	3.00%, 9/1/49, Pool #FM1459	1,034,300
1,590,000	3.00%, 10/20/49, TBA	1,630,992
6,450,000	3.00%, 10/25/49, TBA	6,545,743

		52,391,276

Government National Mortgage Association (7.5%)
13,533	5.00%, 6/15/34, Pool #629493	14,570
7,802	5.00%, 3/15/38, Pool #676766	8,719
3,250	5.00%, 4/15/38, Pool #672672	3,634
13,354	5.00%, 8/15/38, Pool #687818	14,926
99,788	5.00%, 1/15/39, Pool #705997	111,244

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

213,224	5.00%, 3/15/39, Pool #646746	237,707
1,429	5.00%, 3/15/39, Pool #697946	1,594
234,981	4.00%, 10/15/40, Pool #783143	247,659
70,486	4.00%, 10/20/40, Pool #G24833	75,499
205,210	4.00%, 1/20/41, Pool #4922	219,799
550,051	4.50%, 3/20/41, Pool #4978	587,534
194,909	4.50%, 5/20/41, Pool #005055	208,192
400,153	4.00%, 5/20/41, Pool #5054	428,871
171,463	4.50%, 6/15/41, Pool #366975	187,834
125,899	4.50%, 6/20/41, Pool #005082	134,475
453,039	4.00%, 10/20/41, Pool #5203	485,548
498,654	3.50%, 12/20/41, Pool #5258	525,741
871,941	4.00%, 1/20/42, Pool #5280	934,517
597,021	3.50%, 10/20/42, Pool #MA0462	632,142
54,563	4.00%, 11/20/42, Pool #AB9233	58,801
359,389	3.00%, 12/20/42, Pool #AA5872	370,521
298,940	3.00%, 12/20/42, Pool # MA0624	307,986
2,878,560	3.50%, 1/20/43, Pool #MA0699	3,047,806
53,280	3.00%, 1/20/43, Pool #MA0698	55,183
644,549	3.50%, 2/20/43, Pool #MA0783	681,642
82,143	3.50%, 3/20/43, Pool #AD8884	85,877
97,376	3.00%, 3/20/43, Pool #AD8812	99,905
235,316	3.00%, 3/20/43, Pool #AA6146	243,619
539,729	3.50%, 4/20/43, Pool #783976	567,834
86,811	3.50%, 4/20/43, Pool #AD9075	90,186
31,296	3.50%, 4/20/43, Pool #AB9891	32,714
636,607	4.00%, 10/20/43, Pool# MA1376	674,867
8,843	4.00%, 7/20/44, Pool #MA2074	9,375
130,620	4.00%, 5/20/45, Pool #MA2893	136,735
221,688	4.00%, 8/20/45, Pool #MA3035	231,783
8,580	4.00%, 9/20/45, Pool #MA3106	9,092
8,835	4.00%, 10/20/45, Pool #MA3174	9,362
9,717	4.00%, 12/20/45, Pool #MA3311	10,175
9,737	4.00%, 1/20/46, Pool # MA3377	10,317
355,726	4.00%, 4/15/46, Pool #784232	380,369
293,130	3.00%, 4/20/46, Pool #MA3596	302,008
25,480	3.50%, 5/20/46, Pool #AR9166	26,967
86,618	3.00%, 5/20/46, Pool #MA3662	89,269
33,003	3.50%, 5/20/46, Pool #AS4272	34,927
606,733	4.00%, 5/20/46, Pool #MA3664	634,324
32,954	3.50%, 5/20/46, Pool #AR9028	34,876
445,645	3.50%, 5/20/46, Pool #MA3663	462,440
39,246	3.50%, 6/20/46, Pool #AS4285	41,531
128,502	3.50%, 6/20/46, Pool #AT4139	136,001

Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Government National Mortgage Association, continued
$418,372	3.50%, 6/20/46, Pool #MA3736	$434,139
398,682	3.00%, 6/20/46, Pool #MA3735	410,883
30,625	3.50%, 6/20/46, Pool #AT4134	32,420
231,836	3.50%, 7/20/46, Pool #MA3803	240,331
326,968	3.00%, 7/20/46, Pool #MA3802	336,975
44,731	3.50%, 7/20/46, Pool #784391	47,144
278,218	3.00%, 8/20/46, Pool #MA3873	286,730
969,469	3.00%, 9/20/46, Pool #MA3936	997,987
48,667	3.50%, 9/20/46, Pool #MA3937	50,711
41,698	3.00%, 10/20/46, Pool #MA4003	42,924
253,950	3.00%, 11/20/46, Pool #MA4068	261,422
2,708,326	3.00%, 12/20/46, Pool #MA4126	2,788,037
367,006	4.00%, 1/15/47, Pool #AX5831	384,463
372,586	4.00%, 1/15/47, Pool #AX5857	390,366
664,550	3.00%, 1/20/47, Pool #MA4195	683,417
370,471	3.00%, 2/20/47, Pool #MA4261	380,992
99,448	4.00%, 3/20/47, Pool #MA4322	104,369
1,443,709	4.50%, 4/20/47, Pool #MA4384	1,522,503
101,868	4.00%, 4/20/47, Pool# MA4383	106,909
387,375	4.00%, 4/20/47, Pool #784303	403,949
429,868	4.00%, 4/20/47, Pool #784304	448,225
66,283	4.00%, 5/20/47, Pool #MA4452	69,563
909,242	4.50%, 6/20/47, Pool #MA4512	958,776
277,506	4.00%, 6/20/47, Pool #MA4511	291,238
4,251,396	3.50%, 9/20/47, Pool #MA4719	4,427,173
1,391,413	3.00%, 10/20/47, Pool #MA4777	1,430,940
170,007	3.00%, 11/20/47, Pool #MA4836	174,410
1,679,872	3.50%, 1/20/48, Pool #MA4962	1,749,081
298,605	3.00%, 1/20/48, Pool #MA4961	307,092
348,314	4.00%, 4/20/48, Pool #BG3507	366,296
243,576	4.00%, 4/20/48, Pool #BG7744	256,175
1,500,000	3.00%, 11/20/49, TBA	1,537,500
127,596	Class JA, Series 2015-H21, 2.50%, 6/20/65, Callable 5/20/21 @ 100	127,428

		35,987,265

Total U.S. Government Agency Mortgages (Cost $114,940,134)		116,616,992

U.S. Treasury Obligations (22.4%):
U.S. Treasury Bonds (4.3%)
2,785,000	2.50%, 2/15/46	2,998,662

See accompanying notes to the schedules of portfolio investments.

AZL Fidelity Institutional Asset Management Total Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

15,337,000	3.00%, 2/15/49	18,284,579

		21,283,241

U.S. Treasury Inflation Index Bonds (0.9%)
3,412,314	0.75%, 2/15/45	3,566,598
85,864	1.00%, 2/15/46	95,072
734,083	1.00%, 2/15/49	824,278

		4,485,948

U.S. Treasury Inflation Index Notes (3.2%)
2,036,378	0.25%, 1/15/25	2,041,283
7,988,922	0.63%, 1/15/26	8,187,852
4,251,311	0.13%, 7/15/26	4,238,928
2,052,441	0.88%, 1/15/29	2,177,298

		16,645,361

U.S. Treasury Notes (14.0%)
9,128,000	1.88%, 7/31/22	9,196,460
6,348,000	2.13%, 3/31/24	6,500,749
5,400,000	1.75%, 6/30/24	5,445,563
8,034,000	2.13%, 7/31/24	8,239,871
6,658,000	2.25%, 12/31/24	6,881,667
7,087,000	2.50%, 2/28/26	7,467,926
7,631,000	1.63%, 9/30/26	7,633,385
9,035,000	3.13%, 11/15/28	10,144,611
Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes (continued)
$8,097,000	2.38%, 5/15/29	$8,600,532

		70,110,764

Total U.S. Treasury Obligations (Cost $106,646,788)		112,525,314

Securities Held as Collateral for Securities on Loan (1.1%):
5,416,090	BlackRock Liquidity FedFund, Institutional Class (d)	5,416,090

Total Securities Held as Collateral for Securities on Loan (Cost $5,416,090)		5,416,090

Unaffiliated Investment Companies (1.2%):
Money Markets (1.2%):
6,238,180	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 1.83%(e)	6,238,180

Total Unaffiliated Investment Companies (Cost $6,238,180)		6,238,180

Total Investment Securities (Cost $491,876,725) - 101.4%		509,824,599
Net other assets (liabilities) - (1.4)%		(7,206,224)

Net Assets - 100.0%		$502,618,375

Percentages indicated are based on net assets as of September 30, 2019.

GO	-	General Obligation
H15T5Y	-	5 Year Treasury Constant Maturity Rate
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SOFR	-	Secured Overnight Financing Rate
TBA	-	To Be Announced Security
US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR
USSW5	-	USD 5 Year Swap Rate

^	This security or a partial position of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019 was $5,120,948.
†	Represents less than 0.05%.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at September 30, 2019.

(c)	Defaulted bond.
(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2019.
(e)	The rate represents the effective yield at September 30, 2019.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2019:

Country	Percentage
Argentina	0.1%
Australia	0.4%
Bermuda	0.2%
Brazil	—%†
Canada	1.0%
Cayman Islands	0.8%
Chile	0.2%
Dominican Republic	0.3%
France	0.2%
Germany	0.7%
Guernsey	0.7%
Ireland	0.7%
Italy	0.5%
Jersey	0.2%
Luxembourg	1.1%
Mexico	1.9%
Netherlands	1.6%
Switzerland	0.1%
United Arab Emirates	—%†
United Kingdom	1.9%
United States	87.4%

100.0%

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks+ (100.0%):
Aerospace & Defense (2.4%):
3,595	Boeing Co. (The)	$1,367,790
1,018	HEICO Corp.	127,128
916	Huntington Ingalls Industries, Inc.	194,000
3,185	Raytheon Co.	624,865
694	TransDigm Group, Inc.	361,345
7,391	United Technologies Corp.	1,009,019

		3,684,147

Air Freight & Logistics (0.5%):
6,082	United Parcel Service, Inc., Class B	728,746
855	XPO Logistics, Inc.*	61,192

		789,938

Airlines (0.3%):
1,963	Alaska Air Group, Inc.	127,418
4,808	JetBlue Airways Corp.*	80,534
3,275	United Continental Holdings, Inc.*	289,543

		497,495

Auto Components (0.2%):
2,002	Autoliv, Inc.	157,918
2,603	Cooper Tire & Rubber Co.	67,990
1,557	Garrett Motion, Inc.*	15,508
2,253	Veoneer, Inc.*	33,772

		275,188

Automobiles (0.0%†):
300	Tesla, Inc.*	72,261

Banks (6.0%):
2,494	Associated Banc-Corp.	50,504
65,912	Bank of America Corp.	1,922,654
18,071	Citigroup, Inc.	1,248,345
2,412	First Republic Bank	233,240
21,208	Huntington Bancshares, Inc.	302,638
23,896	JPMorgan Chase & Co.	2,812,321
1,566	Old National Bancorp	26,943
615	Signature Bank	73,320
601	SVB Financial Group*	125,579
13,429	U.S. Bancorp	743,161
27,892	Wells Fargo & Co.	1,406,872

		8,945,577

Beverages (2.1%):
27,342	Coca-Cola Co. (The)	1,488,498
3,544	Monster Beverage Corp.*	205,765
10,852	PepsiCo, Inc.	1,487,809

		3,182,072

Biotechnology (2.7%):
9,660	AbbVie, Inc.	731,455
5,173	Amgen, Inc.	1,001,026
1,849	Biogen, Inc.*	430,484
5,719	Celgene Corp.*	567,897
492	Exact Sciences Corp.*	44,462
10,641	Gilead Sciences, Inc.	674,427
803	Ionis Pharmaceuticals, Inc.*	48,108
997	Seattle Genetics, Inc.*	85,144
2,566	Vertex Pharmaceuticals, Inc.*	434,732

		4,017,735

Building Products (0.3%):
7,559	Johnson Controls International plc	331,765
423	Lennox International, Inc.	102,776
557	Resideo Technologies, Inc.*	7,993

		442,534

Capital Markets (2.6%):
10,237	Bank of New York Mellon Corp. (The)	462,815
10,826	Charles Schwab Corp. (The)	452,852
2,951	Eaton Vance Corp.	132,588
724	FactSet Research Systems, Inc.	175,910

Shares		Fair Value
Common Stocks+, continued
Capital Markets, continued
3,272	The Goldman Sachs Group, Inc.	$678,056
6,340	Intercontinental Exchange, Inc.	584,992
2,700	Legg Mason, Inc.	103,113
500	MarketAxess Holdings, Inc.	163,750
15,564	Morgan Stanley	664,115
1,458	MSCI, Inc.	317,480
2,217	TD Ameritrade Holding Corp.	103,534
2,393	Waddell & Reed Financial, Inc., Class A	41,112

		3,880,317

Chemicals (1.9%):
835	AdvanSix, Inc.*	21,476
2,113	Ashland Global Holdings, Inc.	162,807
1,895	Celanese Corp., Series A	231,740
10,442	Corteva, Inc.	292,376
7,896	Dow, Inc.	376,244
7,200	DuPont de Nemours, Inc.	513,431
3,995	Eastman Chemical Co.	294,951
456	Ingevity Corp.*	38,687
5,581	LyondellBasell Industries NV, Class A	499,332
4,679	Olin Corp.	87,591
3,054	RPM International, Inc.	210,146
7,763	Valvoline, Inc.	171,019

		2,899,800

Commercial Services & Supplies (0.5%):
2,027	Copart, Inc.*	162,829
981	Waste Connections, Inc.	90,252
4,629	Waste Management, Inc.	532,335

		785,416

Communications Equipment (1.2%):
492	Arista Networks, Inc.*	117,549
29,628	Cisco Systems, Inc.	1,463,919
1,769	Motorola Solutions, Inc.	301,455

		1,882,923

Consumer Finance (0.3%):
2,419	Ally Financial, Inc.	80,214
4,989	Discover Financial Services	404,558

		484,772

Containers & Packaging (0.5%):
1,644	Avery Dennison Corp.	186,709
4,089	Ball Corp.	297,720
1,386	Crown Holdings, Inc.*	91,559
2,010	Sonoco Products Co.	117,002
3,411	WestRock Co.	124,331

		817,321

Distributors (0.2%):
2,870	Genuine Parts Co.	285,823

Diversified Consumer Services (0.0%†):
1,404	Service Corp. International	67,125

Diversified Financial Services (1.9%):
13,543	Berkshire Hathaway, Inc., Class B*	2,817,215
1,342	Voya Financial, Inc.	73,058

		2,890,273

Diversified Telecommunication Services (2.2%):
46,646	AT&T, Inc.	1,765,084
25,596	Verizon Communications, Inc.	1,544,975

		3,310,059

Electric Utilities (1.6%):
8,675	Alliant Energy Corp.	467,843
8,209	American Electric Power Co., Inc.	769,101
7,906	Duke Energy Corp.	757,869
1,970	Edison International	148,577

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Electric Utilities, continued
2,685	Evergy, Inc.	$178,714
405	Hawaiian Electric Industries, Inc.	18,472
2,999	OGE Energy Corp.	136,095

		2,476,671

Electrical Equipment (0.6%):
4,312	Eaton Corp. plc	358,543
6,512	Emerson Electric Co.	435,392
720	Hubbell, Inc.	94,608
207	nVent Electric plc	4,562

		893,105

Electronic Equipment, Instruments & Components (0.5%):
1,800	CDW Corp.	221,832
9,648	Corning, Inc.	275,161
4,924	Trimble Inc.*	191,100
538	Zebra Technologies Corp., Class A*	111,027

		799,120

Entertainment (2.0%):
5,558	Activision Blizzard, Inc.	294,129
1,680	Electronic Arts, Inc.*	164,338
1,116	Live Nation Entertainment, Inc.*	74,035
2,866	Netflix, Inc.*	766,999
948	Take-Two Interactive Software, Inc.*	118,822
12,617	Walt Disney Co. (The)	1,644,248

		3,062,571

Equity Real Estate Investment Trusts (3.3%):
5,356	American Homes 4 Rent, Class A	138,667
3,609	Camden Property Trust	400,635
2,182	CubeSmart	76,152
2,439	Digital Realty Trust, Inc.	316,607
12,506	Duke Realty Corp.	424,829
2,890	Extra Space Storage, Inc.	337,610
4,885	Healthcare Realty Trust, Inc.	163,648
4,531	Invitation Homes, Inc.	134,163
3,916	Kilroy Realty Corp.	305,017
5,097	Liberty Property Trust	261,629
2,226	Mack-Cali Realty Corp.	48,215
7,721	Medical Properties Trust, Inc.	151,023
5,350	National Retail Properties, Inc.	301,740
1,701	Parks Hotels & Resorts, Inc.	42,474
6,661	Regency Centers Corp.	462,873
4,632	Sabra Health Care REIT, Inc.	106,351
1,442	Sun Communities, Inc.	214,065
11,592	UDR, Inc.	561,979
4,814	Ventas, Inc.	351,566
1,376	W.P. Carey, Inc.	123,152

		4,922,395

Food & Staples Retailing (1.4%):
492	Casey’s General Stores, Inc.	79,291
2,731	US Foods Holding Corp.*	112,244
7,224	Walgreens Boots Alliance, Inc.	399,559
12,412	Walmart Inc.	1,473,056

		2,064,150

Food Products (1.1%):
1,693	Bunge, Ltd.	95,858
1,086	Ingredion, Inc.	88,770
2,252	Lamb Weston Holdings, Inc.	163,765
17,084	Mondelez International, Inc., Class A	945,087
773	Post Holdings, Inc.*	81,814
2,671	Tyson Foods, Inc., Class A	230,080

		1,605,374

Gas Utilities (0.1%):
232	Atmos Energy Corp.	26,422
1,778	National Fuel Gas Co.	83,424

Shares		Fair Value
Common Stocks+, continued
Gas Utilities, continued
15	UGI Corp.	$754

		110,600

Health Care Equipment & Supplies (3.5%):
14,325	Abbott Laboratories	1,198,572
627	Align Technology, Inc.*	113,437
4,791	Baxter International, Inc.	419,069
12,725	Boston Scientific Corp.*	517,780
463	DexCom, Inc.*	69,098
1,797	Edwards Lifesciences Corp.*	395,178
4,843	Hologic, Inc.*	244,523
1,005	Intuitive Surgical, Inc.*	542,630
11,016	Medtronic plc	1,196,558
2,033	ResMed, Inc.	274,679
599	Steris plc	86,550
462	Teleflex, Inc.	156,965

		5,215,039

Health Care Providers & Services (2.5%):
2,208	Anthem, Inc.	530,141
2,807	Cigna Corp.	426,075
9,259	CVS Health Corp.	583,965
2,317	HCA Healthcare, Inc.	279,013
285	Molina Healthcare, Inc.*	31,270
1,692	Quest Diagnostics, Inc.	181,095
6,960	UnitedHealth Group, Inc.	1,512,546
1,342	Universal Health Services, Inc., Class B	199,623

		3,743,728

Health Care Technology (0.1%):
706	Veeva Systems, Inc., Class A*	107,799

Hotels, Restaurants & Leisure (1.9%):
2,107	Aramark	91,823
406	Domino’s Pizza, Inc.	99,304
1,138	Dunkin’ Brands Group, Inc.	90,312
1,691	Hilton Grand Vacations, Inc.*	54,112
4,064	Hilton Worldwide Holdings, Inc.	378,399
1,430	Las Vegas Sands Corp.	82,597
6,766	McDonald’s Corp.	1,452,727
1,930	Melco Resorts & Entertainment, Ltd., ADR	37,461
7,671	MGM Resorts International	212,640
1,742	Restaurant Brands International, Inc.	123,874
197	Vail Resorts, Inc.	44,829
7,419	Wendy’s Co. (The)	148,232

		2,816,310

Household Durables (0.2%):
39	NVR, Inc.*	144,977
264	Roku, Inc.*	26,865
4,520	Toll Brothers, Inc.	185,545
524	Tupperware Brands Corp.	8,316

		365,703

Household Products (1.9%):
8,313	Colgate-Palmolive Co.	611,089
17,848	Procter & Gamble Co. (The)	2,219,934

		2,831,023

Industrial Conglomerates (1.5%):
3,930	3M Co.	646,092
62,048	General Electric Co.	554,709
6,304	Honeywell International, Inc.	1,066,637

		2,267,438

Insurance (2.3%):
9,761	Aflac, Inc.	510,696
156	Alleghany Corp.*	124,451
4,659	Allstate Corp. (The)	506,340
449	American Financial Group, Inc.	48,425

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Insurance, continued
8,819	American International Group, Inc.	$491,218
3,117	Aon plc	603,357
5,684	Arch Capital Group, Ltd.*	238,613
5,003	Arthur J. Gallagher & Co.	448,119
1,014	FNF Group	45,032
5,398	Lincoln National Corp.	325,607
422	RenaissanceRe Holdings, Ltd.	81,636

		3,423,494

Interactive Media & Services (5.0%):
1,349	Alphabet, Inc., Class A*	1,647,318
2,522	Alphabet, Inc., Class C*	3,074,318
254	Baidu, Inc., ADR*	26,101
15,324	Facebook, Inc., Class A*	2,728,898
441	Zillow Group, Inc., Class C*	13,151

		7,489,786

Internet & Direct Marketing Retail (3.6%):
2,597	Amazon.com, Inc.*	4,508,157
319	Booking Holdings, Inc.*	626,073
6,924	eBay, Inc.	269,898
94	MercadoLibre, Inc.*	51,816

		5,455,944

IT Services (4.9%):
3,522	Automatic Data Processing, Inc.	568,521
83	Black Knight, Inc.*	5,068
1,588	Broadridge Financial Solutions, Inc.	197,595
4,817	Cognizant Technology Solutions Corp., Class A	290,297
5,346	Fidelity National Information Services, Inc.	709,735
878	FleetCor Technologies, Inc.*	251,793
6,449	International Business Machines Corp.	937,814
1,165	Jack Henry & Associates, Inc.	170,055
1,331	Leidos Holdings, Inc.	114,306
3,734	Paychex, Inc.	309,063
8,916	PayPal Holdings, Inc.*	923,608
539	Twilio, Inc., Class A*	59,268
1,941	VeriSign, Inc.*	366,131
13,846	Visa, Inc., Class A	2,381,651
7,050	Western Union Co.	163,349

		7,448,254

Leisure Products (0.0%†):
707	Polaris Industries, Inc.	62,223

Life Sciences Tools & Services (0.3%):
1,359	Illumina, Inc.*	413,435
740	PRA Health Sciences, Inc.*	73,430

		486,865

Machinery (1.7%):
4,705	Caterpillar, Inc.	594,290
2,217	Cummins, Inc.	360,639
2,850	Deere & Co.	480,738
1,547	IDEX Corp.	253,522
2,098	Parker Hannifin Corp.	378,920
5,878	Pentair plc	222,188
1,148	Snap-On, Inc.	179,708
1,587	Timken Co.	69,050
675	Woodward, Inc.	72,785

		2,611,840

Media (1.3%):
32,256	Comcast Corp., Class A	1,454,099
757	Liberty Broadband Corp., Class C*	79,235
3,626	Liberty Global plc, Series C*	86,263
1,725	Liberty Latin America, Ltd., Class C*	29,489
2,046	News Corp., Class B	29,248

Shares		Fair Value
Common Stocks+, continued
Media, continued
2,366	Omnicom Group, Inc.	$185,258
10,940	Sirius XM Holdings, Inc.	68,430

		1,932,022

Metals & Mining (0.2%):
3,808	Southern Copper Corp.	129,967
5,401	Steel Dynamics, Inc.	160,950
1,116	Worthington Industries, Inc.	40,232

		331,149

Mortgage Real Estate Investment Trusts (0.1%):
2,380	AGNC Investment Corp.	38,294
6,421	Annaly Capital Management, Inc.	56,505

		94,799

Multiline Retail (0.4%):
2,357	Nordstrom, Inc.	79,360
4,964	Target Corp.	530,701

		610,061

Multi-Utilities (1.8%):
5,687	Ameren Corp.	455,244
6,485	CenterPoint Energy, Inc.	195,717
5,234	Consolidated Edison, Inc.	494,456
6,325	Public Service Enterprise Group, Inc.	392,656
2,696	Sempra Energy	397,957
8,622	WEC Energy Group, Inc.	819,952

		2,755,982

Oil, Gas & Consumable Fuels (4.6%):
2,177	Cheniere Energy, Inc.*	137,282
14,894	Chevron Corp.	1,766,428
15,387	ConocoPhillips	876,751
6,087	Continental Resources, Inc.*	187,419
31,696	Exxon Mobil Corp.	2,238,055
1,838	HollyFrontier Corp.	98,590
9,433	Occidental Petroleum Corp.	419,486
3,917	ONEOK, Inc.	288,644
4,912	Phillips 66	502,989
1,794	Targa Resources Corp.	72,065
3,477	Valero Energy Corp.	296,379

		6,884,088

Personal Products (0.3%):
1,972	Estee Lauder Co., Inc. (The), Class A	392,329
862	Herbalife Nutrition, Ltd.*	32,635

		424,964

Pharmaceuticals (4.4%):
11,077	Bristol-Myers Squibb Co.	561,715
6,751	Eli Lilly & Co.	754,964
533	Jazz Pharmaceuticals plc*	68,299
18,029	Johnson & Johnson Co.	2,332,593
18,659	Merck & Co., Inc.	1,570,715
39,309	Pfizer, Inc.	1,412,372

		6,700,658

Professional Services (0.6%):
342	CoStar Group, Inc.*	202,874
934	ManpowerGroup, Inc.	78,680
993	TransUnion	80,542
3,295	Verisk Analytics, Inc.	521,072

		883,168

Road & Rail (1.0%):
430	Canadian Pacific Railway, Ltd.	95,658
5,914	CSX Corp.	409,663
1,254	Lyft, Inc., Class A*	51,213
558	Old Dominion Freight Line, Inc.	94,843
2,084	Uber Technologies, Inc.*	63,499
5,253	Union Pacific Corp.	850,882

		1,565,758

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks+, continued
Semiconductors & Semiconductor Equipment (4.0%):
7,045	Advanced Micro Devices, Inc.*	$204,235
4,157	Analog Devices, Inc.	464,462
2,705	Broadcom, Inc.	746,769
28,913	Intel Corp.	1,489,886
3,115	Marvell Technology Group, Ltd.	77,782
2,523	Microchip Technology, Inc.	234,412
4,153	NVIDIA Corp.	722,913
8,464	QUALCOMM, Inc.	645,634
1,729	Skyworks Solutions, Inc.	137,023
5,290	Teradyne, Inc.	306,344
7,657	Texas Instruments, Inc.	989,591

		6,019,051

Software (7.0%):
3,813	Adobe Systems, Inc.*	1,053,341
1,121	ANSYS, Inc.*	248,145
3,653	Cadence Design Systems, Inc.*	241,390
804	Check Point Software Technologies, Ltd.*	88,038
1,693	Fortinet, Inc.*	129,955
48,406	Microsoft Corp.	6,729,885
4,550	Nuance Communications, Inc.*	74,211
18,164	Oracle Corp.	999,565
292	Palo Alto Networks, Inc.*	59,518
169	Paycom Software, Inc.*	35,404
895	PTC, Inc.*	61,021
588	ServiceNow, Inc.*	149,264
1,331	SS&C Technologies Holdings, Inc.	68,640
5,164	Symantec Corp.	122,025
597	VMware, Inc., Class A	89,586
783	Workday, Inc., Class A*	133,079
843	Zoom Video Communications, Inc., Class A*	64,237

		10,347,304

Specialty Retail (2.5%):
1,764	American Eagle Outfitters, Inc.	28,612
198	AutoZone, Inc.*	214,755
324	Burlington Stores, Inc.*	64,742
488	Five Below, Inc.*	61,537
707	Foot Locker, Inc.	30,514
8,682	Home Depot, Inc. (The)	2,014,397
5,876	Lowe’s Cos., Inc.	646,125
1,713	Tiffany & Co.	158,675
11,257	TJX Cos., Inc. (The)	627,465

		3,846,822

Technology Hardware, Storage & Peripherals (4.2%):
27,761	Apple, Inc.	6,217,632
1,165	Dell Technologies, Inc., Class C*	60,417

		6,278,049

Textiles, Apparel & Luxury Goods (0.8%):
709	Lululemon Athletica, Inc.*	136,504
9,997	Nike, Inc., Class B	938,918
1,251	PVH Corp.	110,376

		1,185,798

Tobacco (0.8%):
11,644	Altria Group, Inc.	476,240
9,907	Philip Morris International, Inc.	752,238

		1,228,478

Trading Companies & Distributors (0.1%):
564	GATX Corp.	43,727
1,880	HD Supply Holdings, Inc.*	73,649

		117,376

Wireless Telecommunication Services (0.1%):
9,558	Sprint Corp.*	58,973

Shares		Fair Value
Common Stocks+, continued
Wireless Telecommunication Services, continued
1,402	T-Mobile US, Inc.*	$110,435

		169,408

Total Common Stocks (Cost $87,261,947)		150,845,143

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Purchased Options (0.5%):
Total Purchased Options (Cost $1,123,091)		804,715

Unaffiliated Investment Companies (1.3%):
Money Markets (1.3%):
2,030,582	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 1.83%(a)	2,030,582

Total Unaffiliated Investment Companies (Cost $2,030,582)		2,030,582

Total Investment Securities (Cost $90,415,620) - 101.8%		153,680,440
Net other assets (liabilities) - (1.8)%		(2,656,926)

Net Assets - 100.0%		$151,023,514

Percentages indicated are based on net assets as of September 30, 2019.

ADR     -   American Depositary Receipt

*	Non-income producing security.
+	All or a portion of each common stock has been pledged as collateral for outstanding call options written.
(a)	The rate represents the effective yield at September 30, 2019.
†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL Gateway Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

At September 30, 2019, the Fund’s exchange traded options purchased were as follows:

Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value

S&P 500 Index	Put	2725.00 USD	10/18/19	62	$168,950	$17,670
S&P 500 Index	Put	2625.00 USD	11/15/19	63	165,375	46,305
S&P 500 Index	Put	2675.00 USD	11/15/19	63	168,525	63,315
S&P 500 Index	Put	2700.00 USD	11/15/19	64	172,800	75,840
S&P 500 Index	Put	2725.00 USD	11/15/19	61	166,225	84,485
S&P 500 Index	Put	2700.00 USD	12/20/19	126	340,200	333,270
S&P 500 Index	Put	2725.00 USD	12/20/19	62	168,950	183,830

Total (Cost $1,123,091)						$804,715

At September 30, 2019, the Fund’s exchange traded options written were as follows:
Description	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value

S&P 500 Index	Call	2925.00 USD	10/18/19	56	$163,800	$(422,520)
S&P 500 Index	Call	2975.00 USD	10/18/19	56	166,600	(217,000)
S&P 500 Index	Call	3000.00 USD	10/18/19	55	165,000	(130,625)
S&P 500 Index	Call	3025.00 USD	10/18/19	56	169,400	(68,040)
S&P 500 Index	Call	3025.00 USD	10/31/19	55	166,375	(131,725)
S&P 500 Index	Call	2900.00 USD	11/15/19	56	162,400	(656,600)
S&P 500 Index	Call	2975.00 USD	11/15/19	55	163,625	(347,875)
S&P 500 Index	Call	3000.00 USD	11/15/19	56	168,000	(266,840)
S&P 500 Index	Call	3025.00 USD	11/15/19	56	169,400	(190,120)

Total (Premiums $3,169,044)						$(2,431,345)

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (98.3%):
Aerospace & Defense (1.5%):
379,843	BAE Systems plc	$2,661,056
318	Dassault Aviation SA	449,679
2,648	Elbit Systems, Ltd.	439,041
68,544	European Aeronautic Defence & Space Co. NV	8,911,902
46,044	Finmeccanica SpA	542,034
93,381	Meggitt plc	729,529
5,978	MTU Aero Engines AG	1,588,177
201,912	Rolls-Royce Holdings plc	1,966,008
38,449	Safran SA	6,060,315
180,000	Singapore Technologies Engineering, Ltd.	500,358
12,426	Thales SA	1,429,934

		25,278,033

Air Freight & Logistics (0.3%):
102,392	Bollore, Inc.	424,550
115,661	Deutsche Post AG	3,862,804
17,200	SG Holdings Co., Ltd.	421,161
37,800	Yamato Holdings Co., Ltd.	571,680

		5,280,195

Airlines (0.1%):
13,800	All Nippon Airways Co., Ltd.^	464,151
29,257	Deutsche Lufthansa AG, Registered Shares	464,883
19,944	easyJet plc	281,899
14,470	Japan Airlines Co., Ltd.	430,141
62,300	Singapore Airlines, Ltd.	412,541

		2,053,615

Auto Components (0.9%):
19,900	Aisin Sieki Co., Ltd.	629,483
67,000	Bridgestone Corp.	2,605,727
20,050	Compagnie Generale des Establissements Michelin SCA, Class B	2,240,277
12,923	Continental AG	1,658,749
50,800	Denso Corp.	2,244,597
8,952	Faurecia SA	425,542
12,000	Koito Manufacturing Co., Ltd.	591,717
19,700	NGK Spark Plug Co., Ltd.	378,127
14,129	Nokian Renkaat OYJ	398,853
49,051	Pirelli & C SpA	290,646
15,200	Stanley Electric Co., Ltd.	405,158
87,700	Sumitomo Electric Industries, Ltd.	1,120,230
19,400	Sumitomo Rubber Industries, Ltd.	231,425
7,200	Toyoda Gosei Co., Ltd.	145,128
17,600	Toyota Industries Corp.	1,015,993
27,737	Valeo SA	900,837
14,700	Yokohama Rubber Co., Ltd. (The)	296,062

		15,578,551

Automobiles (2.8%):
39,362	Bayerische Motoren Werke AG (BMW)	2,768,314
105,958	Daimler AG, Registered Shares	5,262,299
14,292	Ferrari NV	2,206,968
127,464	Fiat Chrysler Automobiles NV	1,651,324
72,400	Fuji Heavy Industries, Ltd.	2,046,856
191,500	Honda Motor Co., Ltd.	4,986,229
58,400	Isuzu Motors, Ltd.	648,210
65,600	Mazda Motor Corp.	586,855
79,200	Mitsubishi Motors Corp.	345,688
269,800	Nissan Motor Co., Ltd.	1,689,672
70,270	PSA Peugeot Citroen SA	1,754,815
22,400	Renault SA	1,286,947
44,100	Suzuki Motor Corp.	1,873,518
268,366	Toyota Motor Corp.^	18,002,930

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
3,950	Volkswagen AG	$678,826
33,300	Yamaha Motor Co., Ltd.	607,382

		46,396,833

Banks (9.6%):
50,044	ABN AMRO Group NV	882,254
97,448	AIB Group plc	289,874
13,500	Aozora Bank, Ltd.	338,842
332,825	Australia & New Zealand Banking Group, Ltd.	6,430,113
781,013	Banco Bilbao Vizcaya Argentaria SA	4,074,229
669,078	Banco de Sabadell SA	649,939
1,974,425	Banco Santander SA	8,049,777
131,342	Bank Hapoalim BM*	1,035,764
174,100	Bank Leumi Le-Israel Corp.	1,239,640
153,800	Bank of East Asia, Ltd. (The)	379,381
118,291	Bank of Ireland Group plc	470,078
6,800	Bank of Kyoto, Ltd. (The)	267,727
51,449	Bank of Queensland, Ltd.	344,774
155,249	Bankia SA	293,532
80,402	Bankinter SA	508,254
2,036,664	Barclays plc	3,763,101
60,506	Bendigo & Adelaide Bank, Ltd.	469,387
132,137	BNP Paribas SA	6,441,683
440,000	BOC Hong Kong Holdings, Ltd.	1,501,411
62,300	Chiba Bank, Ltd. (The)	322,394
39,703	Chuo Mitsui Trust Holdings, Inc.	1,439,331
119,680	Commerzbank AG	694,451
207,958	Commonwealth Bank of Australia	11,376,957
134,200	Concordia Financial Group, Ltd.	517,727
136,385	Credit Agricole SA	1,658,176
433,061	Criteria Caixacorp SA	1,138,864
75,963	Danske Bank A/S	1,057,723
208,200	DBS Group Holdings, Ltd.	3,753,449
114,301	DnB NOR ASA	2,018,704
36,152	Erste Group Bank AG	1,196,674
70,938	Finecobank Banca Fineco SpA	751,854
20,600	Fukuoka Financial Group, Inc.	391,835
90,900	Hang Seng Bank, Ltd.	1,966,656
2,377,335	HSBC Holdings plc	18,236,885
457,725	ING Groep NV	4,797,499
1,762,304	Intesa Sanpaolo SpA	4,183,138
139,296	Isreal Discount Bank	612,958
46,700	Japan Post Bank Co., Ltd.^	453,992
28,660	KBC Group NV	1,864,737
8,333,904	Lloyds Banking Group plc	5,556,567
101,160	Mebuki Financial Group, Inc.	250,396
70,527	Mediobanca SpA	770,856
1,441,900	Mitsubishi UFJ Financial Group, Inc.	7,349,929
15,515	Mizrahi Tefahot Bank, Ltd.	385,799
2,854,539	Mizuho Financial Group, Inc.	4,389,568
329,909	National Australia Bank, Ltd.	6,635,981
361,068	Nordea Bank AB	2,564,012
375,099	Oversea-Chinese Banking Corp., Ltd.	2,956,853
17,372	Raiffeisen International Bank-Holding AG	403,741
248,687	Resona Holdings, Inc.	1,071,241
567,506	Royal Bank of Scotland Group plc	1,449,699
57,800	Seven Bank, Ltd.	158,800
20,000	Shinsei Bank, Ltd.	292,524
51,800	Shizuoka Bank, Ltd. (The)	388,121
191,839	Skandinaviska Enskilda Banken AB, Class A	1,765,116
90,117	Societe Generale	2,472,035
327,995	Standard Chartered plc	2,756,920

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
156,169	Sumitomo Mitsui Financial Group, Inc.	$5,364,832
179,759	Svenska Handelsbanken AB, Class A	1,685,918
107,682	Swedbank AB, Class A	1,551,806
236,128	Unicredit SpA	2,789,226
148,073	United Overseas Bank, Ltd.	2,743,787
405,001	Westpac Banking Corp.	8,110,235

		159,727,726

Beverages (2.5%):
89,597	Anheuser-Busch InBev NV	8,528,454
42,300	Asahi Breweries, Ltd.	2,094,523
12,141	Carlsberg A/S, Class B	1,796,681
60,261	Coca-Cola Amatil, Ltd.	433,524
14,800	Coca-Cola Bottlers Japan Holdings, Inc.	333,774
27,487	Coca-Cola European Partners plc	1,533,379
23,823	Coca-Cola HBC AG	778,102
66,376	Davide Campari - Milano SpA	600,100
279,091	Diageo plc	11,418,144
13,638	Heineken Holding NV	1,358,540
30,703	Heineken NV	3,319,600
97,400	Kirin Holdings Co., Ltd.	2,067,985
24,906	Pernod Ricard SA	4,433,154
2,726	Remy Cointreau SA	361,751
16,100	Suntory Beverage & Food, Ltd.	688,687
86,769	Treasury Wine Estates, Ltd.	1,088,855

		40,835,253

Biotechnology (0.7%):
3,935	BeiGene, Ltd., ADR*^	481,881
53,229	CSL, Ltd.	8,409,334
7,312	Genmab A/S*	1,486,518
35,621	Grifols SA^	1,049,430
11,100	Peptidream, Inc.*	529,772

		11,956,935

Building Products (0.8%):
21,000	Asahi Glass Co., Ltd.	655,358
119,082	ASSA Abloy AB, Class B	2,653,544
57,440	Compagnie de Saint-Gobain SA	2,255,990
29,200	Daikin Industries, Ltd.	3,834,776
4,404	Geberit AG, Registered Shares	2,103,208
18,471	Kingspan Group plc	905,389
28,100	Lixil Group Corp.	494,179
17,300	TOTO, Ltd.	652,168

		13,554,612

Capital Markets (2.4%):
112,932	3i Group plc	1,619,019
6,908	Amundi SA	482,155
22,992	ASX, Ltd.	1,259,766
297,624	Credit Suisse Group AG	3,655,122
178,800	Daiwa Securities Group, Inc.	800,966
232,275	Deutsche Bank AG, Registered Shares	1,739,732
22,194	Deutsche Boerse AG	3,468,906
32,983	Hargreaves Lansdown plc	842,662
140,793	Hong Kong Exchanges & Clearing, Ltd.	4,155,916
81,868	Investec plc	421,270
61,400	Japan Exchange Group, Inc.	971,689
26,155	Julius Baer Group, Ltd.	1,160,523
36,725	London Stock Exchange Group plc	3,297,466
38,176	Macquarie Group, Ltd.	3,381,935
14,655	Magellan Financial Group, Ltd.	509,339
114,848	Natixis	476,895
397,200	Nomura Holdings, Inc.	1,679,896

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
2,237	Partners Group Holding AG	$1,716,420
28,290	SBI Holdings, Inc.	609,104
14,781	Schroders plc	558,717
94,500	Singapore Exchange, Ltd.	580,094
62,953	St. James Place plc	757,743
453,333	UBS Group AG	5,154,857

		39,300,192

Chemicals (3.3%):
50,463	Air Liquide SA	7,189,126
16,500	Air Water, Inc.	296,748
27,158	Akzo Nobel NV	2,422,470
7,589	Arkema SA	708,364
148,000	Asahi Kasei Corp.	1,467,682
107,707	BASF SE	7,533,471
12,623	Christian Hansen Holding A/S	1,071,920
24,423	Clariant AG	475,781
20,804	Covestro AG	1,029,272
14,754	Croda International plc	881,923
30,000	Daicel Chemical Industries, Ltd.	255,280
1,002	EMS-Chemie Holding AG	624,623
19,549	Evonik Industries AG	482,526
8,204	Fuchs Petrolub AG	307,843
1,082	Givaudan SA, Registered Shares	3,020,645
11,300	Hitachi Chemical Co., Ltd.	369,666
203,908	Incitec Pivot, Ltd.	467,139
88,790	Israel Chemicals, Ltd.	442,627
22,625	Johnson Matthey plc	851,013
22,300	JSR Corp.	359,171
6,000	Kaneka Corp.	188,241
21,700	Kansai Paint Co., Ltd.^	507,268
21,154	Koninklijke DSM NV	2,544,282
39,200	Kuraray Co., Ltd.	484,962
10,380	Lanxess AG	633,561
150,400	Mitsubishi Chemical Holdings Corp.	1,078,061
17,500	Mitsubishi Gas Chemical Co., Inc.	235,247
22,900	Mitsui Chemicals, Inc.	516,217
17,100	Nippon Paint Holdings Co., Ltd.	892,158
15,400	Nissan Chemical Industries, Ltd.	643,902
18,700	Nitto Denko Corp.	906,468
25,938	Novozymes A/S, Class B	1,090,666
45,774	Orica, Ltd.	697,124
42,800	Shin-Etsu Chemical Co., Ltd.	4,612,207
16,500	Showa Denko K.K.	434,948
15,173	Sika AG	2,221,403
8,720	Solvay SA	904,052
171,600	Sumitomo Chemical Co., Ltd.	775,493
14,811	Symrise AG	1,439,256
12,400	Taiyo Nippon Sanso Corp.	251,799
20,600	Teijin, Ltd.	397,707
160,800	Toray Industries, Inc.	1,200,697
32,500	Tosoh Corp.	432,701
22,549	Umicore SA	851,880
21,014	Yara International ASA	906,897

		55,104,487

Commercial Services & Supplies (0.6%):
189,475	Brambles, Ltd.	1,459,415
29,800	Dai Nippon Printing Co., Ltd.	774,636
27,822	Edenred	1,335,857
189,889	G4S plc	442,093
18,886	ISS A/S	467,424
13,800	Park24 Co., Ltd.	320,327
221,306	Rentokil Initial plc	1,272,376
25,000	SECOM Co., Ltd.	2,288,862
37,221	Securitas AB, Class B	570,723
2,917	Societe BIC SA	195,895
7,800	Sohgo Security Services Co., Ltd.	410,364

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
30,500	Toppan Printing Co., Ltd.	$543,022

		10,080,994

Communications Equipment (0.4%):
666,986	Nokia OYJ	3,379,651
359,360	Telefonaktiebolaget LM Ericsson, Class B	2,873,062

		6,252,713

Construction & Engineering (1.0%):
30,329	ACS Actividades de Construccion y Servicios SA	1,213,157
26,829	Bouygues SA	1,075,530
11,842	Cimic Group, Ltd.	251,875
9,140	Eiffage SA	948,066
57,892	Ferrovial SA	1,672,491
2,965	Hochtief AG	337,659
23,600	JGC Corp.	311,232
55,100	Kajima Corp.	726,873
74,200	Obayashi Corp.	742,801
67,700	Shimizu Corp.^	615,711
40,197	Skanska AB, Class B	814,906
24,200	TAISEI Corp.	942,367
59,519	Vinci SA	6,414,556

		16,067,224

Construction Materials (0.6%):
138,414	Boral, Ltd.	454,136
94,503	CRH plc	3,243,194
96,309	Fletcher Building, Ltd.	310,125
17,913	HeidelbergCement AG	1,294,876
4,174	Imerys SA	167,936
53,069	James Hardie Industries SE	891,058
56,791	LafargeHolcim, Ltd., Registered Shares	2,799,563
14,000	Taiheiyo Cement Corp.	376,408

		9,537,296

Consumer Finance (0.0%†):
53,700	ACOM Co., Ltd.	211,588
13,000	AEON Credit Service Co., Ltd.	196,726
12,700	Credit Saison Co., Ltd.	171,325

		579,639

Containers & Packaging (0.1%):
26,095	Smurfit Kappa Group plc	776,131
18,400	Toyo Seikan Kaisha, Ltd.	287,350

		1,063,481

Distributors (0.0%†):
10,588	Jardine Cycle & Carriage, Ltd.	230,540

Diversified Consumer Services (0.0%†):
9,400	Benesse Holdings, Inc.	245,035

Diversified Financial Services (0.7%):
339,548	AMP, Ltd.	418,983
5,200	Century Tokyo Leasing Corp.	242,177
69,162	Challenger, Ltd.	345,349
4,807	Eurazeo Se	357,766
12,905	EXOR NV	865,753
9,655	Groupe Bruxelles Lambert SA	927,551
18,686	Industrivarden AB, Class C	409,507
54,160	Investor AB, Class B	2,649,775
28,149	Kinnevik AB	741,062
7,951	L E Lundbergforetagen AB	299,408
52,300	Mitsubishi UFJ Lease & Finance Co., Ltd.	303,634
157,500	ORIX Corp.	2,357,403
4,432	Pargesa Holding SA	341,037
284,882	Standard Life Aberdeen plc	1,000,863

Shares		Fair Value
Common Stocks, continued
Diversified Financial Services, continued
3,280	Wendel	$452,843

		11,713,111

Diversified Telecommunication Services (2.2%):
17,673	Belgacom SA	525,002
999,479	BT Group plc	2,195,629
23,238	Cellnex Telecom SAU	959,787
390,542	Deutsche Telekom AG, Registered Shares	6,555,324
16,628	Elisa OYJ	857,112
234,366	France Telecom SA	3,678,188
442,525	HKT Trust & HKT, Ltd.	703,606
3,341	Iliad SA	313,710
409,316	Koninklijke KPN NV	1,276,809
74,552	Nippon Telegraph & Telephone Corp.	3,566,220
471,000	PCCW, Ltd.	264,557
985,700	Singapore Telecommunications, Ltd.	2,213,994
3,090	Swisscom AG, Registered Shares^	1,524,422
218,334	Telecom Corp. of New Zealand, Ltd.	603,151
1,091,598	Telecom Italia SpA*	623,392
724,011	Telecom Italia SpA	396,091
84,244	Telefonica Deutschland Holding AG	234,832
547,335	Telefonica SA	4,178,847
87,579	Telenor ASA	1,757,881
332,088	Telia Co AB	1,487,919
489,114	Telstra Corp., Ltd.	1,160,056
45,014	TPG Telecom, Ltd.	211,145
14,595	United Internet AG, Registered Shares	520,519

		35,808,193

Electric Utilities (2.0%):
193,004	AusNet Services	236,220
74,000	Chubu Electric Power Co., Inc.	1,071,958
32,100	Chugoku Electric Power Co., Inc. (The)^	412,339
78,570	CK Infrastructure Holdings, Ltd.	527,007
192,500	CLP Holdings, Ltd.	2,015,655
297,895	EDP - Energias de Portugal SA	1,156,965
69,785	Electricite de France	780,866
37,384	Endesa SA	983,389
955,459	Enel SpA	7,138,094
52,390	Fortum OYJ	1,239,184
283,500	HK Electric Investments, Ltd.	270,235
163,000	Hongkong Electric Holdings, Ltd.	1,095,595
705,371	Iberdrola SA	7,329,361
83,500	Kansai Electric Power Co., Inc. (The)	933,988
44,400	Kyushu Electric Power Co., Inc.	419,159
22,253	Orsted A/S	2,067,206
52,696	Red Electrica Corporacion SA	1,069,634
123,116	Scottish & Southern Energy plc	1,885,922
164,959	Terna SpA	1,059,271
53,300	Tohoku Electric Power Co., Inc.	521,618
172,000	Tokyo Electric Power Co., Inc. (The)*	842,204
8,213	Verbund AG, Class A	449,193

		33,505,063

Electrical Equipment (1.4%):
216,496	ABB, Ltd.	4,253,324
13,400	Fuji Electric Holdings Co., Ltd.	413,518
31,319	Legrand SA	2,236,714
563,466	Melrose Industries plc	1,395,604
213,800	Mitsubishi Electric Corp.	2,856,870
26,300	Nidec Corp.	3,564,370
27,397	Prysmian SpA	588,769
64,612	Schneider Electric SA	5,665,718

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electrical Equipment, continued
28,762	Siemens Gamesa Renewable Energy	$390,747
22,804	Vestas Wind Systems A/S	1,771,905

		23,137,539

Electronic Equipment, Instruments & Components (1.7%):
20,600	ALPS Electric Co., Ltd.	387,014
43,405	Halma plc	1,051,415
17,500	Hamamatsu Photonics KK	654,714
31,183	Hexagon AB, Class B	1,507,208
3,914	Hirose Electric Co., Ltd.	482,939
7,800	Hitachi High-Technologies Corp.	450,754
113,520	Hitachi, Ltd.	4,251,822
6,865	Ingenico Group	670,124
10,740	Keyence Corp.	6,692,347
38,200	Kyocera Corp.	2,386,062
67,500	Murata Manufacturing Co., Ltd.	3,268,319
9,000	Nippon Electric Glass Co., Ltd.	201,673
23,100	Omron Corp.	1,274,947
27,200	Shimadzu Corp.	691,417
15,300	TDK Corp.	1,383,200
33,500	Venture Corp., Ltd.	371,397
28,000	Yaskawa Electric Corp.	1,040,205
26,600	Yokogawa Electric Corp.	487,038

		27,252,595

Energy Equipment & Services (0.1%):
79,478	John Wood Group plc	370,181
57,915	Tenaris SA	614,369
38,726	WorleyParsons, Ltd.	342,489

		1,327,039

Entertainment (0.6%):
9,600	Konami Corp.	465,152
54,700	Nexon Co., Ltd.*	663,962
13,100	Nintendo Co., Ltd.	4,877,954
12,800	Toho Co., Ltd.	562,470
9,595	UbiSoft Entertainment SA*	693,848
107,644	Vivendi Universal SA	2,955,748

		10,219,134

Equity Real Estate Investment Trusts (1.6%):
297,782	Ascendas Real Estate Investment Trust	672,900
107,849	British Land Co. plc	775,746
323,718	CapitaLand Commercial Trust	484,578
299,900	CapitaMall Trust	571,101
223	Daiwahouse Residential Investment Corp.	627,140
123,857	Dexus Property Group	997,655
5,451	Fonciere des Regions SA	576,824
5,326	Gecina SA	836,755
222,060	GPT Group	924,132
3,568	ICADE	319,044
87	Japan Prime Realty Investment Corp.	413,036
152	Japan Real Estate Investment Corp.	1,019,412
311	Japan Retail Fund Investment Corp.	657,649
22,974	Klepierre	780,020
84,293	Land Securities Group plc	887,420
247,500	Link REIT (The)	2,717,235
194,113	Macquarie Goodman Group	1,857,011
426,093	Mirvac Group	881,040
157	Nippon Building Fund, Inc.	1,205,814
208	Nippon Prologis REIT, Inc.	569,688
483	Nomura Real Estate Master Fund, Inc.	872,238
624,611	Scentre Group	1,658,042

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
127,104	SERGO plc	$1,266,881
280,100	Stockland Trust Group	860,565
224,500	Suntec REIT	308,596
16,443	Unibail-Rodamco-Westfield	2,396,748
347	United Urban Investment Corp.	664,684
384,976	Vicinity Centres	668,083

		26,470,037

Food & Staples Retailing (1.7%):
78,300	AEON Co., Ltd.	1,440,406
69,391	Carrefour SA	1,214,259
6,499	Casino Guichard-Perrachon SA^	310,060
133,193	Coles Group, Ltd.	1,385,842
6,698	Colruyt SA	366,965
41,500	Dairy Farm International Holdings, Ltd.	261,607
30,400	FamilyMart Co., Ltd.	743,870
10,375	ICA Gruppen AB	479,549
201,493	J Sainsbury plc	544,423
29,931	Jeronimo Martins SGPS SA	504,841
139,057	Koninklijke Ahold Delhaize NV	3,478,093
6,600	LAWSON, Inc.	338,122
22,671	METRO AG	357,664
88,500	Seven & I Holdings Co., Ltd.	3,396,641
8,500	Sundrug Co., Ltd.	267,445
1,143,469	Tesco plc	3,390,167
4,200	Tsuruha Holdings, Inc.	459,296
5,700	Welcia Holdings Co., Ltd.	287,967
132,821	Wesfarmers, Ltd.	3,572,570
272,382	William Morrison Supermarkets plc	670,670
146,158	Woolworths, Ltd.	3,681,553

		27,152,010

Food Products (3.8%):
84,391	A2 Milk Co., Ltd.*	700,857
50,700	Ajinomoto Co., Inc.	959,376
42,480	Associated British Foods plc	1,202,440
245	Barry Callebaut AG, Registered Shares	506,210
8,800	Calbee, Inc.	274,435
12	Chocoladefabriken Lindt & Spruengli AG, Registered Shares	993,368
72,536	Danone SA	6,387,793
731,782	Golden Agri-Resources, Ltd.	119,368
18,602	Kerry Group plc, Class A	2,183,115
16,800	Kikkoman Corp.	806,649
129	Lindt & Spruengli AG	952,752
50,692	Marine Harvest	1,169,919
13,752	Meiji Holdings Co., Ltd.	1,004,117
359,824	Nestle SA, Registered Shares	39,041,361
10,300	Nippon Meat Packers, Inc.	414,260
23,345	Nisshin Seifun Group, Inc.	433,191
7,700	Nissin Foods Holdings Co., Ltd.	558,164
91,450	Orkla ASA, Class A	832,917
10,100	Toyo Suisan Kaisha, Ltd.	404,812
88,000	Vitasoy International Holdings, Ltd.	356,802
1,141,388	WH Group, Ltd.	1,032,894
244,400	Wilmar International, Ltd.	661,274
14,400	Yakult Honsha Co., Ltd.	806,032
13,600	Yamazaki Baking Co., Ltd.	242,716

		62,044,822

Gas Utilities (0.4%):
138,653	APA Group	1,073,739
35,925	Gas Natural SDG SA	952,914
1,192,477	Hong Kong & China Gas Co., Ltd.	2,316,176
46,000	Osaka Gas Co., Ltd.	883,185
8,300	Toho Gas Co., Ltd.	318,520

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Gas Utilities, continued
44,900	Tokyo Gas Co., Ltd.	$1,135,334

		6,679,868

Health Care Equipment & Supplies (2.1%):
49,149	Alcon, Inc.*	2,869,167
23,600	Asahi Intecc Co., Ltd.	624,601
4,660	BioMerieux	385,632
4,816	Carl Zeiss Meditec AG	548,668
6,716	Cochlear, Ltd.	944,839
13,908	Coloplast A/S, Class B	1,676,972
33,051	EssilorLuxottica SA	4,767,186
65,199	Fisher & Paykel Healthcare Corp., Ltd.	704,218
44,800	HOYA Corp.	3,657,834
109,025	Koninklijke Philips Electronics NV	5,053,128
137,600	Olympus Co., Ltd.	1,862,654
4,362	Sartorius AG	795,741
17,297	Siemens Healthineers AG	680,393
103,987	Smith & Nephew plc	2,504,345
6,503	Sonova Holding AG, Registered Shares	1,512,648
1,227	Straumann Holding AG, Registered Shares	1,003,832
19,700	Sysmex Corp.	1,324,338
75,600	Terumo Corp.	2,435,863
12,129	William Demant Holding A/S*^	311,044

		33,663,103

Health Care Providers & Services (0.5%):
21,700	Alfresa Holdings Corp.	486,957
25,581	Fresenius Medical Care AG & Co., KGaA	1,719,002
49,026	Fresenius SE & Co. KGaA	2,291,653
20,100	Medipal Holdings Corp.	449,417
11,212	NMC Health plc^	373,368
17,336	Ramsay Health Care, Ltd.	759,710
44,167	Ryman Healthcare, Ltd.	366,784
52,054	Sonic Healthcare, Ltd.	987,676
8,570	Suzuken Co., Ltd.	462,532

		7,897,099

Health Care Technology (0.1%):
49,800	M3, Inc.	1,206,049

Hotels, Restaurants & Leisure (1.5%):
21,519	Accor SA	897,772
69,164	Aristocrat Leisure, Ltd.	1,433,879
19,686	Carnival plc	815,795
185,381	Compass Group plc	4,768,837
42,677	Crown, Ltd.	347,223
6,425	Flight Centre, Ltd.	206,631
259,000	Galaxy Entertainment Group, Ltd.	1,625,012
755,757	Genting Singapore, Ltd.	481,476
62,988	GVC Holdings plc	576,247
20,461	InterContinental Hotels Group plc	1,276,651
8,729	McDonald’s Holdings Co., Ltd.^	422,400
24,767	Melco Resorts & Entertainment, Ltd., ADR	480,727
82,237	Merlin Entertainments plc	457,489
123,473	MGM China Holdings, Ltd.	194,133
23,700	Oriental Land Co., Ltd.	3,605,982
9,386	Paddy Power plc	877,623
273,132	Sands China, Ltd.	1,247,105
169,333	Shangri-La Asia, Ltd.	173,138
220,987	SJM Holdings, Ltd.	211,516
10,548	Sodexo SA	1,184,737
226,584	Tabcorp Holdings, Ltd.	742,089
50,001	TUI AG	581,780
15,942	Whitbread plc	841,405

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
191,600	Wynn Macau, Ltd.	$376,717

		23,826,364

Household Durables (1.3%):
120,071	Barratt Developments plc	956,761
14,288	Berkeley Group Holdings plc (The)	733,996
24,800	Casio Computer Co., Ltd.^	384,462
26,991	Electrolux AB, Series B, Class B	640,668
49,568	Husqvarna AB, Class B^	377,630
16,200	Iida Group Holdings Co., Ltd.	265,142
36,700	Nikon Corp.	461,176
259,400	Panasonic Corp.	2,113,248
37,977	Persimmon plc	1,013,430
3,700	Rinnai Corp.	250,043
2,674	SEB SA	406,207
42,100	Sekisui Chemical Co., Ltd.	656,337
70,200	Sekisui House, Ltd.	1,385,771
25,700	Sharp Corp.	286,939
149,300	Sony Corp.	8,774,162
390,409	Taylor Wimpey plc	775,069
162,000	Techtronic Industries Co., Ltd.	1,136,936

		20,617,977

Household Products (0.7%):
70,587	Essity AB, Class B	2,060,152
12,252	Henkel AG & Co. KGaA	1,121,883
25,400	Lion Corp.	501,162
13,900	Pigeon Corp.	572,860
83,165	Reckitt Benckiser Group plc	6,484,639
46,000	Unicharm Corp.	1,458,204

		12,198,900

Independent Power and Renewable Electricity Producers (0.1%):
16,500	Electric Power Development Co., Ltd.	377,950
146,817	Meridian Energy, Ltd.	477,994
23,752	Uniper SE	778,771

		1,634,715

Industrial Conglomerates (1.2%):
315,244	CK Hutchison Holdings, Ltd.	2,771,502
11,295	DCC plc	984,933
26,100	Jardine Matheson Holdings, Ltd.	1,399,915
25,800	Jardine Strategic Holdings, Ltd.	772,391
10,900	Keihan Electric Railway Co., Ltd.	486,388
171,300	Keppel Corp., Ltd.	737,373
173,834	NWS Holdings, Ltd.	269,506
24,600	Seibu Holdings, Inc.	429,967
137,200	SembCorp Industries, Ltd.	207,064
90,021	Siemens AG, Registered Shares	9,645,634
47,043	Smiths Group plc	907,609
61,100	Toshiba Corp.	1,871,477

		20,483,759

Insurance (5.4%):
21,768	Admiral Group plc	566,893
209,009	AEGON NV	869,076
20,974	Ageas NV	1,163,778
1,420,000	AIA Group, Ltd.	13,324,427
49,971	Allianz SE, Registered Shares+	11,651,420
128,547	Assicurazioni Generali SpA	2,492,552
463,909	Aviva plc	2,274,596
227,809	AXA SA	5,822,099
5,562	Baloise Holding AG, Registered Shares	997,176
20,161	CNP Assurances SA	389,786
128,200	Dai-ichi Life Insurance Co., Ltd.	1,948,423
165,692	Direct Line Insurance Group plc	611,041
22,933	Gjensidige Forsikring ASA	455,281

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
6,727	Hannover Rueck SE	$1,137,592
269,461	Insurance Australia Group, Ltd.	1,437,945
187,300	Japan Post Holdings Co., Ltd.	1,729,957
695,443	Legal & General Group plc	2,123,002
124,272	MAPFRE SA	334,970
334,223	Medibank Private, Ltd.	769,045
55,711	MS&AD Insurance Group Holdings, Inc.	1,812,654
17,076	Muenchener Rueckversicherungs-Gesellschaft AG	4,417,336
38,525	NKSJ Holdings, Inc.	1,620,075
35,375	NN Group NV	1,255,674
64,066	Poste Italiane SpA	729,139
300,700	Prudential plc	5,459,898
154,514	QBE Insurance Group, Ltd.	1,312,825
122,220	RSA Insurance Group plc	802,473
52,736	Sampo OYJ, Class A	2,097,709
19,327	SCOR SA	798,609
17,300	Sony Financial Holdings, Inc.	376,857
151,426	Suncorp Group, Ltd.*	1,395,469
3,994	Swiss Life Holding AG, Registered Shares	1,909,323
35,761	Swiss Re AG	3,732,931
58,236	T&D Holdings, Inc.	621,913
75,100	Tokio Marine Holdings, Inc.	4,032,593
14,463	Tryg A/S	414,527
17,730	Zurich Insurance Group AG	6,786,177

		89,675,241

Interactive Media & Services (0.2%):
106,399	Auto Trader Group plc	666,947
16,000	Kakaku.com, Inc.	395,609
7,200	Line Corp.*	257,847
6,156	REA Group, Ltd.	451,399
317,800	Yahoo! Japan Corp.	899,344

		2,671,146

Internet & Direct Marketing Retail (0.5%):
13,459	Delivery Hero AG*	597,793
8,900	Mercari, Inc.*	222,416
54,395	Ocado Group plc*	885,216
57,513	Prosus NV*	4,221,339
100,700	Rakuten, Inc.	993,241
24,800	Start Today Co., Ltd.^	572,244
13,258	Zalando SE*	605,003

		8,097,252

IT Services (1.0%):
1,235	Adyen NV*	814,192
51,514	Amadeus IT Holding SA	3,693,733
11,527	Atos Origin SA	813,447
18,604	Capgemini SA	2,194,156
54,245	Computershare, Ltd.	594,826
23,300	Fujitsu, Ltd.	1,871,615
4,900	GMO Payment Gateway, Inc.	327,493
11,500	Itochu Techno-Solutions Corp.	304,713
41,538	Nomura Research Institute, Ltd.	829,499
73,200	NTT Data Corp.	949,618
7,600	OBIC Co., Ltd.	869,875
12,400	Otsuka Corp.	496,959
13,958	Wirecard AG	2,230,374
5,248	Wix.com, Ltd.*	612,652
9,700	Worldline SA*	612,603

		17,215,755

Leisure Products (0.3%):
23,400	Namco Bandai Holdings, Inc.	1,458,024
6,300	Sankyo Co., Ltd.	217,333
18,400	Sega Sammy Holdings, Inc.	258,822

Shares		Fair Value
Common Stocks, continued
Leisure Products, continued
9,000	Shimano, Inc.	$1,361,499
16,500	Yamaha Corp.	746,559

		4,042,237

Life Sciences Tools & Services (0.3%):
1,385	Eurofins Scientific SE^	644,196
8,707	Lonza Group AG, Registered Shares	2,947,060
26,582	Qiagen NV*	870,179
3,335	Sartorius Stedim Biotech	466,560

		4,927,995

Machinery (2.6%):
37,647	Alfa Laval AB	743,980
22,495	Alstom SA	932,620
40,500	Amada Holdings Co., Ltd.	439,674
7,942	Andritz AG	324,810
45,586	Atlas Copco AB	1,237,323
78,886	Atlas Copco AB, Class A	2,429,253
120,476	CNH Industrial NV	1,228,356
12,400	Daifuku Co., Ltd.	645,408
49,083	Epiroc AB	508,125
77,275	Epiroc AB, Class A	839,189
22,900	FANUC Corp.	4,344,728
18,423	GEA Group AG	497,375
29,600	Hino Motors, Ltd.	245,313
12,300	Hitachi Construction Machinery Co., Ltd.	298,919
6,200	Hoshizaki Electric Co., Ltd.	489,263
18,100	IHI Corp.	395,996
23,100	JTEKT Corp.	267,037
17,100	Kawasaki Heavy Industries, Ltd.	381,170
7,772	Kion Group AG	408,213
5,787	Knorr-Bremse AG	543,891
109,400	Komatsu, Ltd.	2,521,521
40,298	Kone OYJ, Class B	2,295,202
125,400	Kubota Corp.	1,907,618
13,000	Kurita Water Industries, Ltd.	350,131
26,100	Makita Corp.	828,525
11,910	Metso Corp. OYJ	444,643
43,400	Minebea Co., Ltd.	693,602
32,900	Misumi Group, Inc.	781,687
36,600	Mitsubishi Heavy Industries, Ltd.	1,439,886
10,900	Nabtesco Corp.	340,798
30,200	NGK Insulators, Ltd.	432,669
42,400	NSK, Ltd.^	359,890
129,455	Sandvik AB	2,016,542
4,746	Schindler Holding AG	1,062,451
2,413	Schindler Holding AG, Registered Shares	538,170
46,385	SKF AB, Class B	767,836
6,800	SMC Corp.	2,926,122
8,809	Spirax-Sarco Engineering plc	849,501
13,500	Sumitomo Heavy Industries, Ltd.	402,970
15,100	THK Co., Ltd.	400,388
170,717	Volvo AB, Class B	2,401,395
53,665	Wartsila Corp. OYJ, Class B	601,905
27,770	Weir Group plc (The)	487,236
306,850	Yangzijiang Shipbuilding Holdings, Ltd.	213,293

		42,264,624

Marine (0.2%):
445	A.P. Moeller - Maersk A/S, Class A	475,845
782	A.P. Moeller - Maersk A/S, Class B	886,780
6,505	Kuehne & Nagel International AG, Registered Shares	958,998
13,700	Mitsui O.S.K. Lines, Ltd.	348,903

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Marine, continued
17,000	Nippon Yusen Kabushiki Kaisha	$286,191

		2,956,717

Media (0.7%):
6,418	Axel Springer SE*	440,619
12,400	Cyberagent, Inc.	479,145
25,877	Dentsu, Inc.	916,255
19,566	Eutelsat Communications SA	364,274
29,000	Hakuhodo DY Holdings, Inc.	421,744
146,579	Informa plc	1,534,905
431,852	ITV plc	666,917
8,903	JCDecaux SA	241,126
91,786	Pearson plc	831,870
24,874	Publicis Groupe SA	1,222,765
4,397	RTL Group	211,605
11,652	Schibsted ASA, Class B	326,970
44,292	SES Global, Class A	807,671
126,768	Singapore Press Holdings, Ltd.	191,306
5,630	Telenet Group Holding NV	265,717
148,150	WPP plc	1,854,205

		10,777,094

Metals & Mining (2.7%):
293,204	Alumina, Ltd.	469,287
123,542	Anglo American plc	2,845,519
44,246	Antofagasta plc	489,992
78,982	ArcelorMittal	1,113,172
346,568	BHP Billiton, Ltd.	8,578,261
247,739	BHP Group plc	5,297,301
61,180	BlueScope Steel, Ltd.	496,324
31,794	Boliden AB	731,802
60,439	EVRAZ plc	347,702
157,884	Fortescue Metals Group, Ltd.	946,685
28,344	Fresnillo plc	238,431
1,289,731	Glencore International plc	3,884,862
23,000	Hitachi Metals, Ltd.	249,831
59,300	JFE Holdings, Inc.	717,937
36,000	Kobe Steel, Ltd.	193,297
7,500	Maruichi Steel Tube, Ltd.	199,166
12,800	Mitsubishi Materials Corp.	347,513
90,433	Newcrest Mining, Ltd.	2,107,929
96,848	Nippon Steel Corp.	1,357,552
162,267	Norsk Hydro ASA	573,039
133,617	Rio Tinto plc	6,938,939
43,373	Rio Tinto, Ltd.	2,727,259
599,520	South32, Ltd.	1,065,175
28,500	Sumitomo Metal & Mining Co., Ltd.	888,960
48,423	ThyssenKrupp AG^	670,949
14,170	Voestalpine AG	326,032

		43,802,916

Multiline Retail (0.3%):
51,700	Don Quijote Co., Ltd.	863,357
63,114	Harvey Norman Holdings, Ltd.	193,126
37,900	Isetan Mitsukoshi Holdings, Ltd.^	303,615
27,000	J. Front Retailing Co., Ltd.	317,464
223,612	Marks & Spencer Group plc	507,016
23,900	MARUI Group Co., Ltd.	506,836
15,823	Next plc	1,203,294
29,000	Ryohin Keikaku Co., Ltd.	544,291

		4,438,999

Multi-Utilities (1.0%):
79,001	AGL Energy, Ltd.	1,020,734
681,724	Centrica plc	617,955
259,401	E.ON SE	2,520,578
213,970	Engie Group	3,495,328
398,551	National Grid plc	4,320,494
63,734	RWE AG	1,993,913

Shares		Fair Value
Common Stocks, continued
Multi-Utilities, continued
40,897	Suez Environnement Co.	$643,113
63,890	Veolia Environnement SA	1,620,575

		16,232,690

Oil, Gas & Consumable Fuels (5.1%):
13,248	Aker BP ASA	353,148
2,388,868	BP plc	15,100,804
29,171	Caltex Australia, Ltd.	520,127
22,895	Enagas SA	530,846
298,816	ENI SpA	4,563,096
60,935	Galp Energia SGPS SA	916,433
22,887	Idemitsu Kosan Co., Ltd.	643,712
112,800	INPEX Corp.	1,029,108
381,820	JX Holdings, Inc.	1,732,103
8,360	Koninklijke Vopak NV	429,202
22,716	Lundin Petroleum AB^	679,741
49,050	Neste Oil OYJ^	1,620,452
160,365	Oil Search, Ltd.	795,942
17,133	OMV AG	917,744
204,993	Origin Energy, Ltd.	1,109,039
173,321	Repsol SA	2,703,125
511,372	Royal Dutch Shell plc, Class A	14,944,003
439,999	Royal Dutch Shell plc, Class B	12,923,265
205,613	Santos, Ltd.	1,077,730
239,058	Snam SpA	1,208,509
114,178	Statoil ASA	2,166,561
281,101	Total SA	14,632,068
12,993	Washington H. Soul Pattinson & Co., Ltd.	184,512
111,295	Woodside Petroleum, Ltd.	2,442,489

		83,223,759

Paper & Forest Products (0.3%):
57,895	Mondi plc	1,108,379
87,300	OYI Paper Co., Ltd.	409,802
67,076	Stora Enso OYJ, Registered Shares	808,925
62,700	UPM-Kymmene OYJ	1,855,210

		4,182,316

Personal Products (2.3%):
11,769	Beiersdorf AG	1,388,424
57,900	Kao Corp.	4,294,647
6,000	Kobayashi Pharmaceutical Co., Ltd.	458,687
3,600	Kose Corp.	608,417
29,685	L’Oreal SA	8,316,836
10,700	Pola Orbis Holdings, Inc.	240,872
46,600	Shiseido Co., Ltd.	3,723,441
171,688	Unilever NV	10,314,978
130,378	Unilever plc	7,837,840

		37,184,142

Pharmaceuticals (8.1%):
221,900	Astellas Pharma, Inc.	3,171,738
154,098	AstraZeneca plc	13,691,109
109,551	Bayer AG, Registered Shares	7,723,033
26,100	Chugai Pharmaceutical Co., Ltd.	2,034,913
66,600	Daiichi Sankyo Co., Ltd.	4,200,719
17,800	Dainippon Sumitomo Pharma Co., Ltd.	294,218
29,900	Eisai Co., Ltd.	1,527,321
586,209	GlaxoSmithKline plc	12,545,619
7,816	H. Lundbeck A/S	259,379
6,300	Hisamitsu Pharmaceutical Co., Inc.	277,263
4,528	Ipsen SA	429,733
29,100	Kyowa Hakko Kogyo Co., Ltd.	565,179
15,084	Merck KGaA	1,699,482
26,900	Mitsubishi Tanabe Pharma Corp.	296,230
252,366	Novartis AG, Registered Shares	21,914,720
207,863	Novo Nordisk A/S, Class B	10,734,970

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
44,600	Ono Pharmaceutical Co., Ltd.	$811,238
12,002	Orion OYJ, Class B	447,515
46,400	Otsuka Holdings Co., Ltd.	1,735,803
11,679	Recordati SpA	501,234
82,533	Roche Holding AG	24,074,728
132,273	Sanofi-Aventis SA	12,263,781
41,500	Santen Pharmaceutical Co., Ltd.	724,129
32,200	Shionogi & Co., Ltd.	1,796,720
4,400	Taisho Pharmaceutical Holdings Co., Ltd.	321,349
174,673	Takeda Pharmacuetical Co., Ltd.	5,985,524
130,392	Teva Pharmaceutical Industries, Ltd., ADR*	897,097
15,033	UCB SA	1,091,456
5,368	Vifor Pharma AG	858,360

		132,874,560

Professional Services (1.4%):
18,441	Adecco SA, Registered Shares	1,020,282
31,529	Bureau Veritas SA	760,164
106,905	Experian plc	3,414,778
19,066	Intertek Group plc	1,283,512
21,200	Persol Holdings Co., Ltd.	403,598
13,659	Randstad Holding NV	670,919
160,500	Recruit Holdings Co., Ltd.	4,906,306
229,178	Reed Elsevier plc	5,436,293
39,701	Seek, Ltd.	576,128
630	SGS SA, Registered Shares	1,561,636
6,953	Teleperformance	1,508,373
32,167	Wolters Kluwer NV	2,349,047

		23,891,036

Real Estate Management & Development (1.9%):
10,760	AEON Mall Co., Ltd.	170,414
93,252	Aroundtown SA	762,606
5,609	Azrieli Group	440,680
74,028	BGP Holdings plc*(a)	105
296,300	CapitaLand, Ltd.	759,131
47,400	City Developments, Ltd.	337,949
302,744	CK Asset Holdings, Ltd.	2,061,610
8,400	Daito Trust Construction Co., Ltd.	1,077,104
66,900	Daiwa House Industry Co., Ltd.^	2,180,081
42,667	Deutsche Wohnen AG	1,557,841
235,000	Hang Lung Properties, Ltd.	534,170
169,956	Henderson Land Development Co., Ltd.	792,395
142,100	Hongkong Land Holdings, Ltd.	800,652
32,500	Hulic Co., Ltd.	333,678
73,000	Hysan Development Co., Ltd.	295,352
75,775	Kerry Properties, Ltd.	234,513
67,086	Lend Lease Group	796,280
140,200	Mitsubishi Estate Co., Ltd.	2,715,131
106,100	Mitsui Fudosan Co., Ltd.	2,640,941
732,623	New World Development Co., Ltd.	957,076
16,100	Nomura Real Estate Holdings, Inc.	349,191
364,601	Sino Land Co., Ltd.	550,304
39,900	Sumitomo Realty & Development Co., Ltd.	1,525,176
186,500	Sun Hung Kai Properties, Ltd.	2,696,299
57,964	Swire Pacific, Ltd., Class A	540,183
147,800	Swire Properties, Ltd.	465,899
8,817	Swiss Prime Site AG	863,545
73,400	Tokyu Fudosan Holdings Corp.	470,431
51,296	UOL Group, Ltd.	278,526
59,020	Vonovia SE	2,993,535
133,300	Wharf Holdings, Ltd. (The)	291,821
145,300	Wharf Real Estate Investment Co., Ltd.	796,606

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
95,897	Wheelock & Co., Ltd.	$546,612

		31,815,837

Road & Rail (1.3%):
235,443	Aurizon Holdings, Ltd.	938,382
16,900	Central Japan Railway Co.	3,488,737
243,600	ComfortDelGro Corp., Ltd.	423,766
25,629	DSV A/S	2,441,681
36,113	East Japan Railway Co.	3,455,156
27,700	Hankyu Hanshin Holdings, Inc.	1,072,317
26,800	Keihin Electric Express Railway Co., Ltd.	521,879
12,400	Keio Corp.	774,486
15,700	Keisei Electric Railway Co., Ltd.	648,177
19,800	Kintetsu Corp.	1,034,244
18,800	Kyushu Railway Co.	601,325
177,994	MTR Corp., Ltd.	994,130
21,400	Nagoya Railroad Co., Ltd.	641,621
9,500	Nippon Express Co., Ltd.	484,749
34,200	Odakyu Electric Railway Co., Ltd.	821,896
22,000	Tobu Railway Co., Ltd.	715,429
59,200	Tokyu Corp.	1,114,905
19,200	West Japan Railway Co.	1,626,611

		21,799,491

Semiconductors & Semiconductor Equipment (1.7%):
23,900	Advantest Corp.^	1,057,222
35,900	ASM Pacific Technology, Ltd.	441,033
49,962	ASML Holding NV	12,398,951
3,100	Disco Corp.	593,286
146,865	Infineon Technologies AG	2,639,683
33,742	NXP Semiconductors NV	3,681,927
81,500	Renesas Electronics Corp.*	530,101
11,300	ROHM Co., Ltd.	871,527
76,903	STMicroelectronics NV	1,489,830
27,200	SUMCO Corp.	369,150
18,400	Tokyo Electron, Ltd.	3,534,777

		27,607,487

Software (1.4%):
14,307	Check Point Software Technologies, Ltd.*	1,566,617
4,451	CyberArk Software, Ltd.*	444,299
15,599	Dassault Systemes SA	2,221,886
41,003	Micro Focus International plc	578,370
7,396	NICE Systems, Ltd.*	1,065,084
4,600	Oracle Corp.	401,077
126,798	Sage Group plc	1,078,527
115,454	SAP AG	13,571,407
7,241	Temenos Group AG	1,213,750
14,300	Trend Micro, Inc.	683,329

		22,824,346

Specialty Retail (0.9%):
3,700	ABC-Mart, Inc.	235,273
5,157	Dufry AG, Registered Shares	431,858
6,800	Fast Retailing Co., Ltd.^	4,054,337
96,138	Hennes & Mauritz AB, Class B	1,866,257
2,400	Hikari Tsushin, Inc.	521,405
128,144	Industria de Diseno Textil SA	3,968,872
254,638	Kingfisher plc	647,186
9,200	Nitori Co., Ltd.	1,346,209
2,400	Shimamura Co., Ltd.	190,833
24,400	USS Co., Ltd.	475,963
69,100	Yamada Denki Co., Ltd.	334,468

		14,072,661

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Technology Hardware, Storage & Peripherals (0.5%):
26,700	Brother Industries, Ltd.	$487,361
116,400	Canon, Inc.	3,107,779
43,100	Fujifilm Holdings Corp.	1,899,689
54,700	Konica Minolta Holdings, Inc.	382,546
29,000	NEC Corp.	1,229,123
77,200	Ricoh Co., Ltd.	698,958
33,400	Seiko Epson Corp.	472,373

		8,277,829

Textiles, Apparel & Luxury Goods (2.2%):
21,189	Adidas AG	6,593,583
48,964	Burberry Group plc	1,309,387
61,322	Compagnie Financiere Richemont SA	4,507,776
3,754	Hermes International SA	2,596,164
7,713	Hugo Boss AG	413,466
8,895	Kering	4,540,374
32,636	LVMH Moet Hennessy Louis Vuitton SA	12,989,601
20,784	Moncler SpA	741,262
11,747	Pandora A/S	472,163
10,170	Puma SE	786,898
3,506	Swatch Group AG (The), Class B	932,572
6,517	Swatch Group AG (The), Registered Shares	328,090
74,486	Yue Yuen Industrial Holdings, Ltd.	204,454

		36,415,790

Tobacco (1.0%):
269,460	British American Tobacco plc	9,960,360
112,392	Imperial Tobacco Group plc, Class A	2,524,261
141,000	Japan Tobacco, Inc.	3,090,146
20,813	Swedish Match AB, Class B	861,233

		16,436,000

Trading Companies & Distributors (1.3%):
14,712	AerCap Holdings NV*	805,482
54,653	Ashtead Group plc	1,520,480
18,697	Brenntag AG	904,702
38,813	Bunzl plc	1,014,541
27,024	Ferguson plc	1,973,987
156,600	Itochu Corp.	3,246,705
186,000	Marubeni Corp.	1,241,639
158,600	Mitsubishi Corp.	3,906,003
196,800	Mitsui & Co., Ltd.	3,234,091
15,100	MonotaRo Co., Ltd.^	398,016
139,100	Sumitomo Corp.	2,182,399
25,900	Toyota Tsushu Corp.	840,046

		21,268,091

Transportation Infrastructure (0.6%):
7,610	Aena SA	1,394,503
3,600	Aeroports de Paris	640,173
59,855	Atlantia SpA	1,449,091
121,970	Auckland International Airport, Ltd.	697,051
4,779	Fraport AG	405,288
52,654	Groupe Eurotunnel SA	791,042
5,100	Japan Airport Terminal Co., Ltd.	222,154
12,000	Kamigumi Co., Ltd.	271,891
74,000	SATS, Ltd.	259,618
131,398	Sydney Airport	713,139
310,347	Transurban Group	3,080,037

		9,923,987

Water Utilities (0.1%):
27,491	Severn Trent plc	731,937
80,876	United Utilities Group plc	820,734

		1,552,671

Shares		Fair Value
Common Stocks, continued
Wireless Telecommunication Services (1.7%):
6,305	Drillisch AG	$196,494
207,500	KDDI Corp.	5,424,829
7,641	Millicom International Cellular SA, SDR	370,805
156,600	NTT DoCoMo, Inc.	3,999,277
196,800	Softbank Corp.^	2,665,667
193,900	SoftBank Group Corp.	7,616,891
58,618	Tele2 AB^	872,007
3,139,311	Vodafone Group plc	6,250,645

		27,396,615

Total Common Stocks (Cost $1,333,408,892)		1,613,810,015

Preferred Stocks (0.4%):
Automobiles (0.3%):
6,667	Bayerische Motoren Werke AG (BMW), 6.47%, 5/8/20	369,900
18,156	Porsche Automobil Holding SE, 3.41%, 6/26/20	1,180,999
21,954	Volkswagen AG, 2.85%, 5/7/20	3,733,877

		5,284,776

Household Products (0.1%):
20,930	Henkel AG & Co. KGaA, 1.88%, 4/21/20	2,072,116

Total Preferred Stocks (Cost $6,215,452)		7,356,892

Right (0.0%†):
Multiline Retail (0.0%†):
1,505	Harvey Norman Holdings, Ltd., Expires on 10/14/19*	1,823

Total Right (Cost $–)		1,823

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (2.3%):
$37,082,459	BlackRock Liquidity FedFund, Institutional Class (b)	37,082,459

Total Securities Held as Collateral for Securities on Loan (Cost $37,082,459)		37,082,459

Total Investment Securities (Cost $1,376,706,803) - 101.0%		1,658,251,189
Net other assets (liabilities) - (1.0)%		(17,114,522)

Net Assets - 100.0%		$1,641,136,667

Percentages indicated are based on net assets as of September 30, 2019.

ADR	-	American Depositary Receipt
SDR	-	Swedish Depository Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019 was $35,430,273.
+	Affiliated Securities
†	Represents less than 0.05%.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2019. The total of all such securities represent 0.00% of the net assets of the fund.

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2019.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2019:

Country	Percentage
Australia	7.2%
Austria	0.2%
Belgium	1.0%
Bermuda	0.1%
China	—%†
Denmark	1.7%
Finland	1.1%
France	10.4%
Germany	8.3%
Hong Kong	3.3%
Ireland (Republic of)	1.0%
Isle of Man	—%†
Israel	0.6%
Italy	2.1%
Japan	24.2%
Luxembourg	0.2%
Netherlands	4.0%
New Zealand	0.2%
Norway	0.6%
Portugal	0.2%
Singapore	1.2%
Spain	2.8%
Sweden	2.3%
Switzerland	9.5%
United Arab Emirates	—%†
United Kingdom	15.6%
United States	2.2%

100.0%

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL International Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Futures Contracts

Cash of $841,743 has been segregated to cover margin requirements for the following open contracts as of September 30, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

ASX SPI 200 Index December Futures (Australian Dollar)	12/19/19	14	$1,578,155	$ 2,572
DJ EURO STOXX 50 December Futures (Euro)	12/20/19	154	5,966,325	69,889
FTSE 100 Index December Futures (British Pounds)	12/20/19	37	3,358,323	39,875
SGX Nikkei 225 Index December Futures (Japanese Yen)	12/12/19	38	3,820,738	28,895

				$ 141,231

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Principal Amount		Fair Value
Asset Backed Securities (4.9%):
$568,297	Navient Student Loan Trust, Class A, Series 2014-2, 2.66%(US0001M+64bps), 3/25/83, Callable 9/25/33 @ 100	$560,181
965,000	Navient Student Loan Trust, Class A3, Series 2016-2, 3.52%(US0001M+150bps), 6/25/65, Callable 6/25/31 @ 100(a)	994,830
950,000	Navient Student Loan Trust, Class A3, Series 2017-3A, 3.07%(US0001M+105bps), 7/26/66, Callable 6/25/34 @ 100(a)	953,980
820,000	Nelnet Student Loan Trust, Class A, Series 2019-4A, 3.04%(US0001M+87bps), 9/26/67, Callable 5/25/32 @ 100(a)	820,684
2,615,000	SLC Student Loan Trust, Class 2A3, Series 2006-1, 2.28%(US0003M+16bps), 3/15/55, Callable 9/15/30 @ 100	2,472,002
1,038,503	SLC Student Loan Trust, Class 2A3, Series 2008-1, 3.72%(US0003M+160bps), 12/15/32, Callable 9/15/27 @ 100	1,057,455
638,218	SLM Student Loan Trust, Class 2A3, Series 2003-7, 2.69%(US0003M+57bps), 9/15/39, Callable 3/15/29 @ 100	603,696
940,000	SLM Student Loan Trust, Class A6A, Series 2004-3A, 2.83%(US0003M+55bps), 10/25/64, Callable 4/25/29 @ 100(a)	925,356
709,734	SLM Student Loan Trust, Class A4, Series 2007-7, 2.61%(US0003M+33bps), 1/25/22	695,743
1,220,000	SLM Student Loan Trust, Class 2A3, Series 2008-5, 4.13%(US0003M+185bps), 7/25/73, Callable 4/25/22 @ 100	1,237,570
1,081,824	SLM Student Loan Trust, Class A4, Series 2008-6, 3.38%(US0003M+110bps), 7/25/23	1,076,411
417,694	SLM Student Loan Trust, Class A, Series 2008-9, 3.78%(US0003M+150bps), 4/25/23, Callable 4/25/22 @ 100	419,501
240,000	SLM Student Loan Trust, Class 2A3, Series 2008-9, 4.53%(US0003M+225bps), 10/25/83, Callable 4/25/22 @ 100	241,853

1,263,672	SLM Student Loan Trust, Class A, Series 2009-3, 2.77%(US0001M+75bps), 1/25/45, Callable 2/25/34 @ 100(a)	1,249,762
710,228	SLM Student Loan Trust, Class A3, Series 2012-1, 2.97%(US0001M+95bps), 9/25/28, Callable 2/25/27 @ 100	702,151
Principal Amount		Fair Value
Asset Backed Securities, continued
$1,903,623	Wachovia Student Loan Trust, Class 2A3, Series 2006-1, 2.45%(US0003M+17bps), 4/25/40, Callable 1/25/26 @ 100(a)	$1,836,217

Total Asset Backed Securities (Cost $15,724,677)		15,847,392

Collateralized Mortgage Obligations (10.5%):
850,000	AIMCO CLO, Class AR, Series 2015-AA, 3.15%(US0003M+85bps), 1/15/28, Callable 10/15/19 @ 100(a)	848,368
1,525,646	Alternative Loan Trust, Class 4A1, Series 2005-56, 2.33%(US0001M+31bps), 11/25/35, Callable 10/25/19 @ 100	1,397,812
994,174	America Home Mortgage Investment Trust, Class 6A, Series 2005-1, 4.04%(US0006M+200bps), 6/25/45, Callable 10/25/19 @ 100	1,010,335
115,664	Ameriquest Mortgage Securities, Inc., Class M2, Series 2005-R5, 2.71%(US0001M+46bps), 7/25/35, Callable 10/25/19 @ 100	115,706
515,000	Bank of America Merrill Lynch Large Loan, Inc., Class A, Series 2018-PARK, 4.23%, 8/10/38(a)(b)	582,331
438,025	Bank of America Mortgage Securities, Inc., Class 2A3, Series 2005-F, 4.33%, 7/25/35, Callable 10/25/19 @ 100(b)	433,125
340,000	Barclays Commercial Mortgages Securities, Class A2, Series 2013-TYSNC, 3.76%, 9/5/32(a)	343,567
355,000	CALI Mortgage Trust, Class A, Series 2019-101C, 3.96%, 3/10/39(a)	399,006
360,000	CGRBS Commercial Mortgage Trust, Class A, Series 2013-VN05, 3.37%, 3/13/35(a)	375,037
973,231	Citigroup Mortgage Loan Trust, Inc., Class 1A1A, Series 2007-AR5, 4.73%, 4/25/37, Callable 5/25/30 @ 100(b)	985,927
500,000	Cityline Commercial Mortgage Trust, Class A, Series 2016-CLNE, 2.87%, 11/10/31(a)(b)	510,825

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

390,000	Commercial Mortgage Trust, Class A, Series 2014-277P, 3.73%, 8/10/49(a)(b)	415,385
360,000	Commercial Mortgage Trust, Class A1, Series 2013-300P, 4.35%, 8/10/30(a)	389,538
365,000	Commercial Mortgage Trust, Class A, Series 2016-787S, 3.54%, 2/10/36(a)(b)	388,572
341,522	Core Industrial Trust, Class A, Series 2015-CALW, 3.04%, 2/10/34(a)	348,905
471,436	Core Industrial Trust, Class A, Series 2015-TEXW, 3.08%, 2/10/34(a)	482,024
Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$981,705	Credit Suisse Mortgage Capital Certificates, Class A2E, Series 2007-CB2, 4.00%, 2/25/37, Callable 2/25/23 @ 100(b)	$775,801
1,820,000	Fannie Mae-Aces, Class A2, Series 2018-M1, 3.08%, 12/25/27(b)	1,922,283
860,000	Federal Home Loan Mortgage Corporation, Class A3, Series K151, 3.51%, 4/25/30	945,355
398,803	First Franklin Mortgage Loan Trust, Class M1, Series 2005-FF8, 2.75%(US0001M+49bps), 9/25/35, Callable 10/25/19 @ 100	395,335
715,370	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2005-AA12, 4.06%, 2/25/36, Callable 10/25/19 @ 100(b)	631,255
393,031	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2005-AR3, 4.60%, 8/25/35, Callable 10/25/19 @ 100(b)	327,073
949,913	First Horizon Alternative Mortgage Securities Trust, Class 1A1, Series 2006-AA1, 4.11%, 3/25/36, Callable 10/25/19 @ 100(b)	834,226
789,388	First Horizon Alternative Mortgage Securities Trust, Class 2A1, Series 2006-AA1, 3.94%, 4/25/36, Callable 10/25/19 @ 100(b)	734,618
791,950	GMAC Mortgage Corp. Loan Trust, Class 1A1, Series 2006-AR1, 4.18%, 4/19/36, Callable 10/19/19 @ 100(b)	741,269
628,676	GMAC Mortgage Corp. Loan Trust, Class 3A1, Series 2005-AR5, 4.01%, 9/19/35, Callable 10/19/19 @ 100(b)	592,627

850,000	GoldenTree Loan Opportunities IX, Ltd., Class AR2, Series 2014-9A, 3.37%(US0003M+111bps), 10/29/29, Callable 10/29/20 @ 100(a)	848,185
280,000	GRACE Mortgage Trust, Class A, Series 2014-GRCE, 3.37%, 6/10/28(a)	283,853
1,484,214	GreenPoint Mortgage Funding Trust, Class A1A, Series 2006-AR1, 2.60%(US0001M+58bps), 2/25/36, Callable 10/25/19 @ 100	1,416,717
147,500	GS Mortgage Securities Trust, Class A, Series 2012-ALOH, 3.55%, 4/10/34(a)	151,742
1,599,920	HarborView Mortgage Loan Trust, Class 1A1A, Series 2006-10, 2.26%(US0001M+20bps), 11/19/36, Callable 11/19/22 @ 100	1,389,695
330,000	Hudson Yards Mortgage Trust, Class A, Series 2019-30HY, 3.23%, 6/10/37(a)	353,235
325,000	J.P. Morgan Chase Commercial Mortgage Securities Trust, Class A, Series 2019-OSB, 3.40%, 6/5/39(a)	352,284
Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$820,000	LCM LP, Class ARR, Series 13A, 3.32%(US0003M+114bps), 7/19/27, Callable 7/19/20 @ 100(a)	$819,465
877,072	Merrill Lynch First Franklin Mortgage Loan Trust, Class 2A2, Series 2007-4, 2.14%(US0001M+12bps), 7/25/37, Callable 4/25/24 @ 100	576,077
657,134	Morgan Stanley Remic Trust, Class 3A, Series 2014-R8, 2.86%(12MTA+75bps), 6/26/47(a)	646,691
533,198	MortgageIT Trust, Class 2A3, Series 2005-2, 3.75%(US0001M+165bps), 5/25/35, Callable 10/25/19 @ 100	519,800
513,369	Nomura Asset Acceptance Corp., Class 3A1, Series 2005-AR3, 5.69%, 7/25/35, Callable 10/25/19 @ 100(b)	505,855
680,201	Nomura Resecuritization Trust, Class 2A3, Series 2014-7R, 2.35%(US0001M+20bps), 12/26/35(a)	676,729
210,000	Octagon Investment Partners 25, Class AR, Series 2015-1A, 3.08%(US0003M+80bps), 10/20/26, Callable 10/20/19 @ 100(a)	209,738
415,000	One Bryant Park Trust, Class A, Series 2019-OBP, 2.52%, 9/13/49(a)	419,117

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

385,000	RBSCF Trust, Class A, Series 2013-GSP, 3.96%, 1/13/32(a)(b)	409,671
800,000	Recette Clo, Ltd., Class AR, Series 2015-1A, 3.20%(US0003M+92bps), 10/20/27, Callable 10/20/19 @ 100(a)	799,739
1,392,038	Residential Accredit Loans, Inc., Class A2, Series 2006-QA10, 2.20%(US0001M+18bps), 12/25/36, Callable 10/25/22 @ 100	1,236,787
1,548,565	Structured Asset Mortgage Investments II Trust, Class 3A1, Series 2006-AR1, 2.25%(US0001M+23bps), 2/25/36, Callable 10/25/19 @ 100	1,346,384
550,000	TCI-Flatiron CLO, Ltd., Class AR, Series 2016-1, 3.52%(US0003M+122bps), 7/17/28, Callable 4/17/20 @ 100(a)	550,177
735,158	WaMu Mortgage Pass-Through Certificates, Class 2A1A, Series 2005-AR6, 2.48%(US0001M+23bps), 4/25/45, Callable 10/25/19 @ 100	718,080
858,273	WaMu Mortgage Pass-Through Certificates, Class 2A1A, Series 2005-AR8, 2.60%(US0001M+29bps), 7/25/45, Callable 10/25/19 @ 100	855,431
Principal Amount		Fair Value
Collateralized Mortgage Obligations, continued
$326,642	WaMu Mortgage Pass-Through Certificates, Class A1A, Series 2004-AR10, 2.46%(US0001M+44bps), 7/25/44, Callable 10/25/19 @ 100	$323,041
671,386	WaMu Mortgage Pass-Through Certificates, Class A2, Series 2005-AR3, 4.42%, 3/25/35, Callable 10/25/19 @ 100(b)	661,090
453,946	Wells Fargo Mortgage Backed Securities Trust, Class 2A1, Series 2006-AR2, 4.99%, 3/25/36, Callable 10/25/19 @ 100(b)	449,177
551,397	Wells Fargo Mortgage Backed Securities Trust, Class 1A1, Series 2006-AR12, 4.71%, 9/25/36, Callable 10/25/19 @ 100(b)	534,872

Total Collateralized Mortgage Obligations (Cost $33,301,977)		33,979,937

Corporate Bonds (19.5%):
Aerospace & Defense (0.2%):
530,000	L3Harris Technologies, Inc., 4.40%, 6/15/28, Callable 3/15/28 @ 100(a)	594,524

175,000	United Technologies Corp., 3.35%, 8/16/21	178,889

		773,413

Airlines (0.6%):
1,192,307	Continental Airlines, Inc., Series A, 7.25%, 5/10/21	1,197,411
110,980	U.S. Airways 2001-1G PTT, Class G, Series 2001, 7.08%, 9/20/22	116,388
676,938	U.S. Airways 2010-1A PTT, Series A, 6.25%, 10/22/24	737,442

		2,051,241

Banks (1.4%):
910,000	Bank of America Corp., 2.74%(US0003M+37bps), 1/23/22, Callable 1/23/21 @ 100	916,162
165,000	Bank of America Corp., 3.00%(US0003M+79bps), 12/20/23, Callable 12/20/22 @ 100	168,477
685,000	Bank of America Corp., Series G, 3.59%(US0003M+137bps), 7/21/28, Callable 7/21/27 @ 100	720,982
700,000	Citigroup, Inc., 3.67%(US0003M+139bps), 7/24/28, Callable 7/24/27 @ 100	741,386
730,000	JPMorgan Chase & Co., 4.02%(US0003M+100bps), 12/5/24, Callable 12/5/23 @ 100	778,431
265,000	Wells Fargo & Co., 3.55%, 9/29/25, MTN	280,181
610,000	Wells Fargo & Co., 3.00%, 4/22/26	625,310
165,000	Wells Fargo Bank NA, 2.08%, 9/9/22, Callable 9/9/21 @ 100	164,473

		4,395,402

Beverages (0.3%):
763,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/1/46, Callable 8/1/45 @ 100	906,400

Biotechnology (0.7%):
300,000	AbbVie, Inc., 4.45%, 5/14/46, Callable 11/14/45 @ 100	310,693
Principal Amount		Fair Value
Corporate Bonds, continued
Biotechnology, continued
$150,000	AbbVie, Inc., 4.88%, 11/14/48, Callable 5/14/48 @ 100	$164,785
300,000	Amgen, Inc., 4.40%, 5/1/45, Callable 11/1/44 @ 100	338,368
500,000	Amgen, Inc., 4.66%, 6/15/51, Callable 12/15/50 @ 100	580,297
660,000	Celgene Corp., 5.00%, 8/15/45, Callable 2/15/45 @ 100	821,622

		2,215,765

Capital Markets (0.6%):
400,000	Goldman Sachs Group, Inc. (The), 3.85%, 7/8/24, Callable 4/8/24 @ 100	423,214
550,000	Goldman Sachs Group, Inc. (The), 3.27%(US0003M+120bps), 9/29/25, Callable 9/29/24 @ 100	568,069
400,000	Morgan Stanley, 3.21%(US0003M+93bps), 7/22/22, Callable 7/22/21 @ 100	402,890

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

255,000	Raymond James Financial, 4.95%, 7/15/46	302,981
250,000	SL Green Operating Partnership LP, 3.25%, 10/15/22, Callable 9/15/22 @ 100	254,896

		1,952,050

Chemicals (0.2%):
475,000	International Flavors & Fragrances, Inc., 5.00%, 9/26/48, Callable 3/26/48 @ 100	540,742

Commercial Services & Supplies (0.1%):
267,000	Clean Harbors, Inc., 5.13%, 7/15/29, Callable 7/15/24 @ 102.56(a)	283,020
100,000	Matthews International Corp., 5.25%, 12/1/25, Callable 12/1/20 @ 103.94(a)	94,500

		377,520

Consumer Finance (1.0%):
200,000	Ford Motor Credit Co. LLC, 8.13%, 1/15/20	202,961
310,000	Ford Motor Credit Co. LLC, 2.43%, 6/12/20	309,220
650,000	Ford Motor Credit Co. LLC, 3.20%, 1/15/21	650,857
150,000	Ford Motor Credit Co. LLC, 3.22%(US0003M+88bps), 10/12/21	148,028
1,246,000	Ford Motor Credit Co. LLC, 5.60%, 1/7/22	1,307,608
455,000	Ford Motor Credit Co. LLC, 3.34%, 3/28/22, Callable 2/28/22 @ 100	455,455

		3,074,129

Containers & Packaging (0.4%):
200,000	Ball Corp., 4.00%, 11/15/23	209,250
70,000	Berry Global Escrow Corp., 4.88%, 7/15/26, Callable 7/15/22 @ 102.44(a)	72,449
494,245	Beverage Packaging Holdings Luxembourg, 5.75%, 10/15/20, Callable 11/7/19 @ 100	494,864
110,000	Graphic Packaging International LLC, 4.75%, 7/15/27, Callable 4/15/27 @ 100(a)	115,775
Principal Amount		Fair Value
Corporate Bonds, continued
Containers & Packaging, continued
$325,000	WRKCo, Inc., 4.90%, 3/15/29, Callable 12/15/28 @ 100	$367,167

		1,259,505

Diversified Financial Services (0.2%):
600,000	Amcor Finance USA, Inc., 3.63%, 4/28/26, Callable 1/28/26 @ 100(a)	622,978
35,000	Level 3 Financing, Inc., 5.38%, 1/15/24, Callable 11/7/19 @ 102.69	35,700
66,000	Level 3 Financing, Inc., 4.63%, 9/15/27, Callable 9/15/22 @ 102.31(a)	66,660

		725,338

Diversified Telecommunication Services (0.8%):
375,000	AT&T, Inc., 3.31%(US0003M+118bps), 6/12/24	382,544

700,000	AT&T, Inc., 4.30%, 2/15/30, Callable 11/15/29 @ 100	770,439
255,000	AT&T, Inc., 4.30%, 12/15/42, Callable 6/15/42 @ 100	266,472
390,000	AT&T, Inc., 4.80%, 6/15/44, Callable 12/15/43 @ 100	430,825
500,000	AT&T, Inc., 5.15%, 11/15/46, Callable 5/15/46 @ 100	580,886
175,000	Qwest Corp., 7.25%, 9/15/25	197,428

		2,628,594

Electric Utilities (2.0%):
280,000	American Transmission Systems, Inc., 5.00%, 9/1/44, Callable 3/1/44 @ 100(a)	357,275
500,000	Appalachian Power Co., Series H, 5.95%, 5/15/33	651,900
400,000	Cleco Power LLC, 6.00%, 12/1/40	518,872
1,000,000	Duke Energy Progress, Inc., 4.15%, 12/1/44, Callable 6/1/44 @ 100	1,140,750
936,000	Duquesne Light Holdings, Inc., 6.40%, 9/15/20(a)	968,753
750,000	Jersey Central Power & Light Co., 6.40%, 5/15/36	971,213
1,250,000	NextEra Energy Capital Holdings, Inc., 2.69%(US0003M+55bps), 8/28/21, Callable 11/7/19 @ 100	1,248,454
700,000	Public Service Oklahoma, 4.40%, 2/1/21	718,372

		6,575,589

Equity Real Estate Investment Trusts (1.7%):
500,000	Alexandria Real Estate Equities, Inc., 3.45%, 4/30/25, Callable 2/28/25 @ 100	522,664
590,000	American Campus Communities Operating Partnership LP, 3.63%, 11/15/27, Callable 8/15/27 @ 100	620,158
205,000	GLP Capital LP, 5.25%, 6/1/25, Callable 3/1/25 @ 100	226,190
440,000	GLP Capital LP, 5.38%, 4/15/26, Callable 1/15/26 @ 100	480,925
105,000	GLP Capital LP, 5.75%, 6/1/28, Callable 3/3/28 @ 100	119,226
290,000	GLP Capital LP, 5.30%, 1/15/29, Callable 10/15/28 @ 100	319,447
245,000	GLP Capital LP, 4.00%, 1/15/30, Callable 10/15/29 @ 100	247,114
192,000	HCP, Inc., 4.00%, 12/1/22, Callable 10/1/22 @ 100	201,031
Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts, continued
$411,000	HCP, Inc., 4.25%, 11/15/23, Callable 8/15/23 @ 100	$440,275
400,000	HCP, Inc., 3.88%, 8/15/24, Callable 5/17/24 @ 100	426,343
100,000	MGM Growth/MGM Finance, 5.63%, 5/1/24, Callable 2/1/24 @ 100	109,625
112,000	SBA Communications Corp., 4.88%, 9/1/24, Callable 11/7/19 @ 103.66	116,200

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

1,440,000	Welltower, Inc., 3.75%, 3/15/23, Callable 12/15/22 @ 100	1,506,366

		5,335,564

Food & Staples Retailing (0.5%):
322,000	Rite Aid Corp., 6.13%, 4/1/23, Callable 11/7/19 @ 103.06(a)	255,185
190,000	The Kroger Co., 5.40%, 1/15/49, Callable 7/15/48 @ 100	223,685
790,000	Walgreens Boots Alliance, Inc., 3.80%, 11/18/24, Callable 8/18/24 @ 100	832,745
300,000	Walgreens Boots Alliance, Inc., 4.80%, 11/18/44, Callable 5/18/44 @ 100	316,046

		1,627,661

Food Products (0.8%):
795,000	Kraft Heinz Foods Co., 3.95%, 7/15/25, Callable 4/15/25 @ 100	831,413
650,000	Kraft Heinz Foods Co., 4.63%, 1/30/29, Callable 10/30/28 @ 100	701,444
30,000	Kraft Heinz Foods Co., 5.20%, 7/15/45, Callable 1/15/45 @ 100	31,561
375,000	Kraft Heinz Foods Co., 4.38%, 6/1/46, Callable 12/1/45 @ 100	353,490
490,000	Kraft Heinz Foods Co., 4.88%, 10/1/49, Callable 4/1/49 @ 100(a)	490,817
199,000	Post Holdings, Inc., 5.50%, 12/15/29, Callable 12/15/24 @ 102.75(a)	207,209

		2,615,934

Health Care Equipment & Supplies (0.3%):
360,000	Becton Dickinson & Co., 2.40%, 6/5/20	360,312
375,000	Becton Dickinson & Co., 2.98%(US0003M+88bps), 12/29/20, Callable 11/7/19 @ 100	374,946
92,000	Teleflex, Inc., 4.63%, 11/15/27, Callable 11/15/22 @ 102.31	95,910

		831,168

Health Care Providers & Services (2.1%):
200,000	Aetna, Inc., 3.50%, 11/15/24, Callable 8/15/24 @ 100	208,276
372,000	Centene Corp., 5.63%, 2/15/21, Callable 10/11/19 @ 101.41	377,115
1,300,000	Cigna Corp., 4.13%, 11/15/25, Callable 9/15/25 @ 100	1,402,249
500,000	Cigna Corp., 3.05%, 10/15/27, Callable 7/15/27 @ 100	504,216
50,000	Community Health Systems, Inc., 8.63%, 1/15/24, Callable 1/15/21 @ 104.31(a)	51,750
69,000	Community Health Systems, Inc., 8.00%, 3/15/26, Callable 3/15/22 @ 104(a)	68,828
185,000	CVS Health Corp., 5.13%, 7/20/45, Callable 1/20/45 @ 100	209,855
Principal Amount		Fair Value
Corporate Bonds, continued
Health Care Providers & Services, continued
$1,480,000	CVS Health Corp., 5.05%, 3/25/48, Callable 9/25/47 @ 100	$1,675,248
164,000	Encompass Health Corp., 4.75%, 2/1/30, Callable 2/1/25 @ 102.38	165,640

93,000	HCA, Inc., 5.25%, 4/15/25	103,463
160,000	HCA, Inc., 5.88%, 2/1/29, Callable 8/1/28 @ 100	179,200
320,000	HCA, Inc., 5.13%, 6/15/39, Callable 12/15/38 @ 100	349,600
145,000	HCA, Inc., 5.25%, 6/15/49, Callable 12/15/48 @ 100	158,775
300,000	Humana, Inc., 3.95%, 8/15/49, Callable 2/15/49 @ 100	299,039
170,000	Molina Healthcare, Inc., 5.38%, 11/15/22, Callable 8/15/22 @ 100	180,200
156,000	Tenet Healthcare Corp., 4.63%, 7/15/24, Callable 7/15/20 @ 102.31	160,290
134,000	Tenet Healthcare Corp., 4.88%, 1/1/26, Callable 3/1/22 @ 102.44(a)	137,685
226,000	Tenet Healthcare Corp., 5.13%, 11/1/27, Callable 11/1/22 @ 102.56(a)	233,063
500,000	WellPoint, Inc., 3.50%, 8/15/24, Callable 5/15/24 @ 100	524,068

		6,988,560

Health Care Technology (0.0%†):
98,000	Change Health/ Finance, Inc., 5.75%, 3/1/25, Callable 3/1/20 @ 102.88(a)	99,470

Hotels, Restaurants & Leisure (0.1%):
202,000	Churchill Downs, Inc., 5.50%, 4/1/27, Callable 4/1/22 @ 102.75(a)	213,110
100,000	Churchill Downs, Inc., 4.75%, 1/15/28, Callable 1/15/23 @ 102.38(a)	102,250

		315,360

Household Products (0.1%):
200,000	Spectrum Brands, Inc., 5.75%, 7/15/25, Callable 7/15/20 @ 102.88	208,500

Industrial Conglomerates (0.6%):
735,000	General Electric Capital Corp., 5.50%, 1/8/20, MTN	740,687
150,000	General Electric Capital Corp., 4.65%, 10/17/21	155,959
190,000	General Electric Capital Corp., Series A, 6.75%, 3/15/32, MTN	238,189
273,000	General Electric Capital Corp., 5.88%, 1/14/38, MTN	328,115
300,000	General Electric Co., 4.63%, 1/7/21, MTN	307,629
150,000	General Electric Co., 4.13%, 10/9/42	152,349

		1,922,928

Insurance (0.5%):
900,000	Farmers Exchange Capital III, 5.45%(US0003M+345bps), 10/15/54, Callable 10/15/34 @ 100(a)	1,040,234
670,000	Farmers Insurance Exchange, 4.75%(US0003M+323bps), 11/1/57, Callable 11/1/37 @ 100(a)	714,325

		1,754,559

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Principal Amount		Fair Value
Corporate Bonds, continued
Life Sciences Tools & Services (0.1%):
$200,000	IQVIA, Inc., 5.00%, 5/15/27, Callable 5/15/22 @ 102.5(a)	$209,500

Media (0.5%):
125,000	CCO Holdings LLC, 5.38%, 6/1/29, Callable 6/1/24 @ 102.69(a)	133,125
175,000	Charter Communications Operating LLC, 4.20%, 3/15/28, Callable 12/15/27 @ 100	183,371
250,000	Charter Communications Operating LLC, 6.48%, 10/23/45, Callable 4/23/45 @ 100	304,163
400,000	Comcast Corp., 4.60%, 10/15/38, Callable 4/15/38 @ 100	476,833
200,000	CSC Holdings LLC, 5.50%, 5/15/26, Callable 5/15/21 @ 102.75(a)	210,250
290,000	Time Warner Cable, Inc., 5.88%, 11/15/40, Callable 5/15/40 @ 100	323,310

		1,631,052

Oil, Gas & Consumable Fuels (1.5%):
146,000	Antero Resources Corp., 5.13%, 12/1/22, Callable 11/7/19 @ 101.28	127,385
40,000	Antero Resources Corp., 5.63%, 6/1/23, Callable 11/7/19 @ 102.81	34,450
304,000	Antero Resources Corp., 5.00%, 3/1/25, Callable 3/1/20 @ 103.75	247,000
50,000	CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25, Callable 10/15/20 @ 104.22(a)	50,250
35,000	Endeavor Energy Resources LP, 5.75%, 1/30/28, Callable 1/30/23 @ 102.88(a)	37,013
500,000	Energy Transfer Operating LP, 5.88%, 1/15/24, Callable 10/15/23 @ 100	555,396
210,000	Energy Transfer Operating LP, 5.50%, 6/1/27, Callable 3/1/27 @ 100	237,142
700,000	Energy Transfer Partners LP, 5.95%, 10/1/43, Callable 4/1/43 @ 100	798,435
400,000	Kinder Morgan Energy Partners LP, 5.80%, 3/15/35	467,323
60,000	Matador Resources Co., 5.88%, 9/15/26, Callable 9/15/21 @ 104.41	60,000
133,000	Occidental Petroleum Corp., 3.50%, 8/15/29, Callable 5/15/29 @ 100	134,580
200,000	Occidental Petroleum Corp., 4.50%, 7/15/44, Callable 1/15/44 @ 100	203,397
70,000	Parsley Energy LLC, 5.38%, 1/15/25, Callable 1/15/20 @ 104.03(a)	70,700
100,000	Parsley Energy LLC, 5.63%, 10/15/27, Callable 10/15/22 @ 102.81(a)	103,000

150,000	Plains All American Pipeline LP, 4.65%, 10/15/25, Callable 7/15/25 @ 100	159,097
154,000	Range Resources Corp., 4.88%, 5/15/25, Callable 2/15/25 @ 100^	126,280
200,000	Rockies Express Pipeline LLC, 5.63%, 4/15/20(a)	202,750
250,000	Rockies Express Pipeline LLC, 4.95%, 7/15/29, Callable 4/15/29 @ 100(a)	250,000
Principal Amount		Fair Value
Corporate Bonds, continued
Oil, Gas & Consumable Fuels, continued
$60,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.88%, 1/15/29, Callable 1/15/24 @ 103.44(a)	$65,550
600,000	TC PipeLines LP, 3.90%, 5/25/27, Callable 2/25/27 @ 100	623,633
350,000	Williams Partners LP, 6.30%, 4/15/40	429,024

		4,982,405

Personal Products (0.0%†):
64,000	First Quality Finance Co., 5.00%, 7/1/25, Callable 7/1/20 @ 103.75(a)	66,080

Pharmaceuticals (0.7%):
64,000	Bausch Health Cos., Inc., 5.75%, 8/15/27, Callable 8/15/22 @ 102.88(a)	69,040
830,000	Bayer US Finance II LLC, 4.38%, 12/15/28, Callable 9/15/28 @ 100(a)	894,346
410,000	Bayer US Finance II LLC, 4.63%, 6/25/38, Callable 12/25/37 @ 100(a)	441,718
680,000	Bayer US Finance II LLC, 4.88%, 6/25/48, Callable 12/25/47 @ 100(a)	747,365
200,000	Catalent Pharma Solutions, Inc., 4.88%, 1/15/26, Callable 10/15/20 @ 102.44(a)	205,750

		2,358,219

Semiconductors & Semiconductor Equipment (0.2%):
650,000	Broadcom Cayman Finance, Ltd., 3.00%, 1/15/22, Callable 12/15/21 @ 100	656,444

Software (0.1%):
158,000	SS&C Technologies, Inc., 5.50%, 9/30/27, Callable 3/30/22 @ 104.13(a)	164,715

Textiles, Apparel & Luxury Goods (0.0%†):
81,000	USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 9/1/27, Callable 9/1/22 @ 105.16(a)	83,430

Tobacco (0.4%):
200,000	BAT Capital Corp., 4.54%, 8/15/47, Callable 2/15/47 @ 100	191,440
325,000	BAT Capital Corp., 4.76%, 9/6/49, Callable 3/6/49 @ 100	317,022
580,000	Reynolds American, Inc., 5.85%, 8/15/45, Callable 2/15/45 @ 100	641,562

		1,150,024

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Trading Companies & Distributors (0.4%):
545,000	Air Lease Corp., 4.75%, 3/1/20	550,358
655,000	Air Lease Corp., 3.50%, 1/15/22	671,466

		1,221,824

Wireless Telecommunication Services (0.4%):
84,000	Sprint Corp., 7.88%, 9/15/23	92,190
29,000	Sprint Corp., 7.63%, 3/1/26, Callable 11/1/25 @ 100	31,973
275,500	Sprint Spectrum Co. LLC, 3.36%, 3/20/23(a)	277,776
715,000	Sprint Spectrum Co. LLC, 4.74%, 3/20/25(a)	760,052

		1,161,991

Total Corporate Bonds (Cost $59,675,733)		62,861,076

Principal Amount		Fair Value
Yankee Dollars (5.2%):
Banks (0.9%):
$525,000	Lloyds Banking Group plc, 3.30%, 5/7/21	$533,099
485,000	Lloyds Banking Group plc, 2.86%, 3/17/23, Callable 3/17/22 @ 100	486,411
365,000	Lloyds Banking Group plc, 2.91%(US0003M+81bps), 11/7/23, Callable 11/7/22 @ 100	366,122
635,000	Santander UK Group Holdings plc, 2.88%, 10/16/20	638,225
625,000	Santander UK Group Holdings plc, 3.40%, 6/1/21	634,714
500,000	Santander UK Group Holdings plc, 2.88%, 8/5/21	501,465

		3,160,036

Beverages (0.1%):
165,000	Bacardi, Ltd., 4.70%, 5/15/28, Callable 2/15/28 @ 100(a)	179,704
175,000	Bacardi, Ltd., 5.30%, 5/15/48, Callable 11/15/47 @ 100(a)	199,544

		379,248

Containers & Packaging (0.1%):
200,000	Trivium Packaging Finance BV, 5.50%, 8/15/26, Callable 8/15/22 @ 102.75(a)	210,250

Diversified Financial Services (1.5%):
625,000	GE Capital International Funding, 2.34%, 11/15/20	623,266
2,476,000	GE Capital International Funding, 4.42%, 11/15/35	2,583,052
111,000	Intelsat Jackson Holdings SA, 5.50%, 8/1/23, Callable 11/7/19 @ 101.83	103,508
314,000	Intelsat Jackson Holdings SA, 9.75%, 7/15/25, Callable 7/15/21 @ 104.88(a)	328,130
200,000	NXP BV/NXP Funding LLC, 4.13%, 6/1/21(a)	205,000
29,000	OI European Group BV, 4.00%, 3/15/23, Callable 12/15/22 @ 100(a)	29,181
325,000	Park Aerospace Holdings, 5.25%, 8/15/22, Callable 7/15/22 @ 100(a)	342,468
150,000	Park Aerospace Holdings, 4.50%, 3/15/23, Callable 2/15/23 @ 100(a)	155,438
150,000	Park Aerospace Holdings, 5.50%, 2/15/24(a)	162,227

400,000	Virgin Media Secured Finance plc, 5.25%, 1/15/26, Callable 1/15/20 @ 102.63(a)	409,000

		4,941,270

Energy Equipment & Services (0.1%):
72,750	Transocean Phoenix 2, Ltd., 7.75%, 10/15/24, Callable 10/15/20 @ 103.88(a)	76,205
134,390	Transocean Pontus, Ltd., 6.13%, 8/1/25, Callable 8/1/21 @ 104.59(a)	136,405
47,000	Transocean Poseidon, Ltd., 6.88%, 2/1/27, Callable 2/1/22 @ 105.16(a)	49,233
51,750	Transocean Proteus, Ltd., 6.25%, 12/1/24, Callable 12/1/20 @ 103.13(a)	52,268

		314,111

Principal Amount		Fair Value
Yankee Dollars, continued
Food & Staples Retailing (0.1%):
$475,000	Alimentation Couche-Tard, Inc., 3.55%, 7/26/27, Callable 4/26/27 @ 100(a)	$491,955

Food Products (0.2%):
700,000	Mondelez International Hldings Ne, 2.00%, 10/28/21, Callable 9/28/21 @ 100(a)	698,306

Industrial Conglomerates (0.1%):
465,000	Siemens Financieringsmat, 1.70%, 9/15/21(a)	461,636

Metals & Mining (0.1%):
200,000	Indonesia Asahan Aluminium Persero PT, 6.53%, 11/15/28(a)	244,750

Oil, Gas & Consumable Fuels (0.8%):
167,000	eG Global Finance plc, 6.75%, 2/7/25, Callable 5/15/21 @ 103.38(a)	162,825
151,000	Petrobras Global Finance BV, 5.09%, 1/15/30(a)	157,214
165,000	Petroleos Mexicanos, 5.35%, 2/12/28	157,188
635,000	Petroleos Mexicanos, 6.50%, 1/23/29	643,374
365,000	Petroleos Mexicanos, 6.63%, 6/15/35	357,314
710,000	Petroleos Mexicanos, 6.75%, 9/21/47	676,415
255,000	Petroleos Mexicanos, 7.69%, 1/23/50, Callable 7/23/49 @ 100(a)	265,846

		2,420,176

Pharmaceuticals (0.3%):
428,000	Actavis Funding SCS, 4.55%, 3/15/35, Callable 9/15/34 @ 100	453,783
215,000	Valeant Pharmaceuticals International, Inc., 7.00%, 3/15/24, Callable 3/15/20 @ 103.5(a)	226,019

		679,802

Professional Services (0.2%):
121,000	IHS Markit, Ltd., 5.00%, 11/1/22, Callable 8/1/22 @ 100(a)	128,865
125,000	IHS Markit, Ltd., 4.75%, 2/15/25, Callable 11/15/24 @ 100(a)	135,625

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

104,000	IHS Markit, Ltd., 4.00%, 3/1/26, Callable 12/1/25 @ 100(a)	109,720
295,000	IHS Markit, Ltd., 4.75%, 8/1/28, Callable 5/1/28 @ 100	328,188

		702,398

Sovereign Bond (0.2%):
200,000	Oman Government International Bond, 5.63%, 1/17/28(a)	196,998
200,000	Russian Federation, 4.75%, 5/27/26	218,496

		415,494

Thrifts & Mortgage Finance (0.1%):
230,000	Nationwide Building Society, 3.62%(US0003M+118bps), 4/26/23, Callable 4/26/22 @ 100^(a)	234,025

Trading Companies & Distributors (0.2%):
530,000	Aercap Ireland Capital, Ltd., 4.50%, 5/15/21	547,225

Wireless Telecommunication Services (0.2%):
868,000	Vodafone Group plc, 4.88%, 6/19/49	966,838

Total Yankee Dollars (Cost $16,252,352)		16,867,520

Principal Amount		Fair Value
Municipal Bonds (0.9%):
California (0.6%):
$800,000	California State, Build America Bonds, GO, 7.95%, 3/1/36, Continuously Callable @100	$819,376
700,000	Los Angeles Unified School District, Build America Bonds, GO, 5.76%, 7/1/29	861,105

		1,680,481

New York (0.3%):
750,000	New York City Municipal Finance Authority Water & Sewer System, Build America Bonds, Revenue, 5.95%, 6/15/42	1,101,165

Total Municipal Bonds (Cost $2,633,685)		2,781,646

U.S. Government Agency Mortgages (34.0%):
Federal Home Loan Mortgage Corporation (15.1%)
484,844	3.00%, 3/1/31, Pool #G18592	495,832
1,067,238	2.50%, 12/1/31, Pool #G16598	1,077,907
555,773	2.50%, 7/1/32, Pool #G16660	562,352
665,000	Class A3, Series K158, 3.90%, 10/25/33	767,949
1,547,505	3.50%, 1/1/34, Pool #G16756	1,619,085
1,638,990	3.50%, 4/1/44, Pool #G07848	1,720,588
2,329,850	3.50%, 4/1/45, Pool #G60023	2,448,936
2,086,294	4.00%, 12/1/45, Pool #G60344	2,231,658
2,255,720	3.00%, 6/1/46, Pool #G08710	2,307,986
2,051,146	3.50%, 6/1/46, Pool #G08711	2,124,054
1,387,537	3.50%, 8/1/46, Pool #G08716	1,436,888
1,114,945	3.00%, 8/1/46, Pool #G08715	1,140,776
297,430	3.00%, 9/1/46, Pool #G08721	304,317
546,047	3.50%, 9/1/46, Pool #G08722	565,448
1,482,649	3.00%, 10/1/46, Pool #G08726	1,517,010
1,608,486	3.00%, 11/1/46, Pool #G08732	1,645,774
1,861,485	3.00%, 1/1/47, Pool #G08741	1,904,656
1,331,912	3.50%, 4/1/47, Pool #G67703	1,402,134
798,846	Class PA, Series 4846, 4.00%, 6/15/47	870,215
572,115	3.00%, 12/1/47, Pool #G08791	584,842
1,108,478	3.50%, 12/1/47, Pool #G08792	1,141,586
1,847,654	3.50%, 12/1/47, Pool #G67706	1,944,191
2,998,722	3.50%, 1/1/48, Pool #G67707	3,184,418

1,371,850	3.50%, 2/1/48, Pool #G08800	1,414,494
1,038,800	3.50%, 3/1/48, Pool #G67710	1,074,081
3,469,633	3.50%, 3/1/48, Pool #G67708	3,658,365
1,888,335	4.00%, 3/1/48, Pool #G67711	2,018,125
383,578	Class CA, Series 4818, 3.00%, 4/15/48	390,973
675,317	4.00%, 6/1/48, Pool #G67713	714,797
1,747,190	3.50%, 6/1/48, Pool #G08816	1,801,358
364,086	5.00%, 7/1/48, Pool #G08833	390,010
1,119,997	4.50%, 10/1/48, Pool #G08843	1,185,433
1,465,578	4.00%, 1/1/49, Pool #G67718	1,551,213
1,249,923	Class HZ, Series 4639, 3.25%, 4/15/53	1,351,143

		48,548,594

Federal National Mortgage Association (10.6%)
1,245,000	3.06%, 5/1/22, Pool #471258	1,280,119
1,001,589	2.97%, 5/1/27, Pool #AL6829	1,053,004
1,050,000	3.85%, 7/1/30, Pool #AN9776	1,210,765
850,000	3.82%, 11/1/30, Pool #BL0242	963,335
685,272	3.53%, 12/1/30, Pool #AN0475	764,103
725,000	3.17%, 5/1/31, Pool #AN6553	786,783
834,060	3.50%, 1/1/32, Pool #AB4262	856,333
159,393	3.00%, 7/1/32, Pool #MA3060	162,911
554,219	3.00%, 10/1/33, Pool #MA1676	570,129
Principal Amount		Fair Value
U.S. Government Agency Mortgages, continued
Federal National Mortgage Association, continued
$851,845	3.21%, 11/1/37, Pool #AN7345	$912,706
70,914	4.00%, 8/1/42, Pool #MA1146	74,860
1,164,038	3.50%, 4/1/43, Pool #MA1404	1,215,967
711,370	4.50%, 2/1/46, Pool #AL9106	763,796
532,498	Class QA, Series 2018-57, 3.50%, 5/25/46	560,265
1,275,000	5.00%, 11/25/46, TBA	1,366,242
1,460,438	Class PA, Series 2018-55, 3.50%, 1/25/47	1,545,085
883,103	4.00%, 6/1/47, Pool #AS9830	921,206
762,905	4.00%, 7/1/47, Pool #AS9972	795,783
41,881	4.00%, 8/1/47, Pool #MA3088	43,915
700,000	2.50%, 11/25/47, TBA	696,145
1,770,779	3.50%, 1/1/48, Pool #CA0996	1,847,879
142,011	3.50%, 1/1/48, Pool # MA3238	146,968
158,180	4.50%, 5/1/48, Pool #CA1711	167,240
1,739,343	4.50%, 5/1/48, Pool #CA1710	1,838,967
1,212,270	4.50%, 8/1/48, Pool #CA2208	1,278,417
12,475,000	3.00%, 11/25/48, TBA	12,652,378

		34,475,301

Government National Mortgage Association (8.3%)
831,756	3.50%, 3/20/46, Pool #MA3521	862,245
864,868	3.50%, 4/20/46, Pool #MA3597	897,580
167,641	3.50%, 5/20/46, Pool #MA3663	173,959
355,078	3.50%, 9/20/46, Pool #MA3937	369,988
1,917,221	3.00%, 12/20/46, Pool #MA4126	1,973,647
1,484,713	3.50%, 1/20/47, Pool #MA4196	1,554,354
237,285	5.00%, 3/20/47, Pool #MA4324	257,927
614,066	5.00%, 6/20/47, Pool #MA4513	651,613
341,040	3.50%, 6/20/47, Pool #MA4510	355,094
985,310	4.00%, 9/20/47, Pool #MA4720	1,034,029
466,482	5.00%, 9/20/47, Pool #MA4722	500,674
680,740	4.00%, 11/20/47, Pool #MA4838	714,389
407,710	3.50%, 11/20/47, Pool #MA4837	424,515
1,621,630	3.00%, 11/20/47, Pool #MA4836	1,663,627
332,191	4.00%, 12/20/47, Pool #MA4901	348,602
3,417,504	3.50%, 12/20/47, Pool #MA4900	3,558,317
1,283,017	4.00%, 3/20/48, Pool #MA5078	1,339,522
2,769,001	4.50%, 8/20/48, Pool #MA5399	2,894,505
643,127	Class NW, Series 2018-124, 3.50%, 9/20/48	691,545

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

730,881	4.00%, 9/20/48, Pool #MA5466	760,094
5,550,000	3.00%, 11/20/49, TBA	5,688,749

		26,714,975

Total U.S. Government Agency Mortgages (Cost $107,274,963)		109,738,870

U.S. Treasury Obligations (31.8%):
U.S. Treasury Bills (3.1%)
9,735,000	1.75%, 10/1/19(a)(c)	9,734,527
405,000	1.77%, 12/26/19(a)(c)	403,273

		10,137,800

U.S. Treasury Bonds (4.8%)
1,686,000	2.88%, 5/15/49	1,966,034
13,262,000	2.25%, 8/15/49	13,641,210

		15,607,244

U.S. Treasury Inflation Index Bonds (1.2%)
3,446,113	1.00%, 2/15/49	3,869,528

U.S. Treasury Inflation Index Notes (2.1%)
2,980,513	0.50%, 4/15/24	3,017,016
464,606	0.13%, 7/15/24	464,197
3,529,487	0.25%, 7/15/29	3,558,377

		7,039,590

Principal Amount		Fair Value
U.S. Treasury Obligations, continued
U.S. Treasury Notes (20.6%)
$3,210,000	1.63%, 6/30/21	$3,206,489
5,630,000	1.50%, 8/31/21	5,614,166
4,095,000	1.63%, 9/30/21	4,085,402
2,280,000	1.75%, 6/30/24	2,299,238
4,984,000	1.75%, 7/31/24	5,029,168
21,856,000	1.25%, 8/31/24	21,552,064
20,615,000	1.63%, 9/30/24	20,563,462
3,830,000	1.63%, 8/15/29	3,813,244

		66,163,233

Total U.S. Treasury Obligations (Cost $102,145,162)		102,817,395

Securities Held as Collateral for Securities on Loan (0.1%):
374,002	BlackRock Liquidity FedFund, Institutional Class (d)	374,002

Total Securities Held as Collateral for Securities on Loan (Cost $374,002)		374,002

Shares		Fair Value
Unaffiliated Investment Companies (0.4%):
Money Markets (0.4%):
1,335,199	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 1.83%(c)	1,335,199

Total Unaffiliated Investment Companies (Cost $1,335,199)		1,335,199

Total Investment Securities (Cost $338,717,750) - 107.3%		346,603,037
Net other assets (liabilities) - (7.3)%		(23,663,943)

Net Assets - 100.0%		$322,939,094

Percentages indicated are based on net assets as of September 30, 2019.

12MTA	-	12 Month Treasury Average
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
REMIC	-	Real Estate Mortgage Investment Conduit
TBA	-	To Be Announced Security

US0001M	-	1 Month US Dollar LIBOR
US0003M	-	3 Month US Dollar LIBOR
US0006M	-	6 Month US Dollar LIBOR

^	This security or a partial position of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019 was $356,702.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(b)

The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate presented is the rate in effect at September 30, 2019.

(c)	The rate represents the effective yield at September 30, 2019.
(d)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2019.
†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Futures Contracts

Cash of $124,099 has been segregated to cover margin requirements for the following open contracts as of September 30, 2019:

Short Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Euro-Bobl December Futures (Euro)	12/6/19	47	$(6,948,071)	$52,320

				$52,320

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
U.S. Treasury 2-Year Note December Futures (U.S. Dollar)	12/31/19	118	25,429,000	(54,592)
U.S. Treasury 5-Year Note December Futures (U.S. Dollar)	12/31/19	155	18,468,008	31,904

				$(22,688)

Total Net Futures Contracts				$29,632

See accompanying notes to the schedules of portfolio investments.

AZL MetWest Total Return Bond Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Swap Agreements

At September 30, 2019, the Fund’s open centrally cleared interest rate swap agreements were as follows:

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Expiration Date	Notional Amount		Upfront Premiums Paid/ (Received)	Value	Unrealized Appreciation/ (Depreciation)
3-Month U.S. Dollar LIBOR	Quarterly	2.26%	Semi- annually	4/11/22	17,660,000	USD	$—	$276,043	$276,043
3-Month U.S. Dollar LIBOR	Quarterly	2.28%	Semi- annually	5/8/22	8,555,000	USD	—	138,919	138,919
2.34%	Semi- annually	3-Month U.S. Dollar LIBOR	Quarterly	4/11/25	7,260,000	USD	—	(308,478)	(308,478)
2.37%	Semi- annually	3-Month U.S. Dollar LIBOR	Quarterly	5/8/25	3,505,000	USD	—	(154,814)	(154,814)

								$(48,330)	$(48,330)

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (98.4%):
Aerospace & Defense (1.2%):
39,202	Axon Enterprise, Inc.*	$2,225,890
28,254	Curtiss-Wright Corp.	3,655,220
24,068	Teledyne Technologies, Inc.*	7,749,655

		13,630,765

Air Freight & Logistics (0.4%):
60,986	XPO Logistics, Inc.*	4,364,768

Airlines (0.3%):
195,831	JetBlue Airways Corp.*	3,280,169

Auto Components (1.0%):
57,603	Adient plc	1,322,565
95,216	Dana Holding Corp.	1,374,919
57,779	Delphi Technologies plc	774,239
168,557	Gentex Corp.	4,641,218
153,833	Goodyear Tire & Rubber Co.	2,215,964
18,541	Visteon Corp.*	1,530,374

		11,859,279

Automobiles (0.2%):
36,429	Thor Industries, Inc.	2,063,339

Banks (6.8%):
107,563	Associated Banc-Corp.	2,178,151
61,944	BancorpSouth Bank	1,834,162
26,947	Bank of Hawaii Corp.	2,315,556
79,976	Bank OZK	2,180,946
50,295	Cathay General Bancorp	1,746,997
65,347	Commerce Bancshares, Inc.^	3,963,295
37,818	Cullen/Frost Bankers, Inc.	3,348,784
96,292	East West Bancorp, Inc.	4,264,772
214,932	F.N.B. Corp.	2,478,166
89,850	First Financial Bankshares, Inc.	2,994,701
207,261	First Horizon National Corp.	3,357,628
110,284	Fulton Financial Corp.	1,784,395
60,013	Hancock Holding Co.	2,298,198
103,039	Home Bancshares, Inc.	1,936,618
38,226	International Bancshares Corp.	1,476,288
78,404	PacWest Bancorp	2,849,201
47,977	Pinnacle Financial Partners, Inc.	2,722,695
45,685	Prosperity Bancshares, Inc.	3,226,732
36,206	Signature Bank	4,316,478
136,104	Sterling Bancorp	2,730,246
102,358	Synovus Financial Corp.	3,660,322
101,512	TCF Financial Corp.	3,864,562
33,279	Texas Capital Bancshares, Inc.*	1,818,697
42,716	Trustmark Corp.	1,457,043
28,640	UMB Financial Corp.	1,849,571
146,054	Umpqua Holdings Corp.	2,404,049
67,570	United Bankshares, Inc.	2,558,876
219,511	Valley National Bancorp	2,386,085
60,972	Webster Financial Corp.	2,857,758
37,505	Wintrust Financial Corp.	2,423,948

		79,284,920

Beverages (0.2%):
6,077	Boston Beer Co., Inc. (The), Class A*	2,212,514

Biotechnology (0.8%):
200,399	Exelixis, Inc.*	3,544,057
12,610	Ligand Pharmaceuticals, Inc., Class B*	1,255,199
30,683	Repligen Corp.*	2,353,079
29,011	United Therapeutics Corp.*	2,313,627

		9,465,962

Building Products (1.3%):
23,315	Lennox International, Inc.	5,664,845
71,975	Owens Corning, Inc.	4,548,820
81,229	Resideo Technologies, Inc.*	1,165,636

Shares		Fair Value
Common Stocks, continued
Building Products, continued
38,619	Trex Co., Inc.*	$3,511,626

		14,890,927

Capital Markets (2.5%):
74,979	Eaton Vance Corp.	3,368,806
26,446	Evercore Partners, Inc., Class A	2,118,325
25,310	FactSet Research Systems, Inc.	6,149,570
63,760	Federated Investors, Inc., Class B	2,066,462
50,776	Interactive Brokers Group, Inc., Class A	2,730,733
105,506	Janus Henderson Group plc^	2,369,664
54,086	Legg Mason, Inc.	2,065,544
83,929	SEI Investments Co.	4,973,213
46,154	Stifel Financial Corp.	2,648,317

		28,490,634

Chemicals (2.5%):
39,993	Ashland Global Holdings, Inc.	3,081,461
38,326	Cabot Corp.	1,736,934
108,435	Chemours Co. (The)	1,620,019
27,693	Ingevity Corp.*	2,349,474
23,257	Minerals Technologies, Inc.	1,234,714
4,872	NewMarket Corp.	2,300,022
108,353	Olin Corp.	2,028,368
50,987	PolyOne Corp.	1,664,726
85,789	RPM International, Inc.	5,903,141
26,068	Scotts Miracle-Gro Co. (The)	2,654,244
27,998	Sensient Technologies Corp.	1,922,063
124,294	Valvoline, Inc.	2,738,197

		29,233,363

Commercial Services & Supplies (1.9%):
33,079	Brink’s Co. (The)	2,743,903
34,001	Clean Harbors, Inc.*	2,624,877
28,475	Deluxe Corp.	1,399,831
49,033	Healthcare Services Group, Inc.	1,191,012
39,069	Herman Miller, Inc.	1,800,690
28,438	HNI Corp.	1,009,549
88,305	KAR Auction Services, Inc.	2,167,888
23,567	MSA Safety, Inc.	2,571,395
60,284	Stericycle, Inc.*	3,070,264
36,110	Tetra Tech, Inc.	3,132,904

		21,712,313

Communications Equipment (1.1%):
102,621	Ciena Corp.*	4,025,821
20,646	InterDigital, Inc.	1,083,296
50,876	Lumentum Holdings, Inc.*	2,724,919
44,279	NetScout Systems, Inc.*	1,021,074
21,525	Plantronics, Inc.	803,313
38,120	ViaSat, Inc.*	2,871,198

		12,529,621

Construction & Engineering (1.5%):
104,350	Aecom Technology Corp.*	3,919,385
20,835	Dycom Industries, Inc.*	1,063,627
37,138	EMCOR Group, Inc.	3,198,324
92,574	Fluor Corp.	1,770,941
30,989	Granite Construction, Inc.	995,677
93,651	KBR, Inc.	2,298,196
39,808	MasTec, Inc.*	2,584,733
14,349	Valmont Industries, Inc.	1,986,476

		17,817,359

Construction Materials (0.2%):
27,741	Eagle Materials, Inc., Class A	2,496,967

Consumer Finance (0.7%):
28,424	Firstcash, Inc.	2,605,627
31,622	Green Dot Corp., Class A*	798,456
134,537	Navient Corp.	1,722,074

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Consumer Finance, continued
282,953	SLM Corp.	$2,497,060

		7,623,217

Containers & Packaging (1.0%):
42,369	AptarGroup, Inc.	5,018,608
17,416	Greif, Inc., Class A	659,892
102,848	Owens-Illinois, Inc.	1,056,249
51,487	Silgan Holdings, Inc.	1,546,412
66,210	Sonoco Products Co.	3,854,084

		12,135,245

Distributors (0.5%):
26,412	Pool Corp.	5,327,300

Diversified Consumer Services (1.0%):
36,430	Adtalem Global Education, Inc.*	1,387,619
2,879	Graham Holdings Co., Class B	1,910,073
120,648	Service Corp. International	5,768,180
21,643	Sotheby’s*	1,233,218
30,721	WW International, Inc.*	1,161,868

		11,460,958

Diversified Financial Services (0.3%):
167,186	Jefferies Financial Group, Inc.	3,076,222

Electric Utilities (1.6%):
34,175	ALLETE, Inc.	2,987,237
72,095	Hawaiian Electric Industries, Inc.	3,288,253
33,342	IDA Corp., Inc.	3,756,643
132,434	OGE Energy Corp.	6,009,855
52,698	PNM Resources, Inc.	2,744,512

		18,786,500

Electrical Equipment (1.2%):
26,378	Acuity Brands, Inc.	3,555,491
28,178	EnerSys	1,858,057
35,996	Hubbell, Inc.	4,729,874
102,716	nVent Electric plc	2,263,861
27,815	Regal-Beloit Corp.	2,026,323

		14,433,606

Electronic Equipment, Instruments & Components (4.1%):
54,990	Arrow Electronics, Inc.*	4,101,154
68,465	Avnet, Inc.	3,045,666
25,560	Belden, Inc.	1,363,370
112,907	Cognex Corp.	5,547,121
15,834	Coherent, Inc.*	2,434,002
57,480	II-VI, Inc.*	2,023,871
92,069	Jabil, Inc.	3,293,308
16,243	Littlelfuse, Inc.	2,880,046
78,528	National Instruments Corp.	3,297,391
26,980	SYNNEX Corp.	3,046,042
23,614	Tech Data Corp.*	2,461,523
166,581	Trimble Navigation, Ltd.*	6,465,009
87,560	Vishay Intertechnology, Inc.	1,482,391
35,802	Zebra Technologies Corp., Class A*	7,388,459

		48,829,353

Energy Equipment & Services (0.6%):
51,247	Apergy Corp.*	1,386,232
29,350	Core Laboratories NV	1,368,297
65,451	Oceaneering International, Inc.*	886,861
134,386	Patterson-UTI Energy, Inc.	1,149,000
380,475	Transocean, Ltd.*	1,700,723

		6,491,113

Entertainment (1.0%):
70,531	Cinemark Holdings, Inc.	2,725,318
92,005	Live Nation, Inc.*	6,103,611

Shares		Fair Value
Common Stocks, continued
Entertainment, continued
31,466	World Wrestling Entertainment, Inc., Class A^	$2,238,806

		11,067,735

Equity Real Estate Investment Trusts (10.8%):
44,927	Alexander & Baldwin, Inc.	1,101,161
90,903	American Campus Communities, Inc.	4,370,616
196,966	Brixmor Property Group, Inc.	3,996,440
64,060	Camden Property Trust	7,111,300
78,792	Corecivic, Inc.	1,361,526
24,368	Coresite Realty Corp.	2,969,241
74,065	Corporate Office Properties Trust	2,205,656
97,097	Cousins Properties, Inc.	3,649,876
74,886	Cyrusone, Inc.	5,923,483
108,913	Douglas Emmett, Inc.	4,664,744
24,849	EastGroup Properties, Inc.	3,106,622
51,311	EPR Properties	3,943,763
83,682	First Industrial Realty Trust, Inc.	3,310,460
80,219	Geo Group, Inc. (The)	1,390,997
85,507	Healthcare Realty Trust, Inc.	2,864,485
68,622	Highwoods Properties, Inc.	3,083,873
77,993	JBG SMITH Properties	3,058,106
61,458	Kilroy Realty Corp.	4,786,964
56,867	Lamar Advertising Co., Class A	4,659,113
104,381	Liberty Property Trust	5,357,877
30,863	Life Storage, Inc.	3,253,269
59,909	Mack-Cali Realty Corp.	1,297,629
295,252	Medical Properties Trust, Inc.	5,775,129
113,553	National Retail Properties, Inc.	6,404,389
143,269	Omega Healthcare Investors, Inc.	5,987,212
158,566	Parks Hotels & Resorts, Inc.	3,959,393
86,234	Pebblebrook Hotel Trust	2,399,030
44,564	Potlatch Corp.	1,830,912
13,248	PS Business Parks, Inc.	2,410,474
85,981	Rayonier, Inc.	2,424,664
125,381	Sabra Health Care REIT, Inc.	2,878,748
157,284	Senior Housing Properties Trust	1,455,663
108,797	Service Properties Trust	2,805,875
59,614	Spirit Realty Capital, Inc.	2,853,126
62,046	Tanger Factory Outlet Centers, Inc.^	960,472
40,495	Taubman Centers, Inc.	1,653,411
127,781	Uniti Group, Inc.	992,219
76,352	Urban Edge Properties	1,511,006
80,019	Weingarten Realty Investors	2,330,953

		126,099,877

Food & Staples Retailing (0.5%):
24,325	Casey’s General Stores, Inc.	3,920,217
78,142	Sprouts Farmers Market, Inc.*	1,511,266

		5,431,483

Food Products (1.7%):
127,341	Flowers Foods, Inc.	2,945,397
53,228	Hain Celestial Group, Inc.*	1,143,071
44,147	Ingredion, Inc.	3,608,575
13,067	Lancaster Colony Corp.	1,811,740
34,637	Pilgrim’s Pride Corp.*	1,109,943
45,440	Post Holdings, Inc.*	4,809,369
13,044	Sanderson Farms, Inc.	1,973,949
11,190	Tootsie Roll Industries, Inc.	415,597
37,182	TreeHouse Foods, Inc.*	2,061,742

		19,879,383

Gas Utilities (1.9%):
57,105	National Fuel Gas Co.	2,679,367
59,530	New Jersey Resources Corp.	2,691,947
34,889	ONE Gas, Inc.	3,353,182
35,950	Southwest Gas Corp.	3,272,888
33,615	Spire, Inc.	2,932,573

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Gas Utilities, continued
138,245	UGI Corp.	$6,949,575

		21,879,532

Health Care Equipment & Supplies (4.0%):
31,564	Avanos Medical, Inc.*	1,182,387
24,315	Cantel Medical Corp.	1,818,762
50,709	Globus Medical, Inc., Class A*	2,592,244
33,583	Haemonetics Corp.*	4,236,160
44,204	Hill-Rom Holdings, Inc.	4,651,587
12,715	ICU Medical, Inc.*	2,029,314
46,968	Integra LifeSciences Holdings Corp.*	2,821,368
32,016	LivaNova plc*	2,362,461
32,457	Masimo Corp.*	4,829,277
34,433	NuVasive, Inc.*	2,182,364
21,177	Penumbra, Inc.*^	2,848,095
56,028	Steris plc	8,095,486
48,791	West Pharmaceutical Services, Inc.	6,919,539

		46,569,044

Health Care Providers & Services (2.1%):
58,354	Acadia Healthcare Co., Inc.*	1,813,642
21,287	Amedisys, Inc.*	2,788,810
10,533	Chemed Corp.	4,398,265
64,674	Covetrus, Inc.*	768,974
65,247	Encompass Health Corp.	4,128,830
46,784	HealthEquity, Inc.*	2,673,472
55,857	MEDNAX, Inc.*	1,263,485
41,489	Molina Healthcare, Inc.*	4,552,173
56,894	Patterson Cos., Inc.	1,013,851
68,440	Tenet Healthcare Corp.*	1,513,893

		24,915,395

Health Care Technology (0.4%):
110,256	Allscripts Healthcare Solutions, Inc.*	1,210,611
41,191	Medidata Solutions, Inc.*	3,768,976

		4,979,587

Hotels, Restaurants & Leisure (4.1%):
52,941	Boyd Gaming Corp.	1,267,937
24,810	Brinker International, Inc.	1,058,643
367,654	Caesars Entertainment Corp.*	4,286,845
27,235	Cheesecake Factory, Inc. (The)	1,135,155
23,574	Churchill Downs, Inc.	2,910,328
15,907	Cracker Barrel Old Country Store, Inc.	2,587,274
27,279	Domino’s Pizza, Inc.	6,672,170
54,725	Dunkin’ Brands Group, Inc.	4,342,975
43,218	Eldorado Resorts, Inc.*	1,723,102
15,783	International Speedway Corp., Class A	710,393
17,085	Jack in the Box, Inc.	1,556,785
25,588	Marriott Vacations Worldwide Corp.	2,651,173
14,547	Papa John’s International, Inc.^	761,535
71,767	Penn National Gaming, Inc.*	1,336,660
35,833	Scientific Games Corp., Class A*	729,202
51,902	Six Flags Entertainment Corp.	2,636,103
43,378	Texas Roadhouse, Inc., Class A	2,278,213
122,051	Wendy’s Co. (The)	2,438,579
63,741	Wyndham Hotels & Resorts, Inc.	3,297,959
60,925	Wyndham Worldwide Corp.	2,803,769

		47,184,800

Household Durables (1.0%):
16,610	Helen of Troy, Ltd.*	2,618,733
56,548	KB Home	1,922,632
30,461	Tempur Sealy International, Inc.*	2,351,589
85,407	Toll Brothers, Inc.	3,505,957
94,117	TRI Pointe Homes, Inc.*	1,415,520

		11,814,431

Shares		Fair Value
Common Stocks, continued
Household Products (0.2%):
42,394	Energizer Holdings, Inc.	$1,847,531
4,180	Spectrum Brands Holdings, Inc.	220,351

		2,067,882

Industrial Conglomerates (0.5%):
37,450	Carlisle Cos., Inc.	5,450,473

Insurance (5.7%):
9,547	Alleghany Corp.*	7,616,215
47,702	American Financial Group, Inc.	5,144,661
73,896	Brighthouse Financial, Inc.*	2,990,571
154,453	Brown & Brown, Inc.	5,569,575
103,468	CNO Financial Group, Inc.	1,637,898
74,163	First American Financial Corp.	4,376,359
332,986	Genworth Financial, Inc., Class A*	1,465,138
26,236	Hanover Insurance Group, Inc. (The)	3,556,027
41,430	Kemper Corp.	3,229,469
17,945	Mercury General Corp.	1,002,767
188,558	Old Republic International Corp.	4,444,312
27,779	Primerica, Inc.	3,534,322
41,522	Reinsurance Group of America, Inc.	6,638,537
29,217	RenaissanceRe Holdings, Ltd.	5,652,028
39,278	Selective Insurance Group, Inc.	2,953,313
95,738	W.R. Berkley Corp.	6,915,156

		66,726,348

Interactive Media & Services (0.1%):
42,558	Yelp, Inc.*	1,478,891

Internet & Direct Marketing Retail (0.7%):
79,695	Etsy, Inc.*	4,502,767
60,438	GrubHub, Inc.*^	3,397,220

		7,899,987

IT Services (2.5%):
16,462	CACI International, Inc., Class A*	3,807,002
52,899	CoreLogic, Inc.*	2,447,637
44,864	LiveRamp Holdings, Inc.*	1,927,357
42,217	Maximus, Inc.	3,261,685
91,502	Perspecta, Inc.	2,390,032
181,026	Sabre Corp.	4,054,077
32,393	Science Applications International Corp.	2,829,529
75,681	Teradata Corp.*	2,346,111
28,630	WEX, Inc.*	5,785,265

		28,848,695

Leisure Products (0.8%):
56,643	Brunswick Corp.	2,952,233
228,602	Mattel, Inc.*^	2,603,777
38,012	Polaris Industries, Inc.	3,345,436

		8,901,446

Life Sciences Tools & Services (1.7%):
14,220	Bio-Rad Laboratories, Inc., Class A*	4,731,563
25,183	Bio-Techne Corp.	4,927,558
32,290	Charles River Laboratories International, Inc.*	4,274,227
41,544	PRA Health Sciences, Inc.*	4,122,411
41,001	Syneos Health, Inc.*	2,181,663

		20,237,422

Machinery (4.1%):
41,819	AGCO Corp.	3,165,698
55,413	Colfax Corp.*^	1,610,302
33,712	Crane Co.	2,718,199
84,370	Donaldson Co., Inc.	4,393,990
110,356	Graco, Inc.	5,080,790
58,220	ITT, Inc.	3,562,482
54,556	Kennametal, Inc.	1,677,051
40,847	Lincoln Electric Holdings, Inc.	3,543,886
33,851	Nordson Corp.	4,951,047

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
45,212	OshKosh Corp.	$3,427,070
43,337	Terex Corp.	1,125,462
45,394	Timken Co.	1,975,093
70,527	Toro Co.	5,169,628
67,853	Trinity Industries, Inc.	1,335,347
37,234	Woodward, Inc.	4,014,942

		47,750,987

Marine (0.3%):
39,630	Kirby Corp.*	3,256,001

Media (1.1%):
29,290	AMC Networks, Inc., Class A*	1,439,896
3,322	Cable One, Inc.	4,168,113
29,207	John Wiley & Sons, Inc., Class A	1,283,356
26,510	Meredith Corp.	971,857
95,090	New York Times Co. (The), Class A	2,708,163
143,336	Tegna, Inc.	2,226,008

		12,797,393

Metals & Mining (1.9%):
83,412	Allegheny Technologies, Inc.*	1,689,093
31,534	Carpenter Technology Corp.	1,629,046
78,017	Commercial Metals Co.	1,355,935
22,417	Compass Minerals International, Inc.	1,266,336
44,098	Reliance Steel & Aluminum Co.	4,394,807
43,374	Royal Gold, Inc.	5,344,112
145,290	Steel Dynamics, Inc.	4,329,642
113,251	United States Steel Corp.^	1,308,049
24,582	Worthington Industries, Inc.	886,181

		22,203,201

Multiline Retail (0.2%):
6,774	Dillard’s, Inc., Class A^	447,829
36,180	Ollie’s Bargain Outlet Holdings, Inc.*	2,121,595

		2,569,424

Multi-Utilities (0.8%):
40,399	Black Hills Corp.	3,099,815
131,695	MDU Resources Group, Inc.	3,712,482
33,372	NorthWestern Corp.	2,504,569

		9,316,866

Oil, Gas & Consumable Fuels (1.6%):
171,015	Antero Midstream Corp.^	1,265,511
746,123	Chesapeake Energy Corp.*^	1,052,033
124,407	CNX Resources Corp.*	903,195
168,534	EQT Corp.	1,793,202
134,980	Equitrans Midstream Corp.	1,963,959
72,542	Matador Resources Co.*	1,199,119
101,976	Murphy Oil Corp.	2,254,689
191,651	Oasis Petroleum, Inc.*	663,112
67,595	PBF Energy, Inc., Class A	1,837,908
358,128	Southwestern Energy Co.*	691,187
43,367	World Fuel Services Corp.	1,732,078
279,451	WPX Energy, Inc.*	2,959,387

		18,315,380

Paper & Forest Products (0.3%):
41,510	Domtar Corp.	1,486,473
81,781	Louisiana-Pacific Corp.	2,010,177

		3,496,650

Personal Products (0.2%):
35,832	Edgewell Personal Care Co.*	1,164,182
36,749	Nu Skin Enterprises, Inc., Class A	1,562,935

		2,727,117

Pharmaceuticals (0.5%):
96,608	Catalent, Inc.*	4,604,337
33,324	Prestige Brands Holdings, Inc.*	1,156,010

		5,760,347

Shares		Fair Value
Common Stocks, continued
Professional Services (0.7%):
34,998	ASGN, Inc.*	$2,199,974
25,613	Insperity, Inc.	2,525,954
39,589	ManpowerGroup, Inc.	3,334,978

		8,060,906

Real Estate Management & Development (0.4%):
34,086	Jones Lang LaSalle, Inc.	4,739,999

Road & Rail (1.8%):
38,806	Avis Budget Group, Inc.*	1,096,658
37,452	Genesee & Wyoming, Inc., Class A*	4,138,821
81,103	Knight-Swift Transportation Holdings, Inc.	2,944,039
26,181	Landstar System, Inc.	2,947,457
42,345	Old Dominion Freight Line, Inc.	7,197,379
35,286	Ryder System, Inc.	1,826,756
29,173	Werner Enterprises, Inc.	1,029,807

		21,180,917

Semiconductors & Semiconductor Equipment (3.7%):
38,465	Cirrus Logic, Inc.*	2,060,955
70,774	Cree, Inc.*	3,467,926
244,334	Cypress Semiconductor Corp.	5,702,756
50,204	First Solar, Inc.*	2,912,334
36,047	MKS Instruments, Inc.	3,326,417
26,595	Monolithic Power Systems, Inc.	4,138,980
44,128	Semtech Corp.*	2,145,062
28,676	Silicon Laboratories, Inc.*	3,193,073
21,829	Synaptics, Inc.*	872,069
112,434	Teradyne, Inc.	6,511,052
28,049	Universal Display Corp.	4,709,427
72,272	Versum Materials, Inc.	3,825,357

		42,865,408

Software (3.1%):
77,217	ACI Worldwide, Inc.*	2,418,823
32,492	Blackbaud, Inc.	2,935,327
80,136	CDK Global, Inc.	3,853,740
27,499	CommVault Systems, Inc.*	1,229,480
19,118	Fair Isaac Corp.*	5,802,695
30,696	J2 Global, Inc.	2,787,811
32,790	LogMeIn, Inc.	2,326,778
42,524	Manhattan Associates, Inc.*	3,430,411
68,581	PTC, Inc.*	4,675,853
25,526	Tyler Technologies, Inc.*	6,700,575

		36,161,493

Specialty Retail (2.1%):
44,612	Aaron’s, Inc.	2,866,767
105,346	American Eagle Outfitters, Inc.	1,708,712
38,894	AutoNation, Inc.*	1,971,926
84,750	Bed Bath & Beyond, Inc.^	901,740
43,702	Dick’s Sporting Goods, Inc.	1,783,479
36,829	Five Below, Inc.*	4,644,136
72,474	Foot Locker, Inc.	3,127,978
19,882	Murphy U.S.A., Inc.*	1,695,935
79,954	Sally Beauty Holdings, Inc.*	1,190,515
46,665	Urban Outfitters, Inc.*	1,310,820
51,698	Williams-Sonoma, Inc.	3,514,430

		24,716,438

Technology Hardware, Storage & Peripherals (0.2%):
84,276	NCR Corp.*	2,659,751

Textiles, Apparel & Luxury Goods (0.8%):
29,675	Carter’s, Inc.	2,706,657
19,074	Deckers Outdoor Corp.*	2,810,745
88,385	Skechers U.S.A., Inc., Class A*	3,301,179

		8,818,581

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Thrifts & Mortgage Finance (0.6%):
5,070	LendingTree, Inc.*	$1,573,880
309,201	New York Community Bancorp, Inc.	3,880,473
52,665	Washington Federal, Inc.	1,948,078

		7,402,431

Trading Companies & Distributors (0.7%):
23,679	GATX Corp.	1,835,833
29,777	MSC Industrial Direct Co., Inc., Class A	2,159,726
71,979	NOW, Inc.*	825,599
21,577	Watsco, Inc.	3,650,397

		8,471,555

Water Utilities (0.6%):
142,755	Aqua America, Inc.	6,399,707

Wireless Telecommunication Services (0.1%):
64,551	Telephone & Data Systems, Inc.	1,665,416

Total Common Stocks (Cost $947,974,159)		1,144,264,793

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Private Placements (1.0%):
Internet & Direct Marketing Retail (0.8%):
$76,914	Airbnb, Inc., Series D, 0.00%(a)(b)	9,791,921

Software (0.2%):
229,712	Palantir Technologies, Inc., Series G, 0.00%*(a)(b)	1,398,947
67,672	Palantir Technologies, Inc., Series H, 0.00%(a)(b)	412,122
67,672	Palantir Technologies, Inc., Series H1, 0.00%(a)(b)	412,122

		2,223,191

Total Private Placements (Cost $4,309,378)		12,015,112

Securities Held as Collateral for Securities on Loan (1.9%):
$21,749,474	BlackRock Liquidity FedFund, Institutional Class (c)	21,749,474

Total Securities Held as Collateral for Securities on Loan (Cost $21,749,474)		21,749,474

Unaffiliated Investment Companies (0.5%):
Money Markets (0.5%):
5,845,707	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 1.83%(d)	5,845,707

Total Unaffiliated Investment Companies (Cost $5,845,707)		5,845,707

Total Investment Securities (Cost $979,878,718) - 101.8%		1,183,875,086
Net other assets (liabilities) - (1.8)%		(21,471,292)

Net Assets - 100.0%		$1,162,403,794

Percentages indicated are based on net assets as of September 30, 2019.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019 was $21,422,743.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2019. The total of all such securities represent 1.03% of the net assets of the fund.

(b)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2019, these securities represent 1.03% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2019.
(d)	The rate represents the effective yield at September 30, 2019.

See accompanying notes to the schedules of portfolio investments.

AZL Mid Cap Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Futures Contracts

Cash of $280,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P Midcap 400 E-Mini December Futures (U.S. Dollar)	12/20/19	36	$6,976,800	$(63,127)

				$(63,127)

See accompanying notes to the schedules of portfolio investments.

AZL Moderate Index Strategy Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Affiliated Investment Companies (100.1%):
Domestic Equity Funds (45.2%):
2,447,975	AZL Mid Cap Index Fund, Class 2	$54,565,355
1,986,875	AZL Small Cap Stock Index Fund, Class 2	27,339,399
10,848,612	AZL S&P 500 Index Fund, Class 2	190,393,144

		272,297,898

Fixed Income Funds (39.9%):
20,977,846	AZL Enhanced Bond Index Fund	240,406,118

		240,406,118

International Equity Funds (15.0%):
5,641,377	AZL International Index Fund, Class 2	90,600,520

		90,600,520

Total Affiliated Investment Companies (Cost $527,148,358)		603,304,536

Total Investment Securities (Cost $527,148,358) - 100.1%		603,304,536
Net other assets (liabilities) - (0.1)%		(323,770)

Net Assets - 100.0%		$602,980,766

Percentages indicated are based on net assets as of September 30, 2019.

See accompanying notes to the schedules of portfolio investments.

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (98.1%):
Diversified Real Estate Activities (7.1%):
20,800	CapitaLand, Ltd.	$53,290
97,000	Hang Lung Properties, Ltd.	220,487
67,100	Lendlease Global Commercial REIT*	42,733
91,911	Mitsubishi Estate Co., Ltd.	1,779,960
69,398	Mitsui Fudosan Co., Ltd.	1,727,390
287,801	New World Development Co., Ltd.	375,974
32,931	Sumitomo Realty & Development Co., Ltd.	1,258,786
133,471	Sun Hung Kai Properties, Ltd.	1,929,640
4,300	Tokyo Tatemono Co., Ltd.	60,687
34,315	UOL Group, Ltd.	186,323

		7,635,270

Diversified REITs (7.0%):
43	Activia Properties, Inc.	219,593
2,868	Fonciere des Regions SA	303,491
5,940	Gecina SA	933,219
148,877	GPT Group	619,571
9,289	H&R Real Estate Investment Trust	162,191
83	Hulic REIT, Inc.	152,484
3,469	ICADE	310,192
18	Kenedix Office Investment Corp.	142,196
133,982	Land Securities Group plc	1,410,535
21,660	Lexington Realty Trust	222,015
7,740	Liberty Property Trust	397,294
57,329	Merlin Properties Socimi SA	800,831
219,913	Mirvac Group	454,718
300	Nomura Real Estate Master Fund, Inc.	541,763
82	Premier Investment Corp.	120,374
38,248	Stockland Trust Group	117,511
284	United Urban Investment Corp.	544,006

		7,451,984

Health Care REITs (3.4%):
11,468	HCP, Inc.	408,605
44,858	Healthcare Realty Trust, Inc.	1,502,743
16,274	Healthcare Trust of America, Inc., Class A^	478,130
15,000	Senior Housing Properties Trust	138,825
4,350	Ventas, Inc.	317,681
8,385	Welltower, Inc.	760,100

		3,606,084

Hotel & Resort REITs (5.5%):
139,976	DiamondRock Hospitality Co.	1,434,754
147,256	Host Hotels & Resorts, Inc.	2,546,056
180	Invincible Investment Corp.	111,078
464	Japan Hotel REIT Investment Corp.	345,950
6,052	Parks Hotels & Resorts, Inc.	151,118
7,435	RLJ Lodging Trust	126,321
81,917	Sunstone Hotel Investors, Inc.	1,125,540

		5,840,817

Industrial REITs (5.2%):
173,798	Ascendas Real Estate Investment Trust	392,732
10,530	Duke Realty Corp.	357,704
181,600	Frasers Logistics & Industrial Trust	162,974
266	GLP J-REIT	352,806
37,800	Mapletree Industrial Trust	66,483
96,700	Mapletree Logistics Trust	113,472
64	Nippon Prologis REIT, Inc.	175,289
43,403	ProLogis, Inc.	3,698,804
28,057	SERGO plc	279,652

		5,599,916

Office REITs (20.9%):
5,031	Alexandria Real Estate Equities, Inc.	774,975

Shares		Fair Value
Common Stocks, continued
Office REITs, continued
17,951	Alstria Office REIT-AG	$307,835
27,652	Boston Properties, Inc.	3,585,358
225,544	CapitaLand Commercial Trust	337,620
39,106	Columbia Property Trust, Inc.	827,092
20,645	Cousins Properties, Inc.	776,046
20	Daiwa Office Investment Corp.	155,226
16,169	Derwent Valley Holdings plc	670,044
77,987	Dexus Property Group	628,177
64,952	Great Portland Estates plc	598,834
233,923	Hibernia REIT plc	375,114
24,607	Hudson Pacific Properties, Inc.	823,350
36,713	Inmobiliaria Colonial SA	442,898
47	Japan Excellent, Inc.	76,723
139	Japan Real Estate Investment Corp.	932,226
16,632	JBG SMITH Properties	652,141
6,405	Kilroy Realty Corp.	498,885
29,713	Mack-Cali Realty Corp.	643,584
91	Mori Trust Sogo REIT, Inc.^	163,134
166	Nippon Building Fund, Inc.	1,274,939
2,586	NSI NV	111,741
42	ORIX JREIT, Inc.	91,717
66,154	Paramount Group, Inc.	883,156
57,568	SL Green Realty Corp.	4,706,184
30,479	Vornado Realty Trust	1,940,598
1,680	Workspace Group plc	19,874

		22,297,471

Real Estate Development (2.3%):
149,925	China Overseas Land & Investment, Ltd.	474,299
84,000	China Resources Land, Ltd.	350,220
87,540	CK Asset Holdings, Ltd.	596,125
112,400	Guangzhou R&F Properties Co., Ltd., Class H	170,285
72,500	Longfor Properties Co., Ltd.	271,881
87,073	Sino Land Co., Ltd.	131,422
34,234	St. Modwen Properties plc	182,848
80,740	Urban & Civic plc	321,583

		2,498,663

Real Estate Operating Companies (8.0%):
3,013	ADO Properties SA	124,107
19,751	Atrium European Real Estate, Ltd.	78,772
4,575	Atrium Ljungberg AB, Class B	101,102
2,485,087	BGP Holdings plc*(a)	3,521
29,758	Capital & Counties Properties plc	86,023
7,446	Carmila SA	130,042
5,263	Castellum AB	112,728
27,391	Deutsche Wohnen AG	1,000,090
21,487	Entra ASA	337,106
44,202	First Capital Realty, Inc.	736,422
45,289	Grainger Trust plc	137,043
233,152	Hongkong Land Holdings, Ltd.	1,313,678
17,331	Hufvudstaden AB	313,800
15,656	Hulic Co., Ltd.	160,740
33,669	Hysan Development Co., Ltd.	136,222
12,078	Kojamo Oyj	197,900
9,386	Kungsleden AB	85,256
1,659	LEG Immobilien AG	189,878
33,959	Norwegian Property ASA	47,421
1,671	PSP Swiss Property AG	212,183
339,929	Swire Properties, Ltd.	1,071,532
26,161	Vonovia SE	1,326,903
110,710	Wharf Real Estate Investment Co., Ltd.	606,966

		8,509,435

See accompanying notes to the schedules of portfolio investments.

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Residential REITs (12.4%):
118	Advance Residence Investment	$387,826
11,710	American Campus Communities, Inc.	563,017
24,661	American Homes 4 Rent, Class A	638,473
7,951	Apartment Investment & Management Co.	414,565
19,520	AvalonBay Communities, Inc.	4,203,242
3,668	Boardwalk REIT	122,968
13,075	Camden Property Trust	1,451,456
26,462	Equity Residential Property Trust	2,282,612
3,227	Essex Property Trust, Inc.	1,054,100
32,627	Invitation Homes, Inc.	966,085
4,996	Mid-America Apartment Communities, Inc.	649,530
11,142	UDR, Inc.	540,164

		13,274,038

Retail REITs (21.2%):
193,458	British Land Co. plc	1,391,522
14,451	Brixmor Property Group, Inc.	293,211
155,252	CapitaMall Trust	295,647
13,951	Crombie REIT	166,397
16,613	Eurocommercial Properties NV	462,761
22,000	Fortune REIT	25,191
12	Frontier Real Estate Investment Corp.	51,125
129,766	Hammerson plc	452,396
164	Japan Retail Fund Investment Corp.	346,799
57,674	Klepierre	1,958,164
58,020	Liberty International plc	31,624
188,384	Link REIT (The)	2,068,217
78,841	Macerich Co. (The)^	2,490,587
41,300	Mapletree Commercial Trust	68,452
25,175	Mercialys SA	334,869
18,269	Regency Centers Corp.	1,269,513
37,969	RioCan REIT	756,113
301,453	Scentre Group	800,213
5,153	Shaftesbury plc	57,549
41,529	Simon Property Group, Inc.	6,463,988
4,125	Smart Real Estate Investment Trust	101,202
10,224	Unibail-Rodamco-Westfield	1,490,260
269,030	Vicinity Centres	466,872
26,020	Weingarten Realty Investors	757,963
3,515	Wereldhave NV^	78,193

		22,678,828

Specialized REITs (5.1%):
31,592	CubeSmart	1,102,561
11,415	Digital Realty Trust, Inc.	1,481,781
5,500	Extra Space Storage, Inc.	642,510
13,717	Gaming & Leisure Properties, Inc.	524,538
10,800	Keppel DC REIT	14,932
2,240	Life Storage, Inc.	236,118
5,926	Public Storage, Inc.	1,453,470
11	QTS Realty Trust, Inc., Class A^	566

		5,456,476

Total Common Stocks (Cost $93,714,361)		104,848,982

Right (0.0%†):
Specialized REITs (0.0%†):
1,134	Keppel DC REIT, Expires on 10/08/19*	164

Total Right (Cost $–)		164

Shares or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (3.1%):
$3,278,878	BlackRock Liquidity FedFund, Institutional Class(b)	3,278,878

Total Securities Held as Collateral for Securities on Loan (Cost $3,278,878)		3,278,878

Unaffiliated Investment Companies (1.1%):
Money Markets (1.1%):
1,219,833	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 1.83%(c)	1,219,833

Total Unaffiliated Investment Companies (Cost $1,219,833)		1,219,833

Total Investment Securities (Cost $98,213,072) - 102.3%		109,347,857
Net other assets (liabilities) - (2.3)%		(2,488,226)

Net Assets - 100.0%		$106,859,631

Percentages indicated are based on net assets as of September 30, 2019.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019 was $3,146,573.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2019. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2019.
(c)	The rate represents the effective yield at September 30, 2019.
†	Represents less than 0.05%.

Amounts shown as “—” are either $0 or rounds to less than $1.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2019:

See accompanying notes to the schedules of portfolio investments.

AZL Morgan Stanley Global Real Estate Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Country	Percentage
Australia	2.8%
Bermuda	1.2%
Canada	1.9%
China	0.2%
Finland	0.2%
France	5.0%
Germany	2.7%
Hong Kong	7.5%
Ireland	0.3%
Japan	10.2%
Jersey	0.1%
Netherlands	0.6%
Norway	0.4%
Singapore	1.6%
Spain	1.1%
Sweden	0.6%
Switzerland	0.2%
United Kingdom	5.2%
United States	58.2%

100.0%

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (96.4%):
Aerospace & Defense (0.2%):
19,599	Aecc Aviation Power Co., Ltd.	$60,241
15,085	Aselsan Elektronik Sanayi Ve Ticaret AS	53,868
20,300	Avic Aircraft Co., Ltd.	44,385
139,000	AviChina Industry & Technology Co., Ltd., Class H	68,514
38,976	Embraer SA	168,021
3,628	Korea Aerospace Industries, Ltd.	118,655

		513,684

Air Freight & Logistics (0.2%):
1,014	Hyundai Glovis Co., Ltd.	132,405
109,000	Sinotrans, Ltd.	34,360
15,645	ZTO Express Cayman, Inc., ADR	333,708

		500,473

Airlines (0.3%):
98,000	Air China, Ltd.	86,792
89,500	AirAsia Berhad	37,595
95,000	China Airlines, Ltd.	27,753
39,299	China Eastern Airlines Corp., Ltd.*	28,680
46,000	China Eastern Airlines Corp., Ltd., Class H*	22,503
126,000	China Southern Airlines Co., Ltd., Class H	76,978
102,673	Eva Airways Corp.	45,228
4,270	InterGlobe Aviation, Ltd.	113,911
2,231	Korean Air Lines Co., Ltd.	42,734
15,510	Latam Airlines Group SA	171,529
28,736	Turk Hava Yollari Anonim Ortakligi*	63,211

		716,914

Auto Components (0.5%):
10,860	Bharat Forge, Ltd.	68,419
395	Bosch, Ltd.	78,645
106,000	Cheng Shin Rubber Industry Co., Ltd.	156,704
182,000	China First Capital Group, Ltd.*	53,240
27,200	Fuyao Glass Industry Group Co., Ltd., Class H	75,705
4,192	Hankook Tire Co., Ltd.	112,523
9,990	Hanon Systems	100,424
10,400	Huayu Automotive Systems Co., Ltd.	34,267
3,168	Hyundai Mobis Co., Ltd.	669,250
51,252	Motherson Sumi Systems, Ltd.	76,031
45,000	Nexteer Automotive Group, Ltd.	37,300

		1,462,508

Automobiles (1.7%):
1,022,000	Astra International Tbk PT	476,536
91,500	BAIC Motor Corp., Ltd., Class H	56,682
4,208	Bajaj Auto, Ltd.	174,726
146,000	Brilliance China Automotive Holdings, Ltd.	157,887
7,533	BYD Co., Ltd.	51,735
28,500	BYD Co., Ltd., Class H^	143,149
146,000	Dongfeng Motor Corp., Class H	139,576
690	Eicher Motors, Ltd.	173,734
2,009	Ford Otomotiv Sanayi AS	21,188
264,000	Geely Automobile Holdings, Ltd.	451,468
165,500	Great Wall Motor Co., Ltd., Class H	111,555
151,200	Guangzhou Automobile Group Co., Ltd.	145,545
2,796	Hero MotoCorp, Ltd.	106,761
7,424	Hyundai Motor Co., Ltd.	831,990
1,159	Hyundai Motor Co., Ltd.	74,054
13,211	Kia Motors Corp.	505,161
36,749	Mahindra & Mahindra, Ltd.	283,792
5,359	Maruti Suzuki India, Ltd.	508,295

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
33,235	NIO, Inc., ADR*^	$51,847
16,400	SAIC Motor Corp., Ltd.	54,840
84,890	Tata Motors, Ltd.*	140,764

		4,661,285

Banks (15.6%):
36,238	Absa Group, Ltd.	366,648
128,577	Abu Dhabi Commercial Bank	275,251
194,200	Agricultural Bank of China, Ltd.	94,023
1,351,000	Agricultural Bank of China, Ltd., Class A	528,040
139,318	Akbank T.A.S.*	201,099
61,626	Al Rajhi Bank	1,039,454
35,578	Alinma Bank	213,308
4,390	Alior Bank SA*	42,572
41,100	Alliance Bank Malaysia BHD	27,997
66,493	Alpha Bank SA*	124,490
89,500	AMMB Holdings Berhad	88,562
96,826	Axis Bank, Ltd.	936,078
60,885	Banco Bradesco SA	457,964
2,246,096	Banco de Chile	314,664
2,489	Banco de Credito e Inversiones	156,833
43,654	Banco do Brasil SA	477,981
2,358	Banco Macro SA, ADR	61,355
18,249	Banco Santander Brasil SA	199,111
3,525,748	Banco Santander Chile	248,515
13,323	Bancolombia SA	151,365
21,878	Bancolombia SA	270,585
23,500	Bangkok Bank Public Co., Ltd.	133,397
18,699	Bank AlBilad	132,004
19,448	Bank Al-Jazira	70,154
30,133	Bank Millennium SA*	42,825
35,300	Bank of Beijing Co., Ltd., Class A	26,574
3,992,000	Bank of China, Ltd.	1,573,112
57,900	Bank of China, Ltd., Class A	29,098
202,799	Bank of Communications Co., Ltd., Class A	155,150
433,000	Bank of Communications Co., Ltd., Class H	281,895
55,800	Bank of Jiangsu Co., Ltd.	52,536
39,000	Bank of Nanjing Co., Ltd.	47,065
17,600	Bank of Ningbo Co., Ltd.	62,431
23,270	Bank of Shanghai Co., Ltd., Class A	30,560
59,366	Bank of the Philippine Islands	106,580
8,099	Bank Pekao SA	206,865
26,150	Banque Saudi Fransi	225,046
3,677	BBVA Argentina, ADR	15,921
105,214	BDO Unibank, Inc.	290,130
15,577	BNK Financial Group, Inc.	93,744
2,103	Capitec Bank Holdings, Ltd.	178,925
293,090	Chang Hwa Commercial Bank	204,184
442,000	China Citic Bank Co., Ltd.	236,344
161,900	China Citic Bank Corp., Ltd.	128,212
4,747,000	China Construction Bank	3,609,917
32,600	China Construction Bank Corp.	31,996
688,000	China Development Financial Holding Corp.	205,135
68,200	China Everbright Bank Co., Ltd.	37,733
136,000	China Everbright Bank Co., Ltd., Class H	58,054
52,444	China Merchants Bank Co., Ltd.	256,585
195,500	China Merchants Bank Co., Ltd.	936,649
333,800	China Minsheng Banking Corp., Ltd.	226,617
104,500	China Minsheng Banking Corp., Ltd., Class A	88,341
814,000	Chinatrust Financial Holding Co., Ltd.	541,361

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
125,000	Chongqing Rural Commercial Bank Co., Ltd.	$66,547
255,600	CIMB Group Holdings Berhad	307,480
98,630	Commercial Bank of Qatar Qsc (The)	116,711
76,300	Commercial International Bank Egypt SAE	364,635
3,426	Credicorp, Ltd.	714,115
88,063	Dubai Islamic Bank	125,848
515,502	E.Sun Financial Holding Co., Ltd.	435,247
91,748	Eurobank Ergasias SA*	88,668
533,417	First Financial Holdings Co., Ltd.	375,192
190,023	Grupo Aval Acciones y Valores	71,052
124,393	Grupo Financiero Banorte SAB de C.V.	668,713
5,271	Grupo Financiero Galicia SA, ADR	68,524
116,556	Grupo Financiero Inbursa SAB de C.V., Class O	148,272
42,000	Habib Bank, Ltd.	31,755
15,148	Hana Financial Holdings Group, Inc.	447,160
34,500	Hong Leong Bank Berhad	135,075
15,800	Hong Leong Financial Group Berhad	61,340
411,160	Hua Nan Financial Holdings Co., Ltd.	277,659
26,900	Huaxia Bank Co., Ltd., Class A	27,880
121,200	ICICI Bank, Ltd.	743,047
135,700	Industrial & Commercial Bank of China, Ltd., Class A	105,342
3,220,000	Industrial & Commercial Bank of China, Ltd., Class H	2,150,163
44,200	Industrial Bank Co., Ltd.	108,977
13,118	Industrial Bank of Korea (IBK)	144,811
7,398,237	Itau Corpbanca	56,045
208,908	Itausa - Investimentos Itau S.A.	662,737
55,900	Kasikornbank Public Co., Ltd.	286,621
37,100	Kasikornbank Public Co., Ltd.	190,226
18,000	KB Financial Group, Inc.	643,972
3,905	Komercni Banka AS	132,150
186,800	Krung Thai Bank	105,112
190,901	Malayan Banking Berhad	388,489
196,450	Masraf Al Rayan	191,111
792	mBank SA*	68,776
34,700	MCB Bank, Ltd.	37,671
536,000	Mega Financial Holdings Co., Ltd.	497,299
55,091	Metropolitan Bank & Trust	72,761
24,321	Moneta Money Bank AS	75,017
145,635	National Bank of Abu Dhabi PJSC	596,598
27,866	National Bank of Greece*	85,173
58,770	National Commercial Bank	721,859
18,869	Nedcor, Ltd.	283,272
11,331	OTP Bank Nyrt	472,427
51,000	Ping An Bank Co., Ltd., Class A	111,926
426,000	Postal Savings Bank of China Co., Ltd., Class H	259,464
43,974	Powszechna Kasa Oszczednosci Bank Polski SA	431,778
492,900	PT Bank Central Asia Tbk	1,054,665
945,000	PT Bank Mandiri Tbk	464,754
398,800	PT Bank Negara Indonesia Tbk	206,671
2,607,900	PT Bank Rakyat Indonesia Tbk	757,619
171,800	PT Bank Tabungan Negara Tbk	23,742
155,600	Public Bank Berhad	746,777
61,890	Qatar Islamic Bank	265,204
228,970	Qatar National Bank	1,212,738
56,400	RHB Capital Berhad	76,019
59,632	Riyad Bank	388,058
47,316	Samba Financial Group	361,286
1,858	Santander Bank Polska SA	145,434

Shares		Fair Value
Common Stocks, continued
Banks, continued
51,523	Sberbank of Russia	$181,118
115,150	Sberbank of Russia, ADR	1,628,509
7,820	Security Bank Corp.	29,706
132,000	Shanghai Commercial & Savings Bank, Ltd. (The)	221,084
59,000	Shanghai Pudong Development Bank Co., Ltd.	98,208
20,866	Shinhan Financial Group Co., Ltd.	727,360
35,600	Siam Commercial Bank Public Co., Ltd.	137,488
572,800	SinoPac Financial Holdings Co., Ltd.	223,036
59,254	Standard Bank Group, Ltd.	684,795
89,310	State Bank of India*	342,614
450,580	Taishin Financial Holding Co., Ltd.	201,158
239,863	Taiwan Business Bank	98,779
484,876	Taiwan Cooperative Financial Holding Co., Ltd.	320,406
17,732	The Saudi British Bank	143,924
507,300	TMB Bank PCL	26,009
117,261	Turkiye Garanti Bankasi AS*	212,518
75,100	Turkiye Is Bankasi AS, Class C*	83,580
69,455	VTB Bank OJSC, GDR	89,939
25,296	Woori Financial Group, Inc.	263,519
91,455	Yes Bank, Ltd.	53,603

		42,216,052

Beverages (1.4%):
229,727	Ambev SA Com Npv	1,064,421
14,344	Anadolu Efes Biracilik ve Malt Sanayii AS	55,694
23,292	Arca Continental SAB de C.V.	125,922
78,000	China Resources Enterprises, Ltd.	415,038
23,272	Coca-Cola Femsa S.A.B de C.V.	141,642
7,901	Compania Cervecerias Unidas SA	88,302
18,016	Embotelladora Andina SA	60,317
90,257	Fomento Economico Mexicano S.A.B. de C.V.	828,191
4,900	Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	71,681
2,872	Kweichow Moutai Co., Ltd.	463,024
5,200	Luzhou Laojiao Co., Ltd.	62,296
22,000	Tsingtao Brewery Co., Ltd., Class H	133,180
15,186	United Spirits, Ltd.*	143,071
9,500	Wuliangye Yibin Co., Ltd., Class A	173,322

		3,826,101

Biotechnology (0.4%):
68,000	3SBio, Inc.*^	113,528
4,446	Celltrion, Inc.*	610,051
5,400	Chongqing Zhifei Biological Products Co., Ltd., Class A	35,926
234	Medy-Tox, Inc.	69,854
3,011	Sillajen, Inc.*	20,504
11,000	Taimed Biologics, Inc.*	52,832
922	Viromed Co., Ltd.*	51,328

		954,023

Building Products (0.0%†):
310	KCC Corp.	56,633

Capital Markets (1.5%):
101,624	B3 SA- Brasil Bolsa Balcao	1,067,216
8,393	Banco BTG Pactual SA	118,281
542,000	China Cinda Asset Management Co., Ltd., Class H	106,994
56,000	China Ding Yi Feng Holdings, Ltd.	715
48,000	China Everbright, Ltd.	56,394
217,500	China Galaxy Securities Co.	116,514

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
535,000	China Huarong Asset Management Co., Ltd., Class H	$80,638
74,800	China International Capital Corp., Ltd.	146,113
24,800	China Merchants Securities Co., Ltd.	57,451
29,100	Citic Securities Co., Ltd., Class A	92,351
108,000	Citic Securities Co., Ltd., Class A	203,712
22,454	Daewoo Securities Co., Ltd.	140,875
13,000	East Money Information Co., Ltd., Class A	27,126
77,400	GF Securities Co., Ltd.*	81,525
15,400	GF Securities Co., Ltd., Class A*	29,455
30,400	Guotai Junan Securities Co., Ltd.	75,268
18,000	Guotai Junan Securities Co., Ltd.	28,108
28,600	Haitong Securities Co., Ltd.	57,648
114,400	Haitong Securities Co., Ltd.	120,784
23,600	Huatai Securities Co., Ltd., Class A	63,579
81,400	Huatai Securities Co., Ltd., Class H	122,634
15,336	Investec, Ltd.	80,954
2,234	Korea Investment Holdings Co., Ltd.	139,893
10,139	Meritz Securities Co., Ltd.	42,828
7,349	NH Investment & Securities Co., Ltd.	78,078
1,631	Noah Holdings, Ltd., ADR*^	47,625
20,500	Orient Securities Co., Ltd./China	29,446
8,308	Reinet Investments SCA	150,693
3,512	Samsung Securities Co., Ltd.	103,618
129,100	Shenwan Hongyuan Group Co., Ltd.	86,816
73,012	The Moscow Exchange	106,724
531,000	Yuanta Financial Holding Co., Ltd.	316,652

		3,976,708

Chemicals (2.5%):
4,491	Advanced Petrochemical Co.	58,070
14,523	Asian Paints, Ltd.	361,004
177,000	Formosa Chemicals & Fibre Corp.	495,559
224,000	Formosa Plastics Corp.	683,432
6,038	Hanwha Chemical Corp.	91,065
24,900	Hengli Petrochemical Co., Ltd.	52,114
85,200	Indorama Ventures PCL	90,675
940	Kumho Petrochemical Co., Ltd.	55,920
2,329	LG Chem, Ltd.	581,035
379	LG Chem, Ltd.	53,095
916	Lotte Chemical Corp.	179,944
193,896	Mesaieed Petrochemical Holding Co.	158,521
259,000	Nan Ya Plastics Corp.	582,743
16,206	National Industrialization Co.*	57,686
825	OCI Co., Ltd.	48,104
56,129	Orbia Advance Corp SAB de CV*	109,550
128,300	Petronas Chemicals Group Berhad	231,386
6,230	Phosagro OAO, GDR	79,577
6,288	Pidilite Industries, Ltd.	128,257
1,233,000	PT Barito Pacific Tbk	86,052
89,400	PTT Global Chemical Public Co., Ltd.	157,575
16,532	Sahara International Petrochemical Co.*	79,455
28,708	Sasol, Ltd.	480,493
8,049	Saudi Arabian Fertilizer Co.	172,418
37,077	Saudi Basic Industries Corp.	909,656
9,924	Saudi Industrial Investment Group	61,095
36,392	Saudi Kayan Petrochemical Co.*	99,021
240,000	Sinopec Shanghai Petrochemical Co., Ltd., Class H	70,088
5,640	Sociedad Quimica y Minera de Chile SA	155,317
28,588	UPL, Ltd.	243,708
9,000	Wanhua Chemical Group Co., Ltd.	55,930

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
11,140	Yanbu National Petrochemical Co.	$158,924

		6,827,469

Commercial Services & Supplies (0.2%):
180,222	China Everbright International, Ltd.	139,628
58,000	Country Garden Services Holdings Co., Ltd.	168,139
44,000	Greentown Service Group Co., Ltd.	43,350
929	S1 Corp.	76,168

		427,285

Communications Equipment (0.1%):
35,000	BYD Electronic International Co., Ltd.	52,927
8,300	ZTE Corp.*	37,557
40,400	ZTE Corp., Class H*	108,491

		198,975

Construction & Engineering (0.8%):
220,000	China Communications Construction Co., Ltd.	171,783
19,498	China Railway Construction Corp., Ltd., Class A	25,959
94,000	China Railway Construction Corp., Ltd., Class H	102,711
202,000	China Railway Group, Ltd.	123,053
85,500	China Railway Group, Ltd., Class A	71,919
91,200	China State Construction Engineering Corp., Ltd.	69,636
124,000	China State Construction International Holdings, Ltd.	116,014
1,453	Daelim Industrial Co., Ltd.	126,644
8,837	Daewoo Engineering & Construct*	35,809
75,500	Gamuda Berhad	66,648
3,522	GS Engineering & Construction Corp.	97,519
1,359	HDC Hyundai Development Co.-Engineering & Construction	37,450
4,167	Hyundai Engineering & Construction Co., Ltd.	161,408
168,100	IJM Corporation Berhad	88,124
23,955	Larsen & Toubro, Ltd.	498,490
71,700	Metallurgical Corp. of China, Ltd.	28,116
91,700	Power Construction Corp. of China, Ltd.	59,443
8,382	Samsung Engineering Co., Ltd.*	118,177
67,500	Sinopec Engineering Group Co., Ltd.	42,404

		2,041,307

Construction Materials (1.2%):
31,843	Ambuja Cements, Ltd.	91,664
5,500	Anhui Conch Cement Co., Ltd., Class A	32,002
66,000	Anhui Conch Cement Co., Ltd., Class H	393,679
114,000	Asia Cement Corp.	159,261
99,900	BBMG Corp.	46,625
31,885	Cementos Argos SA	68,232
747,464	Cemex SAB de C.V.	291,318
200,000	China National Buildings Material Co., Ltd.	180,697
130,000	China Resources Cement Holdings, Ltd.	130,556
15,040	Grasim Industries, Ltd.	155,112
14,963	Grupo Argos SA	73,421
969	POSCO Chemtech Co., Ltd.	35,791
103,400	PT Indocement Tunggal Prakarsa Tbk	136,869
158,500	PT Semen Indonesia (Persero) Tbk	129,071
3,423	Saudi Cement Co.	64,967
447	Shree Cement, Ltd.	119,219

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Construction Materials, continued
8,700	Siam Cement PCL	$116,131
205,925	Taiwan Cement Corp.	263,190
28,300	The Siam Cement Public Co., Ltd.	377,760
1,679	Titan Cement International SA*	34,765
5,138	Ultra Tech Cement, Ltd.	315,046

		3,215,376

Consumer Finance (0.3%):
8,634	Bajaj Finance, Ltd.	493,342
14,493	Mahindra & Mahindra Financial Services	67,120
28,300	Muangthai Capital PCL, Class R	52,900
1,493	Samsung Card Co., Ltd.	43,748
8,554	Shriram Transport Finance	129,329

		786,439

Containers & Packaging (0.1%):
35,728	Klabin SA	132,348

Diversified Consumer Services (0.6%):
73,999	Kroton Educacional SA	199,131
7,032	New Oriental Education & Technology Group, Inc., ADR*	778,864
18,198	TAL Education Group, ADR*	623,100

		1,601,095

Diversified Financial Services (1.0%):
13,500	Ayala Corp.	230,236
64,292	Chailease Holding Co., Ltd.	259,800
108,000	Far East Horizon, Ltd.	100,376
157,911	FirstRand, Ltd.^	649,982
293,000	Fubon Financial Holdings Co., Ltd.	421,409
6,037	Grupo de Inversiones Surameric	51,015
12,163	Grupo de Inversiones Suramericana SA	115,447
5,763	GT Capital Holdings, Inc.	93,589
50,558	Haci Omer Sabanci Holding AS	85,924
757,800	Metro Pacific Investments Corp.	72,861
8,314	PSG Group, Ltd.	116,030
31,853	REC, Ltd.	55,362
26,283	Remgro, Ltd.	283,688
37,732	RMB Holdings, Ltd.	187,311

		2,723,030

Diversified Telecommunication Services (1.7%):
16,641	Bharti Infratel, Ltd.	60,449
132,000	China Communications Services Corp., Ltd.	75,205
742,000	China Telecom Corp., Ltd., Class H	339,078
2,120,000	China Tower Corp., Ltd., Class H	484,462
290,000	China Unicom Hong Kong, Ltd.	306,615
189,000	Chunghwa Telecom Co., Ltd.	676,439
92,979	Emirates Telecommunications Group Co. PJSC	417,605
13,101	Hellenic Telecommunications Organization SA (OTE)	180,545
4,921	LG Uplus Corp.	56,267
51,410	Ooredoo Qsc	102,083
22,985	Orange Polska SA*	31,700
2,339,400	PT Telekomunikasi Indonesia Tbk	706,935
19,602	Saudi Telecom Co.	568,976
5,248	Telecom Argentina SA, ADR	52,480
23,002	Telefonica Brasil	304,176
78,100	Telekom Malaysia Berhad	67,288
13,265	Telkom SA SOC, Ltd.	61,909
497,800	True Corp. PCL	85,538

		4,577,750

Electric Utilities (1.2%):
12,187	Centrais Eletricas Brasileiras S.A	123,260

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
10,855	Centrais Eletricas Brasileiras S.A	$104,903
8,518	CEZ	188,308
51,451	Companhia Energetica de Minas Gerais, ADR	177,464
2,036,201	ENEL Americas SA	372,987
1,498,988	ENEL Chile SA	129,639
6,727	Energisa SA	80,878
8,931	Equatorial Energia SA	215,590
2,025,679	Inter Rao Ues PJSC	140,343
18,720	Interconexion Electrica SA ESP	98,210
11,490	Korea Electric Power Corp., Ltd.*	248,879
8,520	Manila Electric Co.	60,859
3,449	Pampa Energia SA, ADR*	59,875
38,674	PGE SA*	77,128
96,038	Power Grid Corp. of India, Ltd.	269,818
39,798	Saudi Electricity Co.	226,038
45,696	Tata Power Co., Ltd.	40,278
157,600	Tenega Nasional Berhad	513,754

		3,128,211

Electrical Equipment (0.2%):
33,350	Elswedy Cables Holding Co.	27,514
14,271	Havells India, Ltd.	144,672
14,300	Luxshare Precision Industry Co., Ltd.	54,153
12,400	Nari Technology Co., Ltd.	35,656
170,000	Shanghai Electric Group Co., Ltd., Class H	54,879
27,400	Xinjiang Goldwind Science & Technology Co., Ltd.	32,469
16,541	Xinjiang Goldwind Science & Technology Co., Ltd.	29,160
26,600	Zhuzhou CRRC Times Electric Co., Ltd., Class H	110,639

		489,142

Electronic Equipment, Instruments & Components (2.0%):
38,500	AAC Technologies Holdings, Inc.	205,915
463,000	AU Optronics Corp.	117,683
53,000	China Railway Signal & Communication Corp., Ltd.	32,977
99,000	Delta Electronics, Inc.	424,371
46,000	Foxconn Technology Co., Ltd.	96,170
20,700	Hangzhou Hikvision Digital	94,537
605,000	Hon Hai Precision Industry Co., Ltd.	1,432,274
428,000	Innolux Corp.	91,336
34,500	Kingboard Holdings, Ltd.	91,780
55,500	Kingboard Laminates Holdings, Ltd.	50,389
5,000	Largan Precision Co., Ltd.	722,716
12,433	LG Display Co., Ltd.*	147,470
732	LG Innotek Co., Ltd.	70,354
2,995	Samsung Electro-Mechanics Co., Ltd., Series L	259,037
2,788	Samsung SDI Co., Ltd.	520,088
35,700	Sunny Optical Technology Group Co., Ltd.	532,537
76,000	Synnex Technology International Corp.	89,067
18,000	Walsin Technology Corp.	101,247
11,960	WPG Holdings, Ltd.	14,751
13,377	Yageo Corp.	106,290
26,000	Zhen Ding Technology Holding, Ltd.	93,028

		5,294,017

Energy Equipment & Services (0.1%):
94,000	China Oilfield Services, Ltd.	111,862
185,100	Dialog Group Berhad	150,523

		262,385

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Entertainment (0.7%):
860,000	Alibaba Pictures Group, Ltd.*	$139,915
3,507	CD Projekt SA	213,291
6,238	IQIYI, Inc., ADR*^	100,619
834	Ncsoft Corp.	362,742
3,472	NetEase, Inc., ADR	924,177
1,414	Netmarble Corp.*	111,768
281	Pearl Abyss Corp.*	46,535
4,682	Tencent Music Entertainment Group, ADR*	59,789

		1,958,836

Equity Real Estate Investment Trusts (0.2%):
159,601	Fibra UNO Amdinistracion SA	233,282
65,874	Fortress REIT, Ltd., Class A	89,661
122,274	Growthpoint Properties, Ltd.^	186,635
176,345	Redefine Properties, Ltd.	91,328

		600,906

Food & Staples Retailing (1.7%):
21,197	Atacadao Distribuicao Comercio e Industria, Ltd.	107,398
6,672	Avenue Supermarts, Ltd.*	175,652
69,700	Berli Jucker PCL	120,498
388	BGF Retail Co., Ltd.	63,794
16,616	Bid Corp., Ltd.	353,606
24,070	BIM Birlesik Magazalar AS	210,012
71,473	Cencosud SA	117,683
13,004	Clicks Group, Ltd.	184,794
297,700	CP All PCL	791,291
2,270	Dino Polska SA*	89,012
1,085	E-Mart Co., Ltd.	102,175
1,004	GS Retail Co., Ltd.	34,669
19,067	Magnit OJSC, Registered Shares, GDR	249,035
19,599	Pickn Pay Stores, Ltd.	77,109
28,000	President Chain Store Corp.	261,930
12,199	Raia Drogasil SA	281,324
25,058	Shoprite Holdings, Ltd.	203,372
117,500	Sun Art Retail Group, Ltd.	119,587
10,296	The Spar Group, Ltd.	130,145
252,593	Wal-Mart de Mexico SAB de C.V.	748,651
6,532	X5 Retail Group NV, GDR	228,289
25,700	Yonghui Superstores Co., Ltd.	32,100

		4,682,126

Food Products (2.0%):
12,365	Almarai Co. JSC	164,052
27,170	BRF-Brasil Foods SA*	249,818
2,633	Britannia Industries, Ltd.	109,442
182,700	Charoen Pokphand Foods Public Co., Ltd.	157,114
280,000	China Huishan Dairy Holdings Co., Ltd.*^	572
137,000	China Mengniu Dairy Co., Ltd.	511,342
461	CJ CheilJedang Corp.	90,116
111,500	Dali Foods Group Co., Ltd.	68,451
3,700	Foshan Haitian Flavouring & Food Co., Ltd.	57,091
15,800	Genting Plantations Berhad	37,396
10,900	Gruma, SAB de C.V., Class B	111,558
85,224	Grupo Bimbo SAB de C.V., Series A	155,451
8,700	Henan Shuanghui Investment & Development Co., Ltd.	30,188
17,800	Inner Mongolia Yili Indsutrial Group Co., Ltd.	71,497
100,800	IOI Corp. Berhad	106,721
54,024	JBS SA	426,382
25,700	Kuala Lumpur Kepong Berhad	141,679

Shares		Fair Value
Common Stocks, continued
Food Products, continued
4,381	M Dias Branco SA	$36,907
3,400	Muyuan Foodstuff Co., Ltd.	33,699
1,155	Nestle India, Ltd.	226,431
3,100	Nestle Malaysia Bhd	107,931
10,200	New Hope Liuhe Co., Ltd., Class A	24,563
1,142	Orion Corp./ Republic of Korea	93,972
84	Ottogi Corp.	40,846
30,380	PPB Group Berhad	131,669
394,500	PT Charoen Pokphand Indonesia Tbk	148,807
116,600	PT Indofood CBP Sukses Makmur Tbk	98,518
210,300	PT Indofood Sukses Makmur Tbk	114,157
16,900	QL Resources Berhad	29,133
98,600	Sime Darby Plantation Bhd	111,315
17,000	Standard Foods Corp.	34,093
169,500	Thai Union Frozen Products PCL	92,622
11,484	The Savola Group*	94,537
7,922	Tiger Brands, Ltd.	110,236
94,000	Tingyi (Caymen Is) Holding Corp.	132,794
67,000	Uni-President China Holdings, Ltd.	72,480
244,000	Uni-President Enterprises Corp.	588,312
45,370	Universal Robina Corp.	136,666
266,000	Want Want China Holdings, Ltd.	211,801
11,700	Wens Foodstuffs Group Co., Ltd.	61,124
23,000	Yihai International Holding, Ltd.	137,371

		5,358,854

Gas Utilities (0.6%):
27,000	Beijing Enterprises Holdings, Ltd.	124,493
94,800	China Gas Holdings, Ltd.	365,797
46,000	China Resources Gas Group, Ltd.	227,012
39,100	ENN Energy Holdings, Ltd.	405,961
82,908	GAIL India, Ltd.	157,695
26,649	Infraestructura Energetica Nova, SAB de C.V.*	105,942
1,191	Korea Gas Corp.	39,508
29,700	Petronas Gas Berhad	116,221
548,900	PT Perusahaan Gas Negara Tbk	81,400

		1,624,029

Health Care Equipment & Supplies (0.1%):
67,200	Hartalega Holdings Berhad	84,209
132,000	Shandong Weigao Group Medical Polymer Co., Ltd., Class H	136,121
1,200	Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	31,110
70,800	Top Glove Corp. Berhad	75,294

		326,734

Health Care Providers & Services (0.5%):
10,010	Aier Eye Hospital Group Co., Ltd., Class A	49,890
469,800	Bangkok Dusit Medical Services Public Co., Ltd.	371,961
19,800	Bumrungrad Hospital PCL	82,913
2,630	Celltrion Healthcare Co., Ltd.*	111,466
125,900	IHH Healthcare Berhad	170,905
70,595	Life Healthcare Group Holdings Pte, Ltd.	105,816
68,440	Netcare, Ltd.	79,385
13,798	Notre Dame Intermedica Participacoes SA	180,172
43,100	Shanghai Pharmaceuticals Holding Co., Ltd.	78,132
1,900	Shanghai Pharmaceuticals Holding Co., Ltd.	4,858

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
63,600	Sinopharm Group Co., Series H	$199,936

		1,435,434

Health Care Technology (0.1%):
188,000	Alibaba Health Information Technology, Ltd.*	165,320

Hotels, Restaurants & Leisure (0.8%):
25,194	Alsea SAB de C.V.*	58,583
3,500	China International Travel Service Corp., Ltd., Class A	45,672
114,000	Genting Berhard	156,565
173,300	Genting Malaysia Berhad	125,764
18,000	Haidilao International Holding, Ltd.	77,182
7,011	Huazhu Group, Ltd., ADR	231,503
23,260	Jollibee Foods Corp.	99,707
5,881	Kangwon Land, Inc.	145,415
142,200	Minor International PCL	174,716
12,426	OPAP SA	127,871
1,987	Saudi Airlines Catering Co.	46,434
18,436	Yum China Holdings, Inc.	837,547

		2,126,959

Household Durables (0.4%):
7,079	Arcelik AS*	23,918
2,751	Coway Co., Ltd.	194,754
5,299	Gree Electric Appliances, Inc. of Zhuhai, Class A	42,759
67,000	Haier Electronics Group Co., Ltd.	175,677
5,242	LG Electronics, Inc.	294,312
10,900	Midea Group Co., Ltd., Class A	78,495
10,000	Nien Made Enterprise Co., Ltd.	87,677
17,100	Qingdao Haier Co., Ltd.	36,820
104,000	Tatung Co., Ltd.*	56,990

		991,402

Household Products (0.5%):
32,915	Hindustan Unilever, Ltd.	921,030
74,024	Kimberl- Clark de Mexico SAB de C.V.	148,678
62,100	PT Unilever Indonesia Tbk	203,827

		1,273,535

Independent Power and Renewable Electricity Producers (0.6%):
107,100	Aboitiz Power Corp.	79,266
534,000	Cgn Power Co., Ltd., Class H	135,203
170,000	China Longyuan Power Group Corp.	95,499
41,500	China National Nuclear Power Co., Ltd.	30,830
185,000	China Power International Develpoment, Ltd.	38,593
112,000	China Resources Power Holdings Co.	136,220
59,200	China Yangtze Power Co., Ltd.	151,447
415,329	Colbun SA	74,945
13,200	Electricity Genera PCL	155,191
10,904	Engie Brasil Energia SA	116,504
191,500	GD Power Development Co., Ltd.	64,250
20,500	Gulf Energy Development PCL, Class R	107,548
56,200	Huadian Power International Corp, Ltd., Class A	28,234
226,000	Huaneng Power International, Inc., Class H	108,783
256,000	Huaneng Renewables Corp., Ltd.	87,029
126,941	NTPC, Ltd.	210,558
33,400	Ratch Group PCL	78,115

		1,698,215

Shares		Fair Value
Common Stocks, continued
Industrial Conglomerates (1.2%):
105,390	Aboitiz Equity Ventures, Inc.	$107,897
147,446	Alfa SAB de C.V., Class A	129,503
254,400	Alliance Global Group, Inc.	53,610
14,577	Bidvest Group, Ltd.	183,975
291,000	Citic, Ltd.	366,314
713	CJ Corp.	48,901
275,700	DMCI Holdings, Inc.	44,266
154,000	Far Eastern New Century Corp.	142,495
137,000	Fosun International, Ltd.	170,480
24,392	Grupo Carso SAB de C.V.	71,615
28,800	Hap Seng Consolidated Berhad	67,819
96,370	Industries Qatar Q.S.C.	288,993
153,160	JG Summit Holdings, Inc.	214,213
35,708	KOC Holdings AS	119,884
3,510	LG Corp.	205,592
1,672	Lotte Corp.	50,371
4,056	Samsung C&T Corp.	305,036
32,000	Shanghai Industrial Holdings, Ltd.	59,618
111,900	Sime Darby Berhad	60,255
1,693	SK C&C Co., Ltd.	287,740
12,880	SM Investments Corp.	241,124
23,255	Turkiye Sise ve Cam Fabrikalari AS	19,284

		3,238,985

Insurance (3.8%):
2,039	Bajaj Finserv, Ltd.	245,098
37,419	BB Seguridade Participacoes SA	315,503
1,459	Bupa Arabia For Cooperative Insurance Co.	41,357
382,000	Cathay Financial Holding Co., Ltd.	504,153
133,088	China Life Insurance Co., Ltd.*	105,533
10,000	China Life Insurance Co., Ltd.	38,676
380,000	China Life Insurance Co., Ltd.	875,971
23,600	China Pacific Insurance Group Co., Ltd., Class A	115,892
119,000	China Pacific Insurance Group Co., Ltd., Class H	439,700
210,000	China Reinsurance Group Corp.	34,051
84,600	China Taiping Insurance Holdings Co., Ltd.	190,172
2,649	DB Insurance Co., Ltd.	114,136
18,715	Discovery, Ltd.^	141,177
15,367	Hanwha Life Insurance Co., Ltd.	30,593
10,719	HDFC Life Insurance Co., Ltd.	90,893
3,542	Hyundai Marine & Fire Insurance Co., Ltd.	78,120
5,649	ICICI Lombard General Insurance Co., Ltd.	96,432
35,793	IRB Brasil Resseguros SA	324,451
7,924	Liberty Holding, Ltd.	58,869
50,823	Momentum Metropolitan Holdings	62,641
38,600	New China Life Insurance Co., Ltd.	153,826
4,500	New China Life Insurance Co., Ltd., Class A	30,876
264,182	Old Mutual, Ltd.^	337,283
1,520	Orange Life Insurance, Ltd.	34,232
443,000	People’s Insurance Co. Group of China, Ltd. (The)	178,081
342,000	Picc Property & Casuality Co., Ltd., Class H	401,515
30,100	Ping An Insurance Group Co. of China, Ltd.	368,915
270,000	Ping An Insurance Group Co. of China, Ltd.	3,124,710
5,556	Porto Seguro SA	78,754
23,960	Powszechny Zaklad Ubezpieczen SA	223,395
98,280	Qatar Insurance Co.	90,316

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
36,848	Rand Merchant Investment Holdings, Ltd.	$72,959
1,526	Samsung Fire & Marine Insurance Co., Ltd.	284,038
3,742	Samsung Life Insurance Co., Ltd.	221,557
90,461	Sanlam, Ltd.	446,351
542,991	Shin Kong Financial Holdings Co., Ltd.	164,352
10,516	Sul America SA	120,762
2,914	The Co. for Cooperative Insurance*	52,701
11,700	Zhongan Online P&c Insurance Co., Ltd.*^	27,810

		10,315,851

Interactive Media & Services (5.8%):
4,593	58.com, Inc., ADR*	226,481
2,878	Autohome, Inc., ADR*^	239,248
13,560	Baidu, Inc., ADR*	1,393,426
2,674	Daum Kakao Corp.	303,075
7,740	Momo, Inc., ADR	239,785
7,148	NHN Corp.	940,179
3,404	Sina Corp.*	133,403
282,000	Tencent Holdings, Ltd.	11,968,300
2,832	Weibo Corp., ADR*^	126,732
2,623	YY, Inc., ADR*^	147,491

		15,718,120

Internet & Direct Marketing Retail (5.4%):
70,161	Alibaba Group Holding, Ltd., ADR*	11,733,025
9,125	B2W Cia Digital*	106,194
2,123	Baozun, Inc., ADR*^	90,652
574	CJ ENM Co., Ltd.	81,342
20,947	Ctrip.com International, ADR*	613,538
36,259	JD.com, Inc., ADR*	1,022,867
50,900	Meituan Dianping*	519,051
10,191	Pinduoduo, Inc., ADR*	328,354
23,270	Vipshop Holdings, Ltd., ADR*	207,568

		14,702,591

IT Services (1.7%):
63,154	Cielo SA	121,608
2,753	GDS Holdings, Ltd., ADR*	110,341
27,210	HCL Technologies, Ltd.	415,174
168,649	Infosys, Ltd.	1,912,010
1,861	Samsung SDS Co., Ltd.	297,341
43,794	Tata Consultancy Services, Ltd.	1,297,084
23,959	Tech Mahindra, Ltd.	241,690
50,000	Travelsky Technology, Ltd., Series H	104,330
49,705	Wipro, Ltd.	168,203

		4,667,781

Leisure Products (0.1%):
14,000	Giant Manufacturing Co., Ltd.	95,552
1,777	HLB, Inc.*	89,868

		185,420

Life Sciences Tools & Services (0.3%):
4,215	Divi’s Laboratories, Ltd.	99,229
44,000	Genscript Biotech Corp.*	84,429
884	Samsung Biologics Co., Ltd.*	228,028
5,800	WuXi AppTec Co., Ltd., Class A	70,453
7,700	WuXi AppTec Co., Ltd., Class H	84,561
26,000	Wuxi Biologics Cayman, Inc.*	265,705

		832,405

Machinery (0.7%):
5,000	AirTac International Group	59,998
56,569	Ashok Leyland, Ltd.	54,906
87,000	China Conch Venture Holdings, Ltd.	322,360

Shares		Fair Value
Common Stocks, continued
Machinery, continued
72,200	China Shipbuilding Industry Co., Ltd., Class A	$55,969
51,299	CRRC Corp., Ltd., Class A	52,765
241,000	CRRC Corp., Ltd., Class H	168,664
1,338	Daewoo Shipbuilding & Marine Engineering Co., Ltd.*	34,007
2,359	Doosan Bobcat, Inc.	69,965
44,000	Haitian International Holdings, Ltd.	89,815
13,482	Hiwin Technologies Corp.	118,148
460	Hyundai Heavy Industries Holdings Co., Ltd.	134,038
2,034	Korea Shipbuilding & Offshore*	211,716
21,663	Samsung Heavy Industries Co., Ltd., Class R*	143,278
26,100	Sany Heavy Industry Co., Ltd.	52,454
35,500	Sinotruk Hong Kong, Ltd.	52,854
38,729	WEG SA	225,871
104,000	Weichai Power Co., Ltd., Class H	150,792

		1,997,600

Marine (0.1%):
134,000	Cosco Shipping Holdings Co., Ltd.*	47,896
150,815	Evergreen Marine Corp., Ltd.*	63,406
53,100	MISC Berhad	98,865
10,292	Pan Ocean Co., Ltd.*	39,348

		249,515

Media (1.5%):
3,550	Cheil Worldwide, Inc.	73,619
14,200	China Literature, Ltd.*^	48,009
15,055	Cyfrowy Polsat SA	99,386
124,729	Grupo Televisa SAB	244,198
13,390	Megacable Holdings SAB de C.V.	53,931
23,449	MultiChoice Group, Ltd.*	182,780
21,525	Naspers, Ltd.	3,271,842
404,000	PT Surya Citra Media Tbk	33,037
25,111	ZEE Entertainment Enterprises, Ltd.	94,131

		4,100,933

Metals & Mining (3.2%):
137,795	Alrosa PAO	158,388
210,000	Aluminum Corp. of China, Ltd.*	66,532
75,400	Angang Steel Co., Ltd.	27,642
2,630	Anglo American Platinum, Ltd.	158,688
20,234	AngloGold Ashanti, Ltd.	372,099
25,400	Baoshan Iron & Steel Co., Ltd., Class A	21,093
83,500	China Hongqiao Group, Ltd.	53,202
58,500	China Molybdenum Co., Ltd., Class A	29,864
210,000	China Molybdenum Co., Ltd., Class H	70,169
46,000	China Oriental Group Co., Ltd.	15,969
589,000	China Steel Corp.	436,056
96,400	China Zhongwang Holdings, Ltd.	39,280
10,930	Cia de Minas Buenaventura SA, ADR	165,917
33,377	Companhia Siderurgica Nacional SA (CSN)	106,286
81,505	Eregli Demir ve Celik Fabrikalari T.A.S.	99,159
43,916	Gold Fields	217,899
176,964	Grupo Mexico SAB de C.V., Series B	413,822
58,675	Hindalco Industries, Ltd.	158,715
4,280	Hyundai Steel Co.	138,580
6,828	Industrias Penoles SAB de C.V.	90,898
226,900	Inner Mongolia Baotou Steel Union Co., Ltd.	46,523
3,269	Jastrzebska Spolka Weglowa SA	17,786

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
60,000	Jiangxi Copper Co., Ltd.	$69,695
26,000	Jiangxi Copper Co., Ltd., Class A	52,528
45,225	JSW Steel, Ltd.	147,057
7,484	KGHM Polska Miedz SA*	149,731
454	Korea Zinc Co.	170,387
3,443	Kumba Iron Ore, Ltd.	85,203
64,500	Maanshan Iron & Steel Co., Ltd., Class A	24,366
153,767	Magnitogorsk Iron & Steel Works PJSC	92,908
3,165	MMC Norilsk Nickel PJSC	814,919
132,000	MMG, Ltd.*	31,438
64,075	Novolipetsk Steel PJSC	140,598
10,448	Polymetal International plc	147,092
1,485	Polyus PJSC	172,831
3,472	POSCO	657,689
63,800	Press Metal Aluminium Holdings Bhd	72,723
19,232	Saudi Arabian Mining Co.*	233,052
11,606	Severstal	167,119
5,800	Shandong Gold Mining Co., Ltd.	27,314
4,546	Southern Copper Corp.	155,155
16,508	Tata Steel, Ltd.	84,235
201,900	Tongling Nonferrous Metals Group Co., Ltd., Class A	61,534
155,397	Vale SA*	1,786,022
90,036	Vedanta, Ltd.	195,856
70,100	Zijin Mining Group Co., Ltd.	31,980
292,000	Zijin Mining Group Co., Ltd.	100,555

		8,576,554

Multiline Retail (0.5%):
8,526	El Puerto de Liverpool SAb de C.V.	46,724
805	Hyundai Department Store Co., Ltd.	52,580
39,679	Lojas Renner SA	482,020
497	Lotte Shopping Co., Ltd.	53,329
30,168	Magazine Luiza SA	268,960
18,300	Robinson Department Store Public Co., Ltd.	38,150
40,029	S.A.C.I. Falabella	223,817
417	Shinsegae Department Store Co.	91,852
49,321	Woolworths Holdings, Ltd.	179,763

		1,437,195

Multi-Utilities (0.1%):
28,020	Qatar Electricity & Water Co.	118,989
131,264	YTL Corporation Berhad	28,860

		147,849

Oil, Gas & Consumable Fuels (7.5%):
231,200	Banpu Public Co., Ltd.	89,084
32,994	Bharat Pertoleum Corp., Ltd.	218,975
79,000	China Coal Energy Co., Ltd., Class H	32,174
30,900	China Petroleum & Chemical Corp., Class A	21,787
1,248,000	China Petroleum & Chemical Corp., Class H	744,974
162,500	China Shenhua Energy Co., Ltd.	325,288
10,100	China Shenhua Energy Co., Ltd.	26,645
861,000	CNOOC, Ltd.	1,322,867
57,232	Coal India, Ltd.	161,565
9,247	Cosan sa industria e Comercio	118,409
255,875	Ecopetrol SA	217,108
20,845	Empresas Copec SA	196,637
86,000	Energy Absolute Public Co., Ltd.	135,358
11,846	Exxaro Resources, Ltd.	102,234
65,000	Formosa Petrochemical Corp.	206,235
525,542	Gazprom PJSC	1,832,332
4,941	Grupa Lotos SA	109,203

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
2,690	GS Holdings	$113,349
33,065	Hindustan Petroleum Corp., Ltd.	140,822
94,230	Indian Oil Corp., Ltd.	196,188
56,800	Inner Mongolia Yitai Coal Co., Ltd.	52,023
572,300	IRPC PCL	68,680
172,000	Kunlun Energy Co., Ltd.	148,290
20,302	LUKOIL PJSC	1,685,435
20,663	MOL Hungarian Oil And Gas PLC	194,486
2,388	Motor Oil (Hellas) Corinth Refineries SA	55,826
4,689	NovaTek OAO, Registered Shares, GDR	948,985
46,100	Oil & Gas Development Co., Ltd.	36,225
122,748	Oil & Natural Gas Corp., Ltd.	228,919
896,000	PetroChina Co., Ltd., Class H	462,375
142,120	Petroleo Brasileiro SA	1,031,367
209,624	Petroleo Brasileiro SA	1,390,059
10,500	Petronas Dagangan Berhad	59,174
32,190	Petronet LNG, Ltd.	118,192
14,814	Polski Koncern Naftowy Orlen SA	365,445
88,731	Polskie Gornictwo Naftowe i Gazownictwo SA	104,260
639,600	PT Adaro Energy Tbk	58,288
135,100	PT Tambang Batubara Bukit Asam Tbk	21,567
81,600	PT United Tractors Tbk	118,494
74,300	PTT Exploration & Production PCL	294,936
588,100	PTT PCL	888,363
15,420	Qatar Fuel QSC	99,674
10,829	Rabigh Refining & Petrochemical Co.*	57,324
138,914	Reliance Industries, Ltd.	2,611,799
53,969	Rosneft Oil Co., Registered Shares, GDR	345,628
26,100	Shaanxi Coal Industry Co., Ltd.	32,033
2,767	SK Energy Co., Ltd.	385,700
2,354	S-Oil Corp.	196,507
405,508	Surgutneftegas PJSC	221,327
381,616	Surgutneftegas Prefernce	220,687
74,063	Tatneft PJSC	785,584
66,900	Thai Oil Public Co., Ltd.	152,754
3,684	Transportadora de Gas del Sur SA, ADR	31,277
6,354	Tupras-Turkiye Petrol Rafine	161,611
38,666	Ultrapar Participacoes SA	172,083
102,000	Yanzhou Coal Mining Co.	103,256
8,881	YPF Sociedad Anonima, ADR	82,149

		20,302,016

Paper & Forest Products (0.2%):
56,497	Empresas CMPC SA	131,475
124,900	Indah Kiat Pulp & Paper Corp Tbk PT	57,031
82,000	Lee & Man Paper Manufacturing, Ltd.	44,400
91,000	Nine Dragons Paper Holdings, Ltd.	77,042
70,200	Pabrik Kertas Tjiwi Kimia Tbk PT	52,222
28,296	Sappi, Ltd.	70,279
29,107	Suzano Papel e Celulose SA	235,751

		668,200

Personal Products (0.6%):
1,639	Amorepacific Corp.	193,393
378	Amorepacific Corp.	23,173
1,469	Amorepacific Group	80,365
28,325	Dabur India, Ltd.	178,905
18,132	Godrej Consumer Products, Ltd.	175,942
35,000	Hengan International Group Co., Ltd.	228,558
476	LG Household & Health Care, Ltd.	521,059
101	LG Household & Health Care, Ltd.	65,128

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Personal Products, continued
22,094	Marico, Ltd.	$122,902
19,188	Natura Cosmeticos SA	156,382

		1,745,807

Pharmaceuticals (1.2%):
19,336	Aspen Pharmacare Holdings, Ltd.	109,834
14,897	Aurobindo Pharma, Ltd.	123,935
794	Celltrion Pharm, Inc.*	23,285
73,000	China Medical System Holdings, Ltd.	87,340
234,000	China Pharmaceutical Enterprise & Investment Corp.	473,152
80,500	China Resources Pharmaceutical	75,745
172,000	China Traditional Chinese Medicine Co., Ltd.	79,336
18,510	Cipla, Ltd.	111,123
6,122	Dr Reddy’s Laboratories, Ltd.	233,203
6,337	Glenmark Pharmaceuticals, Ltd.	29,013
372	Hanmi Pharm Co., Ltd.	85,387
916	Hanmi Science Co., Ltd.	30,163
2,844	Hutchison China MediTech, Ltd., ADR*	50,737
18,598	Hypera SA	150,097
8,580	Jiangsu Hengrui Medicine Co., Ltd.	97,312
11,544	Lupin, Ltd.	116,651
61,500	Luye Pharma Group, Ltd.^	43,920
4,033	Piramal Enterprises, Ltd.	92,963
1,171,200	PT Kalbe Farma Tbk	138,285
7,472	Richter Gedeon Nyrt	121,010
31,000	Shanghai Fosun Pharmaceutical Group Co., Ltd.	83,809
262,000	Sihuan Pharmaceutical Holdings Group, Ltd.	40,000
343,500	Sino Biopharmaceutical, Ltd.	439,261
82,000	SSY Group, Ltd.	64,572
44,889	Sun Pharmaceutical Industries, Ltd.	247,133
491	Yuhan Corp.	93,844
3,600	Yunnan Baiyao Group Co., Ltd.	38,372
2,000	Zhangzhou Pientzehuang Pharmaceutical Co., Ltd.	28,634

		3,308,116

Professional Services (0.0%†):
1,138	51job, Inc., ADR*	84,212

Real Estate Management & Development (2.5%):
74,000	Agile Property Holdings, Ltd.	90,405
236,599	Aldar Properties PJSC	134,668
324,400	Ayala Land, Inc.	309,787
101,480	Barwa Real Estate Co.	93,337
37,712	BR Malls Participacoes SA	130,802
570,800	Bumi Serpong Damai Tbk PT*	55,945
116,000	Central Pattana PCL	258,481
59,000	China Aoyuan Group, Ltd.	66,978
94,000	China Evergrande Group*^	201,386
9,500	China Fortune Land Development Co., Ltd.	36,030
12,400	China Merchants Shekou Industrial Zone Holdings Co., Ltd., Class A	33,132
196,000	China Overseas Land & Investment, Ltd.	620,060
136,000	China Resources Land, Ltd.	567,023
21,000	China Vanke Co., Ltd., Class A	76,530
71,800	China Vanke Co., Ltd., Class H	251,382
148,000	CIFI Holdings Group Co., Ltd.	87,177
370,000	Country Garden Holdings Co., Ltd.	466,084
25,313	Dar Al Arkan Real Estate Development Co.*	80,625
28,114	Emaar Development PJSC	31,532

Shares		Fair Value
Common Stocks, continued
Real Estate Management & Development, continued
18,917	Emaar Economic City*	$50,058
104,354	Emaar Malls PJSC	53,402
177,938	Emaar Properties PJSC	223,477
278,000	Franshion Properties China, Ltd.	160,200
112,000	Future Land Development Holdings, Ltd.	98,360
6,000	Future Land Holdings Co., Ltd.	23,776
54,400	Greenland Holdings Corp., Ltd.	53,988
50,000	Guangzhou R&F Properties Co., Ltd., Class H	75,749
42,000	Highwealth Construction Corp.	67,591
116,000	Kaisa Group Holdings, Ltd.	51,240
69,500	KWG Group Holdings, Ltd.	61,247
370,200	Land & Houses Public Co., Ltd.	116,262
76,000	Logan Property Holdings Co., Ltd.	108,375
79,500	Longfor Properties Co., Ltd.	298,132
770,000	Megaworld Corp.	64,985
15,106	Multiplan Empreendimentos Imobiliarios SA	104,898
18,663	NEPI Rockcastle plc	163,701
18,100	Poly Real Estate Group Co., Ltd., Class A	36,439
1,266,300	PT Pakuwon Jati Tbk	59,466
41,040	Ruentex Development Co., Ltd.	54,981
32,000	Shanghai Industrial Urban development Group, Ltd.	4,023
70,800	Shanghai Lujiazue	79,602
78,000	Shenzhen Investment, Ltd.	28,864
62,000	Shimao Property Holdings, Ltd.	180,112
169,500	Sime Darby Property Bhd	34,087
128,500	Sino-Ocean Land Holdings, Ltd.	43,652
433,800	SM Prime Holdings, Inc.	311,595
118,500	Soho China, Ltd.	33,954
59,700	SP Setia Berhad	19,409
124,000	Sunac China Holdings, Ltd.	501,523
372,000	Yuexiu Property Co., Ltd.	81,003
89,000	Yuzhou Properties Co., Ltd.	35,471

		6,870,986

Road & Rail (0.3%):
292,700	BTS Group Holdings PCL	128,307
417	CJ Logistics Corp.*	50,395
10,239	Container Corp. of India, Ltd.	87,548
22,699	Daqin Railway Co., Ltd., Class A	24,147
30,691	Localiza Rent a Car SA	335,823
50,713	Rumo SA*	299,059

		925,279

Semiconductors & Semiconductor Equipment (5.8%):
184,465	ASE Technology Holding Co., Ltd.	421,823
11,000	Globalwafers Co., Ltd.	112,060
18,000	Hua Hong Semiconductor, Ltd.	36,076
7,800	Longi Green Energy Technology Co., Ltd.	28,781
74,000	MediaTek, Inc.	882,228
58,000	Nanya Technology Corp.	150,501
27,000	Novatek Microelectronics Corp.	154,917
6,000	Phison Electronics Corp.	53,476
43,000	Powertech Technology, Inc.	120,865
25,000	Realtek Semiconductor Corp.	185,234
161,800	Semiconductor Manufacturing International Corp.*^	203,421
26,754	SK Hynix, Inc.	1,840,029
1,214,000	Taiwan Semiconductor Manufacturing Co., Ltd.	10,695,172
539,000	United Microelectronics Corp.	233,537

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
48,000	Vanguard International Semiconductor Corp.	$97,012
18,000	Win Semiconductors Corp.	161,590
146,000	Winbond Electronics Corp.	84,005
164,000	Xinyi Solar Holdings, Ltd.	98,452

		15,559,179

Software (0.2%):
1,643	Globant SA*	150,466
4,300	Hundsun Technologies, Inc.	44,866
8,500	Iflytek Co., Ltd.*	38,139
123,000	Kingdee International Software Group Co., Ltd.	130,601
47,000	Kingsoft Corp., Ltd.*	100,511
10,500	Yonyou Network Technology Co., Ltd.	45,695

		510,278

Specialty Retail (0.6%):
2,316	FF Group*	25
651,000	GOME Retail Holdings, Ltd.*^	59,211
296,700	Home Product Center Public Co., Ltd.	166,064
14,000	Hotai Motor Co., Ltd.	213,302
1,618	Hotel Shilla Co., Ltd.	116,684
2,754	Jarir Marketing Co.	116,028
6,593	Jumbo SA	125,247
13,097	Mr Price Group, Ltd.	137,004
35,639	Petrobras Distribuidora SA	236,158
17,100	Suning.com Co., Ltd., Class A	24,905
12,023	The Foschini Group, Ltd.	129,896
23,121	Truworths International, Ltd.	81,011
29,500	Zhongsheng Group Holdings, Ltd.	93,495

		1,499,030

Technology Hardware, Storage & Peripherals (4.5%):
156,000	Acer, Inc.	89,508
18,199	Advantech Co., Ltd.	160,604
34,000	Asustek Computer, Inc.	226,808
57,900	BOE Technology Group Co., Ltd., Class A	30,603
35,000	Catcher Technology Co., Ltd.	265,125
36,360	Chicony Electronics Co., Ltd.	107,124
216,000	Compal Electronics, Inc.	124,890
22,699	Focus Media Information Technology Co., Ltd., Class A	16,755
134,000	Inventec Corp.	92,435
17,400	Legend Holdings Corp., Class H	37,644
386,000	Lenovo Group, Ltd.	256,820
113,000	Lite-On Technology Corp.	179,261
89,500	Meitu, Inc.*	20,685
31,000	Micro-Star International Co., Ltd.	90,633
95,000	Pegatron Corp.	165,361
103,000	Quanta Computer, Inc.	188,393
234,782	Samsung Electronics Co., Ltd.	9,580,290
162,863	Wistron Corp.	131,506
354,800	Xiaomi Corp., Class B*^	399,586

		12,164,031

Textiles, Apparel & Luxury Goods (0.9%):
57,000	Anta Sports Products, Ltd.	472,056
1,274	CCC SA	43,972
8,220	Eclat Textile Co., Ltd.	110,483
16,500	Feng Tay Enterprise Co., Ltd.	118,646
2,419	Fila Korea, Ltd.	117,154
49,000	Formosta Taffeta Co., Ltd.	53,484
936,000	HengTen Networks Group, Ltd.*^	14,284

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
97,500	Li Ning Co., Ltd.	$280,394
67	LPP SA	143,981
323	Page Industries, Ltd.	102,655
105,000	Pou Chen Corp.	134,791
23,400	Ruentex Industries, Ltd.	50,402
37,700	Shenzhou International Group	496,001
16,610	Titan Co., Ltd.	298,490

		2,436,793

Thrifts & Mortgage Finance (0.9%):
79,201	Housing Development Finance Corp., Ltd.	2,211,413
12,949	Indiabulls Housing Finance, Ltd.	46,993
16,895	LIC Housing Finance, Ltd.	89,823

		2,348,229

Tobacco (0.5%):
6,500	British American Tobacco Malaysia Berhad	29,419
533,100	Hanjaya Mandala Sampoerna Tbk PT	86,081
173,901	ITC, Ltd.	638,647
5,823	KT&G Corp.	514,111
23,300	PT Gudang Garam Tbk	86,029

		1,354,287

Trading Companies & Distributors (0.1%):
11,100	BOC Aviation, Ltd.	102,685
2,050	Daewoo International Corp.	32,837

		135,522

Transportation Infrastructure (1.0%):
27,676	Adani Ports & Special Economic Zone, Ltd.	161,812
206,100	Airports of Thailand Public Co., Ltd.	504,088
398,600	Bangkok Expressway & Metro	140,841
74,000	Beijing Capital International Airport Co., Ltd.	63,312
53,228	China Merchants Holdings International Co., Ltd.^	80,467
64,789	Companhia de Concessoes Rodoviarias	269,006
82,000	Cosco Pacific, Ltd.	65,685
8,874	DP World, Ltd.	124,168
11,031	Grupo Aeroportuario de Sur	168,638
19,118	Grupo Aeroporturaio del Pacifico SAB de C.V.	184,000
45,220	International Container Terminal Services, Inc.	105,300
64,000	Jiangsu Expressway Co., Ltd., Series H	81,376
54,700	Malaysia Airports Holdings Berhad	113,266
12,192	Promotora Y Operadora de Infraestructura SAB de CV	109,333
81,807	PT Jasa Marga Persero Tbk	32,842
3,000	Shanghai International Air	33,650
35,399	Shanghai International Port Group Co., Ltd.	28,393
51,000	Shenzhen International Holdings, Ltd.	98,317
110,000	Taiwan High Speed Rail Corp.	125,165
11,315	TAV Havalimanlari Holding AS	47,404
70,800	Westports Holding Berhad	69,893
76,000	Zhejiang Expressway Co., Ltd.	65,567

		2,672,523

Water Utilities (0.3%):
130,347	Aguas Andinas SA, Class A	71,326
282,000	Beijing Enterprises Water Group, Ltd.	144,964

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Water Utilities, continued
17,048	Cia Saneamento Basico Do Estado de Sao Paulo	$203,529
158,000	Guangdong Investment, Ltd.	309,870

		729,689

Wireless Telecommunication Services (2.9%):
57,400	Advanced Info Service Public Co., Ltd.	413,201
1,614,139	America Movil SAB de C.V., Series L	1,197,659
152,000	Axiata Group Berhad	156,196
90,247	Bharti Airtel, Ltd.	467,878
303,500	China Mobile, Ltd.	2,518,886
98,000	China United Network Communications, Ltd.	82,907
160,100	DIGI.com Berhad	181,740
8,615	Empresa Nacional de Telecomunicaciones SA*	75,574
17,521	Etihad Etisalat Co.*	112,874
83,000	Far EasTone Telecommunications Co., Ltd.	193,856
1,585	Globe Telecom, Inc.	55,965
104,700	Intouch Holdings Public Co., Ltd.	224,412
125,400	Maxis Berhad	168,002
26,706	Mobile TeleSystems PJSC, ADR	216,319
86,669	MTN Group, Ltd.^	551,570
4,620	PLDT, Inc.	101,244
659	SK Telecom Co., Ltd.	132,615
78,000	Taiwan Mobile Co., Ltd.	281,438
38,550	Tim Participacoes SA	110,511
36,500	Total Access Communication Public Co., Ltd.	68,777
50,484	Turkcell Iletisim Hizmetleri AS	116,457
32,576	Vodacom Group, Ltd.	257,568
357,428	Vodafone Idea, Ltd.*	31,077

		7,716,726

Total Common Stocks (Cost $220,931,823)		260,033,262

Preferred Stocks (2.1%):
Automobiles (0.1%):
1,950	Hyundai Motor Co., Ltd., 4.83%, 12/27/19	138,532

Banks (1.2%):
194,962	Banco Bradesco SA, 2.96%, 1/3/20	1,591,756
235,763	Itau Unibanco Holding SA, Series S, 4.92%, 1/3/20	1,987,865

		3,579,621

Chemicals (0.0%†):
8,883	Braskem SA, Class A, 10/4/19*	69,531

Food & Staples Retailing (0.1%):
8,122	Companhia Brasileira de Destribuicao Grupo Pao de Acucar, Series A, 2.02%, 12/31/19	156,004

Metals & Mining (0.1%):
49,623	Gerdau SA, 2.43%, 11/21/19	157,184

Multiline Retail (0.1%):
39,691	Lojas Americanas SA, 0.38%, 1/6/20	190,688

Technology Hardware, Storage & Peripherals (0.5%):
40,250	Samsung Electronics Co., Ltd., 2.69%, 12/27/19	1,322,996

Total Preferred Stocks (Cost $4,962,215)		5,614,556

Rights (0.0%†):
Banks (0.0%†):
10,724	Shanghai Commercial, Expires on 10/08/19*	5,566

Shares		Fair Value
Rights, continued
Banks, continued
351,186	TMB Bank plc, Expires on 12/31/49*	$1,952

		7,518

Electric Utilities (0.0%†):
178,922	Rushydro PJSC, Expires on 12/31/49*	–

Pharmaceuticals (0.0%†):
234	Shanghai Fosun Pharmaceutical, Expires on 12/31/49*(a)	–

Total Rights (Cost $–)		7,518

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bond (0.0%†):
Food Products (0.0%†):
78,990	Britannia Industries, Ltd., 8.00%, 8/28/22+	1,106

Total Foreign Bond (Cost $1,100)		1,106

Securities Held as Collateral for Securities on Loan (1.3%):
$3,517,077	BlackRock Liquidity FedFund, Institutional Class (b)	3,517,077

Total Securities Held as Collateral for Securities on Loan (Cost $3,517,077)		3,517,077

Unaffiliated Investment Companies (0.2%):
Money Markets (0.2%):
532,434	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 1.83%(c)	532,434

Total Unaffiliated Investment Companies (Cost $532,434)		532,434

Total Investment Securities (Cost $229,944,649) - 99.9%		269,705,953
Net other assets (liabilities) - 0.1%		159,365

Net Assets - 100.0%		$269,865,318

Percentages indicated are based on net assets as of September 30, 2019.

ADR      -     American Depositary Receipt

GDR      -     Global Depositary Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019 was $3,253,299.
+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2019. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2019.
(c)	The rate represents the effective yield at September 30, 2019.
†	Represents less than 0.05%.

Amounts shown as “—” are either $0 or rounds to less than $1.

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2019:

Country	Percentage
Argentina	0.1%
Belgium	—%†
Bermuda	0.3%
Brazil	7.5%
Cayman Islands	1.3%
Chile	1.0%
China	24.3%
Colombia	0.4%
Czech Republic	0.1%
Egypt	0.1%
Greece	0.3%
Hong Kong	5.4%
Hungary	0.3%
India	8.7%
Indonesia	2.0%
Korea, Republic Of	0.2%
Luxembourg	0.1%
Malaysia	2.1%
Mexico	2.4%
Pakistan	—%†
Peru	0.1%
Philippines	1.1%
Poland	1.0%
Qatar	1.0%
Republic of Korea (South)	11.7%
Romania	0.1%
Russian Federation	4.0%
Saudi Arabia	2.5%
Singapore	—%†
South Africa	4.5%
Switzerland	0.2%
Taiwan, Province Of China	11.2%
Thailand	2.8%
Turkey	0.6%
United Arab Emirates	0.7%
United States	1.9%

100.0%

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Emerging Markets Equity Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Futures Contracts

Cash of $242,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Mini MSCI Emerging Markets Index December Futures (U.S. Dollar)	12/20/19	93	$4,658,835	$(124,347)

				$(124,347)

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (99.3%):
Aerospace & Defense (2.2%):
1,371	Arconic, Inc.	$35,646
10,472	BAE Systems plc	73,363
1,785	Boeing Co. (The)	679,140
6,773	Bombardier, Inc., Class B*	9,152
946	CAE, Inc.	24,037
10	Dassault Aviation SA	14,141
106	Elbit Systems, Ltd.	17,575
1,960	European Aeronautic Defence & Space Co. NV	254,833
401	Finmeccanica SpA	4,721
833	General Dynamics Corp.	152,214
147	HEICO Corp.	18,357
260	HEICO Corp., Class A	25,301
132	Huntington Ingalls Industries, Inc.	27,956
749	L3harris Technologies, Inc.	156,271
855	Lockheed Martin Corp.	333,501
3,047	Meggitt plc	23,804
164	MTU Aero Engines AG	43,570
533	Northrop Grumman Corp.	199,763
957	Raytheon Co.	187,754
5,970	Rolls-Royce Holdings plc	58,130
1,071	Safran SA	168,810
6,300	Singapore Technologies Engineering, Ltd.	17,513
369	Spirit AeroSystems Holdings, Inc., Class A	30,347
675	Textron, Inc.	33,048
368	Thales SA	42,348
166	TransDigm Group, Inc.	86,431
2,752	United Technologies Corp.	375,703

		3,093,429

Air Freight & Logistics (0.5%):
2,202	Bollore, Inc.	9,130
478	C.H. Robinson Worldwide, Inc.	40,525
3,250	Deutsche Post AG	108,542
617	Expeditors International of Washington, Inc.	45,837
847	FedEx Corp.	123,298
400	SG Holdings Co., Ltd.	9,794
2,367	United Parcel Service, Inc., Class B	283,614
341	XPO Logistics, Inc.*^	24,405
1,100	Yamato Holdings Co., Ltd.	16,637

		661,782

Airlines (0.1%):
405	Air Canada*	13,211
400	All Nippon Airways Co., Ltd.^	13,453
468	American Airlines Group, Inc.	12,622
624	Delta Air Lines, Inc.	35,942
966	Deutsche Lufthansa AG, Registered Shares	15,349
585	easyJet plc	8,269
400	Japan Airlines Co., Ltd.	11,891
200	Singapore Airlines, Ltd.	1,324
491	Southwest Airlines Co.	26,519
239	United Continental Holdings, Inc.*	21,130

		159,710

Auto Components (0.5%):
500	Aisin Sieki Co., Ltd.	15,816
819	Aptiv plc	71,597
266	Autoliv, Inc.^	20,982
686	BorgWarner, Inc.	25,162
2,000	Bridgestone Corp.	77,784
568	Compagnie Generale des Establissements Michelin SCA, Class B	63,466

Shares		Fair Value
Common Stocks, continued
Auto Components, continued
363	Continental AG	$46,593
1,300	Denso Corp.	57,440
299	Faurecia SA	14,213
400	Koito Manufacturing Co., Ltd.	19,724
185	Lear Corp.	21,812
911	Magna Internationl, Inc.	48,566
700	NGK Spark Plug Co., Ltd.	13,436
459	Nokian Renkaat OYJ	12,957
1,473	Pirelli & C SpA	8,728
600	Stanley Electric Co., Ltd.	15,993
2,900	Sumitomo Electric Industries, Ltd.	37,043
700	Sumitomo Rubber Industries, Ltd.	8,350
300	Toyoda Gosei Co., Ltd.	6,047
500	Toyota Industries Corp.	28,863
842	Valeo SA	27,346
300	Yokohama Rubber Co., Ltd. (The)	6,042

		647,960

Automobiles (1.2%):
982	Bayerische Motoren Werke AG (BMW)	69,064
3,038	Daimler AG, Registered Shares	150,879
394	Ferrari NV	60,842
3,571	Fiat Chrysler Automobiles NV	46,263
13,254	Ford Motor Co.	121,407
2,100	Fuji Heavy Industries, Ltd.	59,370
4,268	General Motors Co.	159,964
541	Harley-Davidson, Inc.	19,460
5,500	Honda Motor Co., Ltd.	143,207
1,900	Isuzu Motors, Ltd.	21,089
2,200	Mazda Motor Corp.	19,681
2,700	Mitsubishi Motors Corp.	11,785
8,100	Nissan Motor Co., Ltd.	50,728
2,093	PSA Peugeot Citroen SA	52,268
650	Renault SA	37,344
1,200	Suzuki Motor Corp.	50,980
447	Tesla Motors, Inc.*^	107,669
7,600	Toyota Motor Corp.^	509,834
130	Volkswagen AG	22,341
1,100	Yamaha Motor Co., Ltd.	20,064

		1,734,239

Banks (7.6%):
1,221	ABN AMRO Group NV	21,526
1,888	AIB Group plc	5,616
400	Aozora Bank, Ltd.	10,040
9,456	Australia & New Zealand Banking Group, Ltd.	182,688
21,010	Banco Bilbao Vizcaya Argentaria SA	109,601
21,685	Banco de Sabadell SA	21,065
56,508	Banco Santander SA	230,384
3,600	Bank Hapoalim BM*	28,390
5,141	Bank Leumi Le-Israel Corp.	36,606
30,248	Bank of America Corp.	882,333
4,800	Bank of East Asia, Ltd. (The)	11,840
3,384	Bank of Ireland Group plc	13,448
200	Bank of Kyoto, Ltd. (The)	7,874
2,027	Bank of Montreal	149,313
4,156	Bank of Nova Scotia	236,083
4,962	Bankia SA	9,382
2,483	Bankinter SA	15,696
57,556	Barclays plc	106,345
2,598	BB&T Corp.	138,655
1,721	Bendigo & Adelaide Bank, Ltd.	13,351
3,796	BNP Paribas SA	185,055
12,500	BOC Hong Kong Holdings, Ltd.	42,654
1,470	Canadian Imperial Bank of Commerce	121,300

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Banks, continued
2,200	Chiba Bank, Ltd. (The)	$11,385
1,100	Chuo Mitsui Trust Holdings, Inc.	39,878
325	CIT Group, Inc.	14,726
7,753	Citigroup, Inc.	535,577
1,569	Citizens Financial Group, Inc.	55,496
521	Comerica, Inc.	34,381
3,447	Commerzbank AG	20,001
5,878	Commonwealth Bank of Australia	321,573
4,400	Concordia Financial Group, Ltd.	16,975
4,079	Credit Agricole SA	49,593
11,058	Criteria Caixacorp SA	29,080
2,168	Danske Bank A/S	30,188
6,000	DBS Group Holdings, Ltd.	108,169
3,027	DnB NOR ASA	53,461
473	East West Bancorp, Inc.	20,949
998	Erste Group Bank AG	33,035
2,469	Fifth Third Bancorp	67,601
2,040	Finecobank Banca Fineco SpA	21,621
566	First Republic Bank	54,732
600	Fukuoka Financial Group, Inc.	11,413
2,700	Hang Seng Bank, Ltd.	58,415
67,115	HSBC Holdings plc	514,849
3,736	Huntington Bancshares, Inc.	53,313
12,913	ING Groep NV	135,343
47,157	Intesa Sanpaolo SpA	111,935
4,008	Isreal Discount Bank	17,637
1,600	Japan Post Bank Co., Ltd.^	15,554
10,888	JPMorgan Chase & Co.	1,281,408
800	KBC Group NV	52,051
3,245	KeyCorp	57,891
238,844	Lloyds Banking Group plc	159,247
439	M&T Bank Corp.	69,349
3,600	Mebuki Financial Group, Inc.	8,911
2,255	Mediobanca SpA	24,647
40,900	Mitsubishi UFJ Financial Group, Inc.	208,482
514	Mizrahi Tefahot Bank, Ltd.	12,781
83,600	Mizuho Financial Group, Inc.	128,556
9,576	National Australia Bank, Ltd.	192,617
1,174	National Bank of Canada^	58,421
10,849	Nordea Bank AB	77,041
11,300	Oversea-Chinese Banking Corp., Ltd.	89,076
1,195	People’s United Financial, Inc.	18,684
1,506	PNC Financial Services Group, Inc.	211,081
556	Raiffeisen International Bank-Holding AG	12,922
3,508	Regions Financial Corp.	55,497
7,200	Resona Holdings, Inc.	31,015
4,805	Royal Bank of Canada	389,819
17,623	Royal Bank of Scotland Group plc	45,018
2,100	Seven Bank, Ltd.	5,770
400	Shinsei Bank, Ltd.	5,850
1,500	Shizuoka Bank, Ltd. (The)	11,239
207	Signature Bank	24,679
5,566	Skandinaviska Enskilda Banken AB, Class A	51,214
2,436	Societe Generale	66,823
8,996	Standard Chartered plc	75,615
4,400	Sumitomo Mitsui Financial Group, Inc.	151,152
1,477	SunTrust Banks, Inc.	101,618
162	SVB Financial Group*	33,850
5,247	Svenska Handelsbanken AB, Class A	49,210
3,130	Swedbank AB, Class A	45,106
6,108	Toronto-Dominion Bank (The)	356,189
5,059	U.S. Bancorp	279,965

Shares		Fair Value
Common Stocks, continued
Banks, continued
6,841	Unicredit SpA	$80,808
4,404	United Overseas Bank, Ltd.	81,606
14,330	Wells Fargo & Co.	722,805
11,609	Westpac Banking Corp.	232,473
697	Zions Bancorp	31,030

		10,607,641

Beverages (2.1%):
2,540	Anheuser-Busch InBev NV	241,774
1,300	Asahi Breweries, Ltd.	64,371
933	Brown-Forman Corp., Class B	58,574
363	Carlsberg A/S, Class B	53,718
1,827	Coca-Cola Amatil, Ltd.	13,144
500	Coca-Cola Bottlers Japan Holdings, Inc.	11,276
13,542	Coca-Cola Co. (The)	737,226
782	Coca-Cola European Partners plc	43,624
698	Coca-Cola HBC AG	22,798
557	Constellation Brands, Inc., Class C	115,455
2,076	Davide Campari - Milano SpA	18,769
7,956	Diageo plc	325,495
423	Heineken Holding NV	42,137
909	Heineken NV	98,281
2,900	Kirin Holdings Co., Ltd.	61,572
521	Molson Coors Brewing Co., Class B	29,958
1,372	Monster Beverage Corp.*	79,658
4,714	PepsiCo, Inc.	646,289
717	Pernod Ricard SA	127,623
74	Remy Cointreau SA^	9,820
500	Suntory Beverage & Food, Ltd.	21,388
2,611	Treasury Wine Estates, Ltd.	32,765

		2,855,715

Biotechnology (1.6%):
4,934	AbbVie, Inc.	373,602
760	Alexion Pharmaceuticals, Inc.*	74,434
593	Alkermes plc*	11,569
336	Alnylam Pharmaceuticals, Inc.*	27,021
2,042	Amgen, Inc.	395,148
117	BeiGene, Ltd., ADR*^	14,328
671	Biogen Idec, Inc.*	156,222
504	BioMarin Pharmaceutical, Inc.*	33,970
2,389	Celgene Corp.*	237,228
1,552	CSL, Ltd.	245,191
433	Exact Sciences Corp.*	39,130
222	Genmab A/S*	45,132
4,167	Gilead Sciences, Inc.	264,104
1,016	Grifols SA^	29,932
586	Incyte Corp.*	43,499
453	Ionis Pharmaceuticals, Inc.*^	27,139
300	Peptidream, Inc.*	14,318
274	Regeneron Pharmaceuticals, Inc.*	76,008
256	Sarepta Therapeutics, Inc.*	19,282
349	Seattle Genetics, Inc.*	29,805
832	Vertex Pharmaceuticals, Inc.*	140,957

		2,298,019

Building Products (0.4%):
447	A.O. Smith Corp.	21,326
307	Allegion plc	31,821
500	Asahi Glass Co., Ltd.	15,604
3,294	ASSA Abloy AB, Class B	73,401
1,579	Compagnie de Saint-Gobain SA	62,016
800	Daikin Industries, Ltd.	105,062
468	Fortune Brands Home & Security, Inc.	25,600
133	Geberit AG, Registered Shares	63,517
2,739	Johnson Controls International plc	120,215

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Building Products, continued
549	Kingspan Group plc	$26,910
120	Lennox International, Inc.	29,156
1,000	Lixil Group Corp.	17,586
948	Masco Corp.	39,513
422	Owens Corning, Inc.	26,670
500	TOTO, Ltd.	18,849

		677,246

Capital Markets (2.6%):
3,180	3i Group plc	45,589
45	Affiliated Managers Group, Inc.	3,751
449	Ameriprise Financial, Inc.	66,048
220	Amundi SA	15,355
606	ASX, Ltd.	33,204
2,959	Bank of New York Mellon Corp. (The)	133,776
390	BlackRock, Inc., Class A+	173,800
2,796	Brookfield Asset Management, Inc., Class A	148,485
412	CBOE Holdings, Inc.	47,343
4,086	Charles Schwab Corp. (The)	170,917
879	CI Financial Corp.	12,826
1,223	CME Group, Inc.	258,468
8,729	Credit Suisse Group AG	107,201
5,900	Daiwa Securities Group, Inc.	26,430
5,941	Deutsche Bank AG, Registered Shares	44,498
606	Deutsche Boerse AG	94,717
829	E*TRADE Financial Corp.	36,219
451	Eaton Vance Corp.	20,263
132	FactSet Research Systems, Inc.	32,072
874	Franklin Resources, Inc.	25,224
1,097	Goldman Sachs Group, Inc.	227,331
1,005	Hargreaves Lansdown plc	25,676
4,100	Hong Kong Exchanges & Clearing, Ltd.	121,023
310	IGM Financial, Inc.	8,804
1,897	Intercontinental Exchange, Inc.	175,036
1,286	Invesco, Ltd.	21,785
2,442	Investec plc	12,566
1,300	Japan Exchange Group, Inc.	20,573
710	Julius Baer Group, Ltd.	31,503
1,718	KKR & Co., Inc., Class A	46,128
991	London Stock Exchange Group plc	88,980
1,053	Macquarie Group, Ltd.	93,282
398	Magellan Financial Group, Ltd.	13,833
129	MarketAxess Holdings, Inc.	42,248
559	Moody’s Corp.	114,500
4,225	Morgan Stanley	180,281
286	MSCI, Inc.	62,277
392	NASDAQ OMX Group, Inc. (The)	38,945
3,360	Natixis	13,952
11,500	Nomura Holdings, Inc.	48,637
684	Northern Trust Corp.	63,831
63	Partners Group Holding AG	48,339
434	Raymond James Financial, Inc.	35,788
843	S&P Global, Inc.	206,518
800	SBI Holdings, Inc.	17,225
341	Schroders plc	12,890
413	SEI Investments Co.	24,472
3,200	Singapore Exchange, Ltd.	19,643
1,995	St. James Place plc	24,013
1,166	State Street Corp.	69,016
793	T. Rowe Price Group, Inc.	90,600
905	TD Ameritrade Holding Corp.	42,264
12,964	UBS Group AG	147,414

		3,685,559

Shares		Fair Value
Common Stocks, continued
Chemicals (2.4%):
1,440	Air Liquide SA	$205,147
721	Air Products & Chemicals, Inc.	159,960
700	Air Water, Inc.	12,589
762	Akzo Nobel NV	67,970
365	Albemarle Corp.^	25,375
263	Arkema SA	24,549
4,400	Asahi Kasei Corp.	43,634
832	Axalta Coating Systems, Ltd.*	25,085
3,087	BASF SE	215,917
464	Celanese Corp., Series A	56,743
758	CF Industries Holdings, Inc.	37,294
353	Christian Hansen Holding A/S	29,976
561	Clariant AG	10,929
2,627	Corteva, Inc.	73,556
482	Covestro AG	23,847
457	Croda International plc	27,317
1,000	Daicel Chemical Industries, Ltd.	8,509
2,530	Dow, Inc.	120,555
2,515	DuPont de Nemours, Inc.	179,344
332	Eastman Chemical Co.	24,512
862	Ecolab, Inc.	170,709
34	EMS-Chemie Holding AG	21,195
653	Evonik Industries AG	16,118
440	FMC Corp.	38,579
275	Fuchs Petrolub AG	10,319
32	Givaudan SA, Registered Shares	89,334
500	Hitachi Chemical Co., Ltd.	16,357
6,485	Incitec Pivot, Ltd.	14,857
304	International Flavor & Fragrances, Inc.^	37,277
2,151	Israel Chemicals, Ltd.	10,723
591	Johnson Matthey plc	22,230
800	JSR Corp.	12,885
500	Kansai Paint Co., Ltd.^	11,688
650	Koninklijke DSM NV	78,178
1,300	Kuraray Co., Ltd.	16,083
270	Lanxess AG	16,480
1,840	Linde plc	356,445
808	LyondellBasell Industries NV, Class A	72,292
244	Methanex Corp.	8,659
4,700	Mitsubishi Chemical Holdings Corp.	33,689
400	Mitsubishi Gas Chemical Co., Inc.	5,377
400	Mitsui Chemicals, Inc.	9,017
1,289	Mosaic Co. (The)	26,425
300	Nippon Paint Holdings Co., Ltd.	15,652
500	Nissan Chemical Industries, Ltd.	20,906
500	Nitto Denko Corp.	24,237
785	Novozymes A/S, Class B	33,008
1,931	Nutrien, Ltd.	96,207
1,427	Orica, Ltd.	21,732
815	PPG Industries, Inc.	96,586
273	Sherwin Williams Co.	150,115
1,100	Shin-Etsu Chemical Co., Ltd.	118,539
500	Showa Denko K.K.	13,180
419	Sika AG	61,344
249	Solvay SA	25,815
4,700	Sumitomo Chemical Co., Ltd.	21,240
400	Symrise AG	38,870
600	Taiyo Nippon Sanso Corp.	12,184
700	Teijin, Ltd.	13,514
5,200	Toray Industries, Inc.	38,829
1,000	Tosoh Corp.	13,314
776	Umicore SA	29,317
141	Westlake Chemical Corp.	9,238

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals, continued
682	Yara International ASA	$29,433

		3,350,984

Commercial Services & Supplies (0.5%):
5,458	Brambles, Ltd.	42,040
306	Cintas Corp.	82,039
665	Copart, Inc.*	53,419
1,000	Dai Nippon Printing Co., Ltd.	25,994
805	Edenred	38,652
6,037	G4S plc	14,055
398	ISS A/S	9,850
400	Park24 Co., Ltd.	9,285
6,367	Rentokil Initial plc	36,607
758	Republic Services, Inc., Class A	65,605
601	Rollins, Inc.	20,476
700	SECOM Co., Ltd.	64,089
1,209	Securitas AB, Class B	18,538
109	Societe BIC SA	7,320
300	Sohgo Security Services Co., Ltd.	15,783
1,000	Toppan Printing Co., Ltd.	17,804
914	Waste Connections, Inc.	84,088
1,440	Waste Management, Inc.	165,600

		771,244

Communications Equipment (0.8%):
188	Arista Networks, Inc.*	44,917
14,335	Cisco Systems, Inc.	708,292
139	F5 Networks, Inc.*	19,518
1,112	Juniper Networks, Inc.	27,522
566	Motorola Solutions, Inc.	96,452
18,564	Nokia OYJ	94,065
338	Palo Alto Networks, Inc.*	68,895
10,526	Telefonaktiebolaget LM Ericsson, Class B	84,155

		1,143,816

Construction & Engineering (0.4%):
877	ACS Actividades de Construccion y Servicios SA	35,080
805	Bouygues SA	32,271
349	Cimic Group, Ltd.	7,423
227	Eiffage SA	23,546
1,648	Ferrovial SA	47,610
547	Fluor Corp.	10,464
76	Hochtief AG	8,655
481	Jacobs Engineering Group, Inc.	44,012
800	JGC Corp.	10,550
1,500	Kajima Corp.	19,788
1,500	Obayashi Corp.	15,016
2,000	Shimizu Corp.^	18,189
1,213	Skanska AB, Class B	24,591
583	SNC-Lavalin Group, Inc.	8,212
800	TAISEI Corp.	31,153
1,686	Vinci SA	181,706
377	WSP Global, Inc.	22,036

		540,302

Construction Materials (0.3%):
4,102	Boral, Ltd.	13,459
2,820	CRH plc	96,778
3,025	Fletcher Building, Ltd.	9,741
529	HeidelbergCement AG	38,240
71	Imerys SA	2,857
1,292	James Hardie Industries SE	21,693
1,632	LafargeHolcim, Ltd., Registered Shares	80,451
202	Martin Marietta Materials, Inc.	55,368
500	Taiheiyo Cement Corp.	13,443

Shares		Fair Value
Common Stocks, continued
Construction Materials, continued
414	Vulcan Materials Co.	$62,614

		394,644

Consumer Finance (0.5%):
1,300	ACOM Co., Ltd.	5,122
400	AEON Credit Service Co., Ltd.	6,053
1,383	Ally Financial, Inc.	45,860
2,392	American Express Co.	282,926
1,604	Capital One Financial Corp.	145,932
700	Credit Saison Co., Ltd.	9,443
1,104	Discover Financial Services	89,523
2,046	Synchrony Financial	69,748

		654,607

Containers & Packaging (0.2%):
5,104	Amcor PLC	49,764
282	Avery Dennison Corp.	32,027
1,091	Ball Corp.	79,435
545	CCL Industries, Inc.	21,986
409	Crown Holdings, Inc.*	27,019
1,337	International Paper Co.	55,913
297	Packaging Corp. of America	31,512
609	Sealed Air Corp.	25,280
820	Smurfit Kappa Group plc	24,389
600	Toyo Seikan Kaisha, Ltd.	9,370
841	WestRock Co.	30,654

		387,349

Distributors (0.1%):
510	Genuine Parts Co.	50,791
400	Jardine Cycle & Carriage, Ltd.	8,709
1,183	LKQ Corp.*	37,205

		96,705

Diversified Consumer Services (0.0%†):
200	Benesse Holdings, Inc.	5,214
633	H&R Block, Inc.	14,951

		20,165

Diversified Financial Services (1.0%):
11,633	AMP, Ltd.	14,354
856	AXA Equitable Holdings, Inc.	18,969
4,340	Berkshire Hathaway, Inc., Class B*	902,806
200	Century Tokyo Leasing Corp.	9,315
2,251	Challenger, Ltd.	11,240
159	Eurazeo Se	11,834
446	EXOR NV	29,921
262	Groupe Bruxelles Lambert SA	25,170
681	Industrivarden AB, Class C	14,924
1,402	Investor AB, Class B	68,593
844	Jefferies Financial Group, Inc.	15,530
827	Kinnevik AB	21,772
342	L E Lundbergforetagen AB	12,879
1,300	Mitsubishi UFJ Lease & Finance Co., Ltd.	7,547
317	Onex Corp.	19,654
4,600	ORIX Corp.	68,851
88	Pargesa Holding SA	6,772
7,483	Standard Life Aberdeen plc	26,290
495	Voya Financial, Inc.	26,948
105	Wendel	14,496

		1,327,865

Diversified Telecommunication Services (2.1%):
24,425	AT&T, Inc.	924,242
279	BCE, Inc.	13,496
582	Belgacom SA	17,289
28,671	BT Group plc	62,984
669	Cellnex Telecom SAU	27,631
3,542	CenturyLink, Inc.	44,204

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services, continued
11,126	Deutsche Telekom AG, Registered Shares	$186,751
563	Elisa OYJ	29,021
6,807	France Telecom SA	106,831
14,000	HKT Trust & HKT, Ltd.	22,260
103	Iliad SA	9,671
10,691	Koninklijke KPN NV	33,349
2,200	Nippon Telegraph & Telephone Corp.	105,238
3,000	PCCW, Ltd.	1,685
27,900	Singapore Telecommunications, Ltd.	62,667
88	Swisscom AG, Registered Shares^	43,414
6,633	Telecom Corp. of New Zealand, Ltd.	18,324
28,598	Telecom Italia SpA*	16,332
21,887	Telecom Italia SpA	11,974
3,135	Telefonica Deutschland Holding AG	8,739
14,851	Telefonica SA	113,386
2,495	Telenor ASA	50,080
10,107	Telia Co AB	45,284
14,817	Telstra Corp., Ltd.	35,142
752	TELUS Corp.	26,766
838	TPG Telecom, Ltd.	3,931
475	United Internet AG, Registered Shares	16,941
13,860	Verizon Communications, Inc.	836,590
709	Zayo Group Holdings, Inc.*	24,035

		2,898,257

Electric Utilities (2.1%):
765	Alliant Energy Corp.	41,256
1,640	American Electric Power Co., Inc.	153,652
6,654	AusNet Services	8,144
2,200	Chubu Electric Power Co., Inc.	31,868
1,100	Chugoku Electric Power Co., Inc. (The)^	14,130
2,000	CK Infrastructure Holdings, Ltd.	13,415
5,000	CLP Holdings, Ltd.	52,354
2,406	Duke Energy Corp.	230,639
1,202	Edison International	90,655
9,354	EDP - Energias de Portugal SA	36,329
2,156	Electricite de France	24,125
799	Emera, Inc.	35,080
1,138	Endesa SA	29,935
27,193	Enel SpA	203,154
637	Entergy Corp.	74,758
875	Evergy, Inc.	58,240
1,025	Eversource Energy	87,607
3,196	Exelon Corp.	154,399
1,742	FirstEnergy Corp.	84,017
1,522	Fortis, Inc.	64,351
1,472	Fortum OYJ	34,817
7,500	HK Electric Investments, Ltd.	7,149
4,500	Hongkong Electric Holdings, Ltd.	30,247
1,223	Hydro One, Ltd.^	22,610
20,587	Iberdrola SA	213,916
2,500	Kansai Electric Power Co., Inc. (The)	27,964
1,100	Kyushu Electric Power Co., Inc.	10,385
1,593	NextEra Energy, Inc.	371,153
619	OGE Energy Corp.	28,090
606	Orsted A/S	56,295
367	Pinnacle West Capital Corp.	35,625
2,382	PPL Corp.	75,009
1,396	Red Electrica Corporacion SA	28,336
3,655	Scottish & Southern Energy plc	55,988
3,365	Southern Co. (The)	207,856
5,043	Terna SpA	32,383
1,200	Tohoku Electric Power Co., Inc.	11,744

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
5,700	Tokyo Electric Power Co., Inc. (The)*	$27,910
244	Verbund AG, Class A	13,345
1,789	Xcel Energy, Inc.	116,088

		2,895,018

Electrical Equipment (0.8%):
6,365	ABB, Ltd.	125,048
124	Acuity Brands, Inc.	16,714
730	AMETEK, Inc.	67,029
1,450	Eaton Corp. plc	120,568
2,071	Emerson Electric Co.	138,467
400	Fuji Electric Holdings Co., Ltd.	12,344
901	Legrand SA	64,347
17,934	Melrose Industries plc	44,420
5,900	Mitsubishi Electric Corp.	78,838
700	Nidec Corp.	94,869
907	Prysmian SpA	19,492
409	Rockwell Automation, Inc.	67,403
1,873	Schneider Electric SA	164,240
524	Sensata Technologies Holding plc*	26,231
973	Siemens Gamesa Renewable Energy	13,219
586	Vestas Wind Systems A/S	45,533

		1,098,762

Electronic Equipment, Instruments & Components (0.9%):
700	ALPS Electric Co., Ltd.	13,151
997	Amphenol Corp., Class A	96,210
272	Arrow Electronics, Inc.*	20,286
509	CDW Corp.	62,729
658	Cognex Corp.	32,328
2,511	Corning, Inc.	71,613
2,085	Flextronics International, Ltd.*	21,820
420	FLIR Systems, Inc.	22,088
1,307	Halma plc	31,660
500	Hamamatsu Photonics KK	18,706
890	Hexagon AB, Class B	43,018
105	Hirose Electric Co., Ltd.	12,956
300	Hitachi High-Technologies Corp.	17,337
3,200	Hitachi, Ltd.	119,854
218	Ingenico Group^	21,280
143	IPG Photonics Corp.*	19,391
300	Keyence Corp.	186,937
573	Keysight Technologies, Inc.*	55,724
1,000	Kyocera Corp.	62,462
1,800	Murata Manufacturing Co., Ltd.	87,155
400	Nippon Electric Glass Co., Ltd.	8,963
700	Omron Corp.	38,635
700	Shimadzu Corp.	17,794
400	TDK Corp.	36,162
1,169	TE Connectivity, Ltd.	108,927
896	Trimble Navigation, Ltd.*	34,774
1,000	Venture Corp., Ltd.	11,086
700	Yaskawa Electric Corp.	26,005
900	Yokogawa Electric Corp.	16,479
186	Zebra Technologies Corp., Class A*	38,385

		1,353,915

Energy Equipment & Services (0.3%):
1,805	Baker Hughes, a GE Co.	41,876
2,980	Halliburton Co.	56,173
427	Helmerich & Payne, Inc.	17,110
2,567	John Wood Group plc	11,956
1,360	National-Oilwell Varco, Inc.	28,832
4,687	Schlumberger, Ltd.	160,155
1,519	Technipfmc plc	36,669
1,213	Tenaris SA	12,868

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
1,151	WorleyParsons, Ltd.	$10,179

		375,818

Entertainment (1.3%):
2,550	Activision Blizzard, Inc.	134,946
1,003	Electronic Arts, Inc.*	98,113
300	Konami Corp.	14,536
765	Liberty Media Group, Class C*	31,816
548	Live Nation, Inc.*	36,354
1,471	Netflix, Inc.*	393,669
1,400	Nexon Co., Ltd.*	16,994
300	Nintendo Co., Ltd.	111,709
402	Take-Two Interactive Software, Inc.*	50,387
400	Toho Co., Ltd.	17,577
274	UbiSoft Entertainment SA*	19,814
1,259	Viacom, Inc., Class B	30,254
3,148	Vivendi Universal SA	86,439
6,011	Walt Disney Co. (The)	783,354

		1,825,962

Equity Real Estate Investment Trusts (2.6%):
373	Alexandria Real Estate Equities, Inc.	57,457
1,490	American Tower Corp.	329,485
9,400	Ascendas Real Estate Investment Trust	21,241
459	AvalonBay Communities, Inc.	98,836
521	Boston Properties, Inc.	67,553
2,984	British Land Co. plc	21,464
349	Camden Property Trust	38,742
10,600	CapitaLand Commercial Trust	15,867
10,000	CapitaMall Trust	19,043
1,397	Crown Castle International Corp.	194,197
5	Daiwahouse Residential Investment Corp.	14,061
2,724	Dexus Property Group	21,942
710	Digital Realty Trust, Inc.	92,165
1,337	Duke Realty Corp.	45,418
285	Equinix, Inc.	164,388
294	Equity Lifestyle Properties, Inc.	39,278
1,235	Equity Residential Property Trust	106,531
221	Essex Property Trust, Inc.	72,190
424	Extra Space Storage, Inc.	49,532
237	Federal Realty Investment Trust	32,265
126	Fonciere des Regions SA	13,333
158	Gecina SA	24,823
5,600	GPT Group	23,305
290	H&R Real Estate Investment Trust	5,064
1,580	HCP, Inc.	56,295
2,539	Host Hotels & Resorts, Inc.	43,899
90	ICADE	8,048
1,183	Invitation Homes, Inc.	35,029
957	Iron Mountain, Inc.	30,997
2	Japan Prime Realty Investment Corp.	9,495
5	Japan Real Estate Investment Corp.	33,533
7	Japan Retail Fund Investment Corp.	14,802
1,638	Kimco Realty Corp.	34,201
640	Klepierre	21,729
2,221	Land Securities Group plc	23,382
566	Liberty Property Trust	29,053
7,500	Link REIT (The)	82,340
365	Macerich Co. (The)^	11,530
5,806	Macquarie Goodman Group	55,543
370	Mid-America Apartment Communities, Inc.	48,104
14,289	Mirvac Group	29,546
493	National Retail Properties, Inc.	27,805
5	Nippon Building Fund, Inc.	38,403
6	Nippon Prologis REIT, Inc.	16,433

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
15	Nomura Real Estate Master Fund, Inc.	$27,088
2,065	ProLogis, Inc.	175,979
526	Public Storage, Inc.	129,012
1,040	Realty Income Corp.	79,747
566	Regency Centers Corp.	39,331
626	RioCan REIT	12,466
397	SBA Communications Corp.	95,737
17,626	Scentre Group	46,789
3,901	SERGO plc	38,882
1,045	Simon Property Group, Inc.	162,654
189	SL Green Realty Corp.	15,451
240	Smart Real Estate Investment Trust	5,888
8,725	Stockland Trust Group	26,806
297	Sun Communities, Inc.	44,090
8,200	Suntec REIT	11,272
891	UDR, Inc.	43,196
491	Unibail-Rodamco-Westfield	71,569
11	United Urban Investment Corp.	21,071
1,261	Ventas, Inc.	92,091
2,998	VEREIT, Inc.	29,320
7,208	Vicinity Centres	12,509
592	Vornado Realty Trust	37,693
1,379	Welltower, Inc.	125,006
2,355	Weyerhaeuser Co.	65,234
576	WP Carey, Inc.	51,552

		3,678,780

Food & Staples Retailing (1.7%):
2,100	AEON Co., Ltd.	38,632
2,790	Alimentation Couche-Tard, Inc.	85,509
2,139	Carrefour SA	37,430
240	Casino Guichard-Perrachon SA^	11,450
4,032	Coles Group, Ltd.	41,952
214	Colruyt SA	11,724
1,466	Costco Wholesale Corp.	422,369
1,200	Dairy Farm International Holdings, Ltd.	7,565
460	Empire Co., Ltd., Class A	12,456
800	FamilyMart Co., Ltd.	19,576
182	ICA Gruppen AB	8,412
6,388	J Sainsbury plc	17,260
1,005	Jeronimo Martins SGPS SA	16,951
4,080	Koninklijke Ahold Delhaize NV	102,049
2,807	Kroger Co. (The)	72,364
200	LAWSON, Inc.	10,246
685	Loblaw Cos., Ltd.	39,020
706	METRO AG	11,138
776	Metro, Inc.	34,169
2,500	Seven & I Holdings Co., Ltd.	95,949
200	Sundrug Co., Ltd.	6,293
1,602	Sysco Corp.	127,199
34,175	Tesco plc	101,323
100	Tsuruha Holdings, Inc.	10,936
2,579	Walgreens Boots Alliance, Inc.	142,644
4,779	Wal-Mart Stores, Inc.	567,173
200	Welcia Holdings Co., Ltd.	10,104
3,611	Wesfarmers, Ltd.	97,127
178	Weston (George), Ltd.	14,977
8,734	William Morrison Supermarkets plc	21,505
4,301	Woolworths, Ltd.	108,338

		2,303,840

Food Products (2.0%):
2,687	A2 Milk Co., Ltd.*	22,315
1,500	Ajinomoto Co., Inc.	28,384
1,952	Archer-Daniels-Midland Co.	80,169
1,195	Associated British Foods plc	33,826

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Food Products, continued
8	Barry Callebaut AG, Registered Shares	$16,529
352	Bunge, Ltd.	19,930
300	Calbee, Inc.	9,356
531	Campbell Soup Co.	24,915
1,740	Conagra Brands, Inc.	53,383
2,088	Danone SA	183,877
1,990	General Mills, Inc.	109,689
17,600	Golden Agri-Resources, Ltd.	2,871
477	Hershey Co. (The)	73,930
1,046	Hormel Foods Corp.	45,742
220	Ingredion, Inc.	17,983
374	JM Smucker Co. (The)	41,147
921	Kellogg Co.	59,266
533	Kerry Group plc, Class A	62,552
500	Kikkoman Corp.	24,007
2,157	Kraft Heinz Co. (The)	60,256
525	Lamb Weston Holdings, Inc.	38,178
4	Lindt & Spruengli AG	29,543
1,474	Marine Harvest	34,018
410	McCormick & Co.	64,083
400	Meiji Holdings Co., Ltd.	29,206
4,794	Mondelez International, Inc., Class A	265,204
10,341	Nestle SA, Registered Shares	1,122,012
300	Nippon Meat Packers, Inc.	12,066
800	Nisshin Seifun Group, Inc.	14,845
200	Nissin Foods Holdings Co., Ltd.	14,498
2,225	Orkla ASA, Class A	20,265
790	Saputo, Inc.	24,284
300	Toyo Suisan Kaisha, Ltd.	12,024
953	Tyson Foods, Inc., Class A	82,091
31,500	WH Group, Ltd.	28,506
3,700	Wilmar International, Ltd.	10,011
400	Yakult Honsha Co., Ltd.	22,390
500	Yamazaki Baking Co., Ltd.	8,923

		2,802,274

Gas Utilities (0.2%):
963	AltaGas, Ltd.	14,139
3,678	APA Group	28,483
417	Atmos Energy Corp.	47,492
1,000	Gas Natural SDG SA	26,525
35,574	Hong Kong & China Gas Co., Ltd.	69,096
1,300	Osaka Gas Co., Ltd.	24,960
300	Toho Gas Co., Ltd.	11,513
1,400	Tokyo Gas Co., Ltd.	35,400
558	UGI Corp.	28,051

		285,659

Health Care Equipment & Supplies (2.9%):
5,891	Abbott Laboratories	492,900
153	ABIOMED, Inc.*	27,217
1,453	Alcon, Inc.*	84,821
245	Align Technology, Inc.*	44,325
600	Asahi Intecc Co., Ltd.	15,880
1,677	Baxter International, Inc.	146,687
882	Becton, Dickinson & Co.	223,111
159	BioMerieux	13,158
4,769	Boston Scientific Corp.*	194,051
146	Carl Zeiss Meditec AG	16,633
212	Cochlear, Ltd.	29,825
397	Coloplast A/S, Class B	47,869
163	Cooper Cos., Inc. (The)	48,411
2,153	Danaher Corp.	310,958
721	Dentsply Sirona, Inc.	38,437
317	DexCom, Inc.*	47,309
687	Edwards Lifesciences Corp.*	151,078
959	EssilorLuxottica SA	138,323

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
2,111	Fisher & Paykel Healthcare Corp., Ltd.	$22,801
974	Hologic, Inc.*	49,177
1,300	HOYA Corp.	106,142
288	IDEXX Laboratories, Inc.*	78,316
385	Intuitive Surgical, Inc.*	207,873
3,059	Koninklijke Philips Electronics NV	141,780
4,449	Medtronic plc	483,250
3,400	Olympus Co., Ltd.	46,025
482	ResMed, Inc.	65,123
129	Sartorius AG	23,533
556	Siemens Healthineers AG	21,871
2,931	Smith & Nephew plc	70,588
179	Sonova Holding AG, Registered Shares	41,637
291	Steris plc	42,047
39	Straumann Holding AG, Registered Shares	31,907
1,110	Stryker Corp.	240,093
600	Sysmex Corp.	40,335
148	Teleflex, Inc.	50,283
2,000	Terumo Corp.	64,441
318	Varian Medical Systems, Inc.*	37,871
379	William Demant Holding A/S*	9,719
678	Zimmer Holdings, Inc.	93,069

		4,038,874

Health Care Providers & Services (1.7%):
700	Alfresa Holdings Corp.	15,708
508	AmerisourceBergen Corp.	41,824
849	Anthem, Inc.	203,845
1,001	Cardinal Health, Inc.	47,237
1,365	Centene Corp.*	59,050
1,277	Cigna Corp.	193,836
4,409	CVS Health Corp.	278,076
347	DaVita, Inc.*	19,803
746	Fresenius Medical Care AG & Co., KGaA	50,130
1,321	Fresenius SE & Co. KGaA	61,748
928	HCA Healthcare, Inc.	111,750
559	Henry Schein, Inc.*	35,497
446	Humana, Inc.	114,029
324	Laboratory Corp. of America Holdings*	54,432
639	McKesson Corp.	87,326
400	Medipal Holdings Corp.	8,944
378	NMC Health plc^	12,588
412	Quest Diagnostics, Inc.	44,096
548	Ramsay Health Care, Ltd.	24,015
947	Ryman Healthcare, Ltd.	7,864
1,491	Sonic Healthcare, Ltd.	28,290
300	Suzuken Co., Ltd.	16,191
3,182	UnitedHealth Group, Inc.	691,511
292	Universal Health Services, Inc., Class B	43,435
179	WellCare Health Plans, Inc.*	46,391

		2,297,616

Health Care Technology (0.1%):
1,083	Cerner Corp.	73,828
1,400	M3, Inc.	33,905
435	Veeva Systems, Inc., Class A*	66,420

		174,153

Hotels, Restaurants & Leisure (1.8%):
683	Accor SA	28,495
929	Aramark Holdings Corp.	40,486
2,102	Aristocrat Leisure, Ltd.	43,578

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
1,369	Carnival Corp., Class A	$59,839
602	Carnival plc	24,947
88	Chipotle Mexican Grill, Inc.*	73,961
5,312	Compass Group plc	136,648
1,460	Crown, Ltd.	11,879
413	Darden Restaurants, Inc.	48,825
131	Domino’s Pizza, Inc.	32,041
207	Flight Centre, Ltd.	6,657
6,000	Galaxy Entertainment Group, Ltd.	37,645
21,700	Genting Singapore, Ltd.	13,825
1,984	GVC Holdings plc	18,151
955	Hilton Worldwide Holdings, Inc.	88,920
545	InterContinental Hotels Group plc	34,005
1,201	Las Vegas Sands Corp.	69,370
922	Marriott International, Inc., Class A	114,669
2,564	McDonald’s Corp.	550,517
200	McDonald’s Holdings Co., Ltd.	9,678
763	Melco Resorts & Entertainment, Ltd., ADR	14,810
2,822	Merlin Entertainments plc	15,699
2,400	MGM China Holdings, Ltd.	3,773
1,831	MGM Resorts International	50,755
784	Norwegian Cruise Line Holdings, Ltd.*	40,588
600	Oriental Land Co., Ltd.	91,291
233	Paddy Power plc	21,786
707	Restaurant Brands International, Inc.	50,275
578	Royal Caribbean Cruises, Ltd.	62,615
8,000	Sands China, Ltd.	36,528
4,000	Shangri-La Asia, Ltd.	4,090
10,000	SJM Holdings, Ltd.	9,571
301	Sodexo SA	33,808
4,089	Starbucks Corp.	361,549
634	Stars Group, Inc. (The)*	9,491
5,762	Tabcorp Holdings, Ltd.	18,871
1,739	TUI AG	20,234
136	Vail Resorts, Inc.	30,948
454	Whitbread plc	23,962
5,200	Wynn Macau, Ltd.	10,224
314	Wynn Resorts, Ltd.	34,138
991	Yum! Brands, Inc.	112,409

		2,501,551

Household Durables (0.7%):
3,899	Barratt Developments plc	31,068
503	Berkeley Group Holdings plc (The)	25,840
900	Casio Computer Co., Ltd.^	13,952
1,209	D.R. Horton, Inc.	63,725
862	Electrolux AB, Series B, Class B	20,461
343	Garmin, Ltd.	29,049
1,713	Husqvarna AB, Class B	13,050
600	Iida Group Holdings Co., Ltd.	9,820
538	Leggett & Platt, Inc.^	22,026
830	Lennar Corp., Class A	46,356
220	Mohawk Industries, Inc.*	27,295
1,349	Newell Brands, Inc.	25,253
1,300	Nikon Corp.	16,336
11	NVR, Inc.*	40,891
7,100	Panasonic Corp.	57,841
1,137	Persimmon plc	30,341
948	PulteGroup, Inc.	34,649
100	Rinnai Corp.	6,758
277	Roku, Inc.*	28,188
92	SEB SA	13,976
1,200	Sekisui Chemical Co., Ltd.	18,708
1,900	Sekisui House, Ltd.	37,507
800	Sharp Corp.	8,932

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
4,200	Sony Corp.	$246,828
10,282	Taylor Wimpey plc	20,413
4,000	Techtronic Industries Co., Ltd.	28,073
202	Whirlpool Corp.	31,989

		949,325

Household Products (1.4%):
869	Church & Dwight Co., Inc.	65,384
440	Clorox Co. (The)	66,823
2,704	Colgate-Palmolive Co.	198,771
2,044	Essity AB, Class B	59,656
336	Henkel AG & Co. KGaA	30,767
1,167	Kimberly-Clark Corp.	165,772
600	Lion Corp.	11,838
400	Pigeon Corp.^	16,485
8,424	Procter & Gamble Co. (The)	1,047,777
2,314	Reckitt Benckiser Group plc	180,430
21	Spectrum Brands Holdings, Inc.	1,112
1,300	Unicharm Corp.	41,211

		1,886,026

Independent Power and Renewable Electricity Producers (0.1%):
2,498	AES Corp. (The)	40,817
500	Electric Power Development Co., Ltd.	11,453
3,164	Meridian Energy, Ltd.	10,301
873	NRG Energy, Inc.	34,571
462	Uniper SE	15,148
1,185	Vistra Energy Corp.	31,675

		143,965

Industrial Conglomerates (1.2%):
1,904	3M Co.	313,018
9,500	CK Hutchison Holdings, Ltd.	83,520
329	DCC plc	28,689
29,682	General Electric Co.	265,357
2,433	Honeywell International, Inc.	411,663
800	Jardine Matheson Holdings, Ltd.	42,910
600	Jardine Strategic Holdings, Ltd.	17,963
400	Keihan Electric Railway Co., Ltd.	17,849
4,300	Keppel Corp., Ltd.	18,509
5,370	NWS Holdings, Ltd.	8,325
341	Roper Industries, Inc.	121,601
700	Seibu Holdings, Inc.	12,235
3,000	SembCorp Industries, Ltd.	4,528
2,565	Siemens AG, Registered Shares	274,836
1,174	Smiths Group plc	22,650
1,900	Toshiba Corp.	58,196

		1,701,849

Insurance (3.9%):
586	Admiral Group plc	15,261
6,113	AEGON NV	25,418
2,538	Aflac, Inc.	132,788
624	Ageas NV	34,624
40,600	AIA Group, Ltd.	380,965
47	Alleghany Corp.*	37,495
1,455	Allianz SE, Registered Shares+	339,254
1,112	Allstate Corp. (The)	120,852
235	American Financial Group, Inc.	25,345
2,858	American International Group, Inc.	159,190
782	Aon plc	151,372
1,311	Arch Capital Group, Ltd.*	55,036
626	Arthur J. Gallagher & Co.	56,071
3,772	Assicurazioni Generali SpA	73,140
174	Assurant, Inc.	21,893
572	Athene Holding, Ltd.*	24,058
13,387	Aviva plc	65,638
6,352	AXA SA	162,337

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
160	Baloise Holding AG, Registered Shares	$28,685
327	Brighthouse Financial, Inc.*	13,234
1,519	Chubb, Ltd.	245,228
539	Cincinnati Financial Corp.	62,885
171	CNP Assurances SA	3,306
3,700	Dai-ichi Life Insurance Co., Ltd.	56,234
5,556	Direct Line Insurance Group plc	20,489
87	Erie Indemnity Co., Class A^	16,152
130	Everest Re Group, Ltd.	34,592
91	Fairfax Financial Holdings, Ltd.	40,118
928	FNF Group	41,212
727	Gjensidige Forsikring ASA	14,433
246	Globe Life, Inc.	23,557
832	Great-West Lifeco, Inc.	19,979
228	Hannover Rueck SE	38,557
1,122	Hartford Financial Services Group, Inc. (The)	68,004
396	IA Financial Corp., Inc.	18,023
8,236	Insurance Australia Group, Ltd.	43,951
462	Intact Financial Corp.	46,503
5,500	Japan Post Holdings Co., Ltd.	50,800
20,216	Legal & General Group plc	61,714
739	Lincoln National Corp.	44,576
993	Loews Corp.	51,120
6,859	Manulife Financial Corp.	125,821
3,957	MAPFRE SA	10,666
47	Markel Corp.*	55,549
1,714	Marsh & McLennan Cos., Inc.	171,485
10,769	Medibank Private, Ltd.	24,779
2,682	MetLife, Inc.	126,483
1,600	MS&AD Insurance Group Holdings, Inc.	52,059
523	Muenchener Rueckversicherungs-Gesellschaft AG	135,293
900	NKSJ Holdings, Inc.	37,847
821	NN Group NV	29,143
1,409	Poste Italiane SpA	16,036
842	Power Corp. of Canada	19,399
922	Power Financial Corp.	21,381
968	Principal Financial Group, Inc.	55,312
1,969	Progressive Corp. (The)	152,104
1,390	Prudential Financial, Inc.	125,031
8,572	Prudential plc	155,644
4,484	QBE Insurance Group, Ltd.	38,098
184	Reinsurance Group of America, Inc.	29,418
160	RenaissanceRe Holdings, Ltd.	30,952
2,690	RSA Insurance Group plc	17,662
1,525	Sampo OYJ, Class A	60,661
535	SCOR SA	22,107
500	Sony Financial Holdings, Inc.	10,892
2,000	Sun Life Financial, Inc.^	89,439
4,415	Suncorp Group, Ltd.*	40,688
107	Swiss Life Holding AG, Registered Shares	51,151
1,048	Swiss Re AG	109,396
1,800	T&D Holdings, Inc.	19,223
2,200	Tokio Marine Holdings, Inc.	118,131
872	Travelers Cos., Inc. (The)	129,658
433	Tryg A/S	12,410
730	UnumProvident Corp.	21,696
537	W.R. Berkley Corp.	38,788
443	Willis Towers Watson plc	85,486
519	Zurich Insurance Group AG	198,648

		5,362,625

Shares		Fair Value
Common Stocks, continued
Interactive Media & Services (3.1%):
1,001	Alphabet, Inc., Class A*	$1,222,361
1,050	Alphabet, Inc., Class C*	1,279,950
2,399	Auto Trader Group plc	15,038
8,045	Facebook, Inc., Class A*	1,432,654
281	IAC/InterActiveCorp.*	61,250
700	Kakaku.com, Inc.	17,308
200	Line Corp.*	7,162
117	REA Group, Ltd.	8,579
2,338	Snap, Inc., Class A*	36,940
342	TripAdvisor, Inc.*	13,229
2,462	Twitter, Inc.*	101,434
10,200	Yahoo! Japan Corp.	28,865
443	Zillow Group, Inc., Class C*^	13,210

		4,237,980

Internet & Direct Marketing Retail (2.3%):
1,404	Amazon.com, Inc.*	2,437,218
146	Booking Holdings, Inc.*	286,541
335	Delivery Hero AG*	14,879
2,799	eBay, Inc.	109,105
419	Expedia, Inc.	56,318
324	GrubHub, Inc.*^	18,212
151	MercadoLibre, Inc.*	83,236
1,565	Ocado Group plc*	25,469
1,637	Prosus NV*	120,153
1,663	Qurate Retail, Inc.*	17,154
3,100	Rakuten, Inc.	30,576
700	Start Today Co., Ltd.^	16,152
203	Wayfair, Inc., Class A*^	22,760
340	Zalando SE*	15,516

		3,253,289

IT Services (3.9%):
2,143	Accenture plc, Class C	412,205
26	Adyen NV*	17,141
597	Akamai Technologies, Inc.*	54,554
169	Alliance Data Systems Corp.	21,654
1,458	Amadeus IT Holding SA	104,544
346	Atos Origin SA	24,417
1,454	Automatic Data Processing, Inc.	234,705
403	Broadridge Financial Solutions, Inc.	50,145
475	Capgemini SA	56,021
812	CGI, Inc.*	64,215
1,917	Cognizant Technology Solutions Corp., Class A	115,528
1,800	Computershare, Ltd.	19,738
877	DXC Technology Co.	25,872
187	Epam Systems, Inc.*	34,094
2,033	Fidelity National Information Services, Inc.	269,901
1,914	Fiserv, Inc.*	198,271
295	FleetCor Technologies, Inc.*	84,600
700	Fujitsu, Ltd.	56,229
324	Gartner, Inc.*	46,329
999	Global Payments, Inc.	158,841
100	GMO Payment Gateway, Inc.	6,684
543	GoDaddy, Inc., Class A*	35,827
2,958	International Business Machines Corp.	430,152
261	Jack Henry & Associates, Inc.	38,098
478	Leidos Holdings, Inc.	41,051
3,043	MasterCard, Inc., Class A	826,388
109	MongoDB, Inc.*^	13,132
1,320	Nomura Research Institute, Ltd.	26,360
1,800	NTT Data Corp.	23,351
200	OBIC Co., Ltd.	22,891
349	Okta, Inc.*	34,363
400	Otsuka Corp.	16,031

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
1,047	Paychex, Inc.	$86,660
3,746	PayPal Holdings, Inc.*	388,048
986	Sabre Corp.	22,081
336	Shopify, Inc., Class A*	104,717
1,081	Square, Inc., Class A*	66,968
323	Twilio, Inc., Series A*	35,517
359	VeriSign, Inc.*	67,718
5,823	Visa, Inc., Class A	1,001,614
1,477	Western Union Co.	34,222
411	Wirecard AG	65,674
155	Wix.com, Ltd.*	18,095
326	Worldline SA*	20,589

		5,475,235

Leisure Products (0.1%):
367	Hasbro, Inc.	43,559
700	Namco Bandai Holdings, Inc.	43,616
153	Polaris Industries, Inc.	13,466
200	Sankyo Co., Ltd.	6,899
800	Sega Sammy Holdings, Inc.	11,253
200	Shimano, Inc.	30,256
500	Yamaha Corp.	22,623

		171,672

Life Sciences Tools & Services (0.7%):
1,082	Agilent Technologies, Inc.	82,914
44	Eurofins Scientific SE^	20,465
486	Illumina, Inc.*	147,851
581	IQVIA Holdings, Inc.*	86,790
245	Lonza Group AG, Registered Shares	82,925
83	Mettler-Toledo International, Inc.*	58,465
382	PerkinElmer, Inc.	32,535
839	Qiagen NV*	27,465
99	Sartorius Stedim Biotech	13,850
1,327	Thermo Fisher Scientific, Inc.	386,514
242	Waters Corp.*	54,022

		993,796

Machinery (1.8%):
1,121	Alfa Laval AB	22,153
455	Alstom SA	18,864
1,300	Amada Holdings Co., Ltd.	14,113
291	Andritz AG	11,901
1,090	Atlas Copco AB	29,585
2,205	Atlas Copco AB, Class A	67,902
1,846	Caterpillar, Inc.	233,167
3,515	CNH Industrial NV	35,838
430	Cummins, Inc.	69,948
400	Daifuku Co., Ltd.	20,820
1,030	Deere & Co.	173,740
526	Dover Corp.	52,369
1,444	Epiroc AB	14,949
1,514	Epiroc AB, Class A	16,442
600	FANUC Corp.	113,836
458	Flowserve Corp.	21,393
1,055	Fortive Corp.	72,331
524	GEA Group AG	14,147
1,200	Hino Motors, Ltd.	9,945
200	Hitachi Construction Machinery Co., Ltd.	4,860
200	Hoshizaki Electric Co., Ltd.	15,783
258	IDEX Corp.	42,281
600	IHI Corp.	13,127
1,085	Illinois Tool Works, Inc.	169,792
797	Ingersoll-Rand plc	98,199
800	JTEKT Corp.	9,248
500	Kawasaki Heavy Industries, Ltd.	11,145
282	Kion Group AG	14,812

Shares		Fair Value
Common Stocks, continued
Machinery, continued
167	Knorr-Bremse AG	$15,695
3,300	Komatsu, Ltd.	76,061
1,049	Kone OYJ, Class B	59,746
2,900	Kubota Corp.	44,116
200	Kurita Water Industries, Ltd.	5,387
800	Makita Corp.	25,395
270	Metso Corp. OYJ	10,080
210	Middleby Corp. (The)*	24,549
1,400	Minebea Co., Ltd.	22,374
1,000	Misumi Group, Inc.	23,759
1,100	Mitsubishi Heavy Industries, Ltd.	43,275
400	Nabtesco Corp.	12,506
1,000	NGK Insulators, Ltd.	14,327
1,100	NSK, Ltd.^	9,337
1,190	PACCAR, Inc.	83,312
426	Parker Hannifin Corp.	76,940
503	Pentair plc	19,013
3,600	Sandvik AB	56,078
141	Schindler Holding AG	31,565
74	Schindler Holding AG, Registered Shares	16,504
1,203	SKF AB, Class B	19,914
200	SMC Corp.	86,062
190	Snap-On, Inc.	29,743
253	Spirax-Sarco Engineering plc	24,398
529	Stanley Black & Decker, Inc.	76,393
400	Sumitomo Heavy Industries, Ltd.	11,940
400	THK Co., Ltd.	10,606
4,854	Volvo AB, Class B	68,279
157	WABCO Holdings, Inc.*	20,999
504	Wabtec Corp.	36,217
1,402	Wartsila Corp. OYJ, Class B	15,725
830	Weir Group plc (The)	14,563
611	Xylem, Inc.	48,648
8,500	Yangzijiang Shipbuilding Holdings, Ltd.	5,908

		2,532,104

Marine (0.1%):
11	A.P. Moeller - Maersk A/S, Class A	11,762
22	A.P. Moeller - Maersk A/S, Class B	24,948
180	Kuehne & Nagel International AG, Registered Shares	26,536
500	Mitsui O.S.K. Lines, Ltd.	12,734
600	Nippon Yusen Kabushiki Kaisha	10,101

		86,081

Media (1.3%):
510	Altice USA, Inc., Class A*	14,627
179	Axel Springer SE*	12,289
1,084	CBS Corp., Class B	43,761
520	Charter Communications, Inc., Class A*	214,302
15,178	Comcast Corp., Class A	684,224
400	Cyberagent, Inc.	15,456
800	Dentsu, Inc.	28,327
447	Discovery Communications, Inc., Class A*^	11,904
1,175	Discovery Communications, Inc., Class C*	28,929
676	DISH Network Corp., Class A*	23,031
678	Eutelsat Communications SA	12,623
1,233	Fox Corp., Class A	38,883
514	Fox Corp., Class B	16,212
600	Hakuhodo DY Holdings, Inc.	8,726
4,548	Informa plc	47,625
1,246	Interpublic Group of Cos., Inc. (The)	26,864
13,978	ITV plc	21,586

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Media, continued
176	JCDecaux SA	$4,767
341	Liberty Broadband Corp., Class C*	35,692
1,362	Liberty Global plc, Series C*	32,402
692	Liberty Global plc, Class A*	17,127
103	Liberty SiriusXM Group, Class A*	4,282
619	Liberty SiriusXM Group, Class C*	25,973
1,432	News Corp., Class A	19,933
703	Omnicom Group, Inc.	55,045
2,536	Pearson plc	22,984
762	Publicis Groupe SA	37,458
615	Quebecor, Inc., Class B	13,965
170	RTL Group	8,181
351	Schibsted ASA, Class B	9,850
1,102	SES Global, Class A	20,095
1,640	Shaw Communications, Inc., Class B	32,225
1,500	Singapore Press Holdings, Ltd.	2,264
5,788	Sirius XM Holdings, Inc.	36,204
227	Telenet Group Holding NV	10,714
4,388	WPP plc	54,919

		1,693,449

Metals & Mining (1.3%):
732	Agnico Eagle Mines, Ltd.	39,233
10,099	Alumina, Ltd.	16,164
3,486	Anglo American plc	80,292
1,249	Antofagasta plc	13,832
2,245	ArcelorMittal	31,641
5,815	Barrick Gold Corp.	100,612
9,500	BHP Billiton, Ltd.	235,144
6,928	BHP Group plc	148,139
1,801	BlueScope Steel, Ltd.	14,611
1,073	Boliden AB	24,697
2,679	First Quantum Minerals, Ltd.	22,509
4,086	Fortescue Metals Group, Ltd.	24,500
597	Franco-Nevada Corp.	54,405
4,401	Freeport-McMoRan Copper & Gold, Inc.	42,118
837	Fresnillo plc^	7,041
37,908	Glencore International plc	114,185
1,100	Hitachi Metals, Ltd.	11,948
1,600	JFE Holdings, Inc.	19,371
4,800	Kinross Gold Corp.*	22,103
688	Kirkland Lake Gold, Ltd.^	30,824
1,500	Kobe Steel, Ltd.	8,054
1,942	Lundin Mining Corp.	9,133
100	Maruichi Steel Tube, Ltd.	2,656
400	Mitsubishi Materials Corp.	10,860
2,735	Newcrest Mining, Ltd.	63,751
2,804	Newmont Mining Corp.	106,328
2,700	Nippon Steel Corp.	37,847
3,743	Norsk Hydro ASA	13,218
1,109	Nucor Corp.	56,459
3,763	Rio Tinto plc	195,418
1,254	Rio Tinto, Ltd.	78,850
18,228	South32, Ltd.	32,386
839	Steel Dynamics, Inc.	25,002
700	Sumitomo Metal & Mining Co., Ltd.	21,834
1,869	Teck Cominco, Ltd., Class B	30,306
1,419	ThyssenKrupp AG^	19,662
415	Voestalpine AG	9,549
1,407	Wheaton Precious Metals Corp.	36,898

		1,811,580

Mortgage Real Estate Investment Trusts (0.1%):
1,856	AGNC Investment Corp.	29,863
4,415	Annaly Capital Management, Inc.	38,852

		68,715

Shares		Fair Value
Common Stocks, continued
Multiline Retail (0.5%):
218	Canadian Tire Corp., Class A	$24,466
884	Dollar General Corp.	140,503
775	Dollar Tree, Inc.*	88,474
888	Dollarama, Inc.	31,794
1,600	Don Quijote Co., Ltd.	26,719
2,114	Harvey Norman Holdings, Ltd.^	6,469
1,300	Isetan Mitsukoshi Holdings, Ltd.^	10,414
900	J. Front Retailing Co., Ltd.	10,582
602	Kohl’s Corp.	29,895
1,005	Macy’s, Inc.	15,618
7,460	Marks & Spencer Group plc	16,915
700	MARUI Group Co., Ltd.	14,845
458	Next plc	34,829
372	Nordstrom, Inc.^	12,525
1,000	Ryohin Keikaku Co., Ltd.	18,769
1,721	Target Corp.	183,992

		666,809

Multi-Utilities (1.0%):
2,174	AGL Energy, Ltd.	28,089
854	Ameren Corp.	68,363
348	Atco, Ltd.	12,736
463	Canadian Utilities, Ltd., Class A	13,648
1,764	CenterPoint Energy, Inc.	53,238
19,614	Centrica plc	17,779
983	CMS Energy Corp.	62,863
1,028	Consolidated Edison, Inc.	97,115
2,661	Dominion Energy, Inc.	215,647
615	DTE Energy Co.	81,770
6,983	E.ON SE	67,853
6,347	Engie Group	103,682
11,420	National Grid plc	123,799
1,299	NiSource, Inc.	38,866
1,666	Public Service Enterprise Group, Inc.	103,425
1,664	RWE AG	52,058
897	Sempra Energy	132,406
1,255	Suez Environnement Co.	19,735
1,961	Veolia Environnement SA	49,741
1,085	WEC Energy Group, Inc.	103,184

		1,445,997

Oil, Gas & Consumable Fuels (4.9%):
398	Aker BP ASA	10,609
1,177	Apache Corp.	30,131
68,823	BP plc	435,052
1,501	Cabot Oil & Gas Corp.	26,373
1,032	Caltex Australia, Ltd.	18,401
1,442	Cameco Corp.	13,694
3,900	Canadian Natural Resources, Ltd.	103,778
3,747	Cenovus Energy, Inc.	35,159
783	Cheniere Energy, Inc.*	49,376
6,400	Chevron Corp.	759,039
378	Cimarex Energy Co.	18,121
646	Concho Resources, Inc.	43,863
3,770	ConocoPhillips Co.	214,815
370	Continental Resources, Inc.*	11,392
1,460	Devon Energy Corp.	35,128
556	Diamondback Energy, Inc.	49,990
595	Enagas SA	13,796
6,855	Enbridge, Inc.	240,627
5,469	EnCana Corp.	25,060
8,601	ENI SpA	131,342
1,940	EOG Resources, Inc.	143,987
14,136	Exxon Mobil Corp.	998,142
1,368	Galp Energia SGPS SA	20,574
888	Hess Corp.	53,706
540	HollyFrontier Corp.	28,966
1,272	Husky Energy, Inc.	8,949

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
582	Idemitsu Kosan Co., Ltd.	$16,369
940	Imperial Oil, Ltd.	24,481
3,100	INPEX Corp.	28,282
1,260	Inter Pipeline, Ltd.	22,114
10,850	JX Holdings, Inc.	49,221
705	Keyera Corp.	17,121
6,985	Kinder Morgan, Inc.	143,961
290	Koninklijke Vopak NV	14,889
539	Lundin Petroleum AB	16,129
2,940	Marathon Oil Corp.	36,074
2,290	Marathon Petroleum Corp.	139,118
1,299	Neste Oil OYJ^	42,915
1,657	Noble Energy, Inc.	37,216
2,914	Occidental Petroleum Corp.	129,586
4,153	Oil Search, Ltd.	20,613
488	OMV AG	26,140
1,369	ONEOK, Inc.	100,882
5,394	Origin Energy, Ltd.	29,182
929	Parsley Energy, Inc., Class A	15,607
1,600	Pembina Pipelines Corp.	59,316
1,528	Phillips 66	156,467
541	Pioneer Natural Resources Co.	68,042
369	Plains GP Holdings, LP, Class A	7,834
775	Prairiesky Royalty, Ltd.	10,812
4,731	Repsol SA	73,785
14,577	Royal Dutch Shell plc, Class A	425,989
12,687	Royal Dutch Shell plc, Class B	372,631
6,196	Santos, Ltd.	32,477
6,495	Snam SpA	32,834
3,449	Statoil ASA	65,445
5,376	Suncor Energy, Inc.	169,596
749	Targa Resources Corp.	30,087
3,087	TC Energy Corp.	159,861
7,967	Total SA	414,704
813	Tourmaline Oil Corp.	8,046
1,328	Valero Energy Corp.	113,199
444	Vermilion Energy, Inc.^	7,397
386	Washington H. Soul Pattinson & Co., Ltd.	5,482
3,777	Williams Cos., Inc.	90,875
3,038	Woodside Petroleum, Ltd.	66,671

		6,801,520

Paper & Forest Products (0.1%):
1,393	Mondi plc	26,668
3,000	OYI Paper Co., Ltd.	14,083
2,017	Stora Enso OYJ, Registered Shares	24,325
1,815	UPM-Kymmene OYJ	53,703
230	West Fraser Timber Co., Ltd.	9,202

		127,981

Personal Products (0.9%):
347	Beiersdorf AG	40,937
566	Coty, Inc., Class A	5,949
757	Estee Lauder Co., Inc. (The), Class A	150,605
1,700	Kao Corp.	126,094
200	Kobayashi Pharmaceutical Co., Ltd.	15,290
100	Kose Corp.	16,900
826	L’Oreal SA	231,420
400	Pola Orbis Holdings, Inc.	9,005
1,300	Shiseido Co., Ltd.	103,873
4,903	Unilever NV	294,571
3,747	Unilever plc	225,256

		1,219,900

Pharmaceuticals (5.4%):
1,122	Allergan plc	188,821
6,100	Astellas Pharma, Inc.	87,191

Shares		Fair Value
Common Stocks, continued
Pharmaceuticals, continued
4,253	AstraZeneca plc	$377,866
2,375	Aurora Cannabis, Inc.*^	10,434
1,169	Bausch Health Cos., Inc.*	25,503
3,158	Bayer AG, Registered Shares	222,630
5,526	Bristol-Myers Squibb Co.	280,223
722	Canopy Growth Corp.*^	16,542
700	Chugai Pharmaceutical Co., Ltd.	54,576
647	Cronos Group, Inc.*	5,846
1,900	Daiichi Sankyo Co., Ltd.	119,840
500	Dainippon Sumitomo Pharma Co., Ltd.	8,265
900	Eisai Co., Ltd.	45,973
974	Elanco Animal Health, Inc.*	25,899
2,923	Eli Lilly & Co.	326,879
16,533	GlaxoSmithKline plc	353,827
268	H. Lundbeck A/S	8,894
200	Hisamitsu Pharmaceutical Co., Inc.	8,802
101	Ipsen SA	9,585
194	Jazz Pharmaceuticals plc*	24,859
8,891	Johnson & Johnson Co.	1,150,318
1,000	Kyowa Hakko Kogyo Co., Ltd.	19,422
8,662	Merck & Co., Inc.	729,167
442	Merck KGaA	49,799
900	Mitsubishi Tanabe Pharma Corp.	9,911
1,895	Mylan NV*	37,483
586	Nektar Therapeutics*^	10,674
7,194	Novartis AG, Registered Shares	624,705
6,001	Novo Nordisk A/S, Class B	309,919
1,300	Ono Pharmaceutical Co., Ltd.	23,646
411	Orion OYJ, Class B	15,325
1,400	Otsuka Holdings Co., Ltd.	52,373
493	Perrigo Co. plc	27,554
18,550	Pfizer, Inc.	666,502
427	Recordati SpA	18,326
2,339	Roche Holding AG	682,281
3,728	Sanofi-Aventis SA	345,645
1,400	Santen Pharmaceutical Co., Ltd.	24,428
800	Shionogi & Co., Ltd.	44,639
100	Taisho Pharmaceutical Holdings Co., Ltd.	7,303
4,850	Takeda Pharmacuetical Co., Ltd.	166,195
2,824	Teva Pharmaceutical Industries, Ltd., ADR*	19,429
420	UCB SA	30,494
160	Vifor Pharma AG	25,585
1,607	Zoetis, Inc.	200,216

		7,493,794

Professional Services (0.8%):
535	Adecco SA, Registered Shares	29,600
996	Bureau Veritas SA	24,014
129	CoStar Group, Inc.*	76,522
425	Equifax, Inc.	59,785
2,927	Experian plc	93,495
1,288	IHS Markit, Ltd.*	86,141
578	Intertek Group plc	38,911
191	ManpowerGroup, Inc.	16,090
1,114	Nielsen Holdings plc	23,673
400	Persol Holdings Co., Ltd.	7,615
465	Randstad Holding NV^	22,840
4,600	Recruit Holdings Co., Ltd.	140,617
6,474	Reed Elsevier plc	153,568
411	Robert Half International, Inc.	22,876
1,229	Seek, Ltd.	17,835
17	SGS SA, Registered Shares	42,139
177	Teleperformance	38,398
724	Thomson Reuters Corp.	48,396

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
588	TransUnion	$47,693
497	Verisk Analytics, Inc.	78,595
955	Wolters Kluwer NV	69,741

		1,138,544

Real Estate Management & Development (0.7%):
400	AEON Mall Co., Ltd.	6,335
2,771	Aroundtown SA	22,661
165	Azrieli Group	12,963
7,500	CapitaLand, Ltd.	19,215
1,048	CBRE Group, Inc., Class A*	55,554
900	City Developments, Ltd.	6,417
8,500	CK Asset Holdings, Ltd.	57,883
200	Daito Trust Construction Co., Ltd.	25,645
2,000	Daiwa House Industry Co., Ltd.^	65,174
1,209	Deutsche Wohnen AG	44,143
338	First Capital Realty, Inc.	5,631
8,000	Hang Lung Properties, Ltd.	18,185
5,324	Henderson Land Development Co., Ltd.	24,822
4,000	Hongkong Land Holdings, Ltd.	22,538
1,400	Hulic Co., Ltd.	14,374
2,000	Hysan Development Co., Ltd.	8,092
178	Jones Lang LaSalle, Inc.	24,753
2,500	Kerry Properties, Ltd.	7,737
2,148	Lend Lease Group	25,496
3,800	Mitsubishi Estate Co., Ltd.	73,592
2,800	Mitsui Fudosan Co., Ltd.	69,695
22,308	New World Development Co., Ltd.	29,142
400	Nomura Real Estate Holdings, Inc.	8,676
12,117	Sino Land Co., Ltd.	18,289
1,100	Sumitomo Realty & Development Co., Ltd.	42,047
5,500	Sun Hung Kai Properties, Ltd.	79,515
1,500	Swire Pacific, Ltd., Class A	13,979
4,800	Swire Properties, Ltd.	15,131
272	Swiss Prime Site AG	26,640
2,200	Tokyu Fudosan Holdings Corp.	14,100
1,769	UOL Group, Ltd.	9,605
1,727	Vonovia SE	87,594
5,000	Wharf Holdings, Ltd. (The)	10,946
4,000	Wharf Real Estate Investment Co., Ltd.	21,930
2,000	Wheelock & Co., Ltd.	11,400

		999,899

Road & Rail (1.3%):
10	AMERCO, Inc.	3,900
7,133	Aurizon Holdings, Ltd.	28,429
2,466	Canadian National Railway Co.	221,451
482	Canadian Pacific Railway, Ltd., Class 1	107,126
400	Central Japan Railway Co.	82,574
8,000	ComfortDelGro Corp., Ltd.	13,917
2,608	CSX Corp.	180,656
741	DSV A/S	70,596
1,000	East Japan Railway Co.	95,675
600	Hankyu Hanshin Holdings, Inc.	23,227
302	J.B. Hunt Transport Services, Inc.	33,416
358	Kansas City Southern	47,618
400	Keihin Electric Express Railway Co., Ltd.	7,789
400	Keio Corp.	24,983
500	Keisei Electric Railway Co., Ltd.	20,643
600	Kintetsu Corp.	31,341
346	Knight-Swift Transportation Holdings, Inc.	12,560
400	Kyushu Railway Co.	12,794

Shares		Fair Value
Common Stocks, continued
Road & Rail, continued
5,500	MTR Corp., Ltd.	$30,719
600	Nagoya Railroad Co., Ltd.	17,989
300	Nippon Express Co., Ltd.	15,308
913	Norfolk Southern Corp.	164,030
1,100	Odakyu Electric Railway Co., Ltd.	26,435
235	Old Dominion Freight Line, Inc.	39,943
600	Tobu Railway Co., Ltd.	19,512
1,600	Tokyu Corp.	30,133
636	Uber Technologies, Inc.*	19,379
2,382	Union Pacific Corp.	385,836
600	West Japan Railway Co.	50,832

		1,818,811

Semiconductors & Semiconductor Equipment (3.0%):
3,346	Advanced Micro Devices, Inc.*	97,001
700	Advantest Corp.^	30,965
1,240	Analog Devices, Inc.	138,545
3,069	Applied Materials, Inc.	153,143
1,300	ASM Pacific Technology, Ltd.	15,971
1,414	ASML Holding NV	350,908
1,332	Broadcom, Inc.	367,725
100	Disco Corp.	19,138
3,972	Infineon Technologies AG	71,391
14,992	Intel Corp.	772,538
552	KLA-Tencor Corp.	88,016
501	Lam Research Corp.	115,786
2,226	Marvell Technology Group, Ltd.	55,583
811	Maxim Integrated Products, Inc.	46,965
768	Microchip Technology, Inc.^	71,355
3,760	Micron Technology, Inc.*	161,116
1,931	NVIDIA Corp.	336,129
1,017	NXP Semiconductors NV	110,975
1,556	ON Semiconductor Corp.*	29,891
393	Qorvo, Inc.*	29,137
4,052	Qualcomm, Inc.	309,087
3,100	Renesas Electronics Corp.*	20,163
300	ROHM Co., Ltd.	23,138
591	Skyworks Solutions, Inc.	46,837
2,267	STMicroelectronics NV	43,918
900	SUMCO Corp.	12,215
3,115	Texas Instruments, Inc.	402,583
500	Tokyo Electron, Ltd.	96,053
866	Xilinx, Inc.	83,049

		4,099,321

Software (4.8%):
1,634	Adobe Systems, Inc.*	451,393
274	ANSYS, Inc.*	60,653
762	Autodesk, Inc.*	112,547
1,801	BlackBerry, Ltd.*	9,435
993	Cadence Design Systems, Inc.*	65,617
398	CDK Global, Inc.	19,140
440	Check Point Software Technologies, Ltd.*	48,179
445	Citrix Systems, Inc.	42,951
67	Constellation Software, Inc.	66,922
128	CyberArk Software, Ltd.*	12,777
410	Dassault Systemes SA	58,399
351	DocuSign, Inc.*	21,734
656	Dropbox, Inc., Class A*	13,232
481	Fortinet, Inc.*	36,922
861	Intuit, Inc.	228,974
1,152	Micro Focus International plc	16,250
24,377	Microsoft Corp.	3,389,134
187	NICE Systems, Ltd.*	26,930
946	Open Text Corp.	38,591
8,089	Oracle Corp.	445,138

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Software, continued
100	Oracle Corp.	$8,719
171	Paycom Software, Inc.*	35,823
401	PTC, Inc.*	27,340
3,033	Sage Group plc	25,798
2,781	Salesforce.com, Inc.*	412,812
3,285	SAP AG	386,147
611	ServiceNow, Inc.*	155,102
515	Splunk, Inc.*	60,698
803	SS&C Technologies Holdings, Inc.	41,411
2,098	Symantec Corp.	49,576
523	Synopsys, Inc.*	71,782
219	Temenos Group AG	36,709
400	Trend Micro, Inc.	19,114
271	VMware, Inc., Class A	40,666
523	Workday, Inc., Class A*	88,889

		6,625,504

Specialty Retail (1.8%):
100	ABC-Mart, Inc.	6,359
245	Advance Auto Parts, Inc.	40,523
81	AutoZone, Inc.*	87,854
775	Best Buy Co., Inc.	53,467
205	Burlington Stores, Inc.*	40,963
551	CarMax, Inc.*	48,488
133	Dufry AG, Registered Shares	11,138
200	Fast Retailing Co., Ltd.^	119,246
935	Gap, Inc. (The)^	16,232
2,596	Hennes & Mauritz AB, Class B	50,394
3,698	Home Depot, Inc. (The)	858,010
3,805	Industria de Diseno Textil SA	117,848
6,987	Kingfisher plc	17,758
844	L Brands, Inc.	16,534
2,671	Lowe’s Cos., Inc.	293,703
300	Nitori Co., Ltd.	43,898
262	O’Reilly Automotive, Inc.*	104,410
1,217	Ross Stores, Inc.	133,687
100	Shimamura Co., Ltd.	7,951
298	Tiffany & Co.^	27,604
4,061	TJX Cos., Inc. (The)	226,360
427	Tractor Supply Co.	38,618
189	Ulta Salon, Cosmetics & Fragrance, Inc.*	47,373
800	USS Co., Ltd.	15,605
2,400	Yamada Denki Co., Ltd.	11,617

		2,435,640

Technology Hardware, Storage & Peripherals (2.9%):
15,407	Apple, Inc.	3,450,706
900	Brother Industries, Ltd.	16,428
3,400	Canon, Inc.	90,777
471	Dell Technologies, Inc., Class C*	24,426
1,200	Fujifilm Holdings Corp.	52,892
4,362	Hewlett Packard Enterprise Co.	66,172
5,158	HP, Inc.	97,589
1,800	Konica Minolta Holdings, Inc.	12,588
800	NEC Corp.	33,907
887	NetApp, Inc.	46,576
2,600	Ricoh Co., Ltd.	23,540
892	Seagate Technology plc	47,981
1,100	Seiko Epson Corp.	15,557
934	Western Digital Corp.	55,704
592	Xerox Holdings Corp.	17,707

		4,052,550

Textiles, Apparel & Luxury Goods (1.3%):
587	Adidas AG	182,663
1,443	Burberry Group plc	38,589

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
583	Capri Holdings, Ltd.*	$19,332
1,720	Compagnie Financiere Richemont SA	126,438
658	Gildan Activewear, Inc.	23,356
899	Hanesbrands, Inc.	13,773
99	Hermes International SA	68,466
162	Hugo Boss AG	8,684
245	Kering	125,058
356	Lululemon Athletica, Inc.*	68,540
944	LVMH Moet Hennessy Louis Vuitton SA	375,725
651	Moncler SpA	23,218
4,182	Nike, Inc., Class B	392,774
370	Pandora A/S	14,872
252	Puma SE	19,498
273	PVH Corp.	24,087
168	Ralph Lauren Corp.	16,039
103	Swatch Group AG (The), Class B	27,397
210	Swatch Group AG (The), Registered Shares	10,572
1,086	Tapestry, Inc.	28,290
731	Under Armour, Inc., Class A*	14,576
702	Under Armour, Inc., Class C*	12,727
1,161	VF Corp.	103,317
3,000	Yue Yuen Industrial Holdings, Ltd.	8,235

		1,746,226

Tobacco (0.8%):
6,271	Altria Group, Inc.	256,484
7,644	British American Tobacco plc	282,554
3,330	Imperial Tobacco Group plc, Class A	74,790
3,900	Japan Tobacco, Inc.	85,472
5,185	Philip Morris International, Inc.	393,697
583	Swedish Match AB, Class B	24,124

		1,117,121

Trading Companies & Distributors (0.6%):
373	AerCap Holdings NV*	20,422
1,493	Ashtead Group plc	41,536
473	Brenntag AG	22,887
1,071	Bunzl plc	27,995
1,998	Fastenal Co.	65,275
788	Ferguson plc	57,560
649	HD Supply Holdings, Inc.*	25,425
4,700	Itochu Corp.	97,443
5,400	Marubeni Corp.	36,048
4,500	Mitsubishi Corp.	110,826
5,400	Mitsui & Co., Ltd.	88,740
400	MonotaRo Co., Ltd.^	10,543
4,100	Sumitomo Corp.	64,327
800	Toyota Tsushu Corp.	25,947
283	United Rentals, Inc.*	35,273
135	W.W. Grainger, Inc.	40,115

		770,362

Transportation Infrastructure (0.2%):
222	Aena SA	40,681
107	Aeroports de Paris	19,027
1,608	Atlantia SpA	38,930
3,464	Auckland International Airport, Ltd.	19,797
182	Fraport AG	15,435
1,333	Groupe Eurotunnel SA	20,027
100	Japan Airport Terminal Co., Ltd.	4,356
500	Kamigumi Co., Ltd.	11,329
3,000	SATS, Ltd.	10,525
4,299	Sydney Airport	23,332
8,589	Transurban Group	85,242

		288,681

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Water Utilities (0.1%):
618	American Water Works Co., Inc.	$76,774
930	Severn Trent plc	24,761
1,676	United Utilities Group plc	17,008

		118,543

Wireless Telecommunication Services (0.7%):
111	Drillisch AG	3,459
6,000	KDDI Corp.	156,863
285	Millicom International Cellular SA, SDR	13,831
4,200	NTT DoCoMo, Inc.	107,260
1,284	Rogers Communications, Inc.	62,547
5,900	Softbank Corp.^	79,916
5,400	SoftBank Group Corp.	212,126
3,079	Sprint Corp.*	18,997
1,800	Tele2 AB	26,777
1,158	T-Mobile US, Inc.*	91,216
89,681	Vodafone Group plc	178,563

		951,555

Total Common Stocks (Cost $107,260,217)		137,925,909

Preferred Stocks (0.1%):
Automobiles (0.1%):
150	Bayerische Motoren Werke AG (BMW), 6.47%, 5/8/20	8,322
513	Porsche Automobil Holding SE, 3.41%, 6/26/20	33,369
579	Volkswagen AG, 2.85%, 5/7/20	98,476

		140,167

Household Products (0.0%†):
656	Henkel AG & Co. KGaA, 1.88%, 4/21/20	64,945

Total Preferred Stocks (Cost $196,721)		205,112

Right (0.0%†):
Multiline Retail (0.0%†):
51	Harvey Norman Holdings, Ltd., Expires on 10/14/19*	62

Total Right (Cost $–)		62

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (1.5%):
$2,033,828	BlackRock Liquidity FedFund, Institutional Class (a)	2,033,828

Total Securities Held as Collateral for Securities on Loan (Cost $2,033,828)		2,033,828

Unaffiliated Investment Companies (0.1%):
Money Markets (0.1%):
153,026	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 1.83%(b)	153,026

Total Unaffiliated Investment Companies (Cost $153,026)		153,026

Total Investment Securities (Cost $109,643,792) - 101.0%		140,317,937
Net other assets (liabilities) - (1.0)%		(1,380,821)

Net Assets - 100.0%		$138,937,116

Percentages indicated are based on net assets as of September 30, 2019.

ADR	-	American Depositary Receipt
SDR	-	Swedish Depository Receipt

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019 was $1,945,110.
+	Affiliated Securities
†	Represents less than 0.05%.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2019.
(b)	The rate represents the effective yield at September 30, 2019.

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of September 30, 2019:

Country	Percentage
Argentina	0.1%
Australia	2.4%
Austria	0.1%
Belgium	0.3%
Bermuda	0.3%
Canada	3.5%
China	—%†
Denmark	0.6%
Finland	0.4%
France	3.5%
Germany	2.7%
Hong Kong	1.1%
Ireland (Republic of)	0.9%
Isle of Man	—%†
Israel	0.2%
Italy	0.7%
Japan	8.1%
Liberia	—%†
Luxembourg	0.1%
Netherlands	1.5%
New Zealand	0.1%
Norway	0.2%
Panama	—%†
Portugal	0.1%
Singapore	0.4%
Spain	1.0%
Sweden	0.8%
Switzerland	3.5%
United Arab Emirates	—%†
United Kingdom	5.7%
United States	61.7%

100.0%

†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL MSCI Global Equity Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Futures Contracts

Cash of $38,575 has been segregated to cover margin requirements for the following open contracts as of September 30, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
DJ EURO STOXX 50 December Futures (Euro)	12/20/19	3	$116,227	$1,703
FTSE 100 Index December Futures (British Pounds)	12/20/19	1	90,765	1,338
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/20/19	3	446,775	(3,853)
SGX Nikkei 225 Index December Futures (Japanese Yen)	12/12/19	1	100,546	(489)

				$(1,301)

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (97.8%):
Aerospace & Defense (3.2%):
32,855	Boeing Co. (The)	$12,500,341
4,284	BWX Technologies, Inc.	245,088
1,016	General Dynamics Corp.	185,654
2,400	HEICO Corp.	299,712
4,653	HEICO Corp., Class A	452,783
5,005	Hexcel Corp.^	411,061
2,010	Huntington Ingalls Industries, Inc.	425,698
6,870	L3harris Technologies, Inc.	1,433,357
15,350	Lockheed Martin Corp.	5,987,420
9,840	Northrop Grumman Corp.	3,687,934
10,731	Raytheon Co.	2,105,315
5,753	Spirit AeroSystems Holdings, Inc., Class A	473,127
2,470	TransDigm Group, Inc.	1,286,055

		29,493,545

Air Freight & Logistics (0.7%):
6,449	C.H. Robinson Worldwide, Inc.	546,746
7,652	Expeditors International of Washington, Inc.	568,467
43,363	United Parcel Service, Inc., Class B	5,195,755
3,188	XPO Logistics, Inc.*^	228,165

		6,539,133

Airlines (0.2%):
3,521	Alaska Air Group, Inc.	228,548
2,565	American Airlines Group, Inc.	69,178
7,287	Delta Air Lines, Inc.	419,731
1,683	JetBlue Airways Corp.*	28,190
17,957	Southwest Airlines Co.	969,858
3,180	United Continental Holdings, Inc.*	281,144

		1,996,649

Auto Components (0.0%†):
1,117	Aptiv plc	97,648

Automobiles (0.2%):
8,695	Tesla Motors, Inc.*^	2,094,365

Banks (0.1%):
502	CIT Group, Inc.	22,746
561	Comerica, Inc.	37,020
1,917	First Republic Bank	185,374
1,716	Signature Bank	204,581
249	SVB Financial Group*	52,029
730	Synovus Financial Corp.	26,105
663	Western Alliance Bancorp	30,551

		558,406

Beverages (2.4%):
2,609	Brown-Forman Corp., Class A	155,888
10,056	Brown-Forman Corp., Class B	631,316
162,334	Coca-Cola Co. (The)	8,837,463
23,890	Monster Beverage Corp.*	1,387,053
73,023	PepsiCo, Inc.	10,011,453

		21,023,173

Biotechnology (3.2%):
91,819	AbbVie, Inc.	6,952,536
480	Agios Pharmaceuticals, Inc.*^	15,552
10,100	Alexion Pharmaceuticals, Inc.*	989,194
5,479	Alnylam Pharmaceuticals, Inc.*	440,621
34,233	Amgen, Inc.	6,624,428
3,916	Biogen Idec, Inc.*	911,723
11,046	BioMarin Pharmaceutical, Inc.*	744,500
43,673	Celgene Corp.*	4,336,729
7,897	Exact Sciences Corp.*	713,652
7,899	Exelixis, Inc.*	139,694
11,359	Gilead Sciences, Inc.	719,933
10,983	Incyte Corp.*	815,268
7,970	Ionis Pharmaceuticals, Inc.*^	477,483

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
11,407	Moderna, Inc.*^	$181,599
5,583	Neurocrine Biosciences, Inc.*^	503,084
1,029	Regeneron Pharmaceuticals, Inc.*	285,445
3,104	Sage Therapeutics, Inc.*^	435,460
4,406	Sarepta Therapeutics, Inc.*	331,860
7,121	Seattle Genetics, Inc.*	608,133
15,864	Vertex Pharmaceuticals, Inc.*	2,687,679

		28,914,573

Building Products (0.2%):
1,469	A.O. Smith Corp.	70,086
4,415	Allegion plc	457,615
3,115	Armstrong World Industries, Inc.	301,221
2,878	Fortune Brands Home & Security, Inc.	157,427
1,971	Lennox International, Inc.	478,893

		1,465,242

Capital Markets (1.6%):
1,074	Ameriprise Financial, Inc.	157,985
1,625	CBOE Holdings, Inc.	186,729
43,526	Charles Schwab Corp. (The)	1,820,693
2,916	E*TRADE Financial Corp.	127,400
939	Evercore Partners, Inc., Class A	75,214
2,306	FactSet Research Systems, Inc.	560,289
1,273	Interactive Brokers Group, Inc., Class A	68,462
13,698	Intercontinental Exchange, Inc.	1,263,914
2,583	Lazard, Ltd., Class A	90,405
5,047	LPL Financial Holdings, Inc.	413,349
2,272	MarketAxess Holdings, Inc.	744,080
10,164	Moody’s Corp.	2,081,892
1,220	Morningstar, Inc.	178,291
5,085	MSCI, Inc., Class A	1,107,259
1,697	Raymond James Financial, Inc.	139,935
15,291	S&P Global, Inc.	3,745,989
3,672	SEI Investments Co.	217,584
4,135	T. Rowe Price Group, Inc.	472,424
14,640	TD Ameritrade Holding Corp.	683,688
1,309	Virtu Financial, Inc.^	21,415

		14,156,997

Chemicals (0.9%):
1,916	Air Products & Chemicals, Inc.	425,084
4,112	Axalta Coating Systems, Ltd.*	123,977
1,392	CF Industries Holdings, Inc.	68,486
15,690	Ecolab, Inc.	3,107,249
5,597	Element Solutions, Inc.*	56,977
404	NewMarket Corp.	190,724
4,696	PPG Industries, Inc.	556,523
1,296	RPM International, Inc.	89,178
2,514	Scotts Miracle-Gro Co. (The)^	255,975
5,129	Sherwin Williams Co.	2,820,283
3,612	W.R. Grace & Co.	241,137

		7,935,593

Commercial Services & Supplies (0.6%):
5,189	Cintas Corp.	1,391,171
12,208	Copart, Inc.*	980,669
7,651	IAA, Inc.*	319,276
7,531	KAR Auction Services, Inc.	184,886
871	Republic Services, Inc., Class A	75,385
8,643	Rollins, Inc.^	294,467
20,554	Waste Management, Inc.	2,363,710

		5,609,564

Communications Equipment (1.9%):
3,665	Arista Networks, Inc.*	875,642
266,095	Cisco Systems, Inc.	13,147,754
3,454	F5 Networks, Inc.*	485,011

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Communications Equipment, continued
7,522	Motorola Solutions, Inc.	$1,281,824
5,811	Palo Alto Networks, Inc.*	1,184,456
955	Ubiquiti, Inc.^	112,938

		17,087,625

Construction & Engineering (0.0%†):
2,095	Quanta Services, Inc.	79,191

Construction Materials (0.2%):
2,141	Eagle Materials, Inc., Class A^	192,711
1,174	Martin Marietta Materials, Inc.	321,793
7,462	Vulcan Materials Co.	1,128,554

		1,643,058

Consumer Finance (0.5%):
23,625	American Express Co.	2,794,365
561	Credit Acceptance Corp.*	258,795
6,911	Discover Financial Services	560,413
11,060	Synchrony Financial	377,035

		3,990,608

Containers & Packaging (0.3%):
1,613	AptarGroup, Inc.	191,060
4,940	Avery Dennison Corp.	561,036
20,424	Ball Corp.	1,487,071
3,274	Berry Global Group, Inc.*	128,570
4,565	Crown Holdings, Inc.*	301,564
734	Sealed Air Corp.	30,468

		2,699,769

Distributors (0.1%):
2,783	LKQ Corp.*	87,525
2,392	Pool Corp.	482,467

		569,992

Diversified Consumer Services (0.1%):
3,549	Bright Horizons Family Solutions, Inc.*	541,223
285	Grand Canyon Education, Inc.*	27,987
1,799	H&R Block, Inc.	42,492
4,126	Service Corp. International	197,264
1,393	ServiceMaster Global Holdings, Inc.*	77,869

		886,835

Diversified Financial Services (0.0%†):
672	Voya Financial, Inc.	36,584

Diversified Telecommunication Services (0.1%):
13,752	Zayo Group Holdings, Inc.*	466,193

Electrical Equipment (0.3%):
665	Acuity Brands, Inc.	89,635
11,168	AMETEK, Inc.	1,025,446
3,429	Emerson Electric Co.	229,263
1,799	Hubbell, Inc.	236,389
7,181	Rockwell Automation, Inc.	1,183,428
4,291	Sensata Technologies Holding plc*	214,807

		2,978,968

Electronic Equipment, Instruments & Components (0.7%):
18,028	Amphenol Corp., Class A	1,739,702
8,953	CDW Corp.	1,103,368
10,285	Cognex Corp.	505,302
14,917	Corning, Inc.	425,433
532	Dolby Laboratories, Inc., Class A	34,388
652	FLIR Systems, Inc.	34,289
163	IPG Photonics Corp.*	22,103
2,038	Jabil, Inc.	72,899
11,591	Keysight Technologies, Inc.*	1,127,225
463	National Instruments Corp.	19,441
2,738	Trimble Navigation, Ltd.*	106,262

Shares		Fair Value
Common Stocks, continued
Electronic Equipment, Instruments & Components, continued
3,294	Zebra Technologies Corp., Class A*	$679,783

		5,870,195

Entertainment (1.2%):
2,651	Activision Blizzard, Inc.	140,291
16,252	Electronic Arts, Inc.*	1,589,770
8,090	Live Nation, Inc.*	536,691
109	Madison Square Garden Co. (The), Class A*	28,724
26,135	Netflix, Inc.*	6,994,248
7,293	Spotify Technology SA*	831,402
3,208	Take-Two Interactive Software, Inc.*	402,091
2,768	World Wrestling Entertainment, Inc., Class A^	196,943
11,768	Zynga, Inc.*	68,490

		10,788,650

Equity Real Estate Investment Trusts (2.5%):
7,020	American Homes 4 Rent, Class A	181,748
27,265	American Tower Corp.	6,029,109
11,728	Americold Realty Trust	434,757
4,563	Brookfield Property REIT, Inc., Class A	93,040
246	Colony Capital, Inc.	1,481
1,704	Coresite Realty Corp.	207,632
25,779	Crown Castle International Corp.	3,583,539
5,185	Equinix, Inc.	2,990,708
5,425	Equity Lifestyle Properties, Inc.	724,780
6,175	Extra Space Storage, Inc.	721,364
2,032	Iron Mountain, Inc.	65,816
5,370	Lamar Advertising Co., Class A^	439,964
1,392	Outfront Media, Inc.	38,670
6,930	Public Storage, Inc.	1,699,721
6,932	SBA Communications Corp.	1,671,652
16,842	Simon Property Group, Inc.	2,621,457
1,291	Sun Communities, Inc.	191,649
942	UDR, Inc.	45,668

		21,742,755

Food & Staples Retailing (1.2%):
587	Casey’s General Stores, Inc.	94,601
27,276	Costco Wholesale Corp.	7,858,488
3,588	Sprouts Farmers Market, Inc.*	69,392
29,493	Sysco Corp.	2,341,744

		10,364,225

Food Products (0.4%):
5,770	Campbell Soup Co.	270,728
7,793	Hershey Co. (The)	1,207,837
5,773	Kellogg Co.	371,493
2,411	Lamb Weston Holdings, Inc.	175,328
4,908	McCormick & Co.	767,120
1,200	Pilgrim’s Pride Corp.*	38,454
1,883	Post Holdings, Inc.*	199,297
597	TreeHouse Foods, Inc.*	33,104

		3,063,361

Health Care Equipment & Supplies (3.3%):
46,364	Abbott Laboratories	3,879,277
2,710	ABIOMED, Inc.*	482,082
4,893	Align Technology, Inc.*	885,242
14,026	Baxter International, Inc.	1,226,854
1,440	Becton, Dickinson & Co.	364,262
86,330	Boston Scientific Corp.*	3,512,768
1,359	Cantel Medical Corp.^	101,653
428	Cooper Cos., Inc. (The)	127,116
2,153	Danaher Corp.	310,958
5,596	DexCom, Inc.*	835,147
12,839	Edwards Lifesciences Corp.*	2,823,424

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
2,071	Hill-Rom Holdings, Inc.	$217,931
13,188	Hologic, Inc.*	665,862
379	ICU Medical, Inc.*	60,488
5,252	IDEXX Laboratories, Inc.*	1,428,176
3,667	Insulet Corp.*	604,798
7,123	Intuitive Surgical, Inc.*	3,845,922
2,903	Masimo Corp.*	431,937
1,985	Penumbra, Inc.*^	266,963
8,774	ResMed, Inc.	1,185,455
310	Steris plc	44,792
21,307	Stryker Corp.	4,608,705
2,853	Teleflex, Inc.	969,307
5,694	Varian Medical Systems, Inc.*	678,098
3,382	West Pharmaceutical Services, Inc.	479,635

		30,036,852

Health Care Providers & Services (2.4%):
9,380	AmerisourceBergen Corp.	772,255
4,650	Anthem, Inc.	1,116,465
21,140	Centene Corp.*	914,516
969	Chemed Corp.	404,625
7,051	Cigna Corp.	1,070,271
3,198	Encompass Health Corp.	202,369
2,182	Guardant Health, Inc.*	139,277
9,965	HCA Healthcare, Inc.	1,199,986
1,222	Henry Schein, Inc.*	77,597
3,581	Humana, Inc.	915,554
382	Laboratory Corp. of America Holdings*	64,176
1,242	McKesson Corp.	169,732
3,011	Molina Healthcare, Inc.*	330,367
58,682	UnitedHealth Group, Inc.	12,752,773
2,804	WellCare Health Plans, Inc.*	726,713

		20,856,676

Health Care Technology (0.3%):
19,626	Cerner Corp.	1,337,905
1,543	Change Healthcare, Inc.*^	18,639
3,647	Medidata Solutions, Inc.*	333,701
8,034	Veeva Systems, Inc., Class A*	1,226,711

		2,916,956

Hotels, Restaurants & Leisure (2.3%):
1,581	Chipotle Mexican Grill, Inc.*	1,328,783
939	Choice Hotels International, Inc.^	83,533
7,607	Darden Restaurants, Inc.	899,300
2,511	Domino’s Pizza, Inc.^	614,165
4,766	Dunkin’ Brands Group, Inc.	378,230
809	Hilton Grand Vacations, Inc.*	25,888
17,549	Hilton Worldwide Holdings, Inc.	1,633,987
10,255	Las Vegas Sands Corp.	592,329
17,018	Marriott International, Inc., Class A	2,116,529
7,647	McDonald’s Corp.	1,641,887
2,391	MGM Resorts International	66,279
2,775	Norwegian Cruise Line Holdings, Ltd.*	143,662
5,137	Planet Fitness, Inc.*	297,278
478	Six Flags Entertainment Corp.	24,278
74,301	Starbucks Corp.	6,569,694
2,241	Vail Resorts, Inc.	509,962
11,676	Wendy’s Co. (The)	233,286
1,839	Wyndham Hotels & Resorts, Inc.	95,150
4,940	Wynn Resorts, Ltd.	537,077
18,061	Yum China Holdings, Inc.	820,511
16,832	Yum! Brands, Inc.	1,909,254

		20,521,062

Household Durables (0.2%):
7,131	Lennar Corp., Class A	398,266

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
551	Lennar Corp., Class B	$24,448
200	NVR, Inc.*	743,470
5,284	Roku, Inc.*	537,700
2,744	Tempur Sealy International, Inc.*	211,837

		1,915,721

Household Products (0.4%):
15,209	Church & Dwight Co., Inc.	1,144,326
6,312	Clorox Co. (The)	958,603
8,874	Procter & Gamble Co. (The)	1,103,748

		3,206,677

Industrial Conglomerates (1.0%):
26,595	3M Co.	4,372,218
2,975	Carlisle Cos., Inc.	432,982
21,795	Honeywell International, Inc.	3,687,714
980	Roper Industries, Inc.	349,468

		8,842,382

Insurance (1.0%):
79	Alleghany Corp.*	63,023
14,518	Aon plc	2,810,249
3,373	Arch Capital Group, Ltd.*	141,599
2,483	Arthur J. Gallagher & Co.	222,402
3,528	Athene Holding, Ltd.*	148,388
385	Axis Capital Holdings, Ltd.	25,687
970	Brown & Brown, Inc.	34,978
975	Erie Indemnity Co., Class A^	181,009
786	Everest Re Group, Ltd.	209,146
736	Kemper Corp.	57,371
76	Markel Corp.*	89,824
27,540	Marsh & McLennan Cos., Inc.	2,755,377
1,794	Primerica, Inc.	228,251
11,792	Progressive Corp. (The)	910,932
1,060	RenaissanceRe Holdings, Ltd.	205,057
2,627	Travelers Cos., Inc. (The)	390,609

		8,473,902

Interactive Media & Services (8.5%):
18,577	Alphabet, Inc., Class A*	22,685,118
18,860	Alphabet, Inc., Class C*	22,990,339
148,311	Facebook, Inc., Class A*	26,411,222
2,648	IAC/InterActiveCorp.*	577,185
3,356	Match Group, Inc.^	239,753
5,687	TripAdvisor, Inc.*^	219,973
46,553	Twitter, Inc.*	1,917,984

		75,041,574

Internet & Direct Marketing Retail (6.1%):
25,676	Amazon.com, Inc.*	44,571,225
2,634	Booking Holdings, Inc.*	5,169,515
49,234	eBay, Inc.	1,919,141
7,498	Etsy, Inc.*	423,637
7,384	Expedia, Inc.	992,483
5,541	GrubHub, Inc.*^	311,460
3,860	Wayfair, Inc., Class A*^	432,783

		53,820,244

IT Services (9.3%):
39,548	Accenture plc, Class C	7,607,057
9,079	Akamai Technologies, Inc.*	829,639
308	Alliance Data Systems Corp.	39,464
27,038	Automatic Data Processing, Inc.	4,364,474
8,799	Black Knight, Inc.*	537,267
8,392	Booz Allen Hamilton Holding Corp.	596,000
7,004	Broadridge Financial Solutions, Inc.	871,508
2,591	Cognizant Technology Solutions Corp., Class A	156,147
291	CoreLogic, Inc.*	13,465
3,253	Epam Systems, Inc.*	593,087

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
IT Services, continued
3,069	Euronet Worldwide, Inc.*	$448,995
23,099	Fidelity National Information Services, Inc.	3,066,623
35,065	Fiserv, Inc.*	3,632,383
5,270	FleetCor Technologies, Inc.*	1,511,331
5,394	Gartner, Inc.*	771,288
10,840	Genpact, Ltd.	420,050
18,437	Global Payments, Inc.	2,931,483
10,843	GoDaddy, Inc., Class A*	715,421
33,338	International Business Machines Corp.	4,848,012
4,259	Jack Henry & Associates, Inc.	621,686
55,738	MasterCard, Inc., Class A	15,136,768
2,588	MongoDB, Inc.*^	311,802
6,309	Okta, Inc.*	621,184
19,852	Paychex, Inc.	1,643,150
72,901	PayPal Holdings, Inc.*	7,551,814
3,112	Sabre Corp.	69,693
21,029	Square, Inc., Class A*	1,302,747
3,937	Switch, Inc., Class A^	61,496
6,875	Teradata Corp.*	213,125
7,405	Twilio, Inc., Series A*^	814,254
4,469	VeriSign, Inc.*	842,987
107,963	Visa, Inc., Class A	18,570,715
6,099	Western Union Co.	141,314
2,652	WEX, Inc.*	535,890

		82,392,319

Leisure Products (0.2%):
7,170	Hasbro, Inc.	851,008
15,060	Mattel, Inc.*^	171,533
3,118	Polaris Industries, Inc.	274,415

		1,296,956

Life Sciences Tools & Services (1.4%):
723	Adaptive Biotechnologies*^	22,341
1,943	Agilent Technologies, Inc.	148,892
10,278	Avantor, Inc.*^	151,087
2,340	Bio-Techne Corp.	457,868
6,183	Bruker Corp.	271,619
2,935	Charles River Laboratories International, Inc.*	388,506
9,078	Illumina, Inc.*	2,761,709
4,738	IQVIA Holdings, Inc.*	707,762
1,512	Mettler-Toledo International, Inc.*	1,065,053
1,545	PerkinElmer, Inc.	131,588
3,848	PRA Health Sciences, Inc.*	381,837
16,866	Thermo Fisher Scientific, Inc.	4,912,559
4,099	Waters Corp.*	915,020

		12,315,841

Machinery (1.3%):
6,716	Allison Transmission Holdings, Inc.	315,988
2,669	Caterpillar, Inc.	337,121
2,154	Deere & Co.	363,337
8,034	Donaldson Co., Inc.	418,411
4,006	Dover Corp.	398,837
1,803	Flowserve Corp.	84,218
4,034	Fortive Corp.	276,571
10,380	Graco, Inc.	477,895
2,338	IDEX Corp.	383,151
20,188	Illinois Tool Works, Inc.	3,159,220
14,009	Ingersoll-Rand plc	1,726,049
3,462	Lincoln Electric Holdings, Inc.^	300,363
3,368	Middleby Corp. (The)*	393,719
3,239	Nordson Corp.	473,736
6,492	Toro Co.	475,864
2,642	WABCO Holdings, Inc.*	353,368

Shares		Fair Value
Common Stocks, continued
Machinery, continued
3,104	Wabtec Corp.^	$223,053
2,867	Woodward, Inc.	309,149
11,067	Xylem, Inc.	881,155

		11,351,205

Media (1.3%):
19,409	Altice USA, Inc., Class A*	556,650
2,511	AMC Networks, Inc., Class A*	123,441
268	Cable One, Inc.	336,260
18,420	CBS Corp., Class B	743,615
5,808	Charter Communications, Inc., Class A*	2,393,593
131,426	Comcast Corp., Class A	5,924,683
2,168	Fox Corp., Class A	68,368
1,007	Fox Corp., Class B	31,761
2,400	Interpublic Group of Cos., Inc. (The)	51,744
1,938	New York Times Co. (The), Class A	55,194
2,205	Nexstar Broadcasting Group, Inc., Class A	225,594
7,070	Omnicom Group, Inc.	553,581
3,594	Sinclair Broadcast Group, Inc., Class A	153,608
84,805	Sirius XM Holdings, Inc.^	530,455

		11,748,547

Metals & Mining (0.0%†):
1,339	Royal Gold, Inc.	164,978
3,856	Southern Copper Corp.	131,605

		296,583

Multiline Retail (0.4%):
15,079	Dollar General Corp.	2,396,656
7,898	Dollar Tree, Inc.*	901,636
6,742	Nordstrom, Inc.^	227,003
3,350	Ollie’s Bargain Outlet Holdings, Inc.*^	196,444
1,685	Target Corp.	180,143

		3,901,882

Oil, Gas & Consumable Fuels (0.3%):
15,903	Cabot Oil & Gas Corp.	279,416
8,404	Cheniere Energy, Inc.*	529,956
2,177	Diamondback Energy, Inc.	195,734
1,324	Equitrans Midstream Corp.	19,264
8,226	ONEOK, Inc.	606,174
9,950	Parsley Energy, Inc., Class A	167,160
4,479	Pioneer Natural Resources Co.	563,324

		2,361,028

Personal Products (0.3%):
13,285	Estee Lauder Co., Inc. (The), Class A	2,643,051
888	Herbalife, Ltd.*	33,620

		2,676,671

Pharmaceuticals (3.2%):
41,510	Bristol-Myers Squibb Co.	2,104,972
53,406	Eli Lilly & Co.	5,972,393
1,344	Horizon Therapeutics plc*	36,597
3,050	Jazz Pharmaceuticals plc*	390,827
24,966	Johnson & Johnson Co.	3,230,101
151,575	Merck & Co., Inc.	12,759,584
1,661	Nektar Therapeutics*^	30,255
29,777	Zoetis, Inc.	3,709,916

		28,234,645

Professional Services (0.7%):
2,224	CoStar Group, Inc.*	1,319,277
6,299	Equifax, Inc.	886,080
15,394	IHS Markit, Ltd.*	1,029,551
2,830	Nielsen Holdings plc	60,138

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Professional Services, continued
7,179	Robert Half International, Inc.	$399,583
11,563	TransUnion	937,875
9,866	Verisk Analytics, Inc.	1,560,209

		6,192,713

Real Estate Management & Development (0.1%):
7,632	CBRE Group, Inc., Class A*	404,572
808	Howard Hughes Corp. (The)*	104,717
356	Jones Lang LaSalle, Inc.	49,505

		558,794

Road & Rail (1.1%):
16,935	CSX Corp.	1,173,087
574	Genesee & Wyoming, Inc., Class A*	63,433
1,564	J.B. Hunt Transport Services, Inc.	173,057
2,265	Landstar System, Inc.	254,994
278	Lyft, Inc., Class A*^	11,354
2,172	Norfolk Southern Corp.	390,222
1,689	Old Dominion Freight Line, Inc.	287,079
1,242	Uber Technologies, Inc.*^	37,844
43,933	Union Pacific Corp.	7,116,266

		9,507,336

Semiconductors & Semiconductor Equipment (4.3%):
61,953	Advanced Micro Devices, Inc.*	1,796,017
3,057	Analog Devices, Inc.	341,559
31,067	Applied Materials, Inc.	1,550,243
23,969	Broadcom, Inc.	6,617,122
509	Cree, Inc.*^	24,941
8,165	Entegris, Inc.	384,245
9,879	KLA-Tencor Corp.	1,575,207
7,862	Lam Research Corp.	1,816,987
6,310	Maxim Integrated Products, Inc.	365,412
4,028	Microchip Technology, Inc.^	374,241
2,543	Monolithic Power Systems, Inc.	395,767
36,227	NVIDIA Corp.	6,306,034
75,490	Qualcomm, Inc.	5,758,377
558	Skyworks Solutions, Inc.	44,222
10,549	Teradyne, Inc.	610,893
58,209	Texas Instruments, Inc.	7,522,931
2,650	Universal Display Corp.	444,935
6,705	Versum Materials, Inc.	354,896
15,716	Xilinx, Inc.	1,507,164

		37,791,193

Software (13.2%):
1,331	2u, Inc.*	21,669
30,228	Adobe Systems, Inc.*	8,350,484
2,773	Alteryx, Inc.*	297,903
5,221	Anaplan, Inc.*	245,387
5,166	ANSYS, Inc.*	1,143,546
4,259	Aspen Technology, Inc.*	524,198
6,504	Atlassian Corp. plc, Class A*	815,863
10,519	Autodesk, Inc.*	1,553,656
2,947	Avalara, Inc.*	198,304
17,193	Cadence Design Systems, Inc.*	1,136,113
7,537	CDK Global, Inc.	362,454
4,070	Ceridian HCM Holding, Inc.*	200,936
6,861	Citrix Systems, Inc.	662,224
3,738	Coupa Software, Inc.*	484,333
9,571	DocuSign, Inc.*^	592,636
13,470	Dropbox, Inc., Class A*	271,690
1,838	Dynatrace, Inc.*	34,315
2,745	Elastic NV*	226,023
1,729	Fair Isaac Corp.*	524,786
12,690	FireEye, Inc.*	169,285
8,833	Fortinet, Inc.*	678,021
4,974	Guidewire Software, Inc.*	524,160

Shares		Fair Value
Common Stocks, continued
Software, continued
2,429	HubSpot, Inc.*	$368,261
15,469	Intuit, Inc.	4,113,826
3,958	Manhattan Associates, Inc.*	319,292
786	Medallia, Inc.*^	21,560
469,448	Microsoft Corp.	65,267,354
2,980	New Relic, Inc.*	183,121
8,958	Nutanix, Inc., Class A*	235,148
139,189	Oracle Corp.	7,659,570
639	Pagerduty, Inc.*^	18,052
3,042	Paycom Software, Inc.*	637,269
2,064	Paylocity Holding Corp.*	201,405
2,262	Pegasystems, Inc.	153,929
3,963	Pluralsight, Inc., Class A*^	66,559
3,349	Proofpoint, Inc.*	432,188
6,525	PTC, Inc.*	444,875
4,782	RealPage, Inc.*	300,597
4,479	Ringcentral, Inc.*^	562,831
50,868	Salesforce.com, Inc.*	7,550,845
11,553	ServiceNow, Inc.*	2,932,729
5,422	Smartsheet, Inc.*	195,355
728	SolarWinds Corp.*^	13,432
9,273	Splunk, Inc.*	1,092,916
12,505	SS&C Technologies Holdings, Inc.	644,883
9,212	Synopsys, Inc.*	1,264,347
2,339	The Trade Desk, Inc.*	438,679
2,351	Tyler Technologies, Inc.*	617,138
4,793	VMware, Inc., Class A	719,238
9,864	Workday, Inc., Class A*	1,676,485
6,836	Zendesk, Inc.*	498,208
3,912	Zscaler, Inc.*	184,881

		117,832,959

Specialty Retail (3.2%):
1,061	Advance Auto Parts, Inc.	175,489
1,514	AutoZone, Inc.*	1,642,115
3,027	Best Buy Co., Inc.	208,833
4,039	Burlington Stores, Inc.*	807,073
4,879	CarMax, Inc.*	429,352
2,764	Carvana Co.*^	182,424
3,340	Five Below, Inc.*	421,174
4,037	Floor & Decor Holdings, Inc., Class A*	206,493
39,004	Home Depot, Inc. (The)	9,049,709
2,133	L Brands, Inc.	41,785
48,623	Lowe’s Cos., Inc.	5,346,585
4,673	O’Reilly Automotive, Inc.*	1,862,237
22,245	Ross Stores, Inc.	2,443,613
75,451	TJX Cos., Inc. (The)	4,205,639
7,448	Tractor Supply Co.	673,597
3,486	Ulta Salon, Cosmetics & Fragrance, Inc.*	873,766
930	Williams-Sonoma, Inc.^	63,221

		28,633,105

Technology Hardware, Storage & Peripherals (7.2%):
280,758	Apple, Inc.	62,881,370
6,655	Dell Technologies, Inc., Class C*	345,128
5,007	HP, Inc.	94,732
7,634	NCR Corp.*	240,929
14,829	NetApp, Inc.	778,671
14,554	Pure Storage, Inc., Class A*	246,545

		64,587,375

Textiles, Apparel & Luxury Goods (1.3%):
3,821	Capri Holdings, Ltd.*	126,704
1,287	Carter’s, Inc.^	117,387
1,243	Columbia Sportswear Co.	120,434

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
16,737	Hanesbrands, Inc.	$256,411
7,295	Lululemon Athletica, Inc.*	1,404,506
76,567	Nike, Inc., Class C	7,191,173
3,078	Skechers U.S.A., Inc., Class A*	114,963
7,633	Under Armour, Inc., Class A*	152,202
8,245	Under Armour, Inc., Class C*	149,482
19,021	VF Corp.	1,692,679

		11,325,941

Thrifts & Mortgage Finance (0.0%†):
491	LendingTree, Inc.*	152,421

Tobacco (0.3%):
56,511	Altria Group, Inc.	2,311,300

Trading Companies & Distributors (0.3%):
280	Air Lease Corp.	11,710
31,983	Fastenal Co.	1,044,885
3,327	United Rentals, Inc.*	414,677
2,687	W.W. Grainger, Inc.	798,442

		2,269,714

Wireless Telecommunication Services (0.1%):
10,101	T-Mobile US, Inc.*	795,656

Total Common Stocks (Cost $539,025,820)		866,319,127

Preferred Stock (0.6%):
Software (0.6%):
841,419	Palantir Technologies, Inc., Series I*(a)(b)	5,124,242

Total Preferred Stock (Cost $5,157,898)		5,124,242

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (1.2%):
$10,458,857	BlackRock Liquidity FedFund, Institutional Class (c)	10,458,857

Total Securities Held as Collateral for Securities on Loan (Cost $10,458,857)		10,458,857

Unaffiliated Investment Companies (1.6%):
Money Markets (1.6%):
14,233,536	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 1.83%(d)	14,233,536

Total Unaffiliated Investment Companies (Cost $14,233,536)		14,233,536

Total Investment Securities (Cost $568,876,111) - 101.2%		896,135,762
Net other assets (liabilities) - (1.2)%		(10,457,769)

Net Assets - 100.0%		$885,677,993

Percentages indicated are based on net assets as of September 30, 2019.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019 was $10,303,838.
†	Represents less than 0.05%.
(a)

Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of September 30, 2019, these securities represent 0.58% of the net assets of the fund.

(b)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2019. The total of all such securities represent 0.58% of the net assets of the fund.

(c)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2019.
(d)	The rate represents the effective yield at September 30, 2019.

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Growth Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Futures Contracts

Cash of $696,200 has been segregated to cover margin requirements for the following open contracts as of September 30, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Nasdaq 100 E-Mini December Futures (U.S. Dollar)	12/20/19	50	$7,770,500	$(150,420)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/20/19	49	7,297,325	(78,106)

				$(228,526)

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (99.7%):
Aerospace & Defense (1.8%):
27,095	Arconic, Inc.	$704,470
1,691	BWX Technologies, Inc.	96,742
2,875	Curtiss-Wright Corp.	371,939
16,183	General Dynamics Corp.	2,957,120
395	Hexcel Corp.	32,441
571	Huntington Ingalls Industries, Inc.	120,932
7,498	L3harris Technologies, Inc.	1,564,383
7,234	Raytheon Co.	1,419,238
715	Spirit AeroSystems Holdings, Inc., Class A	58,802
2,432	Teledyne Technologies, Inc.*	783,080
15,829	Textron, Inc.	774,988
643	TransDigm Group, Inc.	334,791
55,400	United Technologies Corp.	7,563,207

		16,782,133

Air Freight & Logistics (0.3%):
2,200	C.H. Robinson Worldwide, Inc.	186,516
3,434	Expeditors International of Washington, Inc.	255,112
16,406	FedEx Corp.	2,388,221
2,668	XPO Logistics, Inc.*^	190,949

		3,020,798

Airlines (0.6%):
4,549	Alaska Air Group, Inc.	295,276
24,361	American Airlines Group, Inc.	657,016
2,077	Copa Holdings SA, Class A	205,104
31,674	Delta Air Lines, Inc.	1,824,421
18,609	JetBlue Airways Corp.*	311,701
13,383	Southwest Airlines Co.	722,816
12,514	United Continental Holdings, Inc.*	1,106,363

		5,122,697

Auto Components (0.3%):
16,329	Aptiv plc	1,427,481
14,019	BorgWarner, Inc.	514,218
17,787	Gentex Corp.	489,765
16,524	Goodyear Tire & Rubber Co.	238,028
4,146	Lear Corp.	488,813

		3,158,305

Automobiles (0.7%):
266,063	Ford Motor Co.	2,437,137
84,438	General Motors Co.	3,164,736
10,748	Harley-Davidson, Inc.	386,606
3,678	Thor Industries, Inc.	208,322

		6,196,801

Banks (10.8%):
10,719	Associated Banc-Corp.	217,060
575,055	Bank of America Corp.	16,774,354
2,920	Bank of Hawaii Corp.	250,916
8,590	Bank OZK^	234,249
6,592	BankUnited, Inc.	221,623
52,032	BB&T Corp.	2,776,948
2,173	BOK Financial Corp.	171,993
6,003	CIT Group, Inc.	271,996
154,143	Citigroup, Inc.	10,648,198
30,503	Citizens Financial Group, Inc.	1,078,891
9,533	Comerica, Inc.	629,083
6,763	Commerce Bancshares, Inc.^	410,176
3,835	Cullen/Frost Bankers, Inc.^	339,589
9,473	East West Bancorp, Inc.	419,559
22,900	F.N.B. Corp.	264,037
49,862	Fifth Third Bancorp	1,365,222
506	First Citizens BancShares, Inc., Class A	238,604
9,016	First Hawaiian, Inc.	240,727

Shares		Fair Value
Common Stocks, continued
Banks, continued
21,186	First Horizon National Corp.	$343,213
9,253	First Republic Bank	894,765
70,330	Huntington Bancshares, Inc.	1,003,609
217,111	JPMorgan Chase & Co.	25,551,795
68,212	KeyCorp	1,216,902
9,085	M&T Bank Corp.	1,435,157
8,003	PacWest Bancorp	290,829
26,853	People’s United Financial, Inc.	419,847
5,207	Pinnacle Financial Partners, Inc.^	295,497
30,358	PNC Financial Services Group, Inc.	4,254,977
6,470	Popular, Inc.	349,898
4,719	Prosperity Bancshares, Inc.^	333,303
67,724	Regions Financial Corp.	1,071,394
1,902	Signature Bank	226,756
13,742	Sterling Bancorp	275,665
30,156	SunTrust Banks, Inc.	2,074,733
3,268	SVB Financial Group*	682,849
9,672	Synovus Financial Corp.	345,871
10,392	TCF Financial Corp.	395,623
3,486	Texas Capital Bancshares, Inc.*	190,510
97,714	U.S. Bancorp	5,407,493
15,549	Umpqua Holdings Corp.	255,937
6,482	Webster Financial Corp.	303,811
271,103	Wells Fargo & Co.	13,674,435
6,009	Western Alliance Bancorp	276,895
3,955	Wintrust Financial Corp.	255,612
11,810	Zions Bancorp	525,781

		98,906,382

Beverages (1.1%):
83,356	Coca-Cola Co. (The)	4,537,901
10,872	Constellation Brands, Inc., Class C	2,253,548
14,188	Keurig Dr Pepper, Inc.^	387,616
11,828	Molson Coors Brewing Co., Class B	680,110
15,257	PepsiCo, Inc.	2,091,735

		9,950,910

Biotechnology (1.1%):
3,201	Agios Pharmaceuticals, Inc.*^	103,712
3,648	Alexion Pharmaceuticals, Inc.*	357,285
10,836	Alkermes plc*	211,410
1,176	Alnylam Pharmaceuticals, Inc.*	94,574
3,254	Amgen, Inc.	629,682
8,246	Biogen Idec, Inc.*	1,919,834
3,827	Bluebird Bio, Inc.*^	351,395
12,263	Exelixis, Inc.*	216,871
74,323	Gilead Sciences, Inc.	4,710,592
4,416	Regeneron Pharmaceuticals, Inc.*	1,224,998
3,046	United Therapeutics Corp.*	242,919

		10,063,272

Building Products (0.5%):
8,048	A.O. Smith Corp.	383,970
1,525	Allegion plc	158,066
6,459	Fortune Brands Home & Security, Inc.	353,307
54,381	Johnson Controls International plc	2,386,783
167	Lennox International, Inc.	40,576
19,884	Masco Corp.	828,765
7,296	Owens Corning, Inc.	461,107
8,547	Resideo Technologies, Inc.*	122,649

		4,735,223

Capital Markets (3.6%):
3,458	Affiliated Managers Group, Inc.	288,224
7,704	Ameriprise Financial, Inc.	1,133,258
57,293	Bank of New York Mellon Corp. (The)	2,590,217
19,529	BGC Partners, Inc., Class A	107,410

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Capital Markets, continued
8,060	BlackRock, Inc., Class A+	$3,591,858
5,799	CBOE Holdings, Inc.	666,363
32,152	Charles Schwab Corp. (The)	1,344,918
24,186	CME Group, Inc.	5,111,468
13,600	E*TRADE Financial Corp.	594,184
7,762	Eaton Vance Corp.	348,747
1,818	Evercore Partners, Inc., Class A	145,622
19,131	Franklin Resources, Inc.	552,121
22,094	Goldman Sachs Group, Inc.	4,578,540
3,699	Interactive Brokers Group, Inc., Class A	198,932
22,987	Intercontinental Exchange, Inc.	2,121,010
26,804	Invesco, Ltd.	454,060
6,518	Janus Henderson Group plc	146,394
4,665	Lazard, Ltd., Class A	163,275
5,744	Legg Mason, Inc.	219,363
81,246	Morgan Stanley	3,466,767
7,874	NASDAQ OMX Group, Inc. (The)	782,282
13,605	Northern Trust Corp.	1,269,619
6,554	Raymond James Financial, Inc.	540,443
4,703	SEI Investments Co.	278,676
25,329	State Street Corp.	1,499,224
11,164	T. Rowe Price Group, Inc.	1,275,487
2,448	TD Ameritrade Holding Corp.	114,322

		33,582,784

Chemicals (3.0%):
12,847	Air Products & Chemicals, Inc.	2,850,235
7,147	Albemarle Corp.^	496,859
4,124	Ashland Global Holdings, Inc.	317,754
9,725	Axalta Coating Systems, Ltd.*	293,209
3,795	Cabot Corp.	171,989
8,580	Celanese Corp., Series A	1,049,248
13,437	CF Industries Holdings, Inc.	661,100
11,354	Chemours Co. (The)^	169,629
51,018	Corteva, Inc.	1,428,504
50,960	Dow, Inc.	2,428,244
51,280	DuPont de Nemours, Inc.	3,656,777
9,142	Eastman Chemical Co.	674,954
8,646	Element Solutions, Inc.*	88,016
8,928	FMC Corp.	782,807
15,476	Huntsman Corp.	359,972
7,256	International Flavor & Fragrances, Inc.^	890,239
37,090	Linde plc	7,185,075
18,209	LyondellBasell Industries NV, Class A	1,629,159
23,927	Mosaic Co. (The)	490,504
29	NewMarket Corp.	13,691
10,836	Olin Corp.	202,850
10,830	PPG Industries, Inc.	1,283,463
7,268	RPM International, Inc.	500,111
13,533	Valvoline, Inc.	298,132
2,454	Westlake Chemical Corp.	160,786

		28,083,307

Commercial Services & Supplies (0.3%):
8,460	ADT, Inc.^	53,044
3,652	Clean Harbors, Inc.*	281,934
682	IAA, Inc.*	28,460
682	KAR Auction Services, Inc.	16,743
13,559	Republic Services, Inc., Class A	1,173,532
5,878	Stericycle, Inc.*^	299,367
6,302	Waste Management, Inc.	724,730

		2,577,810

Communications Equipment (0.2%):
10,766	Ciena Corp.*	422,350

Shares		Fair Value
Common Stocks, continued
Communications Equipment, continued
13,465	CommScope Holding Co., Inc.*	$158,348
3,220	EchoStar Corp., Class A*	127,576
23,215	Juniper Networks, Inc.	574,572
2,989	Motorola Solutions, Inc.	509,356
3,866	ViaSat, Inc.*	291,187

		2,083,389

Construction & Engineering (0.2%):
10,587	Aecom Technology Corp.*	397,648
9,951	Fluor Corp.	190,363
8,999	Jacobs Engineering Group, Inc.	823,408
7,349	Quanta Services, Inc.	277,792
1,533	Valmont Industries, Inc.	212,229

		1,901,440

Construction Materials (0.1%):
470	Eagle Materials, Inc., Class A^	42,305
2,938	Martin Marietta Materials, Inc.	805,305
754	Vulcan Materials Co.	114,035

		961,645

Consumer Finance (1.0%):
26,798	Ally Financial, Inc.	888,622
20,739	American Express Co.	2,453,009
31,798	Capital One Financial Corp.	2,892,982
69	Credit Acceptance Corp.*	31,830
14,262	Discover Financial Services	1,156,506
14,294	Navient Corp.	182,963
4,428	Onemain Holdings, Inc.	162,419
7,264	Santander Consumer USA Holdings, Inc.	185,305
28,879	SLM Corp.	254,857
33,034	Synchrony Financial	1,126,129

		9,334,622

Containers & Packaging (0.5%):
2,629	AptarGroup, Inc.	311,405
1,027	Ardagh Group SA	16,103
5,510	Berry Global Group, Inc.*	216,378
3,826	Crown Holdings, Inc.*	252,746
20,030	Graphic Packaging Holding Co.	295,443
27,006	International Paper Co.	1,129,390
10,515	Owens-Illinois, Inc.	107,989
6,506	Packaging Corp. of America	690,286
10,012	Sealed Air Corp.	415,598
5,199	Silgan Holdings, Inc.	156,152
6,975	Sonoco Products Co.	406,015
17,293	WestRock Co.	630,330

		4,627,835

Distributors (0.2%):
9,557	Genuine Parts Co.	951,782
17,581	LKQ Corp.*	552,922

		1,504,704

Diversified Consumer Services (0.2%):
5,898	Frontdoor, Inc.*	286,466
268	Graham Holdings Co., Class B	177,805
2,992	Grand Canyon Education, Inc.*	293,814
11,946	H&R Block, Inc.	282,165
7,887	Service Corp. International	377,077
7,978	ServiceMaster Global Holdings, Inc.*	445,970

		1,863,297

Diversified Financial Services (3.1%):
19,372	AXA Equitable Holdings, Inc.	429,284
133,591	Berkshire Hathaway, Inc., Class B*	27,789,599
17,465	Jefferies Financial Group, Inc.	321,356
9,093	Voya Financial, Inc.	495,023

		29,035,262

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Diversified Telecommunication Services (4.0%):
498,630	AT&T, Inc.	$18,868,159
74,025	CenturyLink, Inc.	923,832
282,614	Verizon Communications, Inc.	17,058,581

		36,850,572

Electric Utilities (4.2%):
16,132	Alliant Energy Corp.	869,999
33,619	American Electric Power Co., Inc.	3,149,764
3,980	Avangrid, Inc.^	207,955
49,576	Duke Energy Corp.	4,752,355
23,882	Edison International	1,801,180
13,557	Entergy Corp.	1,591,050
16,092	Evergy, Inc.	1,071,084
22,098	Eversource Energy	1,888,716
65,992	Exelon Corp.	3,188,074
36,122	FirstEnergy Corp.	1,742,164
7,678	Hawaiian Electric Industries, Inc.	350,194
3,494	IDA Corp., Inc.	393,669
32,681	NextEra Energy, Inc.	7,614,347
13,574	OGE Energy Corp.	615,988
36,703	PG&E Corp.*	367,030
7,647	Pinnacle West Capital Corp.	742,294
49,166	PPL Corp.	1,548,237
71,120	Southern Co. (The)	4,393,082
34,996	Xcel Energy, Inc.	2,270,890

		38,558,072

Electrical Equipment (0.7%):
2,025	Acuity Brands, Inc.	272,950
3,240	AMETEK, Inc.	297,497
28,957	Eaton Corp. plc	2,407,775
38,045	Emerson Electric Co.	2,543,688
4,490	GrafTech International, Ltd.^	57,472
1,673	Hubbell, Inc.	219,832
10,626	nVent Electric plc	234,197
2,816	Regal-Beloit Corp.	205,146
6,399	Sensata Technologies Holding plc*	320,334

		6,558,891

Electronic Equipment, Instruments & Components (0.5%):
5,611	Arrow Electronics, Inc.*	418,468
7,066	Avnet, Inc.	314,331
1,668	Coherent, Inc.*	256,405
35,917	Corning, Inc.	1,024,352
3,624	Dolby Laboratories, Inc., Class A	234,255
8,680	FLIR Systems, Inc.	456,481
2,291	IPG Photonics Corp.*	310,660
7,941	Jabil, Inc.	284,050
1,663	Littlelfuse, Inc.^	294,867
8,540	National Instruments Corp.	358,595
2,869	SYNNEX Corp.	323,910
14,490	Trimble Navigation, Ltd.*	562,357

		4,838,731

Energy Equipment & Services (0.7%):
5,007	Apergy Corp.*	135,439
43,009	Baker Hughes, a GE Co.	997,809
59,194	Halliburton Co.	1,115,808
7,530	Helmerich & Payne, Inc.	301,727
25,722	National-Oilwell Varco, Inc.	545,306
13,309	Patterson-UTI Energy, Inc.	113,792
94,255	Schlumberger, Ltd.	3,220,694
37,211	Transocean, Ltd.*	166,333

		6,596,908

Entertainment (2.3%):
49,105	Activision Blizzard, Inc.	2,598,636
7,587	Cinemark Holdings, Inc.^	293,162
1,991	Electronic Arts, Inc.*	194,760

Shares		Fair Value
Common Stocks, continued
Entertainment, continued
1,716	Liberty Media Group, Class A*	$67,936
13,417	Liberty Media Group, Class C*	558,013
3,570	Lions Gate Entertainment Corp., Class A*	33,023
6,558	Lions Gate Entertainment Corp., Class B*	57,316
1,176	Madison Square Garden Co. (The), Class A*	309,900
4,191	Take-Two Interactive Software, Inc.*	525,300
871	Viacom, Inc., Class A^	22,872
24,054	Viacom, Inc., Class B	578,018
119,231	Walt Disney Co. (The)	15,538,183
45,041	Zynga, Inc.*	262,139

		21,039,258

Equity Real Estate Investment Trusts (5.4%):
7,586	Alexandria Real Estate Equities, Inc.	1,168,547
9,284	American Campus Communities, Inc.	446,375
10,200	American Homes 4 Rent, Class A	264,078
9,967	Apartment Investment & Management Co.	519,679
14,261	Apple Hospitality REIT, Inc.	236,447
9,466	AvalonBay Communities, Inc.	2,038,314
10,510	Boston Properties, Inc.	1,362,727
12,456	Brandywine Realty Trust	188,708
20,157	Brixmor Property Group, Inc.	408,986
6,298	Camden Property Trust	699,141
32,260	Colony Capital, Inc.	194,205
8,391	Columbia Property Trust, Inc.	177,470
560	Coresite Realty Corp.	68,236
7,444	Corporate Office Properties Trust	221,682
10,117	Cousins Properties, Inc.	380,298
13,151	CubeSmart	458,970
7,424	Cyrusone, Inc.	587,238
14,125	Digital Realty Trust, Inc.	1,833,566
10,945	Douglas Emmett, Inc.	468,774
24,109	Duke Realty Corp.	818,983
10,249	Empire State Realty Trust, Inc., Class A	146,253
5,230	EPR Properties	401,978
8,328	Equity Commonwealth	285,234
25,070	Equity Residential Property Trust	2,162,538
4,448	Essex Property Trust, Inc.	1,452,939
1,616	Extra Space Storage, Inc.	188,781
5,168	Federal Realty Investment Trust	703,572
14,060	Gaming & Leisure Properties, Inc.	537,654
33,560	HCP, Inc.	1,195,743
13,837	Healthcare Trust of America, Inc., Class A^	406,531
6,796	Highwoods Properties, Inc.	305,412
49,397	Host Hotels & Resorts, Inc.	854,074
10,255	Hudson Pacific Properties, Inc.	343,132
32,499	Invitation Homes, Inc.	962,295
17,192	Iron Mountain, Inc.	556,849
8,265	JBG SMITH Properties	324,071
6,723	Kilroy Realty Corp.	523,654
27,420	Kimco Realty Corp.	572,530
10,554	Liberty Property Trust	541,737
3,069	Life Storage, Inc.	323,503
9,648	Macerich Co. (The)^	304,780
30,446	Medical Properties Trust, Inc.	595,524
7,816	Mid-America Apartment Communities, Inc.	1,016,158
11,041	National Retail Properties, Inc.	622,712
14,847	Omega Healthcare Investors, Inc.	620,456
8,098	Outfront Media, Inc.	224,962
14,506	Paramount Group, Inc.	193,655

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
16,180	Parks Hotels & Resorts, Inc.	$404,015
42,929	ProLogis, Inc.	3,658,410
2,503	Public Storage, Inc.	613,911
9,138	Rayonier, Inc.	257,692
21,741	Realty Income Corp.	1,667,100
11,299	Regency Centers Corp.	785,168
15,257	Retail Properties of America, Inc., Class A	187,966
11,544	Service Properties Trust	297,720
2,438	Simon Property Group, Inc.	379,475
9,487	SITE Centers Corp.	143,349
5,572	SL Green Realty Corp.	455,511
6,136	Spirit Realty Capital, Inc.	293,669
14,506	STORE Capital Corp.	542,669
4,632	Sun Communities, Inc.	687,620
4,058	Taubman Centers, Inc.	165,688
18,320	UDR, Inc.	888,154
25,402	Ventas, Inc.	1,855,108
66,176	VEREIT, Inc.	647,201
31,436	VICI Properties, Inc.^	712,025
11,631	Vornado Realty Trust	740,546
8,093	Weingarten Realty Investors	235,749
27,764	Welltower, Inc.	2,516,808
50,634	Weyerhaeuser Co.	1,402,562
11,486	WP Carey, Inc.	1,027,997

		49,475,264

Food & Staples Retailing (1.8%):
1,902	Casey’s General Stores, Inc.	306,526
54,031	Kroger Co. (The)	1,392,919
4,312	Sprouts Farmers Market, Inc.*	83,394
14,835	US Foods Holding Corp.*	609,719
52,035	Walgreens Boots Alliance, Inc.	2,878,056
95,887	Wal-Mart Stores, Inc.	11,379,869

		16,650,483

Food Products (2.0%):
37,869	Archer-Daniels-Midland Co.	1,555,280
908	Beyond Meat, Inc.*^	134,947
9,352	Bunge, Ltd.	529,510
4,939	Campbell Soup Co.	231,738
32,676	Conagra Brands, Inc.^	1,002,500
12,720	Flowers Foods, Inc.^	294,214
40,760	General Mills, Inc.	2,246,691
6,490	Hain Celestial Group, Inc.*	139,373
1,273	Hershey Co. (The)	197,302
19,025	Hormel Foods Corp.	831,963
4,536	Ingredion, Inc.	370,773
7,570	JM Smucker Co. (The)	832,851
10,273	Kellogg Co.	661,068
42,582	Kraft Heinz Co. (The)	1,189,528
7,278	Lamb Weston Holdings, Inc.	529,256
3,013	McCormick & Co.	470,932
97,096	Mondelez International, Inc., Class A	5,371,350
2,336	Pilgrim’s Pride Corp.*	74,857
2,486	Post Holdings, Inc.*	263,118
18	Seaboard Corp.	78,750
3,133	TreeHouse Foods, Inc.*	173,725
19,564	Tyson Foods, Inc., Class A	1,685,243

		18,864,969

Gas Utilities (0.2%):
7,911	Atmos Energy Corp.	900,984
5,760	National Fuel Gas Co.	270,259
14,156	UGI Corp.	711,622

		1,882,865

Health Care Equipment & Supplies (3.5%):
66,752	Abbott Laboratories	5,585,140

Shares		Fair Value
Common Stocks, continued
Health Care Equipment & Supplies, continued
17,396	Baxter International, Inc.	$1,521,628
16,674	Becton, Dickinson & Co.	4,217,855
1,111	Cantel Medical Corp.	83,103
2,858	Cooper Cos., Inc. (The)	848,826
41,178	Danaher Corp.	5,947,338
15,120	Dentsply Sirona, Inc.	806,047
2,244	Hill-Rom Holdings, Inc.	236,136
3,630	Hologic, Inc.*	183,279
928	ICU Medical, Inc.*	148,109
4,924	Integra LifeSciences Holdings Corp.*	295,785
91,658	Medtronic plc	9,955,891
5,365	Steris plc	775,189
1,236	West Pharmaceutical Services, Inc.	175,290
13,948	Zimmer Holdings, Inc.	1,914,642

		32,694,258

Health Care Providers & Services (2.3%):
6,137	Acadia Healthcare Co., Inc.*^	190,738
12,400	Anthem, Inc.	2,977,240
20,436	Cardinal Health, Inc.	964,375
4,666	Centene Corp.*	201,851
17,588	Cigna Corp.	2,669,683
6,734	Covetrus, Inc.*	80,067
88,661	CVS Health Corp.	5,591,850
8,360	DaVita, Inc.*	477,105
3,362	Encompass Health Corp.	212,747
7,367	HCA Healthcare, Inc.	887,134
8,898	Henry Schein, Inc.*	565,023
5,242	Humana, Inc.	1,340,222
6,271	Laboratory Corp. of America Holdings*	1,053,528
11,218	McKesson Corp.	1,533,052
6,204	MEDNAX, Inc.*	140,334
939	Molina Healthcare, Inc.*	103,027
3,526	Premier, Inc., Class A*	101,972
9,124	Quest Diagnostics, Inc.	976,542
5,365	Universal Health Services, Inc., Class B	798,044
329	WellCare Health Plans, Inc.*	85,267

		20,949,801

Hotels, Restaurants & Leisure (1.9%):
16,629	Aramark Holdings Corp.	724,692
38,668	Caesars Entertainment Corp.*	450,869
27,068	Carnival Corp., Class A	1,183,142
1,321	Choice Hotels International, Inc.	117,516
13,044	Extended Stay America, Inc.	190,964
4,874	Hilton Grand Vacations, Inc.*	155,968
2,563	Hyatt Hotels Corp., Class A	188,816
6,892	International Game Technology plc^	97,935
12,066	Las Vegas Sands Corp.	696,932
44,018	McDonald’s Corp.	9,451,106
31,527	MGM Resorts International	873,929
11,893	Norwegian Cruise Line Holdings, Ltd.*	615,701
11,573	Royal Caribbean Cruises, Ltd.	1,253,703
5,012	Six Flags Entertainment Corp.	254,559
299	Vail Resorts, Inc.	68,040
4,677	Wyndham Hotels & Resorts, Inc.	241,988
6,422	Wyndham Worldwide Corp.	295,540
1,170	Wynn Resorts, Ltd.	127,202
4,860	Yum China Holdings, Inc.	220,790
2,365	Yum! Brands, Inc.	268,262

		17,477,654

Household Durables (0.6%):
23,119	D.R. Horton, Inc.	1,218,602
9,860	Garmin, Ltd.	835,043

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
9,294	Leggett & Platt, Inc.^	$380,496
11,469	Lennar Corp., Class A	640,544
523	Lennar Corp., Class B	23,206
4,047	Mohawk Industries, Inc.*	502,111
25,788	Newell Brands, Inc.	482,751
17,914	PulteGroup, Inc.	654,757
9,356	Toll Brothers, Inc.	384,064
4,173	Whirlpool Corp.	660,836

		5,782,410

Household Products (3.0%):
1,641	Clorox Co. (The)	249,219
57,211	Colgate-Palmolive Co.	4,205,581
4,423	Energizer Holdings, Inc.^	192,754
23,231	Kimberly-Clark Corp.	3,299,964
159,095	Procter & Gamble Co. (The)	19,788,235
2,822	Spectrum Brands Holdings, Inc.	148,756

		27,884,509

Independent Power and Renewable Electricity Producers (0.2%):
45,088	AES Corp. (The)	736,738
17,192	NRG Energy, Inc.	680,803
28,837	Vistra Energy Corp.	770,813

		2,188,354

Industrial Conglomerates (1.4%):
8,950	3M Co.	1,471,380
523	Carlisle Cos., Inc.	76,117
589,023	General Electric Co.	5,265,866
25,161	Honeywell International, Inc.	4,257,241
5,886	Roper Industries, Inc.	2,098,948

		13,169,552

Insurance (4.6%):
50,181	Aflac, Inc.	2,625,470
856	Alleghany Corp.*	682,883
22,409	Allstate Corp. (The)	2,435,410
5,095	American Financial Group, Inc.	549,496
59,547	American International Group, Inc.	3,316,768
545	American National Insurance Co.	67,433
22,503	Arch Capital Group, Ltd.*	944,676
9,847	Arthur J. Gallagher & Co.	881,996
4,265	Assurant, Inc.	536,622
6,740	Assured Guaranty, Ltd.	299,660
5,951	Athene Holding, Ltd.*	250,299
5,194	Axis Capital Holdings, Ltd.	346,544
7,408	Brighthouse Financial, Inc.*	299,802
15,531	Brown & Brown, Inc.	560,048
31,102	Chubb, Ltd.	5,021,107
10,344	Cincinnati Financial Corp.	1,206,834
2,066	CNA Financial Corp.	101,751
568	Erie Indemnity Co., Class A^	105,449
1,945	Everest Re Group, Ltd.	517,545
7,374	First American Financial Corp.	435,140
17,951	FNF Group	797,204
7,346	Globe Life, Inc.	703,453
2,758	Hanover Insurance Group, Inc. (The)	373,819
24,490	Hartford Financial Services Group, Inc. (The)	1,484,339
3,468	Kemper Corp.	270,331
13,707	Lincoln National Corp.	826,806
17,839	Loews Corp.	918,352
846	Markel Corp.*	999,887
4,306	Marsh & McLennan Cos., Inc.	430,815
1,950	Mercury General Corp.	108,966
54,120	MetLife, Inc.	2,552,299
19,149	Old Republic International Corp.	451,342
814	Primerica, Inc.	103,565

Shares		Fair Value
Common Stocks, continued
Insurance, continued
18,776	Principal Financial Group, Inc.	$1,072,861
26,692	Progressive Corp. (The)	2,061,957
27,598	Prudential Financial, Inc.	2,482,440
4,262	Reinsurance Group of America, Inc.	681,409
1,873	RenaissanceRe Holdings, Ltd.	362,332
14,947	Travelers Cos., Inc. (The)	2,222,469
13,699	UnumProvident Corp.	407,134
9,770	W.R. Berkley Corp.	705,687
218	White Mountains Insurance Group, Ltd.	235,440
8,770	Willis Towers Watson plc	1,692,347

		43,130,187

Interactive Media & Services (0.1%):
2,165	IAC/InterActiveCorp.*	471,905
3,917	Zillow Group, Inc., Class A*	115,728
8,582	Zillow Group, Inc., Class C*^	255,915

		843,548

Internet & Direct Marketing Retail (0.1%):
1,241	Expedia, Inc.	166,803
26,796	Qurate Retail, Inc.*	276,401

		443,204

IT Services (1.3%):
968	Akamai Technologies, Inc.*	88,456
2,447	Alliance Data Systems Corp.	313,534
9,331	Amdocs, Ltd.	616,872
1,708	CACI International, Inc., Class A*	394,992
34,640	Cognizant Technology Solutions Corp., Class A	2,087,580
5,275	CoreLogic, Inc.*	244,074
17,858	DXC Technology Co.	526,811
16,237	Fidelity National Information Services, Inc.	2,155,624
23,850	International Business Machines Corp.	3,468,268
625	Jack Henry & Associates, Inc.	91,231
9,251	Leidos Holdings, Inc.	794,476
15,763	Sabre Corp.	353,012
2,280	VeriSign, Inc.*	430,076
22,980	Western Union Co.	532,447

		12,097,453

Leisure Products (0.0%†):
5,554	Brunswick Corp.	289,474
7,420	Mattel, Inc.*^	84,514

		373,988

Life Sciences Tools & Services (0.7%):
19,098	Agilent Technologies, Inc.	1,463,480
1,443	Bio-Rad Laboratories, Inc., Class A*	480,144
6,996	IQVIA Holdings, Inc.*	1,045,062
5,980	PerkinElmer, Inc.	509,317
15,033	Qiagen NV*	495,638
8,658	Thermo Fisher Scientific, Inc.	2,521,815

		6,515,456

Machinery (2.2%):
4,319	AGCO Corp.	326,948
34,357	Caterpillar, Inc.	4,339,633
6,001	Colfax Corp.*^	174,389
3,546	Crane Co.	285,914
10,456	Cummins, Inc.	1,700,878
19,384	Deere & Co.	3,269,693
5,663	Dover Corp.	563,808
7,143	Flowserve Corp.	333,650
15,582	Fortive Corp.	1,068,302
9,058	Gardner Denver Holdings, Inc.*	256,251
3,502	Gates Industrial Corp. plc*	35,265

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
2,627	IDEX Corp.	$430,513
988	Ingersoll-Rand plc	121,731
5,894	ITT, Inc.	360,654
311	Nordson Corp.	45,487
4,719	OshKosh Corp.	357,700
23,062	PACCAR, Inc.	1,614,571
8,702	Parker Hannifin Corp.	1,571,668
11,203	Pentair plc	423,474
3,760	Snap-On, Inc.^	588,590
10,299	Stanley Black & Decker, Inc.	1,487,279
4,445	Timken Co.	193,402
7,231	Trinity Industries, Inc.^	142,306
575	WABCO Holdings, Inc.*	76,906
8,828	Wabtec Corp.	634,380
692	Woodward, Inc.	74,618

		20,478,010

Marine (0.0%†):
4,183	Kirby Corp.*	343,675

Media (1.7%):
2,277	CBS Corp., Class B	91,922
4,476	Charter Communications, Inc., Class A*	1,844,649
162,997	Comcast Corp., Class A	7,347,906
10,914	Discovery Communications, Inc., Class A*^	290,640
23,728	Discovery Communications, Inc., Class C*	584,183
15,922	DISH Network Corp., Class A*	542,463
21,536	Fox Corp., Class A	679,138
10,002	Fox Corp., Class B	315,463
6,668	GCI Liberty, Inc., Class A*	413,883
23,761	Interpublic Group of Cos., Inc. (The)	512,287
3,133	John Wiley & Sons, Inc., Class A^	137,664
1,810	Liberty Broadband Corp., Class A*	189,181
7,169	Liberty Broadband Corp., Class C*	750,379
5,978	Liberty SiriusXM Group, Class A*	248,505
10,594	Liberty SiriusXM Group, Class C*	444,524
9,138	New York Times Co. (The), Class A	260,250
25,737	News Corp., Class A	358,259
8,694	News Corp., Class B	124,281
703	Nexstar Broadcasting Group, Inc., Class A	71,924
7,102	Omnicom Group, Inc.	556,087

		15,763,588

Metals & Mining (0.6%):
13,257	Alcoa Corp.*	266,068
99,484	Freeport-McMoRan Copper & Gold, Inc.	952,062
55,602	Newmont Mining Corp.	2,108,428
20,657	Nucor Corp.	1,051,648
4,423	Reliance Steel & Aluminum Co.	440,796
3,067	Royal Gold, Inc.	377,885
1,587	Southern Copper Corp.	54,164
14,402	Steel Dynamics, Inc.	429,180
11,673	United States Steel Corp.^	134,823

		5,815,054

Mortgage Real Estate Investment Trusts (0.3%):
35,839	AGNC Investment Corp.	576,650
98,900	Annaly Capital Management, Inc.	870,320
13,184	Chimera Investment Corp.^	257,879
31,690	MFA Financial, Inc.	233,238
28,609	New Residential Investment Corp.	448,589
19,113	Starwood Property Trust, Inc.	462,917
17,949	Two Harbors Investment Corp.	235,670

		3,085,263

Shares		Fair Value
Common Stocks, continued
Multiline Retail (0.6%):
1,083	Dollar General Corp.	$172,132
7,341	Dollar Tree, Inc.*	838,049
11,238	Kohl’s Corp.	558,079
20,993	Macy’s, Inc.	326,231
32,296	Target Corp.	3,452,765

		5,347,256

Multi-Utilities (2.2%):
16,699	Ameren Corp.	1,336,755
34,500	CenterPoint Energy, Inc.	1,041,210
19,169	CMS Energy Corp.	1,225,858
22,657	Consolidated Edison, Inc.	2,140,407
54,771	Dominion Energy, Inc.	4,438,641
12,417	DTE Energy Co.	1,650,964
13,762	MDU Resources Group, Inc.	387,951
25,274	NiSource, Inc.	756,198
34,323	Public Service Enterprise Group, Inc.	2,130,772
18,675	Sempra Energy	2,756,617
21,652	WEC Energy Group, Inc.	2,059,105

		19,924,478

Oil, Gas & Consumable Fuels (7.6%):
15,671	Antero Midstream Corp.^	115,965
18,347	Antero Resources Corp.*	55,408
25,636	Apache Corp.^	656,282
10,810	Cabot Oil & Gas Corp.	189,932
13,812	Centennial Resource Development, Inc., Class A*^	62,361
6,881	Cheniere Energy, Inc.*	433,916
88,352	Chesapeake Energy Corp.*^	124,576
130,217	Chevron Corp.	15,443,736
6,814	Cimarex Energy Co.	326,663
13,518	Concho Resources, Inc.	917,872
75,900	ConocoPhillips Co.	4,324,782
6,038	Continental Resources, Inc.*	185,910
27,437	Devon Energy Corp.	660,134
8,846	Diamondback Energy, Inc.	795,344
39,485	EOG Resources, Inc.	2,930,577
18,015	EQT Corp.	191,680
12,435	Equitrans Midstream Corp.	180,929
289,124	Exxon Mobil Corp.	20,415,046
18,340	Hess Corp.	1,109,203
10,738	HollyFrontier Corp.	575,986
132,749	Kinder Morgan, Inc.	2,735,957
25,143	Kosmos Energy, Ltd.	156,892
54,797	Marathon Oil Corp.	672,359
44,676	Marathon Petroleum Corp.	2,714,067
10,596	Murphy Oil Corp.^	234,278
31,996	Noble Energy, Inc.	718,630
60,994	Occidental Petroleum Corp.	2,712,403
19,041	ONEOK, Inc.	1,403,131
7,865	Parsley Energy, Inc., Class A	132,132
8,448	PBF Energy, Inc., Class A	229,701
30,639	Phillips 66	3,137,434
6,535	Pioneer Natural Resources Co.	821,907
14,958	Range Resources Corp.^	57,140
15,674	Targa Resources Corp.	629,625
28,341	Valero Energy Corp.	2,415,787
82,521	Williams Cos., Inc.	1,985,455
28,159	WPX Energy, Inc.*	298,204

		70,751,404

Paper & Forest Products (0.0%†):
4,428	Domtar Corp.	158,567

Personal Products (0.1%):
19,611	Coty, Inc., Class A	206,112
5,896	Herbalife, Ltd.*	223,223

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Personal Products, continued
3,729	Nu Skin Enterprises, Inc., Class A	$158,594

		587,929

Pharmaceuticals (4.8%):
22,322	Allergan plc	3,756,569
66,072	Bristol-Myers Squibb Co.	3,350,511
10,078	Catalent, Inc.*	480,317
24,912	Elanco Animal Health, Inc.*	662,410
11,289	Horizon Therapeutics plc*	307,399
387	Jazz Pharmaceuticals plc*	49,590
153,978	Johnson & Johnson Co.	19,921,675
9,119	Merck & Co., Inc.	767,637
35,035	Mylan NV*	692,992
9,879	Nektar Therapeutics*^	179,946
8,571	Perrigo Co. plc	479,033
379,889	Pfizer, Inc.	13,649,413

		44,297,492

Professional Services (0.2%):
1,280	Equifax, Inc.	180,058
10,217	IHS Markit, Ltd.*	683,313
4,046	ManpowerGroup, Inc.	340,835
21,136	Nielsen Holdings plc	449,140

		1,653,346

Real Estate Management & Development (0.2%):
14,355	CBRE Group, Inc., Class A*	760,958
1,873	Howard Hughes Corp. (The)*	242,741
3,097	Jones Lang LaSalle, Inc.	430,669

		1,434,368

Road & Rail (0.9%):
604	AMERCO, Inc.	235,584
33,284	CSX Corp.	2,305,583
3,134	Genesee & Wyoming, Inc., Class A*	346,338
4,184	J.B. Hunt Transport Services, Inc.	462,960
6,816	Kansas City Southern	906,596
8,424	Knight-Swift Transportation Holdings, Inc.	305,791
2,021	Lyft, Inc., Class A*^	82,538
15,674	Norfolk Southern Corp.	2,815,991
2,633	Old Dominion Freight Line, Inc.	447,531
3,446	Ryder System, Inc.	178,399
3,160	Schneider National, Inc.	68,635
11,194	Uber Technologies, Inc.*^	341,081

		8,497,027

Semiconductors & Semiconductor Equipment (3.2%):
21,640	Analog Devices, Inc.	2,417,837
29,926	Applied Materials, Inc.	1,493,307
6,754	Cree, Inc.*	330,946
25,339	Cypress Semiconductor Corp.	591,412
5,518	First Solar, Inc.*	320,099
302,829	Intel Corp.	15,604,779
1,192	Lam Research Corp.	275,483
44,561	Marvell Technology Group, Ltd.	1,112,688
11,510	Maxim Integrated Products, Inc.	666,544
11,364	Microchip Technology, Inc.^	1,055,829
75,636	Micron Technology, Inc.*	3,241,003
3,753	MKS Instruments, Inc.	346,327
27,398	ON Semiconductor Corp.*	526,316
8,043	Qorvo, Inc.*	596,308
11,135	Skyworks Solutions, Inc.	882,449

		29,461,327

Software (0.2%):
2,445	2u, Inc.*	39,805
3,496	Autodesk, Inc.*	516,359
960	Citrix Systems, Inc.	92,659

Shares		Fair Value
Common Stocks, continued
Software, continued
3,409	LogMeIn, Inc.	$241,903
20,248	Nuance Communications, Inc.*	330,245
1,505	SS&C Technologies Holdings, Inc.	77,613
39,564	Symantec Corp.	934,897

		2,233,481

Specialty Retail (1.3%):
3,451	Advance Auto Parts, Inc.	570,795
3,507	AutoNation, Inc.*	177,805
12,380	Best Buy Co., Inc.	854,096
6,084	CarMax, Inc.*	535,392
4,631	Dick’s Sporting Goods, Inc.	188,991
7,614	Foot Locker, Inc.	328,620
14,377	Gap, Inc. (The)^	249,585
32,368	Home Depot, Inc. (The)	7,510,023
13,190	L Brands, Inc.	258,392
2,509	Penske Automotive Group, Inc.	118,626
8,206	Tiffany & Co.^	760,122
5,066	Urban Outfitters, Inc.*	142,304
4,390	Williams-Sonoma, Inc.^	298,432

		11,993,183

Technology Hardware, Storage & Peripherals (0.5%):
2,910	Dell Technologies, Inc., Class C*	150,913
91,309	Hewlett Packard Enterprise Co.	1,385,158
97,485	HP, Inc.	1,844,415
19,957	Western Digital Corp.	1,190,235
12,649	Xerox Holdings Corp.	378,332

		4,949,053

Textiles, Apparel & Luxury Goods (0.2%):
5,697	Capri Holdings, Ltd.*	188,913
1,710	Carter’s, Inc.^	155,969
721	Columbia Sportswear Co.	69,858
5,597	Hanesbrands, Inc.	85,746
4,989	PVH Corp.	440,179
3,539	Ralph Lauren Corp.	337,868
5,752	Skechers U.S.A., Inc., Class A*	214,837
19,459	Tapestry, Inc.	506,908
4,477	Under Armour, Inc., Class A*	89,271
4,455	Under Armour, Inc., Class C*^	80,769

		2,170,318

Thrifts & Mortgage Finance (0.1%):
24,617	MGIC Investment Corp.	309,682
31,050	New York Community Bancorp, Inc.	389,677
3,447	TFS Financial Corp.^	62,115

		761,474

Tobacco (1.2%):
65,209	Altria Group, Inc.	2,667,048
106,152	Philip Morris International, Inc.	8,060,121

		10,727,169

Trading Companies & Distributors (0.2%):
6,575	Air Lease Corp.	274,967
3,778	Fastenal Co.	123,427
11,858	HD Supply Holdings, Inc.*	464,537
3,034	MSC Industrial Direct Co., Inc., Class A	220,056
1,589	United Rentals, Inc.*	198,053
10,965	Univar, Inc.*	227,633
2,227	Watsco, Inc.^	376,764
2,692	WESCO International, Inc.*	128,597

		2,014,034

Transportation Infrastructure (0.0%†):
4,985	Macquarie Infrastructure Corp.	196,758

Water Utilities (0.2%):
12,380	American Water Works Co., Inc.	1,537,967

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Water Utilities, continued
14,950	Aqua America, Inc.^	$670,209

		2,208,176

Wireless Telecommunication Services (0.1%):
38,497	Sprint Corp.*	237,526
7,095	Telephone & Data Systems, Inc.	183,051
10,173	T-Mobile US, Inc.*	801,327
870	United States Cellular Corp.*	32,695

		1,254,599

Total Common Stocks (Cost $786,407,222)		924,466,032

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (1.5%):
$14,237,855	BlackRock Liquidity FedFund, Institutional Class (a)	14,237,855

Total Securities Held as Collateral for Securities on Loan (Cost $14,237,855)		14,237,855

Unaffiliated Investment Companies (0.3%):
Money Markets (0.3%):
2,630,179	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 1.83%(b)	2,630,179

Total Unaffiliated Investment Companies (Cost $2,630,179)		2,630,179

Total Investment Securities (Cost $803,275,256) - 101.5%		941,334,066
Net other assets (liabilities) - (1.5)%		(13,584,504)

Net Assets - 100.0%		$927,749,562

Percentages indicated are based on net assets as of September 30, 2019.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019 was $13,987,801.
+	Affiliated Securities
†	Represents less than 0.05%.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2019.
(b)	The rate represents the effective yield at September 30, 2019.

See accompanying notes to the schedules of portfolio investments.

AZL Russell 1000 Value Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Futures Contracts

Cash of $166,200 has been segregated to cover margin requirements for the following open contracts as of September 30, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/20/19	26	$3,872,050	$(35,236)

				$(35,236)

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (99.4%):
Aerospace & Defense (2.7%):
42,810	Arconic, Inc.	$1,113,060
57,551	Boeing Co. (The)	21,896,430
25,188	General Dynamics Corp.	4,602,603
4,455	Huntington Ingalls Industries, Inc.	943,524
23,739	L3harris Technologies, Inc.	4,952,905
26,754	Lockheed Martin Corp.	10,435,665
16,940	Northrop Grumman Corp.	6,348,943
29,978	Raytheon Co.	5,881,384
25,358	Textron, Inc.	1,241,528
5,287	TransDigm Group, Inc.	2,752,782
86,967	United Technologies Corp.	11,872,735

		72,041,559

Air Freight & Logistics (0.6%):
14,888	C.H. Robinson Worldwide, Inc.	1,262,205
18,759	Expeditors International of Washington, Inc.	1,393,606
25,681	FedEx Corp.	3,738,383
74,787	United Parcel Service, Inc., Class B	8,960,978

		15,355,172

Airlines (0.4%):
13,359	Alaska Air Group, Inc.	867,133
42,434	American Airlines Group, Inc.	1,144,445
62,299	Delta Air Lines, Inc.	3,588,423
52,813	Southwest Airlines Co.	2,852,430
23,413	United Continental Holdings, Inc.*	2,069,943

		10,522,374

Auto Components (0.1%):
27,861	Aptiv plc	2,435,609
22,793	BorgWarner, Inc.	836,047

		3,271,656

Automobiles (0.4%):
420,150	Ford Motor Co.	3,848,574
135,261	General Motors Co.	5,069,583
17,156	Harley-Davidson, Inc.^	617,101

		9,535,258

Banks (5.4%):
901,896	Bank of America Corp.	26,308,306
82,120	BB&T Corp.	4,382,744
243,204	Citigroup, Inc.	16,800,532
46,614	Citizens Financial Group, Inc.	1,648,737
15,384	Comerica, Inc.	1,015,190
77,963	Fifth Third Bancorp	2,134,627
17,667	First Republic Bank	1,708,399
112,145	Huntington Bancshares, Inc.	1,600,309
344,233	JPMorgan Chase & Co.	40,512,782
108,106	KeyCorp	1,928,611
14,763	M&T Bank Corp.	2,332,111
43,371	People’s United Financial, Inc.	678,106
48,402	PNC Financial Services Group, Inc.	6,784,024
103,453	Regions Financial Corp.	1,636,626
47,566	SunTrust Banks, Inc.	3,272,541
5,654	SVB Financial Group*	1,181,403
154,381	U.S. Bancorp	8,543,445
431,658	Wells Fargo & Co.	21,772,830
20,050	Zions Bancorp	892,626

		145,133,949

Beverages (1.8%):
19,595	Brown-Forman Corp., Class B	1,230,174
414,311	Coca-Cola Co. (The)	22,555,091
17,928	Constellation Brands, Inc., Class C	3,716,116
20,480	Molson Coors Brewing Co., Class B	1,177,600
42,290	Monster Beverage Corp.*	2,455,357
150,299	PepsiCo, Inc.	20,605,993

		51,740,331

Shares		Fair Value
Common Stocks, continued
Biotechnology (2.1%):
158,502	AbbVie, Inc.	$12,001,771
24,230	Alexion Pharmaceuticals, Inc.*	2,373,086
64,562	Amgen, Inc.	12,493,393
19,857	Biogen Idec, Inc.*	4,623,107
75,616	Celgene Corp.*	7,508,669
136,332	Gilead Sciences, Inc.	8,640,722
19,068	Incyte Corp.*	1,415,418
8,498	Regeneron Pharmaceuticals, Inc.*	2,357,345
27,393	Vertex Pharmaceuticals, Inc.*	4,640,922

		56,054,433

Building Products (0.3%):
15,444	A.O. Smith Corp.	736,833
10,073	Allegion plc	1,044,066
15,346	Fortune Brands Home & Security, Inc.	839,426
85,321	Johnson Controls International plc	3,744,739
31,473	Masco Corp.	1,311,795

		7,676,859

Capital Markets (2.7%):
5,619	Affiliated Managers Group, Inc.	468,344
14,469	Ameriprise Financial, Inc.	2,128,390
92,351	Bank of New York Mellon Corp. (The)	4,175,189
12,757	BlackRock, Inc., Class A+	5,685,029
12,071	CBOE Holdings, Inc.	1,387,079
125,248	Charles Schwab Corp. (The)	5,239,124
38,381	CME Group, Inc.	8,111,440
24,822	E*TRADE Financial Corp.	1,084,473
31,563	Franklin Resources, Inc.	910,908
34,839	Goldman Sachs Group, Inc.	7,219,685
60,456	Intercontinental Exchange, Inc.	5,578,275
44,220	Invesco, Ltd.	749,087
4,073	MarketAxess Holdings, Inc.	1,333,908
17,686	Moody’s Corp.	3,622,623
135,229	Morgan Stanley	5,770,221
9,150	MSCI, Inc.	1,992,413
12,436	NASDAQ OMX Group, Inc. (The)	1,235,517
23,521	Northern Trust Corp.	2,194,980
13,802	Raymond James Financial, Inc.	1,138,113
26,384	S&P Global, Inc.	6,463,552
39,152	State Street Corp.	2,317,407
24,883	T. Rowe Price Group, Inc.	2,842,883

		71,648,640

Chemicals (1.9%):
23,602	Air Products & Chemicals, Inc.	5,236,340
11,508	Albemarle Corp.^	800,036
13,575	Celanese Corp., Series A	1,660,087
23,703	CF Industries Holdings, Inc.	1,166,188
80,914	Corteva, Inc.	2,265,592
80,287	Dow, Inc.	3,825,676
80,284	DuPont de Nemours, Inc.	5,725,051
15,169	Eastman Chemical Co.	1,119,927
27,196	Ecolab, Inc.	5,385,896
14,116	FMC Corp.	1,237,691
10,952	International Flavor & Fragrances, Inc.^	1,343,701
58,194	Linde plc	11,273,341
28,508	LyondellBasell Industries NV, Class A	2,550,611
38,054	Mosaic Co. (The)	780,107
24,985	PPG Industries, Inc.	2,960,972
8,710	Sherwin Williams Co.	4,789,368

		52,120,584

Commercial Services & Supplies (0.4%):
9,153	Cintas Corp.	2,453,919

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Commercial Services & Supplies, continued
21,617	Copart, Inc.*	$1,736,494
23,101	Republic Services, Inc., Class A	1,999,392
16,464	Rollins, Inc.	560,928
41,890	Waste Management, Inc.	4,817,350

		11,568,083

Communications Equipment (1.1%):
5,669	Arista Networks, Inc.*	1,354,437
457,037	Cisco Systems, Inc.	22,582,199
6,389	F5 Networks, Inc.*	897,143
37,451	Juniper Networks, Inc.	926,912
17,806	Motorola Solutions, Inc.	3,034,321

		28,795,012

Construction & Engineering (0.1%):
14,587	Jacobs Engineering Group, Inc.	1,334,711
15,365	Quanta Services, Inc.	580,797

		1,915,508

Construction Materials (0.1%):
6,751	Martin Marietta Materials, Inc.	1,850,449
13,888	Vulcan Materials Co.	2,100,421

		3,950,870

Consumer Finance (0.7%):
73,418	American Express Co.	8,683,882
50,292	Capital One Financial Corp.	4,575,566
34,981	Discover Financial Services	2,836,609
67,994	Synchrony Financial	2,317,915

		18,413,972

Containers & Packaging (0.4%):
174,022	Amcor plc	1,696,715
9,051	Avery Dennison Corp.	1,027,922
36,171	Ball Corp.	2,633,610
42,601	International Paper Co.	1,781,574
10,262	Packaging Corp. of America	1,088,798
17,095	Sealed Air Corp.	709,613
27,559	WestRock Co.	1,004,526

		9,942,758

Distributors (0.1%):
15,659	Genuine Parts Co.	1,559,480
34,301	LKQ Corp.*	1,078,766

		2,638,246

Diversified Consumer Services (0.0%†):
22,509	H&R Block, Inc.	531,663

Diversified Financial Services (1.6%):
211,100	Berkshire Hathaway, Inc., Class B*	43,913,022

Diversified Telecommunication Services (2.2%):
786,652	AT&T, Inc.	29,766,911
103,677	CenturyLink, Inc.	1,293,889
445,271	Verizon Communications, Inc.	26,876,558

		57,937,358

Electric Utilities (2.2%):
25,571	Alliant Energy Corp.	1,379,044
52,905	American Electric Power Co., Inc.	4,956,669
78,059	Duke Energy Corp.	7,482,736
37,934	Edison International	2,860,982
21,406	Entergy Corp.	2,512,208
26,376	Evergy, Inc.	1,755,587
34,697	Eversource Energy	2,965,553
104,103	Exelon Corp.	5,029,216
58,134	FirstEnergy Corp.	2,803,803
52,618	NextEra Energy, Inc.	12,259,469
12,090	Pinnacle West Capital Corp.	1,173,576
77,988	PPL Corp.	2,455,842
111,595	Southern Co. (The)	6,893,223

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
55,182	Xcel Energy, Inc.	$3,580,760

		58,108,668

Electrical Equipment (0.5%):
23,835	AMETEK, Inc.	2,188,530
45,232	Eaton Corp. plc	3,761,041
65,696	Emerson Electric Co.	4,392,434
12,790	Rockwell Automation, Inc.	2,107,792

		12,449,797

Electronic Equipment, Instruments & Components (0.5%):
31,594	Amphenol Corp., Class A	3,048,821
15,561	CDW Corp.	1,917,738
84,797	Corning, Inc.	2,418,410
14,637	FLIR Systems, Inc.	769,760
3,883	IPG Photonics Corp.*	526,535
20,175	Keysight Technologies, Inc.*	1,962,019
36,118	TE Connectivity, Ltd.	3,365,475

		14,008,758

Energy Equipment & Services (0.4%):
69,923	Baker Hughes, a GE Co.	1,622,214
93,705	Halliburton Co.	1,766,339
12,341	Helmerich & Payne, Inc.	494,504
42,136	National-Oilwell Varco, Inc.	893,283
148,025	Schlumberger, Ltd.	5,058,014
45,157	Technipfmc plc	1,090,090

		10,924,444

Entertainment (1.8%):
82,129	Activision Blizzard, Inc.	4,346,267
31,785	Electronic Arts, Inc.*	3,109,209
46,877	Netflix, Inc.*	12,545,223
12,161	Take-Two Interactive Software, Inc.*	1,524,260
38,758	Viacom, Inc., Class B	931,355
193,932	Walt Disney Co. (The)	25,273,217

		47,729,531

Equity Real Estate Investment Trusts (3.1%):
12,109	Alexandria Real Estate Equities, Inc.	1,865,270
47,392	American Tower Corp.	10,479,792
15,953	Apartment Investment & Management Co.	831,789
14,723	AvalonBay Communities, Inc.	3,170,304
15,476	Boston Properties, Inc.	2,006,618
44,574	Crown Castle International Corp.	6,196,231
22,506	Digital Realty Trust, Inc.	2,921,504
39,137	Duke Realty Corp.	1,329,484
9,014	Equinix, Inc.	5,199,275
37,530	Equity Residential Property Trust	3,237,338
6,921	Essex Property Trust, Inc.	2,260,745
13,772	Extra Space Storage, Inc.	1,608,845
7,504	Federal Realty Investment Trust	1,021,595
51,248	HCP, Inc.	1,825,966
79,436	Host Hotels & Resorts, Inc.	1,373,448
31,282	Iron Mountain, Inc.	1,013,224
45,250	Kimco Realty Corp.	944,820
11,503	Macerich Co. (The)^	363,380
12,278	Mid-America Apartment Communities, Inc.	1,596,263
67,632	ProLogis, Inc.	5,763,598
16,092	Public Storage, Inc.	3,946,885
33,754	Realty Income Corp.	2,588,257
18,171	Regency Centers Corp.	1,262,703
12,237	SBA Communications Corp.	2,950,953
33,128	Simon Property Group, Inc.	5,156,373
8,166	SL Green Realty Corp.	667,571
31,527	UDR, Inc.	1,528,429
39,917	Ventas, Inc.	2,915,139

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Equity Real Estate Investment Trusts, continued
17,540	Vornado Realty Trust	$1,116,772
43,416	Welltower, Inc.	3,935,660
80,478	Weyerhaeuser Co.	2,229,241

		83,307,472

Food & Staples Retailing (1.6%):
47,153	Costco Wholesale Corp.	13,585,251
86,490	Kroger Co. (The)	2,229,712
55,247	Sysco Corp.	4,386,612
81,673	Walgreens Boots Alliance, Inc.	4,517,334
153,104	Wal-Mart Stores, Inc.	18,170,382

		42,889,291

Food Products (1.2%):
58,929	Archer-Daniels-Midland Co.	2,420,214
18,156	Campbell Soup Co.	851,880
52,506	Conagra Brands, Inc.^	1,610,884
64,200	General Mills, Inc.	3,538,704
16,037	Hershey Co. (The)	2,485,575
29,649	Hormel Foods Corp.	1,296,551
12,411	JM Smucker Co. (The)	1,365,458
26,859	Kellogg Co.	1,728,377
67,229	Kraft Heinz Co. (The)	1,878,042
16,000	Lamb Weston Holdings, Inc.	1,163,520
13,232	McCormick & Co.	2,068,162
154,439	Mondelez International, Inc., Class A	8,543,564
31,855	Tyson Foods, Inc., Class A	2,743,990

		31,694,921

Gas Utilities (0.1%):
12,543	Atmos Energy Corp.	1,428,522

Health Care Equipment & Supplies (3.6%):
190,273	Abbott Laboratories	15,920,141
4,937	ABIOMED, Inc.*	878,243
7,806	Align Technology, Inc.*	1,412,262
54,965	Baxter International, Inc.	4,807,789
28,920	Becton, Dickinson & Co.	7,315,603
149,101	Boston Scientific Corp.*	6,066,920
5,306	Cooper Cos., Inc. (The)	1,575,882
68,735	Danaher Corp.	9,927,396
25,283	Dentsply Sirona, Inc.	1,347,837
22,355	Edwards Lifesciences Corp.*	4,916,088
29,175	Hologic, Inc.*	1,473,046
9,128	IDEXX Laboratories, Inc.*	2,482,177
12,378	Intuitive Surgical, Inc.*	6,683,254
143,745	Medtronic plc	15,613,581
15,494	ResMed, Inc.	2,093,394
34,544	Stryker Corp.	7,471,867
4,987	Teleflex, Inc.	1,694,333
9,751	Varian Medical Systems, Inc.*	1,161,247
22,130	Zimmer Holdings, Inc.	3,037,785

		95,878,845

Health Care Providers & Services (2.5%):
16,676	AmerisourceBergen Corp.	1,372,935
27,576	Anthem, Inc.	6,620,998
31,957	Cardinal Health, Inc.	1,508,051
44,667	Centene Corp.*	1,932,294
40,684	Cigna Corp.	6,175,424
139,285	CVS Health Corp.	8,784,705
11,272	DaVita, Inc.*	643,293
28,627	HCA Healthcare, Inc.	3,447,263
15,961	Henry Schein, Inc.*	1,013,524
14,444	Humana, Inc.	3,692,897
10,643	Laboratory Corp. of America Holdings*	1,788,024
19,906	McKesson Corp.	2,720,354
14,407	Quest Diagnostics, Inc.	1,541,981
101,893	UnitedHealth Group, Inc.	22,143,387

Shares		Fair Value
Common Stocks, continued
Health Care Providers & Services, continued
8,886	Universal Health Services, Inc., Class B	$1,321,793
5,394	WellCare Health Plans, Inc.*	1,397,963

		66,104,886

Health Care Technology (0.1%):
35,164	Cerner Corp.	2,397,130

Hotels, Restaurants & Leisure (1.9%):
42,930	Carnival Corp., Class A	1,876,470
2,746	Chipotle Mexican Grill, Inc.*	2,307,931
13,185	Darden Restaurants, Inc.	1,558,731
30,869	Hilton Worldwide Holdings, Inc.	2,874,213
29,633	Marriott International, Inc., Class A	3,685,456
81,866	McDonald’s Corp.	17,577,448
55,145	MGM Resorts International	1,528,619
23,094	Norwegian Cruise Line Holdings, Ltd.*	1,195,576
18,576	Royal Caribbean Cruises, Ltd.	2,012,338
128,866	Starbucks Corp.	11,394,332
10,566	Wynn Resorts, Ltd.	1,148,736
32,806	Yum! Brands, Inc.	3,721,185

		50,881,035

Household Durables (0.4%):
36,410	D.R. Horton, Inc.	1,919,170
15,554	Garmin, Ltd.	1,317,268
14,157	Leggett & Platt, Inc.^	579,588
30,603	Lennar Corp., Class A	1,709,177
6,736	Mohawk Industries, Inc.*	835,736
42,672	Newell Brands, Inc.	798,820
370	NVR, Inc.*	1,375,420
27,275	PulteGroup, Inc.	996,901
6,791	Whirlpool Corp.	1,075,423

		10,607,503

Household Products (1.9%):
26,605	Church & Dwight Co., Inc.	2,001,760
13,656	Clorox Co. (The)	2,073,937
92,047	Colgate-Palmolive Co.	6,766,375
37,017	Kimberly-Clark Corp.	5,258,265
268,935	Procter & Gamble Co. (The)	33,450,135

		49,550,472

Independent Power and Renewable Electricity Producers (0.1%):
71,163	AES Corp. (The)	1,162,803
27,125	NRG Energy, Inc.	1,074,150

		2,236,953

Industrial Conglomerates (1.3%):
61,803	3M Co.	10,160,413
935,017	General Electric Co.	8,359,052
77,460	Honeywell International, Inc.	13,106,232
11,057	Roper Industries, Inc.	3,942,926

		35,568,623

Insurance (2.4%):
79,927	Aflac, Inc.	4,181,781
35,715	Allstate Corp. (The)	3,881,506
93,252	American International Group, Inc.	5,194,136
25,788	Aon plc	4,991,783
20,354	Arthur J. Gallagher & Co.	1,823,108
6,590	Assurant, Inc.	829,154
49,091	Chubb, Ltd.	7,925,252
16,266	Cincinnati Financial Corp.	1,897,754
4,443	Everest Re Group, Ltd.	1,182,238
11,012	Globe Life, Inc.	1,054,509
39,062	Hartford Financial Services Group, Inc. (The)	2,367,548
21,695	Lincoln National Corp.	1,308,642

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Insurance, continued
28,766	Loews Corp.	$1,480,874
54,825	Marsh & McLennan Cos., Inc.	5,485,241
85,693	MetLife, Inc.	4,041,282
27,774	Principal Financial Group, Inc.	1,587,006
62,613	Progressive Corp. (The)	4,836,854
42,945	Prudential Financial, Inc.	3,862,903
27,681	Travelers Cos., Inc. (The)	4,115,888
22,718	UnumProvident Corp.	675,179
13,965	Willis Towers Watson plc	2,694,826

		65,417,464

Interactive Media & Services (4.8%):
32,247	Alphabet, Inc., Class A*	39,378,102
32,533	Alphabet, Inc., Class C*	39,657,727
258,994	Facebook, Inc., Class A*	46,121,651
11,289	TripAdvisor, Inc.*^	436,659
83,221	Twitter, Inc.*	3,428,705

		129,022,844

Internet & Direct Marketing Retail (3.4%):
44,733	Amazon.com, Inc.*	77,652,462
4,577	Booking Holdings, Inc.*	8,982,866
84,881	eBay, Inc.	3,308,661
14,844	Expedia, Inc.	1,995,182

		91,939,171

IT Services (5.5%):
68,386	Accenture plc, Class C	13,154,047
17,594	Akamai Technologies, Inc.*	1,607,740
4,244	Alliance Data Systems Corp.	543,784
46,664	Automatic Data Processing, Inc.	7,532,503
12,452	Broadridge Financial Solutions, Inc.	1,549,402
59,458	Cognizant Technology Solutions Corp., Class A	3,583,236
29,403	DXC Technology Co.	867,389
65,710	Fidelity National Information Services, Inc.	8,723,660
61,097	Fiserv, Inc.*	6,329,038
9,191	FleetCor Technologies, Inc.*	2,635,795
9,659	Gartner, Inc.*	1,381,140
30,781	Global Payments, Inc.	4,894,179
95,063	International Business Machines Corp.	13,824,061
8,259	Jack Henry & Associates, Inc.	1,205,566
14,553	Leidos Holdings, Inc.	1,249,812
96,364	MasterCard, Inc., Class A	26,169,571
34,563	Paychex, Inc.	2,860,780
125,973	PayPal Holdings, Inc.*	13,049,543
11,333	VeriSign, Inc.*	2,137,744
185,921	Visa, Inc., Class A	31,980,272
46,126	Western Union Co.	1,068,739

		146,348,001

Leisure Products (0.1%):
12,414	Hasbro, Inc.	1,473,418

Life Sciences Tools & Services (1.0%):
34,145	Agilent Technologies, Inc.	2,616,531
15,761	Illumina, Inc.*	4,794,811
19,613	IQVIA Holdings, Inc.*	2,929,790
2,659	Mettler-Toledo International, Inc.*	1,873,000
11,873	PerkinElmer, Inc.	1,011,223
42,885	Thermo Fisher Scientific, Inc.	12,491,114
7,507	Waters Corp.*	1,675,788

		27,392,257

Machinery (1.6%):
60,567	Caterpillar, Inc.	7,650,219
16,987	Cummins, Inc.	2,763,275
33,987	Deere & Co.	5,732,928

Shares		Fair Value
Common Stocks, continued
Machinery, continued
15,582	Dover Corp.	$1,551,344
14,458	Flowserve Corp.	675,333
31,864	Fortive Corp.	2,184,596
8,174	IDEX Corp.	1,339,555
32,086	Illinois Tool Works, Inc.	5,021,138
25,843	Ingersoll-Rand plc	3,184,116
37,435	PACCAR, Inc.	2,620,824
13,543	Parker Hannifin Corp.	2,446,001
17,093	Pentair plc	646,115
6,011	Snap-On, Inc.	940,962
16,374	Stanley Black & Decker, Inc.	2,364,569
19,606	Wabtec Corp.	1,408,887
19,292	Xylem, Inc.	1,536,029

		42,065,891

Media (1.4%):
35,229	CBS Corp., Class B	1,422,195
17,406	Charter Communications, Inc., Class A*	7,173,361
488,284	Comcast Corp., Class A	22,011,843
17,669	Discovery Communications, Inc., Class A*^	470,525
39,208	Discovery Communications, Inc., Class C*	965,301
25,401	DISH Network Corp., Class A*	865,412
38,290	Fox Corp., Class A	1,207,475
17,834	Fox Corp., Class B	562,484
41,446	Interpublic Group of Cos., Inc. (The)	893,576
41,629	News Corp., Class A	579,476
13,127	News Corp., Class B	187,650
23,606	Omnicom Group, Inc.	1,848,350

		38,187,648

Metals & Mining (0.2%):
155,532	Freeport-McMoRan Copper & Gold, Inc.	1,488,441
87,870	Newmont Mining Corp.	3,332,031
32,934	Nucor Corp.	1,676,670

		6,497,142

Multiline Retail (0.6%):
27,726	Dollar General Corp.	4,406,770
25,672	Dollar Tree, Inc.*	2,930,716
17,703	Kohl’s Corp.	879,131
34,331	Macy’s, Inc.	533,504
11,220	Nordstrom, Inc.^	377,777
54,931	Target Corp.	5,872,673

		15,000,571

Multi-Utilities (1.2%):
26,463	Ameren Corp.	2,118,363
53,842	CenterPoint Energy, Inc.	1,624,952
30,661	CMS Energy Corp.	1,960,771
35,047	Consolidated Edison, Inc.	3,310,890
88,485	Dominion Energy, Inc.	7,170,824
19,797	DTE Energy Co.	2,632,209
40,824	NiSource, Inc.	1,221,454
54,174	Public Service Enterprise Group, Inc.	3,363,122
29,419	Sempra Energy	4,342,539
33,791	WEC Energy Group, Inc.	3,213,524

		30,958,648

Oil, Gas & Consumable Fuels (4.1%):
40,305	Apache Corp.^	1,031,808
45,383	Cabot Oil & Gas Corp.	797,379
204,239	Chevron Corp.	24,222,746
11,254	Cimarex Energy Co.	539,517
21,507	Concho Resources, Inc.	1,460,325
119,515	ConocoPhillips Co.	6,809,965
44,516	Devon Energy Corp.	1,071,055

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels, continued
17,553	Diamondback Energy, Inc.	$1,578,190
62,191	EOG Resources, Inc.	4,615,816
455,510	Exxon Mobil Corp.	32,163,562
27,328	Hess Corp.	1,652,797
17,260	HollyFrontier Corp.	925,826
208,732	Kinder Morgan, Inc.	4,301,967
86,561	Marathon Oil Corp.	1,062,103
71,044	Marathon Petroleum Corp.	4,315,923
52,178	Noble Energy, Inc.	1,171,918
95,996	Occidental Petroleum Corp.	4,268,942
43,645	ONEOK, Inc.	3,216,200
48,289	Phillips 66	4,944,794
18,058	Pioneer Natural Resources Co.	2,271,155
44,735	Valero Energy Corp.	3,813,211
128,441	Williams Cos., Inc.	3,090,290

		109,325,489

Personal Products (0.2%):
33,120	Coty, Inc., Class A	348,091
23,510	Estee Lauder Co., Inc. (The), Class A	4,677,315

		5,025,406

Pharmaceuticals (4.3%):
35,315	Allergan plc	5,943,161
175,377	Bristol-Myers Squibb Co.	8,893,368
91,464	Eli Lilly & Co.	10,228,419
284,667	Johnson & Johnson Co.	36,830,217
276,045	Merck & Co., Inc.	23,237,468
55,266	Mylan NV*	1,093,161
19,530	Nektar Therapeutics*^	355,739
13,705	Perrigo Co. plc	765,972
595,247	Pfizer, Inc.	21,387,225
51,320	Zoetis, Inc.	6,393,959

		115,128,689

Professional Services (0.3%):
12,954	Equifax, Inc.	1,822,239
43,181	IHS Markit, Ltd.*	2,887,945
38,511	Nielsen Holdings plc	818,359
12,848	Robert Half International, Inc.	715,120
17,603	Verisk Analytics, Inc.	2,783,738

		9,027,401

Real Estate Management & Development (0.1%):
36,209	CBRE Group, Inc., Class A*	1,919,439

Road & Rail (1.0%):
85,930	CSX Corp.	5,952,371
9,327	J.B. Hunt Transport Services, Inc.	1,032,033
10,869	Kansas City Southern	1,445,686
28,516	Norfolk Southern Corp.	5,123,185
75,892	Union Pacific Corp.	12,292,985

		25,846,260

Semiconductors & Semiconductor Equipment (3.9%):
116,867	Advanced Micro Devices, Inc.*^	3,387,974
39,518	Analog Devices, Inc.	4,415,346
100,366	Applied Materials, Inc.	5,008,263
42,856	Broadcom, Inc.	11,831,256
476,922	Intel Corp.	24,575,790
17,328	KLA-Tencor Corp.	2,762,950
15,560	Lam Research Corp.	3,596,072
29,209	Maxim Integrated Products, Inc.	1,691,493
25,510	Microchip Technology, Inc.^	2,370,134
118,655	Micron Technology, Inc.*	5,084,367
65,295	NVIDIA Corp.	11,365,901
12,775	Qorvo, Inc.*	947,139
130,343	Qualcomm, Inc.	9,942,564

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
18,661	Skyworks Solutions, Inc.	$1,478,884
100,591	Texas Instruments, Inc.	13,000,381
27,438	Xilinx, Inc.	2,631,304

		104,089,818

Software (6.5%):
52,317	Adobe Systems, Inc.*	14,452,571
8,773	ANSYS, Inc.*	1,941,991
23,547	Autodesk, Inc.*	3,477,892
30,367	Cadence Design Systems, Inc.*	2,006,651
13,401	Citrix Systems, Inc.	1,293,465
15,562	Fortinet, Inc.*	1,194,539
27,795	Intuit, Inc.	7,391,802
821,583	Microsoft Corp.	114,224,685
237,023	Oracle Corp.	13,043,376
94,416	Salesforce.com, Inc.*	14,015,111
61,213	Symantec Corp.	1,446,463
16,197	Synopsys, Inc.*	2,223,038

		176,711,584

Specialty Retail (2.4%):
7,818	Advance Auto Parts, Inc.	1,293,097
2,650	AutoZone, Inc.*	2,874,243
24,909	Best Buy Co., Inc.	1,718,472
17,819	CarMax, Inc.*	1,568,072
23,587	Gap, Inc. (The)^	409,470
117,969	Home Depot, Inc. (The)	27,371,168
24,908	L Brands, Inc.	487,948
83,090	Lowe’s Cos., Inc.	9,136,576
8,387	O’Reilly Automotive, Inc.*	3,342,303
39,396	Ross Stores, Inc.	4,327,651
11,585	Tiffany & Co.^	1,073,119
130,018	TJX Cos., Inc. (The)	7,247,203
12,935	Tractor Supply Co.	1,169,841
6,001	Ulta Salon, Cosmetics & Fragrance, Inc.*	1,504,151

		63,523,314

Technology Hardware, Storage & Peripherals (4.2%):
457,332	Apple, Inc.	102,428,647
143,579	Hewlett Packard Enterprise Co.	2,178,093
162,764	HP, Inc.	3,079,495
26,480	NetApp, Inc.	1,390,465
25,488	Seagate Technology plc	1,371,000
31,414	Western Digital Corp.	1,873,531
21,126	Xerox Holdings Corp.	631,879

		112,953,110

Textiles, Apparel & Luxury Goods (0.7%):
16,717	Capri Holdings, Ltd.*	554,336
40,220	Hanesbrands, Inc.	616,170
134,742	Nike, Inc., Class B	12,654,969
8,119	PVH Corp.	716,339
5,636	Ralph Lauren Corp.	538,069
31,588	Tapestry, Inc.	822,867
20,201	Under Armour, Inc., Class A*	402,808
20,935	Under Armour, Inc., Class C*^	379,552
35,190	VF Corp.	3,131,558

		19,816,668

Tobacco (0.8%):
200,594	Altria Group, Inc.	8,204,295
166,808	Philip Morris International, Inc.	12,665,731

		20,870,026

Trading Companies & Distributors (0.2%):
61,362	Fastenal Co.^	2,004,696
8,568	United Rentals, Inc.*	1,067,916

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
4,815	W.W. Grainger, Inc.	$1,430,777

		4,503,389

Water Utilities (0.1%):
19,449	American Water Works Co., Inc.	2,416,149

Wireless Telecommunication Services (0.1%):
33,639	T-Mobile US, Inc.*	2,649,744

Total Common Stocks (Cost $1,405,200,503)		2,658,583,699

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (0.4%):
$11,907,542	BlackRock Liquidity FedFund, Institutional Class (a)	11,907,542

Total Securities Held as Collateral for Securities on Loan (Cost $11,907,542)		11,907,542

Unaffiliated Investment Companies (0.6%):
Money Markets (0.6%):
14,986,975	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 1.83%(b)	14,986,975

Total Unaffiliated Investment Companies (Cost $14,986,975)		14,986,975

Total Investment Securities (Cost $1,432,095,020) - 100.4%		2,685,478,216
Net other assets (liabilities) - (0.4)%		(10,795,332)

Net Assets - 100.0%		$2,674,682,884

Percentages indicated are based on net assets as of September 30, 2019.

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019 was $11,748,351.
+	Affiliated Securities
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2019.
(b)	The rate represents the effective yield at September 30, 2019.
†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL S&P 500 Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Futures Contracts

Cash of $732,000 has been segregated to cover margin requirements for the following open contracts as of September 30, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

S&P 500 Index E-Mini December Futures (U.S. Dollar)	12/20/19	115	$17,126,375	$(171,373)

				$(171,373)

See accompanying notes to the schedules of portfolio investments.

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (98.4%):
Aerospace & Defense (2.3%):
35,456	AAR Corp.	$1,461,142
78,554	Aerojet Rocketdyne Holdings, Inc.*^	3,967,763
23,462	AeroVironment, Inc.*	1,256,625
33,674	Cubic Corp.^	2,371,660
60,141	Mercury Computer Systems, Inc.*	4,881,644
35,242	Moog, Inc., Class A	2,858,831
5,377	National Presto Industries, Inc.^	479,037
21,107	Park Aerospace Corp., Class C	370,639
53,963	Triumph Group, Inc.^	1,234,673

		18,882,014

Air Freight & Logistics (0.6%):
28,059	Atlas Air Worldwide Holdings, Inc.*	707,929
29,581	Echo Global Logistics, Inc.*	670,010
30,795	Forward Air Corp.	1,962,257
36,330	Hub Group, Inc., Class A*^	1,689,345

		5,029,541

Airlines (0.8%):
14,289	Allegiant Travel Co.	2,138,492
51,350	Hawaiian Holdings, Inc.^	1,348,451
55,327	SkyWest, Inc.^	3,175,770

		6,662,713

Auto Components (1.8%):
121,638	American Axle & Manufacturing Holdings, Inc.*^	999,864
54,289	Cooper Tire & Rubber Co.^	1,418,029
18,360	Cooper-Standard Holding, Inc.*	750,557
31,594	Dorman Products, Inc.*	2,512,987
41,586	Fox Factory Holding Corp.*^	2,588,312
80,542	Garrett Motion, Inc.*^	802,198
35,838	Gentherm, Inc.*	1,472,404
27,135	LCI Industries	2,492,350
19,798	Motorcar Parts of America, Inc.*^	334,586
21,803	Standard Motor Products, Inc.	1,058,536

		14,429,823

Automobiles (0.2%):
34,207	Winnebago Industries, Inc.^	1,311,838

Banks (9.2%):
70,855	Ameris Bancorp	2,851,205
47,546	Banc of California, Inc.	672,300
34,100	Banner Corp.	1,915,397
47,273	Berkshire Hills Bancorp, Inc.	1,384,626
91,217	Boston Private Financial Holdings, Inc.	1,063,134
86,315	Brookline Bancorp, Inc.	1,271,420
122,690	Cadence Bancorp	2,151,983
30,964	Central Pacific Financial Corp.	879,378
17,795	City Holding Co.	1,356,869
79,073	Columbia Banking System, Inc.^	2,917,794
55,942	Community Bank System, Inc.	3,451,061
31,181	Customers Bancorp, Inc.*	646,694
142,336	CVB Financial Corp.	2,970,552
36,468	Eagle Bancorp, Inc.	1,627,202
235,847	First Bancorp	2,353,752
106,970	First Commonwealth Financial Corp.	1,420,562
106,976	First Financial Bancorp^	2,618,238
120,102	First Midwest Bancorp, Inc.^	2,339,587
14,460	Franklin Financial Network, Inc.	436,837
92,936	Glacier Bancorp, Inc.^	3,760,190
61,737	Great Western Bancorp, Inc.	2,037,321
33,146	Hanmi Financial Corp.	622,482
38,051	Heritage Financial Corp.	1,025,855
133,663	Hope BanCorp, Inc.	1,916,727
37,263	Independent Bank Corp.^	2,781,683
52,060	LegacyTexas Financial Group, Inc.	2,266,172
31,276	National Bank Holdings Corp.	1,069,326

Shares		Fair Value
Common Stocks, continued
Banks, continued
47,510	NBT Bancorp, Inc.^	$1,738,391
53,735	OFG Bancorp	1,176,797
180,037	Old National Bancorp^	3,097,536
23,606	Opus Bank	513,903
61,450	Pacific Premier Bancorp, Inc.	1,916,626
15,087	Preferred Bank Los Angeles	790,257
37,384	S & T Bancorp, Inc.	1,365,638
55,664	Seacoast Banking Corp.*	1,408,856
50,124	ServisFirst Bancshares, Inc.	1,661,611
104,504	Simmons First National Corp., Class A	2,602,150
34,434	Southside Bancshares, Inc.	1,174,544
13,431	Tompkins Financial Corp.^	1,089,657
26,166	Triumph BanCorp, Inc.*	834,434
85,080	United Community Banks, Inc.	2,412,018
52,672	Veritex Holdings, Inc.	1,278,086
29,250	Westamerica Bancorp^	1,818,765

		74,687,616

Beverages (0.3%):
5,041	Coca-Cola Bottling Co. Consolidated	1,531,809
14,425	MGP Ingredients, Inc.^	716,634
12,678	National Beverage Corp.^	562,396

		2,810,839

Biotechnology (2.3%):
52,240	Acorda Therapeutics, Inc.*	149,929
36,500	AMAG Pharmaceuticals, Inc.*^	421,575
103,203	Arrowhead Pharmaceuticals, Inc.*^	2,908,260
63,791	Cytokinetics, Inc.*^	725,942
10,976	Eagle Pharmaceuticals, Inc.*^	620,912
47,360	Emergent Biosolutions, Inc.*	2,475,980
17,250	Enanta Pharmaceuticals, Inc.*^	1,036,380
23,406	Genomic Health, Inc.*	1,587,395
106,978	Momenta Pharmaceuticals, Inc.*^	1,386,435
79,872	Myriad Genetics, Inc.*	2,286,735
90,755	Progenics Pharmaceuticals, Inc.*^	458,767
33,993	Regenxbio, Inc.*^	1,210,151
122,098	Spectrum Pharmaceuticals, Inc.*^	1,012,803
57,706	Vanda Pharmaceuticals, Inc.*^	766,336
53,293	Xencor, Inc.*^	1,797,573

		18,845,173

Building Products (2.0%):
44,068	AAON, Inc.	2,024,484
16,841	American Woodmark Corp.*	1,497,333
28,833	Apogee Enterprises, Inc.	1,124,199
34,982	Gibraltar Industries, Inc.*	1,607,073
45,998	Griffon Corp.	964,578
19,386	Insteel Industries, Inc.^	397,995
24,426	Patrick Industries, Inc.*	1,047,387
63,051	PGT, Inc.*^	1,088,891
36,236	Quanex Building Products Corp.^	655,147
44,172	Simpson Manufacturing Co., Inc.^	3,064,211
66,538	Universal Forest Products, Inc.	2,653,535

		16,124,833

Capital Markets (0.8%):
52,288	Blucora, Inc.*^	1,131,512
33,949	Donnelley Financial Solutions, Inc.*	418,252
17,289	Greenhill & Co., Inc.	226,832
17,400	INTL FCStone, Inc.*	714,444
15,399	Piper Jaffray Cos., Inc.	1,162,316
7,049	Virtus Investment Partners, Inc.^	779,408
79,481	Waddell & Reed Financial, Inc., Class A^	1,365,483
127,807	WisdomTree Investments, Inc.^	667,792

		6,466,039

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Chemicals (2.9%):
30,240	AdvanSix, Inc.*	$777,773
28,029	American Vanguard Corp.	440,055
35,083	Balchem Corp.	3,479,884
88,500	Ferro Corp.*	1,049,610
28,343	Futurefuel Corp.	338,415
58,068	GCP Applied Technologies, Inc.*	1,117,809
55,208	H.B. Fuller Co.^	2,570,485
10,292	Hawkins, Inc.^	437,410
21,370	Innophos Holdings, Inc.	693,670
26,549	Innospec, Inc.	2,366,578
22,133	Koppers Holdings, Inc.*	646,505
34,411	Kraton Performance Polymers, Inc.*	1,111,131
158,428	Livent Corp.*	1,059,883
21,268	LSB Industries, Inc.*	110,168
13,984	Quaker Chemical Corp.^	2,211,430
54,736	Rayonier Advanced Materials, Inc.^	237,007
21,836	Stepan Co.	2,119,402
26,818	Tredegar Corp.	523,487
43,705	Trinseo SA	1,877,130

		23,167,832

Commercial Services & Supplies (2.1%):
72,012	ABM Industries, Inc.^	2,615,476
53,646	Brady Corp., Class A	2,845,920
63,416	Interface, Inc.	915,727
34,296	Matthews International Corp., Class A^	1,213,735
48,460	Mobile Mini, Inc.	1,786,236
184,425	Pitney Bowes, Inc.^	842,822
77,790	RR Donnelley & Sons Co.	293,268
32,285	Team, Inc.*^	582,744
16,666	UniFirst Corp.	3,251,871
23,919	US Ecology, Inc.^	1,529,381
22,006	Viad Corp.	1,477,703

		17,354,883

Communications Equipment (1.1%):
52,421	ADTRAN, Inc.	594,716
21,220	Applied Optoelectronics, Inc.*^	238,088
35,599	CalAmp Corp.*	410,100
25,985	Comtech Telecommunications Corp.	844,513
30,714	Digi International, Inc.*	418,325
130,388	Extreme Networks, Inc.*^	948,573
97,183	Harmonic, Inc.*	639,464
33,766	NETGEAR, Inc.*^	1,087,941
248,513	Viavi Solutions, Inc.*	3,480,424

		8,662,144

Construction & Engineering (0.6%):
33,546	Aegion Corp.*	717,213
52,652	Arcosa, Inc.	1,801,225
39,959	Comfort Systems USA, Inc.^	1,767,387
18,253	MYR Group, Inc.*	571,136

		4,856,961

Construction Materials (0.1%):
17,159	U.S. Concrete, Inc.*	948,550

Consumer Finance (0.6%):
29,904	Encore Capital Group, Inc.*^	996,551
36,239	Enova International, Inc.*	751,959
56,896	EZCORP, Inc., Class A*	367,264
49,247	PRA Group, Inc.*^	1,664,056
6,826	World Acceptance Corp.*	870,383

		4,650,213

Containers & Packaging (0.1%):
38,459	Myers Industries, Inc.	678,801

Distributors (0.2%):
49,901	Core Markt Holdngs Co., Inc.^	1,602,571

Shares		Fair Value
Common Stocks, continued
Diversified Consumer Services (0.7%):
17,437	American Public Education, Inc.*	$389,543
76,297	Career Education Corp.*	1,212,359
26,587	Regis Corp.*^	537,589
23,802	Strategic Education, Inc.	3,234,216

		5,373,707

Diversified Telecommunication Services (1.1%):
11,686	ATN International, Inc.	682,112
52,974	Cincinnati Bell, Inc.*^	268,578
45,219	Cogent Communications Group, Inc.^	2,491,567
78,924	Consolidated Communications Holdings, Inc.^	375,678
119,852	Frontier Communications Corp.*^	103,912
104,606	Iridium Communications, Inc.*^	2,226,016
246,208	Vonage Holdings Corp.*^	2,782,150

		8,930,013

Electric Utilities (0.4%):
44,202	El Paso Electric Co.	2,965,070

Electrical Equipment (0.4%):
28,268	AZZ, Inc.	1,231,354
22,675	Encore Wire Corp.	1,276,149
9,311	Powell Industries, Inc.	364,526
19,748	Vicor Corp.*	582,961

		3,454,990

Electronic Equipment, Instruments & Components (4.2%):
32,472	Anixter International, Inc.*^	2,244,465
82,334	Arlo Technologies, Inc.*	280,759
31,558	Badger Meter, Inc.^	1,694,665
11,269	Bel Fuse, Inc., Class B	169,373
40,884	Benchmark Electronics, Inc.	1,188,089
35,474	CTS Corp.	1,147,939
40,539	Daktronics, Inc.^	299,381
14,699	ePlus, Inc.*	1,118,447
39,965	Fabrinet*	2,090,170
18,722	FARO Technologies, Inc.*^	905,209
38,937	Insight Enterprises, Inc.*	2,168,402
37,994	Itron, Inc.*	2,810,035
62,685	KEMET Corp.^	1,139,613
92,483	Knowles Corp.*^	1,881,104
4,353	Mesa Labs, Inc.^	1,035,013
40,007	Methode Electronics, Inc., Class A	1,345,835
19,524	MTS Systems Corp.	1,078,701
18,340	OSI Systems, Inc.*	1,862,610
31,618	Plexus Corp.*	1,976,441
20,124	Rogers Corp.*	2,751,152
75,151	Sanmina Corp.*	2,413,099
27,442	ScanSource, Inc.*	838,353
106,143	TTM Technologies, Inc.*^	1,294,414

		33,733,269

Energy Equipment & Services (1.8%):
138,644	Archrock, Inc.	1,382,280
71,433	C&J Energy Services, Inc.*	766,476
70,235	Diamond Offshore Drilling, Inc.*^	390,507
39,391	Dril-Quip, Inc.*^	1,976,639
21,440	Era Group, Inc.*	226,406
32,230	Exterran Corp.*	420,924
14,748	Geospace Technologies Corp.*^	226,677
14,593	Gulf Island Fabrication, Inc.*	78,073
151,661	Helix Energy Solutions Group, Inc.*	1,222,388
22,840	KLX Energy Services Holdings, Inc.*^	197,452
29,672	Matrix Service Co.*	508,578
196,231	McDermott International, Inc.*^	396,387
363,829	Nabors Industries, Ltd.^	680,360

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Energy Equipment & Services, continued
98,177	Newpark Resources, Inc.*^	$748,109
265,609	Noble Corp. plc*	337,323
65,166	Oil States International, Inc.*^	866,708
89,088	Propetro Holding Corp.*^	809,810
55,988	RPC, Inc.^	314,093
18,861	SEACOR Holdings, Inc.*	887,787
137,298	TETRA Technologies, Inc.*	275,969
79,506	U.S. Silica Holdings, Inc.^	760,077
60,520	Unit Corp.*	204,558
213,663	Valaris plc^	1,027,719

		14,705,300

Entertainment (0.1%):
24,866	Marcus Corp.^	920,291

Equity Real Estate Investment Trusts (6.5%):
91,369	Acadia Realty Trust	2,611,326
45,546	Agree Realty Corp.^	3,331,689
51,912	American Assets Trust, Inc.	2,426,367
57,446	Armada Hoffler Properties, Inc.	1,039,198
103,609	CareTrust REIT, Inc.	2,435,330
185,044	CBL & Associates Properties, Inc.^	238,707
93,794	Cedar Shopping Centers, Inc.	281,382
50,873	Chatham Lodging Trust	923,345
19,832	Community Healthcare Trust, Inc.	883,516
217,268	DiamondRock Hospitality Co.	2,226,997
76,906	Easterly Government Properties, Inc.^	1,638,098
74,183	Four Corners Property Trust, Inc.	2,097,895
116,437	Franklin Street Properties Corp.	985,057
36,903	Getty Realty Corp.	1,183,110
91,006	Global Net Lease, Inc.^	1,774,617
39,733	Hersha Hospitality Trust	591,227
97,691	Independence Realty Trust, Inc.	1,397,958
12,282	Innovative Industrial Properties, Inc.^	1,134,488
63,771	iStar, Inc.^	832,212
90,927	Kite Realty Group Trust^	1,468,471
268,638	Lexington Realty Trust	2,753,540
43,085	LTC Properties, Inc.	2,206,814
63,837	National Storage Affiliates	2,130,241
52,196	Office Properties Income Trust^	1,599,285
65,625	Pennsylvania Real Estate Investment Trust^	375,375
124,315	Retail Opportunity Investments Corp.	2,266,262
86,941	Rpt Realty	1,178,051
12,708	Saul Centers, Inc.	692,713
113,882	Summit Hotel Properties, Inc.^	1,321,031
13,751	Universal Health Realty Income Trust	1,413,603
32,441	Urstadt Biddle Properties, Inc., Class A	768,852
202,497	Washington Prime Group, Inc.^	838,338
86,975	Washington Real Estate^	2,379,636
44,040	Whitestone REIT^	605,990
122,133	Xenia Hotels & Resorts, Inc.^	2,579,449

		52,610,170

Food & Staples Retailing (0.6%):
24,204	PriceSmart, Inc.^	1,720,904
39,332	SpartanNash Co.	465,298
35,202	The Andersons, Inc.	789,581
27,528	The Chefs’ Warehouse, Inc.*^	1,109,929
56,717	United Natural Foods, Inc.*^	653,380

		4,739,092

Food Products (1.6%):
70,845	B&G Foods, Inc.^	1,339,679
17,703	Calavo Growers, Inc.^	1,684,972
32,845	Cal-Maine Foods, Inc.	1,312,322

Shares		Fair Value
Common Stocks, continued
Food Products, continued
178,797	Darling International, Inc.*	$3,420,387
103,903	Dean Foods Co.^	120,527
33,031	Fresh Del Monte Produce, Inc.	1,126,687
16,138	J & J Snack Foods Corp.^	3,098,496
9,542	John B Sanfilippo And Son, Inc.	921,757
7,330	Seneca Foods Corp., Class A*^	228,549

		13,253,376

Gas Utilities (0.7%):
33,111	Northwest Natural Holding Co.	2,362,139
100,175	South Jersey Industries, Inc.	3,296,759

		5,658,898

Health Care Equipment & Supplies (3.2%):
40,982	AngioDynamics, Inc.*	754,888
14,976	Anika Therapeutics, Inc.*	822,033
38,341	Cardiovascular Systems, Inc.*	1,821,964
30,677	CONMED Corp.	2,949,594
40,567	CryoLife, Inc.*	1,101,394
15,122	Cutera, Inc.*	442,016
7,609	Heska Corp.*^	539,250
19,791	Inogen, Inc.*	948,187
35,387	Integer Holdings Corp.*	2,673,842
36,545	Invacare Corp.	274,088
42,372	Lantheus Holdings, Inc.*	1,062,054
17,565	LeMaitre Vascular, Inc.	600,372
46,310	Meridian Bioscience, Inc.	439,482
59,864	Merit Medical Systems, Inc.*	1,823,457
36,817	Natus Medical, Inc.*^	1,172,253
56,966	Neogen Corp.*^	3,879,954
66,988	OraSure Technologies, Inc.*	500,400
20,710	Orthofix Medical, Inc.*	1,098,044
14,414	Surmodics, Inc.*	659,296
20,521	Tactile Systems Technology, Inc.*^	868,449
41,318	Varex Imaging Corp.*	1,179,216

		25,610,233

Health Care Providers & Services (2.6%):
14,269	Addus HomeCare Corp.*^	1,131,246
50,583	AMN Healthcare Services, Inc.*	2,911,557
36,789	BioTelemetry, Inc.*^	1,498,416
127,920	Community Health Systems, Inc.*^	460,512
9,824	CorVel Corp.*	743,677
40,344	Cross Country Healthcare, Inc.*	415,543
62,487	Diplomat Pharmacy, Inc.*	306,186
54,242	Ensign Group, Inc. (The)	2,572,698
32,173	LHC Group, Inc.*	3,653,566
23,450	Magellan Health Services, Inc.*^	1,456,245
68,326	Owens & Minor, Inc.	396,974
12,543	Providence Service Corp.*	745,807
117,777	Select Medical Holdings Corp.*^	1,951,565
46,485	Tivity Health, Inc.*^	773,046
13,863	U.S. Physical Therapy, Inc.	1,809,815

		20,826,853

Health Care Technology (1.2%):
13,629	Computer Programs & Systems, Inc.	308,152
27,756	HealthStream, Inc.*	718,603
94,774	HMS Holdings Corp.*	3,266,386
51,487	NextGen Healthcare, Inc.*	806,801
45,261	Omnicell, Inc.*	3,271,012
21,268	Tabula Rasa Healthcare, Inc.*^	1,168,464

		9,539,418

Hotels, Restaurants & Leisure (1.7%):
22,232	BJ’s Restaurants, Inc.	863,491
94,336	Bloomin’ Brands, Inc.^	1,785,780
18,032	Chuy’s Holdings, Inc.*	446,472
33,439	Dave & Buster’s Entertainment, Inc.^	1,302,449
18,673	DineEquity, Inc.^	1,416,534

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Hotels, Restaurants & Leisure, continued
22,415	El Pollo Loco Holdings, Inc.*^	$245,668
23,287	Fiesta Restaurant Group, Inc.*	242,651
12,929	Monarch Casino & Resort, Inc.*	539,010
14,074	Red Robin Gourmet Burgers*	468,101
30,098	Ruth’s Hospitality Group, Inc.	614,451
33,165	Shake Shack, Inc., Class A*	3,251,497
31,958	Wingstop, Inc.^	2,789,294

		13,965,398

Household Durables (2.7%):
9,284	Cavco Industries, Inc.*	1,783,364
28,267	Century Communities, Inc.*	865,818
26,285	Ethan Allen Interiors, Inc.^	502,044
23,094	Installed Building Products, Inc.*	1,324,210
30,551	iRobot Corp.*^	1,884,080
50,712	La-Z-Boy, Inc.^	1,703,416
21,592	LGI Homes, Inc.*^	1,799,045
53,683	M.D.C. Holdings, Inc.	2,313,737
29,823	M/I Homes, Inc.*^	1,122,836
39,053	Meritage Corp.*	2,747,379
37,161	TopBuild Corp.*	3,583,436
52,686	Tupperware Brands Corp.	836,127
15,047	Universal Electronics, Inc.*^	765,892
35,529	William Lyon Homes, Class A*	723,370

		21,954,754

Household Products (0.5%):
10,820	Central Garden & Pet Co.*^	316,269
44,846	Central Garden & Pet Co., Class A*	1,243,355
14,908	WD-40 Co.	2,736,214

		4,295,838

Industrial Conglomerates (0.2%):
38,990	Raven Industries, Inc.	1,304,605

Insurance (3.0%):
49,335	AMBAC Financial Group, Inc.*	964,499
98,645	American Equity Investment Life Holding Co.	2,387,209
20,918	Amerisafe, Inc.^	1,382,889
21,713	eHealth, Inc.*	1,450,211
34,636	Employers Holdings, Inc.	1,509,437
7,102	HCI Group, Inc.^	298,568
44,757	Horace Mann Educators Corp.	2,073,592
32,841	James River Group Holdings	1,682,773
58,453	ProAssurance Corp.	2,353,902
43,219	RLI Corp.^	4,015,477
15,899	Safety Insurance Group, Inc.	1,611,046
25,534	Stewart Information Services Corp.	990,464
86,477	Third Point Reinsurance, Ltd.*	863,905
23,299	United Fire Group, Inc.	1,094,587
22,532	United Insurance Holdings Co.	315,223
34,167	Universal Insurance Holdings, Inc.	1,024,668

		24,018,450

Interactive Media & Services (0.1%):
29,804	Care.com, Inc.*	311,452
49,627	QuinStreet, Inc.*^	624,804

		936,256

Internet & Direct Marketing Retail (0.3%):
29,160	Liquidity Services, Inc.*	215,784
22,098	PetMed Express, Inc.^	398,206
20,469	Shutterstock, Inc.*^	739,340
17,625	Stamps.com, Inc.*^	1,312,181

		2,665,511

IT Services (2.0%):
39,842	Cardtronics plc*^	1,204,822
35,842	CSG Systems International, Inc.^	1,852,315
64,795	Evertec, Inc.	2,022,900

Shares		Fair Value
Common Stocks, continued
IT Services, continued
37,109	Exlservice Holdings, Inc.*	$2,484,819
29,028	ManTech International Corp., Class A	2,072,889
72,326	NIC, Inc.	1,493,532
35,779	Perficient, Inc.*	1,380,354
42,028	Sykes Enterprises, Inc.*	1,287,738
15,665	TTEC Holdings, Inc.	750,040
56,865	Unisys Corp.*^	422,507
32,724	Virtusa Corp.*^	1,178,718

		16,150,634

Leisure Products (0.4%):
101,799	Callaway Golf Co.	1,975,918
18,059	Sturm, Ruger & Co., Inc.	754,144
62,573	Vista Outdoor, Inc.*	387,327

		3,117,389

Life Sciences Tools & Services (1.0%):
36,637	Cambrex Corp.*	2,179,902
45,178	Luminex Corp.	932,926
29,351	Medpace Holdings, Inc.*^	2,466,657
112,847	Neogenomics, Inc.*^	2,157,635

		7,737,120

Machinery (5.6%):
59,063	Actuant Corp., Class A^	1,295,842
10,419	Alamo Group, Inc.	1,226,525
33,188	Albany International Corp., Class A	2,992,230
24,457	Astec Industries, Inc.	760,613
51,498	Barnes Group, Inc.	2,654,207
46,018	Briggs & Stratton Corp.^	278,869
38,805	Chart Industries, Inc.*	2,419,880
21,447	CIRCOR International, Inc.*	805,335
15,632	DMC Global, Inc.^	687,495
22,349	EnPro Industries, Inc.	1,534,259
28,170	ESCO Technologies, Inc.	2,241,205
65,440	Federal Signal Corp.^	2,142,506
41,740	Franklin Electric Co., Inc.	1,995,589
35,094	Greenbrier Cos, Inc.^	1,057,031
87,320	Harsco Corp.*	1,655,587
67,929	Hillenbrand, Inc.^	2,097,648
34,331	John Bean Technologies Corp.	3,413,530
11,706	Lindsay Corp.^	1,086,902
19,012	Lydall, Inc.*	473,589
61,431	Mueller Industries, Inc.^	1,761,841
29,147	Proto Labs, Inc.*^	2,975,909
47,781	SPX Corp.*	1,911,718
46,304	SPX FLOW, Inc.*	1,827,156
13,503	Standex International Corp.	984,909
19,687	Tennant Co.^	1,391,871
55,998	Titan International, Inc.	151,195
59,045	Wabash National Corp.^	856,743
30,014	Watts Water Technologies, Inc., Class A	2,813,212

		45,493,396

Marine (0.2%):
46,617	Matson, Inc.	1,748,604

Media (0.6%):
59,237	E.W. Scripps Co. (The), Class A^	786,667
124,514	Gannett Co., Inc.	1,337,281
65,435	New Media Investment Group, Inc.^	576,482
33,314	Scholastic Corp.	1,257,937
24,937	TechTarget, Inc.*	561,706

		4,520,073

Metals & Mining (0.8%):
342,786	AK Steel Holding Corp.*^	778,124
54,791	Century Aluminum Co.*	363,538

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Metals & Mining, continued
13,580	Haynes International, Inc.^	$486,707
17,377	Kaiser Aluminum Corp.	1,719,801
22,113	Materion Corp.^	1,356,854
9,334	Olympic Steel, Inc.	134,410
99,270	SunCoke Energy, Inc.*	559,883
42,676	TimkenSteel Corp.*	268,432
55,686	Warrior Met Coal, Inc.	1,086,991

		6,754,740

Mortgage Real Estate Investment Trusts (1.7%):
154,478	Apollo Commercial Real Estate Finance, Inc.^	2,961,343
64,039	Armour Residential REIT, Inc.	1,072,653
104,473	Capstead Mortgage Corp.	767,877
59,065	Granite Point Mortgage Trust, Inc.^	1,106,878
154,834	Invesco Mortgage Capital, Inc.	2,370,509
285,375	New York Mortgage Trust, Inc.	1,737,934
94,997	Pennymac Mortgage Investment Trust	2,111,783
120,798	Redwood Trust, Inc.	1,982,295

		14,111,272

Multiline Retail (0.2%):
42,334	Big Lots, Inc.^	1,037,183
324,632	J.C. Penney Co., Inc.*^	288,565

		1,325,748

Multi-Utilities (0.4%):
71,550	Avista Corp.	3,465,882

Oil, Gas & Consumable Fuels (1.8%):
20,351	Bonanza Creek Energy, Inc.*	455,659
247,869	Callon Petroleum Co.*	1,075,751
100,132	Carrizo Oil & Gas, Inc.*	859,633
29,608	CONSOL Energy, Inc.*^	462,773
510,584	Denbury Resources, Inc.*^	607,595
38,983	Green Plains Renewable Energy, Inc.	413,025
157,419	Gulfport Energy Corp.*^	426,605
118,383	HighPoint Resources Corp.*	188,229
64,889	Jagged Peak Energy, Inc.*	471,094
195,257	Laredo Petroleum Holdings, Inc.*	470,569
39,666	PAR Pacific Holdings, Inc.*	906,765
63,590	PDC Energy, Inc.*	1,764,624
14,619	Penn Virginia Corp.*	424,974
256,899	QEP Resources, Inc.	950,526
225,286	Range Resources Corp.^	860,593
41,337	Renewable Energy Group, Inc.*^	620,262
6,069	REX American Resources Corp.*^	463,247
66,821	Ring Energy, Inc.*^	109,586
115,239	SM Energy Co.	1,116,666
262,690	SRC Energy, Inc.*	1,224,135
98,091	Whiting Petroleum Corp.*^	787,671

		14,659,982

Paper & Forest Products (0.7%):
42,409	Boise Cascade Co.	1,382,109
18,248	Clearwater Paper Corp.*^	385,398
43,229	Mercer International, Inc.	542,092
18,234	Neenah Paper, Inc.	1,187,398
47,937	P.H. Glatfelter Co.	737,750
33,447	Schweitzer-Mauduit International, Inc.	1,252,256

		5,487,003

Personal Products (0.7%):
480,688	Avon Products, Inc.*	2,115,027
19,137	Inter Parfums, Inc.	1,339,016
12,826	Medifast, Inc.^	1,329,158

Shares		Fair Value
Common Stocks, continued
Personal Products, continued
14,027	Usana Health Sciences, Inc.*^	$959,307

		5,742,508

Pharmaceuticals (1.6%):
102,866	Akorn, Inc.*	390,891
37,460	Amphastar Pharmaceuticals, Inc.*^	742,832
10,058	ANI Pharmaceuticals, Inc.*^	733,027
73,104	Assertio Therapeutics, Inc.*^	93,573
111,178	Corcept Therapeutics, Inc.*^	1,571,501
216,770	Endo International plc*^	695,832
72,477	Innoviva, Inc.*^	763,908
36,440	Lannett Co., Inc.*^	408,128
80,013	Medicines Co. (The)*^	4,000,649
45,253	Pacira Pharmaceuticals, Inc.*	1,722,782
22,157	Phibro Animal Health Corp., Class A	472,609
57,063	Supernus Pharmaceuticals, Inc.*^	1,568,091

		13,163,823

Professional Services (1.9%):
56,346	Exponent, Inc.^	3,938,585
11,493	Forrester Research, Inc.	369,385
40,703	FTI Consulting, Inc.*^	4,314,111
20,413	Heidrick & Struggles International, Inc.	557,275
35,881	Kelly Services, Inc., Class A	869,038
60,822	Korn/Ferry International	2,350,162
41,609	Navigant Consulting, Inc.	1,162,972
32,489	Resources Connection, Inc.^	551,988
43,252	Trueblue, Inc.*	912,617

		15,026,133

Real Estate Management & Development (0.3%):
25,375	Marcus & Millichap, Inc.*	900,559
19,564	RE/MAX Holdings, Inc., Class A^	629,178
122,558	Realogy Holdings Corp.^	818,687

		2,348,424

Road & Rail (0.7%):
27,623	ArcBest Corp.	841,120
50,800	Heartland Express, Inc.	1,092,708
41,856	Marten Transport, Ltd.	869,768
28,089	Saia, Inc.*	2,631,939

		5,435,535

Semiconductors & Semiconductor Equipment (4.1%):
41,657	Advanced Energy Industries, Inc.*^	2,391,528
35,108	Axcelis Technologies, Inc.*	599,996
78,310	Brooks Automation, Inc.^	2,899,820
31,513	Cabot Microelectronics Corp.	4,449,952
23,675	CEVA, Inc.*	706,936
44,026	Cohu, Inc.	594,571
44,689	Diodes, Inc.*	1,794,263
24,799	DSP Group, Inc.*	349,294
81,297	FormFactor, Inc.*^	1,515,783
24,336	Ichor Holdings, Ltd.*	588,444
68,966	Kulicke & Soffa Industries, Inc.	1,619,322
69,899	MaxLinear, Inc., Class A*	1,564,340
25,654	Nanometrics, Inc.*	836,833
30,758	PDF Solutions, Inc.*^	402,007
71,985	Photronics, Inc.*	783,197
31,794	Power Integrations, Inc.^	2,875,131
120,810	Rambus, Inc.*	1,585,631
33,587	Rudolph Technologies, Inc.*	885,353
14,090	SMART Global Holdings, Inc.*^	359,013
52,013	Solaredge Technologies, Inc.*^	4,354,528
42,917	Ultra Clean Holdings, Inc.*	628,090
53,706	Veeco Instruments, Inc.*	627,286

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Semiconductors & Semiconductor Equipment, continued
53,124	Xperi Corp.^	$1,098,604

		33,509,922

Software (2.4%):
107,419	8x8, Inc.*	2,225,722
22,028	Agilysys, Inc.*	564,137
39,343	Alarm.com Holding, Inc.*^	1,834,958
41,152	Bottomline Technologies, Inc.*	1,619,331
23,888	Ebix, Inc.^	1,005,685
65,932	LivePerson, Inc.*^	2,353,771
8,880	MicroStrategy, Inc., Class A*	1,317,526
44,839	Monotype Imaging Holdings, Inc.	888,261
35,499	OneSpan, Inc.*	514,736
48,423	Progress Software Corp.	1,842,979
36,654	Qualys, Inc.*	2,769,942
37,667	Sps Commerce, Inc.*	1,772,986
135,583	TiVo Corp.	1,032,465

		19,742,499

Specialty Retail (4.0%):
68,185	Abercrombie & Fitch Co., Class A^	1,063,686
21,009	Asbury Automotive Group, Inc.*	2,149,851
13,992	Ascena Retail Group, Inc.*	3,695
39,564	Barnes & Noble Education, Inc.*	123,440
30,636	Boot Barn Holdings, Inc.*	1,069,196
45,824	Caleres, Inc.	1,072,740
23,745	Cato Corp., Class A^	418,149
127,806	Chico’s FAS, Inc.^	515,058
16,919	Children’s Place Retail Stores, Inc. (The)^	1,302,594
20,598	Conn’s, Inc.*^	512,066
59,984	Designer Brands, Inc., Class A^	1,026,926
72,999	Express, Inc.*^	251,117
97,807	GameStop Corp., Class A^	539,895
16,961	Genesco, Inc.*^	678,779
18,945	Group 1 Automotive, Inc.^	1,748,813
46,051	Guess, Inc.^	853,325
19,728	Haverty Furniture Cos., Inc.^	399,887
19,428	Hibbett Sports, Inc.*^	444,901
24,317	Lithia Motors, Inc., Class A^	3,219,083
31,533	Lumber Liquidators Holdings, Inc.*^	311,231
23,702	MarineMax, Inc.*^	366,907
87,186	Michaels Cos., Inc. (The)*^	853,551
36,087	Monro Muffler Brake, Inc.^	2,851,234
588,327	Office Depot, Inc.	1,032,514
52,843	Rent-A-Center, Inc.	1,362,821
17,333	Restoration Hardware, Inc.*^	2,960,995
10,050	Shoe Carnival, Inc.^	325,721
56,434	Signet Jewelers, Ltd.^	945,834
31,893	Sleep Number Corp.*^	1,317,819
26,446	Sonic Automotive, Inc., Class A^	830,669
56,045	Tailored Brands, Inc.^	246,598
30,956	The Buckle, Inc.^	637,694
39,784	The Tile Shop Holdings, Inc.^	126,911
16,698	Vitamin Shoppe, Inc.*^	108,871
22,020	Zumiez, Inc.*^	697,484

		32,370,055

Technology Hardware, Storage & Peripherals (0.2%):
126,562	3D Systems Corp.*^	1,031,480
83,255	Diebold, Inc.*^	932,456

		1,963,936

Textiles, Apparel & Luxury Goods (1.7%):
67,654	Crocs, Inc.*	1,878,075
50,368	Fossil Group, Inc.*^	630,104
46,489	G-III Apparel Group, Ltd.*	1,198,022

Shares		Fair Value
Common Stocks, continued
Textiles, Apparel & Luxury Goods, continued
50,601	Kontoor Brands, Inc.^	$1,776,095
17,811	Movado Group, Inc.^	442,781
18,394	Oxford Industries, Inc.^	1,318,850
84,728	Steven Madden, Ltd.^	3,032,414
15,927	Unifi, Inc.*	349,120
25,651	Vera Bradley, Inc.*^	259,075
92,056	Wolverine World Wide, Inc.^	2,601,503

		13,486,039

Thrifts & Mortgage Finance (1.8%):
57,849	Axos Financial, Inc.*	1,599,525
33,106	Dime Community Bancshares	708,799
30,718	Flagstar Bancorp, Inc.^	1,147,317
26,338	HomeStreet, Inc.*	719,554
37,631	Meta Financial Group, Inc.^	1,227,147
73,502	NMI Holdings, Inc., Class A*	1,930,162
46,803	Northfield Bancorp, Inc.	751,656
108,244	Northwest Bancshares, Inc.^	1,774,119
41,601	Oritani Financial Corp.	736,130
65,875	Provident Financial Services, Inc.	1,615,914
105,230	TrustCo Bank Corp.	857,625
31,074	Wawlker & Dunlop, Inc.	1,737,969

		14,805,917

Tobacco (0.4%):
27,166	Universal Corp.	1,488,968
124,080	Vector Group, Ltd.^	1,477,793

		2,966,761

Trading Companies & Distributors (0.8%):
41,888	Applied Industrial Technologies, Inc.	2,379,239
17,142	DXP Enterprises, Inc.*	595,170
45,049	GMS, Inc.*	1,293,807
30,251	Kaman Corp., Class A	1,798,724
14,087	Veritiv Corp.*^	254,693

		6,321,633

Water Utilities (0.8%):
39,935	American States Water Co.^	3,588,559
52,245	California Water Service Group^	2,765,328

		6,353,887

Wireless Telecommunication Services (0.0%†):
19,901	Spok Holdings, Inc.	237,618

Total Common Stocks (Cost $678,814,482)		796,680,409

Right (0.0%†):
Chemicals (0.0%†):
34,578	Schulman, Inc. CVR, Expires on 12/31/49*(a)	–

Total Right (Cost $–)		–

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (10.9%):
$87,883,612	BlackRock Liquidity FedFund, Institutional Class (b)	87,883,612

Total Securities Held as Collateral for Securities on Loan (Cost $87,883,612)		87,883,612

Unaffiliated Investment Companies (1.7%):
Money Markets (1.7%):
13,495,081	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 1.83%(c)	13,495,081

Total Unaffiliated Investment Companies (Cost $13,495,081)		13,495,081

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount	Fair Value
Total Investment Securities
(Cost $780,193,175) - 111.0%	$898,059,102
Net other assets (liabilities) - (11.0)%	(89,016,203)

Net Assets - 100.0%	$809,042,899

Percentages indicated are based on net assets as of September 30, 2019.

CVR	-	Contingency Valued Rights

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019 was $86,994,227.
(a)

Security was valued using unobservable inputs in good faith pursuant to procedures approved by the Board of Trustees as of September 30, 2019. The total of all such securities represent 0.00% of the net assets of the fund.

(b)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2019.
(c)	The rate represents the effective yield at September 30, 2019.
†	Represents less than 0.05%.

Amounts shown as “—“ are either $0 or round less than $1.

Continued

AZL Small Cap Stock Index Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Futures Contracts

Cash of $564,600 has been segregated to cover margin requirements for the following open contracts as of September 30, 2019:

Long Futures

Description	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)

Russell 2000 Mini Index December Future(U.S. Dollar)	12/20/19	172	$13,115,000	$(311,936)

				$(311,936)

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Common Stocks (60.1%):
Auto Components (1.0%):
133,889	Aptiv plc	$11,704,576

Banks (0.3%):
21,700	PNC Financial Services Group, Inc.	3,041,472

Beverages (0.8%):
336,837	Keurig Dr Pepper, Inc.^	9,202,387

Capital Markets (2.7%):
152,335	Intercontinental Exchange, Inc.	14,055,950
78,547	S&P Global, Inc.	19,242,445

		33,298,395

Commercial Services & Supplies (1.0%):
127,762	Waste Connections, Inc.	11,754,104

Electric Utilities (5.7%):
190,357	American Electric Power Co., Inc.	17,834,546
191,898	Eversource Energy	16,401,522
73,748	NextEra Energy, Inc.	17,182,547
269,565	Xcel Energy, Inc.	17,492,073

		68,910,688

Electronic Equipment, Instruments & Components (1.6%):
203,585	TE Connectivity, Ltd.	18,970,050

Equity Real Estate Investment Trusts (0.6%):
32,200	American Tower Corp.	7,120,386

Health Care Equipment & Supplies (6.8%):
293,718	Alcon, Inc.*	17,146,349
114,341	Becton, Dickinson & Co.	28,923,699
252,998	Danaher Corp.	36,540,502

		82,610,550

Health Care Providers & Services (0.6%):
7,200	Anthem, Inc.	1,728,720
24,400	UnitedHealth Group, Inc.	5,302,608

		7,031,328

Hotels, Restaurants & Leisure (2.2%):
151,921	Hilton Worldwide Holdings, Inc.	14,145,364
21,600	McDonald’s Corp.	4,637,736
74,650	Yum! Brands, Inc.	8,467,550

		27,250,650

Industrial Conglomerates (5.1%):
3,971,482	General Electric Co.	35,505,049
73,476	Roper Industries, Inc.	26,201,542

		61,706,591

Insurance (2.9%):
350,625	Marsh & McLennan Cos., Inc.	35,080,031

Interactive Media & Services (3.6%):
1,923	Alphabet, Inc., Class A*	2,348,252
22,788	Alphabet, Inc., Class C*	27,778,572
76,300	Facebook, Inc., Class A*	13,587,504

		43,714,328

Internet & Direct Marketing Retail (1.9%):
13,534	Amazon.com, Inc.*	23,493,806

IT Services (6.6%):
352,221	Fiserv, Inc.*	36,486,572
63,711	Global Payments, Inc.	10,130,049
196,256	Visa, Inc., Class A	33,757,995

		80,374,616

Life Sciences Tools & Services (5.3%):
212,339	Avantor, Inc.*	3,121,383
404,140	PerkinElmer, Inc.	34,420,605
91,198	Thermo Fisher Scientific, Inc.	26,563,241

		64,105,229

Shares		Fair Value
Common Stocks, continued
Machinery (1.9%):
343,718	Fortive Corp.	$23,565,306

Multi-Utilities (0.9%):
351,242	NiSource, Inc.	10,509,161

Oil, Gas & Consumable Fuels (0.2%):
40,300	Concho Resources, Inc.	2,736,370

Semiconductors & Semiconductor Equipment (4.1%):
272,147	Maxim Integrated Products, Inc.	15,760,033
119,423	NXP Semiconductors NV	13,031,438
163,425	Texas Instruments, Inc.	21,121,047

		49,912,518

Software (3.8%):
344,100	Microsoft Corp.	47,840,223

Water Utilities (0.6%):
70,135	American Water Works Co., Inc.	8,712,870

Total Common Stocks (Cost $568,132,760)		732,645,635

Preferred Stocks (4.5%):
Banks (1.7%):
100,000	JPMorgan Chase & Co., Series D, 5.23%, 10/31/19^	2,745,000
75,000	U.S. Bancorp, Series K, 5.10%, 9/27/19^	2,019,750
7,099	U.S. Bancorp, Series F, 5.94%, 9/27/19^	194,158
10,313	Wells Fargo & Co., Series L, Class A, 4.93%, 8/29/19	15,701,440

		20,660,348

Capital Markets (0.1%):
55,900	Charles Schwab Corp. (The), Series C, 6.68%, 8/16/19^	1,474,642
3,600	Charles Schwab Corp. (The), Series D, 5.62%, 11/14/19^	96,912
3,456	State Street Corp., Series E, 5.93%, 8/30/19	87,402

		1,658,956

Electric Utilities (0.6%):
30,000	Alabama Power Co., Series A	795,300
100,000	Duke Energy Corp., 5.01%, 9/12/19	2,746,000
21,845	SCE Trust III, Series H, 5.80%, 12/12/19, Perpetual Bond, Callable 3/15/24 @ 25	538,916
105,156	SCE Trust IV, Series J, 8.05%, 12/31/49, Callable 9/15/25 @ 25	2,507,971
15,004	SCE Trust V, Series K, 5.64%, 12/12/19, Callable 3/15/26 @ 25	367,148
23,314	SCE Trust VI, 5.29%, 12/12/19, Callable 6/26/22 @ 25	551,842

		7,507,177

Health Care Equipment & Supplies (0.8%):
160,708	Becton Dickinson & Co., Series A, 4.72%, 10/11/19	9,949,432

Multi-Utilities (1.3%):
200,000	CMS Energy Corp., 2.75%, 8/15/19	5,650,000
150,000	CMS Energy Corp., 5.46%, 9/27/19^	4,240,500
100,000	DTE Energy Co., Series E, 4.71%, 11/14/19^	2,783,000
100,000	NiSource, Inc., Series B, 4.64%, 11/21/19^	2,776,000

		15,449,500

Total Preferred Stocks (Cost $48,348,831)		55,225,413

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Shares		Fair Value
Convertible Preferred Stocks (1.1%):
Electric Utilities (0.1%):
31,261	American Electric Power Co., Inc., 4.87%, 3/15/22^	$1,721,856

Life Sciences Tools & Services (0.8%):
168,367	Avantor, Inc., Series A, 1.35%, 10/31/19	9,039,624

Machinery (0.2%):
3,209	Fortive Corp., Series A, 0.03%, 7/1/21	2,894,935

Total Convertible Preferred Stocks (Cost $13,190,400)		13,656,415

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Asset Backed Securities (0.3%):
$1,446,480	Dominos Pizza Master Issuer LLC, Class A23, Series 2018-1A, 4.12%, 7/25/47, Callable 7/25/24 @ 100	1,522,199
1,372,625	Dominos Pizza Master Issuer LLC, Class A2I, Series 2018-1A, 4.12%, 7/25/48, Callable 10/25/22 @ 100	1,433,277
915,690	Wendy’s Funding LLC, Class A2I, Series 2018-1A, 3.57%, 3/15/48, Callable 3/15/22 @ 100	934,159

Total Asset Backed Securities (Cost $3,698,379)		3,889,635

Bank Loans (4.1%):
Airlines (0.1%):
1,250,000	Delta 2 Lux Sarl, 0.00%, 2/1/24	1,232,188

Chemicals (1.2%):
595,495	H.B. Fuller Co. Term Loan B-1, 4.00%, 10/20/24, Callable 11/6/19 @ 100	592,654
14,048,281	Kronos, Inc./ M.A. Term Loan B-1, 5.13%, 11/1/23, Callable 11/6/19 @ 100	14,070,617

		14,663,271

Diversified Telecommunication Services (0.2%):
692,893	Zayo Group LLC Term Loan B1-1, 4.00%, 1/19/21, Callable 11/6/19 @ 100	693,905
1,250,000	Zayo Group LLC Term Loan B2-1, 4.25%, 1/19/24, Callable 11/6/19 @ 100	1,252,038

		1,945,943

Health Care Providers & Services (0.1%):
1,400,638	NVA Holdings, Inc. Term Loan B3-1, 4.93%, 2/2/25, Callable 11/6/19 @ 100	1,398,888

Insurance (0.8%):
9,765,053	HUB International, Ltd., 5.26%, 4/25/25, Callable 11/6/19 @ 100	9,644,357

IT Services (1.0%):
250,479	Gartner, Inc., 4.13%, 3/20/22	251,419

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Bank Loans, continued
IT Services, continued
$11,460,628	Refinitiv US Holdings, Inc. Term Loan B-1, 5.84%, 10/1/25, Callable 11/6/19 @ 100	$11,517,931

		11,769,350

Pharmaceuticals (0.0%†):
73,289	Prestige Brands, Inc. Term Loan B5-1, 4.13%, 1/26/24, Callable 11/6/19 @ 100	73,394

Professional Services (0.3%):
1,692,900	Trans Union LLC Term Loan A2-1, 0.00%, 6/19/25	1,697,132
2,361,479	Trans Union LLC Term Loan B-4, 3.68%, 8/9/22	2,346,720

		4,043,852

Software (0.4%):
4,406,587	CCC Information Services, Inc. Term Loan B-1, 5.02%, 4/29/24, Callable 11/6/19 @ 100	4,383,761
505,000	Ultimate Software Term Loan B-1l Bankdebt, 0.00%, 4/8/26	507,525

		4,891,286

Total Bank Loans (Cost $49,650,930)		49,662,529

Corporate Bonds (18.4%):
Aerospace & Defense (0.1%):
50,000	Moog, Inc., 5.25%, 12/1/22, Callable 11/7/19 @ 102.63	50,563
1,730,000	Northrop Grumman Corp., 2.55%, 10/15/22, Callable 9/15/22 @ 100	1,750,810

		1,801,373

Airlines (0.0%†):
259,170	U.S. Airways 2010-1A PTT, Series A, 6.25%, 10/22/24	282,335

Banks (0.3%):
2,145,000	PNC Financial Services Group, Inc., Series S, 5.00% (US0003M+330 bps), 12/31/49, Callable 11/1/26 @ 100	2,238,844
875,000	US BanCorp, 5.30% (US0003M+291 bps), Callable 4/15/27 @ 100	932,969

		3,171,813

Building Products (0.0%†):
280,000	Lennox International, Inc., 3.00%, 11/15/23, Callable 9/15/23 @ 100	282,108

Capital Markets (0.4%):
1,865,000	Bank of New York Mellon Corp. (The), Series E, 4.95% (US0003M+342 bps), Callable 6/20/20 @ 100^	1,878,987
1,060,000	Bank of New York Mellon Corp. (The), 4.62% (US0003M+313 bps), 12/29/49, Callable 9/20/26 @ 100	1,081,200
1,355,000	State Street Corp., Series F, 5.25% (US0003M+360 bps), Callable 9/15/20 @ 100	1,378,713

		4,338,900

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Containers & Packaging (0.8%):
$4,807,743	Beverage Packaging Holdings Luxembourg, 5.75%, 10/15/20, Callable 11/7/19 @ 100	$4,813,753
826,491	Beverage Packaging Holdings Luxembourg, 6.88%, 2/15/21, Callable 11/7/19 @ 100	828,558
1,560,000	Reynolds Group Issuer, Inc., 5.80% (US0003M+350 bps), 7/15/21, Callable 11/7/19 @ 100	1,561,950
1,230,000	Reynolds Group Issuer, Inc., 5.13%, 7/15/23, Callable 11/7/19 @ 102.56	1,260,750
1,060,000	Sealed Air Corp., 6.50%, 12/1/20, Callable 9/1/20 @ 100	1,091,800

		9,556,811

Diversified Consumer Services (0.1%):
1,075,000	Service Corp. International, 5.38%, 5/15/24, Callable 11/7/19 @ 102.69	1,105,906

Diversified Financial Services (0.1%):
970,000	Level 3 Communications, Inc., 5.38%, 8/15/22, Callable 11/7/19 @ 100	973,638

Diversified Telecommunication Services (0.5%):
1,225,000	Verizon Communications, 3.13%, 3/16/22	1,258,046
1,225,000	Verizon Communications, 3.12% (US0003M+100 bps), 3/16/22	1,240,091
3,589,000	Zayo Group LLC /Zayo Capital, Inc., 5.75%, 1/15/27, Callable 1/15/22 @ 102.88	3,665,266

		6,163,403

Electric Utilities (0.3%):
230,000	American Electric Power Co., Inc., Series I, 3.65%, 12/1/21	237,211
460,000	Edison International, 2.13%, 4/15/20	458,275
750,000	Eversource Energy, 2.75%, 3/15/22, Callable 2/15/22 @ 100	758,445
365,000	Eversource Energy, Series N, 3.80%, 12/1/23, Callable 11/1/23 @ 100	384,648
690,000	NextEra Energy Capital Holdings, Inc., 2.90%, 4/1/22	701,315
600,000	Wisconsin Public Service Corp., 3.35%, 11/21/21	616,825

		3,156,719

Electronic Equipment, Instruments & Components (0.1%):
750,000	Amphenol Corp., 2.20%, 4/1/20	749,811

Entertainment (2.6%):
805,000	Netflix, Inc., 5.38%, 2/1/21	829,150
590,000	Netflix, Inc., 5.50%, 2/15/22	623,925
1,690,000	Netflix, Inc., 5.88%, 2/15/25	1,854,775
4,685,000	Netflix, Inc., 4.38%, 11/15/26	4,731,850
8,498,000	Netflix, Inc., 4.88%, 4/15/28	8,593,603
8,400,000	Netflix, Inc., 5.88%, 11/15/28	9,114,000
4,980,000	Netflix, Inc., 6.38%, 5/15/29	5,502,900

		31,250,203

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Equity Real Estate Investment Trusts (1.0%):
$595,000	American Tower Corp., Series J, 3.30%, 2/15/21, Callable 1/15/21 @ 100	$603,576
1,530,000	Crown Castle International Corp., 4.88%, 4/15/22	1,623,587
3,895,000	Crown Castle International Corp., 5.25%, 1/15/23	4,245,035
385,000	Equinix, Inc., 5.38%, 1/1/22, Callable 11/7/19 @ 102.69	393,181
270,000	Equinix, Inc., 5.38%, 4/1/23, Callable 11/7/19 @ 101.79	276,075
2,495,000	SBA Communications Corp., 4.88%, 7/15/22, Callable 11/7/19 @ 101.22	2,523,069
2,007,000	SBA Communications Corp., 4.00%, 10/1/22, Callable 11/7/19 @ 102	2,044,631
891,000	SBA Communications Corp., 4.88%, 9/1/24, Callable 11/7/19 @ 103.66	924,413

		12,633,567

Food Products (0.7%):
645,000	B&G Foods, Inc., 4.63%, 6/1/21, Callable 10/10/19 @ 100	645,000
510,000	Conagra Brands, Inc., 3.03% (US0003M+75 bps), 10/22/20, Callable 10/22/19 @ 100	510,217
2,925,000	Conagra Brands, Inc., 3.80%, 10/22/21	3,018,024
4,220,000	Nestle Holdings, Inc., 3.10%, 9/24/21, Callable 8/24/21 @ 100	4,304,400

		8,477,641

Health Care Equipment & Supplies (0.8%):
310,000	Becton Dickinson & Co., 2.68%, 12/15/19	310,188
2,455,000	Becton Dickinson & Co., 2.89%, 6/6/22, Callable 5/6/22 @ 100	2,490,891
1,080,000	Becton Dickinson & Co., 3.14% (US0003M+103 bps), 6/6/22	1,087,357
1,690,000	Becton Dickinson & Co., 3.36%, 6/6/24, Callable 4/6/24 @ 100	1,758,281
1,340,000	Hologic, Inc., 4.38%, 10/15/25, Callable 10/15/20 @ 102.19	1,373,500
1,260,000	Teleflex, Inc., 4.88%, 6/1/26, Callable 6/1/21 @ 102.44	1,316,700
1,085,000	Teleflex, Inc., 4.63%, 11/15/27, Callable 11/15/22 @ 102.31	1,131,113

		9,468,030

Health Care Providers & Services (0.3%):
375,000	Centene Corp., 5.63%, 2/15/21, Callable 10/11/19 @ 101.41	380,156
305,000	Fresenius Medical Care AG & Co. KGaA, 5.75%, 2/15/21	317,581
530,000	HCA Holdings, Inc., 6.25%, 2/15/21	555,175
2,600,000	Nva Holdings TL, 0.00%, 9/19/22	2,596,751

		3,849,663

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Hotels, Restaurants & Leisure (2.1%):
$1,401,000	Cedar Fair, LP /Canada’s Wonderland Co. /Magnum Management Corp., 5.38%, 6/1/24, Callable 11/7/19 @ 102.69	$1,441,349
1,718,000	Cedar Fair, LP /Canada’s Wonderland Co. /Magnum Management Corp., 5.38%, 4/15/27, Callable 4/15/22 @ 102.69	1,833,964
690,000	Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24, Callable 10/30/19 @ 102.13	702,938
1,675,000	KFC Holding Co. /Pizza Hut Holdings LLC /Taco Bell of America LLC, 5.00%, 6/1/24, Callable 11/7/19 @ 103.75	1,735,719
3,280,000	KFC Holding Co. /Pizza Hut Holdings LLC /Taco Bell of America LLC, 5.25%, 6/1/26, Callable 6/1/21 @ 102.63	3,464,499
5,178,000	KFC Holding Co. /Pizza Hut Holdings LLC /Taco Bell of America LLC, 4.75%, 6/1/27, Callable 6/1/22 @ 102.38	5,391,592
415,000	Marriott International, Inc., 2.75% (US0003M+65 bps), 3/8/21	416,884
525,000	Six Flags Entertainment Corp., 4.88%, 7/31/24, Callable 11/7/19 @ 103.66	542,063
190,000	Six Flags Entertainment Corp., 5.50%, 4/15/27, Callable 4/15/22 @ 102.75	202,350
1,695,000	Yum! Brands, Inc., 3.88%, 11/1/20, Callable 8/1/20 @ 100	1,707,713
3,569,000	Yum! Brands, Inc., 3.75%, 11/1/21, Callable 8/1/21 @ 100	3,649,302
1,672,000	Yum! Brands, Inc., 3.88%, 11/1/23, Callable 8/1/23 @ 100	1,726,340
1,042,000	Yum! Brands, Inc., 6.88%, 11/15/37	1,160,528
1,299,000	Yum! Brands, Inc., 5.35%, 11/1/43, Callable 5/1/43 @ 100	1,232,426

		25,207,667

Industrial Conglomerates (0.5%):
4,292,000	General Electric Co., Series D, 5.00% (US0003M+333 bps), Callable 1/21/21 @ 100	4,114,359
1,220,000	Roper Technologies, Inc., 3.65%, 9/15/23, Callable 8/15/23 @ 100	1,280,758
315,000	Roper Technologies, Inc., 4.20%, 9/15/28, Callable 6/15/28 @ 100	345,694

		5,740,811

Insurance (0.1%):
530,000	Marsh & McLennan Cos., Inc., 2.35%, 3/6/20, Callable 2/6/20 @ 100	530,351
530,000	Marsh & McLennan Cos., Inc., 2.75%, 1/30/22, Callable 12/30/21 @ 100	536,381

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Insurance, continued
$200,000	Marsh & McLennan Cos., Inc., 3.30%, 3/14/23, Callable 1/14/23 @ 100	$207,020

		1,273,752

Internet & Direct Marketing Retail (0.1%):
1,800,000	Amazon.com, Inc., 2.60%, 12/5/19, Callable 11/5/19 @ 100	1,801,823

IT Services (0.5%):
1,190,000	Fiserv, Inc., 2.70%, 6/1/20, Callable 5/1/20 @ 100	1,194,341
730,000	Fiserv, Inc., 3.80%, 10/1/23, Callable 9/1/23 @ 100	772,006
1,645,000	Refinitiv US Holdings, Inc., 6.25%, 5/15/26, Callable 11/15/21 @ 103.13	1,766,319
2,185,000	Refinitiv US Holdings, Inc., 8.25%, 11/15/26, Callable 11/15/21 @ 104.13	2,408,962

		6,141,628

Life Sciences Tools & Services (1.6%):
2,830,000	Avantor, Inc., 6.00%, 10/1/24, Callable 10/1/20 @ 104.5	3,024,563
11,062,000	Avantor, Inc., 9.00%, 10/1/25, Callable 10/1/20 @ 106.75	12,417,095
4,085,000	Nestle Skin Health TL B 1l Bankdebt, 0.00%, 7/17/26	4,102,034

		19,543,692

Machinery (0.2%):
695,000	Caterpillar Financial Services Corp., 2.25%, 12/1/19, MTN	695,073
915,000	Manitowoc Foodservice, Inc., 9.50%, 2/15/24, Callable 11/7/19 @ 107.13	982,481
200,000	Xylem, Inc., 3.25%, 11/1/26, Callable 8/1/26 @ 100	205,964

		1,883,518

Media (2.6%):
345,000	CCO Holdings LLC, 5.25%, 3/15/21, Callable 10/18/19 @ 100	345,311
2,035,000	CCO Holdings LLC, 5.25%, 9/30/22, Callable 11/7/19 @ 100.88	2,055,350
770,000	CCO Holdings LLC, 5.13%, 2/15/23, Callable 11/7/19 @ 101.71	781,550
1,180,000	CCO Holdings LLC, 4.00%, 3/1/23, Callable 11/1/19 @ 102	1,194,750
2,220,000	CCO Holdings LLC, 5.13%, 5/1/23, Callable 11/7/19 @ 102.56	2,272,725
970,000	CCO Holdings LLC, 5.75%, 9/1/23, Callable 11/7/19 @ 101.92	989,400
875,000	CCO Holdings LLC, 5.75%, 1/15/24, Callable 11/7/19 @ 101.92	893,594
1,755,000	CCO Holdings LLC, 5.88%, 4/1/24, Callable 11/7/19 @ 104.41	1,825,200
5,149,000	CCO Holdings LLC, 5.13%, 5/1/27, Callable 5/1/22 @ 102.56	5,374,269
6,921,000	CCO Holdings LLC, 5.00%, 2/1/28, Callable 8/1/22 @ 102.5	7,154,583
720,000	Charter Communications Operating LLC, 3.58%, 7/23/20, Callable 6/23/20 @ 100	726,430

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Media, continued
$2,045,000	Comcast Corp., 3.30%, 10/1/20	$2,072,920
1,010,000	Comcast Corp., 2.65% (US0003M+33 bps), 10/1/20	1,012,585
935,000	Comcast Corp., 3.45%, 10/1/21	961,493
795,000	Comcast Corp., 2.76% (US0003M+44 bps), 10/1/21	797,150
1,411,000	Sirius XM Radio, Inc., 3.88%, 8/1/22, Callable 8/1/20 @ 101.94	1,432,165
1,190,000	Sirius XM Radio, Inc., 4.63%, 5/15/23, Callable 11/7/19 @ 101.54	1,212,313

		31,101,788

Multiline Retail (0.0%†):
380,000	Dollar Tree, Inc., 3.00% (US0003M+70 bps), 4/17/20, Callable 10/23/19 @ 100	380,087

Multi-Utilities (0.5%):
1,020,000	Berkshire Hathaway Energy Co., 2.40%, 2/1/20, Callable 1/1/20 @ 100	1,020,036
615,000	DTE Energy Co., Series D, 3.70%, 8/1/23, Callable 7/1/23 @ 100	644,802
2,060,000	NiSource Finance Corp., 3.49%, 5/15/27, Callable 2/15/27 @ 100	2,161,172
945,000	NiSource Finance Corp., 4.38%, 5/15/47, Callable 11/15/46 @ 100	1,054,764
1,705,000	NiSource, Inc., 5.65% (H15T5Y+284 bps), 12/31/99, Callable 6/15/23 @ 100	1,748,551

		6,629,325

Oil, Gas & Consumable Fuels (0.1%):
1,020,000	Enterprise Products Operating LLC, 3.50%, 2/1/22	1,051,170
715,000	Nustar Logistics, LP, 4.80%, 9/1/20	726,619

		1,777,789

Personal Products (0.1%):
685,000	Unilever Capital Corp., 3.00%, 3/7/22	701,018

Pharmaceuticals (0.6%):
1,910,000	Bristol-Myers Squibb Co., 2.37% (US0003M+20 bps), 11/16/20	1,911,484
2,925,000	Bristol-Myers Squibb Co., 2.55%, 5/14/21	2,954,844
1,239,000	Elanco Animal Health, Inc., 3.91%, 8/27/21	1,268,991
170,000	Elanco Animal Health, Inc., 4.27%, 8/28/23, Callable 7/28/23 @ 100	178,389
630,000	Elanco Animal Health, Inc., 4.90%, 8/28/28, Callable 5/28/28 @ 100	685,826

		6,999,534

Software (0.8%):
1,250,000	Emerald Topco, Inc., 5.77%, 7/23/26, Callable 11/6/19 @ 101	1,245,838
8,530,000	Solera LLC, 10.50%, 3/1/24, Callable 11/7/19 @ 107.88	8,999,150

		10,244,988

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Specialty Retail (0.2%):
$540,000	AutoZone, Inc., 2.50%, 4/15/21, Callable 3/15/21 @ 100	$542,061
715,000	Home Depot, Inc., 2.45% (US0003M+31 bps), 3/1/22	718,525
600,000	Home Depot, Inc., 3.25%, 3/1/22	620,642

		1,881,228

Tobacco (0.2%):
1,000,000	Philip Morris International, Inc., 2.00%, 2/21/20	999,551
660,000	Philip Morris International, Inc., 2.57% (US0003M+42 bps), 2/21/20	660,859
1,230,000	Philip Morris International, Inc., 2.63%, 2/18/22, Callable 1/18/22 @ 100	1,243,912

		2,904,322

Wireless Telecommunication Services (0.1%):
515,000	T-Mobile USA, Inc., 6.00%, 3/1/23, Callable 10/18/19 @ 101.5	523,369
240,000	T-Mobile USA, Inc., 6.50%, 1/15/26, Callable 1/15/21 @ 103.25	257,700

		781,069

Total Corporate Bonds (Cost $215,604,013)		222,255,960

Yankee Dollars (0.8%):
Auto Components (0.0%†):
115,000	Aptiv plc, 4.35%, 3/15/29, Callable 12/15/28 @ 100	124,352

Diversified Financial Services (0.1%):
970,000	1011778 BC ULC New Red Finance, Inc., 4.63%, 1/15/22	970,000

Electrical Equipment (0.3%):
745,000	Sensata Technologies BV, 4.88%, 10/15/23	785,044
260,000	Sensata Technologies BV, 5.63%, 11/1/24	282,425
925,000	Sensata Technologies BV, 5.00%, 10/1/25	988,593
975,000	Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26, Callable 2/15/21 @ 103.13	1,039,594

		3,095,656

Household Products (0.3%):
2,150,000	Reckitt Benckiser Treasury Services plc, 2.38%, 6/24/22, Callable 4/24/22 @ 100	2,160,971
1,450,000	Reckitt Benckiser Treasury Services plc, 0.00% (US0003M+56 bps), 6/24/22	1,444,386

		3,605,357

Insurance (0.0%†):
500,000	Trinity Acquistion plc, 4.40%, 3/15/26, Callable 12/15/25 @ 100	540,991

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Oil, Gas & Consumable Fuels (0.1%):
$1,650,000	Shell International Finance BV, 2.63% (US0003M+45 bps), 5/11/20	$1,654,104

Total Yankee Dollars (Cost $9,779,659)		9,990,460

Securities Held as Collateral for Securities on Loan (1.0%):
$12,268,787	BlackRock Liquidity FedFund, Institutional Class (a)	12,268,787

Total Securities Held as Collateral for Securities on Loan (Cost $12,268,787)		12,268,787

Unaffiliated Investment Companies (11.8%):
Money Markets (11.8%):
143,870,352	Dreyfus Treasury Securities Cash Management Fund, Institutional Shares, 1.83%(b)	143,870,352

Total Unaffiliated Investment Companies (Cost $143,870,352)		143,870,352

Total Investment Securities (Cost $1,064,544,111) - 102.1%		1,243,465,186
Net other assets (liabilities) - (2.1)%		(25,248,379)

Net Assets - 100.0%		$1,218,216,807

Percentages indicated are based on net assets as of September 30, 2019.

H15T5Y	-	5 Year Treasury Constant Maturity Rate
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
US0003M	-	3 Month US Dollar LIBOR

*	Non-income producing security.
^	This security or a partial position of this security was on loan as of September 30, 2019. The total value of securities on loan as of September 30, 2019 was $12,095,104.
(a)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before September 30, 2019.
(b)	The rate represents the effective yield at September 30, 2019.
†	Represents less than 0.05%.

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

At September 30, 2019, the Fund’s over-the-counter options written were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Notional Amount(a)	Fair Value
Alphabet, Inc.	Goldman Sachs	Call	1270.00 USD	1/17/20	7	$8,890	$(30,673)
Alphabet, Inc.	Citigroup	Call	1300.00 USD	1/17/20	58	75,400	(180,771)
Alphabet, Inc.	Goldman Sachs	Call	1300.00 USD	1/17/20	6	7,800	(19,340)
Alphabet, Inc.	Citigroup	Call	1340.00 USD	1/17/20	14	18,760	(27,542)
Alphabet, Inc.	Goldman Sachs	Call	1350.00 USD	1/17/20	6	8,100	(10,874)
Alphabet, Inc.	Citigroup	Call	1350.00 USD	1/17/20	18	24,300	(31,323)
Alphabet, Inc.	Citigroup	Call	1365.00 USD	1/17/20	52	70,980	(74,878)
Alphabet, Inc.	Citigroup	Call	1400.00 USD	1/17/20	14	19,600	(12,667)
Alphabet, Inc.	Citigroup	Call	1500.00 USD	1/17/20	14	21,000	(3,033)
Amazon.com, Inc.	Citigroup	Call	1800.00 USD	1/17/20	11	19,800	(83,940)
Amazon.com, Inc.	Citigroup	Call	2000.00 USD	1/17/20	4	8,000	(8,243)
Amazon.com, Inc.	Citigroup	Call	2025.00 USD	1/17/20	4	8,100	(6,864)
Amazon.com, Inc.	Citigroup	Call	2100.00 USD	1/17/20	4	8,400	(3,900)
Amazon.com, Inc.	Citigroup	Call	2300.00 USD	1/17/20	17	39,100	(3,616)
Amazon.com, Inc.	Credit Suisse First Boston	Call	2500.00 USD	1/17/20	7	17,500	(369)
Amazon.com, Inc.	Credit Suisse First Boston	Call	2600.00 USD	1/17/20	7	18,200	(195)
Amazon.com, Inc.	Credit Suisse First Boston	Call	2700.00 USD	1/17/20	7	18,900	(103)
American Electric Power Co., Inc.	Citigroup	Call	82.50 USD	1/17/20	96	7,920	(113,129)
American Electric Power Co., Inc.	Credit Suisse First Boston	Call	82.50 USD	1/17/20	10	825	(11,784)
American Electric Power Co., Inc.	Citigroup	Call	85.00 USD	1/17/20	469	39,865	(448,412)
American Electric Power Co., Inc.	Credit Suisse First Boston	Call	85.00 USD	1/17/20	10	850	(9,561)
American Electric Power Co., Inc.	Citigroup	Call	95.00 USD	1/17/20	335	31,825	(88,325)
American Tower Corp.	Credit Suisse First Boston	Call	170.00 USD	1/17/20	84	14,280	(443,176)
American Tower Corp.	Credit Suisse First Boston	Call	175.00 USD	1/17/20	162	28,350	(777,937)
American Tower Corp.	Citigroup	Call	175.00 USD	1/17/20	76	13,300	(364,958)
Anthem, Inc.	Citigroup	Call	300.00 USD	1/17/20	20	6,000	(2,142)
Anthem, Inc.	Citigroup	Call	310.00 USD	1/17/20	20	6,200	(1,282)
Anthem, Inc.	Citigroup	Call	330.00 USD	1/17/20	32	10,560	(755)
Danaher Corp.	Citigroup	Call	150.00 USD	1/17/20	57	8,550	(26,650)
Facebook, Inc.	Jefferies	Call	200.00 USD	1/17/20	166	33,200	(64,319)
Facebook, Inc.	Jefferies	Call	220.00 USD	1/17/20	11	2,420	(1,193)
Facebook, Inc.	JPMorgan Chase	Call	220.00 USD	1/17/20	283	62,260	(30,686)
Fiserv, Inc.	Credit Suisse First Boston	Call	95.00 USD	12/20/19	139	13,205	(154,805)
McDonald’s Corp.	Citigroup	Call	195.00 USD	1/17/20	38	7,410	(84,210)
McDonald’s Corp.	Credit Suisse First Boston	Call	195.00 USD	1/17/20	70	13,650	(155,123)
McDonald’s Corp.	Credit Suisse First Boston	Call	200.00 USD	1/17/20	70	14,000	(126,075)
McDonald’s Corp.	Citigroup	Call	200.00 USD	1/17/20	38	7,600	(68,441)
Microsoft Corp.	Citigroup	Call	120.00 USD	1/17/20	157	18,840	(331,523)
Microsoft Corp.	Credit Suisse First Boston	Call	125.00 USD	1/17/20	340	42,500	(576,832)
Microsoft Corp.	Citigroup	Call	125.00 USD	1/17/20	278	34,750	(471,645)
Microsoft Corp.	Citigroup	Call	130.00 USD	1/17/20	278	36,140	(365,180)

See accompanying notes to the schedules of portfolio investments.

AZL T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

September 30, 2019 (Unaudited)

Microsoft Corp.	Credit Suisse First Boston	Call	130.00 USD	1/17/20	78	$10,140	$(102,461)
Microsoft Corp.	Royal Bank of Canada	Call	130.00 USD	1/17/20	264	34,320	(346,790)
Microsoft Corp.	Citigroup	Call	135.00 USD	1/17/20	284	38,340	(275,842)
NextEra Energy, Inc.	Credit Suisse First Boston	Call	195.00 USD	1/17/20	54	10,530	(212,577)
NextEra Energy, Inc.	Credit Suisse First Boston	Call	200.00 USD	1/17/20	361	72,200	(1,252,889)
PNC Financial Services Group, Inc.	Credit Suisse First Boston	Call	140.00 USD	1/17/20	217	30,380	(146,173)
S&P Global, Inc.	Citigroup	Call	220.00 USD	1/17/20	116	25,520	(357,808)
S&P Global, Inc.	Citigroup	Call	230.00 USD	1/17/20	115	26,450	(267,957)
Texas Instruments, Inc.	Jefferies	Call	120.00 USD	1/17/20	118	14,160	(153,443)
Texas Instruments, Inc.	Royal Bank of Canada	Call	125.00 USD	1/17/20	544	68,000	(522,454)
Texas Instruments, Inc.	Goldman Sachs	Call	130.00 USD	1/17/20	24	3,120	(16,120)
Texas Instruments, Inc.	JPMorgan Chase	Call	130.00 USD	1/17/20	125	16,250	(83,957)
Texas Instruments, Inc.	Jefferies	Call	130.00 USD	1/17/20	132	17,160	(88,659)
Texas Instruments, Inc.	Goldman Sachs	Call	135.00 USD	1/17/20	29	3,915	(12,825)
Texas Instruments, Inc.	Goldman Sachs	Call	140.00 USD	1/17/20	29	4,060	(7,986)
UnitedHealth Group, Inc.	Citigroup	Call	270.00 USD	1/17/20	47	12,690	(4,083)
UnitedHealth Group, Inc.	Citigroup	Call	280.00 USD	1/17/20	47	13,160	(2,437)
UnitedHealth Group, Inc.	Goldman Sachs	Call	290.00 USD	1/17/20	28	8,120	(896)
UnitedHealth Group, Inc.	Citigroup	Call	290.00 USD	1/17/20	56	16,240	(1,793)
UnitedHealth Group, Inc.	Citigroup	Call	300.00 USD	1/17/20	60	18,000	(1,230)
UnitedHealth Group, Inc.	Jefferies	Call	310.00 USD	1/17/20	6	1,860	(81)
Visa, Inc.	Credit Suisse First Boston	Call	150.00 USD	1/17/20	98	14,700	(244,870)
Visa, Inc.	Credit Suisse First Boston	Call	155.00 USD	1/17/20	99	15,345	(205,889)
Visa, Inc.	Credit Suisse First Boston	Call	160.00 USD	1/17/20	160	25,600	(269,748)
Visa, Inc.	Credit Suisse First Boston	Call	165.00 USD	1/17/20	136	22,440	(180,024)
Visa, Inc.	Goldman Sachs	Call	170.00 USD	1/17/20	134	22,780	(134,012)
Visa, Inc.	Credit Suisse First Boston	Call	170.00 USD	1/17/20	133	22,610	(133,012)
Visa, Inc.	Credit Suisse First Boston	Call	175.00 USD	1/17/20	133	23,275	(96,047)
Visa, Inc.	Goldman Sachs	Call	175.00 USD	1/17/20	321	56,175	(231,813)
Visa, Inc.	Goldman Sachs	Call	180.00 USD	1/17/20	107	19,260	(58,315)
Yum! Brands, Inc.	Citigroup	Call	100.00 USD	1/17/20	152	15,200	(224,213)
Yum! Brands, Inc.	Bank of America	Call	105.00 USD	1/17/20	136	14,280	(143,635)
Yum! Brands, Inc.	Citigroup	Call	105.00 USD	1/17/20	233	24,465	(246,081)
Yum! Brands, Inc.	Citigroup	Call	115.00 USD	1/17/20	112	12,880	(44,283)
Yum! Brands, Inc.	Citigroup	Call	120.00 USD	1/17/20	113	13,560	(22,510)

Total (Premiums $5,593,032)							$(11,309,387)

(a)	Notional amount is expressed as the number of contracts multiplied by the strike price of the underlying asset.

See accompanying notes to the schedules of portfolio investments.

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2019 (Unaudited)

1. Significant Accounting Policies

Consolidation of Subsidiaries

The AZL BlackRock Global Allocation Fund’s primary vehicle for gaining exposure to the commodities markets is through investment in the AZL Cayman Global Allocation Fund I, Ltd. (the “Subsidiary”), a wholly-owned and controlled subsidiary of the AZL BlackRock Global Allocation Fund formed in the Cayman Islands, which invests primarily in the commodity-related instruments.

As of September 30, 2019, the AZL BlackRock Global Allocation Fund’s aggregate investment in the Subsidiary was $ 5,522,126 representing 1.46% of the AZL BlackRock Global Allocation Fund’s net assets. The Subsidiary’s investments have been consolidated with those of the AZL BlackRock Global Allocation Fund.

2. Related Party Transactions

Allianz Investment Management LLC (the “Manager”) or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests. At September 30, 2019, these underlying funds are noted as Affiliated Investment Companies in each Fund’s Schedule.

A summary of each Fund’s investments in affiliated investment companies as of September 30, 2019 is as follows:

	Fair Value 12/31/2018	Purchases at Cost	Proceeds from Sales	Net Realized Gain(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 9/30/2019	Shares as of 9/30/2019	Dividend Income

AZL Moderate Index Strategy Fund
AZL Enhanced Bond Index Fund	$244,879,958	$4,128,793	$(28,090,916)	$593,243	$18,895,040	$240,406,118	20,977,846	$-
AZL International Index Fund, Class 2	88,598,148	157,864	(9,254,061)	635,926	10,462,643	90,600,520	5,641,377	-
AZL Mid Cap Index Fund, Class 2	50,637,521	40,002	(4,837,064)	334,664	8,390,232	54,565,355	2,447,975	-
AZL Small Cap Stock Index Fund, Class 2	24,401,994	200,016	(464,080)	(2,979)	3,204,448	27,339,399	1,986,875	-
AZL S&P 500 Index Fund, Class 2	181,690,174	1,744,003	(28,670,799)	5,291,649	30,338,117	190,393,144	10,848,612	-

	$590,207,795	$6,270,678	$(71,316,920)	$6,852,503	$71,290,480	$603,304,536	41,902,685	$-

AZL International Index Fund
Allianz SE, Registered Shares	$10,402,532	$186,844	$(593,876)	$177,572	$1,478,348	$11,651,420	49,971	$513,853

	$10,402,532	$186,844	$(593,876)	$177,572	$1,478,348	$11,651,420	49,971	$513,853

AZL MSCI Global Equity Index Fund
Allianz SE, Registered Shares	$309,184	$-	$(20,127)	$1,572	$48,625	$339,254	1,455	$14,689
BlackRock Inc., Class A	167,734	-	(16,944)	1,468	21,542	173,800	390	4,049

	$476,918	$-	$(37,071)	$3,040	$70,167	$513,054	1,845	$18,738

AZL Russell 1000 Value Index Fund
BlackRock Inc., Class A	$3,490,599	$-	$(380,238)	$(84,863)	$566,360	$3,591,858	8,060	$83,764

	$3,490,599	$-	$(380,238)	$(84,863)	$566,360	$3,591,858	8,060	$83,764

AZL S&P 500 Index Fund
BlackRock Inc., Class A	$5,481,410	$45,956	$(595,490)	$119,226	$633,927	$5,685,029	12,757	$132,673

	$5,481,410	$45,956	$(595,490)	$119,226	$633,927	$5,685,029	12,757	$132,673

ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST

NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS

September 30, 2019 (Unaudited)

3. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of September 30, 2019 are identified below.

AZL BlackRock Global Allocation Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
Fieldwood Energy LLC	3/13/18	81,305	3,485	87,125	0.02%
Fieldwood Energy LLC	4/25/18	247,017	941	23,525	0.01%
Grand Rounds, Inc., Series C	3/31/15	399,608	143,925	387,158	0.10%
Jawbone	1/24/17	–	23,389	–	–%
Lookout, Inc.	3/4/15	63,364	5,547	3,106	–%†
Lookout, Inc. Preferred Shares, Series F	9/19/14	730,222	63,925	458,982	0.12%
Palantir Technologies, Inc., Series I	3/27/14	712,042	116,157	707,396	0.19%
Quintis Pty, Ltd.	10/25/18	316,328	386,370	318,082	0.08%
Quintis Pty, Ltd., 7.50%, 10/1/26, Callable 10/1/21 @ 105.63	10/25/18	42,158	41,361	41,361	0.01%
Quintis Pty, Ltd., 0.00%, 10/1/28, Callable 11/7/19 @ 92	10/25/18	753,320	730,672	730,672	0.19%
REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14	2/7/12	300,000	400,000	-	–%
Uber Technologies	3/21/14	1,063,120	68,532	2,066,708	0.56%

AZL Russell 1000 Growth Index Fund

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets

Palantir Technologies, Inc., Series I	2/7/14	5,157,899	841,419	5,124,242	0.58%

AZL Mid Cap Index Fund
Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets

Airbnb, Inc., Series D, 0.00%	4/16/2014	3,131,402	76,914	9,791,921	0.83%
Palantir Technologies, Inc., Series H1, 0.00%	10/25/2013	237,529	67,672	412,122	0.04%
Palantir Technologies, Inc., Series H, 0.00%	7/19/2012	702,919	67,672	412,122	0.04%
Palantir Technologies, Inc., Series G, 0.00%	10/25/2013	237,529	229,712	1,398,947	0.12%

(a) Acquisition date represents the initial purchase date of the security.

† Represents less than 0.05%.